                          PROSPECTUS DATED MAY 1, 2001

                                      FOR

                  NEW YORK LIFE LIFESTAGES(R) VARIABLE ANNUITY
                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
             51 MADISON AVENUE, ROOM 452, NEW YORK, NEW YORK 10010
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

     This Prospectus describes the individual flexible premium New York Life LifeStages(R) Variable Annuity policies issued by New York Life Insurance and Annuity Corporation ("NYLIAC"). We designed these policies to assist individuals with their long-term retirement planning needs. You can use these policies with retirement plans that do or do not qualify for special federal income tax treatment. The policies offer flexible premium payments, access to your money through partial withdrawals (some withdrawals may be subject to a surrender charge and/or tax penalty), a choice of when income payments will commence, and a guaranteed death benefit if the owner or annuitant dies before income payments have commenced.

     Your premium payments accumulate on a tax-deferred basis. This means your earnings are not taxed until you take the money out of your policy which can be done in several ways. You can split your premium payments among the guaranteed interest options and the twenty-six variable investment divisions listed below.

-    MainStay VP Bond
-    MainStay VP Capital Appreciation
-    MainStay VP Cash Management
-    MainStay VP Convertible
-    MainStay VP Government
-    MainStay VP Growth Equity
-    MainStay VP High Yield Corporate Bond
-    MainStay VP Indexed Equity
-    MainStay VP International Equity
-    MainStay VP Total Return
-    MainStay VP Value
-    MainStay VP American Century Income & Growth
-    MainStay VP Dreyfus Large Company Value
-    MainStay VP Eagle Asset Management Growth Equity
-    MainStay VP Lord Abbett Developing Growth
-    Alger American Small Capitalization
-    Calvert Social Balanced
-    Fidelity VIP Contrafund(R) (Initial Class)
-    Fidelity VIP Equity-Income (Initial Class)
-    Janus Aspen Series Balanced
-    Janus Aspen Series Worldwide Growth
-    MFS(R) Investors Trust Series
     (formerly known as MFS(R) Growth with Income Series)
-    MFS(R) Research Series
-    Morgan Stanley UIF Emerging Markets Equity
-    T. Rowe Price Equity Income
-    Van Eck Worldwide Hard Assets

     We do not guarantee the investment performance of these variable investment divisions. Depending on current market conditions, you can make or lose money in any of the investment divisions.

     You should read this Prospectus carefully before investing and keep it for future reference. This Prospectus is not valid unless attached to current prospectuses for the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Fidelity Variable Insurance Products Fund
(VIP), the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), The Universal Institutional Funds, Inc., the T. Rowe Price Equity Series, Inc. and the Van Eck Worldwide Insurance Trust (the "Funds", each individually a "Fund"). Each Investment Division invests in shares of a corresponding Fund portfolio.

     To learn more about the policy, you can obtain a copy of the Statement of Additional Information ("SAI"), dated May 1, 2001. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. The table of contents for the SAI appears at the end of this Prospectus. For a free copy of the SAI, call us at (800) 598-2019 or write to us at the address above.

     THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE POLICIES INVOLVE RISKS, INCLUDING POTENTIAL LOSS OF PRINCIPAL INVESTED. THE POLICIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                               TABLE OF CONTENTS

                                         PAGE
                                         ----
DEFINITIONS............................    3
FEE TABLE..............................    4
QUESTIONS AND ANSWERS ABOUT
  LIFESTAGES(R) VARIABLE ANNUITY.......    8
FINANCIAL STATEMENTS...................   14
CONDENSED FINANCIAL INFORMATION........   15
NEW YORK LIFE INSURANCE AND ANNUITY
  CORPORATION AND THE SEPARATE
  ACCOUNT..............................   17
  New York Life Insurance and Annuity
     Corporation.......................   17
  The Separate Account.................   17
  The Portfolios.......................   17
  Additions, Deletions or Substitutions
     of Investments....................   18
  Reinvestment.........................   19
THE POLICIES...........................   19
  Selecting the Variable Annuity That's
     Right for You.....................   19
  Qualified and Non-Qualified
     Policies..........................   20
  Policy Application and Premium
     Payments..........................   21
  Payments Returned for Insufficient
     Funds.............................   22
  Your Right to Cancel ("Free Look")...   22
  Issue Ages...........................   22
  Transfers............................   22
  Procedures for Telephone Transfers...   22
  Dollar Cost Averaging (DCA)
     Programs..........................   23
     (a) Traditional Dollar  Cost
         Averaging.....................   23
     (b) The DCA Advantage  Plan.......   24
  Automatic Asset Reallocation.........   25
  Interest Sweep.......................   25
  Accumulation Period..................   25
     (a) Crediting of Premium
          Payments.....................   25
     (b) Valuation of Accumulation
          Units........................   26
  Third Party Investment Advisory
     Arrangements......................   26
  Riders...............................   26
     (a)Living Needs Benefit Rider.....   26
     (b)Unemployment Benefit  Rider....   26
     (c)Investment Protection Plan
        Rider (optional)...............   26
  Policy Owner Inquiries...............   28
  Records and Reports..................   28
CHARGES AND DEDUCTIONS.................   28
  Surrender Charges....................   28
  Amount of Surrender Charge...........   28
  Exceptions to Surrender Charges......   29
  Other Charges........................   29

                                         PAGE
                                         ----
     (a) Mortality and Expense Risk
          Charges......................   29
     (b) Administration Fee............   29
     (c) Policy Service Charge.........   29
     (d) Fund Charges..................   29
     (e)Investment Protection Plan
        Rider Charge (optional)........   30
     (f)Rider Risk Charge Adjustment
        (optional).....................   30
     (g)Transfer Fees..................   30
  Group and Sponsored Arrangements.....   30
  Taxes................................   31
DISTRIBUTIONS UNDER THE POLICY.........   31
  Surrenders and Withdrawals...........   31
     (a) Surrenders....................   31
     (b) Partial Withdrawals...........   31
     (c) Periodic Partial
         Withdrawals...................   32
     (d) Hardship Withdrawals..........   32
  Required Minimum Distribution
      Option...........................   32
  Our Right to Cancel..................   32
  Annuity Commencement Date............   32
  Death Before Annuity Commencement....   32
  Income Payments......................   34
     (a) Election of Income Payment
          Options......................   34
     (b) Other Methods of Payment......   34
     (c) Proof of Survivorship.........   34
  Delay of Payments....................   34
  Designation of Beneficiary...........   34
  Restrictions Under Internal Revenue
     Code Section 403(b)(11)...........   35
  Loans................................   35
THE FIXED ACCOUNT......................   36
     (a) Interest Crediting............   36
     (b) Transfers to Investment
          Divisions....................   36
     (c) Fixed Account Initial  Premium
         Guarantee.....................   36
THE DCA ADVANTAGE PLAN ACCOUNTS........   37
FEDERAL TAX MATTERS....................   37
  Introduction.........................   37
  Taxation of Annuities in General.....   37
  Qualified Plans......................   38
     (a) Section 403(b) Plans..........   38
     (b) Individual Retirement
          Annuities....................   38
     (c) Roth Individual Retirement
          Annuities....................   39
     (d) Deferred Compensation  Plans..   39
DISTRIBUTOR OF THE POLICIES............   39
VOTING RIGHTS..........................   39
TABLE OF CONTENTS FOR THE STATEMENT OF
  ADDITIONAL INFORMATION...............   40

THIS PROSPECTUS IS NOT CONSIDERED AN OFFERING IN ANY STATE WHERE THE SALE OF THIS POLICY CANNOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING OTHER THAN AS DESCRIBED IN THIS PROSPECTUS OR IN ANY ATTACHED SUPPLEMENT TO THIS PROSPECTUS OR IN ANY AUTHORIZED SUPPLEMENTAL SALES MATERIAL.

                                  DEFINITIONS

ACCUMULATION UNIT--An accounting unit we use to calculate the variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct variable Accumulation Unit value.

ACCUMULATION VALUE--The sum of the Variable Accumulation Value, Fixed Accumulation Value and the DCA Accumulation Value of a policy.

ALLOCATION ALTERNATIVES--The Investment Divisions of the Separate Account and the Fixed Account.

ANNUITANT--The person whose life determines the Income Payments, and upon whose death prior to the Annuity Commencement Date, benefits under the policy may be paid.

ANNUITY COMMENCEMENT DATE--The date on which we are to make the first Income Payment under the policy.

BENEFICIARY--The person or entity having the right to receive the death benefit set forth in the policy and who is the "designated beneficiary" for purposes of
Section 72 of the Internal Revenue Code in the event of the Annuitant's or the policy owner's death.

BUSINESS DAY--Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the closing of regular trading on the NYSE, if earlier.

DOLLAR COST AVERAGING ("DCA") ADVANTAGE PLAN ACCOUNTS--The 6-month, 12-month and 18-month DCA accounts used specifically for the DCA Advantage Plan.

DOLLAR COST AVERAGING ("DCA") ADVANTAGE PLAN--A feature which permits automatic dollar cost averaging using the DCA Advantage Plan Accounts.

DOLLAR COST AVERAGING ("DCA") ACCUMULATION VALUE--The sum of premium payments allocated to the DCA Advantage Plan Accounts, plus interest credited on those premium payments, less any transfers and partial withdrawals from the DCA Advantage Plan, and less any surrender charges and any policy service charges that may already have been assessed from the DCA Advantage Plan. The DCA Accumulation Value is supported by assets in NYLIAC's general account. These assets are subject to the claims of our general creditors.

ELIGIBLE PORTFOLIOS ("PORTFOLIOS")--The mutual fund portfolios of the Funds that are available for investment through the Investment Divisions of the Separate Account.

FIXED ACCOUNT--An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Account. The Accumulation Value of the Fixed Account is supported by assets in NYLIAC's general account, which are subject to the claims of our general creditors.

FIXED ACCUMULATION VALUE--The sum of premium payments and transfers allocated to the Fixed Account, plus interest credited on those premium payments and transfers, less any transfers and partial withdrawals from the Fixed Account, and less any surrender charges and policy service charges deducted from the Fixed Account.

INCOME PAYMENTS--Periodic payments NYLIAC makes after the Annuity Commencement Date.

INVESTMENT DIVISION--The variable investment options available with the policy. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.

NON-QUALIFIED POLICIES--Policies that are not available for use in connection with employee retirement plans that qualify for special federal income tax treatment.

PAYMENT YEAR(S)--With respect to any premium payment, the year(s) beginning on the date such premium payment is made to the policy.

POLICY ANNIVERSARY--An anniversary of the Policy Date shown on the Policy Data Page.

POLICY DATA PAGE--Page 2 of the policy which contains the policy specifications.

POLICY DATE--The date from which we measure Policy Years, quarters, months and Policy Anniversaries. It is shown on the Policy Data Page.

POLICY YEAR--A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.

QUALIFIED POLICIES--Policies issued under employee retirement plans that qualify for special federal income tax treatment.

SEPARATE ACCOUNT--NYLIAC Variable Annuity Separate Account-III, a segregated asset account we established to receive and invest premium payments paid under the policies. The Separate Account's Investment Divisions, in turn, purchase shares of Eligible Portfolios.

VARIABLE ACCUMULATION VALUE--The sum of the products of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Division.

                                   FEE TABLE
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                            MAINSTAY VP    MAINSTAY VP
                                                              MAINSTAY VP     CAPITAL         CASH       MAINSTAY VP    MAINSTAY VP
                                                                 BOND       APPRECIATION   MANAGEMENT    CONVERTIBLE    GOVERNMENT
                                                              -----------   ------------   -----------   -----------    -----------
OWNER TRANSACTION EXPENSES
 Surrender Charge (as a % of amount withdrawn)..............  7% during Payment Years 1-3; 6% during Payment Year 4; 5% during
                                                              Payment Year 5; 4% during Payment Year 6; and 0% thereafter.
 Transfer Fee...............................................  There is no transfer fee on the first 12 transfers in any Policy
                                                              Year. However, NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 transfers per Policy Year.
 Annual Policy Service Charge...............................  Lesser of $30 per policy or 2% of the Accumulation Value, for policies with less than $20,000 of Accumulation Value.
 Investment Protection Plan Rider Charge (optional).........  Maximum annual charge of 1% of the amount that is guaranteed.
 Rider Risk Charge Adjustment (optional)....................  Maximum charge of 2% of the amount that is guaranteed for cancellation of the Investment Protection Plan Rider.
SEPARATE ACCOUNT ANNUAL EXPENSES
 (as a % of average account value)
 Mortality and Expense Risk Fees............................     1.25%          1.25%         1.25%          1.25%         1.25%
 Administration Fees........................................     0.15%          0.15%         0.15%          0.15%         0.15%
 Total Separate Account Annual Expenses.....................     1.40%          1.40%         1.40%          1.40%         1.40%
FUND ANNUAL EXPENSES AFTER REIMBURSEMENT
 (as a % of average net assets for the fiscal year ended
   December 31, 2000)(a)
 Advisory Fees..............................................     0.25%          0.36%         0.25%          0.36%         0.30%
 Administration Fees........................................     0.20%          0.20%         0.20%          0.20%         0.20%
 Other Expenses.............................................     0.06%          0.07%         0.07%          0.10%         0.10%
 Total Fund Annual Expenses.................................     0.51%          0.63%         0.52%          0.66%         0.60%

                                                                            MAINSTAY VP
                                                              MAINSTAY VP   HIGH YIELD
                                                                GROWTH       CORPORATE
                                                                EQUITY         BOND
                                                              -----------   -----------
OWNER TRANSACTION EXPENSES
 Surrender Charge (as a % of amount withdrawn)..............  7% during Payment Years 1-3; 6% during Payment Year 4; 5% during
                                                              Payment Year 5; 4% during Payment Year 6; and 0% thereafter.
 Transfer Fee...............................................  There is no transfer fee on the first 12 transfers in any Policy
                                                              Year. However, NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 transfers per Policy Year.
 Annual Policy Service Charge...............................  Lesser of $30 per policy or 2% of the Accumulation Value, for policies with less than $20,000 of Accumulation Value.
 Investment Protection Plan Rider Charge (optional).........  Maximum annual charge of 1% of the amount that is guaranteed.
 Rider Risk Charge Adjustment (optional)....................  Maximum charge of 2% of the amount that is guaranteed for cancellation of the Investment Protection Plan Rider.
SEPARATE ACCOUNT ANNUAL EXPENSES
 (as a % of average account value)
 Mortality and Expense Risk Fees............................     1.25%         1.25%
 Administration Fees........................................     0.15%         0.15%
 Total Separate Account Annual Expenses.....................     1.40%         1.40%
FUND ANNUAL EXPENSES AFTER REIMBURSEMENT
 (as a % of average net assets for the fiscal year ended
   December 31, 2000)(a)
 Advisory Fees..............................................     0.25%         0.30%
 Administration Fees........................................     0.20%         0.20%
 Other Expenses.............................................     0.05%         0.10%
 Total Fund Annual Expenses.................................     0.50%         0.60%

                                                                                                                        MAINSTAY VP
                                                                                                                         AMERICAN
                                                              MAINSTAY VP    MAINSTAY VP    MAINSTAY VP                   CENTURY
                                                                INDEXED     INTERNATIONAL      TOTAL      MAINSTAY VP    INCOME &
                                                                EQUITY         EQUITY         RETURN         VALUE        GROWTH
                                                              -----------   -------------   -----------   -----------   -----------
OWNER TRANSACTION EXPENSES
 Surrender Charge (as a % of amount withdrawn)..............  7% during Payment Years 1-3; 6% during Payment Year 4; 5% during
                                                              Payment Year 5; 4% during Payment Year 6; and 0% thereafter.
 Transfer Fee...............................................  There is no transfer fee on the first 12 transfers in any Policy
                                                              Year. However, NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 transfers per Policy Year.
                                                              Lesser of $30 per policy or 2% of the Accumulation Value, for
 Annual Policy Service Charge...............................  policies with less than $20,000 of Accumulation Value.
 Investment Protection Plan Rider (optional)................  Maximum annual charge of 1% of the amount that is guaranteed.
 Rider Risk Charge Adjustment (optional)....................  Maximum charge of 2% of the amount that is guaranteed for cancellation of the Investment Protection Plan Rider.
SEPARATE ACCOUNT ANNUAL EXPENSES
 (as a % of average account value)
 Mortality and Expense Risk Fees............................     1.25%          1.25%          1.25%         1.25%         1.25%
 Administration Fees........................................     0.15%          0.15%          0.15%         0.15%         0.15%
 Total Separate Account Annual Expenses.....................     1.40%          1.40%          1.40%         1.40%         1.40%
FUND ANNUAL EXPENSES AFTER REIMBURSEMENT
 (as a % of average net assets for the fiscal year ended
   December 31, 2000)(a)
 Advisory Fees..............................................     0.10%          0.60%          0.32%         0.36%         0.50%
 Administration Fees........................................     0.20%          0.20%          0.20%         0.20%         0.20%
 Other Expenses.............................................     0.07%          0.21%          0.07%         0.08%         0.20%
 Total Fund Annual Expenses.................................     0.37%          1.01%          0.59%         0.64%         0.90%


                                                               MAINSTAY VP
                                                              DREYFUS LARGE
                                                              COMPANY VALUE
                                                              -------------
OWNER TRANSACTION EXPENSES
 Surrender Charge (as a % of amount withdrawn)..............  7% during Payment Years 1-3; 6% during Payment Year 4; 5% during
                                                              Payment Year 5; 4% during Payment Year 6; and 0% thereafter.
 Transfer Fee...............................................  There is no transfer fee on the first 12 transfers in any Policy
                                                              Year. However, NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 transfers per Policy Year.
 Annual Policy Service Charge...............................  Lesser of $30 per policy or 2% of the Accumulation Value, for policies with less than $20,000 of Accumulation Value.
 Investment Protection Plan Rider (optional)................  Maximum annual charge of 1% of the amount that is guaranteed.
 Rider Risk Charge Adjustment (optional)....................  Maximum charge of 2% of the amount that is guaranteed for cancellation of the Investment Protection Plan Rider.

SEPARATE ACCOUNT ANNUAL EXPENSES
 (as a % of average account value)
 Mortality and Expense Risk Fees............................      1.25%
 Administration Fees........................................      0.15%
 Total Separate Account Annual Expenses.....................      1.40%
FUND ANNUAL EXPENSES AFTER REIMBURSEMENT
 (as a % of average net assets for the fiscal year ended
   December 31, 2000)(a)
 Advisory Fees..............................................      0.60%
 Administration Fees........................................      0.20%
 Other Expenses.............................................      0.21%
 Total Fund Annual Expenses.................................      1.01%

------------
(a) The Fund or its agents provided the fees and charges, which are based on 2000 expenses and may reflect estimated charges, except for Janus. We have not verified the accuracy of the information provided by the agents.

                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                              MAINSTAY VP
                                                                 EAGLE       MAINSTAY
                                                                 ASSET          VP            ALGER
                                                              MANAGEMENT    LORD ABBETT      AMERICAN      CALVERT      FIDELITY
                                                                GROWTH      DEVELOPING        SMALL         SOCIAL         VIP
                                                                EQUITY        GROWTH      CAPITALIZATION   BALANCED   CONTRAFUND(R)
                                                              -----------   -----------   --------------   --------   -------------
OWNER TRANSACTION EXPENSES
 Surrender Charge (as a % of amount withdrawn)..............  7% during Payment Years 1-3; 6% during Payment Year 4; 5% during
                                                              Payment Year 5; 4% during Payment Year 6; and 0% thereafter.
 Transfer Fee...............................................  There is no transfer fee on the first 12 transfers in any Policy
                                                              Year. However, NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 transfers per Policy Year.
 Annual Policy Service Charge...............................  Lesser of $30 per policy or 2% of the Accumulation Value, for policies with less than $20,000 of Accumulation Value.
 Investment Protection Plan Rider Charge (optional).........  Maximum annual charge of 1% of the amount that is guaranteed.
 Rider Risk Charge Adjustment (optional)....................  Maximum charge of 2% of the amount that is guaranteed for cancellation of the Investment Protection Plan Rider.
SEPARATE ACCOUNT ANNUAL EXPENSES
 (as a % of average account value)
 Mortality and Expense Risk Fees............................     1.25%         1.25%           1.25%         1.25%        1.25%
 Administration Fees........................................     0.15%         0.15%           0.15%         0.15%        0.15%
 Total Separate Account Annual Expenses.....................     1.40%         1.40%           1.40%         1.40%        1.40%
FUND ANNUAL EXPENSES AFTER REIMBURSEMENT
 (as a % of average net assets for the fiscal year ended
   December 31, 2000)(a)
 Advisory Fees..............................................     0.50%         0.60%           0.85%         0.70%        0.57%
 Administration Fees........................................     0.20%         0.20%             --            --           --
 Other Expenses.............................................     0.10%         0.27%           0.05%         0.18%(b)     0.09%
 Total Fund Annual Expenses.................................     0.80%         1.07%           0.90%         0.88%(b)     0.66%(c)


                                                              FIDELITY VIP      JANUS
                                                                 EQUITY      ASPEN SERIES
                                                                 INCOME        BALANCED
                                                              ------------   ------------
OWNER TRANSACTION EXPENSES
 Surrender Charge (as a % of amount withdrawn)..............  7% during Payment Years 1-3; 6% during Payment Year 4; 5% during
                                                              Payment Year 5; 4% during Payment Year 6; and 0% thereafter.
 Transfer Fee...............................................  There is no transfer fee on the first 12 transfers in any Policy
                                                              Year. However, NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 transfers per Policy Year.
 Annual Policy Service Charge...............................  Lesser of $30 per policy or 2% of the Accumulation Value, for policies with less than $20,000 of Accumulation Value.
 Investment Protection Plan Rider Charge (optional).........  Maximum annual charge of 1% of the amount that is guaranteed.
 Rider Risk Charge Adjustment (optional)....................  Maximum charge of 2% of the amount that is guaranteed for cancellation of the Investment Protection Plan Rider.
SEPARATE ACCOUNT ANNUAL EXPENSES
 (as a % of average account value)
 Mortality and Expense Risk Fees............................      1.25%          1.25%
 Administration Fees........................................      0.15%          0.15%
 Total Separate Account Annual Expenses.....................      1.40%          1.40%
FUND ANNUAL EXPENSES AFTER REIMBURSEMENT
 (as a % of average net assets for the fiscal year ended
   December 31, 2000)(a)
 Advisory Fees..............................................      0.48%          0.65%
 Administration Fees........................................        --             --
 Other Expenses.............................................      0.08%          0.01%
 Total Fund Annual Expenses.................................      0.56%(c)       0.66%(d)

                                                                 JANUS         MFS(R)
                                                              ASPEN SERIES    INVESTORS     MFS(R)    MORGAN STANLEY
                                                               WORLDWIDE        TRUST      RESEARCH    UIF EMERGING
                                                                 GROWTH        SERIES       SERIES    MARKETS EQUITY
                                                              ------------    ---------    --------   --------------
OWNER TRANSACTION EXPENSES
 Surrender Charge (as a % of amount withdrawn)..............  7% during Payment Years 1-3; 6% during Payment Year 4;
                                                              5% during Payment Year 5; 4% during Payment Year 6;
                                                              and 0% thereafter.
 Transfer Fee...............................................  There is no transfer fee on the first 12 transfers in any Policy Year. However, NYLIAC reserves the right to
                                                              charge up to $30 for each transfer in excess of 12
                                                              transfers per Policy Year.
                                                              Lesser of $30 per policy or 2% of the Accumulation
 Annual Policy Service Charge...............................  Value, for policies with less than $20,000 of
                                                              Accumulation Value.
 Investment Protection Plan Rider Charge (optional).........  Maximum annual charge of 1% of the amount that is guaranteed.
 Rider Risk Charge Adjustment (optional)....................  Maximum charge of 2% of the amount that is guaranteed for cancellation of the Investment Protection Plan
                                                              Rider.
SEPARATE ACCOUNT ANNUAL EXPENSES
 (as a % of average account value)
 Mortality and Expense Risk Fees............................      1.25%         1.25%        1.25%         1.25%
 Administration Fees........................................      0.15%         0.15%        0.15%         0.15%
 Total Separate Account Annual Expenses.....................      1.40%         1.40%        1.40%         1.40%
FUND ANNUAL EXPENSES AFTER REIMBURSEMENT
 (as a % of average net assets for the fiscal year ended
   December 31, 2000)(a)
 Advisory Fees..............................................      0.65%         0.75%        0.75%         1.09%
 Administration Fees........................................        --            --           --          0.25%
 Other Expenses.............................................      0.04%         0.12%        0.10%         0.46%
 Total Fund Annual Expenses.................................      0.69%(d)      0.87%(e)     0.85%(e)      1.80%(f)


                                                                                VAN ECK
                                                              T. ROWE PRICE    WORLDWIDE
                                                              EQUITY INCOME   HARD ASSETS
                                                              -------------   -----------
OWNER TRANSACTION EXPENSES
 Surrender Charge (as a % of amount withdrawn)..............  7% during Payment Years 1-3; 6% during Payment Year 4;
                                                              5% during Payment Year 5; 4% during Payment Year 6;
                                                              and 0% thereafter.
 Transfer Fee...............................................  There is no transfer fee on the first 12 transfers in any Policy Year. However, NYLIAC reserves the right to
                                                              charge up to $30 for each transfer in excess of 12
                                                              transfers per Policy Year.
                                                              Lesser of $30 per policy or 2% of the Accumulation
 Annual Policy Service Charge...............................  Value, for policies with less than $20,000 of
                                                              Accumulation Value.
 Investment Protection Plan Rider Charge (optional).........  Maximum annual charge of 1% of the amount that is guaranteed.
 Rider Risk Charge Adjustment (optional)....................  Maximum charge of 2% of the amount that is guaranteed for cancellation of the Investment Protection Plan
                                                              Rider.
SEPARATE ACCOUNT ANNUAL EXPENSES
 (as a % of average account value)
 Mortality and Expense Risk Fees............................      1.25%          1.25%
 Administration Fees........................................      0.15%          0.15%
 Total Separate Account Annual Expenses.....................      1.40%          1.40%
FUND ANNUAL EXPENSES AFTER REIMBURSEMENT
 (as a % of average net assets for the fiscal year ended
   December 31, 2000)(a)
 Advisory Fees..............................................      0.85%(g)       1.00%
 Administration Fees........................................        --             --
 Other Expenses.............................................        --           0.14%
 Total Fund Annual Expenses.................................      0.85%          1.14%

------------
(b) "Other Expenses" reflect an indirect fee of 0.02% relating to a fee offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolio's uninvested cash balances. Net fund operating expenses after reductions for these fees paid indirectly would be 0.86% for the Social Balanced Portfolio. Total expenses have been restated to reflect expenses expected to be incurred in 2001.
(c) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce the Fund's expenses and/or because through arrangements with the Funds' custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. See the accompanying Fund prospectus for details.
(d) Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for Balanced and Worldwide Growth portfolios. All expenses are shown without the effect of any expense offset arrangements.
(e) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions and are therefore higher than actual expenses of the series. Had these fee reductions been taken into account, "Total Fund Annual Expenses" would equal 0.86% for the MFS(R) Investors Trust Series and 0.84% for the MFS(R) Research Series.
(f) Morgan Stanley Asset Management has voluntarily agreed to waive its "Advisory Fees" and/or reimburse the Portfolio, if necessary, to the extent that the "Total Fund Annual Expenses" of the Portfolio exceeds 1.75% of average daily net assets. For purposes of determining the amount of the voluntary advisory fee waiver and/or reimbursement, if any, the portfolio's annual operating expenses include certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. The fee waivers and reimbursements described above may be terminated by Morgan Stanley Asset Management at any time without notice. Absent such reductions, "Advisory Fees," "Administration Fees," "Other Expenses" and "Total Fund Annual Expenses" would have been 1.25%, 0.25%, 0.46% and 1.96% respectively.
(g) The "Advisory Fees" include the ordinary operating expenses of the Fund.

EXAMPLES(1)

     The table below will help you to understand the various costs and expenses that you will bear directly and indirectly. The table reflects charges and expenses of the Separate Account and the Funds. However, the table does not reflect the charges for the optional Investment Protection Plan Rider, which would add a maximum of $10.00 per year for each year that the rider is in effect. If you cancel the rider at any time prior to surrendering the policy, a one-time charge of up to $20.00 would apply to the extent permitted by state law. Charges and expenses may be higher or lower in future years. For more information on the charges reflected in this table, see "CHARGES AND DEDUCTIONS" and the Fund prospectuses which accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct premium taxes on surrender of the policy or on the Annuity Commencement Date.

     You would pay the following expenses on a $1,000 investment in one of the Investment Divisions listed, assuming a 5% annual return on assets:

        1. If you surrender your policy at the end of the stated time period:

                                                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                        --------   --------   --------   --------
                MainStay VP Bond......................................   $87.39    $138.19    $171.21    $256.70
                MainStay VP Capital Appreciation......................   $88.54    $141.64    $177.07    $269.08
                MainStay VP Cash Management...........................   $87.49    $138.48    $171.70    $257.74
                MainStay VP Convertible...............................   $88.83    $142.50    $178.53    $272.14
                MainStay VP Government................................   $88.25    $140.78    $175.60    $265.98
                MainStay VP Growth Equity.............................   $87.30    $137.91    $170.72    $255.68
                MainStay VP High Yield Corporate Bond.................   $88.25    $140.78    $175.60    $265.98
                MainStay VP Indexed Equity............................   $86.05    $134.15    $164.32    $242.09
                MainStay VP International Equity......................   $92.18    $152.49    $195.43    $307.26
                MainStay VP Total Return..............................   $88.16    $140.49    $175.12    $264.97
                MainStay VP Value.....................................   $88.64    $141.92    $177.54    $270.08
                MainStay VP American Century Income & Growth..........   $91.13    $149.37    $190.15    $296.37
                MainStay VP Dreyfus Large Company Value...............   $92.18    $152.49    $195.43    $307.26
                MainStay VP Eagle Asset Management Growth Equity......   $90.17    $146.50    $185.32    $286.33
                MainStay VP Lord Abbett Developing Growth.............   $92.76    $154.20    $198.30    $313.16
                Alger American Small Capitalization...................   $91.13    $149.37    $190.15    $296.37
                Calvert Social Balanced...............................   $90.93    $148.79    $189.18    $294.36
                Fidelity VIP Contrafund(R)............................   $88.83    $142.50    $178.53    $272.14
                Fidelity VIP Equity-Income............................   $87.87    $139.63    $173.65    $261.87
                Janus Aspen Series Balanced...........................   $88.83    $142.50    $178.53    $272.14
                Janus Aspen Series Worldwide Growth...................   $89.11    $143.36    $179.98    $275.20
                MFS(R) Investors Trust Series.........................   $90.84    $148.51    $188.71    $293.37
                MFS(R) Research Series................................   $90.64    $147.93    $187.73    $291.36
                Morgan Stanley UIF Emerging Markets Equity............   $99.74    $174.79    $232.67    $382.21
                T. Rowe Price Equity Income...........................   $90.64    $147.93    $187.73    $291.36
                Van Eck Worldwide Hard Assets.........................   $93.61    $156.76    $202.60    $321.96

        2. If you annuitize your policy at the end of the stated time period:

                MainStay VP Bond......................................   $87.39    $ 69.88    $119.71    $256.70
                MainStay VP Capital Appreciation......................   $88.54    $ 73.58    $125.89    $269.08
                MainStay VP Cash Management...........................   $87.49    $ 70.20    $120.23    $257.74
                MainStay VP Convertible...............................   $88.83    $ 74.50    $127.42    $272.14
                MainStay VP Government................................   $88.25    $ 72.65    $124.34    $265.98
                MainStay VP Growth Equity.............................   $87.30    $ 69.58    $119.20    $255.68
                MainStay VP High Yield Corporate Bond.................   $88.25    $ 72.65    $124.34    $265.98
                MainStay VP Indexed Equity............................   $86.05    $ 65.56    $112.46    $242.09
                MainStay VP International Equity......................   $92.18    $ 85.19    $145.20    $307.26
                MainStay VP Total Return..............................   $88.16    $ 72.34    $123.82    $264.97
                MainStay VP Value.....................................   $88.64    $ 73.87    $126.38    $270.08
                MainStay VP American Century Income & Growth..........   $91.13    $ 81.86    $139.64    $296.37

---------------
(1) For purposes of calculating these examples, we have expressed the annual policy service charge as an annual percentage of assets based on the average size of policies having an Accumulation Value of less than $20,000 on December 31, 2000. The average size is $10,000. This calculation method reasonably reflects the annual policy service charge applicable to policies having an Accumulation Value of less than $20,000. The annual policy service charge does not apply to policies having an Accumulation Value of $20,000 or greater. The expenses shown, therefore, would be slightly lower if your policy's Accumulation Value is $20,000 or greater.

                MainStay VP Dreyfus Large Company Value...............   $92.18    $ 85.19    $145.20    $307.26
                MainStay VP Eagle Asset Management Growth Equity......   $90.17    $ 78.78    $134.56    $286.33
                MainStay VP Lord Abbett Developing Growth.............   $92.76    $ 87.02    $148.22    $313.16
                Alger American Small Capitalization...................   $91.13    $ 81.86    $139.64    $296.37
                Calvert Social Balanced...............................   $90.93    $ 81.23    $138.62    $294.36
                Fidelity VIP Contrafund(R)............................   $88.83    $ 74.50    $127.42    $272.14
                Fidelity VIP Equity-Income............................   $87.87    $ 71.42    $122.28    $261.87
                Janus Aspen Series Balanced...........................   $88.83    $ 74.50    $127.42    $272.14
                Janus Aspen Series Worldwide Growth...................   $89.11    $ 75.42    $128.95    $275.20
                MFS(R) Investors Trust Series.........................   $90.84    $ 80.93    $138.13    $293.37
                MFS(R) Research Series................................   $90.64    $ 80.31    $137.10    $291.36
                Morgan Stanley UIF Emerging Markets Equity............   $99.74    $109.07    $184.40    $382.21
                T. Rowe Price Equity Income...........................   $90.64    $ 80.31    $137.10    $291.36
                Van Eck Worldwide Hard Assets.........................   $93.61    $ 89.77    $152.75    $321.96

     3. If you do not surrender your policy:

                                                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                        --------   --------   --------   --------
                MainStay VP Bond......................................   $22.67    $ 69.88    $119.71    $256.70
                MainStay VP Capital Appreciation......................   $23.90    $ 73.58    $125.89    $269.08
                MainStay VP Cash Management...........................   $22.77    $ 70.20    $120.23    $257.74
                MainStay VP Convertible...............................   $24.21    $ 74.50    $127.42    $272.14
                MainStay VP Government................................   $23.59    $ 72.65    $124.34    $265.98
                MainStay VP Growth Equity.............................   $22.57    $ 69.58    $119.20    $255.68
                MainStay VP High Yield Corporate Bond.................   $23.59    $ 72.65    $124.34    $265.98
                MainStay VP Indexed Equity............................   $21.24    $ 65.56    $112.46    $242.09
                MainStay VP International Equity......................   $27.78    $ 85.19    $145.20    $307.26
                MainStay VP Total Return..............................   $23.49    $ 72.34    $123.82    $264.97
                MainStay VP Value.....................................   $24.00    $ 73.87    $126.38    $270.08
                MainStay VP American Century Income & Growth..........   $26.66    $ 81.86    $139.64    $296.37
                MainStay VP Dreyfus Large Company Value...............   $27.78    $ 85.19    $145.20    $307.26
                MainStay VP Eagle Asset Management Growth Equity......   $25.63    $ 78.78    $134.56    $286.33
                MainStay VP Lord Abbett Developing Growth.............   $28.39    $ 87.02    $148.22    $313.16
                Alger American Small Capitalization...................   $26.66    $ 81.86    $139.64    $296.37
                Calvert Social Balanced...............................   $26.45    $ 81.23    $138.62    $294.36
                Fidelity VIP Contrafund(R)............................   $24.21    $ 74.50    $127.42    $272.14
                Fidelity VIP Equity-Income............................   $23.18    $ 71.42    $122.28    $261.87
                Janus Aspen Series Balanced...........................   $24.21    $ 74.50    $127.42    $272.14
                Janus Aspen Series Worldwide Growth...................   $24.51    $ 75.42    $128.95    $275.20
                MFS(R) Investors Trust Series.........................   $26.35    $ 80.93    $138.13    $293.37
                MFS(R) Research Series................................   $26.14    $ 80.31    $137.10    $291.36
                Morgan Stanley UIF Emerging Markets Equity............   $35.85    $109.07    $184.40    $382.21
                T. Rowe Price Equity Income...........................   $26.14    $ 80.31    $137.10    $291.36
                Van Eck Worldwide Hard Assets.........................   $29.31    $ 89.77    $152.75    $321.96

THESE EXAMPLES SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE PERFORMANCE OR EXPENSES. THE ACTUAL EXPENSES PAID OR PERFORMANCE ACHIEVED MAY BE GREATER OR LESS THAN THOSE SHOWN.

           QUESTIONS AND ANSWERS ABOUT LIFESTAGES(R) VARIABLE ANNUITY

     NOTE: THE FOLLOWING SECTION CONTAINS BRIEF QUESTIONS AND ANSWERS ABOUT LIFESTAGES(R) VARIABLE ANNUITY. YOU SHOULD REFER TO THE BODY OF THIS PROSPECTUS FOR MORE DETAILED INFORMATION.

1. WHAT IS LIFESTAGES(R) VARIABLE ANNUITY?

     A LifeStages(R) Variable Annuity is a Flexible Premium Deferred Variable Retirement Annuity policy. NYLIAC issues the policy. You may allocate premium payments to one or more of the Investment Divisions of the Separate Account, or to the Fixed Account. In addition, in states where approved, you may also allocate premium payments to one or more DCA Advantage Plan Accounts. The Accumulation Value will fluctuate according to the performance of the Investment Divisions selected and the interest credited to the amounts in the Fixed Account and the DCA Advantage Plan Accounts.

2. WHERE CAN I ALLOCATE MY PREMIUM PAYMENTS?

     (a) You can allocate your premium payments to one or more of the following Allocation Alternatives:

        (i) SEPARATE ACCOUNT

             The Separate Account currently consists of 30 investment divisions, 26 of which are available under this policy. The available Investment Divisions are listed on the first page of this Prospectus. When you allocate a premium payment to one of the Investment Divisions, the Separate Account will invest your premium payment exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund.

        (ii) FIXED ACCOUNT

             Each premium payment, or the portion of any premium payment, you allocate to the Fixed Account will reflect a fixed interest rate. (See "THE FIXED ACCOUNT.")

     (b) In states where approved you can also allocate your premium payments to the DCA Advantage Plan. The DCA Advantage Plan consists of three DCA Advantage Plan Accounts: a 6-month, 12-month and an 18-month account. NYLIAC will credit interest to amounts held in the DCA Advantage Plan Accounts at rates we have set in advance. The DCA Advantage Plan allows you to set up automatic dollar cost averaging from the DCA Advantage Plan Accounts into the Investment Divisions and/or the Fixed Account. (See "THE POLICIES--Dollar Cost Averaging (DCA) Program--The DCA Advantage Plan.") You should check with your registered representative to determine if the DCA Advantage Plan has been approved in your state.

3. CAN I MAKE TRANSFERS AMONG THE INVESTMENT DIVISIONS AND THE FIXED ACCOUNT?

     You can transfer all or part of the Accumulation Value of your policy between the Investment Divisions or from the Investment Divisions to the Fixed Account at least 30 days before the Annuity Commencement Date. The maximum amount you are allowed to transfer from the Fixed Account during any Policy Year is 20%. (See "THE FIXED ACCOUNT.") Generally, you can transfer a minimum amount of $500, unless we agree otherwise. You can make unlimited transfers each Policy Year. (See "THE POLICIES--Transfers.")

     You can make transfers to the investment divisions, from the Fixed Account and the DCA Advantage Plan Accounts, although certain restrictions may apply. (See "THE FIXED ACCOUNT" and "THE POLICIES--Dollar Cost Averaging (DCA) Program--The DCA Advantage Plan Accounts.") In addition, you can request transfers through the traditional Dollar Cost Averaging, Automatic Asset Reallocation or Interest Sweep options described in this Prospectus. You may not transfer money into the Fixed Account if you transferred money out of the Fixed Account during the previous six-month period.

4. WHAT CHARGES ARE ASSESSED AGAINST THE POLICY?

     Before the date we start making Income Payments to you, we will deduct a policy service charge on each Policy Anniversary and upon surrender of the policy if on that date the Accumulation Value is below $20,000. This charge will be the lesser of $30 or 2% of the Accumulation Value at the end of the Policy Year or on the date of surrender. In addition, we deduct on a daily basis a charge for policy administration expenses. This charge is equal, on an annual basis, to .15% of the net asset value of the Separate Account. (See "CHARGES AND DEDUCTIONS--Other Charges.")

     The policies are also subject to a charge for certain mortality and expense risks NYLIAC assumes. We also deduct this charge on a daily basis. This charge is equal, on an annual basis, to 1.25% of the average daily net asset value of the Separate Account. (See "CHARGES AND DEDUCTIONS--Other Charges.")

     We impose a surrender charge on certain partial withdrawals or surrenders of the policies. This charge is assessed as a percentage of the amount of premium payment withdrawn during the first six Payment Years following each premium payment. We keep track of each premium payment and assess a charge based on the length of time a premium payment is in your policy before it is withdrawn. The percentage declines after the first three Payment Years as follows:

                        PAYMENT YEAR                          SURRENDER CHARGE
                        ------------                          ----------------
1...........................................................         7%
2...........................................................         7%
3...........................................................         7%
4...........................................................         6%
5...........................................................         5%
6...........................................................         4%
7+..........................................................         0%

     For purposes of calculating the surrender charge, we treat withdrawals as coming from the oldest premium payment first (on a first-in, first-out basis).

     FOR APPLICATIONS SIGNED BEFORE MAY 19, 2000, you can make withdrawals from the policy free of surrender charges based on certain limitations. In any one Policy Year, you may withdraw free of a surrender charge up to 10% of the Accumulation Value at the time of the withdrawal ("10% Window"). In addition, for policies with total premium payments of $100,000 or more, you may withdraw free of a surrender charge the greater of (a) the 10% Window or (b) the Accumulation Value of the policy less the accumulated premium payments. (See "CHARGES AND DEDUCTIONS--Surrender Charges" and "EXCEPTIONS TO SURRENDER CHARGES.")

     FOR APPLICATIONS SIGNED ON OR AFTER MAY 19, 2000, you can make withdrawals from the policy free of surrender charges based on certain limitations. In any one Policy Year, you may withdraw free of a surrender charge the greater of (a) up to 10% of the Accumulation Value at the time of the withdrawal or (b) the Accumulation Value of the policy less the accumulated premium payments. (See "CHARGES AND DEDUCTIONS--Surrender Charges" and "EXCEPTIONS TO SURRENDER CHARGES.")

     If you select the Investment Protection Plan Rider (in states where available), we will deduct a charge on each policy quarter, based on the amount that is guaranteed. (See "OTHER CHARGES--Investment Protection Plan Rider Charge.") The maximum annual charge for this feature is 1% of the amount that is guaranteed. To the extent permitted by state law, we may deduct a charge from your Accumulation Value if you cancel the Investment Protection Plan Rider. We call this charge a Rider Risk Charge Adjustment. (See "OTHER CHARGES--Rider Risk Charge Adjustment.") The maximum Rider Risk Charge Adjustment is 2% of the amount that is guaranteed. We set both of these charges at our sole discretion, subject to the stated maximums. You should consult with your registered representative to determine the percentages we are currently charging before you select the Investment Protection Plan Rider. We will not increase either of these charges after the date the rider becomes effective for the Investment Protection Plan.

     Finally, the value of the shares of each Fund reflects advisory fees, administration fees and other expenses deducted from the assets of each Fund. (See the Fund prospectuses which are attached to this Prospectus.)

5. WHAT ARE THE MINIMUM INITIAL AND MAXIMUM ADDITIONAL PREMIUM PAYMENTS?

     Unless we permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies and $5,000 for Non-Qualified Policies. You can make additional premium payments of at least $500 or such lower amount as we may permit at any time. You have a choice of sending premium payments directly to NYLIAC or through pre-authorized monthly deductions from banks, credit unions or similar accounts. We may agree to other methods of payment. The maximum aggregate amount of premium payments we accept is $1,000,000, without prior approval. For Qualified Policies, you may not make premium payments in excess of the amount permitted by law for the plan.

6. HOW ARE PREMIUM PAYMENTS ALLOCATED?

     In states where approved, we will allocate the initial premium payment to the Investment Divisions, Fixed Account and DCA Advantage Plan Accounts you have selected within two Business Days after receipt, subject to our receipt of all information necessary to issue a policy. Otherwise except for premium payments or portions of premium payments applied to the Fixed Account, we will hold the initial premium payment in the MainStay VP Cash Management Investment Division for 15 days after we issue the policy. At the end of this period, we will allocate the premium payment to the Investment Divisions you have selected. We will apply initial premium payments allocated to the Fixed Account immediately. Please check with your registered representative to determine how we will allocate the initial premium payment under your policy. Subsequent premium payments will be allocated at the close of the Business Day on which they are received.

     You may allocate the initial premium payment and thereafter maintain the Accumulation Value in up to 18 Investment Divisions (including the DCA Advantage Plan Accounts in states where approved), plus the Fixed Account (See "AUTOMATIC ASSET REALLOCATION"). Moreover, you may raise or lower the percentages of the premium payment (which must be in whole number percentages) you place in each Allocation Alternative at the time you make a premium payment. However, any change to your allocations may not result in the Accumulation Value being allocated to more than 18 Investment Divisions (including the DCA Advantage Plan Accounts) plus the Fixed Account. The minimum amount which you may place in any one Allocation Alternative (except the DCA Advantage Plan Accounts) is $25, or such lower amount as we may permit. We reserve the right to limit the amount of a premium payment that you may place in any one Allocation Alternative and the number of Investment Divisions to which you allocate your Accumulation Value.

7. WHAT HAPPENS IF PREMIUM PAYMENTS ARE NOT MADE?

     If we do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, we reserve the right to terminate your policy. We will notify you of our intention to exercise this right and give you 90 days to make a premium payment. If we terminate your policy, we will pay you the Accumulation Value of your policy in one lump sum.

8. CAN I WITHDRAW MONEY FROM THE POLICY BEFORE THE ANNUITY COMMENCEMENT DATE?

     You may make withdrawals from your policy before the Annuity Commencement Date and while the Annuitant is still alive. Your withdrawal request must be in a form that is acceptable to us. Under most circumstances, you may make a minimum partial withdrawal of $500. Withdrawals may be subject to a surrender charge. In addition, you may have to pay income tax and a 10% penalty tax may apply if you are under age 59 1/2. (See "DISTRIBUTIONS UNDER THE POLICY" and "FEDERAL TAX MATTERS.")

9. HOW WILL NYLIAC MAKE INCOME PAYMENTS ON THE ANNUITY COMMENCEMENT DATE?

     We will make Income Payments on a fixed basis. We do not currently offer a variable income payment option. We will make payments under the Life Income Payment Option over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. Income Payments will always be the same specified amount. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments.") We may offer other options, at our discretion, where permitted by state law.

10. WHAT HAPPENS IF I DIE OR THE ANNUITANT DIES BEFORE THE ANNUITY COMMENCEMENT DATE?

     If you or the Annuitant dies before the Annuity Commencement Date, we will pay the Beneficiary under the policy an amount equal to the greater of:

        (a) the Accumulation Value, less any outstanding loan balance,

        (b) the sum of all premium payments made, less any outstanding loan balance, partial withdrawals and surrender charges previously imposed, or

        (c) the "reset value" (as described under "Death Before Annuity Commencement" in this Prospectus) plus any additional premium payments made since the most recent "reset date," less any outstanding loan balance, partial withdrawals and applicable surrender charges since the most recent "reset date."

     If the Beneficiary is the spouse of the Annuitant or the owner, see Question 11. (Also see "DISTRIBUTIONS UNDER THE POLICY--Death Before Annuity Commencement" and "FEDERAL TAX MATTERS.")

11. WHAT HAPPENS IF MY SPOUSE IS THE BENEFICIARY?

     If you are the owner and Annuitant and you die before the Annuity Commencement Date, your spouse may continue the policy as the new owner and Annuitant if he/she is also the sole Beneficiary (for Non-Qualified, IRA, Roth IRA, or SEP policies only). If your spouse chooses to continue the policy, we will not pay the death benefit proceeds as a consequence of your death, or the Annuitant's death.

12. CAN I RETURN THE POLICY AFTER IT IS DELIVERED?

     You can cancel the policy by returning it to us, or to the registered representative through whom you purchased it, within 10 days of delivery of the policy or such longer period as required under state law. We will return the account value (in states where approved), otherwise you will then receive from us the greater of (i) the initial premium payment less any prior partial withdrawals or (ii) the Accumulation Value on the date we receive the policy, without any deduction for premium taxes or a surrender charge.

13. WHAT ABOUT VOTING RIGHTS?

     You can instruct NYLIAC how to vote shares of the Funds in which you have a voting interest through the Separate Account. (See "VOTING RIGHTS.")

14. HOW WILL NYLIAC CALCULATE INVESTMENT PERFORMANCE OF THE SEPARATE ACCOUNT?

     YIELDS. The yield of the MainStay VP Cash Management Investment Division refers to the annualized income generated by an investment in that Investment Division over a specified seven-day period. In calculating the yield, we assume that the income generated for that seven-day period is generated each seven-day period over a 52-week period. The current yield is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned in the MainStay VP Cash Management Investment Division is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. For the seven-day period ended December 31, 2000, the MainStay VP Cash Management Investment Division's yield and effective yield were 4.00% and 4.08%, respectively.

     The yield of the MainStay VP Government, MainStay VP High Yield Corporate Bond or MainStay VP Bond Investment Divisions refers to the annualized income generated in that Investment Division over a specified thirty-day period. In calculating the yield, we assume that the income generated by the investment during that thirty-day period is generated each thirty-day period over a 12-month period. The current yield is shown as a percentage of the investment. For the 30-day period ended December 31, 2000, the annualized yields for the MainStay VP Government, MainStay VP High Yield Corporate Bond and MainStay VP Bond Investment Divisions were 4.31%, 7.27% and 4.80%, respectively.

     The yield calculations do not reflect the effect of any surrender charge that may be applicable to a particular policy. To the extent that the surrender charge is applicable to a particular policy, the yield of that policy will be reduced. Past performance is no indication of future performance. For additional information regarding the yields described above, please refer to the Statement of Additional Information.

     TOTAL RETURN CALCULATIONS. The following tables present performance data for each of the Investment Divisions for periods ended December 31, 2000. The average annual total return (if surrendered) data reflect all Separate Account and Fund annual expenses shown in the Fee Table. The average annual total return (if surrendered) figures assume that the policy is surrendered at the end of the periods shown. The annual policy service charge, which is charged to policies with an Accumulation Value of less than $20,000, is not reflected. This fee, if applicable, would reduce the rates of return. The average annual total return (no surrenders) does not reflect the deduction of any surrender charges. All rates of return include the reinvestment of investment income, including interest and dividends.

     Certain Portfolios existed prior to the date that they were added to an Investment Division of the Separate Account. For periods prior to an Investment Division's inception date, the performance of the Investment Division was derived from the performance of the corresponding Portfolios, as modified to reflect the Separate Account and Fund annual expenses as if the policy had been available during the periods shown. The results shown are not an estimate or guarantee of future investment performance for the Investment Divisions.

                          AVERAGE ANNUAL TOTAL RETURN
                     (FOR PERIODS ENDED DECEMBER 31, 2000)


                                                            MAINSTAY VP     MAINSTAY VP
                                             MAINSTAY VP      CAPITAL          CASH         MAINSTAY VP        MAINSTAY VP
          INVESTMENT DIVISIONS:                 BOND        APPRECIATION    MANAGEMENT      CONVERTIBLE        GOVERNMENT
          ---------------------                 ----        ------------    -----------     -----------        -----------
        PORTFOLIO INCEPTION DATE:             1/23/84         1/29/93        1/29/93          10/1/96           1/29/93
-----------------------------------------
   INVESTMENT DIVISION INCEPTION DATE:
   -----------------------------------         5/1/95          5/1/95         5/1/95          10/1/96            5/1/95
AVERAGE ANNUAL TOTAL RETURN (IF SURRENDERED)
1 Year...................................        1.47%        -17.51%          -1.99%         -12.23%              3.68%
3 Year...................................        2.03%         12.24%           1.72%           8.61%              2.70%
5 Year...................................        3.40%         15.62%           2.95%              --              3.81%
10 Year..................................        6.29%             --              --              --                 --
Since Portfolio Inception................        7.77%         15.71%           3.38%          10.72%              4.87%
Since Investment Division Inception*.....        4.24%         17.50%           3.23%          10.72%              4.60%
AVERAGE ANNUAL TOTAL RETURN (NO SURRENDERS)
1 Year...................................        8.29%        -11.96%           4.60%          -6.33%             10.66%
3 Year...................................        4.22%         14.06%           3.92%          10.55%              4.86%
5 Year...................................        4.26%         16.17%           3.83%              --              4.66%
10 Year..................................        6.29%             --              --              --                 --
Since Portfolio Inception................        7.77%         15.71%           3.38%          11.55%              4.87%
Since Investment Division Inception*.....        4.83%         17.84%           3.83%          11.55%              5.18%


                                             MAINSTAY VP
                                             EAGLE ASSET    MAINSTAY VP        ALGER
                                             MANAGEMENT     LORD ABBETT       AMERICAN          CALVERT
                                               GROWTH       DEVELOPING         SMALL             SOCIAL         FIDELITY VIP
          INVESTMENT DIVISIONS:                EQUITY         GROWTH       CAPITALIZATION       BALANCED        CONTRAFUND(R)
          ---------------------                ------       -----------    --------------       --------        -------------
        PORTFOLIO INCEPTION DATE:             5/1/98          5/1/98          9/21/88            9/2/86             1/3/95
-----------------------------------------
   INVESTMENT DIVISION INCEPTION DATE:
   -----------------------------------         5/1/98         5/1/98          10/1/96            5/1/95            10/1/96
AVERAGE ANNUAL TOTAL RETURN (IF SURRENDERED)
1 Year...................................      -16.80%        -25.23%         -32.74%           -10.50%            -13.73%
3 Year...................................           --             --           2.83%             4.55%             11.25%
5 Year...................................           --             --           4.66%             9.09%             15.63%
10 Year..................................           --             --          11.99%             9.70%                 --
Since Portfolio Inception................       19.82%         -4.29%          14.35%             9.02%             19.27%
Since Investment Division Inception*.....       19.82%         -4.29%           3.69%            10.52%             15.38%
AVERAGE ANNUAL TOTAL RETURN (NO SURRENDERS)
1 Year...................................      -11.21%        -20.21%         -28.21%            -4.48%             -7.93%
3 Year...................................           --             --           4.99%             6.64%             13.10%
5 Year...................................           --             --           5.48%             9.78%             16.18%
10 Year..................................           --             --          11.99%             9.70%                 --
Since Portfolio Inception................       21.73%         -1.93%          14.35%             9.02%             19.55%
Since Investment Division Inception*.....       21.73%         -1.93%           4.73%            10.96%             16.12%

---------------
*Performance is calculated as of the initial date a deposit was received in the Investment Division.

                                                                                                  MAINSTAY VP    MAINSTAY VP
                     MAINSTAY VP                                                                   AMERICAN        DREYFUS
     MAINSTAY VP     HIGH YIELD     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP                     CENTURY         LARGE
       GROWTH         CORPORATE       INDEXED      INTERNATIONAL       TOTAL       MAINSTAY VP     INCOME &        COMPANY
       EQUITY           BOND          EQUITY          EQUITY          RETURN          VALUE         GROWTH          VALUE
       ------        -----------    -----------    -------------    -----------    -----------    -----------    -----------
      1/23/84          5/1/95        1/29/93          5/1/95         1/29/93         5/1/95         5/1/98         5/1/98
       5/1/95          5/1/95         5/1/95          5/1/95          5/1/95         5/1/95         5/1/98         5/1/98
       -10.69%         -13.03%        -16.22%         -24.30%         -11.63%          4.32%        -17.51%         -1.51%
        13.34%          -0.66%          8.56%           5.35%           9.00%          1.95%             --             --
        18.04%           5.35%         15.82%           6.20%          11.23%         10.04%             --             --
        16.96%              --             --              --              --             --             --             --
        12.81%           6.49%         15.18%           6.69%          11.58%         11.81%          1.42%          2.09%
        18.94%           6.46%         17.20%           7.34%          12.68%         11.55%          1.42%          2.09%
        -4.69%          -7.18%        -10.58%         -19.21%          -5.69%         11.32%        -11.97%          5.12%
        15.12%           1.52%         10.50%           7.41%          10.93%          4.15%             --             --
        18.55%           6.15%         16.37%           6.98%          11.88%         10.71%             --             --
        16.96%              --             --              --              --             --             --             --
        12.81%           7.01%         15.18%           7.21%          11.58%         12.22%          3.92%          4.57%
        19.26%           6.99%         17.55%           7.85%          13.09%         11.98%          3.92%          4.57%

                                                                                   MORGAN
                                    JANUS ASPEN      MFS(R)                      STANLEY UIF      T. ROWE
    FIDELITY VIP     JANUS ASPEN      SERIES        INVESTORS       MFS(R)        EMERGING         PRICE         VAN ECK
       EQUITY-         SERIES        WORLDWIDE        TRUST        RESEARCH        MARKETS        EQUITY        WORLDWIDE
       INCOME         BALANCED        GROWTH         SERIES         SERIES         EQUITY         INCOME       HARD ASSETS
    ------------     -----------    -----------     ---------      --------      -----------      -------      -----------
      10/9/86         9/13/93        9/13/93        10/9/95        7/26/95        10/1/96        3/31/94         9/1/89
      10/1/96         10/1/96        10/1/96         5/1/98         5/1/98        10/1/96         5/1/98         5/1/98
         0.17%          -9.71%        -22.09%         -7.74%        -12.09%        -43.83%          4.47%          2.93%
         5.21%          15.13%         18.05%          5.68%          9.03%         -6.77%          4.72%         -5.76%
        11.30%          16.56%         20.86%         13.86%         13.75%             --         12.14%         -0.76%
        15.73%              --             --             --             --             --             --          4.30%
        11.70%          15.56%         20.57%         14.68%         14.71%         -4.64%         14.98%          2.99%
        11.45%          16.62%         18.99%          0.99%          6.49%         -4.70%          3.20%         -0.60%
         6.91%          -3.64%        -16.85%         -1.54%         -6.18%        -40.05%         11.47%          9.85%
         7.28%          16.86%         19.71%          7.73%         10.96%         -4.72%          6.80%         -3.70%
        11.94%          17.10%         21.33%         14.45%         14.34%             --         12.77%          0.16%
        15.73%              --             --             --             --             --             --          4.30%
        11.70%          15.56%         20.57%         15.10%         15.10%         -3.60%         14.98%          2.99%
        12.27%          17.33%         19.65%          3.58%          8.94%         -3.65%          5.72%          2.00%

     For additional information regarding the total return calculations described above, you should refer to the Statement of Additional Information.

16. ARE POLICY LOANS AVAILABLE?

     If you have purchased your policy in connection with a tax-sheltered annuity "TSA" (Section 403(b)) plan, you may be able to borrow some of your Accumulation Value subject to certain conditions. (See "DISTRIBUTIONS UNDER THE POLICY--Loans.")

17. HOW DO I CONTACT NYLIAC?

                          GENERAL INQUIRIES AND WRITTEN REQUESTS  PREMIUM PAYMENTS AND LOAN PAYMENTS
REGULAR MAIL              NYLIAC Variable Products Service        NYLIAC
                          Center                                  75 Remittance Drive
                          Madison Square Station                  Suite 3021
                          P.O. Box 922                            Chicago, IL 60675-3021
                          New York, NY 10159

EXPRESS MAIL              NYLIAC Variable Products Service        NYLIAC, Suite 3021
                          Center                                  c/o The Northern Trust Bank
                          51 Madison Avenue                       350 North Orleans Street
                          Room 452                                Receipt & Dispatch, 8th Floor
                          New York, NY 10010                      Chicago, IL 60654

CUSTOMER SERVICE          (800) 598-2019
AND UNIT VALUES

                              FINANCIAL STATEMENTS

     The audited financial statements of NYLIAC (including the auditor's report) for the fiscal years ended December 31, 2000, 1999 and 1998, and of the Separate Account (including the auditor's report) for the period ended December 31, 2000 are included in the Statement of Additional Information.

                        CONDENSED FINANCIAL INFORMATION

     The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division for each fiscal year ended December 31 presented below have been audited by PricewaterhouseCoopers LLP, independent accountants. Values and units shown are for full year periods, except where indicated.

                                             MAINSTAY VP                                            MAINSTAY VP
                                                 BOND                                           CAPITAL APPRECIATION
                          ---------------------------------------------------   ----------------------------------------------------
                           2000     1999    1998     1997     1996    1995(a)    2000     1999      1998     1997     1996   1995(a)
                           -----    -----   -----    -----    -----   -------    -----    -----     -----    -----    -----  -------
Accumulation Unit value
 (beginning of
 period)................  $12.02   $12.37  $11.50   $10.64   $10.57   $10.00    $ 28.55  $ 23.09   $ 16.95  $ 13.92  $11.89  $10.00
Accumulation Unit value
 (end of period)........  $13.01   $12.02  $12.37   $11.50   $10.64   $10.57    $ 25.14  $ 28.55   $ 23.09  $ 16.95  $13.92  $11.89
Number of units
 outstanding
 (in 000s) (end of
 period)................   6,588    6,871   4,993    1,981    1,193      173     29,793   23,024    15,940   11,001   6,949     951

                                                     MAINSTAY VP
                                                   CASH MANAGEMENT
                             ------------------------------------------------------------
                               2000       1999       1998      1997      1996     1995(a)
                               -----      -----      -----     -----     -----    -------
Accumulation Unit value
 (beginning of
 period)................     $   1.18   $   1.14   $   1.10   $  1.06   $  1.03   $  1.00
Accumulation Unit value
 (end of period)........     $   1.24   $   1.18   $   1.14   $  1.10   $  1.06   $  1.03
Number of units
 outstanding
 (in 000s) (end of
 period)................      133,091    248,786    105,842    43,157    32,709    13,190

                                          MAINSTAY VP
                                          CONVERTIBLE
                          -------------------------------------------
                           2000     1999     1998     1997    1996(b)
                           -----    -----    -----    -----   -------
Accumulation Unit value
 (beginning of
 period)................  $17.00   $12.14   $11.78   $10.35   $10.00
Accumulation Unit value
 (end of period)........  $15.92   $17.00   $12.14   $11.78   $10.35
Number of units
 outstanding
 (in 000s) (end of
 period)................   7,873    3,826    3,139    2,205    1,250

                                              MAINSTAY VP                                        MAINSTAY VP
                                               GOVERNMENT                                       GROWTH EQUITY
                          ----------------------------------------------------   --------------------------------------------
                           2000     1999     1998     1997     1996    1995(a)    2000      1999      1998     1997     1996
                          -----    -----    -----    -----    -----    -------    -----     -----    -----    -----    -----
Accumulation Unit value
 (beginning of
 period)................  $11.98   $12.37   $11.51   $10.66   $10.57   $10.00    $ 28.02   $ 21.87   $17.52   $14.01   $11.42
Accumulation Unit value
 (end of period)........  $13.26   $11.98   $12.37   $11.51   $10.66   $10.57    $ 26.71   $ 28.02   $21.87   $17.52   $14.01
Number of units
 outstanding
 (in 000s) (end of
 period)................   4,508    5,008    3,208    1,103      855      178     15,714    11,321    8,239    4,979    2,276

                                                                 MAINSTAY VP
                              MAINSTAY VP                         HIGH YIELD
                             GROWTH EQUITY                      CORPORATE BOND
                             ------------- --------------------------------------------------------
                                 1995(a)    2000      1999      1998      1997      1996    1995(a)
                                 ------     -----     -----     -----     -----    -----    ------
Accumulation Unit value
 (beginning of
 period)................         $10.00    $ 15.72   $ 14.12   $ 13.95   $ 12.52   $10.83   $10.00
Accumulation Unit value
 (end of period)........         $11.42    $ 14.59   $ 15.72   $ 14.12   $ 13.95   $12.52   $10.83
Number of units
 outstanding
 (in 000s) (end of
 period)................            241     25,693    25,509    21,960    14,577    6,539      648


                                                MAINSTAY VP
                                              INDEXED EQUITY
                          -------------------------------------------------------
                           2000      1999      1998      1997     1996    1995(a)
                           -----     -----     -----    -----    -----    ------
Accumulation Unit value
 (beginning of
 period)................  $ 27.60   $ 23.19   $ 18.30   $13.97   $11.58   $10.00
Accumulation Unit value
 (end of period)........  $ 24.68   $ 27.60   $ 23.19   $18.30   $13.97   $11.58
Number of units
 outstanding
 (in 000s) (end of
 period)................   30,595    24,805    17,575    9,982    4,327      358

                                              MAINSTAY VP                                    MAINSTAY VP
                                          INTERNATIONAL EQUITY                               TOTAL RETURN
                          ----------------------------------------------------   ------------------------------------
                           2000     1999     1998     1997     1996    1995(a)    2000      1999      1998      1997
                           -----    -----    -----    -----    -----   -------    -----     -----     -----     -----
Accumulation Unit value
 (beginning of
 period)................  $18.88   $14.95   $12.32   $11.88   $10.90   $10.00    $ 21.09   $ 18.28   $ 14.58   $12.55
Accumulation Unit value
 (end of period)........  $15.26   $18.88   $14.95   $12.32   $11.88   $10.90    $ 19.89   $ 21.09   $ 18.28   $14.58
Number of units
 outstanding
 (in 000s) (end of
 period)................   1,556    1,204    1,012      932      692       67     17,027    14,509    11,136    7,629

                            MAINSTAY VP                           MAINSTAY VP
                            TOTAL RETURN                             VALUE
                          ----------------   -----------------------------------------------------
                           1996    1995(a)    2000     1999     1998      1997     1996    1995(a)
                           -----   -------    -----    -----    -----     -----    -----   -------
Accumulation Unit value
 (beginning of
 period)................  $11.36   $10.00    $16.91   $15.76   $ 16.67   $13.76   $11.32   $10.00
Accumulation Unit value
 (end of period)........  $12.55   $11.36    $18.82   $16.91   $ 15.76   $16.67   $13.76   $11.32
Number of units
 outstanding
 (in 000s) (end of
 period)................   5,154      665     8,963    9,782    10,004    7,236    3,377      432

                                 MAINSTAY VP                 MAINSTAY VP                 MAINSTAY VP
                              AMERICAN CENTURY                 DREYFUS                   EAGLE ASSET
                                 INCOME AND                 LARGE COMPANY                MANAGEMENT
                                   GROWTH                       VALUE                   GROWTH EQUITY
                          -------------------------   -------------------------   -------------------------
                           2000     1999    1998(c)    2000     1999    1998(c)    2000     1999    1998(c)
                           -----    -----   -------    -----    -----   -------    -----    -----   -------
Accumulation Unit value
 (beginning of
 period)................  $12.59   $10.86   $10.00    $10.72   $10.19   $19.06    $19.06   $11.68   $10.00
Accumulation Unit value
 (end of period)........  $11.08   $12.59   $10.86    $11.27   $10.72   $10.19    $16.92   $19.06   $11.68
Number of units
 outstanding
 (in 000s) (end of
 period)................   5,454    3,997    2,263     3,356    2,397    1,629     9,323    2,730    1,408

                                 MAINSTAY VP
                                 LORD ABBETT                        ALGER AMERICAN
                                 DEVELOPING                              SMALL
                                   GROWTH                           CAPITALIZATION
                          -------------------------   -------------------------------------------
                           2000     1999    1998(c)    2000     1999     1998     1997    1996(b)
                           -----    -----   -------    -----    -----    -----    -----   -------
Accumulation Unit value
 (beginning of
 period)................  $11.89   $ 9.12   $10.00    $16.93   $11.97   $10.51   $ 9.57   $10.00
Accumulation Unit value
 (end of period)........  $ 9.49   $11.89   $ 9.12    $12.16   $16.93   $11.97   $10.51   $ 9.57
Number of units
 outstanding
 (in 000s) (end of
 period)................   3,141    2,276    1,573     7,657    3,063    1,904    1,060      125

------------
(a) For the period May 1, 1995 (commencement of operations) through December 31, 1995.
(b) For the period October 1, 1996 (commencement of operations) through December 31, 1996.
(c) For the period May 1, 1998 (commencement of operations) through December 31, 1998.

                                                 CALVERT                                         FIDELITY VIP
                                             SOCIAL BALANCED                                     CONTRAFUND(R)
                          -----------------------------------------------------   -------------------------------------------
                           2000     1999     1998     1997     1996     1995(a)    2000     1999     1998     1997    1996(b)
                           ----     ----     ----     ----     ----     -------    ----     ----     ----     ----    -------
Accumulation Unit value
 (beginning of
 period)................  $18.72   $16.92   $14.76   $12.46   $11.22    $10.00    $20.44   $16.68   $13.01   $10.63   $10.00
Accumulation Unit value
 (end of period)........  $17.89   $18.72   $16.92   $14.76   $12.46    $11.22    $18.82   $20.44   $16.68   $13.01   $10.63
Number of units
 outstanding
 (in 000s) (end of
 period)................   1,484      987      594      282      123        17    16,983   12,004    7,022    3,079      241

                                         FIDELITY VIP
                                         EQUITY-INCOME
                          -------------------------------------------
                           2000     1999     1998     1997    1996(b)
                           ----     ----     ----     ----    -------
Accumulation Unit value
 (beginning of
 period)................  $15.23   $14.53   $13.20   $10.45   $10.00
Accumulation Unit value
 (end of period)........  $16.29   $15.23   $14.53   $13.20   $10.45
Number of units
 outstanding
 (in 000s) (end of
 period)................   9,762    8,139    5,850    2,267      149

                                                                                            JANUS
                                             JANUS                                       ASPEN SERIES
                                          ASPEN SERIES                                    WORLDWIDE
                                            BALANCED                                        GROWTH
                          --------------------------------------------   --------------------------------------------
                           2000      1999     1998     1997    1996(b)    2000      1999     1998     1997    1996(b)
                           ----      ----     ----     ----    -------    ----      ----     ----     ----    -------
Accumulation Unit value
 (beginning of
 period)................  $ 20.40   $16.32   $12.32   $10.24   $10.00    $ 25.73   $15.86   $12.48   $10.36   $10.00
Accumulation Unit value
 (end of period)........  $ 19.66   $20.40   $16.32   $12.32   $10.24    $ 21.39   $25.73   $15.86   $12.48   $10.36
Number of units
 outstanding
 (in 000s) (end of
 period)................   30,425   16,575    6,418    2,043      125     23,672   12,816    7,855    4,392      269

                                   MFS(R)
                                  INVESTORS                    MFS(R)
                                    TRUST                     RESEARCH
                                   SERIES                      SERIES
                          -------------------------   -------------------------
                           2000     1999    1998(c)    2000     1999    1998(c)
                           ----     ----    -------    ----     ----    -------
Accumulation Unit value
 (beginning of
 period)................  $11.12   $10.57   $10.00    $13.25   $10.83   $10.00
Accumulation Unit value
 (end of period)........  $10.95   $11.12   $10.57    $12.44   $13.25   $10.83
Number of units
 outstanding
 (in 000s) (end of
 period)................   2,695    1,685      435     4,054      999      252

                                      MORGAN STANLEY UIF                     T. ROWE PRICE                 VAN ECK
                                           EMERGING                             EQUITY                  WORLDWIDE HARD
                                        MARKETS EQUITY                          INCOME                      ASSETS
                          ------------------------------------------   -------------------------   ------------------------
                           2000     1999    1998     1997    1996(b)    2000     1999    1998(c)    2000    1999    1998(c)
                           ----     ----    ----     ----    -------    ----     ----    -------    ----    ----    -------
Accumulation Unit value
 (beginning of
 period)................  $14.27   $ 7.40   $9.89   $10.00   $10.00    $10.36   $10.13   $10.00    $ 9.57   $8.02   $10.00
Accumulation Unit value
 (end of period)........  $ 8.55   $14.27   $7.40   $ 9.89   $10.00    $11.55   $10.36   $10.13    $10.51   $9.57   $ 8.02
Number of units
 outstanding
 (in 000s) (end of
 period)................   3,358    1,659     841      827       80     3,679    2,387      995       469     216       53

------------
(a) For the period May 1, 1995 (commencement of operations) through December 31, 1995.
(b) For the period October 1, 1996 (commencement of operations) through December 31, 1996.
(c) For the period May 1, 1998 (commencement of operations) through December 31, 1998.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            AND THE SEPARATE ACCOUNT

     NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     New York Life Insurance and Annuity Corporation ("NYLIAC") is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident and health insurance and annuities in the District of Columbia and all states. In addition to the policies we describe in this Prospectus, NYLIAC offers other life insurance policies and annuities.

     NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), a mutual life insurance company doing business in New York since 1845. NYLIAC held assets of $32.39 billion at the end of 2000. New York Life has invested in NYLIAC, and will occasionally make additional contributions to NYLIAC in order to maintain capital and surplus in accordance with state requirements.

     THE SEPARATE ACCOUNT

     The Separate Account was established on November 30, 1994, pursuant to resolutions of the NYLIAC Board of Directors. The Separate Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940. The Securities and Exchange Commission, however, does not supervise the management, or the investment practices or policies, of the Separate Account.

     Although the assets of the Separate Account belong to NYLIAC, these assets are held separately from our other assets. The Separate Account assets are not chargeable with liabilities incurred in any of NYLIAC's other business operations (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of that Separate Account). The income, capital gains and capital losses incurred on the assets of the Separate Account are credited to or charged against the assets of the Separate Account, without regard to the income, capital gains or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Fixed Account, the DCA Accounts and any other separate account of NYLIAC.

     The Separate Account currently has 30 Investment Divisions, 26 of which are available under this policy. Premium payments allocated to the Investment Divisions are invested solely in the corresponding Eligible Portfolios of the relevant Fund.

     THE PORTFOLIOS

     The assets of each Eligible Portfolio are separate from the others and each such Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. Portfolios described in this prospectus are different from portfolios available directly to the general public. Investment results may differ.

     WE OFFER NO ASSURANCE THAT ANY OF THE ELIGIBLE PORTFOLIOS WILL ATTAIN THEIR RESPECTIVE STATED OBJECTIVES.

     The Funds also make their shares available to certain other separate accounts funding variable life insurance policies offered by NYLIAC. This is called "mixed funding." Except for the MainStay VP Series Fund, all other Funds also make their shares available to separate accounts of insurance companies unaffiliated with NYLIAC. This is called "shared funding." Although we do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various contracts participating in a certain Fund might at some time be in conflict. The Board of Directors/Trustees of each Fund, each Fund's investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed and shared funding, please refer to the relevant Fund prospectus.

     We provide certain services to you in connection with the investment of premium payments in the Investment Divisions, which, in turn, invest in the Eligible Portfolios. These services include, among others, providing information about the Eligible Portfolios. We receive a service fee from the Funds, or from the investment advisers or other service providers of the Funds in return for providing services of this type. Currently, we receive service fees at annual rates ranging from .10% to .35% of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions.

     The Eligible Portfolios of the relevant Funds, along with their investment advisers, are listed in the following table:
--------------------------------------------------------------------------------


FUND                             INVESTMENT ADVISERS                 ELIGIBLE PORTFOLIOS
MainStay VP Series Fund, Inc.    New York Life Investment            MainStay VP Bond;
                                 Management LLC                      MainStay VP Capital Appreciation;
                                                                     MainStay VP Cash Management;
                                                                     MainStay VP Convertible;
                                                                     MainStay VP Government;
                                                                     MainStay VP Growth Equity;
                                                                     MainStay VP High Yield Corporate Bond;
                                                                     MainStay VP Indexed Equity;
                                                                     MainStay VP International Equity;
                                                                     MainStay VP Total Return;
                                                                     MainStay VP Value;
                                                                     MainStay VP American Century Income & Growth;
                                                                     MainStay VP Dreyfus Large Company Value;
                                                                     MainStay VP Eagle Asset Management Growth Equity;
                                                                     MainStay VP Lord Abbett Developing Growth
The Alger American Fund          Fred Alger Management, Inc.         Alger American Small Capitalization
Calvert Variable Series, Inc.    Calvert Asset Management Company,   Calvert Social Balanced
                                 Inc.
Fidelity Variable Insurance      Fidelity Management and Research    Fidelity VIP Contrafund(R)
Products Fund                    Company                             Fidelity VIP Equity-Income
Janus Aspen Series               Janus Capital Corporation           Janus Aspen Series Balanced;
                                                                     Janus Aspen Series Worldwide Growth
MFS(R) Variable Insurance        MFS(R) Investment Management        MFS(R) Investors Trust Series;
Trust(SM)                                                            MFS(R) Research Series
The Universal Institutional      Morgan Stanley Asset Management     Morgan Stanley UIF Emerging Markets Equity
Funds, Inc.
T. Rowe Price Equity Series,     T. Rowe Price Associates, Inc.      T. Rowe Price Equity Income
Inc.
Van Eck Worldwide Insurance      Van Eck Associates Corporation      Van Eck Worldwide Hard Assets
Trust

Please refer to the attached prospectuses of the respective Funds for a complete description of the Funds, the investment advisers, subadvisers and the Portfolios. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of premium payments to an Investment Division corresponding to a particular Eligible Portfolio.

     ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

     NYLIAC retains the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Eligible Portfolio shares held by any Investment Division. NYLIAC reserves the right to eliminate the shares of any of the Eligible Portfolios and to substitute shares of another portfolio of a Fund, or of another registered open-end management investment company. We may do this if the shares of the Eligible Portfolios are no longer available for investment or if we believe investment in any Eligible Portfolio would become inappropriate in view of the purposes of the Separate Account. To the extent required by law, we will not make substitutions of shares attributable to your interest in an Investment Division until you have been notified of the change. This does not prevent the Separate Account from purchasing other securities for other series or classes of policies, or from processing a conversion between series or classes of policies on the basis of requests made by policy owners.

     We may establish new Investment Divisions when we determine, in our sole discretion, that marketing, tax, investment or other conditions so warrant. We will make any new Investment Divisions available to existing policy owners on a basis we determine. We may also eliminate one or more Investment Divisions, if we determine, in our sole discretion, that marketing, tax, investment or other conditions warrant.

     In the event of any substitution or change, NYLIAC may, by appropriate endorsement, change the policies to reflect such substitution or change. We also reserve the right to: (a) operate the Separate Account as a management company under the Investment Company Act of 1940, (b) deregister it under such Act in the event such registration is no longer required, (c) combine the Separate Account with one or more other separate accounts, and (d) restrict or eliminate the voting rights of persons having voting rights as to the Separate Accounts, as permitted by law.

     REINVESTMENT

     We automatically reinvest all dividends and capital gain distributions from Eligible Portfolios in shares of the distributing Portfolio at their net asset value on the payable date.

                                  THE POLICIES

     This is a flexible premium policy which means additional premium payments can be made. It is issued on the lives of individual Annuitants.

     The policies are variable. This means that the Accumulation Value will fluctuate based on the investment experience of the Investment Divisions you select. The interest credited on the money allocated to the Fixed Account and the DCA Advantage Plan Accounts may also vary. NYLIAC does not guarantee the investment performance of the Separate Account or of the Funds. You bear the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Account. We offer no assurance that the investment objectives of the Investment Divisions will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Account are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Funds' investments.

     As the owner of the policy, you have the right to (a) change the Beneficiary, (b) name a new owner (on Non-Qualified Policies only) (c) receive Income Payments and (d) name a payee to receive Income Payments. You cannot lose these rights. However, all rights of ownership cease upon your death.

     SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU

     In addition to the policies described in this prospectus, we offer other variable annuities, each having different features, fees and charges. Your registered representative can help you decide which is best for you based on your individual circumstances, time horizon and liquidity preferences.

     The LifeStages(R) Flexible Premium Variable Annuity is designed generally for purchasers with a long time horizon who intend to make multiple contributions to the policy over time.

     The LifeStages(R) Variable Annuity is designed generally for purchasers with an intermediate time horizon who intend to make a single contribution or a limited number of contributions.

     The LifeStages(R) Access Variable Annuity is designed generally for purchasers with a shorter time horizon. Although there is no surrender charge under a LifeStages(R) Access Variable Annuity, other charges are somewhat higher than those in other policies.

     The LifeStages(R) Premium Plus Variable Annuity is designed generally for purchasers who prefer an annuity with a credit. Fees and charges for the LifeStages(R) Premium Plus Variable Annuity are somewhat higher than those in the LifeStages(R) Flexible Premium Variable Annuity or LifeStages(R) Variable Annuity, and over time, the amount of the credit may be more than offset by those higher charges. Furthermore, there may be circumstances in which the purchase of a LifeStages(R) Premium Plus Variable Annuity is less advantageous than the purchase of another LifeStages(R) variable annuity which might have lower fees but no credit. This may be the case, for example, if you anticipate retaining the policy for a significant time beyond the surrender charge period.

     The chart below outlines some of the different features for each LifeStages(R) variable annuity we offer. Your registered representative can provide you with a prospectus for one or more of these annuities, which contains more complete information.

                      LIFESTAGES(R) FLEXIBLE        LIFESTAGES(R)        LIFESTAGES(R) ACCESS    LIFESTAGES(R) PREMIUM
                     PREMIUM VARIABLE ANNUITY      VARIABLE ANNUITY        VARIABLE ANNUITY      PLUS VARIABLE ANNUITY
Fixed Account                  Yes             Yes (1% additional rate           Yes                      Yes
                                                  credited to monies
                                               deposited directly into
                                                    Fixed Account)
DCA Advantage Plan              No               Yes (6, 12, 18 month            No              Yes (6 month account)
                                               accounts are available)
Surrender Charge     9 Years (7%, 7%, 7%, 6%,  6 Years (7%, 7%, 7%, 6%,          N/A           8 Years (8%, 8%, 8%, 7%,
Period                 5%, 4%, 3%, 2%, 1%)      5%, 4%) (Based on each                         6%, 5%, 4%, 3%) (Based on
                      (Based on policy date)    premium payment date)                            each premium payment
                                                                                                         date)
Death Benefit         3 Year Reset to Age 85       Annual Reset to       Annual Reset to Age    Annual Reset to Age 80
Guarantee                                               Age 85                   80
Total Separate                1.40%*                    1.40%                   1.55%                    1.60%
Account Charges
(mortality and
expense risk charge
and administration
fee)
Annual Policy                  $30                       $30                    $40*                      $30
Service Charge
Minimum Cash Value           $20,000*                  $20,000                 $50,000                 $100,000
Required to Waive
Annual Policy
Service Charge

All policies and features may not be available in all states.
  * May be lower in some states.

     QUALIFIED AND NON-QUALIFIED POLICIES

     We designed the policies primarily for the accumulation of retirement savings, and to provide income at a future date. We issue both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. You may purchase a Non-Qualified Policy with after-tax dollars to provide for retirement income other than through a tax-qualified plan. You may purchase a Qualified Policy with pre-tax dollars for use with any one of the tax-qualified plans listed below.

     (1) Section 403(b) Tax Sheltered Annuities purchased by employees of certain tax-exempt organizations and certain state-supported educational institutions;

     (2) Section 408 or 408A Individual Retirement Annuities ("IRAs"), including Roth IRAs;

     (3) Section 457 Deferred Compensation Plans.

     Please see "Federal Tax Matters" for a detailed description of these plans.

     If you are considering a Qualified Policy, you should be aware that this annuity will fund a retirement plan that already provides tax deferral under the Internal Revenue Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments which may be more or less costly. However, the fees and charges under the policies are designed to provide for certain payment guarantees and features other than tax deferral that may not be available in other investments. They include:

    (1) a Fixed Account option, which features a guaranteed fixed interest rate;

    (2) a death benefit that is payable should you die while the policy is in force, which is reset every three years (every year for applications signed on or after May 19, 2000 in states where approved) and is guaranteed to be at least the amount of your premium payments, less any outstanding loan balance, partial withdrawals and surrender charges;

    (3) the option for your Beneficiary to receive a guaranteed amount of monthly income for his or her lifetime should you die prior to the Annuity Commencement Date;

    (4) the option to receive (without surrender charges) a guaranteed amount of monthly income for life after the first Policy Year;

    (5) two riders (an Unemployment Benefit Rider and a Living Needs Benefit Rider), which allow you to withdraw money from your policy without the imposition of surrender charges, subject to the terms of each rider;

    (6) an Interest Sweep feature which provides the opportunity to allocate interest earned on monies in the Fixed Account to the other Investment Divisions under the policy; and

    (7) the option for your spouse to continue the policy upon your death prior to the Annuity Commencement Date if your spouse is named the sole Beneficiary.

     These features are explained in detail in this Prospectus. You should consult with your tax or legal advisor to determine if the policy is suitable for your tax qualified plan.

     POLICY APPLICATION AND PREMIUM PAYMENTS

     You can purchase a policy by completing an application. The application is sent to us with your initial premium payment. If the application is complete and accurate and we have received all other information necessary to process the application, we will credit the initial premium payment within two Business Days after receipt. If we cannot credit the initial premium payment within five Business Days after we receive it because the application is incomplete or inaccurate, we will contact you and explain the reason for the delay. Unless you consent to NYLIAC's retaining the initial premium payment and crediting it as soon as the necessary requirements are fulfilled, we will offer to refund the initial premium payment immediately. Acceptance of applications is subject to NYLIAC's rules. We reserve the right to reject any application or initial premium payment. Our rules generally require that only one policy owner be named. However, there are exceptions to these rules, such as when the application is related to certain exchanges of in-force annuities in accordance with Section 1035 of the Internal Revenue Code.

     We will allocate the initial premium payments to the Fixed Account or the DCA Advantage Plan Accounts immediately. In states where approved, we will allocate the initial premium designated to the Investment Divisions you have chosen immediately. For all other policies, we will allocate the initial premium payments designated to Investment Divisions to the MainStay VP Cash Management Investment Division until 15 days after the policy is issued. At the end of this period, we will allocate the premium payments in accordance with your instructions. We credit subsequent premium payments to the policy at the close of the Business Day on which they are deposited by NYLIAC. You are encouraged to send subsequent premium payments directly as indicated in the response to Question 17.

     You may allocate premium payments in up to 18 Investment Divisions (including the DCA Advantage Plan Accounts in states where approved), plus the Fixed Account. Moreover, you may increase or decrease the percentages of premium payments (which must be in whole number percentages) allocated to each Allocation Alternative at the time a premium payment is made. However, any change to the policy's allocations may not result in the Accumulation Value being allocated to more than 18 Investment Divisions, (including the DCA Advantage Plan Accounts) plus the Fixed Account.

     Unless we permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies and $5,000 for Non-Qualified Policies. You may make additional premium payments of at least $500 each or such lower amount as we may permit at any time or by any other method NYLIAC makes available. For residents of the states of Maryland, New Jersey and Washington, however, additional premium payments may only be made until either the Annuitant reaches age 64 or the fourth Policy Year, whichever is later. The current available methods of payment are direct payments to NYLIAC, pre-authorized monthly deductions from your bank, a credit union or similar accounts and by any other method agreed to by us. You may make premium payments at any time before the Annuity Commencement Date and while you and the Annuitant are living. The maximum aggregate amount of premium payments we accept is $1,000,000 without prior approval. NYLIAC reserves the right to limit the dollar amount of any premium payment.

     For Qualified Policies, you may not make premium payments in any Policy Year that exceed the amount permitted by the plan or by law.

     PAYMENTS RETURNED FOR INSUFFICIENT FUNDS

     If your premium payment is returned for insufficient funds, we reserve the right to reverse the investment options chosen and charge you a $20.00 fee for each returned payment. In addition, the Fund may also redeem shares to cover any losses it incurs as a result of a returned payment. If a payment is returned for insufficient funds for two consecutive periods, the privilege to pay by check or electronically will be suspended until you notify us to reinstate it, and we agree.

     YOUR RIGHT TO CANCEL ("FREE LOOK")

     You may cancel the policy by returning it to us, or to the registered representative through whom you purchased it, within 10 days of delivery of the policy or such longer period as required under state law. In states where approved, you will receive the policy's Accumulation Value on the date we receive the policy, but without any deduction for premium taxes or a surrender charge. This amount may be more or less than your premium payments. Otherwise, you will receive from us the greater of (i) the initial premium payment less any prior partial withdrawals or (ii) the Accumulation Value on the date we receive the policy, but without any deduction for premium taxes or a surrender charge. We will set forth the provision in your policy.

     ISSUE AGES

     We can issue Non-Qualified Policies if both you and the Annuitant are not older than age 85 (age 80 in New York and Pennsylvania). We will accept additional premium payments until either you or the Annuitant reaches the age of 85, unless we agree otherwise. For IRA, Roth IRA, TSA and SEP plans, you must also be the Annuitant. We can issue Qualified Policies if the Owner/Annuitant is between the ages of 18 and 80. We will accept additional premium payments until the Owner/Annuitant reaches the age of 80, unless otherwise limited by the terms of a particular plan or unless we agree otherwise.

     TRANSFERS

     You may transfer amounts between Investment Divisions of the Separate Account or to the Fixed Account at least 30 days before the Annuity Commencement Date. In addition, in states where approved, you can also transfer from the DCA Advantage Plan Accounts. You may not make transfers into the DCA Advantage Plan Accounts. Except in connection with transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options, the minimum that you may transfer from one Investment Division to other Investment Divisions or to the Fixed Account is $500. Except for the Dollar Cost Averaging, Automatic Asset Reallocation and Interest Sweep options, if the value of the remaining Accumulation Units in an Investment Division or the Fixed Account would be less than $500 after you make a transfer, we will transfer the entire value unless NYLIAC in its discretion determines otherwise. The amount(s) transferred to other Investment Divisions must be a minimum of $25 for each Investment Division.

     There is no charge for the first twelve transfers in any one Policy Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of twelve, subject to any applicable state insurance law requirements. Any transfer made in connection with the Dollar Cost Averaging, Automatic Asset Reallocation Interest Sweep, and the DCA Advantage Plan options will not count as a transfer toward the twelve transfer limit. You can make transfers from the Fixed Account to the Investment Divisions in connection with the Interest Sweep option and in certain other situations. Transfers into the Fixed Account may be subject to restrictions. (See "THE FIXED ACCOUNT.")

     Your transfer requests must be in writing on a form approved by NYLIAC or by telephone in accordance with established procedures. (See "THE POLICIES--Procedures for Telephone Transfers" below). We will make transfers from Investment Divisions based on the Accumulation Unit values at the end of the Business Day on which we receive the transfer request. (See "DISTRIBUTIONS UNDER THE POLICY--Delay of Payments.") Transfers may be limited in connection with Third Party Investment Advisory Arrangements.

     PROCEDURES FOR TELEPHONE TRANSFERS

     You may make telephone transfers in two ways: (1) you may directly contact a service representative or (2) you may also request access to an electronic service known as a Voice Response Unit (VRU). The VRU permits you to transfer monies among the Investment Divisions and/or the Fixed Account and change the allocation of future premium payments. You can elect these features by completing and signing a Telephone Authorization Form. However, we reserve the right to temporarily discontinue the availability of the VRU.

     We will use reasonable procedures to confirm that instructions communicated by telephone are genuine. Before a service representative accepts any request, the caller will be asked for his or her social security number and date of birth. All calls will be recorded. We will assign a personal identification number

(PIN) to all policy owners who request VRU access. You must properly enter the PIN before we allow any transactions through the VRU. Furthermore, we will confirm all telephone transactions in writing.

     NYLIAC is not liable for any loss, cost or expense for action on telephone instructions which are believed to be genuine in accordance with these procedures. We must receive telephone transfer requests no later than 4:00 p.m. Eastern Time in order to assure same-day processing. We will process requests received after 4:00 p.m. on the next Business Day.

     DOLLAR COST AVERAGING PROGRAMS

     The main objective of dollar cost averaging is to achieve an average cost per share that is lower than the average price per share during volatile market conditions. Since you transfer the same dollar amount to an Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue to make purchases during periods of low price levels. In states where approved, NYLIAC will also offer the DCA Advantage Plan under which you may utilize the 6-month, 12-month or 18-month DCA Accounts. (See "THE POLICIES--The DCA Advantage Plan.") We do not count transfers under dollar cost averaging as part of your 12 free transfers each Policy Year.

     We have set forth below an example of how dollar cost averaging works. In the example, we have assumed that you want to move $100 from the MainStay VP Cash Management Investment Division to the MainStay VP Growth Equity Investment Division each month. Assuming the Accumulation Unit values below, you would purchase the following number of Accumulation Units:


            AMOUNT            ACCUMULATION       ACCUMULATION UNITS
MONTH       TRANSFERRED       UNIT VALUE          PURCHASED
 1             $100              $10.00                10.00
 2             $100              $ 8.00                12.50
 3             $100              $12.50                 8.00
 4             $100              $ 7.50                13.33
Total          $400              $38.00                43.83

                The average unit price is calculated as follows:

 Total share price         $38.00
--------------------   =   ------   =   $9.50
  Number of months           4

                The average unit cost is calculated as follows:

Total amount transferred       $400.00
------------------------   =   -------   =   $9.13
 Total units purchased          43.83

     In this example, you would have paid an average cost of $9.13 per unit while the average price per unit is $9.50.

     (a) Traditional Dollar Cost Averaging

     This option permits systematic investing to be made in equal installments over various market cycles to help reduce risk. You may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Division to any combination of Investment Divisions and/or the Fixed Account. You specify the Investment Divisions to transfer money from, the Investment Divisions and/or Fixed Account to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to our rules, and the frequency of the transfers (either monthly, quarterly, semi-annually or annually). You may not make transfers from the Fixed Account, but you may make transfers into the Fixed Account. Each transfer from an Investment Division must be at least $100. You must have a minimum Accumulation Value of $2,500 to elect this option. NYLIAC may reduce the minimum transfer amount and minimum Accumulation Value at its discretion.

     NYLIAC will make all dollar cost averaging transfers on the day of each calendar month that you specify or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month). You may specify any day of the month except the 29th, 30th or 31st. In order to process a transfer under our traditional Dollar Cost Averaging option, NYLIAC must have received a request in writing no later than one week prior to the date the transfers are to begin.

     You may cancel the traditional Dollar Cost Averaging option at any time in a written request. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such lower amount as we may determine. You may not elect the traditional Dollar Cost Averaging option if you have selected the Automatic Asset Reallocation option.

     (b) The DCA Advantage Plan

     THE DCA ADVANTAGE PLAN IS ONLY AVAILABLE IN STATES WHERE APPROVED. This feature permits you to set up automatic dollar cost averaging using the 6-month, 12-month and/or 18-month DCA Advantage Plan Accounts when an initial premium payment or a subsequent premium payment is made. You can request the DCA Advantage Plan in addition to the traditional Dollar Cost Averaging, Automatic Asset Reallocation, or Interest Sweep options.

     You can enroll in any one, two or all three DCA Advantage Plan Accounts. You must allocate a minimum of $5,000 in each DCA Advantage Plan Account that is selected. You must specify the Investment Divisions into which transfers from the DCA Advantage Plan Accounts are to be made. However, you may not select a DCA Advantage Plan Account with a duration which would extend beyond the Annuity Commencement Date. Amounts in the DCA Advantage Plan Accounts will be transferred to the Investment Divisions in 6 monthly transfers if the 6-month DCA Advantage Plan Account is selected, in 12-monthly or 4-quarterly transfers if the 12-month DCA Advantage Plan Account is selected or in 18-monthly or 6-quarterly transfers if the 18-month DCA Advantage Plan Account is selected. For monthly transfers, dollar cost averaging will begin one month from the date NYLIAC receives the premium payment and transfers will be made on the same day or on the next Business Day (if the day is not a Business Day or does not exist in that month) each subsequent month for the duration of the DCA Advantage Plan Account. For quarterly transfers, dollar cost averaging will begin three months from the date NYLIAC receives the premium payment and transfers will be made on the same day or on the next Business Day (if the day is not a Business Day or does not exist in that month) every subsequent three month period for the duration of the DCA Advantage Plan Account. The amount of each transfer will be calculated at the time of the transfer based on the number of remaining monthly or quarterly transfers and the remaining value in a DCA Advantage Plan Account. For example, the amount of the first monthly transfer out of a 6-month DCA Advantage Plan Account will equal 1/6 of the value of the DCA Advantage Plan Account on the date of the transfer. The amount of each of the five remaining transfers will equal 1/5, 1/4, 1/3, 1/2 and the balance, respectively, of the value of the DCA Advantage Plan Account on the date of each transfer.

     You may have a 6-month, a 12-month and an 18-month DCA Advantage Plan Account open simultaneously in accordance with established procedures. However, you may not have more than one DCA Advantage Plan Account with the same duration open at the same time. Accordingly, any subsequent premium payment we receive for a duration that is already open will be allocated to that same DCA Advantage Plan Account already opened. The entire value of the DCA Advantage Plan Account will be completely transferred to the Investment Divisions within the duration specified. For example, if you allocate an initial premium payment to the 12-month DCA Advantage Plan Account under which the 12-month term will end on December 31, 2001 and you make a subsequent premium payment to the 12-month DCA Advantage Plan Account before December 31, 2001, we will allocate the subsequent premium payment to the same 12-month DCA Advantage Plan Account already opened and transfer the entire value of the 12-month DCA Advantage Plan Account to the Investment Divisions by December 31, 2001 even though a portion of the money was not in that DCA Advantage Plan Account for the entire 12-month period.

     You can make partial withdrawals and transfers (in addition to the automatic transfers described above) from the DCA Advantage Plan Accounts. We will make partial withdrawals and transfers first from the DCA Accumulation Value attributed to the initial premium payment and then from the DCA Accumulation Value attributed to subsequent allocations in the order received.

     YOU CANNOT MAKE TRANSFERS INTO THE DCA ADVANTAGE PLAN ACCOUNTS FROM ANY ALLOCATION ALTERNATIVE.

     AUTOMATIC ASSET REALLOCATION

     This option allows you to maintain the percentage allocated to each Investment Division at a pre-set level. For example, you might specify that 50% of the Variable Accumulation Value of your policy be allocated to the MainStay VP Convertible Investment Division and 50% of the Variable Accumulation Value be allocated to the MainStay VP International Equity Investment Division. Over time, the fluctuations in each of these Investment Division's investment results will shift the percentages. If you elect this Automatic Asset Reallocation option, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. You may choose to have reallocations made quarterly, semi-annually or annually. You must also specify the day of the month that reallocations are to occur (with the exception of the 29th, 30th or 31st of a month). The minimum Variable Accumulation Value required to elect this option is $2,500. There is no minimum amount which you must allocate among the Investment Divisions under to this option. However, the Variable Accumulation Value may not be allocated to more than 18 Investment Divisions if you selected the Automatic Asset Reallocation option.

     You can cancel the Automatic Asset Reallocation option at any time in a written request. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such a lower amount as we may determine. You may not elect the Automatic Asset Reallocation option if you have selected the traditional Dollar Cost Averaging option.

     INTEREST SWEEP

     You can request, prior to the Annuity Commencement Date, that interest earned on monies allocated to the Fixed Account be transferred from the Fixed Account to any combination of Investment Divisions. You will specify the Investment Divisions, the frequency of the transfers (either monthly, quarterly, semi-annually or annually), and the day of each calendar month to make the transfers (except the 29th, 30th or 31st of a month). The minimum Fixed Accumulation Value required to elect this option is $2,500, but this amount may be reduced at our discretion. NYLIAC will make all Interest Sweep transfers on the day that you specify or on the next Business Day (if the day you have specified is not a Business Day).

     You may request the Interest Sweep option in addition to either the traditional Dollar Cost Averaging, Automatic Asset Reallocation or the DCA Advantage Plan. If an Interest Sweep transfer is scheduled for the same day as a transfer related to the traditional Dollar Cost Averaging option, the Automatic Asset Reallocation option or the DCA Advantage Plan, we will process the Interest Sweep transfer first.

     YOU MAY NOT TRANSFER MORE THAN 20% of the Fixed Accumulation Value at the beginning of the Policy Year from the Fixed Account to the Investment Divisions during a Policy Year. (See "THE FIXED ACCOUNT--Transfers to Investment Divisions.") If an Interest Sweep option transfer would cause more than 20% of the Fixed Accumulation Value at the beginning of the Policy Year to be transferred from the Fixed Account, we will not process the transfer and the Interest Sweep option will be automatically suspended. Participation in the Interest Sweep option will not affect the applicability of the Fixed Account Initial Premium Guarantee. (See "THE FIXED ACCOUNT--Fixed Account Initial Premium Guarantee.")

     You can cancel the Interest Sweep option at any time in a written request. We may also cancel this option if the Fixed Accumulation Value is less than $2,500, or such a lower amount as we may determine.

     ACCUMULATION PERIOD

     (a) Crediting of Premium Payments

     You can allocate a portion of each premium payment to one or more Investment Divisions, DCA Advantage Plan Accounts (in states where approved), or the Fixed Account. The minimum amount that you may allocate to any one Investment Division or the Fixed Account is $25 (or such lower amount as we may permit). In states where approved, we will allocate the initial premium payment immediately to the Investment Divisions, Fixed Account and DCA Advantage Plan Accounts you have selected. Otherwise, we will place the initial premium payment, except any initial premium payment you allocate to the Fixed Account, in the MainStay VP Cash Management Investment Division until 15 days after we issue the policy. At the end of this period, we will allocate the premium payment to the Investment Divisions and/or the Fixed Account as requested. We will allocate all additional premium payments to the Investment Divisions and/or Fixed Account as requested.

     We will credit that portion of each premium payment you allocate to an Investment Division in the form of Accumulation Units. We determine the number of Accumulation Units we credit to a policy by dividing the amount allocated to each Investment Division by the Accumulation Unit value for that Investment Division on the day we are making this calculation. The value of an Accumulation Unit will vary with the investment experience of the Portfolio in which the Investment Division invests. The number of Accumulation Units we credit to a policy will not, however, change as a result of any fluctuations in the value of an Accumulation Unit. (See "THE FIXED ACCOUNT" for a description of interest crediting.)

     (b) Valuation of Accumulation Units

     The value of Accumulation Units in each Investment Division will change daily to reflect the investment experience of the corresponding Portfolio as well as the daily deduction of the Separate Account charges. The Statement of Additional Information contains a detailed description of how we value the Accumulation Units.

     THIRD PARTY INVESTMENT ADVISORY ARRANGEMENTS

     In some cases, the policy may be sold to policy owners who independently utilize the services of a third party advisor offering asset allocation and/or market timing services. NYLIAC may honor transfer and withdrawal instructions from such asset allocation and market timing services if it has received authorization to do so from the policy owner participating in the service. We do not endorse, approve or recommend such services in any way and you should be aware that fees paid for such services are separate from and in addition to fees paid under the policy.

     Because the amounts associated with some of these transactions may be unusually large, the investment advisers may have difficulty processing the transactions. In addition, execution of such transactions may possibly adversely affect the Variable Accumulation Values of policy owners who are not utilizing asset allocation or market timing services. Accordingly, NYLIAC reserves the right to not accept transfer instructions which are submitted by any person, asset allocation and/or market timing services on behalf of policy owners.

     We will exercise this right only in accordance with uniform procedures that we may establish from time to time and that will not unfairly discriminate against similarly situated policy owners.

     RIDERS

     We include two riders under the policy at no additional charge: an Unemployment Benefit rider, for Non-Qualified, IRA and Roth IRA policies, and a Living Needs Benefit rider, for all types of policies. These two riders are described below and both provide for an increase in the amount that can be withdrawn from your policy which will not be subject to a surrender charge upon the happening of certain qualifying events. We also offer the Investment Protection Plan rider described below which is available at an additional cost. The riders are only available in those states where they have been approved. Please consult with your registered representative regarding the availability of these riders in your state.

     (a) Living Needs Benefit Rider

     If the Annuitant enters a nursing home, becomes terminally ill or disabled, you may be eligible to receive all or a portion of the Accumulation Value without paying a surrender charge. The policy must have been inforce for at least one year and have a minimum Accumulation Value of $5,000. You must also provide us with proof that the Annuitant has spent 60 or more consecutive days in a nursing home. Withdrawals will be taxable to the extent of gain and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all states where approved.

     (b) Unemployment Benefit Rider

     For all Non-Qualified, IRA and Roth IRA policies, if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy up to 50% without paying surrender charges. This rider can only be used once. The policy must have been inforce for at least one year and have a minimum Accumulation Value of $5,000. You also must have been unemployed for at least 60 consecutive days. Withdrawals may be taxable transactions and, prior to age
59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all states where approved. To apply for this benefit, you must submit a determination letter from the applicable state's Department of Labor indicating that you qualify for and are receiving unemployment benefits.

     (c) Investment Protection Plan Rider (optional)

     THE INVESTMENT PROTECTION PLAN RIDER IS AVAILABLE ONLY IN STATES WHERE APPROVED. If you select this rider, you will be able to surrender the policy and receive the greater of the policy Accumulation Value or the amount that is guaranteed under the rider. While this rider is in effect, we will deduct a charge from your Accumulation Value on each policy quarter. (See "CHARGES AND DEDUCTIONS--Other Charges--Investment Protection Plan Rider Charge.") When you make a partial withdrawal, we will reduce the amount that is guaranteed under the rider by the amount of the proportional withdrawal. The proportional withdrawal is equal to the amount withdrawn from the policy (including any amount withdrawn for the surrender charge) divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the amount that is guaranteed immediately preceding the withdrawal.

     The amount that is guaranteed under the rider will depend on when you select or reset it:

          (i) At the time of application: The amount that is guaranteed will equal the initial premium payment plus any additional premium payments we receive in the first Policy Year, less all proportional withdrawals. Premium payments made after the first Policy Year will not be included in the amount that is guaranteed. The rider will take effect on the Policy Date.

         (ii) While the policy is in force: The amount that is guaranteed will equal the Accumulation Value on the date the rider takes effect, less all proportional withdrawals. The rider will take effect on the next Policy Anniversary following the date we receive your application for the rider.

        (iii) Resetting the guaranteed amount: You may request to reset the amount that is guaranteed at any time while the rider is in effect. The reset will take effect on the Policy Anniversary immediately following the date we receive your request to reset. The amount that is guaranteed will equal the Accumulation Value on the next Policy Anniversary, less all proportional withdrawals. We will also reset a new charge for the rider and the Rider Risk Charge Adjustment on that Policy Anniversary. (See "CHARGES AND DEDUCTIONS--Other Charges--Investment Protection Plan Rider Charge" and "CHARGES AND DEDUCTIONS--Other Charges--Rider Risk Charge Adjustment.")

     In Oregon, where this rider is called the Accumulation Value Protection Plan, the amount guaranteed is computed in the same manner described above.

     You will be eligible to receive the benefit under this rider beginning on the tenth Policy Anniversary after the later of (1) the effective date of the rider or (2) the effective date of any reset. You may also exercise this benefit on any Policy Anniversary subsequent to the tenth. To exercise this benefit, you must send us a written request to surrender the policy no later than ten Business Days after the applicable Policy Anniversary. Amounts paid to you under the terms of this rider may be taxable and you may be subject to a 10% tax penalty if paid before you reach age 59 1/2.

     You may cancel this rider within 30 days after the delivery of the rider or, if you selected this feature at the time of application, within 30 days after delivery of the policy. You must return the rider to us or to the registered representative through whom it was purchased, with a written request for cancellation. Upon receipt of this request, we will promptly cancel the rider and refund any Investment Protection Plan Rider charge which may have been deducted. After this 30-day period, you still have the right to discontinue the rider. However, to the extent permitted by state law, we will deduct a Rider Risk Charge Adjustment from your Accumulation Value and we will not refund any Investment Protection Plan Rider charge which may have been deducted. (See "CHARGES AND DEDUCTIONS--Other Charges--Rider Risk Charge Adjustment.") The cancellation will be effective on the date we receive your request.

     This Rider is available on all Non-Qualified and Roth IRA policies so long as the first date that you can exercise and receive benefits under the rider is before the Annuity Commencement Date. The rider is also available on IRA and SEP-IRA policies if the policy owner is younger than age 66 on the date the rider takes effect.

     Because this rider generally provides protection against decreases in the policy's Accumulation Value due to negative investment performance, this rider may not be a benefit to you if all or most of your Accumulation Value is allocated to the Fixed Account. You should select this rider only if you have or intend to have most or all of your Accumulation Value allocated to the Investment Divisions.

     This rider will provide no benefit if you surrender the policy before the Policy Anniversary on which you are eligible to exercise the rider. Therefore, you should select this rider only if you intend to keep the policy for at least ten years.

     We have set forth below an example of how the benefit of this rider may be realized and how partial withdrawals will impact the guaranteed amount. In this example, we have assumed the following:

         (1) the rider is selected at the time of application;

         (2) an initial premium payment of $100,000 is made;

         (3) no additional premium payments are made;

         (4) a withdrawal of $20,000 is made in the eighth Policy Year;

         (5) the Accumulation Value immediately preceding the withdrawal has decreased to $80,000; and

         (6) the Accumulation Value on the tenth Policy Year has decreased to $50,000.

     The guaranteed amount at time of application was $100,000. When the partial withdrawal was made in the eighth Policy Year, we reduced the guaranteed amount by the amount of the proportional withdrawal. We calculated the amount of the proportional withdrawal by taking the requested withdrawal amount, dividing it by the Accumulation Value immediately preceding the withdrawal and then multiplying that number by the guaranteed amount immediately preceding the withdrawal.

        Proportional withdrawal = ($20,000/$80,000)X $100,000 = $25,000

     To determine the new guaranteed amount after the withdrawal, we subtracted the amount of the proportional withdrawal from the initial guaranteed amount; ($100,000-$25,000) = $75,000. If this policy is surrendered in the tenth Policy Year, the policy owner receives $75,000 even though the Accumulation Value has decreased to $50,000.

     POLICY OWNER INQUIRIES

     Your inquiries should be addressed to NYLIAC. (See "QUESTIONS AND ANSWERS ABOUT LIFESTAGES(R) VARIABLE ANNUITY--Question 17.")

     RECORDS AND REPORTS

     NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. Please review this report carefully. If you believe it contains an error, please notify us immediately. To correct an error, you must call it to our attention within 15 days of the date of the statement.

                             CHARGES AND DEDUCTIONS

     SURRENDER CHARGES

     Since no deduction for a sales charge is made from premium payments, we impose a surrender charge on certain partial withdrawals and surrenders of the policies. The surrender charge covers certain expenses relating to the sale of the policies, including commissions to registered representatives and other promotional expenses. We measure the surrender charge as a percentage of the amount withdrawn or surrendered. The surrender charge may apply to amounts applied under certain Income Payment options.

     If you surrender your policy, we deduct the surrender charge from the amount paid to you. In the case of a partial withdrawal, you can direct NYLIAC to take surrender charges either from the remaining value of the Allocation Alternatives and/or the DCA Advantage Plan Accounts from which the partial withdrawals are made, or from the amount paid to you. If the remaining value in an Allocation Alternative and/or the DCA Advantage Plan Accounts is less than the necessary surrender charge, we will deduct the remainder of the charge from the amount withdrawn from that Allocation Alternative and/or the DCA Advantage Plan Accounts.

     The maximum surrender charge will be 7% of the amount withdrawn. The percentage of the surrender charge varies, depending upon the length of time a premium payment is in your policy before it is withdrawn. For purposes of calculating the applicable surrender charge, we deem premium payments to be withdrawn on a first-in, first-out basis. Unless required otherwise by state law, the surrender charge for amounts withdrawn or surrendered during the first three Payment Years following the premium payment to which such withdrawal or surrender is attributable is 7% of the amount withdrawn or surrendered. This charge then declines by 1% per year for each additional Payment Year, until the sixth Payment Year, after which no charge is made, as shown in the following chart:

     AMOUNT OF SURRENDER CHARGE

                        PAYMENT YEAR                          CHARGE
                        ------------                          ------
1...........................................................    7%
2...........................................................    7%
3...........................................................    7%
4...........................................................    6%
5...........................................................    5%
6...........................................................    4%
7+..........................................................    0%

     In no event will the aggregate surrender charge applied under the policy exceed 8.5% of the total premiums paid.

     EXCEPTIONS TO SURRENDER CHARGES

     We will not assess a surrender charge:

     (a) on amounts you withdraw in any one Policy Year which are less than or equal to the greater of (i) 10% of the Accumulation Value at the time of surrender or withdrawal, or (ii) a) for policies issued on or after May 19, 2000, the Accumulation Value less accumulated premium payments,
         b) for policies issued prior to May 19, 2000, the Accumulation Value less accumulated premium payments for policies with total premium payments of $100,000 or more.

     (b) if NYLIAC cancels the policy;

     (c) when we pay proceeds upon the death of the policy owner or the Annuitant;

     (d) when you select an Income Payment Option in any Policy Year after the first Policy Year;

     (e) when a required minimum distribution that we calculate is made under a Qualified Policy (this amount will, however, count against the first exception);

     (f) on withdrawals at age 59 1/2 or older if the policy is tax-qualified and if the money withdrawn from the policy was transferred or rolled over from a NYLIAC fixed deferred annuity policy; and

     (g) on withdrawals you make under the Living Needs Benefit Rider or Unemployment Benefit Rider.

     OTHER CHARGES

     (a) Mortality and Expense Risk Charges

     Prior to the Annuity Commencement Date, NYLIAC imposes risk charges to compensate it for bearing certain mortality and expense risks under the policies. This charge is equal, on an annual basis, to 1.25% of the average daily net asset value of the Separate Account and is deducted daily. We guarantee that these charges will not increase. If these charges are insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. If the charges are more than sufficient, we will add any excess to our general funds. We may use these funds for any corporate purpose, including expenses relating to the sale of the policies, to the extent that surrender charges do not adequately cover sales expenses.

     The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than our actuarial tables predict. As a result, we would be paying more Income Payments than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each policy, will differ from actual mortality experience. Lastly, we assume a mortality risk that, at the time of death, the guaranteed minimum death benefit will exceed the policy's Accumulation Value. The expense risk assumed is the risk that the cost of issuing and administering the policies will exceed the amount we charge for these services.

     (b) Administration Fee

     Prior to the Annuity Commencement Date, we impose an administration fee intended to cover the cost of providing policy administration services. This charge is equal, on an annual basis, to .15% of the net asset value of the Separate Account and is deducted daily.

     (c) Policy Service Charge

     We deduct an annual policy service charge each Policy Year on the Policy Anniversary and upon surrender of the policy if on the Policy Anniversary and date of surrender the Accumulation Value is less than $20,000. This charge is the lesser of $30 or 2% of the Accumulation Value at the end of the Policy Year and on the date of surrender. We deduct the annual policy service charge from each Allocation Alternative and each DCA Account, if applicable, in proportion to its percentage of the Accumulation Value on the Policy Anniversary or date of surrender. This charge is designed to cover the costs for providing services under the policy such as collecting, processing and confirming premium payments and establishing and maintaining the available methods of payment.

     (d) Fund Charges

     The value of the assets in the Separate Account will indirectly reflect the Funds' total fees and expenses. The Funds' total fees and expenses are not part of the policy. They may vary in amount from year to year.

These fees and expenses are described in detail in the relevant Fund's prospectus and/or statement of additional information.

     (e) Investment Protection Plan Rider Charge (optional)

     If you select the Investment Protection Plan Rider (in states where available), we will deduct a charge on the first Business Day on each quarter that the rider is in effect based on the amount that is guaranteed. We will deduct this charge beginning with the first policy quarter after the effective date of the rider. (See "THE POLICIES--Riders--Investment Protection Plan Rider.") We will deduct the charge from each Allocation Alternative and each DCA Advantage Plan Account in proportion to its percentage of the Accumulation Value on the first Business Day of the applicable policy quarter.

     The maximum annual charge is 1% of the amount that is guaranteed. We may set a lower charge at our sole discretion. You should check with your registered representative to determine the percentage we are currently charging before you select this feature.

     If you reset the amount that is guaranteed, a new charge for the rider will apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The charge in effect on the effective date of the rider or on the effective date of any reset will not change after the date the rider becomes effective. We will continue to deduct the current charge until the first policy quarter following the effective date of the reset.

     (f) Rider Risk Charge Adjustment (optional)

     If you cancel the Investment Protection Plan Rider, to the extent permitted by state law, we will deduct a Rider Risk Charge Adjustment from your Accumulation Value. The cancellation will be effective on the date we receive your request. (See "THE POLICIES--Riders--Investment Protection Plan Rider.") We will deduct the Rider Risk Charge Adjustment from each Allocation Alternative and each DCA Advantage Plan Account in proportion to its percentage of the Accumulation Value on that day. We will not deduct this charge if you surrender your policy. However, surrender charges may apply.

     We will not change the charge adjustment for a particular policy once it is set on the date the rider takes effect. The maximum Rider Risk Charge Adjustment is 2% of the amount that is guaranteed. We may set a lower charge at our sole discretion. You should check with your registered representative to determine the percentage we are currently charging before you select this rider.

     If you reset the amount that is guaranteed, a new Rider Risk Charge Adjustment may apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The adjustment charge in effect on the effective date of the rider or on the effective date of any reset will not increase after the rider is issued or reset.

     (g) Transfer Fees

     There is no charge for the first 12 transfers in any one policy year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12, subject to any applicable state insurance law requirements. Transfers made under dollar cost averaging and automatic asset realization do not count toward this transfer limit.

     GROUP AND SPONSORED ARRANGEMENTS

     For certain group or sponsored arrangements, we may reduce the surrender charge and the policy service charge or change the minimum initial and additional premium payment requirements. Group arrangements include those in which a trustee or an employer, for example, purchases policies covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows us to sell policies to its employees or retirees on an individual basis.

     Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy policies or that have been in existence less than six months will not qualify for reduced charges.

     We will make any reductions according to our rules in effect when an application or enrollment form for a policy is approved. We may change these rules from time to time. Any variation in the surrender charge or policy service charge will reflect differences in costs or services and will not be unfairly discriminatory.

     TAXES

     NYLIAC may, where premium taxes are imposed by state law, deduct such taxes from your policy either (i) when a surrender or cancellation occurs, or (ii) at the Annuity Commencement Date. Applicable premium tax rates depend upon such factors as your current state of residency, and the insurance laws and NYLIAC's status in states where premium taxes are incurred. Current premium tax rates range from 0% to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts.

     Under present laws, NYLIAC will also incur state and local taxes (in addition to the premium taxes described above) in several states. At present, these taxes are not significant. If they increase, however, NYLIAC may make charges for such taxes.

     NYLIAC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the policies. (See "FEDERAL TAX MATTERS.") Based upon these expectations, no charge is being made currently for corporate federal income taxes which may be attributable to the Separate Account. Such a charge may be made in future years for any federal income taxes NYLIAC incurs.

                         DISTRIBUTIONS UNDER THE POLICY

     SURRENDERS AND WITHDRAWALS

     You can make a partial withdrawal, periodic partial withdrawal, hardship withdrawal or surrender the policy to receive part or all of the Accumulation Value at any time before the Annuity Commencement Date and while the Annuitant is living, by sending a written request to NYLIAC. The amount available for withdrawal is the Accumulation Value on the Business Day during which we receive the request, less any outstanding loan balance, surrender charges, premium taxes which we may deduct and policy service charge, if applicable. If you have not provided us with a written election not to withhold federal income taxes at the time you make a withdrawal or surrender request, NYLIAC must by law withhold such taxes from the taxable portion of any surrender or withdrawal. We will remit that amount to the federal government. In addition, some states have enacted legislation requiring withholding. We will pay all surrenders or withdrawals within seven days of receipt of all documents (including documents necessary to comply with federal and state tax law), subject to postponement in certain circumstances. (See "DISTRIBUTIONS UNDER THE POLICY--Delay of Payments.")

     Since you assume the investment risk with respect to amounts allocated to the Separate Account and because certain surrenders or withdrawals are subject to a surrender charge and premium tax deduction, the total amount paid upon surrender of the policy (taking into account any prior withdrawals) may be more or less than the total premium payments made.

     Surrenders and withdrawals may be taxable transactions, and the Internal Revenue Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     (a) Surrenders

     We may deduct a surrender charge and any state premium tax, if applicable, less any outstanding loan balance, and less the annual policy service charge, if applicable, from the amount paid. We will pay the proceeds in a lump sum to you unless you elect a different Income Payment method. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments.") Surrenders may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     (b) Partial Withdrawals

     The minimum amount that can be withdrawn is $500, unless we agree otherwise. We will withdraw the amount from the Allocation Alternatives and/or the DCA Advantage Plan Accounts (where available) in accordance with your request. If you do not specify how to allocate a partial withdrawal among the Allocation Alternatives and/or the DCA Advantage Plan Accounts (where available), we will allocate the partial withdrawal on a pro-rata basis. Partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     If the requested partial withdrawal is greater than the value in any of the Allocation Alternatives and/or the DCA Advantage Plan Accounts from which the partial withdrawal is being made, we will pay the entire value of that Allocation Alternative and/or the DCA Advantage Plan Accounts, less any surrender charge that may apply, to you. We will not process partial withdrawal requests if honoring such requests would result in an Accumulation Value of less than $2,000.

     (c) Periodic Partial Withdrawals

     You may elect to receive regularly scheduled withdrawals from the policy. These periodic partial withdrawals may be paid on a monthly, quarterly, semi-annual, or annual basis. You will elect the frequency of the withdrawals and the day of the month for the withdrawals to be made (may not be the 29th, 30th, or 31st of a month). We will make all withdrawals on the day of each calendar month you specify, or on the next Business Day (if the day you have specified is not a Business Day). You must specify the Investment Divisions and/or Fixed Account from which the periodic withdrawals will be made. The minimum amount under this feature is $100, or such lower amount as we may permit. Periodic partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "Federal Tax Matters--Taxation of Annuities in General.") If you do not specify otherwise, we will withdraw money on a pro-rata basis from each Investment Division and/or the Fixed Account. You may not elect to receive periodic partial withdrawals from the DCA Advantage Plan Accounts.

     You can elect to receive "Interest Only" periodic partial withdrawals for the interest earned on monies allocated to the Fixed Account. If this option is chosen, the $100 minimum for periodic partial withdrawals will be waived. However, you must have at least $5,000 in the Fixed Account at the time of each periodic partial withdrawal, unless we agree otherwise. This option will void the Fixed Account Initial Premium Guarantee. (See "THE FIXED ACCOUNT--Fixed Account Initial Premium Guarantee.")

     (d) Hardship Withdrawals

     Under certain Qualified Policies, the Plan Administrator may allow, in its sole discretion, certain withdrawals it determines to be "Hardship Withdrawals." The surrender charge and 10% penalty tax, if applicable, and provisions applicable to partial withdrawals apply to Hardship Withdrawals.

     REQUIRED MINIMUM DISTRIBUTION OPTION

     For IRAs and IRA SEPs, the policy owner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2. For TSAs, the policy owner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2 or until April 1st of the year following the calendar year he or she retires, whichever occurs later.

     OUR RIGHT TO CANCEL

     If we do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, we reserve the right to terminate your policy subject to any applicable state insurance law or regulation. We will notify you of our intention to exercise this right and give you 90 days to make a premium payment. If we terminate your policy, we will pay you the Accumulation Value of your policy in one lump sum.

     ANNUITY COMMENCEMENT DATE

     The Annuity Commencement Date is the date specified on the Policy Data Page. The Annuity Commencement Date is the day that Income Payments are scheduled to commence under the policy unless the policy has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date. If we agree, you may change the Annuity Commencement Date to an earlier date by providing written notice to NYLIAC. You may defer the Annuity Commencement Date to a later date if we agree to it, provided that we receive a written notice of the request at least one month before the last selected Annuity Commencement Date. The Annuity Commencement Date and Income Payment method for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

     DEATH BEFORE ANNUITY COMMENCEMENT

     If you or the Annuitant dies prior to the Annuity Commencement Date, we will pay an amount as proceeds to the designated Beneficiary, as of the date we receive proof of death and all requirements necessary to make the payment. That amount will be the greater of:

     (a) the Accumulation Value, less any outstanding loan balance;

     (b) the sum of all premium payments made, less any outstanding loan balance, partial withdrawals and surrender charges on those withdrawals; or

     (c) the most recently calculated "reset value" plus any additional premium payments made, less any outstanding loan balance, less any withdrawals made since the most recent Reset Anniversary and any surrender charges applicable to such withdrawals.

     We calculate the reset value, with respect to applications signed prior to May 19, 2000, every three years from the date of the initial premium payment ("Reset Anniversary") until you or the Annuitant reaches age 85, unless otherwise required by applicable state laws. For applications signed on or after May 19, 2000 (in states where approved), we calculate the reset value each year on the Policy Anniversary. Please consult with your registered representative regarding the reset value that is available under your particular policy. We calculate the reset value on the Reset Anniversary based on a comparison between
(a) the current Reset Anniversary's Accumulation Value, and (b) the prior Reset Anniversary's value, plus any premiums since the prior Reset Anniversary date, less any partial withdrawals and surrender charges on those withdrawals since the last Reset Anniversary date. The greater of the compared values will be the new reset value.

     We have set forth below an example of how the death benefit is calculated in a state where we calculate the reset value every year. In this example, we have assumed the following:

     (1) you purchase a policy with a $200,000 premium payment;

     (2) a $20,000 withdrawal is made prior to the policy's first Policy Anniversary;

     (3) the Accumulation Value is $220,000 on the first Policy Anniversary; and

     (4) you die in the second Policy Year and the Accumulation Value of the policy has decreased to $175,000.

           The death benefit is the greater of:

(a)  Accumulation Value                   =  $175,000
(b)  Premium payments less                =  $180,000 ($200,000 - $20,000)
     any partial withdrawals; or
(c)  Reset value (Accumulation Value      =  $220,000
     on first Policy Anniversary)

     In this example, your Beneficiary(ies) would receive $220,000.

     The formula guarantees that the amount we pay will at least equal the sum of all premium payments (less any outstanding loan balance, partial withdrawals and surrender charges on such partial withdrawals), independent of the investment experience of the Separate Account. The Beneficiary may receive the amount payable in a lump sum or under any life income payment option which is then available. If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Allocation Alternative and any DCA Advantage Plan Account in which the policy is invested as of the date we receive proof of death and all requirements necessary to make the payment to that Beneficiary. We will keep the remaining balance in the policy to pay the other Beneficiaries. Due to market fluctuations, the remaining Accumulation Value may increase or decrease and we may pay subsequent Beneficiaries a different amount.

     We will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice which gives us the information that we need. If such an election is properly made, we will apply all or part of these proceeds:

          (i) under the Life Income Payment Option to provide an immediate annuity for the Beneficiary who will be the policy owner and Annuitant; or

          (ii) under another Income Payment Option we may offer at the time. Payments under the annuity or under any other method of payment we make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policy owner's death (as determined for federal tax purposes), and must begin within one year after the Policy Owner's death. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments" below.)

     If your spouse is the sole primary Beneficiary, we can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policy owner, and,
(b) if you were the Annuitant, as the Annuitant. Generally, NYLIAC will not issue a policy to joint owners. However, if NYLIAC makes an exception and issues a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     If the Annuitant and, where applicable under another Income Payment option, the Joint Annuitant, if any, die after the Annuity Commencement Date, NYLIAC will pay the sum required by the Income Payment option in effect.

     We will make any distribution or application of policy proceeds within 7 days after NYLIAC receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place, subject to postponement in certain circumstances. (See "DISTRIBUTIONS UNDER THE POLICY--Delay of Payments.")

     INCOME PAYMENTS

     (a) Election of Income Payment Options

     We will make Income Payments under the Life Income Payment Option or under such other option we may offer at that time where permitted by state laws. We will require that a lump sum payment be made if the Accumulation Value is less than $2,000. If the Life Income Payment Option is not chosen, you may change the Income Payment option or request any other method of payment we agree to at any time before the Annuity Commencement Date. If the Life Income Payment Option is chosen, we may require proof of birth date before Income Payments begin. For Income Payment options involving life income, the actual age of the Annuitant will affect the amount of each payment. Since payments based on older Annuitants are expected to be fewer in number, the amount of each annuity payment should be greater. We will make payments under the Life Income Payment option in the same specified amount and over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. NYLIAC does not currently offer variable Income Payment options.

     Under Income Payment options involving life income, the payee may not receive Income Payments equal to the total premium payments if the Annuitant dies before the actuarially predicted date of death. We base Income Payment options involving life income on annuity tables that vary on the basis of sex, unless the policy was issued under an employer sponsored plan or in a state which requires unisex rates.

     (b) Other Methods of Payment

     If NYLIAC agrees, you (or the Beneficiary upon the death of you or the Annuitant prior to the Annuity Commencement Date) may choose to have Income Payments made under some other method of payment or in a lump sum.

     (c) Proof of Survivorship

     We may require satisfactory proof of survival, from time to time before we pay any Income Payments or other benefits. We will request the proof at least 30 days prior to the next scheduled payment date.

     DELAY OF PAYMENTS

     We will pay any amounts due from the Separate Account under the policy within seven days of the date NYLIAC receives all documents (including documents necessary to comply with federal and state tax law) in connection with a request unless:

          1. The New York Stock Exchange ("NYSE") is closed for other than usual weekends or holidays, or trading on the NYSE is otherwise restricted;

          2. An emergency exists as defined by the Securities and Exchange Commission ("SEC");

          3. The SEC permits a delay for the protection of security holders; or

          4. The check used to pay the premium has not cleared through the banking system. This may take up to 15 days.

     For the same reasons, we will delay transfers from the Separate Account to the Fixed Account.

     We may also delay payments of any amount due from the Fixed Account and/or any DCA program. When permitted by law, we may defer payment of any partial or full surrender request for up to six months from the date of surrender from the Fixed Account and/or any DCA Program. We will pay interest of at least 3.5% per year on any partial or full surrender request deferred for 30 days or more.

     DESIGNATION OF BENEFICIARY

     You may select one or more Beneficiaries and name them in the application. Thereafter, before the Annuity Commencement Date and while the Annuitant is living, you may change the Beneficiary by written notice to NYLIAC. If before the Annuity Commencement Date, the Annuitant dies before you and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to you. If you are the Annuitant, the proceeds pass to your estate. However, if the policy owner who is not the Annuitant dies before the Annuity Commencement Date, and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to the policy owner's estate.

     RESTRICTIONS UNDER INTERNAL REVENUE CODE SECTION 403(B)(11)

     With respect to 403(b) Tax Sheltered Annuities distributions attributable to salary reduction contributions made in years beginning after December 31, 1988 (including the earnings on these contributions), as well as to earnings in such years on salary reduction accumulations held as of the end of the last year beginning before January 1, 1989, may not begin before the employee attains age 59 1/2, separates from service, dies or becomes disabled. The plan may also provide for distribution in the case of hardship. However, hardship distributions are limited to amounts contributed by salary reduction. The earnings on such amounts may not be withdrawn. Even though a distribution may be permitted under these rules (e.g. for hardship or after separation from service), it may still be subject to a 10% additional income tax as a premature distribution.

     Under the terms of your plan, you may have the option to invest in other 403(b) funding vehicles, including 403(b)(7) custodial accounts. You should consult your plan document to make this determination.

     LOANS

     Loans are available only if you have purchased your policy in connection with a 403(b) plan and may not be available in all states for plans subject to the Employee Retirement Income Security Act of 1974 ("ERISA"). Under your 403(b) policy, you may borrow against your policy's Accumulation Value after the first Policy Year and prior to the Annuity Commencement Date. Unless we agree otherwise, only one loan may be outstanding at a time. There must be a minimum accumulation value of $5,000 in the contract at the time of the loan. The minimum loan amount is $500. The maximum loan that you may take is the lesser of: (a) 50% of the policy's Accumulation Value on the date of the loan or (b) $50,000. We withdraw a loan processing fee of $25 from the Accumulation Value on a pro rata basis, unless prohibited by applicable state law or regulation. If on the date of the loan you do not have a Fixed Accumulation Value equal to at least 125% (110% in New York) of the loan amount, we will transfer sufficient Accumulation Value from the Investment Divisions and/or any DCA Advantage Plan Accounts on a pro rata basis so that the Fixed Accumulation Value equals 125% (110% in New York) of the loan amount. While a loan is outstanding, you may not make partial withdrawals or transfers which would reduce the Fixed Accumulation Value to an amount less than 125% (110% in New York) of the outstanding loan balance.

     For plans not subject to ERISA, the interest rate paid by the policy owner of the loan will equal 5%. We will credit the assets being held in the Fixed Account to secure the loan with the minimum guaranteed interest rate of 3%. For plans subject to ERISA, we will apply the interest charged on the loan at the then current prime rate at the beginning of the calendar year, plus 1%. We will credit the money being held in the Fixed Account to secure the loan with a rate of interest that is the prime rate less 1%, but it will always be at least equal to the minimum guaranteed interest rate of 3%. For all plans, we will assess interest in arrears as part of the periodic loan repayments.

     You must repay the loan on a periodic basis not less frequently than quarterly and over a period not greater than five years from the date it is taken. If a loan repayment is in default, we will withdraw the amount in default from the Fixed Accumulation value to the extent permitted by federal income tax rules. We will take the withdrawal on a first-in, first-out (FIFO) basis from amounts allocated to the Fixed Account.

     We permit loans to acquire a principal residence under the same terms described above, except that:

          (a) the minimum loan amount is $5,000; and

          (b) repayment of the loan amount may be extended to a maximum of twenty-five years.

     We deduct any outstanding loan balance including any accrued interest from the Fixed Accumulation Value prior to payment of a surrender or the commencement of the annuity benefits. Upon the death of the policy owner or Annuitant, we deduct any outstanding loan balance from the Fixed Accumulation Value as a partial withdrawal as of the date we receive the notice of death.

     Loans are subject to the terms of the policy, your 403(b) plan and the Internal Revenue Code, which may impose restrictions upon them. We reserve the right to suspend, modify, or terminate the availability of loans under this policy at any time. However, any action taken by us will not affect already outstanding loans.

                               THE FIXED ACCOUNT

     The Fixed Account is supported by the assets in NYLIAC's general account, which includes all of NYLIAC's assets except those assets specifically allocated to NYLIAC's separate accounts. NYLIAC has sole discretion to invest the assets of the Fixed Account subject to applicable law. The Fixed Account is not registered under the federal securities laws and is not generally subject to their provisions. Furthermore, the staff of the Securities and Exchange Commission has not reviewed the disclosures in this Prospectus relating to the Fixed Account. These disclosures regarding the Fixed Account may be subject to certain applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     (a) Interest Crediting

     NYLIAC guarantees that it will credit interest at an effective rate of at least 3% to amounts allocated or transferred to the Fixed Account under the policies. We credit interest on a daily basis. NYLIAC may, at its sole discretion, credit a higher rate or rates of interest to the amounts allocated or transferred to the Fixed Account. Interest rates will be set on the anniversary of each payment or transfer. All premium payments and additional amounts (including transfers from other Investment Divisions) allocated to the Fixed Account, plus prior interest earned on such amounts, will receive their applicable interest rate for one-year periods from the anniversary on which the allocation or transfer was made.

     (b) Transfers to Investment Divisions

     You may transfer amounts from the Fixed Account to the Investment Divisions up to 30 days prior to the Annuity Commencement Date, subject to the following conditions.

          1. The maximum amount you are allowed to transfer from the Fixed Account to the Investment Divisions during any Policy Year is 20% of the Fixed Accumulation Value at the beginning of the Policy Year.

          2. The minimum amount that you may transfer from the Fixed Account to the Investment Divisions is the lesser of (i) $500 or (ii) the Fixed Accumulation Value, unless we agree otherwise. Additionally, the remaining values in the Fixed Account must be at least $500. If, after a contemplated transfer, the remaining values in the Fixed Account would be less than $500, that amount must be included in the transfer, unless NYLIAC in its discretion determines otherwise. We determine amounts transferred from the Fixed Account on a first-in, first-out ("FIFO") basis, for purposes of determining the rate at which we credit interest on monies remaining in the Fixed Account.

     Except as part of an existing request relating to the traditional Dollar Cost Averaging option, the Interest Sweep option or any DCA Advantage Plan, you may not transfer money into the Fixed Account if you made a transfer out of the Fixed Account during the previous six-month period.

     You must make transfer requests in writing on a form approved by NYLIAC or by telephone in accordance with established procedures. See "PROCEDURES FOR TELEPHONE TRANSFERS".

     We will deduct partial withdrawals and apply any surrender charges to the Fixed Account on a FIFO basis (i.e., from any value in the Fixed Account attributable to premium payments or transfers from Investment Divisions in the same order in which you allocated such payments or transfers to the Fixed Account during the life of the policy). NYLIAC will also determine such partial withdrawals on a FIFO basis, for purposes of determining the rate at which interest will be credited on any monies remaining in the Fixed Account.

     (c) Fixed Account Initial Premium Guarantee

     NYLIAC guarantees that upon any surrender of a policy which occurs within the first three Policy Years, or (the lifetime of the policy for applications signed on or after May 19, 2000 in states where approved) you will receive an amount equal to at least that portion of the initial premium payment which was initially allocated to the Fixed Account. However, this guarantee will not apply if you transfer any amount out of the Fixed Account (except transfers made under the Interest Sweep option) or make any partial withdrawals from the Fixed Account or a DCA Account.

     See the policy itself for details and a description of the Fixed Account.

                        THE DCA ADVANTAGE PLAN ACCOUNTS

     Like the Fixed Account, the DCA Advantage Plan Accounts are also supported by the assets in NYLIAC's general account. The DCA Advantage Plan Accounts are not registered under the federal securities laws. The information contained in the first paragraph under "The Fixed Account" equally applies to the DCA Advantage Plan Accounts.

     NYLIAC will set interest rates in advance for each date on which we may receive a premium payment to a DCA Advantage Plan Account. We will never declare less than a 3% annual effective rate. Premium payments into a DCA Advantage Plan Account will receive the applicable interest rate in effect on the Business Day we receive the premium payment. Interest rates for subsequent premium payments made into the same DCA Advantage Plan Account may be different from the rate applied to prior premium payments made into the DCA Advantage Plan Account.

     The annual effective rate that we declare is credited only to amounts remaining in a DCA Advantage Plan Account. We credit the interest on a daily basis. Because money is periodically transferred out of the DCA Advantage Plan Account, amounts in the DCA Advantage Plan Account will not achieve the declared annual effective rate.

                              FEDERAL TAX MATTERS

     INTRODUCTION

     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. The Qualified Policies are designed for use by individuals in retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 219, 403, 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the Accumulation Value, on Income Payments and on the economic benefit to you, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Qualified Policy is purchased, on the tax and employment status of the individual concerned and on NYLIAC's tax status. The following discussion assumes that Qualified Policies are used in retirement plans that qualify for the special federal income tax treatment described above. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a competent tax adviser before making a premium payment. This discussion is based upon NYLIAC's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We cannot predict the likelihood of continuation of the present federal income tax laws or of the current interpretations by the Internal Revenue Service, which may change from time to time without notice. Any such change could have retroactive effects regardless of the date of enactment. Moreover, this discussion does not take into consideration any applicable state or other tax laws except with respect to the imposition of any state premium taxes. We suggest you consult with your tax adviser.

     TAXATION OF ANNUITIES IN GENERAL

     The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information discusses such qualifications.

     Section 72 of the Code governs taxation of annuities in general. NYLIAC believes that an annuity policy owner generally is not taxed on increases in the value of a policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Accumulation Value (i.e., surrenders or partial withdrawals) or as Income Payments under the Income Payment option elected. The exception to this rule is that generally, a policy owner of any deferred annuity policy who is not a natural person must include in income any increase in the excess of the policy owner's Accumulation Value over the policy owner's investment in the contract during the taxable year. However, there are some exceptions to this exception. You may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment) is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value generally will be treated as a distribution.

     In the case of a withdrawal or surrender distributed to a participant or Beneficiary under a Qualified Policy (other than a Qualified Policy used in a retirement plan that qualifies for special federal income tax treatment under
Section 457 of the Code as to which there are special rules), a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the total policy value. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a policy which is not excluded from the individual's gross income. For policies issued in connection with qualified plans, the "investment in the contract" can be zero. The law requires the use of special simplified methods to determine the taxable amount of payments that are based in whole or in part on the Annuitant's life and that are paid from qualified retirement plans under Section 401(a) and from qualified annuities and Tax Sheltered Annuities under Sections 403(a) and 403(b).

     Generally, in the case of a withdrawal under a Non-Qualified Policy before the Annuity Commencement Date, amounts received are first treated as taxable income to the extent that the Accumulation Value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable.

     Although the tax consequences may vary depending on the Income Payment option elected under the policy, in general, only the portion of the Income Payment that represents the amount by which the Accumulation Value exceeds the "investment in the contract" will be taxed. After the investment in the policy is recovered, the full amount of any additional Income Payments is taxable. For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Income Payments for the term of the payments. However, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the annuitant's final tax return.

     In the case of a distribution, a penalty tax equal to 10% of the amount treated as taxable income may be imposed. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the taxpayer attains age 59 1/2, (2) made as a result of the policy owner's or Annuitant's death or disability, or (3) received in substantially equal installments paid at least annually as a life annuity. Other tax penalties may apply to certain distributions pursuant to a Qualified Policy.

     All non-qualified, deferred annuity contracts issued by NYLIAC (or its affiliates) to the same policy owner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includable in an individual's gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations) that it would be appropriate to aggregate two or more annuity contracts purchased by the same policy owner. Accordingly, a policy owner should consult a competent tax adviser before purchasing more than one policy or other annuity contract.

     A transfer of ownership of a policy, or designation of an Annuitant or other Beneficiary who is not also the policy owner, may result in certain income or gift tax consequences to the policy owner. A policy owner contemplating any transfer or assignment of a policy should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

     QUALIFIED PLANS

     The Qualified Policy is designed for use with several types of qualified plans. The tax rules applicable to participants and beneficiaries in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1,
1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, this discussion only provides general information about use of the policies with the various types of qualified plans. Policy owners and participants under qualified plans as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy issued in connection with the plan. Purchasers of policies for use with any qualified plan should seek competent legal and tax advice regarding the suitability of the policy.

          (a) Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes.

          (b) Individual Retirement Annuities. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA", including an employer-sponsored Simplified Employee Pension or "SEP". Individual Retirement

     Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into Individual Retirement Annuities on a tax-deferred basis.

          (c) Roth Individual Retirement Annuities. Section 408A of the Code permits individuals with incomes below a certain level to contribute to an individual retirement program known as a "Roth Individual Retirement Annuity" or "Roth IRA." Roth IRAs are subject to limitations on the amount that may be contributed. Contributions to Roth IRAs are not deductible, but distributions from Roth IRAs that meet certain requirements are not included in gross income. Certain individuals are eligible to convert their existing non-Roth IRAs into Roth IRAs. They will be subject to income tax at the time of conversion.

          (d) Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities and tax exempt organizations which enjoy special treatment. The policies can be used with such plans. Under such plans, a participant may specify the form of investment in which his or her participation will be made. Such investments are generally owned by, and are subject to, the claims of the general creditors of the sponsoring employer, except that Section 457 plans of state and local government must be held and used for the exclusive benefit of participants and beneficiaries in a trust or annuity contract.

                          DISTRIBUTOR OF THE POLICIES

     NYLIFE Distributors Inc. ("NYLIFE Distributors"), 51 Madison Avenue, New York, New York 10010, is the principal underwriter and the distributor of the policies. It is an indirect wholly-owned subsidiary of New York Life. The maximum commission typically paid to broker-dealers who have entered into dealer agreements with NYLIFE Distributors is 6.25%. A portion of this amount will be paid as commissions to registered representatives.

                                 VOTING RIGHTS

     The Funds are not required to and typically do not hold routine annual stockholder meetings. Special stockholder meetings will be called when necessary. To the extent required by law, NYLIAC will vote the Eligible Portfolio shares held in the Investment Divisions at special stockholder meetings of the Funds in accordance with instructions we receive from persons having voting interests in the corresponding Investment Divisions. If, however, the federal securities laws are amended, or if NYLIAC's present interpretation should change, and as a result, NYLIAC determines that it is allowed to vote the Eligible Portfolio shares in its own right, we may elect to do so.

     Prior to the Annuity Commencement Date, you hold a voting interest in each Investment Division to which you have money allocated. We will determine the number of votes which are available to you by dividing the Accumulation Value attributable to an Investment Division by the net asset value per share of the applicable Eligible Portfolios. We will calculate the number of votes which are available to you separately for each Investment Division. We will determine that number by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to the Investment Division.

     We will determine the number of votes of the Eligible Portfolio which are available as of the date established by the Portfolio of the relevant Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the relevant Fund.

     If we do not receive timely instructions, we will vote those shares in proportion to the voting instructions which are received with respect to all policies participating in that Investment Division. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Eligible Portfolio.

                           TABLE OF CONTENTS FOR THE
                  STATEMENT OF ADDITIONAL INFORMATION ("SAI")

     The SAI contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for the SAI:

                                                              PAGE
                                                              ----
THE POLICIES................................................    2
  Valuation of Accumulation Units...........................    2
INVESTMENT PERFORMANCE CALCULATIONS.........................    2
  MainStay VP Cash Management Investment Division...........    2
  MainStay VP Government, MainStay VP High Yield Corporate
     Bond and MainStay VP Bond Investment Division Yields...    3
  Average Annual Total Return...............................    3
ANNUITY PAYMENTS............................................    4
GENERAL MATTERS.............................................    4
FEDERAL TAX MATTERS.........................................    4
  TAXATION OF NEW YORK LIFE INSURANCE AND ANNUITY
     CORPORATION............................................    4
  TAX STATUS OF THE POLICIES................................    5
DISTRIBUTOR OF THE POLICIES.................................    5
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................    6
STATE REGULATION............................................    6
RECORDS AND REPORTS.........................................    6
LEGAL PROCEEDINGS...........................................    6
EXPERTS.....................................................    6
OTHER INFORMATION...........................................    6
FINANCIAL STATEMENTS........................................  F-1

   How to obtain a New York Life LifeStages(R) Variable Annuity Statement of
                            Additional Information.

               Call (800) 598-2019 or send this request form to:

                          NYLIAC Variable Products Service Center
                          Madison Square Station
                          P.O. Box 922
                          New York, NY 10159

--------------------------------------------------------------------------------

    Please send me a New York Life LifeStages(R) Variable Annuity Statement
                  of Additional Information dated May 1, 2001:

--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City                            State                            Zip

                                                            [NEW YORK LIFE LOGO]

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                         INDIVIDUAL RETIREMENT ANNUITY

                              DISCLOSURE STATEMENT

     The following information is being provided to you, the policyowner, in accordance with the requirements of the Internal Revenue Service. This Disclosure Statement is not part of the Prospectus. It includes non-technical explanation of some of the changes made by the Taxpayer Relief Act of 1997 applicable to Individual Retirement Accounts or Annuities (IRAs). You should consult your tax adviser about the specifics of these rules, and remember that the terms of your actual contract and any endorsements will control your rights and obligations.

     1. REVOCATION OF YOUR IRA

     If you have not received this Disclosure Statement at least seven calendar days before the establishment of your Individual Retirement Annuity, you have the right to revoke your Individual Retirement Annuity during the seven calendar day period following the establishment of it. In order to revoke your Individual Retirement Annuity, you must notify us in writing and you must mail or deliver your revocation to NYLIAC. If your revocation is mailed, the date of the postmark (or the date of certification or registration if sent by certified or registered mail) will be considered your revocation date. If you revoke your Individual Retirement Annuity during the seven day period, the entire amount of your account, without any adjustments (for items such as administrative expenses, fees, or fluctuation in market value) will be returned to you.

     2. CONTRIBUTIONS

     (a) Regular IRA. The policyowner may make periodic contributions to a regular IRA in any amount up to the combined tax deductible and non-tax deductible contribution limit described in Section 3 of this Disclosure Statement. All such contributions shall be in cash and shall be invested in accordance with this Disclosure Statement. This IRA cannot be issued as a SIMPLE IRA.

     (b) Spousal IRA. If the policyowner and the spouse file a joint federal income tax return for the taxable year and if the spouse's compensation, if any, includable in gross income for the year is less than the compensation includable in the gross income of the policyowner for the year, the policyowner and the spouse may each establish his or her own individual IRA and may make periodic contributions to their own IRA in accordance with the rules and limits for tax deductible and non-tax deductible contributions contained in Sections 219(c) and 408(o) of the Internal Revenue Code. Such contributions shall be in cash and shall be invested in accordance with this Disclosure Statement.

     (c) Rollover IRA. A rollover contribution by the policyowner shall be a nonperiodic deposit in cash to be invested in accordance with this Disclosure Statement, with respect to which contribution the policyowner warrants that (1) the entire amount rolled over is attributable to a distribution from an employee's trust, an employee's annuity, an annuity contract or another individual retirement account or annuity, which meets the requirements of Internal Revenue Code section 402(c), 403(a)(4), 403(b)(8), or 408(d)(3); (2)
within one (1) year of receiving such distribution, the policyowner did not receive another distribution which constituted a "rollover" referred to in Internal Revenue Code Section 408(d)(3)(B); and (3) the contribution as made satisfies all the requirements for rollover contributions as set forth under the Internal Revenue Code. A rollover contribution attributable to contributions made by an employer to an individual's SIMPLE IRA cannot be made prior to the expiration of the 2-year period beginning on the date the individual first participated in that employer's SIMPLE plan.

     Strict limitations apply to rollovers, and you should seek competent tax advice in order to comply with all the rules governing rollovers.

     (d) Transfers. The policyowner may make an initial or subsequent contribution hereunder by directing a Custodian or Trustee of an existing individual retirement account or individual retirement annuity to transfer an amount in cash to the Individual Retirement Annuity.

     (e) Time to Make Contributions. You may make contributions to your IRA at any time for a taxable year beginning on the first day of that year and ending on the date that your income tax return for that year is due (without regard to any extensions).

     (f) Simplified Employee Pension. If an IRA is established that meets the requirements of a Simplified Employee Pension Plan, your employer may contribute an amount not to exceed the lesser of 15% of your includable compensation ($170,000 for 2000, adjusted for inflation thereafter) or $35,000 in 2001 (adjusted

                                      IRA-1
for inflation thereafter). The amount of such contribution is not includable in your income as wages (for federal income tax purposes). Within that overall limit you may elect to defer up to $10,500 in 2001 (as adjusted for inflation in accordance with the Internal Revenue Code) of your includable compensation if your employer's SEP plan permits salary reduction contributions and was established on or before December 31, 1996. The amount of such elective deferral is excludable from your income as wages (for federal income tax purposes). For further details, see your employer.

     (g) Responsibility of the Policyowner. If the policyowner contemplates future periodic contributions, rollovers, or transfers to the IRA, such contributions, rollovers or transfers must be made in accordance with the appropriate sections of the Code. It is the policyowner's full and sole responsibility to determine the tax deductibility of all contributions, and to make such contributions in accordance with the Code. Neither the Custodian nor New York Life Insurance and Annuity Corporation are permitted to provide tax advice, and will assume no liability for the tax consequences of any contribution to the IRA.

     3. DEDUCTIBILITY OF CONTRIBUTIONS

     (a) Eligibility. Under the Internal Revenue Code, if neither you nor your spouse is an active participant (see (b) below), you and your spouse may contribute up to $4,000 together (but no more than $2,000 to each individual account) if your combined compensation is at least equal to that amount and take a deduction for the entire amount contributed. If you are an active participant, but have an adjusted gross income (AGI) below a certain level (see (c) below), you may make a deductible contribution. If you are an active participant and you have AGI above that level (see (c) below), the amount of the deductible contribution you may make is phased down and eventually eliminated. If you are not an active participant, but your spouse is an active participant, you may make a $2,000 deductible contribution provided that if your combined AGI is above the specified level (see (c) below), the amount of the deductible contribution you may make to an IRA is phased down and eventually eliminated.

     (b) Active Participant. You are an "active participant" for a year if you are covered by a retirement plan. You are covered by a "retirement plan" for a year if your employer or union has a retirement plan under which money is added to your annuity or you are eligible to earn retirement credits. For example, if you are covered under a profit-sharing plan, a 403(b) annuity, certain government plans, a salary reduction arrangement (such as a Tax Sheltered Annuity 403(b) arrangement or a 401(k) plan), a Simplified Employee Pension Plan
(SEP), a SIMPLE retirement account or a plan which promises you a retirement benefit which is based upon the number of years of service you have with the employer, you are likely to be an active participant. Your Form W-2 for the year should indicate your participation status.

     (c) Adjusted Gross Income (AGI). If you or your spouse is an active participant, you must look at your Adjusted Gross Income for the year (if you and your spouse file a joint tax return, you use your combined AGI) to determine whether you can make a deductible IRA contribution. Your tax return will show you how to calculate your AGI for this purpose. If you are at or below a certain AGI level, called the threshold level, you are treated as if you were not an active participant and can make a deductible contribution under the same rules as a person who is not an active participant.

     If you are single, your threshold AGI level is $33,000 (for 2001). The threshold level if you are married and file a joint tax return is $53,000 (for
2001), and if you are married, but file a separate tax return, the threshold level is $0. However, if only your spouse is an active participant and you file a joint tax return, the threshold level is $150,000 phased out of $160,000 (beginning in 1998).

                                      IRA-2

     The $33,000 and $53,000 threshold levels are to increase in future years as shown below:

                       JOINT RETURNS
                       -------------
FOR TAXABLE YEARS BEGINNING IN:      THE THRESHOLD LEVEL IS:
-------------------------------      -----------------------
  2001                                       $53,000
  2002                                       $54,000
  2003                                       $60,000
  2004                                       $65,000
  2005                                       $70,000
  2006                                       $75,000
  2007 and thereafter                        $80,000

                      SINGLE TAXPAYERS
                      ----------------
FOR TAXABLE YEARS BEGINNING IN:      THE THRESHOLD LEVEL IS:
-------------------------------      -----------------------
  2001                                       $33,000
  2002                                       $34,000
  2003                                       $40,000
  2004                                       $45,000
  2005 and thereafter                        $50,000

     If your AGI is less than $10,000 above your threshold level, you will still be able to make a deductible contribution, but it will be limited in amount. The amount by which your AGI exceeds your threshold level (AGI-threshold level) is called your Excess AGI. The Maximum Allowable Deduction is $2,000 (and an additional $2,000 for a Spousal IRA). You can calculate your Deduction Limit as follows:

      10,000 - Excess AGI X Maximum Allowable Deduction = Deduction Limit
      -------------------
            10,000

     You must round up the result to the next highest $10 level (the next highest number which ends in zero). For example, if the result is $1,525, you must round it up to $1,530. If the final result is below $200 but above zero, your Deduction Limit is $200. Your Deduction Limit cannot, in any event, exceed 100% of your compensation.

     (d) Restrictions. No deduction is allowed for (a) contributions other than in cash; (b) contributions (other than those by an employer to a Simplified Employee Pension Plan) made during your calendar year in which you attain age
70 1/2 or thereafter; or (c) for any amount you contribute which was a distribution from another retirement plan ("rollover" contribution). However, the limitations in paragraph, (a) and (b) do not apply to rollover contributions.

     (e) Compensation. For purposes of determining allowable contributions, the term "Compensation" includes all earned income, including net earnings from self employment and alimony or separate maintenance payments received and includable in your gross income, but does not include deferred compensation or any amount received as a pension or annuity.

     4. NONDEDUCTIBLE CONTRIBUTIONS TO IRAS

     Even if you are above the threshold level and, thus, may not make a deductible contribution of $2,000 (and an additional $2,000 for a Spousal IRA), you may still contribute up to the lesser of 100% of compensation or $2,000 to an IRA (and an additional $2,000 for a Spousal IRA). The amount of your contribution which is not deductible will be a nondeductible contribution to the IRA. You may also choose to make a contribution nondeductible even if you could have deducted part or all of the contribution. Interest or other earnings on your IRA contribution, whether from deductible or nondeductible contributions, will not be taxed until taken out of your IRA and distributed to you.

     If you make a nondeductible contribution to an IRA you must report the amount of the nondeductible contribution to the IRS as a part of your tax return for the year.

     5. DISTRIBUTIONS

     (a) Required Distributions. Distribution of your IRA must be made or begin no later than April 1 of the calendar year following the calendar year in which you attain age 70 1/2. A distribution may be made at once in a lump sum, or it may be made in installments. Installment payments must be made over a period not exceeding your life expectancy (as determined annually), or the joint life and last survivor expectancy of you and the beneficiary you designate (as redetermined annually, if that beneficiary is your spouse).

                                      IRA-3

     If you die before the entire interest is distributed to you, but after distribution to you has begun, your entire annuity must be distributed to your beneficiary at least as rapidly as your annuity was being distributed prior to your death. If you die before you begin to receive distributions from your annuity and if you have a designated beneficiary, distribution to your beneficiary must be made over a period not exceeding the greater of the beneficiary's life expectancy or five years after your death; if you have no designated beneficiary, distribution must be completed within five years of your death. Distributions upon your death must begin within one year following your death or, if your beneficiary is your spouse, no later than the date on which you would have attained age 70 1/2 (if later). If following your death before distributions have begun, your spouse also dies, immediate distribution must begin to be made to your spouse's beneficiary, if any, over a period no longer than that person's life expectancy, or if your spouse has not designated a beneficiary, full payment must be made to your spouse's estate within five years.

On January 12, 2001, the IRS issued new proposed regulations that simplify the required distribution rules described above. Please consult your tax advisor as to their applicability to your particular circumstances.

     (b) IRA Distributions. Because nondeductible IRA contributions are made using income which has already been taxed (that is, they are not deductible contributions), the portion of the IRA distributions consisting of nondeductible contributions will not be taxed again when received by you. If you make any nondeductible IRA contributions, each distribution from your IRAs will consist of a nontaxable portion (return of nondeductible contributions) and a taxable portion (return of deductible contributions, if any, and account earnings).

     Thus, you may not take a distribution which is entirely tax-free. The following formula is used to determine the nontaxable portion of your distributions for a taxable year.

Remaining Nondeductible contributions
---------------------------------------------       Total distributions          Nontaxable distributions
Year-end total IRA balances                     X   (for the year)           =   (for the year)

     To figure the year-end total IRA balance, you must treat all of your IRAs as a single IRA (other than Roth IRAs). This includes all regular IRAs, as well as Simplified Employee Pension (SEP) IRAs, SIMPLE IRAs, and Rollover IRAs. You also add back the distributions taken during the year.

     Even if you withdrew all of the money in your IRA in a lump sum, you will not be entitled to use any form of income averaging to reduce the federal income tax on your distribution. Also, no portion of your distribution is taxable as a capital gain.

     (c) Withholding. Unless you elect not to have withholding apply, a 10% federal income tax will be withheld from your IRA distributions. If payments are delivered to foreign countries, however, tax will, generally, be withheld at a 10% rate unless you certify to the Custodian that you are not a U.S. citizen residing abroad or a "tax avoidance expatriate" as defined in the Internal Revenue Code (Section 877).

     6. PENALTIES

     (a) Excess Contributions. If at the end of any taxable year your IRA contributions (other than rollovers or transfers) exceed the maximum allowable (deductible and nondeductible) amount for that year, this excess contribution amount will be subject to a nondeductible 6% excise (penalty) tax. However, if you withdraw the excess contribution, plus any earnings on it, before the due date for filing your federal income tax return for the year (including extensions), the excess contribution will not be subject to the 6% penalty tax. The amount of the excess contribution withdrawn will not be considered a premature distribution, but the earnings withdrawn will be taxable income to you and may be subject to an additional 10% tax on premature distributions. Alternatively, excess contributions for one year may be carried forward as IRA contributions in the next year to the extent that the excess, when aggregated with your IRA contribution (if any) for the subsequent year, does not exceed the maximum allowable (deductible and nondeductible) amount for that year. The 6% excise tax will be imposed on excess contributions in each year they are neither returned nor applied as contributions.

     (b) Early Distributions. Since the purpose of an IRA is to accumulate funds for retirement, your receipt or use of any portion of your IRA before you attain age 59 1/2 constitutes an early distribution unless the distribution occurs in the event of your death or disability or is part of a series of substantially equal periodic payments made over your life expectancy (as determined from tables in the income tax regulations) or the joint life expectancies of you and your beneficiary or is used to pay certain medical expenses or is used for

                                      IRA-4
certain qualified first-time homebuyer expenses or certain qualified higher education expenses. The amount of an early distribution (excluding the nondeductible contribution included therein) is includable in your gross income and is subject to a 10% penalty tax on the amount of the early distribution unless you transfer it to another IRA as a qualifying rollover contribution. If you transfer, rollover or convert a regular IRA into a Roth IRA, the 10% penalty tax will not apply, but the distribution is taxable income. (If you converted a regular IRA into a Roth IRA in 1998, the additional tax liability will be spread over four years (1998, 1999, 2000, and 2001), unless you elected to pay the entire amount when you filed your 1998 federal income tax return.

     (c) Minimum Distributions. If the minimum distribution rules described in 5a apply to a recipient of distributions and if the amount distributed during a calendar year is less than the minimum amount required to be distributed, the recipient will be subject to a penalty tax equal to 50% of the difference between the amount required to be distributed and the amount actually distributed.

     (d) Excess Distributions. The 15% excise tax on excess distributions has been repealed for excess distributions received after December 31, 1996. The 15% excise tax on excess retirement accumulations has been repealed for estates of decedents dying after December 31, 1996.

     (e) Prohibited Transactions. If the policyowner or the beneficiary engage in any prohibited transaction (such as any sale, exchange or leasing of any property between the Policyowner and the annuity, or any interference with the independent status of the annuity), the annuity will lose its tax exemption and be treated as having been distributed to the policyowner. The value of the entire annuity (excluding the non-deductible contribution included therein) will be includable in your gross income; if at the time of the prohibited transaction the policyowner is under age 59 1/2, the policyowner will also be subject to the 10% penalty tax on early distributions.

     (f) Overstatement of Non-deductible Contributions. If you overstate your non-deductible IRA contributions on your federal income tax return (without reasonable cause) you may be subject to a $100 penalty and a $50 penalty for failure to file any form required by the IRS to report non-deductible contributions (in addition to any generally applicable tax, interest, and penalties to which you may be liable if you understate income upon receiving a distribution from your account. See paragraph 5(b) of this Disclosure Statement and IRS Form 8606.)

     7. FEDERAL ESTATE AND GIFT TAXES

     Any amount distributed from your IRA upon your death may be subject to federal estate and gift taxes.

     8. OTHER INFORMATION

     (a) Tax Reporting. You need not file Treasury Form 5329 with the Internal Revenue Service unless during the taxable year there is an excess contribution to, premature distribution from, or insufficient distribution from your IRA. You must report contributions to, and distributions from your IRA (including the year end aggregate account balance of all IRAs) on your federal income tax return for the year. You must designate on the return how much of your annual contribution is deductible and how much is nondeductible.

     (b) IRS Approval. This Individual Retirement Annuity has been approved as to form by the Internal Revenue Service. Such approval is a determination only as to the form of the annuity and does not represent a determination of the merits of such annuity.

     (c) Custodian. The Trustee or Custodian of an IRA must be either a bank or such other person who has been approved by the Secretary of the Treasury.

     (d) Vesting. Your interest in your IRA must be nonforfeitable at all times.

     (e) State Tax Law. You should consult your tax adviser about any state tax consequences of your IRA; you should be aware that some of these laws may differ from Federal tax law governing IRAs.

                                      IRA-5

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                                            [NEW YORK LIFE LOGO]

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                       ROTH INDIVIDUAL RETIREMENT ANNUITY

                              DISCLOSURE STATEMENT

     The following information is being provided to you, the policyowner, in accordance with the requirements of the Internal Revenue Service. This disclosure includes non-technical explanation of some of the requirements applicable to Roth Individual Retirement Annuities (Roth IRAs). The information provided applies to contributions made and distributions received on and after January 1, 1998.

     1. REVOCATION OF YOUR ROTH IRA

     You may revoke your Roth IRA at anytime within seven days after it is established by mailing or delivering a written notice of revocation to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, Room 452, New York, NY 10010. Any notice of revocation will be deemed mailed on the date of postmark (or if sent be certified or registered mail, the date of certification or registration) if it is deposited in the U.S. Postal Service in an envelope, or other appropriate wrapper, first-class postage prepaid, properly addressed. Upon revocation, you will be entitled to a full refund of your entire Roth IRA without any adjustments (for items such as administrative expenses, fees, or fluctuation in market value).

     2. CONTRIBUTIONS

     (a) Regular Roth IRA. The policyowner may make periodic contributions to a Roth IRA in any amount up to the contribution limit described in Section 3 (Deductibility of Contributions). All contributions to your Roth IRA must be made in cash. Contributions for a taxable year must be made no later than April 15 of the following year.

     (b) Rollover Roth IRA. A rollover contribution by the policyowner shall be a nonperiodic deposit in cash, with respect to which contribution the policyowner warrants that 1) the entire amount rolled over is attributable to a distribution from a regular Individual Retirement Annuity (a "regular IRA") or another Roth IRA which meets the requirements of Code Section 408(d)(3); 2) within one (1) year of receiving such distribution, the policyowner did not receive another distribution which constituted a "rollover" of a Roth IRA to another Roth IRA; and 3) the contribution as made satisfies all the requirements for Roth IRA rollover contributions as set forth under the Internal Revenue Code "Code".

     Strict limitations apply to rollovers, and you should seek competent tax advice in order to comply with all the rules governing rollovers.

     (c) Transfers and Conversions. The policyowner may make an initial or subsequent contribution hereunder, provided that your Modified Adjusted Gross Income (MAGI) does not exceed $100,000 during the year of such transfer and you do not file your income tax return as married filing separately, by directing a Trustee of an existing regular IRA to directly transfer an amount in cash from or, if permitted by the Trustee, to convert, such regular IRA into this Roth IRA. The policyowner may also direct a Trustee of an existing Roth IRA to directly transfer an amount in cash from an existing Roth IRA to the Trustee of this Roth IRA without regard to such income or return filing limitations.

     (d) Tax Consequences of Rollovers and Transfers. A rollover, transfer, or conversion of a regular IRA to a Roth IRA is permitted if your MAGI does not exceed $100,000 and you do not file your income tax return as married filing separately. Such a rollover, transfer, or conversion will be treated as a taxable distribution of the regular IRA, but the 10% excise tax on early distributions will not apply. For such rollovers, transfers, and conversions of regular IRAs into Roth IRAs during 1998, a special rule applies and any amount required to be so included in taxable income will be included ratably over 1998, 1999, 2000, and 2001.

     (e) Responsibility of the policyowner. If the policyowner contemplates future periodic contributions, rollovers, or transfers to the Roth IRA, such contributions, rollovers, or transfers must be made in accordance with the appropriate sections of the Code. It is the policyowner's full and sole responsibility to determine the tax deductibility of all contributions, and to make such contributions in accordance with the Code. New York Life Insurance and Annuity Corporation (NYLIAC) and its employees are not permitted to provide tax advice, and assume no liability for the tax consequences of any contribution to, or distribution from, the Roth IRA.

                                    ROTH IRA-1

     3. DEDUCTIBILITY OF CONTRIBUTIONS

     (a) Eligibility. Under the law, you may make a contribution of up to the lesser of $2,000 or 100% of compensation, reduced by the amount of contributions you make to any other regular IRA (except Education IRAs) or Roth IRA for the taxable year, provided that if your MAGI is above the specified level, the amount of the contribution you may make to a Roth IRA is phased down and eventually eliminated. Contributions to a Roth IRA are not deductible for income tax purposes.

     (b) Modified Adjusted Gross Income (MAGI). You must look at your Modified Adjusted Gross Income for the year (if you and your spouse file a joint tax return, use your combined MAGI) to determine whether you can make a Roth IRA contribution. Your tax return will show you how to calculate your MAGI for this purpose, except that you should disregard any income resulting from a taxable rollover, transfer, or conversion of a regular IRA to a Roth IRA. Only if you are at or below a certain MAGI level, called the Threshold Level, can you make a contribution to a Roth IRA.

     If you are single, your MAGI Threshold Level is $95,000. The Threshold Level if you are married and file a joint tax return is $150,000, and if you are married but file a separate tax return, the Threshold Level is $0.

     If your MAGI is less than $15,000 ($10,000 in the case of a joint return) above your Threshold Level, you will still be able to make a Roth IRA contribution, but it will be limited in amount. The amount by which your MAGI exceeds your Threshold Level (MAGI minus the Threshold Level) is called your Excess MAGI. The maximum allowable contribution is $2,000. You can calculate your contribution limit as follows:

     $15,000 ($10,000 in the case) - Excess
            (of a joint return) MAGI                   Maximum
-----------------------------------------------    X   Allowable          =   Contribution Limit
         $15,000 ($10,000 in the case)                 Contribution
              (of a joint return)

     You must round up the result to the next highest $10 level (the next highest number which ends in zero). For example, if the result is $1,525, you must round it up to $1,530. If the final result is below $200 but above zero, your contribution limit is $200. Your contribution limit cannot, in any event, exceed 100% of your compensation.

     The maximum contribution you and your spouse may make to all your IRAs in the aggregate, including Roth IRAs, is the lesser of 100% of your combined compensation or $4,000 annually ($2,000 individually).

     (c) Deductions.  No deduction is allowed for Roth IRA contributions.

     (d) Compensation. For purposes of determining allowable contributions, the term "Compensation" includes all earned income, including net earnings from self employment and alimony or separate maintenance payments received and includible in your gross income, but does not include deferred compensation or any amount received as a pension or annuity.

     4. DISTRIBUTIONS

     (a) Required Distributions After Death. If you die before the entire interest is distributed to you, but after distribution to you from your Roth IRA has begun, your entire annuity must be distributed to your beneficiary at least as rapidly as your annuity was being distributed prior to your death. If you die before you begin to receive distributions from your annuity and if you have a designated beneficiary, distribution to your beneficiary must be made over a period not exceeding the greater of the beneficiary's life expectancy or five years after your death; if you have no designated beneficiary, distribution must be completed within five years of your death. Distributions upon your death must begin within one year following your death or, if your beneficiary is your spouse, no later than the date on which you would have attained age 70 1/2 (if later). If following your death before distributions have begun, your spouse also dies, immediate distribution must begin to be made to your spouse's beneficiary, if any, over a period no longer than that person's life expectancy, or if your spouse has not designated a beneficiary, full payment must be made to your spouse's estate within five years.

                                    ROTH IRA-2

On January 12, 2001 the IRS issued new proposed regulations that simplify the required distribution rules described above. Please consult your tax advisor as to their applicability to your particular circumstances.

     (b) Roth IRA Distributions

          (i) Qualifying nontaxable distributions.

     A distribution from your Roth IRA will not be includible in your gross income if it is:

          (a) made on or after the date you attain age 59 1/2

          (b) made after you die or become disabled, or

          (c) made as a qualified first time homebuyer distribution

     and is made after the five taxable year period beginning with the first taxable year in which you or your spouse made a contribution to a Roth IRA, or, in the case of a rollover from a regular IRA to a Roth IRA, after the five taxable year period beginning with the taxable year of the rollover.

     Distributions meeting these requirements are known as "qualified distributions".

          (ii) Other distributions partly taxable.

          If a distribution from your Roth IRA does not meet the requirements of a qualified distribution as described in (i), then the distribution will be treated first as a return of nontaxable Roth IRA contributions, and second, after all such contributions have been returned, as distributions of taxable earnings, which in addition to income tax may be subject to the 10% penalty tax on early distributions, as discussed below.

          In addition, you will not be entitled to use any form of income averaging to reduce the federal income tax on the taxable portion of your distribution. Also, no portion of your distribution is taxable as a capital gain.

     (c) Withholding. Unless you elect not to have withholding apply, federal income tax will be withheld from any taxable portion of your Roth IRA distributions. If payments are delivered to foreign countries, however, tax will, generally, be withheld at a 10% rate unless you certify to the Trustee that you are not a U.S. citizen residing abroad or a "tax avoidance expatriate" as defined in the Internal Revenue Code Section 877.

     5. PENALTIES

     (a) Excess Contributions. If at the end of any taxable year your Roth IRA contributions (other than rollovers or transfers) exceed the maximum allowable annuity for that year, this excess contribution amount will be subject to a nondeductible 6% excise (penalty) tax. However, if you withdraw the excess contribution, plus any earnings on it, before the due date for filing your federal income tax return for the year (including extensions), the excess contribution will not be subject to the 6% penalty tax. The amount of the excess contribution withdrawn will not be considered a premature distribution, but the earnings withdrawn will be taxable income to you. Alternatively, excess contributions for one year may be carried forward as Roth IRA contributions in the next year to the extent that the excess, when aggregated with your Roth IRA contributions (if any) for the subsequent year, does not exceed the maximum allowable amount for that year. The 6% excise tax will be imposed on excess contributions in each year they are neither returned nor applied as contributions.

     (b) Early Distributions. Since the purpose of a Roth IRA is to accumulate funds for retirement, your receipt or use of any portion of your Roth IRA account (for example, as collateral for a loan) which is not a qualified distribution before you attain age 59 1/2, to the extent it is taxable to you as described above, constitutes an early distribution unless the distribution is a result of death or disability, or is part of a series of substantially equal periodic payments made over your life expectancy (as determined from tables in the income tax regulations) or the joint life expectancies of you and your beneficiary, is used to pay certain medical expenses, or is used for certain qualified first-time homebuyer expenses, or certain qualified higher education expenses. The amount of an early distribution which is not a qualified distribution and is not a return of previous Roth IRA contributions is includible in your gross income and is subject to a 10% penalty

                                    ROTH IRA-3
tax on the amount of the early distribution unless you transfer it to another Roth IRA as a qualifying rollover contribution.

     (c) Minimum Distributions. If the minimum distribution rules described in 4(a) apply to a recipient of distributions and if the amount distributed during a calendar year is less than the minimum amount required to be distributed, the recipient will be subject to a penalty tax equal to 50% of the difference between the amount required to be distributed and the amount actually distributed.

     (d) Prohibited Transactions. If you or your beneficiary engage in any prohibited transaction (such as any sale, exchange or leasing of any property between you and the annuity, or any interference with the independent status of the annuity), the annuity will lose its tax exemption and be treated as having been distributed to you. The value of the entire annuity (excluding the nondeductible contributions included therein) will be includible in your gross income; if at the time of the prohibited transaction you are under age 59 1/2 you will also be subject to the 10% penalty tax on early distributions.

     6. FEDERAL ESTATE GIFT TAXES

     Any amount distributed from your Roth IRA upon your death may be subject to federal estate and gift taxes.

     7. OTHER INFORMATION

     (a) Tax Reporting. You need not file Treasury Form 5329 with the Internal Revenue Service unless during the taxable year there is an excess contribution to, or premature distribution from, your Roth IRA. You must report distributions from your Roth IRA on your federal income tax return for the year.

     (b) IRS Approval. This Roth IRA plan has not been approved as to form by the Internal Revenue Service. Approval by the IRS of the Roth IRA plan is a determination only as to the form of the annuity and does not represent a determination of the merits of such annuity.

     (c) Vesting. Your interest in your Roth IRA must be nonforfeitable at all times.

                                    ROTH IRA-4

                      STATEMENT OF ADDITIONAL INFORMATION

                                  MAY 1, 2001
                                      FOR

                  NEW YORK LIFE LIFESTAGES(R) VARIABLE ANNUITY
                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

     This Statement of Additional Information ("SAI") is not a prospectus. The SAI contains information that expands upon subjects discussed in the current New York Life LifeStages(R) Variable Annuity Prospectus. You should read the SAI in conjunction with the current New York Life LifeStages(R) Variable Annuity Prospectus dated May 1, 2001. You may obtain a copy of the Prospectus by calling New York Life Insurance and Annuity Corporation ("NYLIAC") at (800) 598-2019 or writing to NYLIAC at 51 Madison Avenue, Room 452, New York, New York 10010. Terms used but not defined in this SAI have the same meaning as in the current New York Life LifeStages(R) Variable Annuity Prospectus.

                               TABLE OF CONTENTS*

                                                              PAGE
                                                              ----
THE POLICIES (19)...........................................     2
     Valuation of Accumulation Units (26)...................     2
INVESTMENT PERFORMANCE CALCULATIONS.........................     2
     MainStay VP Cash Management Investment Division........     2
     MainStay VP Government, MainStay VP High Yield
       Corporate Bond and MainStay VP Bond Investment
       Division Yields......................................     3
     Average Annual Total Return............................     3
ANNUITY PAYMENTS............................................     4
GENERAL MATTERS.............................................     4
FEDERAL TAX MATTERS (37)....................................     4
     Taxation of New York Life Insurance and Annuity
       Corporation..........................................     4
     Tax Status of the Policies.............................     5
DISTRIBUTOR OF THE POLICIES.................................     5
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................     6
STATE REGULATION............................................     6
RECORDS AND REPORTS.........................................     6
LEGAL PROCEEDINGS...........................................     6
EXPERTS.....................................................     6
OTHER INFORMATION...........................................     6
FINANCIAL STATEMENTS........................................   F-1

------------
* (Numbers in parentheses refer to page numbers of corresponding sections of the current New York Life LifeStages(R) Variable Annuity Prospectus.)

                                  THE POLICIES

     The following provides additional information about the policies and supplements the description in the Prospectus.

     VALUATION OF ACCUMULATION UNITS

     Accumulation Units are valued separately for each Investment Division of the Separate Account. The method used for valuing Accumulation Units in each Investment Division is the same. We arbitrarily set the value of each Accumulation Unit as of the date operations began for the Investment Division. Thereafter, the value of an Accumulation Unit of an Investment Division for any Business Day equals the value of an Accumulation Unit in that Investment Division as of the immediately preceding Business Day multiplied by the "Net Investment Factor" for that Investment Division for the current Business Day.

     We determine the Net Investment Factor for each Investment Division for any period from the close of the preceding Business Day to the close of the current Business Day (the "Valuation Period") is determined by the following formula:

                                    (a/b)-c
Where: a= the result of:

             (1) the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined at the end of the current Valuation Period, plus

             (2) the per share amount of any dividend or capital gain
                 distribution made by the Eligible Portfolio for shares held in the Investment Division if the "ex-dividend" date occurs during the current Valuation Period;

          b= is the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined as of the end of the immediately preceding Valuation Period; and

          c= is a factor representing the charges deducted from the applicable Investment Division on a daily basis. Such factor is equal, on an annual basis, to 1.40% of the average daily net asset value of the Separate Account. (See "Charges and Deductions -- Other Charges" at page 29 of the Prospectus.)

     The Net Investment Factor may be greater or less than one. Therefore, the value of an Accumulation Unit in an Investment Division may increase or decrease from Valuation Period to Valuation Period.

                      INVESTMENT PERFORMANCE CALCULATIONS

     MAINSTAY VP CASH MANAGEMENT INVESTMENT DIVISION

     NYLIAC calculates the MainStay VP Cash Management Investment Division's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the MainStay VP Cash Management Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one unit of the MainStay VP Cash Management Investment Division at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for the administration fee and the mortality and expense risk charge and income and expenses accrued during the period. Because of these deductions, the yield for the MainStay VP Cash Management Division will be lower than the yield for the MainStay VP Cash Management Portfolio.

     NYLIAC also calculates the effective yield of the MainStay VP Cash Management Investment Division for the same seven-day period on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

     The yield on amounts held in the MainStay VP Cash Management Investment Division normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The MainStay VP Cash Management Investment Division's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the MainStay VP Cash Management Portfolio, the types and quality of portfolio securities held by the MainStay VP Cash Management Portfolio, and its operating expenses.

    MAINSTAY VP GOVERNMENT, MAINSTAY VP HIGH YIELD CORPORATE BOND AND MAINSTAY VP BOND INVESTMENT DIVISION YIELDS

     The current annualized yield of the MainStay VP Government, MainStay VP High Yield Corporate Bond and MainStay VP Bond Investment Divisions refers to the income generated by these Investment Divisions over a specified 30-day period. Because the yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. We compute the yield by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

                            YIELD = 2[(a-b+1)(6)-1]
                                       ---
                                        cd

Where: a = net investment income earned during the period by the Portfolio attributable to shares owned by the MainStay VP Government, MainStay VP High Yield Corporate Bond or MainStay VP Bond Investment Division.

         b = expenses accrued for the period (net of reimbursements).

         c = the average daily number of accumulation units outstanding during the period.

         d = the maximum offering price per accumulation unit on the last day of the period.

     Accrued expenses will include all recurring fees that are charged to all policy owner accounts. The yield calculations do not reflect the effect of any surrender charges that may be applicable to a particular policy. Surrender charges range from 7% to 0% of the premium payments withdrawn depending on the elapsed time since the relevant premium payment was made.

     Because of the charges and deductions imposed by the Separate Account the yield for the Investment Divisions will be lower than the yield for the corresponding Portfolio of the Fund. The yield on amounts held in the Investment Divisions normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The MainStay VP Government, MainStay VP High Yield Corporate Bond or MainStay VP Bond Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the MainStay VP Government, MainStay VP High Yield Corporate Bond and MainStay VP Bond Portfolios of the Fund and their operating expenses.

     AVERAGE ANNUAL TOTAL RETURN. Average annual total return quotations for the Investment Divisions are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                P(1+T)(n) = ERV

Where: P = a hypothetical initial payment of $1,000.

       T = average annual total return.

       n = number of years.

     ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten-year period or the inception date, at the end of the one, five or ten-year period (or fractional portion thereof).

     All total return figures are prepared under methods the SEC requires when advertising performance information. For periods beginning on or after the dates when the Investment Divisions started operations, the average annual total return (if surrendered) figures may be referred to as "standardized" performance. For periods before the dates when the Investment Divisions started operations, the figures are considered "non-standardized". The average annual total return (no surrender) figures are all considered "non-standardized".

     Performance data for the Investment Divisions may be compared, in advertisements, sales literature and reports to shareholders, to: (i) the investment returns on various mutual funds, stocks, bonds, certificates of deposit, tax free bonds, or common stock and bond indexes; and (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria.

     Reports and promotional literature may also contain the ratings New York Life and NYLIAC have received from independent rating agencies. New York Life and NYLIAC are among only a few companies that have consistently received among the highest possible ratings from the four major independent rating companies for financial strength and stability: A.M. Best, Fitch, Moody's and Standard and Poor's. However, neither New York Life nor NYLIAC guarantees the investment performance of the Investment Divisions.

                                ANNUITY PAYMENTS

     We will make equal annuity payments each month under the Life Income Payment Option during the lifetime of the Annuitant. Once payments begin, they do not change and are guaranteed for 10 years even if the Annuitant dies sooner. If the Annuitant dies before all guaranteed payments have been made, the rest will be made to the Beneficiary. We may require that the payee submit proof of the Annuitant's survivorship as a condition for future payments beyond the 10-year guaranteed payment period.

     On the Annuity Commencement Date, we will determine the Accumulation Value of your policy and use that value to calculate the amount of each annuity payment. We determine each annuity payment by applying the Accumulation Value, less any premium taxes, to the annuity factors specified in the annuity table set forth in the policy. Those factors are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Policies and other employer-sponsored retirement plans, such classification is not permitted), date of application and age of the Annuitant. The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor from the table to compute the amount of each monthly annuity payment.

                                GENERAL MATTERS

     NON-PARTICIPATING. The policies are non-participating. Dividends are not paid.

     MISSTATEMENT OF AGE OR SEX. If the Annuitant's stated age and/or sex in the policy are incorrect, NYLIAC will change the benefits payable to those which the premium payments would have purchased for the correct age and sex. Sex is not a factor when annuity benefits are based on unisex annuity payment rate tables. (See "Income Payments--Election of Income Payment Options" at page 34 of the Prospectus.) If we made payments based on incorrect age or sex, we will increase or reduce a later payment or payments to adjust for the error. Any adjustment will include interest, at 3.5% per year, from the date of the wrong payment to the date the adjustment is made.

     ASSIGNMENTS. If permitted by the plan or by law for the plan indicated in the application for the policy, you may assign a Non-Qualified Policy or any interest in it prior to the Annuity Commencement Date and during the Annuitant's lifetime. NYLIAC will not be deemed to know of an assignment unless it receives a copy of a duly executed instrument evidencing such assignment. Further, NYLIAC assumes no responsibility for the validity of any assignment. (See "Federal Tax Matters--Taxation of Annuities in General" at page 37 of the Prospectus.)

     MODIFICATION. NYLIAC may not modify the policy without your consent except to make the policy meet the requirements of the Investment Company Act of 1940, or to make the policy comply with any changes in the Internal Revenue Code or as required by the Code in order to continue treatment of the policy as an annuity, or by any other applicable law.

     INCONTESTABILITY. We rely on statements made in the application. They are representations, not warranties. We will not contest the policy after it has been in force during the lifetime of the Annuitant for two years from the Policy Date.

                              FEDERAL TAX MATTERS

     TAXATION OF NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     NYLIAC is taxed as a life insurance company. Because the Separate Account is not an entity separate from NYLIAC, and its operations form a part of NYLIAC, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized net capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the Accumulation Value. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the policy. Under existing federal income tax law, NYLIAC believes that Separate Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the reserves under the policy.

     TAX STATUS OF THE POLICIES

     Section 817(h) of the Code requires that the investments of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the policies to qualify as annuity contracts under Section 72 of the Code. The Separate Account intends to comply with the diversification requirements prescribed by the Treasury under Treasury Regulation Section 1.817-5.

     To comply with regulations under Section 817(h) of the Code, the Separate Account is required to diversify its investments, so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

     Although the Treasury Department has issued regulations on the diversification requirements, such regulations do not provide guidance concerning the extent to which policy owners may direct their investments to particular subaccounts of a separate account, or the permitted number of such subaccounts. It is unclear whether additional guidance in this regard will be issued in the future. It is possible that if such guidance is issued, the policy may need to be modified to comply with such additional guidance. For these reasons, NYLIAC reserves the right to modify the Policy as necessary to attempt to prevent the policy owner from being considered the owner of the assets of the Separate Account or otherwise to qualify the policy for favorable tax treatment.

     The Code also requires that non-qualified annuity contracts contain specific provisions for distribution of the policy proceeds upon the death of any policy owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that (a) if any policy owner dies on or after the Annuity Commencement Date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the policy owner's death; and (b) if any policy owner dies before the Annuity Commencement Date, the entire interest in the policy must generally be distributed within 5 years after the policy owner's date of death. These requirements will be considered satisfied if the entire interest of the policy is used to purchase an immediate annuity under which payments will begin within one year of the policy owner's death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is the policy owner's surviving spouse, the policy may be continued with the surviving spouse as the new policy owner. If the policy owner is not a natural person, these "death of Owner" rules apply when the primary Annuitant is changed. Non-Qualified Policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in these policies satisfy all such Code requirements. The provisions contained in these policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

     Withholding of federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies NYLIAC of that election. Different rules may apply to United States citizens or expatriates living abroad. In addition, some states have enacted legislation requiring withholding.

     Even if a recipient elects no withholding, special rules may require NYLIAC to disregard the recipient's election if the recipient fails to supply NYLIAC with a "TIN" or taxpayer identification number (social security number for individuals) or if the Internal Revenue Service notifies NYLIAC that the TIN provided by the recipient is incorrect.

                          DISTRIBUTOR OF THE POLICIES

     NYLIFE Distributors Inc. ("NYLIFE Distributors"), is the principal underwriter and distributor of the policies. It is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. NYLIFE Distributors is an indirect wholly-owned subsidiary of New York Life. The maximum commission typically paid to broker-dealers who have entered into dealer agreements with NYLIFE Distributors is 6.25%. A portion of this amount will be paid as commissions to registered representatives.

     For the years ended December 31, 1998, 1999 and 2000, NYLIAC paid commissions of $50,924,191, $49,580,734 and $64,378,332, respectively, none of which was retained by NYLIFE Distributors.

     The policies are sold and premium payments are accepted on a continuous basis.

                     SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

     NYLIAC holds title to assets of the Separate Account. The assets are kept physically segregated and held separate and apart from NYLIAC's general corporate assets. Records are maintained of all purchases and redemptions of Eligible Portfolio shares held by each of the Investment Divisions.

                                STATE REGULATION

     NYLIAC is a stock life insurance company organized under the laws of Delaware, and is subject to regulation by the Delaware State Insurance Department. We file an annual statement with the Delaware Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of NYLIAC as of December 31 of the preceding calendar year. Periodically, the Delaware Commissioner of Insurance examines the financial condition of NYLIAC, including the liabilities and reserves of the Separate Account.

     In addition, NYLIAC is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the policies will be modified accordingly.

                              RECORDS AND REPORTS

     NYLIAC maintains all records and accounts relating to the Separate Account. As presently required by the federal securities laws, NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation.

                               LEGAL PROCEEDINGS

     NYLIAC is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities, employment and benefits, and/or other operations, including actions involving retail sales practices. Most of these actions also seek substantial or unspecified compensatory and punitive damages. NYLIAC is also from time to time involved as a party in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

                                    EXPERTS

     The financial statements of NYLIAC as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 included in this Statement of Additional Information have been so included in reliance on the report (which includes an explanatory paragraph relating to a change in its method of accounting for the cost of computer software developed or obtained for internal use as described in Note 2 to the financial statements) of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

     The financial statements of the Separate Account as of December 31, 2000 and for the year then ended included in this Statement of Additional Information have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                               OTHER INFORMATION

     NYLIAC filed a registration statement with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in the Prospectus and this Statement of Additional Information. We have not included all of the information set forth in the registration statement, amendments and exhibits to the registration statement in the Prospectus and this Statement of Additional Information. We intend the statements contained in the Prospectus and this Statement of Additional Information concerning the content of the policies and other legal instruments to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission. The omitted information may be obtained at the principal offices of the Securities and Exchange Commission in Washington, D.C., upon payment of prescribed fees, or through the Commission's website at www.sec.gov.

                              FINANCIAL STATEMENTS

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                              FINANCIAL STATEMENTS

            SERIES I POLICIES:               LifeStages(R) Variable Annuity
                                             LifeStages(R) Flexible Premium Variable
                                             Annuity
                                             MainStay Plus Variable Annuity

            SERIES II POLICIES:              LifeStages(R) Access Variable Annuity
                                             MainStay Access Variable Annuity

            SERIES III POLICIES:             LifeStages(R) Premium Plus Variable
                                             Annuity
                                             MainStay Premium Plus Variable Annuity

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2000

                                                               MAINSTAY VP      MAINSTAY VP
                                                                 CAPITAL            CASH         MAINSTAY VP
                                                               APPRECIATION      MANAGEMENT      CONVERTIBLE
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $754,263,816     $172,033,903     $127,835,632

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation
    for mortality and expense risk and administrative
    charges.................................................      2,388,805          575,883          439,507
                                                               ------------     ------------     ------------
      Total equity..........................................   $751,875,011     $171,458,020     $127,396,125
                                                               ============     ============     ============
TOTAL EQUITY REPRESENTED BY:
  Equity of Policyowners:
    Series I Policies.......................................   $748,886,857     $164,642,541     $119,425,904
    Series II Policies......................................      1,170,968        4,180,424        1,356,259
    Series III Policies.....................................      1,817,186        2,635,055          703,258
  Equity of New York Life Insurance and
    Annuity Corporation.....................................             --               --        5,910,704
                                                               ------------     ------------     ------------
      Total equity..........................................   $751,875,011     $171,458,020     $127,396,125
                                                               ============     ============     ============
    Series I accumulation unit value........................   $      25.14     $       1.24     $      15.92
                                                               ============     ============     ============
    Series II accumulation unit value.......................   $       9.48     $       1.03     $       9.04
                                                               ============     ============     ============
    Series III accumulation unit value......................   $       8.67     $       1.02     $       8.67
                                                               ============     ============     ============
Identified Cost of Investment...............................   $737,705,549     $172,034,163     $145,245,405
                                                               ============     ============     ============

                                                                                MAINSTAY VP      MAINSTAY VP
                                                                                  AMERICAN         DREYFUS
                                                               MAINSTAY VP        CENTURY           LARGE
                                                                 INDEXED           INCOME          COMPANY
                                                                  EQUITY          & GROWTH          VALUE
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $760,983,980     $ 61,019,562     $ 38,273,413

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation
    for mortality and expense risk and administrative
    charges.................................................      2,562,472          202,787          126,380
                                                               ------------     ------------     ------------
      Total equity..........................................   $758,421,508     $ 60,816,775     $ 38,147,033
                                                               ============     ============     ============
TOTAL EQUITY REPRESENTED BY:
  Equity of Policyowners:
    Series I Policies.......................................   $755,167,344     $ 49,361,705     $ 26,553,331
    Series II Policies......................................      1,266,489          154,311          177,674
    Series III Policies.....................................      1,987,675          217,889          147,014
  Equity of New York Life Insurance and
    Annuity Corporation.....................................             --       11,082,870       11,269,014
                                                               ------------     ------------     ------------
      Total equity..........................................   $758,421,508     $ 60,816,775     $ 38,147,033
                                                               ============     ============     ============
    Series I accumulation unit value........................   $      24.68     $      11.08     $      11.27
                                                               ============     ============     ============
    Series II accumulation unit value.......................   $       9.40     $       9.21     $      10.49
                                                               ============     ============     ============
    Series III accumulation unit value......................   $       9.16     $       9.05     $      10.37
                                                               ============     ============     ============
Identified Cost of Investment...............................   $717,139,693     $ 60,310,668     $ 35,137,604
                                                               ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                                        MAINSTAY VP
     MAINSTAY VP       HIGH YIELD     INTERNATIONAL        TOTAL         MAINSTAY VP      MAINSTAY VP         GROWTH
      GOVERNMENT     CORPORATE BOND       EQUITY           RETURN           VALUE             BOND            EQUITY
    -----------------------------------------------------------------------------------------------------------------
     $ 60,294,532     $377,347,073     $ 24,098,260     $343,014,236     $169,613,329     $ 86,387,815     $423,988,971

          190,975        1,293,005           80,995        1,128,348          594,181          305,099        1,386,992
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $ 60,103,557     $376,054,068     $ 24,017,265     $341,885,888     $169,019,148     $ 86,082,716     $422,601,979
     ============     ============     ============     ============     ============     ============     ============
     $ 59,775,310     $374,763,656     $ 23,737,146     $338,660,623     $168,710,892     $ 85,727,933     $419,759,357
          280,832          792,794          168,911        2,730,297          238,832          166,629        1,300,233
           47,415          497,618          111,208          494,968           69,424          188,154        1,542,389
               --               --               --               --               --               --               --
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $ 60,103,557     $376,054,068     $ 24,017,265     $341,885,888     $169,019,148     $ 86,082,716     $422,601,979
     ============     ============     ============     ============     ============     ============     ============
     $      13.26     $      14.59     $      15.26     $      19.89     $      18.82     $      13.01     $      26.71
     ============     ============     ============     ============     ============     ============     ============
     $      10.60     $       9.29     $       9.35     $       9.20     $      11.04     $      10.62     $       9.37
     ============     ============     ============     ============     ============     ============     ============
     $      10.49     $       9.15     $       9.40     $       8.82     $      10.57     $      10.43     $       9.44
     ============     ============     ============     ============     ============     ============     ============
     $ 61,129,376     $490,580,407     $ 26,353,437     $327,729,694     $164,681,293     $ 91,205,869     $432,551,246
     ============     ============     ============     ============     ============     ============     ============

     MAINSTAY VP      MAINSTAY VP
     EAGLE ASSET          LORD            ALGER
      MANAGEMENT         ABBETT          AMERICAN         CALVERT          FIDELITY         FIDELITY       JANUS ASPEN
        GROWTH         DEVELOPING         SMALL            SOCIAL           VIP II            VIP             SERIES
        EQUITY           GROWTH       CAPITALIZATION      BALANCED      CONTRAFUND(R)    EQUITY-INCOME       BALANCED
    -----------------------------------------------------------------------------------------------------------------
     $160,463,163     $ 30,032,768     $ 95,093,239     $ 26,907,954     $322,490,370     $160,092,305     $604,578,156

          530,454           99,813          296,731           88,569        1,064,695          544,465        2,010,071
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $159,932,709     $ 29,932,955     $ 94,796,508     $ 26,819,385     $321,425,675     $159,547,840     $602,568,085
     ============     ============     ============     ============     ============     ============     ============
     $155,694,029     $ 20,317,276     $ 93,083,217     $ 26,539,717     $319,563,908     $158,987,227     $598,090,234
          527,800           85,092          588,128          102,673          451,969          285,965        1,635,801
        1,685,795           40,351        1,125,163          176,995        1,409,798          274,648        2,842,050
        2,025,085        9,490,236               --               --               --               --               --
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $159,932,709     $ 29,932,955     $ 94,796,508     $ 26,819,385     $321,425,675     $159,547,840     $602,568,085
     ============     ============     ============     ============     ============     ============     ============
     $      16.92     $       9.49     $      12.16     $      17.89     $      18.82     $      16.29     $      19.66
     ============     ============     ============     ============     ============     ============     ============
     $       9.51     $       9.13     $       8.56     $       9.36     $       9.93     $      10.65     $      10.24
     ============     ============     ============     ============     ============     ============     ============
     $       8.13     $       9.19     $       7.95     $       9.10     $       9.56     $      10.51     $       9.65
     ============     ============     ============     ============     ============     ============     ============
     $198,212,630     $ 33,532,378     $112,305,173     $ 29,088,620     $323,631,473     $152,530,396     $614,222,844
     ============     ============     ============     ============     ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2000

                                                          JANUS ASPEN          MFS(R)
                                                             SERIES            GROWTH
                                                           WORLDWIDE            WITH            MFS(R)
                                                             GROWTH        INCOME SERIES    RESEARCH SERIES
                                                        ---------------------------------------------------
ASSETS:
  Investment at net asset value.......................    $512,028,581      $ 30,009,657     $ 52,678,062

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for mortality and expense risk and
    administrative charges............................       1,667,480            99,388          158,581
                                                          ------------      ------------     ------------
      Total equity....................................    $510,361,101      $ 29,910,269     $ 52,519,481
                                                          ============      ============     ============
TOTAL EQUITY REPRESENTED BY:
  Equity of Policyowners:
    Series I Policies.................................    $506,390,447      $ 29,503,282     $ 50,417,325
    Series II Policies................................       1,164,682           102,479          586,281
    Series III Policies...............................       2,805,972           304,508        1,515,875
                                                          ------------      ------------     ------------
      Total equity....................................    $510,361,101      $ 29,910,269     $ 52,519,481
                                                          ============      ============     ============
    Series I accumulation unit value..................    $      21.39      $      10.95     $      12.44
                                                          ============      ============     ============
    Series II accumulation unit value.................    $       9.16      $       9.75     $       8.86
                                                          ============      ============     ============
    Series III accumulation unit value................    $       8.42      $       9.60     $       8.49
                                                          ============      ============     ============
Identified Cost of Investment.........................    $539,684,404      $ 29,261,696     $ 56,854,220
                                                          ============      ============     ============

                                                         MORGAN STANLEY       T. ROWE          VAN ECK
                                                              UIF              PRICE          WORLDWIDE
                                                        EMERGING MARKETS       EQUITY            HARD
                                                             EQUITY            INCOME           ASSETS
                                                        --------------------------------------------------
ASSETS:
  Investment at net asset value.......................    $ 28,902,908      $ 42,867,402     $  5,024,181

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for mortality and expense risk and
    administrative charges............................          89,791           139,554           16,285
                                                          ------------      ------------     ------------
      Total equity....................................  28$,813,117....     $ 42,727,848     $  5,007,896
                                                          ============      ============     ============
TOTAL EQUITY REPRESENTED BY:
  Equity of Policyowners:
    Series I Policies.................................    $ 28,721,047      $ 42,483,914     $  4,929,460
    Series II Policies................................          38,163           145,618           25,053
    Series III Policies...............................          53,907            98,316           53,383
                                                          ------------      ------------     ------------
      Total equity....................................    $ 28,813,117      $ 42,727,848     $  5,007,896
                                                          ============      ============     ============
    Series I accumulation unit value..................    $       8.55      $      11.55     $      10.51
                                                          ============      ============     ============
    Series II accumulation unit value.................    $       6.21      $      11.08     $      10.48
                                                          ============      ============     ============
    Series III accumulation unit value................    $       7.22      $      10.86     $      10.63
                                                          ============      ============     ============
Identified Cost of Investment.........................    $ 46,368,864      $ 41,935,110     $  4,700,999
                                                          ============      ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF OPERATIONS
For the year ended December 31, 2000

                                                               MAINSTAY VP     MAINSTAY VP
                                                                 CAPITAL          CASH         MAINSTAY VP
                                                              APPRECIATION     MANAGEMENT      CONVERTIBLE
                                                              ---------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................  $         --    $ 11,049,758    $   4,603,216
  Mortality and expense risk and administrative charges.....   (10,602,340)     (2,629,245)      (1,505,618)
                                                              -------------   -------------   -------------
      Net investment income (loss)..........................   (10,602,340)      8,420,513        3,097,598
                                                              -------------   -------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................    48,748,940     457,903,194       10,777,040
  Cost of investments sold..................................   (23,648,510)   (457,902,193)      (9,605,411)
                                                              -------------   -------------   -------------
      Net realized gain (loss) on investments...............    25,100,430           1,001        1,171,629
  Realized gain distribution received.......................    50,255,513              --        8,506,734
  Change in unrealized appreciation (depreciation) on
    investments.............................................  (165,613,796)           (249)     (24,166,144)
                                                              -------------   -------------   -------------
      Net gain (loss) on investments........................   (90,257,853)            752      (14,487,781)
                                                              -------------   -------------   -------------
  Increase (decrease) attributable to New York Life
    Insurance and Annuity Corporation charges retained by
    the Separate Account....................................       496,733         (31,510)          33,834
                                                              -------------   -------------   -------------
      Net increase (decrease) in total equity resulting from
        operations..........................................  $(100,363,460)  $  8,389,755    $ (11,356,349)
                                                              =============   =============   =============

                                                                               MAINSTAY VP     MAINSTAY VP
                                                                                AMERICAN         DREYFUS
                                                               MAINSTAY VP       CENTURY          LARGE
                                                                 INDEXED         INCOME          COMPANY
                                                                 EQUITY         & GROWTH          VALUE
                                                              ---------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................  $  7,397,705    $    397,482    $     246,666
  Mortality and expense risk and administrative charges.....   (10,635,683)       (817,957)        (431,956)
                                                              -------------   -------------   -------------
      Net investment income (loss)..........................    (3,237,978)       (420,475)        (185,290)
                                                              -------------   -------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................    20,675,645       1,568,980        1,888,410
  Cost of investments sold..................................   (10,926,328)     (1,309,860)      (1,765,571)
                                                              -------------   -------------   -------------
      Net realized gain (loss) on investments...............     9,749,317         259,120          122,839
  Realized gain distribution received.......................    14,116,026          88,249          615,857
  Change in unrealized appreciation (depreciation) on
    investments.............................................  (106,168,978)     (7,348,735)       1,282,595
                                                              -------------   -------------   -------------
      Net gain (loss) on investments........................   (82,303,635)     (7,001,366)       2,021,291
                                                              -------------   -------------   -------------
  Increase (decrease) attributable to New York Life
    Insurance and Annuity Corporation charges retained by
    the Separate Account....................................       361,322          29,647           (1,064)
                                                              -------------   -------------   -------------
      Net increase (decrease) in total equity resulting from
        operations..........................................  $(85,180,291)   $ (7,392,194)   $   1,834,937
                                                              =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                                        MAINSTAY VP
     MAINSTAY VP       HIGH YIELD     INTERNATIONAL        TOTAL         MAINSTAY VP      MAINSTAY VP         GROWTH
      GOVERNMENT     CORPORATE BOND       EQUITY           RETURN           VALUE             BOND            EQUITY
    -----------------------------------------------------------------------------------------------------------------
    $   3,491,498    $  50,653,864    $     171,066    $   7,248,091    $   2,120,248    $   5,467,009    $   2,414,918
         (680,331)      (5,586,299)        (330,584)      (4,674,893)      (2,104,902)      (1,128,463)      (5,411,614)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
        2,811,167       45,067,565         (159,518)       2,573,198           15,346        4,338,546       (2,996,696)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
       20,935,980       32,701,002       15,014,786        6,098,788       25,303,086       11,535,725       11,631,050
      (22,294,514)     (35,506,146)     (13,581,952)      (3,862,467)     (23,331,083)     (12,164,650)      (8,095,504)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
       (1,358,534)      (2,805,144)       1,432,834        2,236,321        1,972,003         (628,925)       3,535,546
               --           18,304        1,319,785       27,774,424        5,072,294               --       38,589,711
        3,457,642      (71,659,164)      (7,570,836)     (53,020,104)       8,725,818        2,831,475      (59,601,372)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
        2,099,108      (74,446,004)      (4,818,217)     (23,009,359)      15,770,115        2,202,550      (17,476,115)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
          (16,752)          65,335           15,804          117,458          (18,755)         (23,092)         157,041
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
    $   4,893,523    $ (29,313,104)   $  (4,961,931)   $ (20,318,703)   $  15,766,706    $   6,518,004    $ (20,315,770)
    =============    =============    =============    =============    =============    =============    =============

     MAINSTAY VP      MAINSTAY VP
     EAGLE ASSET          LORD            ALGER
      MANAGEMENT         ABBETT          AMERICAN         CALVERT          FIDELITY         FIDELITY       JANUS ASPEN
        GROWTH         DEVELOPING         SMALL            SOCIAL           VIP II            VIP             SERIES
        EQUITY           GROWTH       CAPITALIZATION      BALANCED      CONTRAFUND(R)    EQUITY-INCOME       BALANCED
    -----------------------------------------------------------------------------------------------------------------
    $          --    $          --    $          --    $     460,743    $     887,194    $   2,145,377    $  14,639,538
       (1,824,284)        (478,118)      (1,296,468)        (324,763)      (4,171,038)      (1,898,899)      (7,004,084)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
       (1,824,284)        (478,118)      (1,296,468)         135,980       (3,283,844)         246,478        7,635,454
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
       20,135,095        7,705,734       82,133,287        1,324,736        7,480,632       17,687,376        2,544,015
      (12,446,116)      (7,139,516)    (124,122,035)      (1,269,173)      (4,953,065)     (16,656,740)      (1,604,149)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
        7,688,979          566,218      (41,988,748)          55,563        2,527,567        1,030,636          939,866
       15,711,265          943,627       34,726,123          813,413       32,205,119        8,082,585       44,689,221
      (53,995,450)      (8,512,850)     (27,682,001)      (2,265,814)     (56,999,558)       1,267,673      (74,511,518)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
      (30,595,206)      (7,003,005)     (34,944,626)      (1,396,838)     (22,266,872)      10,380,894      (28,882,431)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
           96,937           29,293          106,785            6,423          130,531          (10,400)          94,957
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
    $ (32,322,553)   $  (7,451,830)   $ (36,134,309)   $  (1,254,435)   $ (25,420,185)   $  10,616,972    $ (21,152,020)
    =============    =============    =============    =============    =============    =============    =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2000

                                                      JANUS ASPEN          MFS(R)
                                                         SERIES            GROWTH              MFS(R)
                                                       WORLDWIDE            WITH              RESEARCH
                                                         GROWTH         INCOME SERIES          SERIES
                                                    -------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.................................   $   2,289,494      $     100,777      $       8,185
  Mortality and expense risk and administrative
    charges.......................................      (6,872,815)          (342,015)          (451,540)
                                                     -------------      -------------      -------------
      Net investment income (loss)................      (4,583,321)          (241,238)          (443,355)
                                                     -------------      -------------      -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments...............      19,411,282          1,156,967            963,207
  Cost of investments sold........................     (16,491,984)          (982,219)          (815,431)
                                                     -------------      -------------      -------------
      Net realized gain (loss) on investments.....       2,919,298            174,748            147,776
  Realized gain distribution received.............      41,057,453            182,991          1,404,903
  Change in unrealized appreciation (depreciation)
    on investments................................    (147,911,692)          (483,943)        (6,283,009)
                                                     -------------      -------------      -------------
      Net gain (loss) on investments..............    (103,934,941)          (126,204)        (4,730,330)
                                                     -------------      -------------      -------------
  Increase (decrease) attributable to New York
    Life Insurance and Annuity Corporation charges
    retained by the Separate Account..............         367,196              5,342             18,827
                                                     -------------      -------------      -------------
      Net increase (decrease) in total equity
        resulting
        from operations...........................   $(108,151,066)     $    (362,100)     $  (5,154,858)
                                                     =============      =============      =============

                                                     MORGAN STANLEY        T. ROWE            VAN ECK
                                                          UIF               PRICE            WORLDWIDE
                                                    EMERGING MARKETS       EQUITY               HARD
                                                         EQUITY            INCOME              ASSETS
                                                    -------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.................................   $          --      $     647,829      $      22,999
  Mortality and expense risk and administrative
    charges.......................................        (490,056)          (434,711)           (42,481)
                                                     -------------      -------------      -------------
      Net investment income (loss)................        (490,056)           213,118            (19,482)
                                                     -------------      -------------      -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments...............      12,928,070          2,330,473          1,087,547
  Cost of investments sold........................     (12,079,445)        (2,376,112)        (1,015,667)
                                                     -------------      -------------      -------------
      Net realized gain (loss) on investments.....         848,625            (45,639)            71,880
  Realized gain distribution received.............       4,991,556          2,070,066                 --
  Change in unrealized appreciation (depreciation)
    on investments................................     (23,965,687)         2,057,980            230,672
                                                     -------------      -------------      -------------
      Net gain (loss) on investments..............     (18,125,506)         4,082,407            302,552
                                                     -------------      -------------      -------------
  Increase (decrease) attributable to New York
    Life Insurance and Annuity Corporation charges
    retained by the Separate Account..............          54,600             (7,068)               (20)
                                                     -------------      -------------      -------------
      Net increase (decrease) in total equity
        resulting
        from operations...........................   $ (18,560,962)     $   4,288,457      $     283,050
                                                     =============      =============      =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF CHANGES IN TOTAL EQUITY
For the years ended December 31, 2000
and December 31, 1999

                                                                 MAINSTAY VP                       MAINSTAY VP
                                                            CAPITAL APPRECIATION                 CASH MANAGEMENT
                                                       -------------------------------   -------------------------------
                                                            2000             1999             2000             1999
                                                       -------------------------------------------------------
INCREASE (DECREASE) IN TOTAL EQUITY:
  Operations:
    Net investment income (loss).....................  $  (10,602,340)  $   (6,801,527)  $    8,420,513   $    6,317,777
    Net realized gain (loss) on investments..........      25,100,430       31,662,959            1,001             (610)
    Realized gain distribution received..............      50,255,513       24,098,794               --               77
    Change in unrealized appreciation (depreciation)
      on investments.................................    (165,613,796)      68,925,559             (249)             453
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         496,733         (300,890)         (31,510)         (20,754)
                                                       --------------   --------------   --------------   --------------
      Net increase (decrease) in total equity
        resulting from operations....................    (100,363,460)     117,584,895        8,389,755        6,296,943
                                                       --------------   --------------   --------------   --------------
  Contributions and (Withdrawals):
    Policyowners' premium payments...................     111,319,611       34,382,497      733,667,989    1,155,909,385
    Policyowners' surrenders.........................     (34,544,718)     (18,700,983)     (20,222,444)     (11,574,989)
    Policyowners' annuity and death benefits.........      (4,586,371)      (2,652,375)      (2,226,423)      (1,882,423)
    Net transfers from (to) Fixed Account............      18,702,189        1,385,445       (3,940,505)      (7,387,762)
    Transfers between Investment Divisions...........     104,018,850      157,351,663     (838,452,951)    (968,197,144)
    Withdrawal of seed money by NYLIAC...............              --               --               --               --
                                                       --------------   --------------   --------------   --------------
      Net contributions and (withdrawals)............     194,909,561      171,766,247     (131,174,334)     166,867,067
                                                       --------------   --------------   --------------   --------------
        Increase (decrease) in total equity..........      94,546,101      289,351,142     (122,784,579)     173,164,010
TOTAL EQUITY:
    Beginning of year................................     657,328,910      367,977,768      294,242,599      121,078,589
                                                       --------------   --------------   --------------   --------------
    End of year......................................  $  751,875,011   $  657,328,910   $  171,458,020   $  294,242,599
                                                       ==============   ==============   ==============   ==============


                                                                 MAINSTAY VP                       MAINSTAY VP
                                                            INTERNATIONAL EQUITY                  TOTAL RETURN
                                                       -------------------------------   -------------------------------
                                                            2000             1999             2000             1999
                                                       -------------------------------------------------------
INCREASE (DECREASE) IN TOTAL EQUITY:
  Operations:
    Net investment income (loss).....................  $     (159,518)  $     (175,102)  $    2,573,198   $    1,528,260
    Net realized gain (loss) on investments..........       1,432,834          804,225        2,236,321        2,683,778
    Realized gain distribution received..............       1,319,785          462,134       27,774,424        8,277,954
    Change in unrealized appreciation (depreciation)
      on investments.................................      (7,570,836)       3,535,130      (53,020,104)      26,859,289
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............          15,804          (11,646)         117,458         (106,692)
                                                       --------------   --------------   --------------   --------------
      Net increase (decrease) in total equity
        resulting from operations....................      (4,961,931)       4,614,741      (20,318,703)      39,242,589
                                                       --------------   --------------   --------------   --------------
  Contributions and (Withdrawals):
    Policyowners' premium payments...................       2,723,634        1,111,621       39,597,773       14,574,035
    Policyowners' surrenders.........................      (1,153,047)        (487,657)     (16,123,878)      (9,356,112)
    Policyowners' annuity and death benefits.........        (176,519)        (112,067)      (2,585,778)      (1,640,052)
    Net transfers from (to) Fixed Account............       1,119,482          179,080        6,784,878         (207,261)
    Transfers between Investment Divisions...........       3,737,007        2,287,180       28,553,657       59,847,100
                                                       --------------   --------------   --------------   --------------
      Net contributions and (withdrawals)............       6,250,557        2,978,157       56,226,652       63,217,710
                                                       --------------   --------------   --------------   --------------
        Increase (decrease) in total equity..........       1,288,626        7,592,898       35,907,949      102,460,299
TOTAL EQUITY:
    Beginning of year................................      22,728,639       15,135,741      305,977,939      203,517,640
                                                       --------------   --------------   --------------   --------------
    End of year......................................  $   24,017,265   $   22,728,639   $  341,885,888   $  305,977,939
                                                       ==============   ==============   ==============   ==============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                  MAINSTAY VP
              MAINSTAY VP                       MAINSTAY VP                       HIGH YIELD
              CONVERTIBLE                       GOVERNMENT                      CORPORATE BOND
    -------------------------------   -------------------------------   -------------------------------
         2000             1999             2000             1999             2000             1999
    ---------------------------------------------------------------------------------------------------
    $    3,097,598   $    1,509,545   $    2,811,167   $    2,376,269   $   45,067,565   $   40,092,949
         1,171,629          480,348       (1,358,534)         170,114       (2,805,144)         701,768
         8,506,734        6,416,144               --               --           18,304        7,725,965
       (24,166,144)       8,269,879        3,457,642       (4,154,780)     (71,659,164)     (12,128,579)
            33,834          (41,855)         (16,752)           1,610           65,335         (117,590)
    --------------   --------------   --------------   --------------   --------------   --------------
       (11,356,349)      16,634,061        4,893,523       (1,606,787)     (29,313,104)      36,274,513
    --------------   --------------   --------------   --------------   --------------   --------------
        35,826,218        2,620,934        7,725,487        3,472,181       34,654,297       20,962,012
        (3,786,921)      (1,292,532)      (3,508,145)      (2,236,959)     (23,653,886)     (17,095,230)
        (1,014,467)        (166,083)        (368,014)        (239,141)      (4,519,386)      (3,256,960)
        10,625,948          366,068        2,374,856         (223,529)       4,296,836         (606,163)
        42,067,416        8,760,834      (11,015,259)      21,161,456       (6,403,431)      54,594,175
       (10,000,000)              --               --               --               --               --
    --------------   --------------   --------------   --------------   --------------   --------------
        73,718,194       10,289,221       (4,791,075)      21,934,008        4,374,430       54,597,834
    --------------   --------------   --------------   --------------   --------------   --------------
        62,361,845       26,923,282          102,448       20,327,221      (24,938,674)      90,872,347
        65,034,280       38,110,998       60,001,109       39,673,888      400,992,742      310,120,395
    --------------   --------------   --------------   --------------   --------------   --------------
    $  127,396,125   $   65,034,280   $   60,103,557   $   60,001,109   $  376,054,068   $  400,992,742
    ==============   ==============   ==============   ==============   ==============   ==============


              MAINSTAY VP                       MAINSTAY VP                       MAINSTAY VP
                 VALUE                             BOND                          GROWTH EQUITY
    -------------------------------   -------------------------------   -------------------------------
         2000             1999             2000             1999             2000             1999
    ---------------------------------------------------------------------------------------------------
    $       15,346   $     (267,183)  $    4,338,546   $    3,927,240   $   (2,996,696)  $   (1,602,606)
         1,972,003        3,098,267         (628,925)           1,261        3,535,546        2,567,721
         5,072,294               --               --            6,418       38,589,711       27,931,332
         8,725,818        7,362,393        2,831,475       (6,083,539)     (59,601,372)      34,621,533
           (18,755)         (20,443)         (23,092)           1,926          157,041         (173,616)
    --------------   --------------   --------------   --------------   --------------   --------------
        15,766,706       10,173,034        6,518,004       (2,146,694)     (20,315,770)      63,344,364
    --------------   --------------   --------------   --------------   --------------   --------------
        10,319,353        6,471,643        5,472,326        5,568,019       64,316,841       16,960,756
        (9,385,090)      (6,675,519)      (4,394,982)      (3,545,674)     (16,395,828)      (7,639,866)
        (1,272,666)        (912,254)        (784,749)        (681,286)      (1,798,646)      (1,074,648)
         1,380,397          (65,568)       2,564,107          325,965       14,515,024        1,537,864
       (13,186,883)      (1,237,019)      (5,852,549)      21,251,994       65,007,661       63,978,954
    --------------   --------------   --------------   --------------   --------------   --------------
       (12,144,889)      (2,418,717)      (2,995,847)      22,919,018      125,645,052       73,763,060
    --------------   --------------   --------------   --------------   --------------   --------------
         3,621,817        7,754,317        3,522,157       20,772,324      105,329,282      137,107,424
       165,397,331      157,643,014       82,560,559       61,788,235      317,272,697      180,165,273
    --------------   --------------   --------------   --------------   --------------   --------------
    $  169,019,148   $  165,397,331   $   86,082,716   $   82,560,559   $  422,601,979   $  317,272,697
    ==============   ==============   ==============   ==============   ==============   ==============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2000
and December 31, 1999

                                                                                                MAINSTAY VP
                                                                MAINSTAY VP                  AMERICAN CENTURY
                                                              INDEXED EQUITY                  INCOME & GROWTH
                                                       -----------------------------   -----------------------------
                                                           2000            1999            2000            1999
                                                       -------------------------------------------------------------
INCREASE (DECREASE) IN TOTAL EQUITY:
  Operations:
    Net investment income (loss).....................  $  (3,237,978)  $  (1,261,919)  $    (420,475)  $    (180,410)
    Net realized gain (loss) on investments..........      9,749,317      26,734,785         259,120         250,616
    Realized gain distribution received..............     14,116,026       9,223,306          88,249              --
    Change in unrealized appreciation (depreciation)
      on investments.................................   (106,168,978)     61,187,782      (7,348,735)      5,818,304
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        361,322        (248,381)         29,647         (16,085)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in total equity
        resulting from operations....................    (85,180,291)     95,635,573      (7,392,194)      5,872,425
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Policyowners' premium payments...................     87,989,207      39,131,214       7,574,559       4,260,261
    Policyowners' surrenders.........................    (33,770,454)    (19,102,715)     (1,866,785)       (868,297)
    Policyowners' annuity and death benefits.........     (5,347,452)     (2,992,825)       (185,365)       (152,200)
    Net transfers from (to) Fixed Account............     28,159,875       4,837,916       4,727,285       1,482,006
    Transfers between Investment Divisions...........     81,869,947     159,603,918       7,631,772      15,165,095
    Withdrawal of seed money by NYLIAC...............             --              --              --              --
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............    158,901,123     181,477,508      17,881,466      19,886,865
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in total equity..........     73,720,832     277,113,081      10,489,272      25,759,290
TOTAL EQUITY:
    Beginning of year................................    684,700,676     407,587,595      50,327,503      24,568,213
                                                       -------------   -------------   -------------   -------------
    End of year......................................  $ 758,421,508   $ 684,700,676   $  60,816,775   $  50,327,503
                                                       =============   =============   =============   =============


                                                                  CALVERT                        FIDELITY
                                                                  SOCIAL                          VIP II
                                                                 BALANCED                      CONTRAFUND(R)
                                                       -----------------------------   -----------------------------
                                                           2000            1999            2000            1999
                                                       -------------------------------------------------------------
INCREASE (DECREASE) IN TOTAL EQUITY:
  Operations:
    Net investment income (loss).....................  $     135,980   $     210,667   $  (3,283,844)  $  (1,828,463)
    Net realized gain (loss) on investments..........         55,563         204,424       2,527,567       2,493,353
    Realized gain distribution received..............        813,413       1,370,648      32,205,119       4,369,968
    Change in unrealized appreciation (depreciation)
      on investments.................................     (2,265,814)       (239,125)    (56,999,558)     33,698,949
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............          6,423          (3,911)        130,531         (98,601)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in total equity
        resulting from operations....................     (1,254,435)      1,542,703     (25,420,185)     38,635,206
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Policyowners' premium payments...................      4,494,907       1,218,283      46,270,381      21,562,788
    Policyowners' surrenders.........................     (1,057,669)       (389,555)    (12,902,569)     (5,721,665)
    Policyowners' annuity and death benefits.........       (173,038)        (44,732)     (1,334,398)       (603,445)
    Net transfers from (to) Fixed Account............      2,043,766         383,374      25,809,383       4,530,876
    Transfers between Investment Divisions...........      4,278,613       5,730,352      43,697,704      69,788,898
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............      9,586,579       6,897,722     101,540,501      89,557,452
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in total equity..........      8,332,144       8,440,425      76,120,316     128,192,658
TOTAL EQUITY:
    Beginning of year................................     18,487,241      10,046,816     245,305,359     117,112,701
                                                       -------------   -------------   -------------   -------------
    End of year......................................  $  26,819,385   $  18,487,241   $ 321,425,675   $ 245,305,359
                                                       =============   =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

             MainStay VP                     MainStay VP                     MainStay VP
               Dreyfus                       Eagle Asset                        Lord                            Alger
                Large                        Management                        Abbett                         American
               Company                         Growth                        Developing                         Small
                Value                          Equity                          Growth                      Capitalization
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2000            1999            2000            1999            2000            1999            2000            1999
    -----------------------------------------------------------------------------------------------------------------------------
    $    (185,290)  $    (102,852)  $  (1,824,284)  $    (351,819)  $    (478,118)  $     198,772   $  (1,296,468)  $    (431,695)
          122,839          77,286       7,688,979         324,711         566,218         (33,340)    (41,988,748)      2,334,162
          615,857              --      15,711,265       2,447,031         943,627              --      34,726,123       3,276,996
        1,282,595       1,098,415     (53,995,450)     13,826,296      (8,512,850)      5,050,045     (27,682,001)      8,718,638
           (1,064)         (3,398)         96,937         (39,596)         29,293         (16,473)        106,785         (35,455)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        1,834,937       1,069,451     (32,322,553)     16,206,623      (7,451,830)      5,199,004     (36,134,309)     13,862,646
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        4,230,310       1,282,654      56,917,203       3,625,755       3,736,916       1,634,924      27,374,775       3,509,225
         (925,689)       (439,054)     (4,319,692)       (382,671)     (1,173,756)       (385,998)     (3,433,805)       (977,668)
         (319,276)        (36,081)       (578,460)        (28,061)        (45,347)            (50)       (373,087)       (159,596)
        2,556,929         835,237      15,876,356       1,113,574       1,523,807         566,892      11,298,510       1,235,110
        5,068,496       6,389,989      87,344,821      15,046,226       6,271,420       5,707,840      44,204,440      11,588,412
               --              --     (15,000,000)             --              --              --              --              --
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       10,610,770       8,032,745     140,240,228      19,374,823      10,313,040       7,523,608      79,070,833      15,195,483
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       12,445,707       9,102,196     107,917,675      35,581,446       2,861,210      12,722,612      42,936,524      29,058,129
       25,701,326      16,599,130      52,015,034      16,433,588      27,071,745      14,349,133      51,859,984      22,801,855
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $  38,147,033   $  25,701,326   $ 159,932,709   $  52,015,034   $  29,932,955   $  27,071,745   $  94,796,508   $  51,859,984
    =============   =============   =============   =============   =============   =============   =============   =============

                                                                             JANUS ASPEN                       MFS(R)
              FIDELITY                       JANUS ASPEN                       SERIES                          GROWTH
                 VIP                           SERIES                         WORLDWIDE                         WITH
            EQUITY-INCOME                     BALANCED                         GROWTH                       INCOME SERIES
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2000            1999            2000            1999            2000            1999            2000            1999
    -----------------------------------------------------------------------------------------------------------------------------
    $     246,478   $    (175,571)  $   7,635,454   $   2,832,210   $  (4,583,321)  $  (2,256,400)  $    (241,238)  $    (130,173)
        1,030,636         580,522         939,866         805,452       2,919,298      11,604,159         174,748          15,261
        8,082,585       2,866,449      44,689,221              --      41,057,453              --         182,991          32,955
        1,267,673         473,073     (74,511,518)     46,892,559    (147,911,692)    102,746,265        (483,943)        812,574
          (10,400)        (11,677)         94,957        (137,780)        367,196        (268,363)          5,342          (1,900)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       10,616,972       3,732,796     (21,152,020)     50,392,441    (108,151,066)    111,825,661        (362,100)        728,717
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       17,665,558       8,723,485     117,758,343      30,725,045     119,333,550      18,445,442       5,227,254       2,753,891
       (6,681,888)     (3,848,099)    (21,229,768)     (7,304,738)    (19,051,964)     (6,629,373)       (931,527)       (336,762)
         (816,611)       (702,180)     (3,092,621)     (1,244,078)     (2,596,140)       (866,431)       (197,218)        (33,617)
        8,090,642       2,023,538      45,061,269       9,244,304      36,925,717       4,588,132       3,457,791       1,403,061
        6,691,225      29,068,136     147,098,302     151,576,991     154,207,110      77,716,412       3,983,700       9,619,218
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       24,948,926      35,264,880     285,595,525     182,997,524     288,818,273      93,254,182      11,540,000      13,405,791
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       35,565,898      38,997,676     264,443,505     233,389,965     180,667,207     205,079,843      11,177,900      14,134,508
      123,981,942      84,984,266     338,124,580     104,734,615     329,693,894     124,614,051      18,732,369       4,597,861
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $ 159,547,840   $ 123,981,942   $ 602,568,085   $ 338,124,580   $ 510,361,101   $ 329,693,894   $  29,910,269   $  18,732,369
    =============   =============   =============   =============   =============   =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2000
and December 31, 1999

                                                                                              MORGAN STANLEY
                                                                                                    UIF
                                                                  MFS(R)                     EMERGING MARKETS
                                                              RESEARCH SERIES                     EQUITY
                                                       -----------------------------   -----------------------------
                                                           2000            1999            2000            1999
                                                       -------------------------------------------------------
INCREASE (DECREASE) IN TOTAL EQUITY:
  Operations:
    Net investment income (loss).....................  $    (443,355)  $     (83,450)  $    (490,056)  $    (155,055)
    Net realized gain (loss) on investments..........        147,776         179,884         848,625        (312,006)
    Realized gain distribution received..............      1,404,903          47,348       4,991,556              --
    Change in unrealized appreciation (depreciation)
      on investments.................................     (6,283,009)      1,849,509     (23,965,687)      9,467,305
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         18,827          (4,115)         54,600         (19,162)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in total equity
        resulting from operations....................     (5,154,858)      1,989,176     (18,560,962)      8,981,082
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Policyowners' premium payments...................     17,653,674       2,836,575       9,211,505       1,600,831
    Policyowners' surrenders.........................     (1,225,528)       (170,420)     (1,431,130)       (638,716)
    Policyowners' annuity and death benefits.........       (217,255)         (1,713)       (139,645)        (42,089)
    Net transfers from (to) Fixed Account............      8,587,290       1,448,410       2,708,654         537,872
    Transfers between Investment Divisions...........     19,640,292       4,404,982      13,347,824       7,021,890
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............     44,438,473       8,517,834      23,697,208       8,479,788
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in total equity..........     39,283,615      10,507,010       5,136,246      17,460,870
TOTAL EQUITY:
    Beginning of year................................     13,235,866       2,728,856      23,676,871       6,216,001
                                                       -------------   -------------   -------------   -------------
    End of year......................................  $  52,519,481   $  13,235,866   $  28,813,117   $  23,676,871
                                                       =============   =============   =============   =============

                                                                  T. ROWE                         VAN ECK
                                                                   PRICE                         WORLDWIDE
                                                                  EQUITY                           HARD
                                                                  INCOME                          ASSETS
                                                       -----------------------------   -----------------------------
                                                           2000            1999            2000            1999
                                                       -------------------------------------------------------
INCREASE (DECREASE) IN TOTAL EQUITY:
  Operations:
    Net investment income (loss).....................  $     213,118   $     124,598   $     (19,482)  $      (9,489)
    Net realized gain (loss) on investments..........        (45,639)        256,614          71,880         104,879
    Realized gain distribution received..............      2,070,066         998,267              --              --
    Change in unrealized appreciation (depreciation)
      on investments.................................      2,057,980      (1,375,827)        230,672          90,024
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         (7,068)           (251)            (20)           (472)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in total equity
        resulting from operations....................      4,288,457           3,401         283,050         184,942
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Policyowners' premium payments...................      6,188,074       2,744,823         679,098         320,055
    Policyowners' surrenders.........................     (1,453,153)       (751,362)       (169,224)        (25,725)
    Policyowners' annuity and death benefits.........       (175,568)        (66,820)        (79,360)             --
    Net transfers from (to) Fixed Account............      3,456,556       1,185,381         245,403         (76,098)
    Transfers between Investment Divisions...........      5,699,471      11,526,859       1,983,406       1,238,541
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............     13,715,380      14,638,881       2,659,323       1,456,773
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in total equity..........     18,003,837      14,642,282       2,942,373       1,641,715
TOTAL EQUITY:
    Beginning of year................................     24,724,011      10,081,729       2,065,523         423,808
                                                       -------------   -------------   -------------   -------------
    End of year......................................  $  42,727,848   $  24,724,011   $   5,007,896   $   2,065,523
                                                       =============   =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTES TO FINANCIAL STATEMENTS

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------
N
    YLIAC Variable Annuity Separate Account-III ("Separate Account" formerly, "LifeStages Annuity Separate Account") was established on November 30, 1994, under Delaware law by New York Life Insurance and Annuity Corporation
("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account funds Series I policies (LifeStages()(R) Variable Annuity, LifeStages()(R) Flexible Premium Variable Annuity and MainStay Plus Variable Annuity), Series II policies (LifeStages()(R) Access Variable Annuity and MainStay Access Variable Annuity), and Series III policies (LifeStages()(R) Premium Plus Variable Annuity and MainStay Premium Plus Variable Annuity). This account was established to receive and invest premium payments under Non-Qualified and Tax Qualified Flexible Premium Variable Retirement Annuity Policies issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Qualified policies are designed to establish retirement benefits for individuals who participate in qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors Inc. and sold by registered representatives of NYLIFE Securities Inc., certain banking and financial institutions which have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors Inc. is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"), both of which are wholly-owned subsidiaries of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

  The assets of the Separate Account are invested in the shares of the MainStay VP Series Fund, Inc. (formerly, "New York Life MFA Series Fund, Inc."), the Alger American Fund, the Calvert Variable Series, Inc. (formerly, "Acacia Capital Corporation"), the Fidelity Variable Insurance Products Fund II, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Universal Institutional Funds, Inc. (formerly, "Morgan Stanley Dean Witter Universal Funds, Inc."), the T. Rowe Price Equity Series, Inc., and the Van Eck Worldwide Insurance Trust (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

  New York Life Insurance Company, MacKay Shields LLC, Madison Square Advisors LLC and Monitor Capital Advisors LLC provide investment advisory services to the MainStay VP Series Funds for a fee. MacKay Shields LLC, Madison Square Advisors LLC and Monitor Capital Advisors LLC are wholly-owned subsidiaries of NYLIM Holdings. Effective January 2, 2001, New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, was substituted for Madison Square Advisors as investment adviser for the Bond and Growth Equity Portfolios and for Monitor Capital Advisors as investment adviser for the Indexed Equity Portfolio. NYLIM has assumed all of the interests, rights and responsibilities of Madison Square Advisors and Monitor Capital Advisors under the Advisory Agreements to which it is a party. The terms and conditions of these agreements, including fees paid, have not changed in any other respect. The substitution has not resulted in any change of the advisory and other personnel servicing the Portfolios.

  The Separate Account offers twenty-six variable Investment Divisions, with their respective fund portfolios, for Policyowners to invest premium payments. The following Investment Divisions are available for all Series I, Series II and Series III policies: MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Government, MainStay VP High Yield Corporate Bond, MainStay VP International Equity, MainStay VP Total Return, MainStay VP Value, MainStay VP Bond, MainStay VP Growth Equity, MainStay VP Indexed Equity, MainStay VP American Century Income & Growth, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity, MainStay VP Lord Abbett Developing Growth, Alger American Small Capitalization, Calvert Social Balanced (formerly, "Calvert Socially Responsible"), Fidelity VIP II Contrafund(R), Fidelity VIP Equity-Income, Janus Aspen Series Balanced, Janus Aspen Series Worldwide Growth, MFS(R) Growth With Income Series, MFS(R) Research Series, Morgan Stanley UIF Emerging Markets Equity (formerly, "Morgan Stanley Dean Witter Emerging Markets Equity"), T. Rowe Price Equity Income, and Van Eck Worldwide Hard Assets. Each Investment Division of the Separate Account will invest exclusively in the corresponding eligible portfolio.

  For all policies within Series I, II, & III, initial premium payments are allocated to the Investment Divisions, Fixed Account and/or Dollar Cost Averaging Advantage Plan Accounts (where approved) within two Business Days after receipt. (For LifeStages(R) Variable Annuity policies issued in the state of New York, initial premium payments are allocated to the Cash Management Investment Division for 15 days before being allocated to the specific Investment Divisions selected by the policyowner; initial premium payments designated for the Fixed Account are allocated as requested by the policyowner within two Business Days after receipt.) For all policies, subsequent premium payments are allocated to the Investment Divisions, Fixed Account and/or Dollar Cost Averaging Advantage Plan Accounts (where approved) at the close of the

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

Business Day they are received. In addition, for all policies, the Policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the Fixed Account of NYLIAC.

  No Federal income tax is payable on investment income or capital gains of the Separate Account under current Federal income tax law.

  Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

  Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

  Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

  The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

A

    t December 31, 2000, the investments of the Separate Account are as follows:

                                                           MAINSTAY VP          MAINSTAY VP
                                                             CAPITAL               CASH             MAINSTAY VP
                                                           APPRECIATION         MANAGEMENT          CONVERTIBLE
                                                           ----------------------------------------------------
Number of shares.........................................      24,478             172,035              11,933
Identified cost*.........................................    $737,706            $172,034            $145,245

                                                                               MAINSTAY VP         MAINSTAY VP
                                                                                AMERICAN             DREYFUS
                                                           MAINSTAY VP           CENTURY              LARGE
                                                             INDEXED             INCOME              COMPANY
                                                             EQUITY             & GROWTH              VALUE
                                                           ---------------------------------------------------
Number of shares.........................................     28,309               5,407               3,389
Identified cost*.........................................   $717,140            $ 60,311            $ 35,138

* The cost stated also represents the aggregate cost for Federal income tax purposes.

  Investment activity for the year ended December 31, 2000, was as follows:

                                                           MAINSTAY VP          MAINSTAY VP
                                                             CAPITAL               CASH             MAINSTAY VP
                                                           APPRECIATION         MANAGEMENT          CONVERTIBLE
                                                           ----------------------------------------------------
Purchases................................................    $283,922            $334,794            $ 96,358
Proceeds from sales......................................      48,749             457,903              10,777

                                                                               MAINSTAY VP         MAINSTAY VP
                                                                                AMERICAN             DREYFUS
                                                           MAINSTAY VP           CENTURY              LARGE
                                                             INDEXED             INCOME              COMPANY
                                                             EQUITY             & GROWTH              VALUE
                                                           ---------------------------------------------------
Purchases................................................   $191,020            $ 19,181            $ 12,967
Proceeds from sales......................................     20,676               1,569               1,888

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                                        MAINSTAY VP
     MAINSTAY VP       HIGH YIELD     INTERNATIONAL        TOTAL         MAINSTAY VP      MAINSTAY VP         GROWTH
      GOVERNMENT     CORPORATE BOND       EQUITY           RETURN           VALUE             BOND            EQUITY
    --------------------------------------------------------------------------------------------------------------------
          5,965           43,300            2,025           17,858           10,463            6,860           17,465
       $ 61,129         $490,580         $ 26,353         $327,730         $164,681         $ 91,206         $432,551

     MAINSTAY VP      MAINSTAY VP
     EAGLE ASSET          LORD            ALGER
      MANAGEMENT         ABBETT          AMERICAN         CALVERT          FIDELITY         FIDELITY       JANUS ASPEN
        GROWTH         DEVELOPING         SMALL            SOCIAL           VIP II            VIP             SERIES
        EQUITY           GROWTH       CAPITALIZATION      BALANCED      CONTRAFUND(R)    EQUITY-INCOME       BALANCED
    --------------------------------------------------------------------------------------------------------------------
         10,791            3,194            4,048           13,441           13,584            6,273           24,870
       $198,213         $ 33,532         $112,305         $ 29,089         $323,631         $152,530         $614,223

                      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                                        MAINSTAY VP
     MAINSTAY VP       HIGH YIELD     INTERNATIONAL        TOTAL         MAINSTAY VP      MAINSTAY VP         GROWTH
      GOVERNMENT     CORPORATE BOND       EQUITY           RETURN           VALUE             BOND            EQUITY
    --------------------------------------------------------------------------------------------------------------------
       $ 18,921         $ 82,132         $ 22,442         $ 92,842         $ 18,230         $ 12,871         $173,310
         20,936           32,701           15,015            6,099           25,303           11,536           11,631

     MAINSTAY VP      MAINSTAY VP
     EAGLE ASSET          LORD            ALGER
      MANAGEMENT         ABBETT          AMERICAN         CALVERT          FIDELITY         FIDELITY       JANUS ASPEN
        GROWTH         DEVELOPING         SMALL            SOCIAL           VIP II            VIP             SERIES
        EQUITY           GROWTH       CAPITALIZATION      BALANCED      CONTRAFUND(R)    EQUITY-INCOME       BALANCED
    --------------------------------------------------------------------------------------------------------------------
       $174,728         $ 18,531         $194,869         $ 11,894         $138,305         $ 51,081         $341,472
         20,135            7,706           82,133            1,325            7,481           17,687            2,544

--------------------------------------------------------------------------------

                                                   JANUS ASPEN              MFS(R)
                                                      SERIES                GROWTH
                                                    WORLDWIDE                WITH                    MFS(R)
                                                      GROWTH             INCOME SERIES          RESEARCH SERIES
                                                  ---------------------------------------------------------------
Number of shares................................       13,846                 1,428                    2,533
Identified cost*................................     $539,684              $ 29,262                 $ 56,854

                                                  MORGAN STANLEY
                                                       UIF                  T. ROWE                 VAN ECK
                                                     EMERGING                PRICE                 WORLDWIDE
                                                     MARKETS                EQUITY                    HARD
                                                      EQUITY                INCOME                   ASSETS
                                                  ---------------------------------------------------------------
Number of shares................................        4,077                 2,193                      416
Identified cost*................................     $ 46,369              $ 41,935                 $  4,701

* The cost stated also represents the aggregate cost for Federal income tax purposes.

                                                   JANUS ASPEN              MFS(R)
                                                      SERIES                GROWTH
                                                    WORLDWIDE                WITH                    MFS(R)
                                                      GROWTH             INCOME SERIES          RESEARCH SERIES
                                                  ---------------------------------------------------------------
Purchases.......................................     $345,649              $ 12,683                 $ 46,499
Proceeds from sales.............................       19,411                 1,157                      963

                                                  MORGAN STANLEY
                                                       UIF                  T. ROWE                 VAN ECK
                                                     EMERGING                PRICE                 WORLDWIDE
                                                     MARKETS                EQUITY                    HARD
                                                      EQUITY                INCOME                   ASSETS
                                                  ---------------------------------------------------------------
Purchases.......................................     $ 41,196              $ 18,380                 $  3,737
Proceeds from sales.............................       12,928                 2,330                    1,088

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

NOTE 3--Mortality and Expense Risk and Administrative Charges:
--------------------------------------------------------------------------------

T
    he Separate Account is charged for administrative services provided and the mortality and expense risks assumed by NYLIAC. For Series I, Series II, and Series III policies these charges are made daily at an annual rate of 1.40%, 1.55%, and 1.60%, respectively of the daily net asset value of each
Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the Policyowners.

--------------------------------------------------------------------------------
NOTE 4 --Distribution of Net Income:
--------------------------------------------------------------------------------

T
    he Separate Account does not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

T

    ransactions in accumulation units for the years ended December 31, 2000 and December 31, 1999, were as follows:

                                                                   MAINSTAY VP                           MAINSTAY VP
                                                              CAPITAL APPRECIATION                     CASH MANAGEMENT
                                                           ---------------------------           ---------------------------
                                                           2000(a)              1999             2000(a)              1999
                                                           --------------------------------------------------------
SERIES I POLICIES
Units redeemed on contributions by NYLIAC..............         --                  --                --                  --
Units issued on premium payments.......................      3,837               1,403           604,129             994,277
Units redeemed on surrenders...........................     (1,216)               (761)          (14,313)             (9,939)
Units redeemed on annuity and death benefits...........       (163)               (109)           (1,838)             (1,624)
Units issued (redeemed) on net transfers from (to)
  Fixed Account........................................        648                  51            (3,589)             (6,353)
Units issued (redeemed) on transfers between Investment
  Divisions............................................      3,663               6,500           (700,084)          (833,417)
                                                           --------           --------           --------           --------
  Net increase (decrease)..............................      6,769               7,084           (115,695)           142,944
Units outstanding, beginning of year...................     23,024              15,940           248,786             105,842
                                                           --------           --------           --------           --------
Units outstanding, end of year.........................     29,793              23,024           133,091             248,786
                                                           ========           ========           ========           ========
SERIES II POLICIES
Units issued on premium payments.......................        117                  --             7,189                  --
Units redeemed on surrenders...........................         (5)                 --            (2,874)                 --
Units redeemed on annuity and death benefits...........         --                  --                --                  --
Units issued (redeemed) on net transfers from (to)
  Fixed Account........................................         --                  --               245                  --
Units issued (redeemed) on transfers between Investment
  Divisions............................................         11                  --              (486)                 --
                                                           --------           --------           --------           --------
  Net increase (decrease)..............................        123                  --             4,074                  --
Units outstanding, beginning of year...................         --                  --                --                  --
                                                           --------           --------           --------           --------
Units outstanding, end of year.........................        123                  --             4,074                  --
                                                           ========           ========           ========           ========
SERIES III POLICIES
Units issued on premium payments.......................        130                  --             2,624                  --
Units redeemed on surrenders...........................         (1)                 --               (58)                 --
Units redeemed on annuity and death benefits...........         --                  --                --                  --
Units issued (redeemed) on net transfers from (to)
  Fixed Account........................................         70                  --               122                  --
Units issued (redeemed) on transfers between Investment
  Divisions............................................         11                  --              (102)                 --
                                                           --------           --------           --------           --------
  Net increase (decrease)..............................        210                  --             2,586                  --
Units outstanding, beginning of year...................         --                  --                --                  --
                                                           --------           --------           --------           --------
Units outstanding, end of year.........................        210                  --             2,586                  --
                                                           ========           ========           ========           ========

(a) For Series II and Series III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                    MAINSTAY VP
        MAINSTAY VP           MAINSTAY VP           HIGH YIELD
        CONVERTIBLE           GOVERNMENT          CORPORATE BOND
    -------------------   -------------------   -------------------
    2000(a)      1999     2000(a)      1999     2000(a)      1999
    ---------------------------------------------------------------
       (629)         --        --          --        --          --
      1,955         178       579         287     2,139       1,369
       (220)        (92)     (283)       (184)   (1,512)     (1,120)
        (60)        (11)      (30)        (20)     (289)       (213)
        625          22       187         (19)      266         (40)
      2,376         590      (953)      1,736      (420)      3,553
    --------   --------   --------   --------   --------   --------
      4,047         687      (500)      1,800       184       3,549
      3,826       3,139     5,008       3,208    25,509      21,960
    --------   --------   --------   --------   --------   --------
      7,873       3,826     4,508       5,008    25,693      25,509
    ========   ========   ========   ========   ========   ========
        163          --        21          --        89          --
         (2)         --        --          --        (3)         --
         --          --        --          --        --          --
         (8)         --        --          --        --          --
         (3)         --         6          --        (1)         --
    --------   --------   --------   --------   --------   --------
        150          --        27          --        85          --
         --          --        --          --        --          --
    --------   --------   --------   --------   --------   --------
        150          --        27          --        85          --
    ========   ========   ========   ========   ========   ========
         59          --         4          --        45          --
         --          --        --          --        --          --
         --          --        --          --        --          --
         16          --         1          --        17          --
          6          --        --          --        (8)         --
    --------   --------   --------   --------   --------   --------
         81          --         5          --        54          --
         --          --        --          --        --          --
    --------   --------   --------   --------   --------   --------
         81          --         5          --        54          --
    ========   ========   ========   ========   ========   ========

--------------------------------------------------------------------------------

                                                                   MAINSTAY VP                           MAINSTAY VP
                                                              INTERNATIONAL EQUITY                      TOTAL RETURN
                                                           ---------------------------           ---------------------------
                                                           2000(a)              1999             2000(a)              1999
                                                           --------------------------------------------------------
SERIES I POLICIES
Units issued on premium payments.......................        155                  71             1,727                 771
Units redeemed on surrenders...........................        (68)                (31)             (765)               (492)
Units redeemed on annuity and death benefits...........        (11)                 (7)             (123)                (86)
Units issued (redeemed) on net transfers from (to)
  Fixed Account........................................         65                  11               316                 (15)
Units issued (redeemed) on transfers between Investment
  Divisions............................................        211                 148             1,363               3,195
                                                           --------           --------           --------           --------
  Net increase (decrease)..............................        352                 192             2,518               3,373
Units outstanding, beginning of year...................      1,204               1,012            14,509              11,136
                                                           --------           --------           --------           --------
Units outstanding, end of year.........................      1,556               1,204            17,027              14,509
                                                           ========           ========           ========           ========
SERIES II POLICIES
Units issued on premium payments.......................         13                  --               295                  --
Units redeemed on surrenders...........................         --                  --                --                  --
Units redeemed on annuity and death benefits...........         --                  --                --                  --
Units issued (redeemed) on net transfers from (to)
  Fixed Account........................................         --                  --                --                  --
Units issued (redeemed) on transfers between Investment
  Divisions............................................          5                  --                 2                  --
                                                           --------           --------           --------           --------
  Net increase (decrease)..............................         18                  --               297                  --
Units outstanding, beginning of year...................         --                  --                --                  --
                                                           --------           --------           --------           --------
Units outstanding, end of year.........................         18                  --               297                  --
                                                           ========           ========           ========           ========
SERIES III POLICIES
Units issued on premium payments.......................          4                  --                39                  --
Units redeemed on surrenders...........................         --                  --                --                  --
Units redeemed on annuity and death benefits...........         --                  --                --                  --
Units issued (redeemed) on net transfers from (to)
  Fixed Account........................................          8                  --                17                  --
Units issued (redeemed) on transfers between Investment
  Divisions............................................         --                  --                --                  --
                                                           --------           --------           --------           --------
  Net increase (decrease)..............................         12                  --                56                  --
Units outstanding, beginning of year...................         --                  --                --                  --
                                                           --------           --------           --------           --------
Units outstanding, end of year.........................         12                  --                56                  --
                                                           ========           ========           ========           ========

(a) For Series II and Series III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

        MAINSTAY VP           MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
           VALUE                 BOND              GROWTH EQUITY        INDEXED EQUITY
    -------------------   -------------------   -------------------   -------------------
    2000(a)      1999     2000(a)      1999     2000(a)      1999     2000(a)      1999
    -------------------------------------------------------------------------------------
        591         385       418         458     2,211         711     3,173       1,556
       (564)       (400)     (356)       (292)     (586)       (319)   (1,266)       (763)
        (76)        (54)      (64)        (56)      (64)        (45)     (201)       (120)
         80          (5)      202          28       501          63     1,047         188
       (850)       (148)     (483)      1,740     2,331       2,672     3,037       6,369
    --------   --------   --------   --------   --------   --------   --------   --------
       (819)       (222)     (283)      1,878     4,393       3,082     5,790       7,230
      9,782      10,004     6,871       4,993    11,321       8,239    24,805      17,575
    --------   --------   --------   --------   --------   --------   --------   --------
      8,963       9,782     6,588       6,871    15,714      11,321    30,595      24,805
    ========   ========   ========   ========   ========   ========   ========   ========
         22          --        17          --       141          --       142          --
         --          --        --          --        (2)         --        (4)         --
         --          --        --          --        --          --        --          --
         --          --        --          --        (3)         --        (4)         --
         --          --        (1)         --         3          --         1          --
    --------   --------   --------   --------   --------   --------   --------   --------
         22          --        16          --       139          --       135          --
         --          --        --          --        --          --        --          --
    --------   --------   --------   --------   --------   --------   --------   --------
         22          --        16          --       139          --       135          --
    ========   ========   ========   ========   ========   ========   ========   ========
          6          --        13          --        86          --       176          --
         --          --        --          --        (2)         --        --          --
         --          --        --          --        --          --        --          --
          1          --         5          --        76          --        38          --
         --          --        --          --         3          --         3          --
    --------   --------   --------   --------   --------   --------   --------   --------
          7          --        18          --       163          --       217          --
         --          --        --          --        --          --        --          --
    --------   --------   --------   --------   --------   --------   --------   --------
          7          --        18          --       163          --       217          --
    ========   ========   ========   ========   ========   ========   ========   ========

--------------------------------------------------------------------------------

                                                         MAINSTAY VP           MAINSTAY VP
                                                      AMERICAN CENTURY        DREYFUS LARGE
                                                       INCOME & GROWTH        COMPANY VALUE
                                                     -------------------   -------------------
                                                     2000(a)      1999     2000(a)      1999
                                                     -----------------------------------------
SERIES I POLICIES
Units redeemed on contributions by NYLIAC..........       --          --        --          --
Units issued on premium payments...................      611         370       371         123
Units redeemed on surrenders.......................     (157)        (75)      (87)        (43)
Units redeemed on annuity and death benefits.......      (16)        (14)      (29)         (3)
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................      386         127       231          80
Units issued (redeemed) on transfers between
  Investment Divisions.............................      633       1,326       473         611
                                                     --------   --------   --------   --------
  Net increase (decrease)..........................    1,457       1,734       959         768
Units outstanding, beginning of year...............    3,997       2,263     2,397       1,629
                                                     --------   --------   --------   --------
Units outstanding, end of year.....................    5,454       3,997     3,356       2,397
                                                     ========   ========   ========   ========
SERIES II POLICIES
Units issued on premium payments...................       17          --        13          --
Units redeemed on surrenders.......................       --          --        (1)         --
Units redeemed on annuity and death benefits.......       --          --        --          --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................       --          --        --          --
Units issued (redeemed) on transfers between
  Investment Divisions.............................       --          --         5          --
                                                     --------   --------   --------   --------
  Net increase (decrease)..........................       17          --        17          --
Units outstanding, beginning of year...............       --          --        --          --
                                                     --------   --------   --------   --------
Units outstanding, end of year.....................       17          --        17          --
                                                     ========   ========   ========   ========
SERIES III POLICIES
Units issued on premium payments...................       10          --         6          --
Units redeemed on surrenders.......................       --          --        --          --
Units redeemed on annuity and death benefits.......       --          --        --          --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................       14          --         8          --
Units issued (redeemed) on transfers between
  Investment Divisions.............................       --          --        --          --
                                                     --------   --------   --------   --------
  Net increase (decrease)..........................       24          --        14          --
Units outstanding, beginning of year...............       --          --        --          --
                                                     --------   --------   --------   --------
Units outstanding, end of year.....................       24          --        14          --
                                                     ========   ========   ========   ========

(a) For Series II and Series III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

        MAINSTAY VP
        EAGLE ASSET           MAINSTAY VP                                     CALVERT
        MANAGEMENT            LORD ABBETT          ALGER AMERICAN             SOCIAL
       GROWTH EQUITY       DEVELOPING GROWTH    SMALL CAPITALIZATION         BALANCED
    -------------------   -------------------   ---------------------   -------------------
    2000(a)      1999     2000(a)      1999      2000(a)      1999      2000(a)      1999
    ---------------------------------------------------------------------------------------
       (880)         --        --          --         --          --         --          --
      2,728         247       325         164      1,664         263        227          69
       (212)        (27)     (112)        (39)      (221)        (74)       (56)        (22)
 ...     (29)         (2)       (4)         --        (24)        (13)        (9)         (3)
 ...     780          76       141          55        726          90        104          22
      4,206       1,028       515         523      2,449         893        231         327
    --------   --------   --------   --------   --------    --------    --------   --------
      6,593       1,322       865         703      4,594       1,159        497         393
      2,730       1,408     2,276       1,573      3,063       1,904        987         594
    --------   --------   --------   --------   --------    --------    --------   --------
      9,323       2,730     3,141       2,276      7,657       3,063      1,484         987
    ========   ========   ========   ========   ========    ========    ========   ========
         69          --         9          --         68          --         11          --
         (7)         --        --          --         (1)         --         --          --
         --          --        --          --         --          --         --          --
         (5)         --        --          --         (2)         --         --          --
         (2)         --        --          --          4          --         --          --
    --------   --------   --------   --------   --------    --------    --------   --------
         55          --         9          --         69          --         11          --
         --          --        --          --         --          --         --          --
    --------   --------   --------   --------   --------    --------    --------   --------
         55          --         9          --         69          --         11          --
    ========   ========   ========   ========   ========    ========    ========   ========
        149          --        23          --         94          --         11          --
         (5)         --        --          --         (5)         --         --          --
         --          --        --          --         --          --         --          --
         73          --         2          --         52          --         10          --
        (10)         --       (21)         --          1          --         (2)         --
    --------   --------   --------   --------   --------    --------    --------   --------
        207          --         4          --        142          --         19          --
         --          --        --          --         --          --         --          --
    --------   --------   --------   --------   --------    --------    --------   --------
        207          --         4          --        142          --         19          --
    ========   ========   ========   ========   ========    ========    ========   ========

--------------------------------------------------------------------------------

                                                          FIDELITY              FIDELITY
                                                           VIP II                  VIP
                                                        CONTRAFUND(R)         EQUITY-INCOME
                                                     -------------------   -------------------
                                                     2000(a)      1999     2000(a)      1999
                                                     -----------------------------------------
SERIES I POLICIES
Units issued on premium payments...................    2,249       1,197     1,137         571
Units redeemed on surrenders.......................     (651)       (318)     (442)       (252)
Units redeemed on annuity and death benefits.......      (67)        (34)      (54)        (46)
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................    1,280         248       533         131
Units issued (redeemed) on transfers between
  Investment Divisions.............................    2,168       3,889       449       1,885
                                                     --------   --------   --------   --------
  Net increase (decrease)..........................    4,979       4,982     1,623       2,289
Units outstanding, beginning of year...............   12,004       7,022     8,139       5,850
                                                     --------   --------   --------   --------
Units outstanding, end of year.....................   16,983      12,004     9,762       8,139
                                                     ========   ========   ========   ========
SERIES II POLICIES
Units issued on premium payments...................       45          --        24          --
Units redeemed on surrenders.......................       (1)         --        --          --
Units redeemed on annuity and death benefits.......       --          --        --          --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................       --          --        --          --
Units issued (redeemed) on transfers between
  Investment Divisions.............................        2          --         3          --
                                                     --------   --------   --------   --------
  Net increase (decrease)..........................       46          --        27          --
Units outstanding, beginning of year...............       --          --        --          --
                                                     --------   --------   --------   --------
Units outstanding, end of year.....................       46          --        27          --
                                                     ========   ========   ========   ========
SERIES III POLICIES
Units issued on premium payments...................      101          --        18          --
Units redeemed on surrenders.......................       --          --        --          --
Units redeemed on annuity and death benefits.......       --          --        --          --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................       47          --         8          --
Units issued (redeemed) on transfers between
  Investment Divisions.............................       (1)         --        --          --
                                                     --------   --------   --------   --------
  Net increase (decrease)..........................      147          --        26          --
Units outstanding, beginning of year...............       --          --        --          --
                                                     --------   --------   --------   --------
Units outstanding, end of year.....................      147          --        26          --
                                                     ========   ========   ========   ========

(a) For Series II and Series III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                              JANUS ASPEN
        JANUS ASPEN             SERIES
          SERIES               WORLDWIDE        MFS(R) GROWTH WITH      MFS(R) RESEARCH
         BALANCED               GROWTH             INCOME SERIES            SERIES
    -------------------   -------------------   -------------------   -------------------
    2000(a)      1999     2000(a)      1999     2000(a)      1999     2000(a)      1999
    -------------------------------------------------------------------------------------
      5,644       1,688     4,553         986       457         255     1,163         252
     (1,051)       (403)     (748)       (353)      (84)        (31)      (86)        (14)
       (154)        (69)     (102)        (49)      (18)         (3)      (16)         --
      2,184         504     1,451         233       291         132       598         125
      7,227       8,437     5,702       4,144       364         897     1,396         384
    --------   --------   --------   --------   --------   --------   --------   --------
     13,850      10,157    10,856       4,961     1,010       1,250     3,055         747
     16,575       6,418    12,816       7,855     1,685         435       999         252
    --------   --------   --------   --------   --------   --------   --------   --------
     30,425      16,575    23,672      12,816     2,695       1,685     4,054         999
    ========   ========   ========   ========   ========   ========   ========   ========
        157          --       135          --        10          --        74          --
         --          --        (8)         --        --          --        (1)         --
         --          --        --          --        --          --        --          --
         --          --        (2)         --        --          --        (8)         --
          3          --         2          --         1          --         1          --
    --------   --------   --------   --------   --------   --------   --------   --------
        160          --       127          --        11          --        66          --
         --          --        --          --        --          --        --          --
    --------   --------   --------   --------   --------   --------   --------   --------
        160          --       127          --        11          --        66          --
    ========   ========   ========   ========   ========   ========   ========   ========
        189          --       229          --         7          --        96          --
         (2)         --        (6)         --        --          --        (4)         --
         --          --        --          --        --          --        --          --
        106          --       106          --        25          --        62          --
          1          --         4          --        --          --        25          --
    --------   --------   --------   --------   --------   --------   --------   --------
        294          --       333          --        32          --       179          --
         --          --        --          --        --          --        --          --
    --------   --------   --------   --------   --------   --------   --------   --------
        294          --       333          --        32          --       179          --
    ========   ========   ========   ========   ========   ========   ========   ========

--------------------------------------------------------------------------------

                                                       MORGAN STANLEY
                                                             UIF                                       VAN ECK
                                                          EMERGING            T. ROWE PRICE           WORLDWIDE
                                                       MARKETS EQUITY         EQUITY INCOME          HARD ASSETS
                                                     -------------------   -------------------   -------------------
                                                     2000(a)      1999     2000(a)      1999     2000(a)      1999
                                                     ------------------------------------------------------------
SERIES I POLICIES
Units issued on premium payments...................      721         156       583         262        66          36
Units redeemed on surrenders.......................     (118)        (61)     (143)        (71)      (17)         (3)
Units redeemed on annuity and death benefits.......      (11)         (4)      (17)         (6)       (8)         --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................      233          51       331         112        24          (8)
Units issued (redeemed) on transfers between
  Investment Divisions.............................      874         676       538       1,095       188         138
                                                     --------   --------   --------   --------   --------   --------
  Net increase (decrease)..........................    1,699         818     1,292       1,392       253         163
Units outstanding, beginning of year...............    1,659         841     2,387         995       216          53
                                                     --------   --------   --------   --------   --------   --------
Units outstanding, end of year.....................    3,358       1,659     3,679       2,387       469         216
                                                     ========   ========   ========   ========   ========   ========
SERIES II POLICIES
Units issued on premium payments...................        7          --         5          --         2          --
Units redeemed on surrenders.......................       (1)         --        --          --        --          --
Units redeemed on annuity and death benefits.......       --          --        --          --        --          --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................       --          --        --          --        --          --
Units issued (redeemed) on transfers between
  Investment Divisions.............................       --          --         8          --        --          --
                                                     --------   --------   --------   --------   --------   --------
  Net increase (decrease)..........................        6          --        13          --         2          --
Units outstanding, beginning of year...............       --          --        --          --        --          --
                                                     --------   --------   --------   --------   --------   --------
Units outstanding, end of year.....................        6          --        13          --         2          --
                                                     ========   ========   ========   ========   ========   ========

SERIES III POLICIES
Units issued on premium payments...................        4          --         6          --        --          --
Units redeemed on surrenders.......................       --          --        --          --        --          --
Units redeemed on annuity and death benefits.......       --          --        --          --        --          --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................        3          --         6          --        --          --
Units issued (redeemed) on transfers between
  Investment Divisions.............................       --          --        (3)         --         5          --
                                                     --------   --------   --------   --------   --------   --------
  Net increase (decrease)..........................        7          --         9          --         5          --
Units outstanding, beginning of year...............       --          --        --          --        --          --
                                                     --------   --------   --------   --------   --------   --------
Units outstanding, end of year.....................        7          --         9          --         5          --
                                                     ========   ========   ========   ========   ========   ========

(a) For Series II and Series III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 6--Selected Per Unit Data+:
--------------------------------------------------------------------------------

T
    he following table presents selected per accumulation unit income and capital changes (for an accumulation unit outstanding throughout each year) with respect to each Investment Division of the Separate Account:


                                                                             MAINSTAY VP
                                                                        CAPITAL APPRECIATION
                                                           -----------------------------------------------
                                                           2000(c)    1999      1998      1997      1996
                                                           -----------------------------------------------
SERIES I POLICIES
Unit value, beginning of year...........................   $28.55    $23.09    $16.95    $13.92    $11.89
Net investment income (loss)............................    (0.40)    (0.34)    (0.25)    (0.22)    (0.17)
Net realized and unrealized gains (losses) on security
 transactions and realized gain distributions
 received...............................................    (3.01)     5.80      6.39      3.25      2.20
                                                           ------    ------    ------    ------    ------
Unit value, end of year.................................   $25.14    $28.55    $23.09    $16.95    $13.92
                                                           ======    ======    ======    ======    ======
SERIES II POLICIES
Unit value, beginning of year...........................   $10.00    $   --    $   --    $   --    $   --
Net investment income (loss)............................    (0.09)       --        --        --        --
Net realized and unrealized gains (losses) on security
 transactions and realized gain distributions
 received...............................................    (0.43)       --        --        --        --
                                                           ------    ------    ------    ------    ------
Unit value, end of year.................................   $ 9.48    $   --    $   --    $   --    $   --
                                                           ======    ======    ======    ======    ======
SERIES III POLICIES
Unit value, beginning of year...........................   $10.00    $   --    $   --    $   --    $   --
Net investment income (loss)............................    (0.05)       --        --        --        --
Net realized and unrealized gains (losses) on security
 transactions and realized gain distributions
 received...............................................    (1.28)       --        --        --        --
                                                           ------    ------    ------    ------    ------
Unit value, end of year.................................   $ 8.67    $   --    $   --    $   --    $   --
                                                           ======    ======    ======    ======    ======

                                                                                 MAINSTAY VP
                                                                                 GOVERNMENT
                                                               -----------------------------------------------
                                                               2000(c)    1999      1998      1997      1996
                                                               -----------------------------------------------
SERIES I POLICIES
Unit value, beginning of year...........................       $11.98    $12.37    $11.51    $10.66    $10.57
Net investment income (loss)............................         0.70      0.53      0.70      0.69      0.86
Net realized and unrealized gains (losses) on security
 transactions and realized gain distributions
 received...............................................         0.58     (0.92)     0.16      0.16     (0.77)
                                                               ------    ------    ------    ------    ------
Unit value, end of year.................................       $13.26    $11.98    $12.37    $11.51    $10.66
                                                               ======    ======    ======    ======    ======
SERIES II POLICIES
Unit value, beginning of year...........................       $10.00    $   --    $   --    $   --    $   --
Net investment income (loss)............................         1.45        --        --        --        --
Net realized and unrealized gains (losses) on security
 transactions and realized gain distributions
 received...............................................        (0.85)       --        --        --        --
                                                               ------    ------    ------    ------    ------
Unit value, end of year.................................       $10.60    $   --    $   --    $   --    $   --
                                                               ======    ======    ======    ======    ======
SERIES III POLICIES
Unit value, beginning of year...........................       $10.00    $   --    $   --    $   --    $   --
Net investment income (loss)............................         1.13        --        --        --        --
Net realized and unrealized gains (losses) on security
 transactions and realized gain distributions
 received...............................................        (0.64)       --        --        --        --
                                                               ------    ------    ------    ------    ------
Unit value, end of year.................................       $10.49    $   --    $   --    $   --    $   --
                                                               ======    ======    ======    ======    ======

 +  Per unit data based on average monthly units outstanding during the year.
(a) For the period October 1, 1996 (Commencement of Operations) through December 31, 1996.
(b) For the period May 1, 1998 (Commencement of Operations) through December 31, 1998.
(c) For Series II and Series III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                      MAINSTAY VP                                       MAINSTAY VP
                    CASH MANAGEMENT                                     CONVERTIBLE
    -----------------------------------------------   -----------------------------------------------
    2000(c)    1999      1998      1997      1996     2000(C)    1999      1998      1997     1996(A)
    -------------------------------------------------------------------------------------------------
    $ 1.18    $ 1.14    $ 1.10    $ 1.06    $ 1.03    $17.00    $12.14    $11.78    $10.35    $10.00
      0.05      0.04      0.04      0.04      0.04      0.48      0.45      0.49      0.38      0.08
      0.01        --        --        --     (0.01)    (1.56)     4.41     (0.13)     1.05      0.27
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $ 1.24    $ 1.18    $ 1.14    $ 1.10    $ 1.06    $15.92    $17.00    $12.14    $11.78    $10.35
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $ 1.00    $   --    $   --    $   --    $   --    $10.00    $   --    $   --    $   --    $   --
      0.03        --        --        --        --      0.35        --        --        --        --
        --        --        --        --        --     (1.31)       --        --        --        --
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $ 1.03    $   --    $   --    $   --    $   --    $ 9.04    $   --    $   --    $   --    $   --
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $ 1.00    $   --    $   --    $   --    $   --    $10.00    $   --    $   --    $   --    $   --
      0.02        --        --        --        --      0.49        --        --        --        --
        --        --        --        --        --     (1.82)       --        --        --        --
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $ 1.02    $   --    $   --    $   --    $   --    $ 8.67    $   --    $   --    $   --    $   --
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======

                      MAINSTAY VP
                      HIGH YIELD                                        MAINSTAY VP
                    CORPORATE BOND                                 INTERNATIONAL EQUITY
    -----------------------------------------------   -----------------------------------------------
    2000(c)    1999      1998      1997      1996     2000(C)    1999      1998      1997      1996
    -------------------------------------------------------------------------------------------------
    $15.72    $14.12    $13.95    $12.52    $10.83    $18.88    $14.95    $12.32    $11.88    $10.90
      1.75      1.69      1.31      1.05      1.02     (0.11)    (0.16)     0.16      0.90      0.87
          )
     (2.88     (0.09)    (1.14)     0.38      0.67     (3.51)     4.09      2.47     (0.46)     0.11
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $14.59    $15.72    $14.12    $13.95    $12.52    $15.26    $18.88    $14.95    $12.32    $11.88
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $10.00    $   --    $   --    $   --    $   --    $10.00    $   --    $   --    $   --    $   --
      1.92        --        --        --        --     (0.02)       --        --        --        --
          )
     (2.63        --        --        --        --     (0.63)       --        --        --        --
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $ 9.29    $   --    $   --    $   --    $   --    $ 9.35    $   --    $   --    $   --    $   --
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $10.00    $   --    $   --    $   --    $   --    $10.00    $   --    $   --    $   --    $   --
      2.13        --        --        --        --      0.07        --        --        --        --
          )
     (2.98        --        --        --        --     (0.67)       --        --        --        --
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $ 9.15    $   --    $   --    $   --    $   --    $ 9.40    $   --    $   --    $   --    $   --
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======

--------------------------------------------------------------------------------

                                                                                 MAINSTAY VP
                                                                                TOTAL RETURN
                                                               -----------------------------------------------
                                                               2000(c)    1999      1998      1997      1996
                                                               -----------------------------------------------
SERIES I POLICIES
Unit value, beginning of year...........................       $21.09    $18.28    $14.58    $12.55    $11.36
Net investment income (loss)............................         0.16      0.11      0.17      0.17      0.27
Net realized and unrealized gains (losses) on security
 transactions and realized gain distributions
 received...............................................        (1.36)     2.70      3.53      1.86      0.92
                                                               ------    ------    ------    ------    ------
Unit value, end of year.................................       $19.89    $21.09    $18.28    $14.58    $12.55
                                                               ======    ======    ======    ======    ======
SERIES II POLICIES
Unit value, beginning of year...........................       $10.00    $   --    $   --    $   --    $   --
Net investment income (loss)............................         0.17        --        --        --        --
Net realized and unrealized gains (losses) on security
 transactions and realized gain distributions
 received...............................................        (0.97)       --        --        --        --
                                                               ------    ------    ------    ------    ------
Unit value, end of year.................................       $ 9.20    $   --    $   --    $   --    $   --
                                                               ======    ======    ======    ======    ======
SERIES III POLICIES
Unit value, beginning of year...........................       $10.00    $   --    $   --    $   --    $   --
Net investment income (loss)............................         0.34        --        --        --        --
Net realized and unrealized gains (losses) on security
 transactions
 and realized gain distributions received...............        (1.52)       --        --        --        --
                                                               ------    ------    ------    ------    ------
Unit value, end of year.................................       $ 8.82    $   --    $   --    $   --    $   --
                                                               ======    ======    ======    ======    ======

                                                                                 MAINSTAY VP
                                                                                GROWTH EQUITY
                                                               -----------------------------------------------
                                                               2000(c)    1999      1998      1997      1996
                                                               -----------------------------------------------
SERIES I POLICIES
Unit value, beginning of year...........................       $28.02    $21.87    $17.52    $14.01    $11.42
Net investment income (loss)............................        (0.22)    (0.16)    (0.07)    (0.06)     0.05
Net realized and unrealized gains (losses) on security
 transactions
 and realized gain distributions received...............        (1.09)     6.31      4.42      3.57      2.54
                                                               ------    ------    ------    ------    ------
Unit value, end of year.................................       $26.71    $28.02    $21.87    $17.52    $14.01
                                                               ======    ======    ======    ======    ======
SERIES II POLICIES
Unit value, beginning of year...........................       $10.00    $   --    $   --    $   --    $   --
Net investment income (loss)............................        (0.01)       --        --        --        --
Net realized and unrealized gains (losses) on security
 transactions
 and realized gain distributions received...............        (0.62)       --        --        --        --
                                                               ------    ------    ------    ------    ------
Unit value, end of year.................................       $ 9.37    $   --    $   --    $   --    $   --
                                                               ======    ======    ======    ======    ======
SERIES III POLICIES
Unit value, beginning of year...........................       $10.00    $   --    $   --    $   --    $   --
Net investment income (loss)............................         0.08        --        --        --        --
Net realized and unrealized gains (losses) on security
 transactions
 and realized gain distributions received...............        (0.64)       --        --        --        --
                                                               ------    ------    ------    ------    ------
Unit value, end of year.................................       $ 9.44    $   --    $   --    $   --    $   --
                                                               ======    ======    ======    ======    ======

 +  Per unit data based on average monthly units outstanding during the year.
(a) For the period October 1, 1996 (Commencement of Operations) through December 31, 1996.
(b) For the period May 1, 1998 (Commencement of Operations) through December 31, 1998.
(c) For Series II and Series III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                      MAINSTAY VP                                       MAINSTAY VP
                         VALUE                                             BOND
    -----------------------------------------------   -----------------------------------------------
    2000(c)    1999      1998      1997      1996     2000(c)    1999      1998      1997      1996
    -------------------------------------------------------------------------------------------------
    $16.91    $15.76    $16.67    $13.76    $11.32    $12.02    $12.37    $11.50    $10.64    $10.57
        --     (0.03)     0.04      0.07      0.11      0.66      0.63      0.80      0.76      0.99
      1.91      1.18     (0.95)     2.84      2.33      0.33     (0.98)     0.07      0.10     (0.92)
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $18.82    $16.91    $15.76    $16.67    $13.76    $13.01    $12.02    $12.37    $11.50    $10.64
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $10.00    $   --    $   --    $   --    $   --    $10.00    $   --    $   --    $   --    $   --
      0.11        --        --        --        --      1.15        --        --        --        --
      0.93        --        --        --        --     (0.53)       --        --        --        --
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $11.04    $   --    $   --    $   --    $   --    $10.62    $   --    $   --    $   --    $   --
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $10.00    $   --    $   --    $   --    $   --    $10.00    $   --    $   --    $   --    $   --
      0.24        --        --        --        --      1.03        --        --        --        --
      0.33        --        --        --        --     (0.60)       --        --        --        --
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $10.57    $   --    $   --    $   --    $   --    $10.43    $   --    $   --    $   --    $   --
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======

                                                              MAINSTAY VP                   MAINSTAY VP
                      MAINSTAY VP                          AMERICAN CENTURY                   DREYFUS
                    INDEXED EQUITY                          INCOME & GROWTH             LARGE COMPANY VALUE
    -----------------------------------------------   ---------------------------   ---------------------------
    2000(c)    1999      1998      1997      1996     2000(c)    1999     1998(b)   2000(c)    1999     1998(b)
    -----------------------------------------------------------------------------------------------------------
    $27.60    $23.19    $18.30    $13.97    $11.58    $12.59    $10.86    $10.00    $10.72    $10.19    $10.00
     (0.12)    (0.06)       --      0.09      0.21     (0.09)    (0.06)    (0.02)    (0.07)    (0.05)    (0.03)
          )
     (2.80      4.47      4.89      4.24      2.18     (1.42)     1.79      0.88      0.62      0.58      0.22
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $24.68    $27.60    $23.19    $18.30    $13.97    $11.08    $12.59    $10.86    $11.27    $10.72    $10.19
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $10.00    $   --    $   --    $   --    $   --    $10.00    $   --    $   --    $10.00    $   --    $   --
      0.05        --        --        --        --      0.02        --        --      0.03        --        --
          )
     (0.65        --        --        --        --     (0.81)       --        --      0.46        --        --
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $ 9.40    $   --    $   --    $   --    $   --    $ 9.21    $   --    $   --    $10.49    $   --    $   --
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $10.00    $   --    $   --    $   --    $   --    $10.00    $   --    $   --    $10.00    $   --    $   --
      0.19        --        --        --        --      0.07        --        --      0.07        --        --
          )
     (1.03        --        --        --        --     (1.02)       --        --      0.30        --        --
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $ 9.16    $   --    $   --    $   --    $   --    $ 9.05    $   --    $   --    $10.37    $   --    $   --
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======

--------------------------------------------------------------------------------

                                                                       MAINSTAY VP
                                                                       EAGLE ASSET                MAINSTAY VP LORD
                                                                       MANAGEMENT                      ABBETT
                                                                         GROWTH                      DEVELOPING
                                                                         EQUITY                        GROWTH
                                                               ---------------------------   ---------------------------
                                                               2000(c)    1999     1998(b)   2000(c)    1999     1998(b)
                                                               ---------------------------------------------------
SERIES I POLICIES
Unit value, beginning of year...........................       $19.06    $11.68    $10.00    $11.89    $ 9.12    $10.00
Net investment income (loss)............................        (0.28)    (0.19)    (0.09)    (0.15)     0.10     (0.08)
Net realized and unrealized gains (losses) on security
 transactions
 and realized gain distributions received...............        (1.86)     7.57      1.77     (2.25)     2.67     (0.80)
                                                               ------    ------    ------    ------    ------    ------
Unit value, end of year.................................       $16.92    $19.06    $11.68    $ 9.49    $11.89    $ 9.12
                                                               ======    ======    ======    ======    ======    ======
SERIES II POLICIES
Unit value, beginning of year...........................       $10.00    $   --    $   --    $10.00    $   --    $   --
Net investment income (loss)............................        (0.10)       --        --     (0.02)       --        --
Net realized and unrealized gains (losses) on security
 transactions
 and realized gain distributions received...............        (0.39)       --        --     (0.85)       --        --
                                                               ------    ------    ------    ------    ------    ------
Unit value, end of year.................................       $ 9.51    $   --    $   --    $ 9.13    $   --    $   --
                                                               ======    ======    ======    ======    ======    ======
SERIES III POLICIES
Unit value, beginning of year...........................       $10.00    $   --    $   --    $10.00    $   --    $   --
Net investment income (loss)............................        (0.05)       --        --     (0.07)       --        --
Net realized and unrealized gains (losses) on security
 transactions
 and realized gain distributions received...............        (1.82)       --        --     (0.74)       --        --
                                                               ------    ------    ------    ------    ------    ------
Unit value, end of year.................................       $ 8.13    $   --    $   --    $ 9.19    $   --    $   --
                                                               ======    ======    ======    ======    ======    ======

                                                                                  FIDELITY
                                                                                   VIP II
                                                                                CONTRAFUND(R)
                                                               -----------------------------------------------
                                                               2000(c)    1999      1998      1997     1996(a)
                                                               -----------------------------------------------
SERIES I POLICIES
Unit value, beginning of year...........................       $20.44    $16.68    $13.01    $10.63    $10.00
Net investment income (loss)............................        (0.22)    (0.19)    (0.14)    (0.14)    (0.03)
Net realized and unrealized gains (losses) on security
 transactions
 and realized gain distributions received...............        (1.40)     3.95      3.81      2.52      0.66
                                                               ------    ------    ------    ------    ------
Unit value, end of year.................................       $18.82    $20.44    $16.68    $13.01    $10.63
                                                               ======    ======    ======    ======    ======
SERIES II POLICIES
Unit value, beginning of year...........................       $10.00    $   --    $   --    $   --    $   --
Net investment income (loss)............................        (0.09)       --        --        --        --
Net realized and unrealized gains (losses) on security
 transactions
 and realized gain distributions received...............         0.02        --        --        --        --
                                                               ------    ------    ------    ------    ------
Unit value, end of year.................................       $ 9.93    $   --    $   --    $   --    $   --
                                                               ======    ======    ======    ======    ======
SERIES III POLICIES
Unit value, beginning of year...........................       $10.00    $   --    $   --    $   --    $   --
Net investment income (loss)............................        (0.05)       --        --        --        --
Net realized and unrealized gains (losses) on security
 transactions
 and realized gain distributions received...............        (0.39)       --        --        --        --
                                                               ------    ------    ------    ------    ------
Unit value, end of year.................................       $ 9.56    $   --    $   --    $   --    $   --
                                                               ======    ======    ======    ======    ======

 +  Per unit data based on average monthly units outstanding during the year.
(a) For the period October 1, 1996 (Commencement of Operations) through December 31, 1996.
(b) For the period May 1, 1998 (Commencement of Operations) through December 31, 1998.
(c) For Series II and Series III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                         ALGER
                       AMERICAN                                           CALVERT
                         SMALL                                            SOCIAL
                    CAPITALIZATION                                       BALANCED
    -----------------------------------------------   -----------------------------------------------
    2000(c)    1999      1998      1997     1996(a)   2000(c)    1999      1998      1997      1996
    -------------------------------------------------------------------------------------------------
    $16.93    $11.97    $10.51    $ 9.57    $10.00    $18.72    $16.92    $14.76    $12.46    $11.22
     (0.22)    (0.18)    (0.15)    (0.14)    (0.02)     0.10      0.27      0.29      0.31      0.35
          )
     (4.55      5.14      1.61      1.08     (0.41)    (0.93)     1.53      1.87      1.99      0.89
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $12.16    $16.93    $11.97    $10.51    $ 9.57    $17.89    $18.72    $16.92    $14.76    $12.46
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $10.00    $   --    $   --    $   --    $   --    $10.00    $   --    $   --    $   --    $   --
     (0.10)       --        --        --        --      0.24        --        --        --        --
          )
     (1.34        --        --        --        --     (0.88)       --        --        --        --
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $ 8.56    $   --    $   --    $   --    $   --    $ 9.36    $   --    $   --    $   --    $   --
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $10.00    $   --    $   --    $   --    $   --    $10.00    $   --    $   --    $   --    $   --
     (0.05)       --        --        --        --      0.21        --        --        --        --
          )
     (2.00        --        --        --        --     (1.11)       --        --        --        --
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $ 7.95    $   --    $   --    $   --    $   --    $ 9.10    $   --    $   --    $   --    $   --
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======

                       FIDELITY                                         JANUS ASPEN
                          VIP                                             SERIES
                     EQUITY-INCOME                                       BALANCED
    -----------------------------------------------   -----------------------------------------------
    2000(c)    1999      1998      1997     1996(a)   2000(c)    1999      1998      1997     1996(a)
    -------------------------------------------------------------------------------------------------
    $15.23    $14.53    $13.20    $10.45    $10.00    $20.40    $16.32    $12.32    $10.24    $10.00
      0.03     (0.03)    (0.08)    (0.13)    (0.02)     0.31      0.25      0.42      0.28      0.17
      1.03      0.73      1.41      2.88      0.47     (1.05)     3.83      3.58      1.80      0.07
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $16.29    $15.23    $14.53    $13.20    $10.45    $19.66    $20.40    $16.32    $12.32    $10.24
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $10.00    $   --    $   --    $   --    $   --    $10.00    $   --    $   --    $   --    $   --
     (0.08)       --        --        --        --      0.14        --        --        --        --
      0.73        --        --        --        --      0.10        --        --        --        --
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $10.65    $   --    $   --    $   --    $   --    $10.24    $   --    $   --    $   --    $   --
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $10.00    $   --    $   --    $   --    $   --    $10.00    $   --    $   --    $   --    $   --
     (0.05)       --        --        --        --      0.12        --        --        --        --
      0.56        --        --        --        --     (0.47)       --        --        --        --
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $10.51    $   --    $   --    $   --    $   --    $ 9.65    $   --    $   --    $   --    $   --
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======

--------------------------------------------------------------------------------

                                                                                 JANUS ASPEN
                                                                                   SERIES
                                                                                  WORLDWIDE
                                                                                   GROWTH
                                                               -----------------------------------------------
                                                               2000(C)    1999      1998      1997     1996(A)
                                                               -----------------------------------------------
SERIES I POLICIES
Unit value, beginning of year...........................       $25.73    $15.86    $12.48    $10.36    $10.00
Net investment income (loss)............................        (0.24)    (0.23)     0.20     (0.03)     0.08
Net realized and unrealized gains (losses) on security
 transactions
 and realized gain distributions received...............        (4.10)    10.10      3.18      2.15      0.28
                                                               ------    ------    ------    ------    ------
Unit value, end of year.................................       $21.39    $25.73    $15.86    $12.48    $10.36
                                                               ======    ======    ======    ======    ======
SERIES II POLICIES
Unit value, beginning of year...........................       $10.00    $   --    $   --    $   --    $   --
Net investment income (loss)............................        (0.06)       --        --        --        --
Net realized and unrealized gains (losses) on security
 transactions
 and realized gain distributions received...............        (0.78)       --        --        --        --
                                                               ------    ------    ------    ------    ------
Unit value, end of year.................................       $ 9.16    $   --    $   --    $   --    $   --
                                                               ======    ======    ======    ======    ======
SERIES III POLICIES
Unit value, beginning of year...........................       $10.00    $   --    $   --    $   --    $   --
Net investment income (loss)............................        (0.02)       --        --        --        --
Net realized and unrealized gains (losses) on security
 transactions
 and realized gain distributions received...............        (1.56)       --        --        --        --
                                                               ------    ------    ------    ------    ------
Unit value, end of year.................................       $ 8.42    $   --    $   --    $   --    $   --
                                                               ======    ======    ======    ======    ======

                                                                         T. ROWE                       VAN ECK
                                                                          PRICE                       WORLDWIDE
                                                                         EQUITY                         HARD
                                                                         INCOME                        ASSETS
                                                               ---------------------------   ---------------------------
                                                               2000(C)    1999     1998(B)   2000(C)    1999     1998(B)
                                                               ---------------------------------------------------
SERIES I POLICIES
Unit value, beginning of year...........................       $10.36    $10.13    $10.00    $ 9.57    $ 8.02    $10.00
Net investment income (loss)............................         0.07      0.07      0.08     (0.06)    (0.07)    (0.06)
Net realized and unrealized gains (losses) on security
 transactions
 and realized gain distributions received...............         1.12      0.16      0.05      1.00      1.62     (1.92)
                                                               ------    ------    ------    ------    ------    ------
Unit value, end of year.................................       $11.55    $10.36    $10.13    $10.51    $ 9.57    $ 8.02
                                                               ======    ======    ======    ======    ======    ======
SERIES II POLICIES
Unit value, beginning of year...........................       $10.00    $   --    $   --    $10.00    $   --    $   --
Net investment income (loss)............................         0.05        --        --     (0.04)       --        --
Net realized and unrealized gains (losses) on security
 transactions
 and realized gain distributions received...............         1.03        --        --      0.52        --        --
                                                               ------    ------    ------    ------    ------    ------
Unit value, end of year.................................       $11.08    $   --    $   --    $10.48    $   --    $   --
                                                               ======    ======    ======    ======    ======    ======
SERIES III POLICIES
Unit value, beginning of year...........................       $10.00    $   --    $   --    $10.00    $   --    $   --
Net investment income (loss)............................         0.05        --        --     (0.01)       --        --
Net realized and unrealized gains (losses) on security
 transactions
 and realized gain distributions received...............         0.81        --        --      0.64        --        --
                                                               ------    ------    ------    ------    ------    ------
Unit value, end of year.................................       $10.86    $   --    $   --    $10.63    $   --    $   --
                                                               ======    ======    ======    ======    ======    ======

 +  Per unit data based on average monthly units outstanding during the year.
(a) For the period October 1, 1996 (Commencement of Operations) through December 31, 1996.
(b) For the period May 1, 1998 (Commencement of Operations) through December 31, 1998.
(c) For Series II and Series III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

              MFS(R)                                                            MORGAN STANLEY
              GROWTH                                                                  UIF
               WITH                         MFS(R)                             EMERGING MARKETS
           INCOME SERIES                RESEARCH SERIES                             EQUITY
    ---------------------------   ---------------------------   -----------------------------------------------
    2000(C)    1999     1998(B)   2000(C)    1999     1998(B)   2000(C)    1999      1998      1997     1996(A)
    -----------------------------------------------------------------------------------------------------------
    $11.12    $10.57    $10.00    $13.25    $10.83    $10.00    $14.27    $ 7.40    $ 9.89    $10.00    $10.00
     (0.11)    (0.12)    (0.07)    (0.19)    (0.15)    (0.07)    (0.17)    (0.13)    (0.08)    (0.05)     0.02
     (0.06)     0.67      0.64     (0.62)     2.57      0.90     (5.55)     7.00     (2.41)    (0.06)    (0.02)
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $10.95    $11.12    $10.57    $12.44    $13.25    $10.83    $ 8.55    $14.27    $ 7.40    $ 9.89    $10.00
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $10.00    $   --    $   --    $10.00    $   --    $   --    $10.00    $   --    $   --    $   --    $   --
     (0.08)       --        --     (0.08)       --        --     (0.27)       --        --        --        --
     (0.17)       --        --     (1.06)       --        --     (3.52)       --        --        --        --
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $ 9.75    $   --    $   --    $ 8.86    $   --    $   --    $ 6.21    $   --    $   --    $   --    $   --
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $10.00    $   --    $   --    $10.00    $   --    $   --    $10.00    $   --    $   --    $   --    $   --
     (0.05)       --        --     (0.04)       --        --     (0.03)       --        --        --        --
     (0.35)       --        --     (1.47)       --        --     (2.75)       --        --        --        --
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $ 9.60    $   --    $   --    $ 8.49    $   --    $   --    $ 7.22    $   --    $   --    $   --    $   --
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
To the Board of Directors of New York Life Insurance and
Annuity Corporation and the Variable Annuity Separate Account-III Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statement of operations and of changes in total equity present fairly, in all material respects, the financial position of the MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Government, MainStay VP High Yield Corporate Bond, MainStay VP International Equity, MainStay VP Total Return, MainStay VP Value, MainStay VP Bond, MainStay VP Growth Equity, MainStay VP Indexed Equity, MainStay VP American Century Income & Growth, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity, MainStay VP Lord Abbett Developing Growth, Alger American Small Capitalization, Calvert Social Balanced, formerly known as Calvert Socially Responsible, Fidelity VIP II Contrafund, Fidelity VIP Equity-Income, Janus Aspen Series Balanced, Janus Aspen Series Worldwide Growth, MFS Growth with Income Series, MFS Research Series, Morgan Stanley UIF Emerging Markets Equity, formerly known as Morgan Stanley Dean Witter Emerging Markets Equity, T. Rowe Price Equity Income and Van Eck Worldwide Hard Assets Investment Divisions (constituting the NYLIAC Variable Annuity Separate Account-III, formerly known as Lifestages(R) Annuity Separate Account) at December 31, 2000, the results of each of their operations for the year then ended and the changes in each of their total equity for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2000 by correspondence with the funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
February 20, 2001

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                                 BALANCE SHEET


                                                                 DECEMBER 31,
                                                              ------------------
                                                               2000       1999
                                                              -------    -------
                                                                (IN MILLIONS)
                                     ASSETS
Fixed maturities
  Available for sale, at fair value                           $14,993    $13,289
  Held to maturity, at amortized cost                             627        681
Equity securities                                                 126         89
Mortgage loans                                                  1,993      1,850
Real estate                                                        34         72
Policy loans                                                      544        512
Other investments                                                 223         26
                                                              -------    -------
     Total investments                                         18,540     16,519

Cash and cash equivalents                                         767      1,087
Deferred policy acquisition costs                               1,660      1,507
Deferred taxes                                                     --         53
Other assets                                                      442        312
Separate account assets                                        10,981     10,192
                                                              -------    -------
     Total assets                                             $32,390    $29,670
                                                              =======    =======
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policyholders' account balances                               $17,454    $16,064
Future policy benefits                                            492        356
Policy claims                                                      73         69
Deferred taxes                                                     87         --
Other liabilities                                               1,147      1,115
Separate account liabilities                                   10,942     10,134
                                                              -------    -------
     Total liabilities                                         30,195     27,738
                                                              -------    -------

STOCKHOLDER'S EQUITY
Capital stock -- par value $10,000
  (20,000 shares authorized, (2,500 issued and outstanding)        25         25
Additional paid in capital                                        480        480
Accumulated other comprehensive loss                              (31)      (191)
Retained earnings                                               1,721      1,618
                                                              -------    -------
     Total stockholder's equity                                 2,195      1,932
                                                              -------    -------
     Total liabilities and stockholder's equity               $32,390    $29,670
                                                              =======    =======


                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                              STATEMENT OF INCOME

                                                               YEAR ENDED DECEMBER 31,
                                                              --------------------------
                                                               2000      1999      1998
                                                              ------    ------    ------
                                                                    (IN MILLIONS)
REVENUES
  Universal life and annuity fees                             $  530    $  442    $  364
  Net investment income                                        1,312     1,179     1,108
  Investment gains (losses), net                                 (39)       12        63
  Other income                                                   154        97        51
                                                              ------    ------    ------
     Total revenues                                            1,957     1,730     1,586
                                                              ------    ------    ------
EXPENSES
  Interest credited to policyholders' account balances           971       858       784
  Policyholder benefits                                          330       182       175
  Operating expenses                                             502       405       405
                                                              ------    ------    ------
     Total expenses                                            1,803     1,445     1,364
                                                              ------    ------    ------
Income before Federal income taxes                               154       285       222
                                                              ------    ------    ------
Federal income taxes:
  Current                                                         (3)       52        97
  Deferred                                                        54        57       (17)
                                                              ------    ------    ------
     Total Federal income taxes                                   51       109        80
                                                              ------    ------    ------
NET INCOME                                                    $  103    $  176    $  142
                                                              ======    ======    ======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                    STATEMENT OF COMPREHENSIVE INCOME (LOSS)


                                                              YEAR ENDED DECEMBER 31,
                                                              ------------------------
                                                              2000      1999     1998
                                                              -----    ------    -----
                                                                   (IN MILLIONS)
NET INCOME                                                    $103     $ 176     $142
                                                              ----     -----     ----
  Other comprehensive income (loss), net of tax:
     Unrealized gains (losses) on securities:
       Unrealized holding gains (losses) arising during
        period                                                 201      (391)       9
       Less: reclassification adjustment for gains (losses)
        included in net income                                  41         1      (35)
                                                              ----     -----     ----
  OTHER COMPREHENSIVE INCOME (LOSS)                            160      (392)      44
                                                              ----     -----     ----
COMPREHENSIVE INCOME (LOSS)                                   $263     $(216)    $186
                                                              ====     =====     ====


                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                    STATEMENT OF STOCKHOLDER'S EQUITY YEARS
                     ENDED DECEMBER 31, 2000, 1999 AND 1998
                                 (IN MILLIONS)


                                                                        ACCUMULATED
                                                         ADDITIONAL        OTHER                        TOTAL
                                              CAPITAL     PAID IN      COMPREHENSIVE    RETAINED    STOCKHOLDER'S
                                               STOCK      CAPITAL      INCOME (LOSS)    EARNINGS       EQUITY
                                              -------    ----------    -------------    --------    -------------
BALANCE AT JANUARY 1, 1998                      $25         $480           $ 157         $1,300        $1,962
Net income for 1998                              --           --              --            142           142
Net change in unrealized gains and losses of
  available for sale securities                  --           --              44             --            44
                                                ---         ----           -----         ------        ------
BALANCE AT DECEMBER 31, 1998                     25          480             201          1,442         2,148
Net income for 1999                              --           --              --            176           176
Net change in unrealized gains and losses of
  available for sale securities                  --           --            (392)            --          (392)
                                                ---         ----           -----         ------        ------
BALANCE AT DECEMBER 31, 1999                     25          480            (191)         1,618         1,932
Net income for 2000                              --           --              --            103           103
Net change in unrealized gains and losses of
  available for sale securities                  --           --             160             --           160
                                                ---         ----           -----         ------        ------
BALANCE AT DECEMBER 31, 2000                    $25         $480           $ (31)        $1,721        $2,195
                                                ===         ====           =====         ======        ======


                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                            STATEMENT OF CASH FLOWS


                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2000       1999       1998
                                                              --------    -------    -------
                                                                      (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income                                                  $    103    $   176    $   142
  Adjustments to reconcile net income to net cash provided
     by operating activities:
     Depreciation and amortization                                 (21)        (3)         2
     Net capitalization of deferred policy acquisition costs      (304)      (298)      (192)
     Universal life and annuity fees                              (233)      (215)      (198)
     Interest credited to policyholders' account balances          971        858        784
     Net realized investment losses(gains)                          39        (13)       (56)
     Deferred income taxes                                          54         57        (17)
     (Increase) decrease in:
       Net separate account assets                                  22          1        (42)
       Other assets and other liabilities                          (64)       (92)       (99)
     Increase in:
       Policy claims                                                 4          9          4
       Future policy benefits                                      147         41         39
                                                              --------    -------    -------
          NET CASH PROVIDED BY OPERATING ACTIVITIES                718        521        367
                                                              --------    -------    -------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from:
     Sale of available for sale fixed maturities                 8,161      3,981      5,325
     Maturity of available for sale fixed maturities             1,497      1,505      1,610
     Maturity of held to maturity fixed maturities                  73        121        102
     Sale of equity securities                                      74        170         77
     Repayment of mortgage loans                                   354        227        238
     Sale of real estate and other invested assets                  65         62         47
  Cost of:
     Available for sale fixed maturities acquired              (11,031)    (6,679)    (7,670)
     Held to maturity fixed maturities acquired                    (17)       (75)       (49)
     Equity securities acquired                                   (113)      (152)       (83)
     Mortgage loans acquired                                      (439)      (451)      (558)
     Real estate and other invested assets acquired               (216)       (13)       (20)
  Policy loans (net)                                               (33)       (21)       (10)
  Increase (decrease) in loaned securities                         422       (222)       425
  Securities sold under agreements to repurchase (net)            (488)       480        (45)
                                                              --------    -------    -------
          NET CASH USED IN INVESTING ACTIVITIES                 (1,691)    (1,067)      (611)
                                                              --------    -------    -------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
     Deposits                                                    2,000      2,016      1,502
     Withdrawals                                                (1,026)    (1,154)    (1,151)
     Net transfers from (to) the separate accounts                (318)      (181)        67
                                                              --------    -------    -------
          NET CASH PROVIDED BY FINANCING ACTIVITIES                656        681        418
                                                              --------    -------    -------
  Effect of exchange rate changes on cash and cash
     equivalents                                                    (3)         4          1
                                                              --------    -------    -------
Net (decrease)increase in cash and cash equivalents               (320)       139        175
                                                              --------    -------    -------
Cash and cash equivalents, beginning of year                     1,087        948        773
                                                              --------    -------    -------
CASH AND CASH EQUIVALENTS, END OF YEAR                        $    767    $ 1,087    $   948
                                                              ========    =======    =======


                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

                        DECEMBER 31, 2000, 1999 AND 1998

NOTE 1 -- NATURE OF OPERATIONS

     New York Life Insurance and Annuity Corporation ("NYLIAC") is a direct, wholly owned subsidiary of New York Life Insurance Company ("New York Life") domiciled in the State of Delaware. NYLIAC offers a wide variety of interest sensitive insurance and annuity products to a large cross section of the insurance market. NYLIAC markets its products in all 50 of the United States, the District of Columbia and Taiwan, primarily through its agency force. In addition, NYLIAC markets Corporate Owned Life Insurance through independent brokers and brokerage general agents.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

     The accompanying financial statements have been prepared in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements of life insurance enterprises requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results may differ from estimates.

     Certain reclassifications have been made to the 1999 and 1998 financial statements to conform to the current presentation.

INVESTMENTS

     Fixed maturity investments, which NYLIAC has both the ability and the intent to hold to maturity, are stated at amortized cost. Investments identified as available for sale are reported at fair value. Unrealized gains and losses on available for sale securities are reported in stockholder's equity, net of deferred taxes and related adjustments. Significant changes in future anticipated cash flows on mortgage and asset-backed securities from the original purchase assumptions are accounted for using the retrospective adjustment method. The cost basis of fixed maturity and equity securities are adjusted for impairments in value deemed to be other than temporary, with the associated realized loss reported in net income. Equity securities are carried at fair value with related unrealized gains and losses reflected in comprehensive income, net of deferred taxes and related adjustments. Mortgage loans are carried at unpaid principal balances, net of impairment reserves, and are generally secured. Investment real estate, which NYLIAC has the intent to hold for the production of income, is carried at depreciated cost net of write-downs for other than temporary declines in fair value. Properties held for sale are carried at the lower of cost or fair value less estimated selling costs. Policy loans are stated at the aggregate balance due, which approximates fair value since loans on policies have no defined maturity date and reduce amounts payable at death or surrender. Cash equivalents include investments that have maturities of 90 days or less at date of purchase and are carried at amortized cost, which approximates fair value. Short-term investments that have maturities of between 91-365 days at date of purchase are included in fixed maturities on the balance sheet and are carried at amortized cost, which approximates fair value.

     Derivative financial instruments hedging exposure to interest rate fluctuation on available for sale securities are accounted for at fair market value. Unrealized gains and losses are reported in comprehensive income, net of deferred taxes and related adjustments. Amounts payable or receivable under interest rate and commodity swap agreements and interest rate floor agreements are recognized as investment income or expense when earned. Premiums paid for interest rate floor agreements are amortized into interest expense over the life of the agreement. Realized gains and losses are recognized in net income upon termination or maturity of the contracts.

DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new and maintaining renewal business and certain costs of issuing policies that vary with and are primarily related to the production of new and renewal business have been deferred and

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION


         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)



DEFERRED POLICY ACQUISITION COSTS -- (CONTINUED)


recorded as an asset in the balance sheet. These consist primarily of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses.

     Acquisition costs for universal life and annuity contracts are amortized in proportion to estimated gross profits over the effective life of the contracts, which is assumed to be 25 years for universal life contracts and 15 years for annuities. Changes in assumptions are reflected in the current year's amortization. The carrying amount of the deferred policy acquisition cost asset is adjusted at each balance sheet date as if the unrealized gains or losses on investments associated with these insurance contracts had been realized and included in the gross profits used to determine current period amortization. The increase or decrease in the deferred policy acquisition cost asset due to unrealized gains or losses is recorded in other comprehensive income.

     For certain products sold in Taiwan, including whole life, periodic endowment and endowment contracts, the deferred policy acquisition costs are amortized over the life of the contract in proportion to gross premiums.

RECOGNITION OF INCOME AND RELATED EXPENSES

     Amounts received under universal life and annuity contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period for mortality and expense risk, policy administration and surrender charges. Amounts previously assessed to compensate the insurer for services to be performed over future periods are deferred and recognized into income in the period benefited using the same assumptions and factors used to amortize capitalized policy acquisition costs. Policy benefits and claims that are charged to expenses include benefit claims incurred in the period in excess of related policyholders' account balances.

POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances on universal life and annuity contracts are equal to cumulative deposits plus interest credited less withdrawals and charges. This liability also includes a liability for amounts that have been assessed to compensate the insurer for services to be performed over future periods.

FEDERAL INCOME TAXES

     NYLIAC is a member of a group which files a consolidated Federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that NYLIAC is allocated its share of the consolidated tax provision or benefit determined generally on a separate company basis. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred income tax assets and liabilities are recognized for the future tax consequence of temporary differences between financial statement carrying amounts and income tax bases of assets and liabilities.

     Current Federal income taxes include a provision for NYLIAC's share of the equity base tax applicable to mutual life insurance companies and their insurance subsidiaries. The amount recorded is based on NYLIAC's estimate of the differential earnings rate ("DER") (the actual rate will be announced at a later date by the Internal Revenue Service ("IRS")) used to compute the equity base tax.

REINSURANCE

     NYLIAC enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. NYLIAC remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. NYLIAC evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION


         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)


SEPARATE ACCOUNTS

     NYLIAC has established separate accounts with varying investment objectives, which are segregated from NYLIAC's general account, and are maintained for the benefit of separate account policyholders and NYLIAC. Separate account assets are stated at market value. The liability for separate accounts represents policyholders' interests in the separate account assets. For its registered separate accounts, these liabilities include accumulated net investment income and realized and unrealized gains and losses on those assets, and generally reflect market value. For its guaranteed, non-registered separate account, the liability includes interest credited to the policies.

FAIR VALUES OF FINANCIAL INSTRUMENTS


     Fair values of various assets and liabilities are included throughout the notes to financial statements. Specifically, fair value disclosure of fixed maturities, short-term investments, cash equivalents, equity securities and mortgage loans is reported in Note 2 -- Significant Accounting Policies and Note 3 -- Investments. Fair values for policyholders' account balances are reported in Note 5 -- Insurance Liabilities. Fair values for derivative financial instruments are included in Note 10 -- Derivative Financial Instruments and Risk Management. Fair values for repurchase agreements are included in Note
11 -- Commitments and Contingencies.


BUSINESS RISKS AND UNCERTAINTIES

     The development of policy reserves and deferred policy acquisition costs for NYLIAC's products requires management to make estimates and assumptions regarding mortality, morbidity, lapse, expense and investment experience. Such estimates are primarily based on historical experience and future expectations of mortality, morbidity, expense, persistency and investment assumptions. Actual results could differ from those estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related estimates for policy reserves and deferred policy acquisition costs.

     NYLIAC issues certain variable products with various types of guaranteed minimum death benefits features. NYLIAC currently reserves for expected payments resulting from these features. NYLIAC bears the risk that payments may be higher than expected as a result of significant, sustained downturns in the stock market.

     NYLIAC regularly invests in mortgage loans, mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on such securities, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed and asset-backed securities is based on historical experience and estimates of future payment experience on the underlying assets. Actual prepayment speeds will differ from original estimates and may result in material adjustments to asset values and amortization or accretion recorded in future periods.

     As a subsidiary of a mutual life insurance company, NYLIAC is subject to a tax on its equity base. The rates applied to NYLIAC's equity base are determined annually by the IRS after comparison of mutual life insurance company earnings for the year to the average earnings of the 50 largest stock life insurance companies for the prior three years. Due to the timing of earnings information, estimates of the current year's tax rate must be made by management. The ultimate amounts of equity base tax incurred may vary considerably from the original estimates.

RECENT ACCOUNTING PRONOUNCEMENTS

     During 1998, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use", which requires capitalization of external and certain internal costs incurred to obtain or develop internal-use computer software during the application development stage.

     NYLIAC applied the provisions of SOP 98-1 prospectively effective January 1, 1999. The adoption of SOP 98-1 resulted in net capitalization of $37 million at December 31, 1999, which is included in other assets

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION


         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)



RECENT ACCOUNTING PRONOUNCEMENTS -- (CONTINUED)


in the accompanying Balance Sheet. Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software, not to exceed five years.


     During 1998, the FASB issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities". This Statement establishes new GAAP accounting and reporting standards for derivative instruments, including derivative instruments embedded in other contracts, and for hedging activities. In 1999, the FASB issued SFAS No. 137, "Accounting for Derivative Instruments and Hedging Activities -- Deferral of the Effective Date of FASB Statement No. 133", which postpones the implementation until the 2001 financial statements. In 2000, the FASB issued FASB Statement No. 138, "Accounting for Certain Hedging Activities, an amendment of FASB Statement No. 133" in order to address a limited number of implementation issues. Collectively, the implementation of these Statements is estimated to result in a reclassification of $48 million from Other Comprehensive Income to Net Income, before taxes.


     SFAS No. 133 requires that derivatives be reported in the balance sheet at their fair value, regardless of any hedging relationship that may exist. Accounting for the gains or losses resulting from changes in the values of those derivatives would depend on the use of the derivative and whether it qualifies for hedge accounting. Changes in fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria will be reported in earnings.


NOTE 3 -- INVESTMENTS


FIXED MATURITIES

     For publicly traded fixed maturities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, NYLIAC has determined an estimated fair value using either a discounted cash flow approach, including provisions for credit risk generally based upon the assumption such securities will be held to maturity, broker dealer quotations, or management's pricing model.

     At December 31, 2000 and 1999, the maturity distribution of fixed maturities was as follows (in millions):

                                                              2000                       1999
                                                     -----------------------    -----------------------
                                                     AMORTIZED    ESTIMATED     AMORTIZED    ESTIMATED
AVAILABLE FOR SALE                                     COST       FAIR VALUE      COST       FAIR VALUE
------------------                                   ---------    ----------    ---------    ----------
Due in one year or less                               $   712      $   710       $   514      $   514
Due after one year through five years                   2,942        2,939         3,196        3,153
Due after five years through ten years                  2,462        2,408         2,167        2,099
Due after ten years                                     2,822        2,682         3,138        2,938
Mortgage and asset-backed securities:
  Government or government agency                       4,030        4,117         3,114        2,996
  Other                                                 2,106        2,137         1,631        1,589
                                                      -------      -------       -------      -------
     Total Available for Sale                         $15,074      $14,993       $13,760      $13,289
                                                      =======      =======       =======      =======


                                                              2000                       1999
                                                     -----------------------    -----------------------
                                                     AMORTIZED    ESTIMATED     AMORTIZED    ESTIMATED
HELD TO MATURITY                                       COST       FAIR VALUE      COST       FAIR VALUE
----------------                                     ---------    ----------    ---------    ----------
Due in one year or less                               $    49      $    49       $    17      $    17
Due after one year through five years                     213          298           272          360
Due after five years through ten years                    171          170           165          159
Due after ten years                                       179          179           206          194
Asset-backed securities                                    15           15            21           21
                                                      -------      -------       -------      -------
     Total Held to Maturity                           $   627      $   711       $   681      $   751
                                                      =======      =======       =======      =======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION


         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)



FIXED MATURITIES -- (CONTINUED)


     At December 31, 2000 and 1999, the distribution of gross unrealized gains and losses on investments in fixed maturities was as follows (in millions):


                                                                           2000
                                                    ---------------------------------------------------
                                                    AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
AVAILABLE FOR SALE                                    COST         GAINS         LOSSES      FAIR VALUE
------------------                                  ---------    ----------    ----------    ----------
U.S. Treasury and U.S. Government Corporations and
  agencies                                           $   735        $ 24          $  1        $   758
U.S. agencies, state and municipal                     3,295          74            10          3,359
Foreign Governments                                       51           1            --             52
Corporate                                              8,887         149           349          8,687
Other                                                  2,106          47            16          2,137
                                                     -------        ----          ----        -------
     Total Available for Sale                        $15,074        $295          $376        $14,993
                                                     =======        ====          ====        =======
HELD TO MATURITY
Corporate                                            $   612        $ 92          $  8        $   696
Other                                                     15          --            --             15
                                                     -------        ----          ----        -------
     Total Held to Maturity                          $   627        $ 92          $  8        $   711
                                                     =======        ====          ====        =======



                                                                           1999
                                                    ---------------------------------------------------
                                                    AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
AVAILABLE FOR SALE                                    COST         GAINS         LOSSES      FAIR VALUE
------------------                                  ---------    ----------    ----------    ----------
U.S. Treasury and U.S. Government Corporations and
  agencies                                           $   635        $  7          $ 16        $   626
U.S. agencies, state and municipal                     3,046           7           129          2,924
Foreign Governments                                       20          --            --             20
Corporate                                              8,428          61           359          8,130
Other                                                  1,631           4            46          1,589
                                                     -------        ----          ----        -------
     Total Available for Sale                        $13,760        $ 79          $550        $13,289
                                                     =======        ====          ====        =======
HELD TO MATURITY
Corporate                                            $   661        $ 91          $ 22        $   730
Other                                                     20           1            --             21
                                                     -------        ----          ----        -------
     Total Held to Maturity                          $   681        $ 92          $ 22        $   751
                                                     =======        ====          ====        =======


EQUITY SECURITIES

     Estimated fair value of equity securities has been determined using quoted market prices for publicly traded securities and a matrix pricing model for private placement securities. At December 31, 2000 and 1999, the distribution of gross unrealized gains and losses on equity securities is as follows (in millions):


                  UNREALIZED    UNREALIZED    ESTIMATED
          COST      GAINS         LOSSES      FAIR VALUE
          ----    ----------    ----------    ----------
  2000    $124       $14           $12           $126
  1999    $ 80       $13           $ 4           $ 89


MORTGAGE LOANS

     NYLIAC's mortgage loans are diversified by property type, location and borrower, and are generally collateralized by the related property.

     The fair market value of the mortgage loan portfolio at December 31, 2000 and 1999 is estimated to be $2,046 million and $1,858 million, respectively. Market values are determined by discounting the projected

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION


         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)



MORTGAGE LOANS -- (CONTINUED)


cash flows for each loan to determine the current net present value. The discount rate used approximates the current rate for new mortgages with comparable characteristics and similar remaining maturities.

     At December 31, 2000 and 1999, contractual commitments to extend credit under commercial and residential mortgage loan agreements amounted to approximately $54 million and $37 million, respectively, at a fixed market rate of interest. These commitments are diversified by property type and geographic region.

     The general reserve provision for losses on mortgage loans was $4 million at December 31, 2000 and 1999, respectively. There were no specific provisions for losses as of December 31, 2000 and 1999. The activity in the general reserves as of December 31, 2000 and 1999 is summarized below (in millions):

                                                              2000    1999
                                                              ----    ----
Beginning Balance                                             $ 4      $1
Additions/(reductions) charged/(credited) to operations        --       3
                                                              ---      --
Ending Balance                                                $ 4      $4
                                                              ===      ==

     NYLIAC accrues interest income on problem loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on impaired loans is generally recognized on a cash basis. Cash payments on loans in the process of foreclosure are generally treated as a return of principal.

     At December 31, 2000 and 1999, the distribution of the mortgage loan portfolio by property type and geographic region was as follows (in millions):

                                                   2000        1999
                                                 --------    --------
Property Type:
  Office building                                 $  809      $  795
  Retail                                             396         385
  Apartments                                         167         185
  Residential                                        369         302
  Other                                              252         183
                                                  ------      ------
     Total                                        $1,993      $1,850
                                                  ======      ======
Geographic Region:
  Central                                         $  565      $  438
  Pacific                                            268         255
  Middle Atlantic                                    469         444
  South Atlantic                                     512         534
  New England                                        145         121
  Other                                               34          58
                                                  ------      ------
     Total                                        $1,993      $1,850
                                                  ======      ======


REAL ESTATE


     At December 31, 2000 and 1999, NYLIAC's real estate portfolio consisted of the following (in millions):

                                                              2000    1999
                                                              ----    ----
Investment                                                    $34     $63
Acquired through foreclosures                                  --       9
                                                              ---     ---
     Total real estate                                        $34     $72
                                                              ===     ===

     Accumulated depreciation on real estate at December 31, 2000 and 1999, was $8 million and $11 million, respectively. Depreciation expense totaled $1 million in 2000 and $3 million in 1999 and 1998.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION


         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)


NOTE 4 -- INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES

     The components of net investment income for the years ended December 31, 2000, 1999 and 1998, were as follows (in millions):


                                                 2000      1999      1998
                                                ------    ------    ------
Fixed Maturities                                $1,121    $1,013    $  972
Equity Securities                                    7        10         7
Mortgage Loans                                     147       134       116
Real Estate                                          9        15        15
Policy Loans                                        46        41        40
Derivative Instruments                              (1)        1         1
Other                                               15        16         1
                                                ------    ------    ------
  Gross investment income                        1,344     1,230     1,152
Investment expenses                                (32)      (51)      (44)
                                                ------    ------    ------
     Net investment income                      $1,312    $1,179    $1,108
                                                ======    ======    ======


     During 1999 a fixed maturity investment that had been classified as held to maturity was transferred to available for sale and subsequently sold due to credit deterioration. The investment had an amortized cost of $10,052,000, and the sale resulted in a realized gain of $82,000.


     For the years ended December 31, 2000, 1999 and 1998, realized investment gains (losses) computed under the specific identification method are as follows (in millions):



                                                  2000                           1999                           1998
                                        -------------------------      -------------------------      -------------------------
                                        GAINS              LOSSES      GAINS              LOSSES      GAINS              LOSSES
                                        -----              ------      -----              ------      -----              ------
Fixed Maturities                        $ 80               $(157)      $ 64                $(87)      $ 87                $(29)
Equity Securities                         17                  (7)        34                  (8)         7                  (7)
Mortgage Loans                             8                  (1)         4                  --         16                  (8)
Real Estate                               12                  (3)         5                  (2)         6                  (2)
Other                                     13                  (1)         2                  --          3                 (10)
                                        ----               -----       ----                ----       ----                ----
     Subtotal                           $130               $(169)      $109                $(97)      $119                $(56)
                                        ====               =====       ====                ====       ====                ====
Investment gains (losses), net                    $(39)                          $12                            $63
                                                  ====                           ===                            ===


NET UNREALIZED INVESTMENT GAINS (LOSSES)

     Net unrealized investment gains (losses) on fixed maturities available for sale are included in the Balance Sheet as a component of "Accumulated other comprehensive loss". Changes in these amounts include reclassification adjustments to avoid double counting in "Comprehensive income" items that are part of "Net

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION


         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)



NET UNREALIZED INVESTMENT GAINS (LOSSES) -- (CONTINUED)


income" for a period that also had been part of "Other comprehensive income" in earlier periods. The amounts for the years ended December 31, are as follows (in millions):


                                                              2000     1999     1998
                                                              -----    -----    ----
Net unrealized investments gains (losses), beginning of the
  year                                                        $(191)   $ 201    $157
                                                              -----    -----    ----
Changes in net unrealized investment gains (losses)
  attributable to:
  Investments:
     Net unrealized investment gains (losses) arising
       during the period                                        302     (612)     24
     Less: Reclassification adjustments for gains (losses)
       included in net income                                    41        1     (35)
                                                              -----    -----    ----
     Change in net unrealized investment gains (losses),
       net of adjustments                                       261     (613)     59
Impact of net unrealized investment gains (losses) on:
     Policyholders' account balance                              (3)      (7)     (1)
     Deferred policy acquisition costs                          (98)     228     (14)
                                                              -----    -----    ----
Change in net unrealized investment gains (losses)              160     (392)     44
                                                              -----    -----    ----
Net unrealized investment gains (losses), end of year         $ (31)   $(191)   $201
                                                              =====    =====    ====


     Net unrealized gains (losses) on investments arising during the periods reported in the above table are net of income tax expense (benefit) of $162 million, $(330) million and $31 million for the years ended December 31, 2000, 1999 and 1998, respectively.

     Reclassification adjustments reported in the above table for the years ended December 31, 2000, 1999 and 1998 are net of income tax expense (benefit) of $(22) million, $0 million and $19 million, respectively.

     Policyholders' account balance reported in the above table are net of income tax expense (benefit) of $(2) million, $(3) million and $0 million for the years ended December 31, 2000, 1999 and 1998, respectively.

     Deferred policy acquisition costs in the above table for the years ended December 31, 2000, 1999 and 1998 are net of income tax expense (benefit) of $(53) million, $122 million and $(8) million, respectively.

NOTE 5 -- INSURANCE LIABILITIES

     NYLIAC's annuity contracts are primarily deferred annuities. The carrying value, which approximates fair value, of NYLIAC's liabilities for deferred annuities at December 31, 2000 and 1999, was $7,944 million and $7,279 million, respectively.

NOTE 6 -- SEPARATE ACCOUNTS

     NYLIAC maintains eight non-guaranteed, registered separate accounts for its variable deferred annuity and variable life products. NYLIAC maintains investments in the registered separate accounts of $40 million and $71 million at December 31, 2000 and 1999, respectively. The assets of the separate accounts, which are carried at market value, represent investments in shares of the New York Life sponsored MainStay VP Series Fund and other non-proprietary funds.

     NYLIAC maintains one guaranteed separate account for universal life insurance policies. This account provides a minimum guaranteed interest rate with a market value adjustment imposed upon certain surrenders. The assets of this separate account are carried at market value.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION


         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)


NOTE 7 -- DEFERRED POLICY ACQUISITION COSTS

     An analysis of deferred policy acquisition costs (DAC) for the years ended December 31, 2000, 1999 and 1998 is as follows (in millions):

                                                              2000      1999      1998
                                                             ------    ------    ------
Balance at beginning of year before adjustment
  for unrealized gains (losses) on investments               $1,326    $1,028    $  836
Current year additions                                          444       372       286
Amortized during year                                          (140)      (74)      (94)
                                                             ------    ------    ------
Balance at end of year before adjustment for unrealized
  gains (losses) on investments                               1,630     1,326     1,028
Adjustment for unrealized gains (losses) on investments          30       181      (169)
                                                             ------    ------    ------
Balance at end of year                                       $1,660    $1,507    $  859
                                                             ======    ======    ======

NOTE 8 -- FEDERAL INCOME TAXES

     The components of the net deferred tax liability (asset) as of December 31, 2000 and 1999 are as follows (in millions):

                                                              2000    1999
                                                              ----    ----
Deferred tax assets:
  Future policyholder benefits                                $303    $258
  Employee and agents benefits                                  53      52
  Investments                                                   --     131
                                                              ----    ----
     Gross deferred tax assets                                 356     441
                                                              ====    ====
Deferred tax liabilities
  Deferred policy acquisition costs                            416     374
  Investments                                                    3      --
  Other                                                         24      14
                                                              ----    ----
     Gross deferred tax liabilities                            443     388
                                                              ----    ----
       Net deferred tax liability (asset)                     $ 87    $(53)
                                                              ====    ====

     Set forth below is a reconciliation of the Federal income tax rate to the effective tax rate for 2000, 1999 and 1998:

                                                            2000     1999     1998
                                                            -----    -----    ----
Statutory federal income tax rate                            35.0%    35.0%   35.0%
Equity base tax                                               4.3      5.9     1.7
Tax exempt income                                            (3.8)    (1.1)    (.5)
Other                                                        (2.4)    (1.5)    (.2)
                                                            -----    -----    ----
Effective tax rate                                           33.1%    38.3%   36.0%
                                                            =====    =====    ====

     NYLIAC's Federal income tax returns are routinely examined by the IRS and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 1995. There were no material effects on NYLIAC's results of operations as a result of these audits. NYLIAC believes that its recorded income tax liabilities are adequate for all open years.

NOTE 9 -- REINSURANCE

     NYLIAC has entered into cession reinsurance agreements on a coinsurance basis with non-affiliated companies and on a yearly renewable term basis with affiliated and non-affiliated companies.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION


         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)



NOTE 9 -- REINSURANCE -- (CONTINUED)


     NYLIAC has ceded yearly renewable term reinsurance with affiliated companies. Under these agreements, included in the accompanying statement of income are $2.3 million, $1.5 million and $.9 million of ceded premiums at December 31, 2000, 1999 and 1998, respectively.

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

     NYLIAC uses derivative financial instruments to manage interest rate, commodity and market risk. These derivative financial instruments include interest rate floors and interest rate and commodity swaps. NYLIAC has not engaged in derivative financial instrument transactions for speculative purposes.

     Notional or contractual amounts of derivative financial instruments provide only a measure of involvement in these types of transactions and do not represent the amounts exchanged between the parties engaged in the transaction. The amounts exchanged are determined by reference to the notional amounts and other terms of the derivative financial instruments which relate to interest rates or other financial indices.

     NYLIAC is exposed to credit-related losses in the event that a counterparty fails to perform its obligations under contractual terms. The credit exposure of derivative financial instruments is represented by the sum of fair values of contracts with each counterparty, if the net value is positive, at the reporting date.

     NYLIAC deals with highly rated counterparties and does not expect the counterparties to fail to meet their obligations. NYLIAC has controls in place to monitor credit exposures by limiting transactions with specific counterparties within specified dollar limits and assessing the future creditworthiness of counterparties. NYLIAC uses master netting agreements and adjusts transaction levels, when appropriate, to minimize risk.

INTEREST RATE RISK MANAGEMENT

     NYLIAC enters into various types of interest rate contracts primarily to minimize exposure of specific assets held by NYLIAC to fluctuations in interest rates.

     The following table summarizes the notional amounts and credit exposures of interest rate related derivative transactions (in thousands):

                                                     2000                    1999
                                             --------------------    --------------------
                                             NOTIONAL     CREDIT     NOTIONAL     CREDIT
                                              AMOUNT     EXPOSURE     AMOUNT     EXPOSURE
                                             --------    --------    --------    --------
Interest Rate Swaps                          $225,000     $1,938     $225,000      $--
Interest Rate Floors                         $150,000     $  402     $150,000      $92

     Interest rate swaps are agreements with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed upon notional amount. Swap contracts outstanding at December 31, 2000 are between three years, seven months and eighteen years four months in maturity. At December 31, 1999 such contracts were between four years, seven months and nineteen years in maturity. NYLIAC does not act as an intermediary or broker in interest rate swaps.

     The following table shows the type of swaps used by NYLIAC and the weighted average interest rates. Average variable rates are based on the rates which determine the last payment received or paid on each contract; those rates may change significantly, affecting future cash flows:

                                                                2000        1999
                                                              --------    --------
Receive -- fixed swaps -- Notional amount (in thousands)      $225,000    $225,000
  Average receive rate                                            6.64%       6.50%
  Average pay rate                                                6.26%       5.17%

     During the term of the swap, net settlement amounts are recorded as investment income or expense when earned. Fair values of interest rate swaps were $1,728,000 and ($8,420,000) at December 31, 2000 and 1999, respectively, based on broker/dealer quotations.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION


         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)



INTEREST RATE RISK MANAGEMENT -- (CONTINUED)


     Interest rate floor agreements entitle NYLIAC to receive amounts from counterparties based upon the difference between a strike price and current interest rates. Such agreements serve as hedges against declining interest rates on a portfolio of assets. Amounts received during the term of interest rate floor agreements are recorded as investment income.

     At December 31, 2000 and 1999, unamortized premiums on interest rate floors amounted to $222,000 and $315,000, respectively. Fair values of such agreements were $402,000 and $92,000 at December 31, 2000 and 1999, respectively, based on broker/dealer quotations.

COMMODITY RISK MANAGEMENT

     NYLIAC has a bond investment with interest payments linked to the price of crude oil. NYLIAC has entered into a commodity swap with a total notional amount of $7,500,000 as a hedge against this commodity risk. The credit exposure of the swap was $38,000 and $0 at December 31, 2000 and 1999, respectively.

NOTE 11 -- COMMITMENTS AND CONTINGENCIES

LITIGATION

     NYLIAC is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities and/or other operations, including actions involving retail sales practices. Most of these actions seek substantial or unspecified compensatory and punitive damages. NYLIAC is also from time to time involved as a party in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC nevertheless believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

LOANED SECURITIES AND REPURCHASE AGREEMENTS

     NYLIAC participates in a securities lending program for the purpose of enhancing income on securities held. At December 31, 2000 and 1999, $755 million and $246 million, respectively, of NYLIAC's fixed maturities and equity securities were on loan to others, but were fully collateralized in an account held in trust for NYLIAC. Such assets reflect the extent of NYLIAC's involvement in securities lending, not NYLIAC's risk of loss.

     NYLIAC enters into agreements to sell and repurchase securities for the purpose of enhancing income on securities held. Under these agreements, NYLIAC obtains the use of funds from a broker for approximately one month. The liability reported in the accompanying Balance Sheet (included in other liabilities) at December 31, 2000 of $132 million ($620 million at December 31,
1999) approximates fair value. The investments acquired with the funds received from the securities sold are primarily included in cash and cash equivalents in the accompanying Balance Sheet.

NOTE 12 -- RELATED PARTY TRANSACTIONS

     New York Life provides NYLIAC with services and facilities for the sale of insurance and other activities related to the business of insurance. New York Life charges NYLIAC for the identified costs associated with these services and facilities under the terms of a Service Agreement between New York Life and NYLIAC. Such costs, amounting to $476 million for the year ended December 31, 2000 ($393 million for 1999 and $335 million for 1998) are reflected in operating expenses and net investment income in the accompanying Statement of Income.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION


         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)



NOTE 12 -- RELATED PARTY TRANSACTIONS -- (CONTINUED)


     In addition, NYLIAC is allocated post-retirement and post-employment benefits other than pensions, which are held by New York Life. NYLIAC was allocated $7 million for its share of the net periodic post-retirement benefits expense in 2000 ($12 million and $8 million in 1999 and 1998, respectively) and $2 million for the post-employment benefits expense in 2000 ($3 million in 1999 and $2 million in 1998) under the provisions of the Service Agreement. The expenses are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     In addition, in 1999 New York Life concluded a comprehensive expense reduction program expected to streamline processes and improve profitability. As a result of job eliminations and early retirement benefits as defined in management's termination plan, NYLIAC was allocated $16 million for its share of these restructuring costs in 1999, which are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     At December 31, 2000 and 1999, NYLIAC has a net liability of $111 million and $80 million, respectively for the above described services which are included in other liabilities in the accompanying Balance Sheet.

     In 1999 NYLIAC sold a $197 million Corporate Sponsored Variable Universal Life (CSVUL) policy and a $82 million Corporate Sponsored Universal Life (CSUL) policy to a Voluntary Employee Benefit Association (VEBA) trust. This trust was established to fund New York Life's retired employees medical and dental benefits. In addition, in 1999 and 1998, NYLIAC sold a Corporate Owned Life
(COLI) policy to New York Life for $180 million and $250 million in premiums, respectively. These policies were sold on the same basis as policies sold to unrelated customers.

NOTE 13 -- SUPPLEMENTAL CASH FLOW INFORMATION

     Federal income taxes paid were $7 million, $48 million, and $67 million during 2000, 1999 and 1998, respectively.

     Total interest paid was $12 million, $30 million and $27 million during 2000, 1999 and 1998, respectively.

NOTE 14 -- STATUTORY FINANCIAL INFORMATION

     Accounting practices used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from GAAP. The Delaware Insurance Department recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Delaware Insurance Law. No consideration is given by the Department to financial statements prepared in accordance with generally accepted accounting principles in making such determinations.

     At December 31, 2000 and 1999, statutory stockholder's equity was $1,098 million and $1,130 million, respectively. Statutory net income for the years ended December 31, 2000, 1999 and 1998 was $0.4 million, $63 million and $10 million, respectively.

     The State of Delaware Insurance Department has adopted the NAIC's Codification of Statutory Accounting Principles guidance, effective January 1, 2001. The Company has estimated the effect of adoption will be a net increase in statutory surplus of approximately $35 million (unaudited).

     NYLIAC is restricted as to the amounts it may pay as dividends to New York Life. Under Delaware Insurance Law, dividends on capital stock can be distributed only out of earned surplus. Furthermore, without prior approval of the Delaware Insurance Commissioner, dividends can not be declared or distributed which exceed the greater of ten percent of the Company's surplus or one hundred percent of net gain from operations.

     No dividends were paid or declared for the years ended December 31, 2000, 1999 and 1998.

     As of December 31, 2000, the amount of available and accumulated funds derived from earned surplus from which NYLIAC can pay dividends is $593 million. The maximum amount of dividends which may be paid in 2001 without prior approval is $109.8 million.

                       REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors and Stockholder of New York Life Insurance and Annuity Corporation

In our opinion, the accompanying balance sheet and the related statements of income, of comprehensive income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of New York Life Insurance and Annuity Corporation at December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, the Company changed its method of accounting in 1999 for the cost of computer software developed or obtained for internal use.


PRICEWATERHOUSECOOPERS LLP

1177 Avenue of the Americas
New York, New York 10036
March 12, 2001

                          PROSPECTUS DATED MAY 1, 2001

                                      FOR

                     LIFESTAGES(R) ACCESS VARIABLE ANNUITY
                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
                  51 MADISON AVENUE, NEW YORK, NEW YORK 10010
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

     This Prospectus describes the individual flexible premium LifeStages(R) Access Variable Annuity policies issued by New York Life Insurance and Annuity Corporation ("NYLIAC"). We designed these policies to assist individuals with their long-term retirement planning needs. You can use the policies with retirement plans that do or do not qualify for special federal income tax treatment. The policies offer flexible premium payments, access to your money through partial withdrawals (some withdrawals may be subject to a tax penalty), a choice of when income payments commence, and a guaranteed death benefit if the owner or Annuitant dies before income payments have commenced.

     Your premium payments accumulate on a tax-deferred basis. This means your earnings are not taxed until you take money out of your policy, which can be done in several ways. You can split your premium payments among a guaranteed interest option and the twenty-six Investment Divisions listed below.

  -    MainStay VP Bond
  -    MainStay VP Capital Appreciation
  -    MainStay VP Cash Management
  -    MainStay VP Convertible
  -    MainStay VP Government
  -    MainStay VP Growth Equity
  -    MainStay VP High Yield Corporate Bond
  -    MainStay VP Indexed Equity
  -    MainStay VP International Equity
  -    MainStay VP Total Return
  -    MainStay VP Value
  -    MainStay VP American Century Income & Growth
  -    MainStay VP Dreyfus Large Company Value
  -    MainStay VP Eagle Asset Management Growth Equity
  -    MainStay VP Lord Abbett Developing Growth
  -    Alger American Small Capitalization
  -    Calvert Social Balanced
  -    Fidelity VIP Contrafund(R) (Initial Class)
  -    Fidelity VIP Equity-Income (Initial Class)
  -    Janus Aspen Series Balanced
  -    Janus Aspen Series Worldwide Growth
  -    MFS(R) Investors Trust Series
       (formerly known as MFS(R) Growth with Income
       Series)
  -    MFS(R) Research Series
  -    Morgan Stanley UIF Emerging Markets Equity
  -    T. Rowe Price Equity Income
  -    Van Eck Worldwide Hard Assets

     We do not guarantee the investment performance of these Investment Divisions. Depending on market conditions, you can make or lose money in any of the Investment Divisions.

     You should read this Prospectus carefully before investing and keep it for future reference. This Prospectus is not valid unless attached to current prospectuses for the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Fidelity Variable Insurance Products Fund
(VIP), the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), The Universal Institutional Funds, Inc., the T. Rowe Price Equity Series, Inc. and the Van Eck Worldwide Insurance Trust (the "Funds", each individually a "Fund"). Each Investment Division invests in shares of a corresponding fund portfolio.

     To learn more about the policy, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2001. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. The table of contents for the SAI appears at the end of this Prospectus. For a free copy of the SAI, call us at (800) 598-2019 or write to us at the address above.

     THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE POLICIES INVOLVE RISKS, INCLUDING POTENTIAL LOSS OF PRINCIPAL INVESTED. THE POLICIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                               TABLE OF CONTENTS

                                         PAGE
                                         ----
DEFINITIONS............................    3
FEE TABLE..............................    4
QUESTIONS AND ANSWERS ABOUT
  LIFESTAGES(R) ACCESS VARIABLE
  ANNUITY..............................    7
FINANCIAL STATEMENTS...................   12
NEW YORK LIFE INSURANCE AND ANNUITY
  CORPORATION AND THE SEPARATE
  ACCOUNT..............................   14
  New York Life Insurance and Annuity
     Corporation.......................   14
  The Separate Account.................   14
  The Portfolios.......................   14
  Additions, Deletions or Substitutions
     of Investments....................   15
  Reinvestment.........................   16
THE POLICIES...........................   16
  Selecting the Variable Annuity That's
     Right for You.....................   16
  Qualified and Non-Qualified
     Policies..........................   17
  Policy Application and Premium
     Payments..........................   18
  Payments Returned for Insufficient
     Funds.............................   18
  Your Right to Cancel ("Free Look")...   18
  Issue Ages...........................   19
  Transfers............................   19
  Procedures for Telephone
     Transactions......................   19
  Dollar Cost Averaging (DCA)
     Program...........................   19
  Automatic Asset Reallocation.........   20
  Accumulation Period..................   21
     (a) Crediting of Premium
          Payments.....................   21
     (b) Valuation of Accumulation
          Units........................   21
  Third Party Investment Advisory
     Arrangements......................   21
  Policy Owner Inquiries...............   21
  Records and Reports..................   21
CHARGES AND DEDUCTIONS.................   22
  Separate Account Charge..............   22

                                         PAGE
                                         ----
  Policy Service Charge................   22
  Transfer Fees........................   22
  Group and Sponsored Arrangements.....   22
  Taxes................................   22
  Fund Charges.........................   23
DISTRIBUTIONS UNDER THE POLICY.........   23
  Surrenders and Withdrawals...........   23
     (a) Surrenders....................   23
     (b) Partial Withdrawals...........   23
     (c) Periodic Partial
          Withdrawals..................   24
     (d) Hardship Withdrawals..........   24
  Required Minimum Distribution........   24
  Our Right to Cancel..................   24
  Annuity Commencement Date............   24
  Death Before Annuity Commencement....   24
  Income Payments......................   26
     (a) Election of Income Payment
          Options......................   26
     (b) Other Methods of Payment......   26
     (c) Proof of Survivorship.........   26
  Delay of Payments....................   26
  Designation of Beneficiary...........   26
  Restrictions Under Internal Revenue
     Code Section 403(b)(11)...........   27
THE FIXED ACCOUNT......................   27
     (a) Interest Crediting............   27
     (b) Transfers to Investment
          Divisions....................   27
FEDERAL TAX MATTERS....................   27
  Introduction.........................   27
  Taxation of Annuities in General.....   28
  Qualified Plans......................   29
     (a) Section 403(b) Plans..........   29
     (b) Individual Retirement
          Annuities....................   29
     (c) Roth Individual Retirement
          Annuities....................   29
     (d) Deferred Compensation Plans...   29
DISTRIBUTOR OF THE POLICIES............   29
VOTING RIGHTS..........................   30
TABLE OF CONTENTS FOR THE STATEMENT OF
  ADDITIONAL INFORMATION...............   31

     THIS PROSPECTUS IS NOT CONSIDERED AN OFFERING IN ANY STATE WHERE THE SALE OF THIS POLICY CANNOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING OTHER THAN AS DESCRIBED IN THIS PROSPECTUS OR IN ANY ATTACHED SUPPLEMENT TO THIS PROSPECTUS OR IN ANY AUTHORIZED SUPPLEMENTAL SALES MATERIAL.

                                  DEFINITIONS

ACCUMULATION UNIT--An accounting unit we use to calculate the Variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct variable Accumulation Unit value.

ACCUMULATION VALUE--The sum of the Variable Accumulation Value and the Fixed Accumulation Value of a policy.

ALLOCATION ALTERNATIVES--The Investment Divisions of the Separate Account and the Fixed Account.

ANNUITANT--The person whose life determines the Income Payments, and upon whose death prior to the Annuity Commencement Date, benefits under the policy may be paid.

ANNUITY COMMENCEMENT DATE--The date on which we are to make the first Income Payment under the policy.

BENEFICIARY--The person or entity having the right to receive the death benefit set forth in the policy and who is the "designated beneficiary" for purposes of
Section 72 of the Internal Revenue Code in the event of the Annuitant's or the policy owner's death.

BUSINESS DAY--Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the closing of regular trading on the NYSE, if earlier.

ELIGIBLE PORTFOLIOS ("PORTFOLIOS")--The mutual fund portfolios of the Funds that are available for investment through the Investment Divisions of the Separate Account.

FIXED ACCOUNT--An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Account. The Accumulation Value of the Fixed Account is supported by assets in NYLIAC's general account, which are subject to the claims of our general creditors.

FIXED ACCUMULATION VALUE--The sum of premium payments and transfers allocated to the Fixed Account, plus interest credited on those premium payments and transfers, less any transfers and partial withdrawals from the Fixed Account, and policy service charges deducted from the Fixed Account.

FUND--An open-end management investment company.

INCOME PAYMENTS--Periodic payments NYLIAC makes after the Annuity Commencement Date.

INVESTMENT DIVISION--The variable investment options available with the policy. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.

NON-QUALIFIED POLICIES--Policies that are not available for use in connection with employee retirement plans that qualify for special federal income tax treatment.

PAYMENT YEAR(S)--With respect to any premium payment, the year(s) beginning on the date such premium payment is made to the policy.

POLICY ANNIVERSARY--An anniversary of the Policy Date shown on the Policy Data Page.

POLICY DATA PAGE--Page 2 of the policy which contains the policy specifications.

POLICY DATE--The date from which we measure Policy Years, quarters, months and Policy Anniversaries. It is shown on the Policy Data Page.

POLICY YEAR--A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.

QUALIFIED POLICIES--Policies issued under employee retirement plans that qualify for special federal income tax treatment.

SEPARATE ACCOUNT--NYLIAC Variable Annuity Separate Account-III, a segregated asset account we established to receive and invest premium payments paid under the policies. The Separate Account's Investment Divisions, in turn, purchase shares of Eligible Portfolios.

VARIABLE ACCUMULATION VALUE--The sum of the products of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Division.

                                   FEE TABLE
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                            MAINSTAY VP    MAINSTAY VP
                                                              MAINSTAY VP     CAPITAL         CASH       MAINSTAY VP   MAINSTAY VP
                                                                 BOND       APPRECIATION   MANAGEMENT    CONVERTIBLE   GOVERNMENT
                                                              -----------   ------------   -----------   -----------   -----------
OWNER TRANSACTION EXPENSES
  Transfer Fee..............................................  There is no transfer fee on the first 12 transfers in any Policy
                                                              Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 transfers per Policy Year.
  Annual Policy Service Charge..............................  $40 per policy for policies with less than $50,000 of Accumulation
                                                              Value.
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value) (including mortality and
    expense risk and administrative fees)...................     1.55%         1.55%          1.55%         1.55%         1.55%
FUND ANNUAL EXPENSES AFTER REIMBURSEMENT
  (as a % of average net assets for the fiscal year ended
    December 31, 2000)(a)
  Advisory Fees.............................................     0.25%         0.36%          0.25%         0.36%         0.30%
  Administration Fees.......................................     0.20%         0.20%          0.20%         0.20%         0.20%
  Other Expenses............................................     0.06%         0.07%          0.07%         0.10%         0.10%
  Total Fund Annual Expenses................................     0.51%         0.63%          0.52%         0.66%         0.60%

                                                              MAINSTAY VP
                                                                GROWTH
                                                                EQUITY
                                                              -----------
OWNER TRANSACTION EXPENSES
                                                              charge up
                                                              to $30 for
                                                              each
                                                              transfer in
                                                              excess of
                                                              12
                                                              transfers
                                                              per Policy
  Transfer Fee..............................................  Year.
  Annual Policy Service Charge..............................
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value) (including mortality and
    expense risk and administrative fees)...................     1.55%
FUND ANNUAL EXPENSES AFTER REIMBURSEMENT
  (as a % of average net assets for the fiscal year ended
    December 31, 2000)(a)
  Advisory Fees.............................................     0.25%
  Administration Fees.......................................     0.20%
  Other Expenses............................................     0.05%
  Total Fund Annual Expenses................................     0.50%

                                                              MAINSTAY VP
                                                              HIGH YIELD    MAINSTAY VP    MAINSTAY VP    MAINSTAY VP
                                                               CORPORATE      INDEXED     INTERNATIONAL      TOTAL      MAINSTAY VP
                                                                 BOND         EQUITY         EQUITY         RETURN         VALUE
                                                              -----------   -----------   -------------   -----------   -----------
OWNER TRANSACTION EXPENSES
  Transfer Fee..............................................  There is no transfer fee on the first 12 transfers in any Policy
                                                              Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 transfers per Policy Year.
  Annual Policy Service Charge..............................  $40 per policy for policies with less than $50,000 of Accumulation
                                                              Value.
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value) (including mortality and
    expense risk and administrative fees)...................     1.55%         1.55%          1.55%          1.55%         1.55%
FUND ANNUAL EXPENSES AFTER REIMBURSEMENT
  (as a % of average net assets for the fiscal year ended
    December 31, 2000)(a)
  Advisory Fees.............................................     0.30%         0.10%          0.60%          0.32%         0.36%
  Administration Fees.......................................     0.20%         0.20%          0.20%          0.20%         0.20%
  Other Expenses............................................     0.10%         0.07%          0.21%          0.07%         0.08%
  Total Fund Annual Expenses................................     0.60%         0.37%          1.01%          0.59%         0.64%

                                                              MAINSTAY VP   MAINSTAY VP
                                                               AMERICAN       DREYFUS
                                                                CENTURY        LARGE
                                                               INCOME &       COMPANY
                                                                GROWTH         VALUE
                                                              -----------   -----------
OWNER TRANSACTION EXPENSES
                                                              up to $30 for each
                                                              transfer in excess of 12
                                                              transfers per Policy
  Transfer Fee..............................................  Year.
  Annual Policy Service Charge..............................
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value) (including mortality and
    expense risk and administrative fees)...................     1.55%         1.55%
FUND ANNUAL EXPENSES AFTER REIMBURSEMENT
  (as a % of average net assets for the fiscal year ended
    December 31, 2000)(a)
  Advisory Fees.............................................     0.50%         0.60%
  Administration Fees.......................................     0.20%         0.20%
  Other Expenses............................................     0.20%         0.21%
  Total Fund Annual Expenses................................     0.90%         1.01%

                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                              MAINSTAY VP
                                                                 EAGLE
                                                                 ASSET      MAINSTAY VP       ALGER
                                                              MANAGEMENT    LORD ABBETT      AMERICAN      CALVERT
                                                                GROWTH      DEVELOPING        SMALL         SOCIAL    FIDELITY VIP
                                                                EQUITY        GROWTH      CAPITALIZATION   BALANCED   CONTRAFUND(R)
                                                              -----------   -----------   --------------   --------   -------------
OWNER TRANSACTION EXPENSES
  Transfer Fee..............................................  There is no transfer fee on the first 12 transfers in any Policy
                                                              Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 transfers per Policy Year.
  Annual Policy Service Charge..............................  $40 per policy for policies with less than $50,000 of Accumulation
                                                              Value.
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value) (including mortality and
    expense risk and administrative fees)...................     1.55%         1.55%          1.55%         1.55%         1.55%
FUND ANNUAL EXPENSES AFTER REIMBURSEMENT
  (as a % of average net assets for the fiscal year ended
    December 31, 2000)(a)
  Advisory Fees.............................................     0.50%         0.60%          0.85%         0.70%         0.57%
  Administration Fees.......................................     0.20%         0.20%             --            --            --
  Other Expenses............................................     0.10%         0.27%          0.05%         0.18%(b)      0.09%
  Total Fund Annual Expenses................................     0.80%         1.07%          0.90%         0.88%(b)      0.66%(c)


                                                                              JANUS
                                                              FIDELITY VIP    ASPEN
                                                                EQUITY-       SERIES
                                                                 INCOME      BALANCED
                                                              ------------   --------
OWNER TRANSACTION EXPENSES
                                                              charge up to $30 for
                                                              each transfer in excess
                                                              of 12 transfers per
  Transfer Fee..............................................  Policy Year.
  Annual Policy Service Charge..............................
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value) (including mortality and
    expense risk and administrative fees)...................     1.55%        1.55%
FUND ANNUAL EXPENSES AFTER REIMBURSEMENT
  (as a % of average net assets for the fiscal year ended
    December 31, 2000)(a)
  Advisory Fees.............................................     0.48%        0.65%
  Administration Fees.......................................        --           --
  Other Expenses............................................     0.08%        0.01%
  Total Fund Annual Expenses................................     0.56%(c)     0.66%(d)

                                                                                                         MORGAN
                                                                                                        STANLEY
                                                              JANUS ASPEN       MFS(R)                    UIF
                                                                SERIES        INVESTORS       MFS(R)    EMERGING   T. ROWE PRICE
                                                               WORLDWIDE        TRUST        RESEARCH   MARKETS       EQUITY
                                                                GROWTH          SERIES        SERIES     EQUITY       INCOME
                                                              -----------     ---------      --------   --------   -------------
OWNER TRANSACTION EXPENSES
  Transfer Fee..............................................  There is no transfer fee on the first 12 transfers in any Policy
                                                              Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 transfers per Policy Year.
  Annual Policy Service Charge..............................  $40 per policy for policies with less than $50,000 of Accumulation
                                                              Value.
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value) (including mortality and
    expense risk and administrative fees)...................     1.55%          1.55%         1.55%      1.55%         1.55%
FUND ANNUAL EXPENSES AFTER REIMBURSEMENT
  (as a % of average net assets for the fiscal year ended
    December 31, 2000)(a)
  Advisory Fees.............................................     0.65%          0.75%         0.75%      1.09%         0.85%(g)
  Administration Fees.......................................        --             --            --      0.25%            --
  Other Expenses............................................     0.04%          0.12%         0.10%      0.46%            --
  Total Fund Annual Expenses................................     0.69%(d)       0.87%(e)      0.85%(e)   1.80%(f)      0.85%


                                                                VAN ECK
                                                               WORLDWIDE
                                                              HARD ASSETS
                                                              -----------
OWNER TRANSACTION EXPENSES
                                                              charge up
                                                              to $30 for
                                                              each
                                                              transfer in
                                                              excess of
                                                              12
                                                              transfers
                                                              per Policy
  Transfer Fee..............................................  Year.
  Annual Policy Service Charge..............................
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value) (including mortality and
    expense risk and administrative fees)...................     1.55%
FUND ANNUAL EXPENSES AFTER REIMBURSEMENT
  (as a % of average net assets for the fiscal year ended
    December 31, 2000)(a)
  Advisory Fees.............................................     1.00%
  Administration Fees.......................................        --
  Other Expenses............................................     0.14%
  Total Fund Annual Expenses................................     1.14%

------------
(a) The Fund or its agents provided the fees and charges, which are based on 2000 expenses and may reflect estimated charges, except for Janus. We have not verified the accuracy of the information provided by the agents.

(b) "Other Expenses" reflect an indirect fee of 0.02% relating to a fee offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolio's uninvested cash balances. Net fund operating expenses after reductions for these fees paid indirectly would be 0.86% for the Social Balanced Portfolio. Total expenses have been restated to reflect expenses expected to be incurred in 2001.

(c) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce the Fund's expenses, and/or because through arrangements with the Funds' custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. See the accompanying Fund prospectus for details.

(d) Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for Balanced and Worldwide Growth portfolios. All expenses are shown without the effect of any expense offset arrangements.

(e) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than actual expenses of the series. Had these fee reductions been taken into account, "Total Fund Annual Expenses" would equal 0.86% for the MFS(R) Investors Trust Series and 0.84% for the MFS(R) Research Series.

(f) Morgan Stanley Asset Management has voluntarily agreed to waive its "Advisory Fees" and/or reimburse the Portfolio, if necessary, to the extent that the "Total Fund Annual Expenses" of the Portfolio exceeds 1.75% of average daily net assets. For purposes of determining the amount of the voluntary advisory fee waiver and/or reimbursement, if any, the portfolio's annual operating expenses include certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. The fee waivers and reimbursements described above may be terminated by Morgan Stanley Asset Management at any time without notice. Absent such reductions, "Advisory Fees," "Administration Fees," "Other Expenses" and "Total Fund Annual Expenses" would have been 1.25%, 0.25%, 0.46% and 1.96% respectively.

(g) The "Advisory Fees" include the ordinary operating expenses of the Fund.

EXAMPLES(1)

     The table below will help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects charges and expenses of the Separate Account and the Funds. Charges and expenses may be higher or lower in future years. For more information on the charges reflected in this table, see "Charges and Deductions" and the Fund prospectuses which accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct premium taxes on surrender of the policy or on the Annuity Commencement Date.

     You would pay the following expenses on a $1,000 investment in one of the Investment Divisions listed, assuming a 5% annual return on assets, whether you surrender, annuitize or do not surrender your policy at the end of the stated time period:

                                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                          --------   --------   --------   --------
                MainStay VP Bond........................................   $22.77    $ 70.16    $120.18    $257.64
                MainStay VP Capital Appreciation........................   $23.99    $ 73.86    $126.35    $270.01
                MainStay VP Cash Management.............................   $22.87    $ 70.46    $120.69    $258.68
                MainStay VP Convertible.................................   $24.29    $ 74.77    $127.87    $273.08
                MainStay VP Government..................................   $23.68    $ 72.94    $124.81    $266.92
                MainStay VP Growth Equity...............................   $22.66    $ 69.86    $119.66    $256.60
                MainStay VP High Yield Corporate Bond...................   $23.68    $ 72.94    $124.81    $266.92
                MainStay VP Indexed Equity..............................   $21.33    $ 65.83    $112.93    $243.01
                MainStay VP International Equity........................   $27.88    $ 85.49    $145.69    $308.22
                MainStay VP Total Return................................   $23.58    $ 72.63    $124.30    $265.91
                MainStay VP Value.......................................   $24.09    $ 74.17    $126.88    $271.05
                MainStay VP American Century Income & Growth............   $26.75    $ 82.13    $140.13    $297.32
                MainStay VP Dreyfus Large Company Value.................   $27.88    $ 85.49    $145.69    $308.22
                MainStay VP Eagle Asset Management Growth Equity........   $25.73    $ 79.07    $135.04    $287.29
                MainStay VP Lord Abbett Developing Growth...............   $28.50    $ 87.33    $148.72    $314.14
                Alger American Small Capitalization.....................   $26.75    $ 82.13    $140.13    $297.32
                Calvert Social Balanced.................................   $26.55    $ 81.53    $139.11    $295.33
                Fidelity VIP Contrafund(R)..............................   $24.29    $ 74.77    $127.87    $273.08
                Fidelity VIP Equity-Income..............................   $23.28    $ 71.71    $122.76    $262.82
                Janus Aspen Series Balanced.............................   $24.29    $ 74.77    $127.87    $273.08
                Janus Aspen Series Worldwide Growth.....................   $24.60    $ 75.70    $129.41    $276.13
                MFS(R) Investors Trust Series...........................   $26.45    $ 81.23    $138.62    $294.34
                MFS(R) Research Series..................................   $26.24    $ 80.60    $137.58    $292.31
                Morgan Stanley UIF Emerging Markets Equity..............   $35.97    $109.41    $184.94    $383.23
                T. Rowe Price Equity Income.............................   $26.24    $ 80.60    $137.58    $292.31
                Van Eck Worldwide Hard Assets...........................   $29.42    $ 90.07    $153.25    $322.95

------------
(1) For purposes of calculating these examples, we have expressed the annual policy service charge as an annual percentage of assets based on the average size of policies having an Accumulation Value of less than $50,000 as of December 31, 2000. This average size is $20,000. This calculation method reasonably reflects the annual policy service charge applicable to policies having an Accumulation Value of less than $50,000. The annual policy service charge does not apply to policies having an Accumulation Value of $50,000 or greater. The expenses shown, therefore, would be slightly lower if your policy's Accumulation Value is $50,000 or greater.

THESE EXAMPLES SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE PERFORMANCE OR EXPENSES. THE ACTUAL EXPENSES PAID OR PERFORMANCE ACHIEVED MAY BE GREATER OR LESS THAN THOSE SHOWN.

       QUESTIONS AND ANSWERS ABOUT LIFESTAGES(R) ACCESS VARIABLE ANNUITY

     NOTE: THE FOLLOWING SECTION CONTAINS BRIEF QUESTIONS AND ANSWERS ABOUT LIFESTAGES(R) ACCESS VARIABLE ANNUITY. YOU SHOULD REFER TO THE BODY OF THIS PROSPECTUS FOR MORE DETAILED INFORMATION.

1. WHAT IS LIFESTAGES(R) ACCESS VARIABLE ANNUITY?

     A LifeStages(R) Access Variable Annuity is a flexible premium deferred variable retirement annuity policy. NYLIAC issues the policy. You may allocate premium payments to one or more of the Investment Divisions of the Separate Account, or to the Fixed Account. The Accumulation Value will fluctuate according to the performance of the Investment Divisions selected and the interest credited on amounts in the Fixed Account.

2. WHERE CAN I ALLOCATE MY PREMIUM PAYMENT?

     You can allocate your premium payments to one or more of the following Allocation Alternatives:

        SEPARATE ACCOUNT

             The Separate Account currently consists of 30 investment divisions 26 of which are available under this product. The available Investment Divisions are listed on the first page of this Prospectus. When you allocate a premium payment to one of the Investment Divisions, the Separate Account will invest your premium payment exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund.

        FIXED ACCOUNT

             Each premium payment, or the portion of any premium payment, you allocate to the Fixed Account will reflect a guaranteed interest rate. (See "THE FIXED ACCOUNT.")

3. CAN I MAKE TRANSFERS AMONG THE INVESTMENT DIVISIONS AND THE FIXED ACCOUNT?

     You can transfer all or part of the Accumulation Value of your policy between the Investment Divisions or from the Investment Divisions to the Fixed Account at least 30 days before the Annuity Commencement Date but certain restrictions apply. Generally, you can transfer a minimum amount of $500, unless we agree otherwise. You can make transfers from the Fixed Account, to the Investment Divisions but certain restrictions apply. (See "THE FIXED ACCOUNT.") You may not transfer money into the Fixed Account if you transferred money out of the Fixed Account during the previous six-month period.

     You can make unlimited transfers each Policy Year. We reserve the right to charge up to $30 for each transfer after the first 12 in a given policy year. (See "THE POLICIES--Transfers.") In addition, you can request transfers through the Dollar Cost Averaging or the Automatic Asset Reallocation options. (See "THE POLICIES--Dollar Cost Averaging and Automatic Asset Reallocation.")

4. WHAT CHARGES ARE ASSESSED AGAINST THE POLICY?

     Before the date we start making Income Payments to you, we will deduct a $40 policy service charge on each Policy Anniversary and upon surrender of the policy if on that date the Accumulation Value is below $50,000. In addition, we deduct a daily charge for certain mortality and expense risks NYLIAC assumes and for policy administration expenses. This charge, on an annual basis, is 1.55% of the average daily net asset value of the Separate Account. (See "CHARGES AND DEDUCTIONS--Separate Account Charge.")

     We do not impose any surrender charge on withdrawals or surrenders of the policies.

     The value of the shares of each Fund reflects advisory fees, administration fees and other expenses deducted from the assets of each Fund. (See the Fund prospectuses which are attached to this Prospectus.)

5. WHAT ARE THE MINIMUM INITIAL AND MAXIMUM ADDITIONAL PREMIUM PAYMENTS?

     Unless we permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies and $10,000 for Non-Qualified Policies. You can make additional premium payments of at least $1,000 or such lower amount as we may permit at any time. You have a choice of sending premium payments directly to NYLIAC or through pre-authorized monthly deductions from banks, credit unions or similar accounts. We may agree to other methods of payment. The maximum aggregate amount of premium payments we accept is $1,000,000 without prior approval. For Qualified Policies, you may not make premium payments in excess of the amount permitted by law for the plan.

6. HOW ARE PREMIUM PAYMENTS ALLOCATED?

     We will allocate the initial premium payment to the Investment Divisions and/or Fixed Account which you selected within two Business Days after receipt, subject to our receipt of all information necessary to issue a policy. Subsequent premium payments will be allocated at the close of the Business Day on which they are received.

     You may allocate the initial premium payment and thereafter maintain the Accumulation Value in a maximum of 18 Allocation Alternatives plus the Fixed Account at any one time. (See "THE POLICIES--Automatic Asset Reallocation.") Moreover, you may raise or lower the percentages (which must be in whole numbers) of the premium payment you place in each Allocation Alternative at the time you make a premium payment. The minimum amount which you may place in any one Allocation Alternative is $100, or such lower amount as we may permit. We reserve the right to limit the amount of a premium payment that may be placed in any one Allocation Alternative and the number of Allocation Alternatives to which you allocate your Accumulation Value.

7. WHAT HAPPENS IF PREMIUM PAYMENTS ARE NOT MADE?

     If we do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals are less than $2,000, we reserve the right to terminate your policy. We will notify you of our intention to exercise this right and give you 90 days to make a premium payment. If we terminate your policy, we will pay you the Accumulation Value of your policy in one lump sum.

8. CAN I WITHDRAW MONEY FROM THE POLICY BEFORE THE ANNUITY COMMENCEMENT DATE?

     You may make withdrawals from your policy before the Annuity Commencement Date and while the Annuitant is alive. Your withdrawal request must be in a form that is acceptable to us. Under most circumstances, you may make a minimum partial withdrawal of $500. You may have to pay income tax and a 10% penalty tax may apply if you are under age 59 1/2. (See "DISTRIBUTIONS UNDER THE POLICY" and "FEDERAL TAX MATTERS.")

9. HOW WILL NYLIAC MAKE INCOME PAYMENTS ON THE ANNUITY COMMENCEMENT DATE?

     We will make Income Payments on a fixed basis. We do not currently offer a variable income payment option. We will make payments under the Life Income Payment Option over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. Income Payments will always be the same specified amount. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments.") We may offer other options, at our discretion, where permitted by state law.

10. WHAT HAPPENS IF I DIE OR THE ANNUITANT DIES BEFORE THE ANNUITY COMMENCEMENT DATE?

     If you or the Annuitant dies before the Annuity Commencement Date, we will pay the Beneficiary under the policy an amount equal to the greater of:

        (a) the Accumulation Value,

        (b) the sum of all premium payments made, less any partial withdrawals, or

        (c) the "reset value" (as described in "DISTRIBUTIONS UNDER THE POLICY--Death Before Annuity Commencement Date") plus any additional premium payments made since the most recent "reset date," less any partial withdrawals since the most recent "reset date."

     If the Beneficiary is the spouse of the Annuitant and owner, see Question
11. (See "DISTRIBUTIONS UNDER THE POLICY--Death Before Annuity Commencement" and "FEDERAL TAX MATTERS.")

11. WHAT HAPPENS IF MY SPOUSE IS THE BENEFICIARY?

     If you are the owner and Annuitant and you die before the Annuity Commencement Date, your spouse may continue the policy as the new owner and Annuitant if he/she is also the sole Beneficiary (for Non-Qualified, IRA, Roth IRA or SEP policies only). If your spouse chooses to continue the policy, we will not pay the death benefit proceeds as a consequence of your death, or the Annuitant's death.

12. MAY I RETURN THE POLICY AFTER IT IS DELIVERED?

     You may cancel the policy by returning it to us, or to the registered representative through whom you purchased it, within 10 days of delivery of the policy or such longer period as required under state law. In states where approved, you will receive the policy's Accumulation Value on the date we receive the policy without any deduction for premium taxes. This amount may be more or less than your premium payments. Otherwise, you will receive from us the greater of (i) the initial premium payment less any prior partial withdrawals or
(ii) the Accumulation Value on the date we receive the policy, without any deduction for premium taxes. We will set forth the provision in your policy.

13. WHAT ABOUT VOTING RIGHTS?

     You can instruct NYLIAC how to vote shares of the Funds in which you have a voting interest through the Separate Account. (See "VOTING RIGHTS.")

14. HOW WILL NYLIAC CALCULATE INVESTMENT PERFORMANCE OF THE SEPARATE ACCOUNT?

     YIELDS. The yield of the MainStay VP Cash Management Investment Division refers to the annualized income generated by an investment in that Investment Division over a specified seven-day period. In calculating the yield, we assume that the income generated for that seven-day period is generated each seven-day period over a 52-week period. The current yield is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned in the MainStay VP Cash Management Investment Division is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. For the seven-day period ended December 31, 2000, the MainStay VP Cash Management Investment Division's yield and effective yield were 3.86% and 3.93%, respectively.

     The yield of the MainStay VP Government, MainStay VP High Yield Corporate Bond or MainStay VP Bond Investment Divisions refers to the annualized income generated in that Investment Division over a specified thirty-day period. In calculating the yield, we assume that the income generated by the investment during that thirty-day period is generated each thirty-day period over a 12-month period. The current yield is shown as a percentage of the investment. For the 30-day period ended December 31, 2000, the annualized yields for the MainStay VP Government, MainStay VP High Yield Corporate Bond and MainStay VP Bond Investment Divisions were 4.17%, 7.12% and 4.65%, respectively.

     Past performance is no indication of future performance. For additional information regarding the yields described above, please refer to the Statement of Additional information.

     TOTAL RETURN CALCULATIONS. The following tables present performance data for each of the Investment Divisions for periods ending December 31, 2000. The average annual total return data reflect all Separate Account and Fund annual expenses shown in the Fee Table. The average annual total return figures assume that the policy is surrendered at the end of the periods shown. The annual policy service charge, which is charged to policies with an Accumulation Value of less than $50,000, is not reflected. This fee, if applicable, would reduce the rates of return. All rates of return include the reinvestment of investment income, including interest and dividends.

     Certain Portfolios existed prior to the date that they were added to an Investment Division of the Separate Account. For periods prior to an Investment Division's inception date, the performance of the Investment Division was derived from the performance of the corresponding Portfolios, as modified to reflect the Separate Account and Fund annual expenses as if the policy had been available during the periods shown. The results shown are not an estimate or guarantee of future investment performance for the Investment Divisions.

                          AVERAGE ANNUAL TOTAL RETURN
                     (FOR PERIODS ENDED DECEMBER 31, 2000)


                                                                 MAINSTAY VP     MAINSTAY VP
                                                  MAINSTAY VP      CAPITAL          CASH         MAINSTAY VP     MAINSTAY VP
            INVESTMENT DIVISIONS:                    BOND        APPRECIATION    MANAGEMENT      CONVERTIBLE     GOVERNMENT
            ---------------------                 -----------    ------------    -----------     -----------     -----------
          PORTFOLIO INCEPTION DATE:               1/23/84         1/29/93         1/29/93        10/1/96          1/29/93
----------------------------------------------
     INVESTMENT DIVISION INCEPTION DATE:
     -----------------------------------            3/13/00        3/13/00         3/13/00         3/13/00         3/13/00
AVERAGE ANNUAL TOTAL RETURN (NO SURRENDERS)
1 Year........................................       8.13%         -12.09%           4.44%          -6.48%          10.49%
3 Year........................................       4.07%          13.89%           3.77%          10.41%           4.71%
5 Year........................................       4.10%          16.00%           3.67%              --           4.50%
10 Year.......................................       6.13%              --              --              --              --
Since Portfolio Inception.....................       7.61%          15.54%           3.22%          11.40%           4.72%
Since Investment Division Inception*..........       6.25%          -5.16%           2.62%          -9.61%           5.98%

                                                                 MAINSTAY VP
                                                  MAINSTAY VP    HIGH YIELD     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
                                                    GROWTH        CORPORATE       INDEXED      INTERNATIONAL       TOTAL
            INVESTMENT DIVISIONS:                   EQUITY          BOND          EQUITY          EQUITY          RETURN
            ---------------------                 -----------    -----------    -----------    -------------    -----------
          PORTFOLIO INCEPTION DATE:               1/23/84         5/1/95         1/29/93         5/1/95          1/29/93
----------------------------------------------
     INVESTMENT DIVISION INCEPTION DATE:
     -----------------------------------            3/13/00        3/13/00        3/13/00         3/13/00         3/13/00
AVERAGE ANNUAL TOTAL RETURN (NO SURRENDERS)
1 Year........................................      -4.83%          -7.32%        -10.72%         -19.33%          -5.83%
3 Year........................................      14.95%           1.37%         10.34%           7.25%          10.77%
5 Year........................................      18.37%           5.99%         16.19%           6.82%          11.71%
10 Year.......................................      16.78%              --             --              --              --
Since Portfolio Inception.....................      12.64%           6.85%         15.01%           7.05%          11.41%
Since Investment Division Inception*..........      -6.25%          -7.06%         -5.94%          -6.44%          -8.03%

------------

* Performance is calculated as of the initial date a deposit was received in the Investment Division.

                       MAINSTAY VP     MAINSTAY VP        MAINSTAY VP
                        AMERICAN         DREYFUS          EAGLE ASSET      MAINSTAY VP        ALGER
                         CENTURY          LARGE           MANAGEMENT       LORD ABBETT       AMERICAN         CALVERT
      MAINSTAY VP       INCOME &         COMPANY            GROWTH         DEVELOPING         SMALL           SOCIAL
         VALUE           GROWTH           VALUE             EQUITY           GROWTH       CAPITALIZATION     BALANCED
      -----------      -----------     -----------        -----------      -----------    --------------     --------
      5/1/95            5/1/98          5/1/98            5/1/98            5/1/98         9/21/88           9/2/86
        33/13/00         3/13/00         3/13/00            3/13/00          3/13/00         3/13/00          3/13/00
         11.15%          -12.11%           4.95%            -11.35%          -20.33%         -28.32%           -4.63%
          3.99%               --              --                 --               --           4.83%            6.48%
         10.55%               --              --                 --               --           5.33%            9.62%
             --               --              --                 --               --          11.82%            9.54%
         12.05%            3.78%           4.43%             21.57%           -2.07%          14.18%            8.86%
         10.46%           -7.93%           4.86%             -4.88%           -8.65%         -14.42%           -6.42%

       1/3/95
          -8.06%
          12.94%
          16.01%
              --
          19.37%
          -0.68%

                                                                                            MORGAN
                                       JANUS ASPEN          MFS(R)                        STANLEY UIF      T. ROWE
     FIDELITY VIP      JANUS ASPEN        SERIES           INVESTORS         MFS(R)        EMERGING         PRICE
        EQUITY-          SERIES         WORLDWIDE           SERIES          RESEARCH        MARKETS        EQUITY
        INCOME          BALANCED          GROWTH             TRUST           SERIES         EQUITY         INCOME
     ------------      -----------     -----------         ---------        --------      -----------      -------
      10/9/86           9/13/93        9/13/93            10/9/95           7/26/95        10/1/96        3/31/94
        33/13/00         3/13/00         3/13/00            3/13/00          3/13/00        3/13/00        3/13/00
          6.75%           -3.78%         -16.97%             -1.69%           -6.32%        -40.15%         11.31%
          7.12%           16.69%          19.53%              7.57%           10.79%         -4.85%          6.65%
         11.77%           16.92%          21.15%             14.28%           14.17%             --         12.60%
         15.55%               --              --                 --               --             --             --
         11.54%           15.39%          20.39%             14.93%           14.93%         -4.27%         14.81%
          6.53%            2.39%          -8.38%             -2.48%          -11.40%        -37.90%         10.79%

       9/1/89
           9.68%
          -3.84%
           0.01%
           4.15%
           2.84%
           4.76%

     For additional information regarding the total return calculations described above, you should refer to the Statement of Additional Information.

15. ARE POLICY LOANS AVAILABLE?

     Policy loans are not available.

16. HOW DO I CONTACT NYLIAC?

                  GENERAL INQUIRIES AND WRITTEN REQUESTS   PREMIUM PAYMENTS
                  ---------------------------------------  ---------------------------------------
REGULAR MAIL      NYLIAC Variable Products Service Center  NYLIAC
                  Madison Square Station                   75 Remittance Drive
                  P.O. Box 922                             Suite 3021
                  New York, NY 10159                       Chicago, IL 60675-3021
EXPRESS MAIL      NYLIAC Variable Products Service Center  NYLIAC, Suite 3021
                  51 Madison Avenue                        c/o The Northern Trust Bank
                  Room 452                                 350 North Orleans St.
                  New York, NY 10010                       Receipt & Dispatch, 8th Floor
                                                           Chicago, IL 60654
CUSTOMER SERVICE  (800) 598-2019
AND UNIT VALUES

                              FINANCIAL STATEMENTS

     The audited financial statements of NYLIAC (including the auditor's report) for the fiscal years ended December 31, 2000, 1999 and 1998 and of the Separate Account (including the auditor's report) for the period ended December 31, 2000 are included in the Statement of Additional Information.

                        CONDENSED FINANCIAL INFORMATION

     The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division for the fiscal year ended December 31, 2000 presented below are derived from financial statements audited by PricewaterhouseCoopers LLP, independent accountants. Values and units shown are for the full year period.

                                                     MAINSTAY VP    MAINSTAY VP
                                     MAINSTAY VP       CAPITAL          CASH       MAINSTAY VP     MAINSTAY VP      MAINSTAY VP
                                         BOND       APPRECIATION     MANAGEMENT    CONVERTIBLE      GOVERNMENT     GROWTH EQUITY
                                     ------------   -------------   ------------   ------------   --------------   --------------
                                         2000           2000            2000           2000            2000             2000
                                     ------------   -------------   ------------   ------------   --------------   --------------
Accumulation Unit value
  (beginning of period)............     $10.00         $10.00          $ 1.00         $10.00          $10.00           $10.00
Accumulation Unit value
  (end of period)..................     $10.62         $ 9.48          $ 1.03         $ 9.04          $10.60           $ 9.37
Number of units outstanding
  (in 000s) (end of period)........         16            123           4,074            150              27              139

                                                                                                                    MAINSTAY VP
                                    MAINSTAY VP                                                                       AMERICAN
                                     HIGH YIELD     MAINSTAY VP     MAINSTAY VP                                       CENTURY
                                     CORPORATE        INDEXED      INTERNATIONAL   MAINSTAY VP     MAINSTAY VP       INCOME AND
                                        BOND          EQUITY          EQUITY       TOTAL RETURN       VALUE            GROWTH
                                    ------------   -------------   -------------   ------------   --------------   --------------
                                        2000           2000            2000            2000            2000             2000
                                    ------------   -------------   -------------   ------------   --------------   --------------
Accumulation Unit value
  (beginning of period)...........     $10.00         $10.00          $10.00          $10.00          $10.00           $10.00
Accumulation Unit value
  (end of period).................     $ 9.29         $ 9.40          $ 9.35          $ 9.20          $11.04           $ 9.21
Number of units outstanding
  (in 000s) (end of period).......         85            135              18             297              22               17

                                   MAINSTAY VP
                                     DREYFUS       MAINSTAY VP    MAINSTAY VP        ALGER
                                      LARGE        EAGLE ASSET    LORD ABBOTT       AMERICAN
                                     COMPANY       MANAGEMENT      DEVELOPING        SMALL        CALVERT SOCIAL    FIDELITY VIP
                                      VALUE       GROWTH EQUITY      GROWTH      CAPITALIZATION      BALANCE       CONTRAFUND(R)
                                   ------------   -------------   ------------   --------------   --------------   --------------
                                       2000           2000            2000            2000             2000             2000
                                   ------------   -------------   ------------   --------------   --------------   --------------
Accumulation Unit value
  (beginning of period)..........     $10.00         $10.00          $10.00          $10.00           $10.00           $10.00
Accumulation Unit value
  (end of period)................     $10.49         $ 9.51          $ 9.13          $ 8.56           $ 9.36           $ 9.93
Number of units outstanding
  (in 000s) (end of period)......         17             55               9              69               11               46

                                                                       JANUS
                                                                       ASPEN                                           MORGAN
                                     FIDELITY VIP    JANUS ASPEN       SERIES         MFS(R)          MFS(R)        STANLEY UIF
                                       EQUITY-         SERIES        WORLDWIDE      INVESTORS        RESEARCH         EMERGING
                                        INCOME        BALANCED         GROWTH      TRUST SERIES       SERIES       MARKETS EQUITY
                                     ------------   -------------   ------------   ------------   --------------   --------------
                                         2000           2000            2000           2000            2000             2000
                                     ------------   -------------   ------------   ------------   --------------   --------------
Accumulation Unit value
  (beginning of period)............     $10.00         $10.00          $10.00         $10.00          $10.00           $10.00
Accumulation Unit value
  (end of period)..................     $10.65         $10.24          $ 9.16         $ 9.75          $ 8.86           $ 6.21
Number of units outstanding
  (in 000s) (end of period)........         27            160             127             11              66                6

                                       T. ROWE         VAN ECK
                                     PRICE EQUITY     WORLDWIDE
                                        INCOME       HARD ASSETS
                                     ------------   -------------
                                         2000           2000
                                     ------------   -------------
Accumulation Unit value
  (beginning of period)............     $10.00         $10.00
Accumulation Unit value
  (end of period)..................     $11.08         $10.48
Number of units outstanding
  (in 000s) (end of period)........         13              2

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            AND THE SEPARATE ACCOUNT

     NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     New York Life Insurance and Annuity Corporation ("NYLIAC") is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident and health insurance and annuities in the District of Columbia and all states. In addition to the policies we describe in this Prospectus, NYLIAC offers other life insurance policies and annuities.

     NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), a mutual life insurance company doing business in New York since 1845. NYLIAC held assets of $32.39 billion at the end of 2000. New York Life has invested in NYLIAC, and will occasionally make additional contributions to NYLIAC in order to maintain capital and surplus in accordance with state requirements.

     THE SEPARATE ACCOUNT

     The Separate Account was established on November 30, 1994, pursuant to resolutions of the NYLIAC Board of Directors. The Separate Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940. The Securities and Exchange Commission, however, does not supervise the management, or the investment practices or policies, of the Separate Account.

     Although the assets of the Separate Account belong to NYLIAC, these assets are held separately from our other assets. The Separate Account assets are not chargeable with liabilities incurred in any of NYLIAC's other business operations (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of that Separate Account). The income, capital gains and capital losses incurred on the assets of the Separate Account are credited to or charged against the assets of the Separate Account, without regard to the income, capital gains or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Fixed Account and any other separate account of NYLIAC.

     The Separate Account currently has 30 investment divisions 26 of which are available under this product. Premium payments allocated to the Investment Divisions are invested solely in the corresponding Eligible Portfolios of the relevant Fund.

     THE PORTFOLIOS

     The assets of each Eligible Portfolio are separate from the others and each Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment Fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. Portfolios described in this prospectus are different from portfolios available to the general public. Investment results may differ.

     WE OFFER NO ASSURANCE THAT ANY OF THE ELIGIBLE PORTFOLIOS WILL ATTAIN THEIR RESPECTIVE STATED OBJECTIVES.

     The Funds also make their shares available to certain other separate accounts funding variable life insurance policies offered by NYLIAC. This is called "mixed funding." Except for the MainStay VP Series Fund, all other Funds also make their shares available to separate accounts of insurance companies unaffiliated with NYLIAC. This is called "shared funding." Although we do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various contracts participating in a certain Fund might at some time be in conflict. The Board of Directors/Trustees of each Fund, each Fund's investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed and shared funding, please refer to the relevant Fund prospectus.

     We provide certain services to you in connection with the investment of premium payments in the Investment Divisions, which, in turn, invest in the Eligible Portfolios. These services include, among others, providing information about the Eligible Portfolios. We receive a service fee from the Funds, or from the investment advisers or other service providers of the Funds in return for providing services of this type. Currently, we receive service fees at annual rates ranging from .10% to .35% of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions.

     The Eligible Portfolios of the relevant Funds, along with their investment advisers, are listed in the following table:
--------------------------------------------------------------------------------


FUND                                   INVESTMENT ADVISERS                 ELIGIBLE PORTFOLIOS
                                       -                                   -
MainStay VP Series Fund, Inc.          New York Life Investment            MainStay VP Bond;
                                       Management LLC                      MainStay VP Capital Appreciation; MainStay VP Cash
                                                                           Management; MainStay VP Convertible; MainStay VP
                                                                           Government; MainStay VP Growth Equity;
                                                                           MainStay VP High Yield Corporate Bond; MainStay VP
                                                                           Indexed Equity; MainStay VP International Equity;
                                                                           MainStay VP Total Return; MainStay VP Value;
                                                                           MainStay VP American Century Income & Growth;
                                                                           MainStay VP Dreyfus Large Company Value;
                                                                           MainStay VP Eagle Asset Management Growth Equity;
                                                                           MainStay VP Lord Abbett Developing Growth
The Alger American Fund                Fred Alger Management, Inc.         Alger American Small Capitalization
Calvert Variable Series, Inc.          Calvert Asset Management Company,   Calvert Social Balanced
                                       Inc.
Fidelity Variable Insurance Products   Fidelity Management and Research    Fidelity VIP Contrafund(R)
Fund                                   Company                             Fidelity VIP Equity-Income
Janus Aspen Series                     Janus Capital Corporation           Janus Aspen Series Balanced;
                                                                           Janus Aspen Series Worldwide Growth
MFS(R) Variable Insurance Trust(SM)    MFS(R) Investment Management        MFS(R) Investors Trust Series;
                                                                           MFS(R) Research Series
The Universal Institutional Funds,     Morgan Stanley Asset Management     Morgan Stanley UIF Emerging Markets Equity
Inc.
T. Rowe Price Equity Series, Inc.      T. Rowe Price Associates, Inc.      T. Rowe Price Equity Income
Van Eck Worldwide Insurance Trust      Van Eck Associates Corporation      Van Eck Worldwide Hard Assets

Please refer to the attached prospectuses of the respective Funds for a complete description of the Funds, the investment advisers, subadvisers and the Portfolios. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of premium payments to an Investment Division corresponding to a particular Eligible Portfolio.

     ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

     NYLIAC retains the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Eligible Portfolio shares held by any Investment Division. NYLIAC reserves the right to eliminate the shares of any of the Eligible Portfolios and to substitute shares of another portfolio of a Fund, or of another registered open-end management investment company. We may do this if the shares of the Eligible Portfolios are no longer available for investment or if we believe investment in any Eligible Portfolio would become inappropriate in view of the purposes of the Separate Account. To the extent required by law, we will not make substitutions of shares attributable to your interest in an Investment Division until you have been notified of the change. This does not prevent the Separate Account from purchasing other securities for other series or classes of policies, or from processing a conversion between series or classes of policies on the basis of requests made by policy owners.

     We may establish new Investment Divisions when we determine, in our sole discretion, that marketing, tax, investment or other conditions so warrant. We will make any new Investment Divisions available to existing policy owners on a basis we determine. We may also eliminate one or more Investment Divisions, if we determine, in our sole discretion, that marketing, tax, investment or other conditions warrant.

     In the event of any substitution or change, NYLIAC may, by appropriate endorsement, change the policies to reflect such substitution or change. We also reserve the right to: (a) operate the Separate Account as a management company under the Investment Company Act of 1940, (b) deregister it under such Act in the event such registration is no longer required, (c) combine the Separate Account with one or more other separate accounts, and (d) restrict or eliminate the voting rights of persons having voting rights as to the Separate Accounts, as permitted by law.

     REINVESTMENT

     We automatically reinvest all dividends and capital gain distributions from Eligible Portfolios in shares of the distributing Portfolio at their net asset value on the payable date.

                                  THE POLICIES

     This is a flexible premium policy which means additional premium payments can be made. It is issued on the lives of individual Annuitants.

     The policies are variable. This means that the Accumulation Value will fluctuate based on the investment experience of the Investment Divisions you select. The interest credited on the Fixed Accumulation Value will also vary. NYLIAC does not guarantee the investment performance of the Separate Account or of the Funds. You bear the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Account. We offer no assurance that the investment objectives of the Investment Divisions will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Account are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Funds' investments.

     As the owner of the policy, you have the right to (a) change the Beneficiary, (b) name a new owner (on Non-Qualified Policies only), (c) receive Income Payments, and (d) name a payee to receive Income Payments. You cannot lose these rights. However, all rights of ownership cease upon your death.

     SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU

     In addition to the policies described in this prospectus, we offer other variable annuities, each having different features, fees and charges. Your registered representative can help you decide which is best for you based on your individual circumstances, time horizon and liquidity preferences.

     The LifeStages(R) Flexible Premium Variable Annuity is designed generally for purchasers with a long time horizon who intend to make multiple contributions to the policy over time.

     The LifeStages(R) Variable Annuity is designed generally for purchasers with an intermediate time horizon who intend to make a single contribution or a limited number of contributions to the policy.

     The LifeStages(R) Access Variable Annuity is designed generally for purchasers with a shorter time horizon. Although there is no surrender charge under a LifeStages(R) Access Variable Annuity, other charges are somewhat higher than those in other policies.

     The LifeStages(R) Premium Plus Variable Annuity is designed generally for purchasers who prefer an annuity with a credit. Fees and charges for the LifeStages(R) Premium Plus Variable Annuity are somewhat higher than those in the LifeStages(R) Flexible Premium Variable Annuity or LifeStages(R) Variable Annuity, and over time, the amount of the credit may be more than offset by those higher charges. Furthermore, there may be circumstances in which the purchase of a LifeStages(R) Premium Plus Variable Annuity is less advantageous than the purchase of another LifeStages(R) variable annuity which might have lower fees but no credit. This may be the case, for example, if you anticipate retaining the policy for a significant time beyond the surrender charge period.

     The chart below outlines some of the different features for each variable annuity we offer. Your registered representative can provide you with a prospectus for one or more of these annuities, which contains more complete information.


                           LIFESTAGES(R)                                 LIFESTAGES(R)          LIFESTAGES(R)
                         FLEXIBLE PREMIUM         LIFESTAGES(R)             ACCESS              PREMIUM PLUS
                         VARIABLE ANNUITY       VARIABLE ANNUITY       VARIABLE ANNUITY       VARIABLE ANNUITY
Fixed Account                   Yes            Yes (1% additional             Yes                    Yes
                                                rate credited to
                                                monies deposited
                                                  directly into
                                                 Fixed Account)
DCA Advantage Plan              No            Yes (6, 12, 18 month            No            Yes (6 month account)
                                                  accounts are
                                                   available)
Surrender Charge       9 Years (7%, 7%, 7%,   6 Years (7%, 7%, 7%,            N/A           8 years (8%, 8%, 8%,
Period                      6%, 5%, 4%,            6%, 5%, 4%)                               7%, 6%, 5%, 4%, 3%)
                            3%, 2%, 1%)             (Based on                                     (Based on
                             (Based on            each premium                                  each premium
                           policy date)           payment date)                                 payment date)
Death Benefit           3 Year Reset to Age    Annual Reset to Age    Annual Reset to Age    Annual Reset to Age
Guarantee                       85                     85                     80                     80
Total Separate                1.40%*                  1.40%                  1.55%                  1.60%
Account Charges
(mortality and
expense risk charge
and administration
fee)
Annual Policy Service           $30                    $30                   $40*                    $30
Charge
Minimum Cash Value           $20,000*                $20,000                $50,000               $100,000
Required to Waive
Annual Policy Service
Charge

------------
 * May be lower in some states.

All policies and features may not be available in all states.

     QUALIFIED AND NON-QUALIFIED POLICIES

     We designed the policies primarily for the accumulation of retirement savings, and to provide income at a future date. We issue both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. You may purchase a Non-Qualified Policy with after-tax dollars to provide for retirement income other than through a tax-qualified plan. You may purchase a Qualified Policy with pre-tax dollars for use with any one of the tax-qualified plans listed below.

     (1) Section 403(b) Tax Sheltered Annuities purchased by employees of certain tax-exempt organizations and certain state-supported educational institutions;

     (2) Section 408 or 408A Individual Retirement Annuities ("IRAs"), including Roth IRAs; and

     (3) Section 457 Deferred Compensation Plans.

     Please see "FEDERAL TAX MATTERS" for a detailed description of these plans.

     If you are considering a Qualified Policy, you should be aware that this annuity will fund a retirement plan that already provides tax deferral under the Internal Revenue Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments which may be more or less costly. However, the fees and charges under the policies are designed to provide for certain payment guarantees and features other than tax deferral that may not be available in other investments. They include:

     (1) a Fixed Account option, which features a guaranteed fixed interest rate;

     (2) a death benefit that is payable should you die while the policy is in force, which is reset every year (or longer if required by state law) and is guaranteed to be at least the amount of your premium payments, less any partial withdrawals;

     (3) the option for your Beneficiary to receive a guaranteed amount of monthly income for his or her lifetime should you die prior to the Annuity Commencement Date;

     (4) the option to receive a guaranteed amount of monthly income for life;
         and

     (5) the option for your spouse to continue the policy upon your death prior to the Annuity Commencement Date if your spouse is named the sole Beneficiary.

These features are explained in detail in this Prospectus. You should consult with your tax or legal advisor to determine if the policy is suitable for your tax qualified plan.

     POLICY APPLICATION AND PREMIUM PAYMENTS

     You can purchase a policy by completing an application. The application is sent to us with your initial premium payment. If the application is complete and accurate, and we have received all other information necessary to process the application, we will credit the initial premium payment within two Business Days after receipt to the Allocation Alternatives you have selected. If we cannot credit the initial premium payment within five Business Days after we receive it because the application is incomplete or inaccurate, we will contact you and explain the reason for the delay. Unless you consent to NYLIAC's retaining the initial premium payment and crediting it as soon as the necessary requirements are fulfilled, we will offer to refund the initial premium payment immediately. Acceptance of applications is subject to NYLIAC's rules. We reserve the right to reject any application or initial premium payment. Our rules generally require that only one policyowner be named. However, there are exceptions to these rules, such as when the application is related to certain exchanges of inforce annuities in accordance with Internal Revenue Service Code Section 1035.

     We credit subsequent premium payments to the policy at the close of the Business Day on which they are deposited by NYLIAC. You are encouraged to send subsequent premium payments directly as indicated under "QUESTIONS AND ANSWERS ABOUT LIFESTAGES(R) ACCESS VARIABLE ANNUITY--Question 16."

     You may allocate the initial premium payments, and thereafter, may maintain the Accumulation Value in up to 18 Investment Divisions plus the Fixed Account. Moreover, you may increase or decrease the percentages of the premium payments (which must be in whole number percentages) allocated to each Allocation Alternative at the time a premium payment is made. However, any change to the policy's allocations may not result in the Accumulation Value being allocated to more than 18 Investment Divisions plus the Fixed Account.

     Unless we permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies and $10,000 for Non-Qualified Policies. You may make additional premium payments of at least $1,000 or such lower amount as we may permit at any time or by any method NYLIAC makes available. The currently available methods of payment are direct payments to NYLIAC, pre-authorized monthly deductions from your bank, a credit union or similar accounts and any other method agreed to by us. You may make additional premium payments at any time before the Annuity Commencement Date and while you and the Annuitant are living. The maximum aggregate amount of premium payments we accept is $1,000,000 without prior approval. NYLIAC reserves the right to limit the dollar amount of any premium payment.

     For Qualified Policies, you may not make premium payments in any Policy Year that exceed the amount permitted by the plan or by law.

     PAYMENTS RETURNED FOR INSUFFICIENT FUNDS

     If your premium payment is returned for insufficient funds, we reserve the right to reverse the investment options chosen and charge you a $20.00 fee for each returned payment. In addition, the Fund may also redeem shares to cover any losses it incurs as a result of a returned payment. If a payment is returned for insufficient funds for two consecutive periods, the privilege to pay by check or electronically will be suspended until you notify us to reinstate it, and we agree.

     YOUR RIGHT TO CANCEL ("FREE LOOK")

     You may cancel the policy by returning it to us, or to the registered representative through whom you purchased it, within 10 days of delivery of the policy or such longer period as required under state law. In states where approved, you will receive the policy's Accumulation Value on the date we receive the policy, without any deduction for premium taxes. This amount may be more or less than your premium payments. Otherwise, you will receive from us the greater of (i) the initial premium payment less any prior partial withdrawals or
(ii) the Accumulation Value on the date we receive the policy, without any deduction for premium taxes. We will set forth the provision in your policy.

     ISSUE AGES

     We can issue Non-Qualified Policies if both you and the Annuitant are not older than age 90 (some states may have lower age limits). We will accept additional premium payments until either you or the Annuitant reaches the age of 90, unless we agree otherwise. For IRA, Roth IRA, TSA and SEP plans, you must also be the Annuitant. We can issue Qualified Policies if the Owner/Annuitant is between the ages of 18 and 80. We will accept additional premium payments until the Owner/Annuitant reaches the age of 80, unless otherwise limited by the terms of a particular plan or unless we agree otherwise.

     TRANSFERS

     You may transfer amounts between Investment Divisions of the Separate Account or to the Fixed Account at least 30 days before the Annuity Commencement Date. Except in connection with transfers made pursuant to Dollar Cost Averaging and Automatic Asset Reallocation, the minimum amount that you may transfer from one Investment Division to other Investment Divisions or to the Fixed Account, is $500. Except for the Dollar Cost Averaging and Automatic Asset Reallocation options, if the value of the remaining Accumulation Units in an Investment Division or Fixed Account would be less than $500 after you make a transfer, we will transfer the entire value unless NYLIAC in its discretion determines otherwise. The amount(s) transferred to other Investment Divisions must be a minimum of $500 for each Investment Division. Transfers into the Fixed Account may be subject to restrictions. (See "THE FIXED ACCOUNT.")

     There is no charge for the first twelve transfers in any one Policy Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of twelve, subject to any applicable state insurance law requirements. Any transfer made in connection with Dollar Cost Averaging or Automatic Asset Reallocation will not count as a transfer toward the twelve transfer limit. You may make transfers from the Fixed Account to the Investment Divisions in certain situations. (See "THE FIXED ACCOUNT.")

     Your transfer requests must be in writing on a form approved by NYLIAC or by telephone in accordance with established procedures. (See "THE POLICIES--Procedures for Telephone Transactions" below.) We will make transfers from Investment Divisions based on the Accumulation Unit values at the end of the Business Day on which we receive the transfer request. (See "DISTRIBUTIONS UNDER THE POLICY--Delay of Payments.") Transfers may be limited in connection with third party investment advisory arrangements. (See "THE POLICIES--Third Party Investment Advisor Agreements.")

     PROCEDURES FOR TELEPHONE TRANSACTIONS

     You may make telephone transfers in two ways: (1) you may directly contact a service representative or (2) you may also request access to an electronic service known as a Voice Response Unit (VRU). The VRU permits you to transfer monies among the Investment Divisions and/or the Fixed Account and change the allocation of future premium payments. You can elect these features by completing and signing a Telephone Authorization Form. However, we reserve the right to temporarily discontinue the availability of the VRU.

     We will use reasonable procedures to confirm that instructions communicated by telephone are genuine. Before a service representative accepts any request, the caller will be asked for his or her social security number and date of birth. All calls will be recorded. We will assign a personal identification number (PIN) to all policy owners who request VRU access. You must properly enter the PIN before we allow any transactions through the VRU. Furthermore, we will confirm all telephone transactions in writing.

     NYLIAC is not liable for any loss, cost or expense for action on telephone instructions which are believed to be genuine in accordance with these procedures. We must receive telephone transfer requests no later than 4:00 p.m. Eastern Time in order to assure same day processing. We will process requests received after 4:00 p.m. Eastern Time on the next Business Day.

     DOLLAR COST AVERAGING PROGRAM

     The main objective of dollar cost averaging is to achieve an average cost per share that is lower than the average price per share during volatile market conditions. Since you transfer the same dollar amount to an Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar cost averaging does not assure a profit or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue to make purchases during periods of low price levels. We do not count transfers under dollar cost averaging as part of your 12 free transfers each Policy Year.

     We have set forth an example of how dollar cost averaging works. In the example, we have assumed that you want to move $100 from the MainStay VP Cash Management Investment Division to the MainStay VP Growth Equity Investment Division each month. Assuming the Accumulation Unit Values below, you would purchase the following number of Accumulation Units:


                AMOUNT            ACCUMULATION         ACCUMULATION UNITS
              TRANSFERRED         MUNIT VALUE              PURCHASED
  1              $100                $10.00                  10.00
  2              $100                $ 8.00                  12.50
  3              $100                $12.50                   8.00
  4              $100                $ 7.50                  13.33
Total            $400                $38.00                  43.83

                  The average unit price is calculated as follows:

   Total share price           $38.00
-----------------------     =  ------    =  $9.50
    Number of months             4

                   The average unit cost is calculated as follows:

  Total amount transferred         $400.00
----------------------------    =  -------    =  $9.13
   Total units purchased            43.83

     In this example, you would have paid an average cost of $9.13 per unit while the average price per unit is $9.50.

     The Dollar Cost Averaging option permits systematic investing to be made in equal installments over various market cycles to help reduce risk. You may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Divisions to any combination of Investment Divisions and/or the Fixed Account. You specify the Investment Divisions to transfer money from, the Investment Divisions and/or Fixed Account to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to our rules, and the frequency of the transfers (either monthly, quarterly, semi-annually or annually). You may not make transfers from the Fixed Account, but you may make transfers into the Fixed Account. Each transfer from an Investment Division must be at least $100. You must have a minimum Accumulation Value of $2,500 to elect this option. NYLIAC may reduce the minimum transfer amount and minimum Accumulation Value at its discretion.

     NYLIAC will make all dollar cost averaging transfers on the day of each calendar month that you specify or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month). You may specify any day of the month with the exception of the 29th, 30th or 31st of a month. In order to process a transfer under our Dollar Cost Averaging option, NYLIAC must have received a request in writing, on a form acceptable by us, no later than one week prior to the date the transfers are to begin.

     You may cancel the Dollar Cost Averaging option at any time in a written request. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such lower amount as we may determine. You may not elect the Dollar Cost Averaging option if you have selected the Automatic Asset Reallocation option.

     AUTOMATIC ASSET REALLOCATION

     This option allows you to maintain the percentage allocated to each Investment Division at a pre-set level. For example, you might specify that 50% of the Variable Accumulation Value of your policy be allocated to the MainStay VP Convertible Investment Division and 50% of the Variable Accumulation Value be allocated to the MainStay VP International Equity Investment Division. Over time, the fluctuations in each of these Investment Division's investment results will shift the percentages. If you elect this Automatic Asset Reallocation option, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. You may choose to have reallocations made quarterly, semi-annually or annually. You must also specify the day of the month that reallocations are to occur (with the exception of the 29th, 30th or 31st of a month). The minimum Variable Accumulation Value required to elect this option is $2,500. There is no minimum amount which you must allocate among the Investment Divisions under this option. You may elect Automatic Asset Reallocation by submitting the request in writing on a form acceptable to us. You may not elect the Automatic Asset Reallocation option if you have selected the Dollar Cost Averaging option.

     You can cancel the Automatic Asset Reallocation option at any time in a written request. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such a lower amount as we may determine.

     ACCUMULATION PERIOD

     (a) Crediting of Premium Payments

     You can allocate a portion of each premium payment to one or more Investment Divisions or the Fixed Account. The minimum amount that you may allocate to any one Investment Division or the Fixed Account is $100 (or such lower amount as we may permit). We will allocate the initial premium payment to the Allocation Alternative you have specified within two Business Days after receipt. We will allocate additional premium payments to the Allocation Alternatives at the close of the Business Day on which they are deposited by NYLIAC.

     We will credit that portion of each premium payment you allocate to an Investment Division in the form of Accumulation Units. We determine the number of Accumulation Units we credit to a policy by dividing the amount allocated to each Investment Division by the Accumulation Unit value for that Investment Division on the day we are making this calculation. The value of an Accumulation Unit will vary depending on the investment experience of the Portfolio in which the Investment Division invests. The number of Accumulation Units we credit to a policy will not, however, change as a result of any fluctuations in the value of an Accumulation Unit. (See "THE FIXED ACCOUNT" for a description of interest crediting.)

     (b) Valuation of Accumulation Units

     The value of Accumulation Units in each Investment Division will change daily to reflect the investment experience of the corresponding Portfolio as well as the daily deduction of the Separate Account charges. The Statement of Additional Information contains a detailed description of how we value the Accumulation Units.

     THIRD PARTY INVESTMENT ADVISORY ARRANGEMENTS

     In some cases, the policy may be sold to policy owners who independently utilize the services of a third party advisor offering asset allocation and/or market timing services. NYLIAC may honor transfer and withdrawal instructions from such asset allocation and market timing services if it has received authorization to do so from the policy owner participating in the service. We do not endorse, approve or recommend such services in any way and you should be aware that fees paid for such services are separate from and in addition to fees paid under the policy.

     Because the amounts associated with some of these transactions may be unusually large, the investment advisers may have difficulty processing the transactions. In addition, execution of such transactions may possibly adversely affect the Variable Accumulation Values of policy owners who are not utilizing asset allocation or market timing services. Accordingly, NYLIAC reserves the right to not accept transfer instructions which are submitted by any person, asset allocation and/or market timing services on behalf of policy owners. We will exercise this right only in accordance with uniform procedures that we may establish from time to time and that will not unfairly discriminate against similarly situated policy owners.

     POLICY OWNER INQUIRIES

     Your inquiries should be addressed to NYLIAC. (See "QUESTIONS AND ANSWERS ABOUT LIFESTAGES(R) ACCESS VARIABLE ANNUITY--Question 16.")

     RECORDS AND REPORTS

     NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. Please review this report carefully. If you believe it contains an error, please notify us immediately. To correct an error, you must call it to our attention within 15 days of the date of the statement.

                             CHARGES AND DEDUCTIONS

     THERE ARE NO SURRENDER OR WITHDRAWAL CHARGES UNDER THE POLICIES.

     SEPARATE ACCOUNT CHARGE

     Prior to the Annuity Commencement Date, we deduct a daily charge from the assets of the Separate Account to compensate us for certain mortality and expense risks we assume under the policies and for providing policy administration services. On an annual basis, the charge equals 1.55% of the average net asset value of the Separate Account. We guarantee that this charge will not increase. If the charge is insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. If the charge is more than sufficient, we will add any excess to our general funds. We may use these funds for any corporate purpose, including expenses relating to the sale of the policies, to the extent that surrender charges do not adequately cover sales expenses.

     The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than our actuarial tables predict. As a result, we would be paying more Income Payments than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each policy, will differ from actual mortality experience. Lastly, we assume a mortality risk that, at the time of death, the guaranteed minimum death benefit will exceed the policy's Accumulation Value. The expense risk assumed is the risk that the cost of issuing and administering the policies will exceed the amount we charge for these services.

     POLICY SERVICE CHARGE

     We deduct an annual $40 policy service charge each Policy Year on the Policy Anniversary and upon surrender of the policy if on the Policy Anniversary or date of surrender the Accumulation Value is less than $50,000. We deduct the annual policy service charge from each Allocation Alternative in proportion to its percentage of the Accumulation Value on the Policy Anniversary or date of surrender. This charge is designed to cover the costs for providing services under the policy such as collecting, processing and confirming premium payments and establishing and maintaining the available methods of payment.

     TRANSFER FEES

     We do not impose any fee on the first 12 transfers in any Policy Year. However, NYLIAC reserves the right to charge $30 for each transfer in excess of 12 transfers per Policy Year. Transfers made under Dollar Cost Averaging or Automatic Asset Reallocation do not count toward this transfer limit.

     GROUP AND SPONSORED ARRANGEMENTS

     For certain group or sponsored arrangements, we may reduce the policy service charge or change the minimum initial and additional premium payment requirements. Group arrangements include those in which a trustee or an employer, for example, purchases policies covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows us to sell policies to its employees or retirees on an individual basis.

     Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy policies or that have been in existence less than six months will not qualify for reduced charges.

     We will make any reductions according to our rules in effect when an application or enrollment for a policy is approved. We may change these rules from time to time. Any variation in the policy service charge will reflect differences in costs or services and will not be unfairly discriminatory.

     TAXES

     NYLIAC may, where premium taxes are imposed by state law, deduct such taxes from your policy either (i) when a surrender or cancellation occurs, or (ii) at the Annuity Commencement Date. Applicable premium tax rates depend upon such factors as your current state of residency, and the insurance laws and NYLIAC's status in states where premium taxes are incurred. Current premium tax rates range from 0% to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts.

     Under present laws, NYLIAC will also incur state and local taxes (in addition to the premium taxes described in this section) in several states. At present, these taxes are not significant. If they increase, however, NYLIAC may make charges for such taxes.

     NYLIAC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the policies. (See "FEDERAL TAX MATTERS.") Based upon these expectations, no charge is being made currently for corporate federal income taxes which may be attributable to the Separate Account. Such a charge may be made in future years for any federal income taxes NYLIAC incurs.

     FUND CHARGES

     The value of the assets of the Separate Account will indirectly reflect the Funds' total fees and expenses. The Funds' total fees and expenses are not part of the policy. They may vary in amount from year to year. These fees and expenses are described in detail in the relevant Fund's prospectus and/or statement of additional information.

                         DISTRIBUTIONS UNDER THE POLICY

     SURRENDERS AND WITHDRAWALS

     You can make partial withdrawals, periodic partial withdrawals, hardship withdrawals or surrender the policy to receive part or all of the Accumulation Value at any time before the Annuity Commencement Date and while the Annuitant is living, by sending a written request to NYLIAC. The amount available for withdrawal is the Accumulation Value at the end of the Business Day during which we receive the written withdrawal request, less any outstanding premium taxes which we may deduct, and policy service charge, if applicable. If you have not provided us with a written election not to withhold federal income taxes at the time you make a withdrawal or surrender request, NYLIAC must by law withhold such taxes from the taxable portion of any surrender or withdrawal. We will remit that amount to the federal government. In addition, some states have enacted legislation requiring withholding. We will pay all surrenders or withdrawals within seven days of receipt of all documents (including documents necessary to comply with federal and state tax law), subject to postponement in certain circumstances. (See "DISTRIBUTIONS UNDER YOUR POLICY--Delay of Payments.")

     Since you assume the investment risk with respect to amounts allocated to the Separate Account and because certain surrenders or withdrawals are subject to premium tax deduction, the total amount paid upon surrender of the policy (taking into account any prior withdrawals) may be more or less than the total premium payments made.

     Surrenders and withdrawals may be taxable transactions, and the Internal Revenue Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     (a) Surrenders

     We may deduct any state premium tax, if applicable, and the annual policy service charge, if applicable, from the amount paid. We will pay the proceeds in a lump sum to you unless you elect a different Income Payment method. (See "DISTRIBUTIONS UNDER YOUR POLICY--Income Payments.") Surrenders may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     (b) Partial Withdrawals

     The minimum amount that can be withdrawn is $500, unless we agree otherwise. We will withdraw the amount from the Allocation Alternatives in accordance with your request. If you do not specify how to allocate a partial withdrawal among the Allocation Alternatives, we will allocate the partial withdrawal on a pro-rata basis. Partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     If the requested partial withdrawal is greater than the value in any of the Allocation Alternatives from which the partial withdrawal is being made, we will pay the entire value of that Allocation Alternative to you. We will not process partial withdrawal requests if honoring such requests would result in an Accumulation Value of less than $2,000.

     (c) Periodic Partial Withdrawals

     You may elect to receive regularly scheduled partial withdrawals from the policy. These periodic partial withdrawals may be paid on a monthly, quarterly, semi-annual, or annual basis. You will elect the frequency of the withdrawals and the day of the month for the withdrawals to be made (except on the 29th, 30th or 31st of a month). We will make all withdrawals on the day of each calendar month you specify, or on the next Business Day (if the day you have specified is not a Business Day). You must specify the Investment Divisions and/or the Fixed Account from which the periodic partial withdrawals will be made. The minimum amount under this feature is $100, or such lower amount as we may permit. Periodic partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.") If you do not specify otherwise, we will withdraw money on a pro-rata basis from each Investment Division and/or the Fixed Account.

     (d) Hardship Withdrawals

     Under certain Qualified Policies, the Plan Administrator may allow, in its sole discretion, certain withdrawals it determines to be "Hardship Withdrawals." The 10% penalty tax, if applicable, and provisions applicable to partial withdrawals apply to Hardship Withdrawals.

     REQUIRED MINIMUM DISTRIBUTION

     For IRAs and IRA SEPs, the policy owner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2. For TSAs, the policy owner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2 or until April 1st of the year following the calendar year he or she retires, whichever occurs later.

     OUR RIGHT TO CANCEL

     If we do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals are less than $2,000, we reserve the right to terminate your policy subject to any applicable state insurance law or regulation. We will notify you of our intention to exercise this right and give you 90 days to make a premium payment. If we terminate your policy, we will pay you the Accumulation Value of your policy in one lump sum.

     ANNUITY COMMENCEMENT DATE

     The Annuity Commencement Date is the date specified on the Policy Data Page. The Annuity Commencement Date is the day that Income Payments are scheduled to commence unless the policy has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date. If we agree, you may change the Annuity Commencement Date to an earlier date by providing written notice to NYLIAC. You may defer the Annuity Commencement Date to a later date if we agree to it, provided that we receive a written notice of the request at least one month before the last selected Annuity Commencement Date. The Annuity Commencement Date and Income Payment method for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

     DEATH BEFORE ANNUITY COMMENCEMENT

     If you or the Annuitant dies prior to the Annuity Commencement Date, we will pay an amount as proceeds to the designated Beneficiary, as of the date we receive proof of death and all requirements necessary to make the payment. That amount will be the greater of:

     (a) the Accumulation Value;

     (b) the sum of all premium payments made, less any partial withdrawals; or

     (c) the "reset value" as calculated on the most recent Policy Anniversary, plus any additional premium payments made, less any "proportional withdrawals" made, since that Policy Anniversary.

     The reset value is the greater of (a) the current Policy Anniversary's Accumulation Value, and (b) the prior Policy Anniversary's Accumulation Value, plus any premium payments since the prior Policy Anniversary, less any proportional withdrawals since the prior Policy Anniversary.

     A proportional withdrawal is an amount equal to the amount withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by the reset value immediately preceding the withdrawal.

     We recalculate the reset value every Policy Anniversary until you or the Annuitant reaches age 80. Please consult with your registered representative regarding the reset value that is available under your particular policy.

     We have set forth below an example of how the death benefit is calculated. In this example, we have assumed the following:

     (1) you purchase a policy with a $210,000 Premium Payment;

     (2) the reset value on the second Policy Anniversary is $220,000;

     (3) the Accumulation Value is $250,000 immediately before a $20,000 partial withdrawal is taken during the third Policy Year;

     (4) the proportional withdrawal is ($20,000/$250,000) X $220,000 = $17,600;

     (5) the Accumulation Value is $195,000 on the third Policy Anniversary;

     (6) The reset value is the greater of:

                       (a)  The current Policy Anniversary's Accumulation Value of $195,000; and
                       (b)  The prior Policy Anniversary's Accumulation Value, plus any premium payments since the prior
                            Policy Anniversary, less any proportional withdrawals since the last Policy Anniversary is:
                            $220,000 - $17,600 = $202,400.

        The greater is $202,400 (new reset value).

     (7) If you die during the fourth Policy Year and the Accumulation Value of the policy on the date of death has decreased to $175,000.

              The death benefit is the greater of:

                       (a)  Accumulation Value                               =  $175,000
                       (b)  Premium Payments less any partial                =  $190,000 ($210,000 - $20,000)
                            withdrawals; or
                       (c)  reset value on last Policy Anniversary)          =  $202,400

     The formula guarantees that the amount we pay will at least equal the sum of all premium payments (less any partial withdrawals), independent of the investment experience of the Separate Account. The Beneficiary may receive the amount payable in a lump sum or under any life income payment option which is then available. If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Allocation Alternative in which the policy is invested as of the date we receive proof of death and all requirements necessary to make the payment to that Beneficiary. We will keep the remaining balance in the policy to pay the other Beneficiaries. Due to market fluctuations, the remaining Accumulation Value may increase or decrease and we may pay subsequent Beneficiaries a different amount.

     We will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice which gives us the information that we need. If such an election is properly made, we will apply all or part of these proceeds:

          (i) under the Life Income Payment Option to provide an immediate annuity for the Beneficiary who will be the policy owner and Annuitant; or

          (ii) under another Income Payment option we may offer at the time. Payments under the annuity or under any other method of payment we make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policy owner's death (as determined for federal tax purposes), and must begin within one year after the policy owner's death. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments.")

     If your spouse is the sole primary Beneficiary, we can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policy owner and,
(b) if you were the Annuitant, as the Annuitant. If a policy is jointly owned, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     If the Annuitant and, where applicable under another Income Payment option, the Joint Annuitant, if any, die after the Annuity Commencement Date, NYLIAC will pay the sum required by the Income Payment option in effect.

     We will make any distribution or application of policy proceeds within 7 days after NYLIAC receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place, subject to postponement in certain circumstances. (See "DISTRIBUTIONS UNDER THE POLICY--Delay of Payments.")

     INCOME PAYMENTS

     (a) Election of Income Payment Options

     We will make Income Payments under the Life Income Payment Option or under such other option we may offer at that time where permitted by state laws. We will require that a lump sum payment be made if the Accumulation Value is less than $2,000. If the Life Income Payment Option is not chosen, you may change the Income Payment option or request any other method of payment we agree to at any time before the Annuity Commencement Date. If the Life Income Payment Option is chosen, we may require proof of birth date before Income Payments begin. For Income Payment options involving life income, the actual age of the Annuitant will affect the amount of each payment. Since payments based on older Annuitants are expected to be fewer in number, the amount of each annuity payment should be greater. We will make payments under the Life Income Payment Option in the same specified amount and over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. NYLIAC does not currently offer variable Income Payment options.

     Under Income Payment options involving life income, the payee may not receive Income Payments equal to the total premium payments if the Annuitant dies before the actuarially predicted date of death. We base Income Payment options involving life income on annuity tables that vary on the basis of sex, unless the policy was issued under an employer sponsored plan or in a state which requires unisex rates.

     (b) Other Methods of Payment

     If NYLIAC agrees, you (or the Beneficiary upon the death of you or the Annuitant prior to the Annuity Commencement Date) may choose to have Income Payments made under some other method of payment or in a lump sum.

     (c) Proof of Survivorship

     We may require satisfactory proof of survival from time to time before we pay any Income Payments or other benefits. We will request the proof at least 30 days prior to the next scheduled payment date.

     DELAY OF PAYMENTS

     We will pay any amounts due from the Separate Account under the policy within seven days of the date NYLIAC receives all documents (including documents necessary to comply with federal and state tax law) in connection with a request unless:

          1. The New York Stock Exchange ("NYSE") is closed for other than usual weekends or holidays, or trading on the NYSE is otherwise restricted;

          2. An emergency exists as defined by the Securities and Exchange Commission ("SEC");

          3. The SEC permits a delay for the protection of security holders; or

          4. The check used to pay the premium has not cleared through the banking system. This may take up to 15 days.

     For the same reasons, we will delay transfers from the Separate Account to the Fixed Account.

     We may also delay payments of any amount due from the Fixed Account. When permitted by law, we may defer payment of any partial withdrawal or full surrender request for up to six months from the date of surrender from the Fixed Account. We will pay interest of at least 3.5% per year on any partial withdrawal or full surrender request deferred for 30 days or more.

     DESIGNATION OF BENEFICIARY

     You may name, in a written form acceptable to us, one or more Beneficiaries. Thereafter, before the Annuity Commencement Date and while the Annuitant is living, you may change the Beneficiary by written notice in a form acceptable to NYLIAC. If before the Annuity Commencement Date, the Annuitant dies before you and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to you. If you are the Annuitant, the proceeds pass to your estate. However, if the policy owner who is not the Annuitant dies before the Annuity Commencement Date, and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to the policy owner's estate.

     RESTRICTIONS UNDER INTERNAL REVENUE CODE SECTION 403(B)(11)

     With respect to 403(b) Tax Sheltered Annuities, distributions attributable to salary reduction contributions made in years beginning after December 31, 1988 (including the earnings on these contributions), as well as to earnings in such years on salary reduction accumulations held as of the end of the last year beginning before January 1, 1989, may not begin before the employee attains age 59 1/2, separates from service, dies or becomes disabled. The plan may also provide for distribution in the case of hardship. However, hardship distributions are limited to amounts contributed by salary reduction. The earnings on such amounts may not be withdrawn. Even though a distribution may be permitted under these rules (e.g. for hardship or after separation from service), it may still be subject to a 10% additional income tax as a premature distribution.

     Under the terms of your plan, you may have the option to invest in other 403(b) funding vehicles, including 403(b)(7) custodial accounts. You should consult your plan document to make this determination.

                               THE FIXED ACCOUNT

     The Fixed Account is supported by the assets in NYLIAC's general account, which includes all of NYLIAC's assets except those assets specifically allocated to NYLIAC's separate accounts. NYLIAC has sole discretion to invest the assets of the Fixed Account subject to applicable law. The Fixed Account is not registered under the federal securities laws and is generally not subject to their provisions. Furthermore, the staff of the Securities and Exchange Commission has not reviewed the disclosures in this Prospectus relating to the Fixed Account. These disclosures regarding the Fixed Account may be subject to certain applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     (a) Interest Crediting

     NYLIAC guarantees that it will credit interest at an annual effective rate of at least 3% to amounts allocated or transferred to the Fixed Account under the policies. We credit interest on a daily basis. We will set an interest rate in advance periodically. All premium payments allocated to, or amounts transferred to, the Fixed Account will receive the rate in effect for the period during which the allocation or transfer is made, until the end of the Policy Year. Thereafter, the rate applicable to those amounts will change on each Policy Anniversary. The new rate will be the rate in effect on the date on which the Policy Anniversary occurs.

     (b) Transfers to Investment Divisions

     You may transfer amounts from the Fixed Account to the Investment Divisions up to 30 days prior to the Annuity Commencement Date. The minimum amount that you may transfer from the Fixed Account to the Investment Divisions is the lesser of (i) $500 or (ii) the Fixed Accumulation Value, unless we agree otherwise. Additionally, the remaining value in the Fixed Account must be at least $500. If, after a contemplated transfer, the remaining values in the Fixed Account would be less than $500, that amount must be included in the transfer, unless NYLIAC in its discretion permits otherwise. We determine amounts transferred from the Fixed Account on a first-in, first-out ("FIFO") basis, for purposes of determining the rate at which we credit interest on monies remaining in the Fixed Account.

     You may not transfer money into the Fixed Account if you made a transfer out of the Fixed Account during the previous six-month period.

     You must make transfer requests in writing on a form approved by NYLIAC or by telephone in accordance with established procedures. (See "THE
POLICIES--Procedures for Telephone Transactions.")

     We will deduct partial withdrawals from the Fixed Account on a FIFO basis (i.e., from any value in the Fixed Account attributable to premium payments or transfers from Investment Divisions in the same order in which you allocated such payments or transfers to the Fixed Account during the life of the policy).

                              FEDERAL TAX MATTERS

     INTRODUCTION

     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. The Qualified Policies are designed for use by individuals in retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 219, 403, 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the Accumulation Value, on Income Payments and on the economic benefit to you, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Qualified Policy is purchased, on the tax and employment status of the individual concerned and on NYLIAC's tax status. The following discussion assumes that Qualified Policies are used in retirement plans that qualify for the special federal income tax treatment described above. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a competent tax adviser before making a premium payment. This discussion is based upon NYLIAC's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We cannot predict the likelihood of continuation of the present federal income tax laws or of the current interpretations by the Internal Revenue Service, which may change from time to time without notice. Any such change could have retroactive effects regardless of the date of enactment. Moreover, this discussion does not take into consideration any applicable state or other tax laws except with respect to the imposition of any state premium taxes. We suggest you consult with your tax adviser.

     TAXATION OF ANNUITIES IN GENERAL

     The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information discusses such qualifications.

     Section 72 of the Code governs taxation of annuities in general. NYLIAC believes that an annuity policy owner generally is not taxed on increases in the value of a policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Accumulation Value (i.e., surrenders or partial withdrawals) or as Income Payments under the Income Payment option elected. The exception to this rule is that generally, a policy owner of any deferred annuity policy who is not a natural person must include in income any increase in the excess of the policy owner's Accumulation Value over the policy owner's investment in the contract during the taxable year. However, there are some exceptions to this exception. You may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment) is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value generally will be treated as a distribution.

     In the case of a withdrawal or surrender distributed to a participant or Beneficiary under a Qualified Policy (other than a Qualified Policy used in a retirement plan that qualifies for special federal income tax treatment under
Section 457 of the Code as to which there are special rules), a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the total policy value. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a policy which is not excluded from the individual's gross income. For policies issued in connection with qualified plans, the "investment in the contract" can be zero. The law requires the use of special simplified methods to determine the taxable amount of payments that are based in whole or in part on the Annuitant's life and that are paid from qualified retirement plans under Section 401(a) and from qualified annuities and Tax Sheltered Annuities under Section 403(b).

     Generally, in the case of a withdrawal under a Non-Qualified Policy before the Annuity Commencement Date, amounts received are first treated as taxable income to the extent that the Accumulation Value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable.

     Although the tax consequences may vary depending on the Income Payment option elected under the policy, in general, only the portion of the Income Payment that represents the amount by which the Accumulation Value exceeds the "investment in the contract" will be taxed. After the investment in the policy is recovered, the full amount of any additional Income Payments is taxable. For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Income Payments for the term of the payments. However, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the annuitant's final tax return.

     In the case of a distribution, a penalty tax equal to 10% of the amount treated as taxable income may be imposed. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the taxpayer attains age 59 1/2, (2) made as a result of the policy owner's or

Annuitant's death or disability, or (3) received in substantially equal installments paid at least annually as a life annuity. Other tax penalties may apply to certain distributions pursuant to a Qualified Policy.

     All non-qualified, deferred annuity contracts issued by NYLIAC (or its affiliates) to the same policy owner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includable in an individual's gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations) that it would be appropriate to aggregate two or more annuity contracts purchased by the same policy owner. Accordingly, a policy owner should consult a competent tax adviser before purchasing more than one policy or other annuity contract.

     A transfer of ownership of a policy, or designation of an Annuitant or other Beneficiary who is not also the policy owner, may result in certain income or gift tax consequences to the policy owner. A policy owner contemplating any transfer or assignment of a policy should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

     QUALIFIED PLANS

     The Qualified Policies are designed for use with several types of tax qualified plans. The tax rules applicable to participants and beneficiaries in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1, 1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, this discussion only provides general information about use of the policies with the various types of qualified plans. Policy owners and participants under qualified plans as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy issued in connection with the plan. Purchasers of policies for use with any qualified plan should seek competent legal and tax advice regarding the suitability of the policy.

          (a) Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes.

          (b) Individual Retirement Annuities. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA", including an employer-sponsored Simplified Employee Pension or "SEP." Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into Individual Retirement Annuities on a tax-deferred basis.

          (c) Roth Individual Retirement Annuities. Section 408A of the Code permits individuals with incomes below a certain level to contribute to an individual retirement program known as a "Roth Individual Retirement Annuity" or "Roth IRA." Roth IRAs are subject to limitations on the amount that may be contributed. Contributions to Roth IRAs are not deductible, but distributions from Roth IRAs that meet certain requirements are not included in gross income. Certain individuals are eligible to convert their existing non-Roth IRAs into Roth IRAs. They will be subject to income tax at the time of conversion.

          (d) Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities and tax exempt organizations which enjoy special treatment. The policies can be used with such plans. Under such plans, a participant may specify the form of investment in which his or her participation will be made. Such investments are generally owned by, and are subject to, the claims of the general creditors of the sponsoring employer, except that Section 457 plans of state and local government must be held and used for the exclusive benefit of participants and beneficiaries in a trust or annuity contract.

                          DISTRIBUTOR OF THE POLICIES

     NYLIFE Distributors Inc. ("NYLIFE Distributors"), 51 Madison Avenue, New York, New York 10010, is the principal underwriter and the distributor of the policies. It is an indirect wholly-owned subsidiary of New York

Life. The maximum commission paid to broker-dealers who have entered into dealer agreements with NYLIFE Distributors is not expected to exceed 6.25%. A portion of this amount is paid as commissions to registered representatives.

                                 VOTING RIGHTS

     The Funds are not required to and typically do not hold routine annual stockholder meetings. Special stockholder meetings will be called when necessary. To the extent required by law, NYLIAC will vote the Eligible Portfolio shares held in the Investment Divisions at special shareholder meetings of the Funds in accordance with instructions we receive from persons having voting interests in the corresponding Investment Division. If, however, the federal securities laws are amended, or if NYLIAC's present interpretation should change, and as a result, NYLIAC determines that it is allowed to vote the Eligible Portfolio shares in its own right, we may elect to do so.

     Prior to the Annuity Commencement Date, you hold a voting interest in each Investment Division to which you have money allocated. We will determine the number of votes which are available to you by dividing the Accumulation Value attributable to an Investment Division by the net asset value per share of the applicable Eligible Portfolios. We will calculate the number of votes which are available to you separately for each Investment Division. We will determine that number by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to the Investment Division.

     We will determine the number of votes of the Eligible Portfolio which are available as of the date established by the Portfolio of the relevant Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the relevant Fund.

     If we do not receive timely instructions, we will vote those shares in proportion to the voting instructions which are received with respect to all policies participating in that Investment Division. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Eligible Portfolio.

                           TABLE OF CONTENTS FOR THE
                  STATEMENT OF ADDITIONAL INFORMATION ("SAI")

     The SAI contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for that SAI:

                                                              PAGE
                                                              ----
THE POLICIES................................................    2
  Valuation of Accumulation Units...........................    2
INVESTMENT PERFORMANCE CALCULATIONS.........................    2
  MainStay VP Cash Management Investment Division...........    2
  MainStay VP Government, MainStay VP High Yield Corporate
     Bond and MainStay VP Bond Investment Division Yields...    3
  Average Annual Total Return...............................    3
ANNUITY PAYMENTS............................................    4
GENERAL MATTERS.............................................    4
FEDERAL TAX MATTERS.........................................    5
  Taxation of New York Life Insurance and Annuity
     Corporation............................................    5
  Tax Status of the Policies................................    5
DISTRIBUTOR OF THE POLICIES.................................    6
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................    6
STATE REGULATION............................................    6
RECORDS AND REPORTS.........................................    6
LEGAL PROCEEDINGS...........................................    6
EXPERTS.....................................................    7
OTHER INFORMATION...........................................    7
FINANCIAL STATEMENTS........................................  F-1

 How to obtain a LifeStages(R) Access Variable Annuity Statement of Additional
                                  Information.

               Call (800) 598-2019 or send this request form to:

                    NYLIAC Variable Products Service Center
Madison Square Station
P.O. Box 922
New York, NY 10159

--------------------------------------------------------------------------------
please send me a LifeStages(R)Access Variable Annuity Statement of Additional
                         Information dated May 1, 2001:

--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City                                 State                       Zip

                                                             LOGO

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                         INDIVIDUAL RETIREMENT ANNUITY

                              DISCLOSURE STATEMENT

     The following information is being provided to you, the policyowner, in accordance with the requirements of the Internal Revenue Service. This Disclosure Statement is not part of the Prospectus. It includes non-technical explanation of some of the changes made by the Taxpayer Relief Act of 1997 applicable to Individual Retirement Accounts or Annuities (IRAs). You should consult your tax adviser about the specifics of these rules, and remember that the terms of your actual contract and any endorsements will control your rights and obligations.

     1. REVOCATION OF YOUR IRA

     If you have not received this Disclosure Statement at least seven calendar days before the establishment of your Individual Retirement Annuity, you have the right to revoke your Individual Retirement Annuity during the seven calendar day period following its establishment. In order to revoke your Individual Retirement Annuity, you must notify us in writing and you must mail or deliver your revocation to NYLIAC. If your revocation is mailed, the date of the postmark (or the date of certification or registration if sent by certified or registered mail) will be considered your revocation date. If you revoke your Individual Retirement Annuity during the seven day period, the entire amount of your account, without any adjustments (for items such as administrative expenses, fees, or fluctuation in market value) will be returned to you.

     2. CONTRIBUTIONS

     (a) Regular IRA. The policyowner may make periodic contributions to a regular IRA in any amount up to the combined tax deductible and non-tax deductible contribution limit described in Section 3 of this Disclosure Statement. All such contributions shall be in cash and shall be invested in accordance with this Disclosure Statement. This IRA cannot be issued as a SIMPLE IRA.

     (b) Spousal IRA. If the policyowner and the spouse file a joint federal income tax return for the taxable year and if the spouse's compensation, if any, includable in gross income for the year is less than the compensation includable in the gross income of the policyowner for the year, the policyowner and the spouse may each establish his or her own individual IRA and may make periodic contributions to their own IRA in accordance with the rules and limits for tax deductible and non-tax deductible contributions contained in Sections 219(c) and 408(o) of the Internal Revenue Code. Such contributions shall be in cash and shall be invested in accordance with this Disclosure Statement.

     (c) Rollover IRA. A rollover contribution by the policyowner shall be a nonperiodic deposit in cash to be invested in accordance with this Disclosure Statement, with respect to which contribution the policyowner warrants that (1) the entire amount rolled over is attributable to a distribution from an employee's trust, an employee's annuity, an annuity contract or another individual retirement account or annuity, which meets the requirements of Internal Revenue Code section 402(c), 403(a)(4), 403(b)(8), or 408(d)(3); (2)
within one (1) year of receiving such distribution, the policyowner did not receive another distribution which constituted a "rollover" referred to in Internal Revenue Code Section 408(d)(3)(B); and (3) the contribution as made satisfies all the requirements for rollover contributions as set forth under the Internal Revenue Code. A rollover contribution attributable to contributions made by an employer to an individual's SIMPLE IRA cannot be made prior to the expiration of the 2-year period beginning on the date the individual first participated in that employer's SIMPLE plan.

     Strict limitations apply to rollovers, and you should seek competent tax advice in order to comply with all the rules governing rollovers.

     (d) Transfers. The policyowner may make an initial or subsequent contribution hereunder by directing a Custodian or Trustee of an existing individual retirement account or individual retirement annuity to transfer an amount in cash to the Individual Retirement Annuity.

     (e) Time to Make Contributions. You may make contributions to your IRA at any time for a taxable year beginning on the first day of that year and ending on the date that your income tax return for that year is due (without regard to any extensions).

                                      IRA-1

     (f) Simplified Employee Pension. If an IRA is established that meets the requirements of a Simplified Employee Pension Plan, your employer may contribute an amount not to exceed the lesser of 15% of your includable compensation ($170,000 for 2001, adjusted for inflation thereafter) or $35,000 (for 2001 adjusted for inflation thereafter). The amount of such contribution is not includable in your income as wages (for federal income tax purposes). Within that overall limit you may elect to defer up to $10,500 in 2001 (as adjusted for inflation in accordance with the Internal Revenue Code) of your includable compensation if your employer's SEP plan permits salary reduction contributions and was established on or before December 31, 1996. The amount of such elective deferral is excludable from your income as wages (for federal income tax purposes). For further details, see your employer.

     (g) Responsibility of the Policyowner. If the policyowner contemplates future periodic contributions, rollovers, or transfers to the IRA, such contributions, rollovers or transfers must be made in accordance with the appropriate sections of the Code. It is the policyowner's full and sole responsibility to determine the tax deductibility of all contributions, and to make such contributions in accordance with the Code. Neither the Custodian nor New York Life Insurance and Annuity Corporation are permitted to provide tax advice, and will assume no liability for the tax consequences of any contribution to the IRA.

     3. DEDUCTIBILITY OF CONTRIBUTIONS

     (a) Eligibility. Under the Internal Revenue Code, if neither you nor your spouse is an active participant (see (b) below), you and your spouse may contribute up to $4,000 together (but no more than $2,000 to each individual account) if your combined compensation is at least equal to that amount and take a deduction for the entire amount contributed. If you are an active participant, but have an adjusted gross income (AGI) below a certain level (see (c) below), you may make a deductible contribution. If you are an active participant and you have AGI above that level (see (c) below), the amount of the deductible contribution you may make is phased down and eventually eliminated. If you are not an active participant, but your spouse is an active participant, you may make a $2,000 deductible contribution provided that if your combined AGI is above the specified level (see (c) below), the amount of the deductible contribution you may make to an IRA is phased down and eventually eliminated.

     (b) Active Participant. You are an "active participant" for a year if you are covered by a retirement plan. You are covered by a "retirement plan" for a year if your employer or union has a retirement plan under which money is added to your annuity or you are eligible to earn retirement credits. For example, if you are covered under a profit-sharing plan, a 403(b) annuity, certain government plans, a salary reduction arrangement (such as a Tax Sheltered Annuity 403(b) arrangement or a 401(k) plan), a Simplified Employee Pension Plan
(SEP), a SIMPLE retirement account or a plan which promises you a retirement benefit which is based upon the number of years of service you have with the employer, you are likely to be an active participant. Your Form W-2 for the year should indicate your participation status.

     (c) Adjusted Gross Income (AGI). If you or your spouse is an active participant, you must look at your Adjusted Gross Income for the year (if you and your spouse file a joint tax return, you use your combined AGI) to determine whether you can make a deductible IRA contribution. Your tax return will show you how to calculate your AGI for this purpose. If you are at or below a certain AGI level, called the threshold level, you are treated as if you were not an active participant and can make a deductible contribution under the same rules as a person who is not an active participant.

     If you are single, your threshold AGI level is $33,000 (for 2001). The threshold level if you are married and file a joint tax return is $53,000 (for
2001), and if you are married, but file a separate tax return, the threshold level is $0. However, if only your spouse is an active participant and you file a joint tax return, the threshold level is $150,000 phased out at $160,000.

                                      IRA-2

     The $33,000 and $53,000 threshold levels are to increase in future years as shown below:

                       JOINT RETURNS
                       -------------
FOR TAXABLE YEARS BEGINNING IN:      THE THRESHOLD LEVEL IS:
-------------------------------      -----------------------
2002                                         $54,000
2003                                         $60,000
2004                                         $65,000
2005                                         $70,000
2006                                         $75,000
2007 and thereafter                          $80,000

                      SINGLE TAXPAYERS
                      ----------------
FOR TAXABLE YEARS BEGINNING IN:      THE THRESHOLD LEVEL IS:
-------------------------------      -----------------------
2002                                         $34,000
2003                                         $40,000
2004                                         $45,000
2005 and thereafter                          $50,000

     If your AGI is less than $10,000 above your threshold level, you will still be able to make a deductible contribution, but it will be limited in amount. The amount by which your AGI exceeds your threshold level (AGI-threshold level) is called your Excess AGI. The Maximum Allowable Deduction is $2,000 (and an additional $2,000 for a Spousal IRA). You can calculate your Deduction Limit as follows:

         10,000 - Excess AGI X Maximum Allowable Deduction = Deduction Limit
               10,000

     You must round up the result to the next highest $10 level (the next highest number which ends in zero). For example, if the result is $1,525, you must round it up to $1,530. If the final result is below $200 but above zero, your Deduction Limit is $200. Your Deduction Limit cannot, in any event, exceed 100% of your compensation.

     (d) Restrictions. No deduction is allowed for (a) contributions other than in cash; (b) contributions (other than those by an employer to a Simplified Employee Pension Plan) made during your calendar year in which you attain age
70 1/2 or thereafter; or (c) for any amount you contribute which was a distribution from another retirement plan ("rollover" contribution). However, the limitations in paragraphs (a) and (b) do not apply to rollover contributions.

     (e) Compensation. For purposes of determining allowable contributions, the term "Compensation" includes all earned income, including net earnings from self employment and alimony or separate maintenance payments received and includable in your gross income, but does not include deferred compensation or any amount received as a pension or annuity.

     4. NONDEDUCTIBLE CONTRIBUTIONS TO IRAS

     Even if you are above the threshold level and, thus, may not make a deductible contribution of $2,000 (and an additional $2,000 for a Spousal IRA), you may still contribute up to the lesser of 100% of compensation or $2,000 to an IRA (and an additional $2,000 for a Spousal IRA). The amount of your contribution which is not deductible will be a nondeductible contribution to the IRA. You may also choose to make a contribution nondeductible even if you could have deducted part or all of the contribution. Interest or other earnings on your IRA contribution, whether from deductible or nondeductible contributions, will not be taxed until taken out of your IRA and distributed to you.

     If you make a nondeductible contribution to an IRA you must report the amount of the nondeductible contribution to the IRS as a part of your tax return for the year.

     5. DISTRIBUTIONS

     (a) Required Distributions. Distribution of your IRA must be made or begin no later than April 1 of the calendar year following the calendar year in which you attain age 70 1/2. A distribution may be made at once in a lump sum, or it may be made in installments. Installment payments must be made over a period not exceeding your life expectancy (as determined annually), or the joint life and last survivor expectancy of you and the beneficiary you designate (as redetermined annually, if that beneficiary is your spouse).

                                      IRA-3

     If you die before the entire interest is distributed to you, but after distribution to you has begun, your entire annuity must be distributed to your beneficiary at least as rapidly as your annuity was being distributed prior to your death. If you die before you begin to receive distributions from your annuity and if you have a designated beneficiary, distribution to your beneficiary must be made over a period not exceeding the greater of the beneficiary's life expectancy or five years after your death; if you have no designated beneficiary, distribution must be completed within five years of your death. Distributions upon your death must begin within one year following your death or, if your beneficiary is your spouse, no later than the date on which you would have attained age 70 1/2 (if later). If following your death before distributions have begun, your spouse also dies, immediate distribution must begin to be made to your spouse's beneficiary, if any, over a period no longer than that person's life expectancy, or if your spouse has not designated a beneficiary, full payment must be made to your spouse's estate within five years.

     On January 12, 2001, the IRS issued new proposed regulations that simplify the required distribution rules described above. Please consult your tax advisor as to their applicability to your particular circumstances.

     (b) IRA Distributions. Because nondeductible IRA contributions are made using income which has already been taxed (that is, they are not deductible contributions), the portion of the IRA distributions consisting of nondeductible contributions will not be taxed again when received by you. If you make any nondeductible IRA contributions, each distribution from your IRAs will consist of a nontaxable portion (return of nondeductible contributions) and a taxable portion (return of deductible contributions, if any, and account earnings).

     Thus, you may not take a distribution which is entirely tax-free. The following formula is used to determine the nontaxable portion of your distributions for a taxable year.

Remaining Nondeductible contributions
---------------------------------------------       Total distributions          Nontaxable distributions
Year-end total IRA balances                     X   (for the year)           =   (for the year)

     To figure the year-end total IRA balance, you must treat all of your IRAs as a single IRA (other than Roth IRAs). This includes all regular IRAs, as well as Simplified Employee Pension (SEP) IRAs, SIMPLE IRAs, and Rollover IRAs. You also add back the distributions taken during the year.

     Even if you withdrew all of the money in your IRA in a lump sum, you will not be entitled to use any form of income averaging to reduce the federal income tax on your distribution. Also, no portion of your distribution is taxable as a capital gain.

     (c) Withholding. Unless you elect not to have withholding apply, a 10% federal income tax will be withheld from your IRA distributions. If payments are delivered to foreign countries, however, tax will, generally, be withheld at a 10% rate unless you certify to the Custodian that you are not a U.S. citizen residing abroad or a "tax avoidance expatriate" as defined in the Internal Revenue Code (Section 877).

     6. PENALTIES

     (a) Excess Contributions. If at the end of any taxable year your IRA contributions (other than rollovers or transfers) exceed the maximum allowable (deductible and nondeductible) amount for that year, this excess contribution amount will be subject to a nondeductible 6% excise (penalty) tax. However, if you withdraw the excess contribution, plus any earnings on it, before the due date for filing your federal income tax return for the year (including extensions), the excess contribution will not be subject to the 6% penalty tax. The amount of the excess contribution withdrawn will not be considered a premature distribution, but the earnings withdrawn will be taxable income to you and may be subject to an additional 10% tax on premature distributions. Alternatively, excess contributions for one year may be carried forward as IRA contributions in the next year to the extent that the excess, when aggregated with your IRA contribution (if any) for the subsequent year, does not exceed the maximum allowable (deductible and nondeductible) amount for that year. The 6% excise tax will be imposed on excess contributions in each year they are neither returned nor applied as contributions.

     (b) Early Distributions. Since the purpose of an IRA is to accumulate funds for retirement, your receipt or use of any portion of your IRA before you attain age 59 1/2 constitutes an early distribution unless the distribution occurs in the event of your death or disability or is part of a series of substantially equal periodic payments made over your life expectancy (as determined from tables in the income tax regulations) or the joint life expectancies of you and your beneficiary or is used to pay certain medical expenses or is used for certain

                                      IRA-4
qualified first-time homebuyer expenses or certain qualified higher education expenses. The amount of an early distribution (excluding the nondeductible contribution included therein) is includable in your gross income and is subject to a 10% penalty tax on the amount of the early distribution unless you transfer it to another IRA as a qualifying rollover contribution. If you transfer, rollover or convert a regular IRA into a Roth IRA, the 10% penalty tax will not apply, but the distribution is taxable income.

     (c) Minimum Distributions. If the minimum distribution rules described in 5a apply to a recipient of distributions and if the amount distributed during a calendar year is less than the minimum amount required to be distributed, the recipient will be subject to a penalty tax equal to 50% of the difference between the amount required to be distributed and the amount actually distributed.

     (d) Excess Distributions. The 15% excise tax on excess distributions has been repealed for excess distributions received after December 31, 1996. The 15% excise tax on excess retirement accumulations has been repealed for estates of decedents dying after December 31, 1996.

     (e) Prohibited Transactions. If the policyowner or the beneficiary engage in any prohibited transaction (such as any sale, exchange or leasing of any property between the policyowner and the annuity, or any interference with the independent status of the annuity), the annuity will lose its tax exemption and be treated as having been distributed to the policyowner. The value of the entire annuity (excluding the non-deductible contribution included therein) will be includable in your gross income; if at the time of the prohibited transaction the policyowner is under age 59 1/2, the policyowner will also be subject to the 10% penalty tax on early distributions.

     (f) Overstatement of Non-deductible Contributions. If you overstate your non-deductible IRA contributions on your federal income tax return (without reasonable cause) you may be subject to a $100 penalty and a $50 penalty for failure to file any form required by the IRS to report non-deductible contributions (in addition to any generally applicable tax, interest, and penalties to which you may be liable if you understate income upon receiving a distribution from your account. See paragraph 5(b) of this Disclosure Statement and IRS Form 8606.)

     7. FEDERAL ESTATE AND GIFT TAXES

     Any amount distributed from your IRA upon your death may be subject to federal estate and gift taxes.

     8. OTHER INFORMATION

     (a) Tax Reporting. You need not file Treasury Form 5329 with the Internal Revenue Service unless during the taxable year there is an excess contribution to, premature distribution from, or insufficient distribution from your IRA. You must report contributions to, and distributions from your IRA (including the year end aggregate account balance of all IRAs) on your federal income tax return for the year. You must designate on the return how much of your annual contribution is deductible and how much is nondeductible.

     (b) IRS Approval. This Individual Retirement Annuity has been approved as to form by the Internal Revenue Service. Such approval is a determination only as to the form of the annuity and does not represent a determination of the merits of such annuity.

     (c) Custodian. The Trustee or Custodian of an IRA must be either a bank or such other person who has been approved by the Secretary of the Treasury.

     (d) Vesting. Your interest in your IRA must be nonforfeitable at all times.

     (e) State Tax Law. You should consult your tax adviser about any state tax consequences of your IRA; you should be aware that some of these laws may differ from Federal tax law governing IRAs.

                                      IRA-5

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                                                            LOGO
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                       ROTH INDIVIDUAL RETIREMENT ANNUITY

                              DISCLOSURE STATEMENT

     The following information is being provided to you, the policyowner, in accordance with the requirements of the Internal Revenue Service. This disclosure includes non-technical explanation of some of the requirements applicable to Roth Individual Retirement Annuities (Roth IRAs). The information provided applies to contributions made and distributions received on and after January 1, 1998.

     1. REVOCATION OF YOUR ROTH IRA

     You may revoke your Roth IRA at anytime within seven days after it is established by mailing or delivering a written notice of revocation to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, Room 452, New York, NY 10010. Any notice of revocation will be deemed mailed on the date of postmark (or if sent be certified or registered mail, the date of certification or registration) if it is deposited in the U.S. Postal Service in an envelope, or other appropriate wrapper, first-class postage prepaid, properly addressed. Upon revocation, you will be entitled to a full refund of your entire Roth IRA without any adjustments (for items such as administrative expenses, fees, or fluctuation in market value).

     2. CONTRIBUTIONS

     (a) Regular Roth IRA. The policyowner may make periodic contributions to a Roth IRA in any amount up to the contribution limit described in Section 3 (Deductibility of Contributions). All contributions to your Roth IRA must be made in cash. Contributions for a taxable year must be made no later than April 15 of the following year.

     (b) Rollover Roth IRA. A rollover contribution by the policyowner shall be a nonperiodic deposit in cash, with respect to which contribution the policyowner warrants that 1) the entire amount rolled over is attributable to a distribution from a regular Individual Retirement Annuity (a "regular IRA") or another Roth IRA which meets the requirements of Code Section 408(d)(3); 2) within one (1) year of receiving such distribution, the policyowner did not receive another distribution which constituted a "rollover" of a Roth IRA to another Roth IRA; and 3) the contribution as made satisfies all the requirements for Roth IRA rollover contributions as set forth under the Internal Revenue Code "Code".

     Strict limitations apply to rollovers, and you should seek competent tax advice in order to comply with all the rules governing rollovers.

     (c) Transfers and Conversions. The policyowner may make an initial or subsequent contribution hereunder, provided that your Modified Adjusted Gross Income (MAGI) does not exceed $100,000 during the year of such transfer and you do not file your income tax return as married filing separately, by directing a Trustee of an existing regular IRA to directly transfer an amount in cash from or, if permitted by the Trustee, to convert, such regular IRA into this Roth IRA. The policyowner may also direct a Trustee of an existing Roth IRA to directly transfer an amount in cash from an existing Roth IRA to the Trustee of this Roth IRA without regard to such income or return filing limitations.

     (d) Tax Consequences of Rollovers and Transfers. A rollover, transfer, or conversion of a regular IRA to a Roth IRA is permitted if your MAGI does not exceed $100,000 and you do not file your income tax return as married filing separately. Such a rollover, transfer, or conversion will be treated as a taxable distribution of the regular IRA, but the 10% excise tax on early distributions will not apply. For such rollovers, transfers, and conversions of regular IRAs into Roth IRAs during 1998, a special rule applies and any amount required to be so included in taxable income will be included ratably over 1998, 1999, 2000, and 2001.

     (e) Responsibility of the policyowner. If the policyowner contemplates future periodic contributions, rollovers, or transfers to the Roth IRA, such contributions, rollovers, or transfers must be made in accordance with the appropriate sections of the Code. It is the policyowner's full and sole responsibility to determine the tax deductibility of all contributions, and to make such contributions in accordance with the Code. New York Life Insurance and Annuity Corporation (NYLIAC) and its employees are not permitted to provide tax advice, and assume no liability for the tax consequences of any contribution to, or distribution from, the Roth IRA.

                                    ROTH IRA-1

     3. DEDUCTIBILITY OF CONTRIBUTIONS

     (a) Eligibility. Under the law, you may make a contribution of up to the lesser of $2,000 or 100% of compensation, reduced by the amount of contributions you make to any other regular IRA (except Education IRAs) or Roth IRA for the taxable year, provided that if your MAGI is above the specified level, the amount of the contribution you may make to a Roth IRA is phased down and eventually eliminated. Contributions to a Roth IRA are not deductible for income tax purposes.

     (b) Modified Adjusted Gross Income (MAGI). You must look at your Modified Adjusted Gross Income for the year (if you and your spouse file a joint tax return, use your combined MAGI) to determine whether you can make a Roth IRA contribution. Your tax return will show you how to calculate your MAGI for this purpose, except that you should disregard any income resulting from a taxable rollover, transfer, or conversion of a regular IRA to a Roth IRA. Only if you are at or below a certain MAGI level, called the Threshold Level, can you make a contribution to a Roth IRA.

     If you are single, your MAGI Threshold Level is $95,000. The Threshold Level if you are married and file a joint tax return is $150,000, and if you are married but file a separate tax return, the Threshold Level is $0.

     If your MAGI is less than $15,000 ($10,000 in the case of a joint return) above your Threshold Level, you will still be able to make a Roth IRA contribution, but it will be limited in amount. The amount by which your MAGI exceeds your Threshold Level (MAGI minus the Threshold Level) is called your Excess MAGI. The maximum allowable contribution is $2,000. You can calculate your contribution limit as follows:

     $15,000 ($10,000 in the case) - Excess
            (of a joint return) MAGI                   Maximum
-----------------------------------------------    X   Allowable          =   Contribution Limit
         $15,000 ($10,000 in the case)                 Contribution
              (of a joint return)

     You must round up the result to the next highest $10 level (the next highest number which ends in zero). For example, if the result is $1,525, you must round it up to $1,530. If the final result is below $200 but above zero, your contribution limit is $200. Your contribution limit cannot, in any event, exceed 100% of your compensation.

     The maximum contribution you and your spouse may make to all your IRAs in the aggregate, including Roth IRAs, is the lesser of 100% of your combined compensation or $4,000 annually ($2,000 individually).

     (c) Deductions.  No deduction is allowed for Roth IRA contributions.

     (d) Compensation. For purposes of determining allowable contributions, the term "Compensation" includes all earned income, including net earnings from self employment and alimony or separate maintenance payments received and includible in your gross income, but does not include deferred compensation or any amount received as a pension or annuity.

     4. DISTRIBUTIONS

     (a) Required Distributions After Death. If you die before the entire interest is distributed to you, but after distribution to you from your Roth IRA has begun, your entire annuity must be distributed to your beneficiary at least as rapidly as your annuity was being distributed prior to your death. If you die before you begin to receive distributions from your annuity and if you have a designated beneficiary, distribution to your beneficiary must be made over a period not exceeding the greater of the beneficiary's life expectancy or five years after your death; if you have no designated beneficiary, distribution must be completed within five years of your death. Distributions upon your death must begin within one year following your death or, if your beneficiary is your spouse, no later than the date on which you would have attained age 70 1/2 (if later). If following your death before distributions have begun, your spouse also dies, immediate distribution must begin to be made to your spouse's beneficiary, if any, over a period no longer than that person's life expectancy, or if your spouse has not designated a beneficiary, full payment must be made to your spouse's estate within five years.

     On January 12, 2001, the IRS issued new proposed regulations that simplify the required distribution rules described above. Please consult your tax advisor as to their applicability to your particular circumstances.

                                    ROTH IRA-2

     (b) Roth IRA Distributions

          (i) Qualified nontaxable distributions.

     A distribution from your Roth IRA will not be includible in your gross income if it is:

          (a) made on or after the date you attain age 59 1/2

          (b) made after you die or become disabled, or

          (c) made as a qualified first time homebuyer distribution

     and is made after the five taxable year period beginning with the first taxable year in which you or your spouse made a contribution to a Roth IRA, or, in the case of a rollover from a regular IRA to a Roth IRA, after the five taxable year period beginning with the taxable year of the rollover.

     Distributions meeting these requirements are known as "qualified distributions."

          (ii) Other distributions partly taxable.

          If a distribution from your Roth IRA does not meet the requirements of a qualified distribution as described in (i), then the distribution will be treated first as a return of nontaxable Roth IRA contributions, and second, after all such contributions have been returned, as distributions of taxable earnings, which in addition to income tax may be subject to the 10% penalty tax on early distributions, as discussed below.

          In addition, you will not be entitled to use any form of income averaging to reduce the federal income tax on the taxable portion of your distribution. Also, no portion of your distribution is taxable as a capital gain.

     (c) Withholding. Unless you elect not to have withholding apply, federal income tax will be withheld from any taxable portion of your Roth IRA distributions. If payments are delivered to foreign countries, however, tax will, generally, be withheld at a 10% rate unless you certify to the Trustee that you are not a U.S. citizen residing abroad or a "tax avoidance expatriate" as defined in the Internal Revenue Code Section 877.

     5. PENALTIES

     (a) Excess Contributions. If at the end of any taxable year your Roth IRA contributions (other than rollovers or transfers) exceed the maximum allowable annuity for that year, this excess contribution amount will be subject to a nondeductible 6% excise (penalty) tax. However, if you withdraw the excess contribution, plus any earnings on it, before the due date for filing your federal income tax return for the year (including extensions), the excess contribution will not be subject to the 6% penalty tax. The amount of the excess contribution withdrawn will not be considered a premature distribution, but the earnings withdrawn will be taxable income to you. Alternatively, excess contributions for one year may be carried forward as Roth IRA contributions in the next year to the extent that the excess, when aggregated with your Roth IRA contributions (if any) for the subsequent year, does not exceed the maximum allowable amount for that year. The 6% excise tax will be imposed on excess contributions in each year they are neither returned nor applied as contributions.

     (b) Early Distributions. Since the purpose of a Roth IRA is to accumulate funds for retirement, your receipt or use of any portion of your Roth IRA account (for example, as collateral for a loan) which is not a qualified distribution before you attain age 59 1/2, to the extent it is taxable to you as described above, constitutes an early distribution unless the distribution is a result of death or disability, or is part of a series of substantially equal periodic payments made over your life expectancy (as determined from tables in the income tax regulations) or the joint life expectancies of you and your beneficiary, is used to pay certain medical expenses, or is used for certain qualified first-time homebuyer expenses, or certain qualified higher education expenses. The amount of an early distribution which is not a qualified distribution and is not a return of previous Roth IRA contributions is includible in your gross income and is subject to a 10% penalty tax on the amount of the early distribution unless you transfer it to another Roth IRA as a qualifying rollover contribution.

     (c) Minimum Distributions. If the minimum distribution rules described in 4(a) apply to a recipient of distributions and if the amount distributed during a calendar year is less than the minimum amount required to be distributed, the recipient will be subject to a penalty tax equal to 50% of the difference between the amount required to be distributed and the amount actually distributed.

     (d) Prohibited Transactions. If you or your beneficiary engage in any prohibited transaction (such as any sale, exchange or leasing of any property between you and the annuity, or any interference with the independent

                                    ROTH IRA-3
status of the annuity), the annuity will lose its tax exemption and be treated as having been distributed to you. The value of the entire annuity (excluding the nondeductible contributions included therein) will be includible in your gross income; if at the time of the prohibited transaction you are under age 59 1/2 you will also be subject to the 10% penalty tax on early distributions.

     6. FEDERAL ESTATE GIFT TAXES

     Any amount distributed from your Roth IRA upon your death may be subject to federal estate and gift taxes.

     7. OTHER INFORMATION

     (a) Tax Reporting. You need not file Treasury Form 5329 with the Internal Revenue Service unless during the taxable year there is an excess contribution to, or premature distribution from, your Roth IRA. You must report distributions from your Roth IRA on your federal income tax return for the year.

     (b) IRS Approval. This Roth IRA plan has not been approved as to form by the Internal Revenue Service. Approval by the IRS of the Roth IRA plan is a determination only as to the form of the annuity and does not represent a determination of the merits of such annuity.

     (c) Vesting. Your interest in your Roth IRA must be nonforfeitable at all times.

                                    ROTH IRA-4

                      STATEMENT OF ADDITIONAL INFORMATION

                                  MAY 1, 2001
                                      FOR

                     LIFESTAGES(R) ACCESS VARIABLE ANNUITY
                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

     This Statement of Additional Information ("SAI") is not a prospectus. This SAI contains information that expands upon subjects discussed in the current LifeStages(R) Access Variable Annuity Prospectus. You should read the SAI in conjunction with the current LifeStages(R) Access Variable Annuity Prospectus dated May 1, 2001. You may obtain a copy of the Prospectus by calling 800-598-2019 or writing to NYLIAC Variable Products Service Center, Madison Square Station, P.O. Box 922, New York, NY 10159. Terms used but not defined in this SAI have the same meaning as in the current LifeStages(R) Access Variable Annuity Prospectus.

                               TABLE OF CONTENTS*

                                                              PAGE
                                                              ----
THE POLICIES (16)...........................................    2
     Valuation of Accumulation Units (21)...................    2
INVESTMENT PERFORMANCE CALCULATIONS.........................    2
     MainStay VP Cash Management Investment Division........    2
     MainStay VP Government, MainStay VP High Yield
       Corporate Bond and MainStay VP Bond Investment
       Division Yields......................................    3
     Average Annual Total Return............................    3
ANNUITY PAYMENTS............................................    4
GENERAL MATTERS.............................................    4
FEDERAL TAX MATTERS (27)....................................    5
     Taxation of New York Life Insurance and Annuity
       Corporation..........................................    5
     Tax Status of the Policies.............................    5
DISTRIBUTOR OF THE POLICIES.................................    6
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................    6
STATE REGULATION............................................    6
RECORDS AND REPORTS.........................................    6
LEGAL PROCEEDINGS...........................................    6
EXPERTS.....................................................    7
OTHER INFORMATION...........................................    7
FINANCIAL STATEMENTS........................................  F-1

------------
* (Numbers in parentheses refer to page numbers of corresponding sections of the current LifeStages(R) Access Variable Annuity Prospectus.)

                                  THE POLICIES

     The following provides additional information about the policies and supplements the description in the Prospectus.

     VALUATION OF ACCUMULATION UNITS

     Accumulation Units are valued separately for each Investment Division of the Separate Account. The method used for valuing Accumulation Units in each Investment Division is the same. We arbitrarily set the value of each Accumulation Unit as of the date operations began for the Investment Division. Thereafter, the value of an Accumulation Unit of an Investment Division for any Business Day equals the value of an Accumulation Unit in that Investment Division as of the immediately preceding Business Day multiplied by the "Net Investment Factor" for that Investment Division for the current Business Day.

     We determine the Net Investment Factor for each Investment Division for any period from the close of the preceding Business Day to the close of the current Business Day (the "Valuation Period") by the following formula:

                                   (a/b) - c

Where: a = the result of:

          (1) the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined at the end of the current Valuation Period, plus

          (2) the per share amount of any dividend or capital gain distribution made by the Eligible Portfolio for shares held in the Investment Division if the "ex-dividend" date occurs during the current Valuation Period;

         b = the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined as of the end of the immediately preceding Valuation Period; and

         c = a factor representing the charge deducted from the applicable
             Investment Division on a daily basis. Such factor is equal, on an annual basis, to 1.55% of the daily net asset value of the Separate Account. (See "Separate Account Charge" at page 22 of the Prospectus.)

     The Net Investment Factor may be greater or less than one. Therefore, the value of an Accumulation Unit in an Investment Division may increase or decrease from Valuation Period to Valuation Period.

                      INVESTMENT PERFORMANCE CALCULATIONS

     MAINSTAY VP CASH MANAGEMENT INVESTMENT DIVISION

     NYLIAC calculates the MainStay VP Cash Management Investment Division's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the MainStay VP Cash Management Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one unit of the MainStay VP Cash Management Investment Division at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for the administration fee and the mortality and expense risk charge, and income and expenses accrued during the period. Because of these deductions, the yield for the MainStay VP Cash Management Division will be lower than the yield for the MainStay VP Cash Management Portfolio.

     NYLIAC also calculates the effective yield of the MainStay VP Cash Management Investment Division for the same seven-day period on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

     The yield on amounts held in the MainStay VP Cash Management Investment Division normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The MainStay VP Cash Management Investment Division's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the MainStay VP Cash

Management Portfolio, the types and quality of portfolio securities held by the MainStay VP Cash Management Portfolio, and its operating expenses.

    MAINSTAY VP GOVERNMENT, MAINSTAY VP HIGH YIELD CORPORATE BOND AND MAINSTAY VP BOND INVESTMENT DIVISION YIELDS

     The current annualized yield of the MainStay VP Government, MainStay VP High Yield Corporate Bond and MainStay VP Bond Investment Divisions refers to the income generated by these Investment Divisions over a specified 30-day period. Because the yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. We compute the yield by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

----                        YIELD = 2[(a-b+1)(6)-1]
                                                                  cd

Where: a = net investment income earned during the period by the Portfolio attributable to shares owned by the MainStay VP Government, MainStay VP High Yield Corporate Bond or MainStay VP Bond Investment Division.

         b = expenses accrued for the period (net of reimbursements).

         c = the average daily number of accumulation units outstanding during the period.

         d = the maximum offering price per accumulation unit on the last day of the period.

     Accrued expenses will include all recurring fees that are charged to all policy owner accounts.

     Because of the charges and deductions imposed by the Separate Account the yield for the Investment Divisions will be lower than the yield for the corresponding Portfolio of the Fund. The yield on amounts held in the Investment Divisions normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The MainStay VP Government, MainStay VP High Yield Corporate Bond or MainStay VP Bond Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the MainStay VP Government, MainStay VP High Yield Corporate Bond and MainStay VP Bond Portfolios of the Fund and their operating expenses.

     AVERAGE ANNUAL TOTAL RETURN. Average annual total return quotations for the Investment Divisions are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                P(1+T)(n) = ERV

Where: P = a hypothetical initial payment of $1,000.

         T = average annual total return.

         n = number of years.

     ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten-year period or the inception date, at the end of the one, five or ten-year period (or fractional portion thereof).

     All total return figures are prepared under methods the SEC requires when advertising performance information. For periods beginning on or after the dates when the Investment Divisions started operations, the average annual total return figures may be referred to as "standardized" performance. For periods before the dates when the Investment Divisions started operations, the figures are considered "non-standardized". The average annual total return figures are all considered "non-standardized".

     Performance data for the Investment Divisions may be compared, in advertisements, sales literature and reports to shareholders, to: (i) the investment returns on various mutual funds, stocks, bonds, certificates of deposit, tax free bonds, or common stock and bond indexes; and (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria.

     Reports and promotional literature may also contain the ratings New York Life and NYLIAC have received from independent rating agencies. New York Life and NYLIAC are among only a few companies that have consistently received among the highest possible ratings from the four major independent rating companies for financial strength and stability: A.M. Best, Fitch, Moody's and Standard and Poor's. However, neither New York Life nor NYLIAC guarantees the investment performance of the Investment Divisions.

                                ANNUITY PAYMENTS

     We will make equal annuity payments each month under the Life Income Payment Option during the lifetime of the Annuitant. Once payments begin, they do not change and are guaranteed for 10 years even if the Annuitant dies sooner. If the Annuitant dies before all guaranteed payments have been made, the rest will be made to the Beneficiary. We may require that the payee submit proof of the Annuitant's survivorship as a condition for future payments beyond the 10-year guaranteed payment period.

     On the Annuity Commencement Date, we will determine the Accumulation Value of your policy and use that value to calculate the amount of each annuity payment. We determine each annuity payment by applying the Accumulation Value, less any premium taxes, to the annuity factors specified in the annuity table set forth in the policy. Those factors are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Policies and other employer-sponsored retirement plans, such classification is not permitted), date of application and age of the Annuitant. The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor from the table to compute the amount of the each monthly annuity payment.

                                GENERAL MATTERS

     NON-PARTICIPATING. The policies are non-participating. Dividends are not paid.

     MISSTATEMENT OF AGE OR SEX. If the Annuitant's stated age and/or sex in the policy are incorrect, NYLIAC will change the benefits payable to those which the premium payments would have purchased for the correct age and sex. Sex is not a factor when annuity benefits are based on unisex annuity payment rate tables. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments--Election of Income Payment Options" at page 26 of the Prospectus.) If we made payments based on incorrect age or sex, we will increase or reduce a later payment or payments to adjust for the error. Any adjustment will include interest, at 3.5% per year, from the date of the wrong payment to the date the adjustment is made, unless required otherwise by state law.

     ASSIGNMENTS. If permitted by the plan or by law for the plan indicated in the application for the policy, you may assign a Non-Qualified Policy or any interest in it prior to the Annuity Commencement Date and during the Annuitant's lifetime. NYLIAC will not be deemed to know of an assignment unless it receives a copy of a duly executed instrument evidencing such assignment. Further, NYLIAC assumes no responsibility for the validity of any assignment. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General" at page 28 of the Prospectus.)

     MODIFICATION. NYLIAC may not modify the policy without your consent except to make the policy meet the requirements of the Investment Company Act of 1940, or to make the policy comply with any changes in the Internal Revenue Code or as required by the Code in order to continue treatment of the policy as an annuity, or by any other applicable law.

     INCONTESTABILITY. We rely on statements made in the application or a Policy Request. They are representations, not warranties. We will not contest the policy after it has been in force during the lifetime of the Annuitant for two years from the Policy Date.

                              FEDERAL TAX MATTERS

     TAXATION OF NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     NYLIAC is taxed as a life insurance company. Because the Separate Account is not an entity separate from NYLIAC, and its operations form a part of NYLIAC, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized net capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the Accumulation Value. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the policy. Under existing federal income tax law, NYLIAC believes that Separate Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the reserves under the policy.

     TAX STATUS OF THE POLICIES

     Section 817(h) of the Code requires that the investments of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the policies to qualify as annuity contracts under Section 72 of the Code. The Separate Account intends to comply with the diversification requirements prescribed by the Treasury under Treasury Regulation Section 1.817-5.

     To comply with regulations under Section 817(h) of the Code, the Separate Account is required to diversify its investments, so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

     Although the Treasury Department has issued regulations on the diversification requirements, such regulations do not provide guidance concerning the extent to which policy owners may direct their investments to particular subaccounts of a separate account, or the permitted number of such subaccounts. It is unclear whether additional guidance in this regard will be issued in the future. It is possible that if such guidance is issued, the policy may need to be modified to comply with such additional guidance. For these reasons, NYLIAC reserves the right to modify the policy as necessary to attempt to prevent the policy owner from being considered the owner of the assets of the Separate Account or otherwise to qualify the policy for favorable tax treatment.

     The Code also requires that non-qualified annuity contracts contain specific provisions for distribution of the policy proceeds upon the death of any policy owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that (a) if any policy owner dies on or after the Annuity Commencement Date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the policy owner's death; and (b) if any policy owner dies before the Annuity Commencement Date, the entire interest in the policy must generally be distributed within 5 years after the policy owner's date of death. These requirements will be considered satisfied if the entire interest of the policy is used to purchase an immediate annuity under which payments will begin within one year of the policy owner's death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is the policy owner's surviving spouse, the Policy may be continued with the surviving spouse as the new policy owner. If the policy owner is not a natural person, these "death of Owner" rules apply when the primary Annuitant is changed. Non-Qualified Policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in these policies satisfy all such Code requirements. The provisions contained in these policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

     Withholding of federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies NYLIAC of that election. Different rules may apply to United States citizens or expatriates living abroad. In addition, some states have enacted legislation requiring withholding.

     Even if a recipient elects no withholding, special rules may require NYLIAC to disregard the recipient's election if the recipient fails to supply NYLIAC with a "TIN" or taxpayer identification number (social security number for individuals) or if the Internal Revenue Service notifies NYLIAC that the TIN provided by the recipient is incorrect.

                          DISTRIBUTOR OF THE POLICIES

     NYLIFE Distributors Inc. ("NYLIFE Distributors"), is the principal underwriter and the distributor of the policies. It is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. NYLIFE Distributors is an indirect wholly-owned subsidiary of New York Life. The maximum commission paid to broker-dealers who have entered into dealer agreements with NYLIFE Distributors is not expected to exceed 6.25%. A portion of this amount is paid as commissions to registered representatives.

     For the year ending December 31, 2000, NYLIAC paid commissions of $1,215,948, none of which was retained by NYLIFE Distributors.

     The policies are sold and premium payments are accepted on a continuous basis.

                     SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

     NYLIAC holds title to the assets of the Separate Account. The assets are kept physically segregated and held separate and apart from NYLIAC's general corporate assets. Records are maintained of all purchases and redemptions of Eligible Portfolio shares held by each of the Investment Divisions.

                                STATE REGULATION

     NYLIAC is a stock life insurance company organized under the laws of Delaware, and is subject to regulation by the Delaware State Insurance Department. We file an annual statement with the Delaware Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of NYLIAC as of December 31 of the preceding calendar year. Periodically, the Delaware Commissioner of Insurance examines the financial condition of NYLIAC, including the liabilities and reserves of the Separate Account.

     In addition, NYLIAC is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the policies will be modified accordingly.

                              RECORDS AND REPORTS

     NYLIAC maintains all records and accounts relating to the Separate Account. As presently required by the federal securities laws, NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation.

                               LEGAL PROCEEDINGS

     NYLIAC is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities, employment and benefits and/or other operations, including actions involving retail sales practices. Most of these actions seek substantial or unspecified compensatory and punitive damages. NYLIAC is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC nevertheless believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

                                    EXPERTS

     The financial statements of NYLIAC as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 included in this Statement of Additional Information have been so included in reliance on the report (which includes an explanatory paragraph relating to a change in its method of accounting for the cost of computer software developed or obtained for internal use as described in Note 2 to the financial statements) of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

     The financial statements for the Separate Account as of December 31, 2000 and for the year then ended included in this Statement of Additional Information have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                               OTHER INFORMATION

     NYLIAC filed a registration statement with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in the Prospectus and this Statement of Additional Information. We have not included all of the information set forth in the registration statement, amendments and exhibits to the registration statement in the Prospectus and this Statement of Additional Information. We intend the statements contained in the Prospectus and this Statement of Additional Information concerning the content of the policies and other legal instruments to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission. The omitted information may be obtained at the principal offices of the Securities and Exchange Commission in Washington, D.C., upon payment of prescribed fees, or through the Commission's website at www.sec.gov.

                              FINANCIAL STATEMENTS

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                              FINANCIAL STATEMENTS

            SERIES I POLICIES:               LifeStages(R) Variable Annuity
                                             LifeStages(R) Flexible Premium Variable
                                             Annuity
                                             MainStay Plus Variable Annuity

            SERIES II POLICIES:              LifeStages(R) Access Variable Annuity
                                             MainStay Access Variable Annuity

            SERIES III POLICIES:             LifeStages(R) Premium Plus Variable
                                             Annuity
                                             MainStay Premium Plus Variable Annuity

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2000

                                                               MAINSTAY VP      MAINSTAY VP
                                                                 CAPITAL            CASH         MAINSTAY VP
                                                               APPRECIATION      MANAGEMENT      CONVERTIBLE
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $754,263,816     $172,033,903     $127,835,632

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation
    for mortality and expense risk and administrative
    charges.................................................      2,388,805          575,883          439,507
                                                               ------------     ------------     ------------
      Total equity..........................................   $751,875,011     $171,458,020     $127,396,125
                                                               ============     ============     ============
TOTAL EQUITY REPRESENTED BY:
  Equity of Policyowners:
    Series I Policies.......................................   $748,886,857     $164,642,541     $119,425,904
    Series II Policies......................................      1,170,968        4,180,424        1,356,259
    Series III Policies.....................................      1,817,186        2,635,055          703,258
  Equity of New York Life Insurance and
    Annuity Corporation.....................................             --               --        5,910,704
                                                               ------------     ------------     ------------
      Total equity..........................................   $751,875,011     $171,458,020     $127,396,125
                                                               ============     ============     ============
    Series I accumulation unit value........................   $      25.14     $       1.24     $      15.92
                                                               ============     ============     ============
    Series II accumulation unit value.......................   $       9.48     $       1.03     $       9.04
                                                               ============     ============     ============
    Series III accumulation unit value......................   $       8.67     $       1.02     $       8.67
                                                               ============     ============     ============
Identified Cost of Investment...............................   $737,705,549     $172,034,163     $145,245,405
                                                               ============     ============     ============

                                                                                MAINSTAY VP      MAINSTAY VP
                                                                                  AMERICAN         DREYFUS
                                                               MAINSTAY VP        CENTURY           LARGE
                                                                 INDEXED           INCOME          COMPANY
                                                                  EQUITY          & GROWTH          VALUE
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $760,983,980     $ 61,019,562     $ 38,273,413

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation
    for mortality and expense risk and administrative
    charges.................................................      2,562,472          202,787          126,380
                                                               ------------     ------------     ------------
      Total equity..........................................   $758,421,508     $ 60,816,775     $ 38,147,033
                                                               ============     ============     ============
TOTAL EQUITY REPRESENTED BY:
  Equity of Policyowners:
    Series I Policies.......................................   $755,167,344     $ 49,361,705     $ 26,553,331
    Series II Policies......................................      1,266,489          154,311          177,674
    Series III Policies.....................................      1,987,675          217,889          147,014
  Equity of New York Life Insurance and
    Annuity Corporation.....................................             --       11,082,870       11,269,014
                                                               ------------     ------------     ------------
      Total equity..........................................   $758,421,508     $ 60,816,775     $ 38,147,033
                                                               ============     ============     ============
    Series I accumulation unit value........................   $      24.68     $      11.08     $      11.27
                                                               ============     ============     ============
    Series II accumulation unit value.......................   $       9.40     $       9.21     $      10.49
                                                               ============     ============     ============
    Series III accumulation unit value......................   $       9.16     $       9.05     $      10.37
                                                               ============     ============     ============
Identified Cost of Investment...............................   $717,139,693     $ 60,310,668     $ 35,137,604
                                                               ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                                        MAINSTAY VP
     MAINSTAY VP       HIGH YIELD     INTERNATIONAL        TOTAL         MAINSTAY VP      MAINSTAY VP         GROWTH
      GOVERNMENT     CORPORATE BOND       EQUITY           RETURN           VALUE             BOND            EQUITY
    -----------------------------------------------------------------------------------------------------------------
     $ 60,294,532     $377,347,073     $ 24,098,260     $343,014,236     $169,613,329     $ 86,387,815     $423,988,971

          190,975        1,293,005           80,995        1,128,348          594,181          305,099        1,386,992
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $ 60,103,557     $376,054,068     $ 24,017,265     $341,885,888     $169,019,148     $ 86,082,716     $422,601,979
     ============     ============     ============     ============     ============     ============     ============
     $ 59,775,310     $374,763,656     $ 23,737,146     $338,660,623     $168,710,892     $ 85,727,933     $419,759,357
          280,832          792,794          168,911        2,730,297          238,832          166,629        1,300,233
           47,415          497,618          111,208          494,968           69,424          188,154        1,542,389
               --               --               --               --               --               --               --
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $ 60,103,557     $376,054,068     $ 24,017,265     $341,885,888     $169,019,148     $ 86,082,716     $422,601,979
     ============     ============     ============     ============     ============     ============     ============
     $      13.26     $      14.59     $      15.26     $      19.89     $      18.82     $      13.01     $      26.71
     ============     ============     ============     ============     ============     ============     ============
     $      10.60     $       9.29     $       9.35     $       9.20     $      11.04     $      10.62     $       9.37
     ============     ============     ============     ============     ============     ============     ============
     $      10.49     $       9.15     $       9.40     $       8.82     $      10.57     $      10.43     $       9.44
     ============     ============     ============     ============     ============     ============     ============
     $ 61,129,376     $490,580,407     $ 26,353,437     $327,729,694     $164,681,293     $ 91,205,869     $432,551,246
     ============     ============     ============     ============     ============     ============     ============

     MAINSTAY VP      MAINSTAY VP
     EAGLE ASSET          LORD            ALGER
      MANAGEMENT         ABBETT          AMERICAN         CALVERT          FIDELITY         FIDELITY       JANUS ASPEN
        GROWTH         DEVELOPING         SMALL            SOCIAL           VIP II            VIP             SERIES
        EQUITY           GROWTH       CAPITALIZATION      BALANCED      CONTRAFUND(R)    EQUITY-INCOME       BALANCED
    -----------------------------------------------------------------------------------------------------------------
     $160,463,163     $ 30,032,768     $ 95,093,239     $ 26,907,954     $322,490,370     $160,092,305     $604,578,156

          530,454           99,813          296,731           88,569        1,064,695          544,465        2,010,071
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $159,932,709     $ 29,932,955     $ 94,796,508     $ 26,819,385     $321,425,675     $159,547,840     $602,568,085
     ============     ============     ============     ============     ============     ============     ============
     $155,694,029     $ 20,317,276     $ 93,083,217     $ 26,539,717     $319,563,908     $158,987,227     $598,090,234
          527,800           85,092          588,128          102,673          451,969          285,965        1,635,801
        1,685,795           40,351        1,125,163          176,995        1,409,798          274,648        2,842,050
        2,025,085        9,490,236               --               --               --               --               --
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $159,932,709     $ 29,932,955     $ 94,796,508     $ 26,819,385     $321,425,675     $159,547,840     $602,568,085
     ============     ============     ============     ============     ============     ============     ============
     $      16.92     $       9.49     $      12.16     $      17.89     $      18.82     $      16.29     $      19.66
     ============     ============     ============     ============     ============     ============     ============
     $       9.51     $       9.13     $       8.56     $       9.36     $       9.93     $      10.65     $      10.24
     ============     ============     ============     ============     ============     ============     ============
     $       8.13     $       9.19     $       7.95     $       9.10     $       9.56     $      10.51     $       9.65
     ============     ============     ============     ============     ============     ============     ============
     $198,212,630     $ 33,532,378     $112,305,173     $ 29,088,620     $323,631,473     $152,530,396     $614,222,844
     ============     ============     ============     ============     ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2000

                                                          JANUS ASPEN          MFS(R)
                                                             SERIES            GROWTH
                                                           WORLDWIDE            WITH            MFS(R)
                                                             GROWTH        INCOME SERIES    RESEARCH SERIES
                                                        ---------------------------------------------------
ASSETS:
  Investment at net asset value.......................    $512,028,581      $ 30,009,657     $ 52,678,062

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for mortality and expense risk and
    administrative charges............................       1,667,480            99,388          158,581
                                                          ------------      ------------     ------------
      Total equity....................................    $510,361,101      $ 29,910,269     $ 52,519,481
                                                          ============      ============     ============
TOTAL EQUITY REPRESENTED BY:
  Equity of Policyowners:
    Series I Policies.................................    $506,390,447      $ 29,503,282     $ 50,417,325
    Series II Policies................................       1,164,682           102,479          586,281
    Series III Policies...............................       2,805,972           304,508        1,515,875
                                                          ------------      ------------     ------------
      Total equity....................................    $510,361,101      $ 29,910,269     $ 52,519,481
                                                          ============      ============     ============
    Series I accumulation unit value..................    $      21.39      $      10.95     $      12.44
                                                          ============      ============     ============
    Series II accumulation unit value.................    $       9.16      $       9.75     $       8.86
                                                          ============      ============     ============
    Series III accumulation unit value................    $       8.42      $       9.60     $       8.49
                                                          ============      ============     ============
Identified Cost of Investment.........................    $539,684,404      $ 29,261,696     $ 56,854,220
                                                          ============      ============     ============

                                                         MORGAN STANLEY       T. ROWE          VAN ECK
                                                              UIF              PRICE          WORLDWIDE
                                                        EMERGING MARKETS       EQUITY            HARD
                                                             EQUITY            INCOME           ASSETS
                                                        --------------------------------------------------
ASSETS:
  Investment at net asset value.......................    $ 28,902,908      $ 42,867,402     $  5,024,181

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for mortality and expense risk and
    administrative charges............................          89,791           139,554           16,285
                                                          ------------      ------------     ------------
      Total equity....................................  28$,813,117....     $ 42,727,848     $  5,007,896
                                                          ============      ============     ============
TOTAL EQUITY REPRESENTED BY:
  Equity of Policyowners:
    Series I Policies.................................    $ 28,721,047      $ 42,483,914     $  4,929,460
    Series II Policies................................          38,163           145,618           25,053
    Series III Policies...............................          53,907            98,316           53,383
                                                          ------------      ------------     ------------
      Total equity....................................    $ 28,813,117      $ 42,727,848     $  5,007,896
                                                          ============      ============     ============
    Series I accumulation unit value..................    $       8.55      $      11.55     $      10.51
                                                          ============      ============     ============
    Series II accumulation unit value.................    $       6.21      $      11.08     $      10.48
                                                          ============      ============     ============
    Series III accumulation unit value................    $       7.22      $      10.86     $      10.63
                                                          ============      ============     ============
Identified Cost of Investment.........................    $ 46,368,864      $ 41,935,110     $  4,700,999
                                                          ============      ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF OPERATIONS
For the year ended December 31, 2000

                                                               MAINSTAY VP     MAINSTAY VP
                                                                 CAPITAL          CASH         MAINSTAY VP
                                                              APPRECIATION     MANAGEMENT      CONVERTIBLE
                                                              ---------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................  $         --    $ 11,049,758    $   4,603,216
  Mortality and expense risk and administrative charges.....   (10,602,340)     (2,629,245)      (1,505,618)
                                                              -------------   -------------   -------------
      Net investment income (loss)..........................   (10,602,340)      8,420,513        3,097,598
                                                              -------------   -------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................    48,748,940     457,903,194       10,777,040
  Cost of investments sold..................................   (23,648,510)   (457,902,193)      (9,605,411)
                                                              -------------   -------------   -------------
      Net realized gain (loss) on investments...............    25,100,430           1,001        1,171,629
  Realized gain distribution received.......................    50,255,513              --        8,506,734
  Change in unrealized appreciation (depreciation) on
    investments.............................................  (165,613,796)           (249)     (24,166,144)
                                                              -------------   -------------   -------------
      Net gain (loss) on investments........................   (90,257,853)            752      (14,487,781)
                                                              -------------   -------------   -------------
  Increase (decrease) attributable to New York Life
    Insurance and Annuity Corporation charges retained by
    the Separate Account....................................       496,733         (31,510)          33,834
                                                              -------------   -------------   -------------
      Net increase (decrease) in total equity resulting from
        operations..........................................  $(100,363,460)  $  8,389,755    $ (11,356,349)
                                                              =============   =============   =============

                                                                               MAINSTAY VP     MAINSTAY VP
                                                                                AMERICAN         DREYFUS
                                                               MAINSTAY VP       CENTURY          LARGE
                                                                 INDEXED         INCOME          COMPANY
                                                                 EQUITY         & GROWTH          VALUE
                                                              ---------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................  $  7,397,705    $    397,482    $     246,666
  Mortality and expense risk and administrative charges.....   (10,635,683)       (817,957)        (431,956)
                                                              -------------   -------------   -------------
      Net investment income (loss)..........................    (3,237,978)       (420,475)        (185,290)
                                                              -------------   -------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................    20,675,645       1,568,980        1,888,410
  Cost of investments sold..................................   (10,926,328)     (1,309,860)      (1,765,571)
                                                              -------------   -------------   -------------
      Net realized gain (loss) on investments...............     9,749,317         259,120          122,839
  Realized gain distribution received.......................    14,116,026          88,249          615,857
  Change in unrealized appreciation (depreciation) on
    investments.............................................  (106,168,978)     (7,348,735)       1,282,595
                                                              -------------   -------------   -------------
      Net gain (loss) on investments........................   (82,303,635)     (7,001,366)       2,021,291
                                                              -------------   -------------   -------------
  Increase (decrease) attributable to New York Life
    Insurance and Annuity Corporation charges retained by
    the Separate Account....................................       361,322          29,647           (1,064)
                                                              -------------   -------------   -------------
      Net increase (decrease) in total equity resulting from
        operations..........................................  $(85,180,291)   $ (7,392,194)   $   1,834,937
                                                              =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                                        MAINSTAY VP
     MAINSTAY VP       HIGH YIELD     INTERNATIONAL        TOTAL         MAINSTAY VP      MAINSTAY VP         GROWTH
      GOVERNMENT     CORPORATE BOND       EQUITY           RETURN           VALUE             BOND            EQUITY
    -----------------------------------------------------------------------------------------------------------------
    $   3,491,498    $  50,653,864    $     171,066    $   7,248,091    $   2,120,248    $   5,467,009    $   2,414,918
         (680,331)      (5,586,299)        (330,584)      (4,674,893)      (2,104,902)      (1,128,463)      (5,411,614)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
        2,811,167       45,067,565         (159,518)       2,573,198           15,346        4,338,546       (2,996,696)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
       20,935,980       32,701,002       15,014,786        6,098,788       25,303,086       11,535,725       11,631,050
      (22,294,514)     (35,506,146)     (13,581,952)      (3,862,467)     (23,331,083)     (12,164,650)      (8,095,504)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
       (1,358,534)      (2,805,144)       1,432,834        2,236,321        1,972,003         (628,925)       3,535,546
               --           18,304        1,319,785       27,774,424        5,072,294               --       38,589,711
        3,457,642      (71,659,164)      (7,570,836)     (53,020,104)       8,725,818        2,831,475      (59,601,372)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
        2,099,108      (74,446,004)      (4,818,217)     (23,009,359)      15,770,115        2,202,550      (17,476,115)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
          (16,752)          65,335           15,804          117,458          (18,755)         (23,092)         157,041
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
    $   4,893,523    $ (29,313,104)   $  (4,961,931)   $ (20,318,703)   $  15,766,706    $   6,518,004    $ (20,315,770)
    =============    =============    =============    =============    =============    =============    =============

     MAINSTAY VP      MAINSTAY VP
     EAGLE ASSET          LORD            ALGER
      MANAGEMENT         ABBETT          AMERICAN         CALVERT          FIDELITY         FIDELITY       JANUS ASPEN
        GROWTH         DEVELOPING         SMALL            SOCIAL           VIP II            VIP             SERIES
        EQUITY           GROWTH       CAPITALIZATION      BALANCED      CONTRAFUND(R)    EQUITY-INCOME       BALANCED
    -----------------------------------------------------------------------------------------------------------------
    $          --    $          --    $          --    $     460,743    $     887,194    $   2,145,377    $  14,639,538
       (1,824,284)        (478,118)      (1,296,468)        (324,763)      (4,171,038)      (1,898,899)      (7,004,084)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
       (1,824,284)        (478,118)      (1,296,468)         135,980       (3,283,844)         246,478        7,635,454
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
       20,135,095        7,705,734       82,133,287        1,324,736        7,480,632       17,687,376        2,544,015
      (12,446,116)      (7,139,516)    (124,122,035)      (1,269,173)      (4,953,065)     (16,656,740)      (1,604,149)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
        7,688,979          566,218      (41,988,748)          55,563        2,527,567        1,030,636          939,866
       15,711,265          943,627       34,726,123          813,413       32,205,119        8,082,585       44,689,221
      (53,995,450)      (8,512,850)     (27,682,001)      (2,265,814)     (56,999,558)       1,267,673      (74,511,518)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
      (30,595,206)      (7,003,005)     (34,944,626)      (1,396,838)     (22,266,872)      10,380,894      (28,882,431)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
           96,937           29,293          106,785            6,423          130,531          (10,400)          94,957
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
    $ (32,322,553)   $  (7,451,830)   $ (36,134,309)   $  (1,254,435)   $ (25,420,185)   $  10,616,972    $ (21,152,020)
    =============    =============    =============    =============    =============    =============    =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2000

                                                      JANUS ASPEN          MFS(R)
                                                         SERIES            GROWTH              MFS(R)
                                                       WORLDWIDE            WITH              RESEARCH
                                                         GROWTH         INCOME SERIES          SERIES
                                                    -------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.................................   $   2,289,494      $     100,777      $       8,185
  Mortality and expense risk and administrative
    charges.......................................      (6,872,815)          (342,015)          (451,540)
                                                     -------------      -------------      -------------
      Net investment income (loss)................      (4,583,321)          (241,238)          (443,355)
                                                     -------------      -------------      -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments...............      19,411,282          1,156,967            963,207
  Cost of investments sold........................     (16,491,984)          (982,219)          (815,431)
                                                     -------------      -------------      -------------
      Net realized gain (loss) on investments.....       2,919,298            174,748            147,776
  Realized gain distribution received.............      41,057,453            182,991          1,404,903
  Change in unrealized appreciation (depreciation)
    on investments................................    (147,911,692)          (483,943)        (6,283,009)
                                                     -------------      -------------      -------------
      Net gain (loss) on investments..............    (103,934,941)          (126,204)        (4,730,330)
                                                     -------------      -------------      -------------
  Increase (decrease) attributable to New York
    Life Insurance and Annuity Corporation charges
    retained by the Separate Account..............         367,196              5,342             18,827
                                                     -------------      -------------      -------------
      Net increase (decrease) in total equity
        resulting
        from operations...........................   $(108,151,066)     $    (362,100)     $  (5,154,858)
                                                     =============      =============      =============

                                                     MORGAN STANLEY        T. ROWE            VAN ECK
                                                          UIF               PRICE            WORLDWIDE
                                                    EMERGING MARKETS       EQUITY               HARD
                                                         EQUITY            INCOME              ASSETS
                                                    -------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.................................   $          --      $     647,829      $      22,999
  Mortality and expense risk and administrative
    charges.......................................        (490,056)          (434,711)           (42,481)
                                                     -------------      -------------      -------------
      Net investment income (loss)................        (490,056)           213,118            (19,482)
                                                     -------------      -------------      -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments...............      12,928,070          2,330,473          1,087,547
  Cost of investments sold........................     (12,079,445)        (2,376,112)        (1,015,667)
                                                     -------------      -------------      -------------
      Net realized gain (loss) on investments.....         848,625            (45,639)            71,880
  Realized gain distribution received.............       4,991,556          2,070,066                 --
  Change in unrealized appreciation (depreciation)
    on investments................................     (23,965,687)         2,057,980            230,672
                                                     -------------      -------------      -------------
      Net gain (loss) on investments..............     (18,125,506)         4,082,407            302,552
                                                     -------------      -------------      -------------
  Increase (decrease) attributable to New York
    Life Insurance and Annuity Corporation charges
    retained by the Separate Account..............          54,600             (7,068)               (20)
                                                     -------------      -------------      -------------
      Net increase (decrease) in total equity
        resulting
        from operations...........................   $ (18,560,962)     $   4,288,457      $     283,050
                                                     =============      =============      =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF CHANGES IN TOTAL EQUITY
For the years ended December 31, 2000
and December 31, 1999

                                                                 MAINSTAY VP                       MAINSTAY VP
                                                            CAPITAL APPRECIATION                 CASH MANAGEMENT
                                                       -------------------------------   -------------------------------
                                                            2000             1999             2000             1999
                                                       -------------------------------------------------------
INCREASE (DECREASE) IN TOTAL EQUITY:
  Operations:
    Net investment income (loss).....................  $  (10,602,340)  $   (6,801,527)  $    8,420,513   $    6,317,777
    Net realized gain (loss) on investments..........      25,100,430       31,662,959            1,001             (610)
    Realized gain distribution received..............      50,255,513       24,098,794               --               77
    Change in unrealized appreciation (depreciation)
      on investments.................................    (165,613,796)      68,925,559             (249)             453
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         496,733         (300,890)         (31,510)         (20,754)
                                                       --------------   --------------   --------------   --------------
      Net increase (decrease) in total equity
        resulting from operations....................    (100,363,460)     117,584,895        8,389,755        6,296,943
                                                       --------------   --------------   --------------   --------------
  Contributions and (Withdrawals):
    Policyowners' premium payments...................     111,319,611       34,382,497      733,667,989    1,155,909,385
    Policyowners' surrenders.........................     (34,544,718)     (18,700,983)     (20,222,444)     (11,574,989)
    Policyowners' annuity and death benefits.........      (4,586,371)      (2,652,375)      (2,226,423)      (1,882,423)
    Net transfers from (to) Fixed Account............      18,702,189        1,385,445       (3,940,505)      (7,387,762)
    Transfers between Investment Divisions...........     104,018,850      157,351,663     (838,452,951)    (968,197,144)
    Withdrawal of seed money by NYLIAC...............              --               --               --               --
                                                       --------------   --------------   --------------   --------------
      Net contributions and (withdrawals)............     194,909,561      171,766,247     (131,174,334)     166,867,067
                                                       --------------   --------------   --------------   --------------
        Increase (decrease) in total equity..........      94,546,101      289,351,142     (122,784,579)     173,164,010
TOTAL EQUITY:
    Beginning of year................................     657,328,910      367,977,768      294,242,599      121,078,589
                                                       --------------   --------------   --------------   --------------
    End of year......................................  $  751,875,011   $  657,328,910   $  171,458,020   $  294,242,599
                                                       ==============   ==============   ==============   ==============


                                                                 MAINSTAY VP                       MAINSTAY VP
                                                            INTERNATIONAL EQUITY                  TOTAL RETURN
                                                       -------------------------------   -------------------------------
                                                            2000             1999             2000             1999
                                                       -------------------------------------------------------
INCREASE (DECREASE) IN TOTAL EQUITY:
  Operations:
    Net investment income (loss).....................  $     (159,518)  $     (175,102)  $    2,573,198   $    1,528,260
    Net realized gain (loss) on investments..........       1,432,834          804,225        2,236,321        2,683,778
    Realized gain distribution received..............       1,319,785          462,134       27,774,424        8,277,954
    Change in unrealized appreciation (depreciation)
      on investments.................................      (7,570,836)       3,535,130      (53,020,104)      26,859,289
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............          15,804          (11,646)         117,458         (106,692)
                                                       --------------   --------------   --------------   --------------
      Net increase (decrease) in total equity
        resulting from operations....................      (4,961,931)       4,614,741      (20,318,703)      39,242,589
                                                       --------------   --------------   --------------   --------------
  Contributions and (Withdrawals):
    Policyowners' premium payments...................       2,723,634        1,111,621       39,597,773       14,574,035
    Policyowners' surrenders.........................      (1,153,047)        (487,657)     (16,123,878)      (9,356,112)
    Policyowners' annuity and death benefits.........        (176,519)        (112,067)      (2,585,778)      (1,640,052)
    Net transfers from (to) Fixed Account............       1,119,482          179,080        6,784,878         (207,261)
    Transfers between Investment Divisions...........       3,737,007        2,287,180       28,553,657       59,847,100
                                                       --------------   --------------   --------------   --------------
      Net contributions and (withdrawals)............       6,250,557        2,978,157       56,226,652       63,217,710
                                                       --------------   --------------   --------------   --------------
        Increase (decrease) in total equity..........       1,288,626        7,592,898       35,907,949      102,460,299
TOTAL EQUITY:
    Beginning of year................................      22,728,639       15,135,741      305,977,939      203,517,640
                                                       --------------   --------------   --------------   --------------
    End of year......................................  $   24,017,265   $   22,728,639   $  341,885,888   $  305,977,939
                                                       ==============   ==============   ==============   ==============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                  MAINSTAY VP
              MAINSTAY VP                       MAINSTAY VP                       HIGH YIELD
              CONVERTIBLE                       GOVERNMENT                      CORPORATE BOND
    -------------------------------   -------------------------------   -------------------------------
         2000             1999             2000             1999             2000             1999
    ---------------------------------------------------------------------------------------------------
    $    3,097,598   $    1,509,545   $    2,811,167   $    2,376,269   $   45,067,565   $   40,092,949
         1,171,629          480,348       (1,358,534)         170,114       (2,805,144)         701,768
         8,506,734        6,416,144               --               --           18,304        7,725,965
       (24,166,144)       8,269,879        3,457,642       (4,154,780)     (71,659,164)     (12,128,579)
            33,834          (41,855)         (16,752)           1,610           65,335         (117,590)
    --------------   --------------   --------------   --------------   --------------   --------------
       (11,356,349)      16,634,061        4,893,523       (1,606,787)     (29,313,104)      36,274,513
    --------------   --------------   --------------   --------------   --------------   --------------
        35,826,218        2,620,934        7,725,487        3,472,181       34,654,297       20,962,012
        (3,786,921)      (1,292,532)      (3,508,145)      (2,236,959)     (23,653,886)     (17,095,230)
        (1,014,467)        (166,083)        (368,014)        (239,141)      (4,519,386)      (3,256,960)
        10,625,948          366,068        2,374,856         (223,529)       4,296,836         (606,163)
        42,067,416        8,760,834      (11,015,259)      21,161,456       (6,403,431)      54,594,175
       (10,000,000)              --               --               --               --               --
    --------------   --------------   --------------   --------------   --------------   --------------
        73,718,194       10,289,221       (4,791,075)      21,934,008        4,374,430       54,597,834
    --------------   --------------   --------------   --------------   --------------   --------------
        62,361,845       26,923,282          102,448       20,327,221      (24,938,674)      90,872,347
        65,034,280       38,110,998       60,001,109       39,673,888      400,992,742      310,120,395
    --------------   --------------   --------------   --------------   --------------   --------------
    $  127,396,125   $   65,034,280   $   60,103,557   $   60,001,109   $  376,054,068   $  400,992,742
    ==============   ==============   ==============   ==============   ==============   ==============


              MAINSTAY VP                       MAINSTAY VP                       MAINSTAY VP
                 VALUE                             BOND                          GROWTH EQUITY
    -------------------------------   -------------------------------   -------------------------------
         2000             1999             2000             1999             2000             1999
    ---------------------------------------------------------------------------------------------------
    $       15,346   $     (267,183)  $    4,338,546   $    3,927,240   $   (2,996,696)  $   (1,602,606)
         1,972,003        3,098,267         (628,925)           1,261        3,535,546        2,567,721
         5,072,294               --               --            6,418       38,589,711       27,931,332
         8,725,818        7,362,393        2,831,475       (6,083,539)     (59,601,372)      34,621,533
           (18,755)         (20,443)         (23,092)           1,926          157,041         (173,616)
    --------------   --------------   --------------   --------------   --------------   --------------
        15,766,706       10,173,034        6,518,004       (2,146,694)     (20,315,770)      63,344,364
    --------------   --------------   --------------   --------------   --------------   --------------
        10,319,353        6,471,643        5,472,326        5,568,019       64,316,841       16,960,756
        (9,385,090)      (6,675,519)      (4,394,982)      (3,545,674)     (16,395,828)      (7,639,866)
        (1,272,666)        (912,254)        (784,749)        (681,286)      (1,798,646)      (1,074,648)
         1,380,397          (65,568)       2,564,107          325,965       14,515,024        1,537,864
       (13,186,883)      (1,237,019)      (5,852,549)      21,251,994       65,007,661       63,978,954
    --------------   --------------   --------------   --------------   --------------   --------------
       (12,144,889)      (2,418,717)      (2,995,847)      22,919,018      125,645,052       73,763,060
    --------------   --------------   --------------   --------------   --------------   --------------
         3,621,817        7,754,317        3,522,157       20,772,324      105,329,282      137,107,424
       165,397,331      157,643,014       82,560,559       61,788,235      317,272,697      180,165,273
    --------------   --------------   --------------   --------------   --------------   --------------
    $  169,019,148   $  165,397,331   $   86,082,716   $   82,560,559   $  422,601,979   $  317,272,697
    ==============   ==============   ==============   ==============   ==============   ==============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2000
and December 31, 1999

                                                                                                MAINSTAY VP
                                                                MAINSTAY VP                  AMERICAN CENTURY
                                                              INDEXED EQUITY                  INCOME & GROWTH
                                                       -----------------------------   -----------------------------
                                                           2000            1999            2000            1999
                                                       -------------------------------------------------------------
INCREASE (DECREASE) IN TOTAL EQUITY:
  Operations:
    Net investment income (loss).....................  $  (3,237,978)  $  (1,261,919)  $    (420,475)  $    (180,410)
    Net realized gain (loss) on investments..........      9,749,317      26,734,785         259,120         250,616
    Realized gain distribution received..............     14,116,026       9,223,306          88,249              --
    Change in unrealized appreciation (depreciation)
      on investments.................................   (106,168,978)     61,187,782      (7,348,735)      5,818,304
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        361,322        (248,381)         29,647         (16,085)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in total equity
        resulting from operations....................    (85,180,291)     95,635,573      (7,392,194)      5,872,425
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Policyowners' premium payments...................     87,989,207      39,131,214       7,574,559       4,260,261
    Policyowners' surrenders.........................    (33,770,454)    (19,102,715)     (1,866,785)       (868,297)
    Policyowners' annuity and death benefits.........     (5,347,452)     (2,992,825)       (185,365)       (152,200)
    Net transfers from (to) Fixed Account............     28,159,875       4,837,916       4,727,285       1,482,006
    Transfers between Investment Divisions...........     81,869,947     159,603,918       7,631,772      15,165,095
    Withdrawal of seed money by NYLIAC...............             --              --              --              --
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............    158,901,123     181,477,508      17,881,466      19,886,865
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in total equity..........     73,720,832     277,113,081      10,489,272      25,759,290
TOTAL EQUITY:
    Beginning of year................................    684,700,676     407,587,595      50,327,503      24,568,213
                                                       -------------   -------------   -------------   -------------
    End of year......................................  $ 758,421,508   $ 684,700,676   $  60,816,775   $  50,327,503
                                                       =============   =============   =============   =============


                                                                  CALVERT                        FIDELITY
                                                                  SOCIAL                          VIP II
                                                                 BALANCED                      CONTRAFUND(R)
                                                       -----------------------------   -----------------------------
                                                           2000            1999            2000            1999
                                                       -------------------------------------------------------------
INCREASE (DECREASE) IN TOTAL EQUITY:
  Operations:
    Net investment income (loss).....................  $     135,980   $     210,667   $  (3,283,844)  $  (1,828,463)
    Net realized gain (loss) on investments..........         55,563         204,424       2,527,567       2,493,353
    Realized gain distribution received..............        813,413       1,370,648      32,205,119       4,369,968
    Change in unrealized appreciation (depreciation)
      on investments.................................     (2,265,814)       (239,125)    (56,999,558)     33,698,949
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............          6,423          (3,911)        130,531         (98,601)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in total equity
        resulting from operations....................     (1,254,435)      1,542,703     (25,420,185)     38,635,206
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Policyowners' premium payments...................      4,494,907       1,218,283      46,270,381      21,562,788
    Policyowners' surrenders.........................     (1,057,669)       (389,555)    (12,902,569)     (5,721,665)
    Policyowners' annuity and death benefits.........       (173,038)        (44,732)     (1,334,398)       (603,445)
    Net transfers from (to) Fixed Account............      2,043,766         383,374      25,809,383       4,530,876
    Transfers between Investment Divisions...........      4,278,613       5,730,352      43,697,704      69,788,898
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............      9,586,579       6,897,722     101,540,501      89,557,452
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in total equity..........      8,332,144       8,440,425      76,120,316     128,192,658
TOTAL EQUITY:
    Beginning of year................................     18,487,241      10,046,816     245,305,359     117,112,701
                                                       -------------   -------------   -------------   -------------
    End of year......................................  $  26,819,385   $  18,487,241   $ 321,425,675   $ 245,305,359
                                                       =============   =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

             MainStay VP                     MainStay VP                     MainStay VP
               Dreyfus                       Eagle Asset                        Lord                            Alger
                Large                        Management                        Abbett                         American
               Company                         Growth                        Developing                         Small
                Value                          Equity                          Growth                      Capitalization
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2000            1999            2000            1999            2000            1999            2000            1999
    -----------------------------------------------------------------------------------------------------------------------------
    $    (185,290)  $    (102,852)  $  (1,824,284)  $    (351,819)  $    (478,118)  $     198,772   $  (1,296,468)  $    (431,695)
          122,839          77,286       7,688,979         324,711         566,218         (33,340)    (41,988,748)      2,334,162
          615,857              --      15,711,265       2,447,031         943,627              --      34,726,123       3,276,996
        1,282,595       1,098,415     (53,995,450)     13,826,296      (8,512,850)      5,050,045     (27,682,001)      8,718,638
           (1,064)         (3,398)         96,937         (39,596)         29,293         (16,473)        106,785         (35,455)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        1,834,937       1,069,451     (32,322,553)     16,206,623      (7,451,830)      5,199,004     (36,134,309)     13,862,646
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        4,230,310       1,282,654      56,917,203       3,625,755       3,736,916       1,634,924      27,374,775       3,509,225
         (925,689)       (439,054)     (4,319,692)       (382,671)     (1,173,756)       (385,998)     (3,433,805)       (977,668)
         (319,276)        (36,081)       (578,460)        (28,061)        (45,347)            (50)       (373,087)       (159,596)
        2,556,929         835,237      15,876,356       1,113,574       1,523,807         566,892      11,298,510       1,235,110
        5,068,496       6,389,989      87,344,821      15,046,226       6,271,420       5,707,840      44,204,440      11,588,412
               --              --     (15,000,000)             --              --              --              --              --
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       10,610,770       8,032,745     140,240,228      19,374,823      10,313,040       7,523,608      79,070,833      15,195,483
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       12,445,707       9,102,196     107,917,675      35,581,446       2,861,210      12,722,612      42,936,524      29,058,129
       25,701,326      16,599,130      52,015,034      16,433,588      27,071,745      14,349,133      51,859,984      22,801,855
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $  38,147,033   $  25,701,326   $ 159,932,709   $  52,015,034   $  29,932,955   $  27,071,745   $  94,796,508   $  51,859,984
    =============   =============   =============   =============   =============   =============   =============   =============

                                                                             JANUS ASPEN                       MFS(R)
              FIDELITY                       JANUS ASPEN                       SERIES                          GROWTH
                 VIP                           SERIES                         WORLDWIDE                         WITH
            EQUITY-INCOME                     BALANCED                         GROWTH                       INCOME SERIES
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2000            1999            2000            1999            2000            1999            2000            1999
    -----------------------------------------------------------------------------------------------------------------------------
    $     246,478   $    (175,571)  $   7,635,454   $   2,832,210   $  (4,583,321)  $  (2,256,400)  $    (241,238)  $    (130,173)
        1,030,636         580,522         939,866         805,452       2,919,298      11,604,159         174,748          15,261
        8,082,585       2,866,449      44,689,221              --      41,057,453              --         182,991          32,955
        1,267,673         473,073     (74,511,518)     46,892,559    (147,911,692)    102,746,265        (483,943)        812,574
          (10,400)        (11,677)         94,957        (137,780)        367,196        (268,363)          5,342          (1,900)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       10,616,972       3,732,796     (21,152,020)     50,392,441    (108,151,066)    111,825,661        (362,100)        728,717
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       17,665,558       8,723,485     117,758,343      30,725,045     119,333,550      18,445,442       5,227,254       2,753,891
       (6,681,888)     (3,848,099)    (21,229,768)     (7,304,738)    (19,051,964)     (6,629,373)       (931,527)       (336,762)
         (816,611)       (702,180)     (3,092,621)     (1,244,078)     (2,596,140)       (866,431)       (197,218)        (33,617)
        8,090,642       2,023,538      45,061,269       9,244,304      36,925,717       4,588,132       3,457,791       1,403,061
        6,691,225      29,068,136     147,098,302     151,576,991     154,207,110      77,716,412       3,983,700       9,619,218
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       24,948,926      35,264,880     285,595,525     182,997,524     288,818,273      93,254,182      11,540,000      13,405,791
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       35,565,898      38,997,676     264,443,505     233,389,965     180,667,207     205,079,843      11,177,900      14,134,508
      123,981,942      84,984,266     338,124,580     104,734,615     329,693,894     124,614,051      18,732,369       4,597,861
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $ 159,547,840   $ 123,981,942   $ 602,568,085   $ 338,124,580   $ 510,361,101   $ 329,693,894   $  29,910,269   $  18,732,369
    =============   =============   =============   =============   =============   =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2000
and December 31, 1999

                                                                                              MORGAN STANLEY
                                                                                                    UIF
                                                                  MFS(R)                     EMERGING MARKETS
                                                              RESEARCH SERIES                     EQUITY
                                                       -----------------------------   -----------------------------
                                                           2000            1999            2000            1999
                                                       -------------------------------------------------------
INCREASE (DECREASE) IN TOTAL EQUITY:
  Operations:
    Net investment income (loss).....................  $    (443,355)  $     (83,450)  $    (490,056)  $    (155,055)
    Net realized gain (loss) on investments..........        147,776         179,884         848,625        (312,006)
    Realized gain distribution received..............      1,404,903          47,348       4,991,556              --
    Change in unrealized appreciation (depreciation)
      on investments.................................     (6,283,009)      1,849,509     (23,965,687)      9,467,305
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         18,827          (4,115)         54,600         (19,162)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in total equity
        resulting from operations....................     (5,154,858)      1,989,176     (18,560,962)      8,981,082
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Policyowners' premium payments...................     17,653,674       2,836,575       9,211,505       1,600,831
    Policyowners' surrenders.........................     (1,225,528)       (170,420)     (1,431,130)       (638,716)
    Policyowners' annuity and death benefits.........       (217,255)         (1,713)       (139,645)        (42,089)
    Net transfers from (to) Fixed Account............      8,587,290       1,448,410       2,708,654         537,872
    Transfers between Investment Divisions...........     19,640,292       4,404,982      13,347,824       7,021,890
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............     44,438,473       8,517,834      23,697,208       8,479,788
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in total equity..........     39,283,615      10,507,010       5,136,246      17,460,870
TOTAL EQUITY:
    Beginning of year................................     13,235,866       2,728,856      23,676,871       6,216,001
                                                       -------------   -------------   -------------   -------------
    End of year......................................  $  52,519,481   $  13,235,866   $  28,813,117   $  23,676,871
                                                       =============   =============   =============   =============

                                                                  T. ROWE                         VAN ECK
                                                                   PRICE                         WORLDWIDE
                                                                  EQUITY                           HARD
                                                                  INCOME                          ASSETS
                                                       -----------------------------   -----------------------------
                                                           2000            1999            2000            1999
                                                       -------------------------------------------------------
INCREASE (DECREASE) IN TOTAL EQUITY:
  Operations:
    Net investment income (loss).....................  $     213,118   $     124,598   $     (19,482)  $      (9,489)
    Net realized gain (loss) on investments..........        (45,639)        256,614          71,880         104,879
    Realized gain distribution received..............      2,070,066         998,267              --              --
    Change in unrealized appreciation (depreciation)
      on investments.................................      2,057,980      (1,375,827)        230,672          90,024
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         (7,068)           (251)            (20)           (472)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in total equity
        resulting from operations....................      4,288,457           3,401         283,050         184,942
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Policyowners' premium payments...................      6,188,074       2,744,823         679,098         320,055
    Policyowners' surrenders.........................     (1,453,153)       (751,362)       (169,224)        (25,725)
    Policyowners' annuity and death benefits.........       (175,568)        (66,820)        (79,360)             --
    Net transfers from (to) Fixed Account............      3,456,556       1,185,381         245,403         (76,098)
    Transfers between Investment Divisions...........      5,699,471      11,526,859       1,983,406       1,238,541
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............     13,715,380      14,638,881       2,659,323       1,456,773
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in total equity..........     18,003,837      14,642,282       2,942,373       1,641,715
TOTAL EQUITY:
    Beginning of year................................     24,724,011      10,081,729       2,065,523         423,808
                                                       -------------   -------------   -------------   -------------
    End of year......................................  $  42,727,848   $  24,724,011   $   5,007,896   $   2,065,523
                                                       =============   =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTES TO FINANCIAL STATEMENTS

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------
N
    YLIAC Variable Annuity Separate Account-III ("Separate Account" formerly, "LifeStages Annuity Separate Account") was established on November 30, 1994, under Delaware law by New York Life Insurance and Annuity Corporation
("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account funds Series I policies (LifeStages()(R) Variable Annuity, LifeStages()(R) Flexible Premium Variable Annuity and MainStay Plus Variable Annuity), Series II policies (LifeStages()(R) Access Variable Annuity and MainStay Access Variable Annuity), and Series III policies (LifeStages()(R) Premium Plus Variable Annuity and MainStay Premium Plus Variable Annuity). This account was established to receive and invest premium payments under Non-Qualified and Tax Qualified Flexible Premium Variable Retirement Annuity Policies issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Qualified policies are designed to establish retirement benefits for individuals who participate in qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors Inc. and sold by registered representatives of NYLIFE Securities Inc., certain banking and financial institutions which have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors Inc. is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"), both of which are wholly-owned subsidiaries of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

  The assets of the Separate Account are invested in the shares of the MainStay VP Series Fund, Inc. (formerly, "New York Life MFA Series Fund, Inc."), the Alger American Fund, the Calvert Variable Series, Inc. (formerly, "Acacia Capital Corporation"), the Fidelity Variable Insurance Products Fund II, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Universal Institutional Funds, Inc. (formerly, "Morgan Stanley Dean Witter Universal Funds, Inc."), the T. Rowe Price Equity Series, Inc., and the Van Eck Worldwide Insurance Trust (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

  New York Life Insurance Company, MacKay Shields LLC, Madison Square Advisors LLC and Monitor Capital Advisors LLC provide investment advisory services to the MainStay VP Series Funds for a fee. MacKay Shields LLC, Madison Square Advisors LLC and Monitor Capital Advisors LLC are wholly-owned subsidiaries of NYLIM Holdings. Effective January 2, 2001, New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, was substituted for Madison Square Advisors as investment adviser for the Bond and Growth Equity Portfolios and for Monitor Capital Advisors as investment adviser for the Indexed Equity Portfolio. NYLIM has assumed all of the interests, rights and responsibilities of Madison Square Advisors and Monitor Capital Advisors under the Advisory Agreements to which it is a party. The terms and conditions of these agreements, including fees paid, have not changed in any other respect. The substitution has not resulted in any change of the advisory and other personnel servicing the Portfolios.

  The Separate Account offers twenty-six variable Investment Divisions, with their respective fund portfolios, for Policyowners to invest premium payments. The following Investment Divisions are available for all Series I, Series II and Series III policies: MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Government, MainStay VP High Yield Corporate Bond, MainStay VP International Equity, MainStay VP Total Return, MainStay VP Value, MainStay VP Bond, MainStay VP Growth Equity, MainStay VP Indexed Equity, MainStay VP American Century Income & Growth, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity, MainStay VP Lord Abbett Developing Growth, Alger American Small Capitalization, Calvert Social Balanced (formerly, "Calvert Socially Responsible"), Fidelity VIP II Contrafund(R), Fidelity VIP Equity-Income, Janus Aspen Series Balanced, Janus Aspen Series Worldwide Growth, MFS(R) Growth With Income Series, MFS(R) Research Series, Morgan Stanley UIF Emerging Markets Equity (formerly, "Morgan Stanley Dean Witter Emerging Markets Equity"), T. Rowe Price Equity Income, and Van Eck Worldwide Hard Assets. Each Investment Division of the Separate Account will invest exclusively in the corresponding eligible portfolio.

  For all policies within Series I, II, & III, initial premium payments are allocated to the Investment Divisions, Fixed Account and/or Dollar Cost Averaging Advantage Plan Accounts (where approved) within two Business Days after receipt. (For LifeStages(R) Variable Annuity policies issued in the state of New York, initial premium payments are allocated to the Cash Management Investment Division for 15 days before being allocated to the specific Investment Divisions selected by the policyowner; initial premium payments designated for the Fixed Account are allocated as requested by the policyowner within two Business Days after receipt.) For all policies, subsequent premium payments are allocated to the Investment Divisions, Fixed Account and/or Dollar Cost Averaging Advantage Plan Accounts (where approved) at the close of the

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

Business Day they are received. In addition, for all policies, the Policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the Fixed Account of NYLIAC.

  No Federal income tax is payable on investment income or capital gains of the Separate Account under current Federal income tax law.

  Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

  Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

  Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

  The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

A

    t December 31, 2000, the investments of the Separate Account are as follows:

                                                           MAINSTAY VP          MAINSTAY VP
                                                             CAPITAL               CASH             MAINSTAY VP
                                                           APPRECIATION         MANAGEMENT          CONVERTIBLE
                                                           ----------------------------------------------------
Number of shares.........................................      24,478             172,035              11,933
Identified cost*.........................................    $737,706            $172,034            $145,245

                                                                               MAINSTAY VP         MAINSTAY VP
                                                                                AMERICAN             DREYFUS
                                                           MAINSTAY VP           CENTURY              LARGE
                                                             INDEXED             INCOME              COMPANY
                                                             EQUITY             & GROWTH              VALUE
                                                           ---------------------------------------------------
Number of shares.........................................     28,309               5,407               3,389
Identified cost*.........................................   $717,140            $ 60,311            $ 35,138

* The cost stated also represents the aggregate cost for Federal income tax purposes.

  Investment activity for the year ended December 31, 2000, was as follows:

                                                           MAINSTAY VP          MAINSTAY VP
                                                             CAPITAL               CASH             MAINSTAY VP
                                                           APPRECIATION         MANAGEMENT          CONVERTIBLE
                                                           ----------------------------------------------------
Purchases................................................    $283,922            $334,794            $ 96,358
Proceeds from sales......................................      48,749             457,903              10,777

                                                                               MAINSTAY VP         MAINSTAY VP
                                                                                AMERICAN             DREYFUS
                                                           MAINSTAY VP           CENTURY              LARGE
                                                             INDEXED             INCOME              COMPANY
                                                             EQUITY             & GROWTH              VALUE
                                                           ---------------------------------------------------
Purchases................................................   $191,020            $ 19,181            $ 12,967
Proceeds from sales......................................     20,676               1,569               1,888

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                                        MAINSTAY VP
     MAINSTAY VP       HIGH YIELD     INTERNATIONAL        TOTAL         MAINSTAY VP      MAINSTAY VP         GROWTH
      GOVERNMENT     CORPORATE BOND       EQUITY           RETURN           VALUE             BOND            EQUITY
    --------------------------------------------------------------------------------------------------------------------
          5,965           43,300            2,025           17,858           10,463            6,860           17,465
       $ 61,129         $490,580         $ 26,353         $327,730         $164,681         $ 91,206         $432,551

     MAINSTAY VP      MAINSTAY VP
     EAGLE ASSET          LORD            ALGER
      MANAGEMENT         ABBETT          AMERICAN         CALVERT          FIDELITY         FIDELITY       JANUS ASPEN
        GROWTH         DEVELOPING         SMALL            SOCIAL           VIP II            VIP             SERIES
        EQUITY           GROWTH       CAPITALIZATION      BALANCED      CONTRAFUND(R)    EQUITY-INCOME       BALANCED
    --------------------------------------------------------------------------------------------------------------------
         10,791            3,194            4,048           13,441           13,584            6,273           24,870
       $198,213         $ 33,532         $112,305         $ 29,089         $323,631         $152,530         $614,223

                      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                                        MAINSTAY VP
     MAINSTAY VP       HIGH YIELD     INTERNATIONAL        TOTAL         MAINSTAY VP      MAINSTAY VP         GROWTH
      GOVERNMENT     CORPORATE BOND       EQUITY           RETURN           VALUE             BOND            EQUITY
    --------------------------------------------------------------------------------------------------------------------
       $ 18,921         $ 82,132         $ 22,442         $ 92,842         $ 18,230         $ 12,871         $173,310
         20,936           32,701           15,015            6,099           25,303           11,536           11,631

     MAINSTAY VP      MAINSTAY VP
     EAGLE ASSET          LORD            ALGER
      MANAGEMENT         ABBETT          AMERICAN         CALVERT          FIDELITY         FIDELITY       JANUS ASPEN
        GROWTH         DEVELOPING         SMALL            SOCIAL           VIP II            VIP             SERIES
        EQUITY           GROWTH       CAPITALIZATION      BALANCED      CONTRAFUND(R)    EQUITY-INCOME       BALANCED
    --------------------------------------------------------------------------------------------------------------------
       $174,728         $ 18,531         $194,869         $ 11,894         $138,305         $ 51,081         $341,472
         20,135            7,706           82,133            1,325            7,481           17,687            2,544

--------------------------------------------------------------------------------

                                                   JANUS ASPEN              MFS(R)
                                                      SERIES                GROWTH
                                                    WORLDWIDE                WITH                    MFS(R)
                                                      GROWTH             INCOME SERIES          RESEARCH SERIES
                                                  ---------------------------------------------------------------
Number of shares................................       13,846                 1,428                    2,533
Identified cost*................................     $539,684              $ 29,262                 $ 56,854

                                                  MORGAN STANLEY
                                                       UIF                  T. ROWE                 VAN ECK
                                                     EMERGING                PRICE                 WORLDWIDE
                                                     MARKETS                EQUITY                    HARD
                                                      EQUITY                INCOME                   ASSETS
                                                  ---------------------------------------------------------------
Number of shares................................        4,077                 2,193                      416
Identified cost*................................     $ 46,369              $ 41,935                 $  4,701

* The cost stated also represents the aggregate cost for Federal income tax purposes.

                                                   JANUS ASPEN              MFS(R)
                                                      SERIES                GROWTH
                                                    WORLDWIDE                WITH                    MFS(R)
                                                      GROWTH             INCOME SERIES          RESEARCH SERIES
                                                  ---------------------------------------------------------------
Purchases.......................................     $345,649              $ 12,683                 $ 46,499
Proceeds from sales.............................       19,411                 1,157                      963

                                                  MORGAN STANLEY
                                                       UIF                  T. ROWE                 VAN ECK
                                                     EMERGING                PRICE                 WORLDWIDE
                                                     MARKETS                EQUITY                    HARD
                                                      EQUITY                INCOME                   ASSETS
                                                  ---------------------------------------------------------------
Purchases.......................................     $ 41,196              $ 18,380                 $  3,737
Proceeds from sales.............................       12,928                 2,330                    1,088

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

NOTE 3--Mortality and Expense Risk and Administrative Charges:
--------------------------------------------------------------------------------

T
    he Separate Account is charged for administrative services provided and the mortality and expense risks assumed by NYLIAC. For Series I, Series II, and Series III policies these charges are made daily at an annual rate of 1.40%, 1.55%, and 1.60%, respectively of the daily net asset value of each
Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the Policyowners.

--------------------------------------------------------------------------------
NOTE 4 --Distribution of Net Income:
--------------------------------------------------------------------------------

T
    he Separate Account does not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

T

    ransactions in accumulation units for the years ended December 31, 2000 and December 31, 1999, were as follows:

                                                                   MAINSTAY VP                           MAINSTAY VP
                                                              CAPITAL APPRECIATION                     CASH MANAGEMENT
                                                           ---------------------------           ---------------------------
                                                           2000(a)              1999             2000(a)              1999
                                                           --------------------------------------------------------
SERIES I POLICIES
Units redeemed on contributions by NYLIAC..............         --                  --                --                  --
Units issued on premium payments.......................      3,837               1,403           604,129             994,277
Units redeemed on surrenders...........................     (1,216)               (761)          (14,313)             (9,939)
Units redeemed on annuity and death benefits...........       (163)               (109)           (1,838)             (1,624)
Units issued (redeemed) on net transfers from (to)
  Fixed Account........................................        648                  51            (3,589)             (6,353)
Units issued (redeemed) on transfers between Investment
  Divisions............................................      3,663               6,500           (700,084)          (833,417)
                                                           --------           --------           --------           --------
  Net increase (decrease)..............................      6,769               7,084           (115,695)           142,944
Units outstanding, beginning of year...................     23,024              15,940           248,786             105,842
                                                           --------           --------           --------           --------
Units outstanding, end of year.........................     29,793              23,024           133,091             248,786
                                                           ========           ========           ========           ========
SERIES II POLICIES
Units issued on premium payments.......................        117                  --             7,189                  --
Units redeemed on surrenders...........................         (5)                 --            (2,874)                 --
Units redeemed on annuity and death benefits...........         --                  --                --                  --
Units issued (redeemed) on net transfers from (to)
  Fixed Account........................................         --                  --               245                  --
Units issued (redeemed) on transfers between Investment
  Divisions............................................         11                  --              (486)                 --
                                                           --------           --------           --------           --------
  Net increase (decrease)..............................        123                  --             4,074                  --
Units outstanding, beginning of year...................         --                  --                --                  --
                                                           --------           --------           --------           --------
Units outstanding, end of year.........................        123                  --             4,074                  --
                                                           ========           ========           ========           ========
SERIES III POLICIES
Units issued on premium payments.......................        130                  --             2,624                  --
Units redeemed on surrenders...........................         (1)                 --               (58)                 --
Units redeemed on annuity and death benefits...........         --                  --                --                  --
Units issued (redeemed) on net transfers from (to)
  Fixed Account........................................         70                  --               122                  --
Units issued (redeemed) on transfers between Investment
  Divisions............................................         11                  --              (102)                 --
                                                           --------           --------           --------           --------
  Net increase (decrease)..............................        210                  --             2,586                  --
Units outstanding, beginning of year...................         --                  --                --                  --
                                                           --------           --------           --------           --------
Units outstanding, end of year.........................        210                  --             2,586                  --
                                                           ========           ========           ========           ========

(a) For Series II and Series III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                    MAINSTAY VP
        MAINSTAY VP           MAINSTAY VP           HIGH YIELD
        CONVERTIBLE           GOVERNMENT          CORPORATE BOND
    -------------------   -------------------   -------------------
    2000(a)      1999     2000(a)      1999     2000(a)      1999
    ---------------------------------------------------------------
       (629)         --        --          --        --          --
      1,955         178       579         287     2,139       1,369
       (220)        (92)     (283)       (184)   (1,512)     (1,120)
        (60)        (11)      (30)        (20)     (289)       (213)
        625          22       187         (19)      266         (40)
      2,376         590      (953)      1,736      (420)      3,553
    --------   --------   --------   --------   --------   --------
      4,047         687      (500)      1,800       184       3,549
      3,826       3,139     5,008       3,208    25,509      21,960
    --------   --------   --------   --------   --------   --------
      7,873       3,826     4,508       5,008    25,693      25,509
    ========   ========   ========   ========   ========   ========
        163          --        21          --        89          --
         (2)         --        --          --        (3)         --
         --          --        --          --        --          --
         (8)         --        --          --        --          --
         (3)         --         6          --        (1)         --
    --------   --------   --------   --------   --------   --------
        150          --        27          --        85          --
         --          --        --          --        --          --
    --------   --------   --------   --------   --------   --------
        150          --        27          --        85          --
    ========   ========   ========   ========   ========   ========
         59          --         4          --        45          --
         --          --        --          --        --          --
         --          --        --          --        --          --
         16          --         1          --        17          --
          6          --        --          --        (8)         --
    --------   --------   --------   --------   --------   --------
         81          --         5          --        54          --
         --          --        --          --        --          --
    --------   --------   --------   --------   --------   --------
         81          --         5          --        54          --
    ========   ========   ========   ========   ========   ========

--------------------------------------------------------------------------------

                                                                   MAINSTAY VP                           MAINSTAY VP
                                                              INTERNATIONAL EQUITY                      TOTAL RETURN
                                                           ---------------------------           ---------------------------
                                                           2000(a)              1999             2000(a)              1999
                                                           --------------------------------------------------------
SERIES I POLICIES
Units issued on premium payments.......................        155                  71             1,727                 771
Units redeemed on surrenders...........................        (68)                (31)             (765)               (492)
Units redeemed on annuity and death benefits...........        (11)                 (7)             (123)                (86)
Units issued (redeemed) on net transfers from (to)
  Fixed Account........................................         65                  11               316                 (15)
Units issued (redeemed) on transfers between Investment
  Divisions............................................        211                 148             1,363               3,195
                                                           --------           --------           --------           --------
  Net increase (decrease)..............................        352                 192             2,518               3,373
Units outstanding, beginning of year...................      1,204               1,012            14,509              11,136
                                                           --------           --------           --------           --------
Units outstanding, end of year.........................      1,556               1,204            17,027              14,509
                                                           ========           ========           ========           ========
SERIES II POLICIES
Units issued on premium payments.......................         13                  --               295                  --
Units redeemed on surrenders...........................         --                  --                --                  --
Units redeemed on annuity and death benefits...........         --                  --                --                  --
Units issued (redeemed) on net transfers from (to)
  Fixed Account........................................         --                  --                --                  --
Units issued (redeemed) on transfers between Investment
  Divisions............................................          5                  --                 2                  --
                                                           --------           --------           --------           --------
  Net increase (decrease)..............................         18                  --               297                  --
Units outstanding, beginning of year...................         --                  --                --                  --
                                                           --------           --------           --------           --------
Units outstanding, end of year.........................         18                  --               297                  --
                                                           ========           ========           ========           ========
SERIES III POLICIES
Units issued on premium payments.......................          4                  --                39                  --
Units redeemed on surrenders...........................         --                  --                --                  --
Units redeemed on annuity and death benefits...........         --                  --                --                  --
Units issued (redeemed) on net transfers from (to)
  Fixed Account........................................          8                  --                17                  --
Units issued (redeemed) on transfers between Investment
  Divisions............................................         --                  --                --                  --
                                                           --------           --------           --------           --------
  Net increase (decrease)..............................         12                  --                56                  --
Units outstanding, beginning of year...................         --                  --                --                  --
                                                           --------           --------           --------           --------
Units outstanding, end of year.........................         12                  --                56                  --
                                                           ========           ========           ========           ========

(a) For Series II and Series III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

        MAINSTAY VP           MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
           VALUE                 BOND              GROWTH EQUITY        INDEXED EQUITY
    -------------------   -------------------   -------------------   -------------------
    2000(a)      1999     2000(a)      1999     2000(a)      1999     2000(a)      1999
    -------------------------------------------------------------------------------------
        591         385       418         458     2,211         711     3,173       1,556
       (564)       (400)     (356)       (292)     (586)       (319)   (1,266)       (763)
        (76)        (54)      (64)        (56)      (64)        (45)     (201)       (120)
         80          (5)      202          28       501          63     1,047         188
       (850)       (148)     (483)      1,740     2,331       2,672     3,037       6,369
    --------   --------   --------   --------   --------   --------   --------   --------
       (819)       (222)     (283)      1,878     4,393       3,082     5,790       7,230
      9,782      10,004     6,871       4,993    11,321       8,239    24,805      17,575
    --------   --------   --------   --------   --------   --------   --------   --------
      8,963       9,782     6,588       6,871    15,714      11,321    30,595      24,805
    ========   ========   ========   ========   ========   ========   ========   ========
         22          --        17          --       141          --       142          --
         --          --        --          --        (2)         --        (4)         --
         --          --        --          --        --          --        --          --
         --          --        --          --        (3)         --        (4)         --
         --          --        (1)         --         3          --         1          --
    --------   --------   --------   --------   --------   --------   --------   --------
         22          --        16          --       139          --       135          --
         --          --        --          --        --          --        --          --
    --------   --------   --------   --------   --------   --------   --------   --------
         22          --        16          --       139          --       135          --
    ========   ========   ========   ========   ========   ========   ========   ========
          6          --        13          --        86          --       176          --
         --          --        --          --        (2)         --        --          --
         --          --        --          --        --          --        --          --
          1          --         5          --        76          --        38          --
         --          --        --          --         3          --         3          --
    --------   --------   --------   --------   --------   --------   --------   --------
          7          --        18          --       163          --       217          --
         --          --        --          --        --          --        --          --
    --------   --------   --------   --------   --------   --------   --------   --------
          7          --        18          --       163          --       217          --
    ========   ========   ========   ========   ========   ========   ========   ========

--------------------------------------------------------------------------------

                                                         MAINSTAY VP           MAINSTAY VP
                                                      AMERICAN CENTURY        DREYFUS LARGE
                                                       INCOME & GROWTH        COMPANY VALUE
                                                     -------------------   -------------------
                                                     2000(a)      1999     2000(a)      1999
                                                     -----------------------------------------
SERIES I POLICIES
Units redeemed on contributions by NYLIAC..........       --          --        --          --
Units issued on premium payments...................      611         370       371         123
Units redeemed on surrenders.......................     (157)        (75)      (87)        (43)
Units redeemed on annuity and death benefits.......      (16)        (14)      (29)         (3)
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................      386         127       231          80
Units issued (redeemed) on transfers between
  Investment Divisions.............................      633       1,326       473         611
                                                     --------   --------   --------   --------
  Net increase (decrease)..........................    1,457       1,734       959         768
Units outstanding, beginning of year...............    3,997       2,263     2,397       1,629
                                                     --------   --------   --------   --------
Units outstanding, end of year.....................    5,454       3,997     3,356       2,397
                                                     ========   ========   ========   ========
SERIES II POLICIES
Units issued on premium payments...................       17          --        13          --
Units redeemed on surrenders.......................       --          --        (1)         --
Units redeemed on annuity and death benefits.......       --          --        --          --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................       --          --        --          --
Units issued (redeemed) on transfers between
  Investment Divisions.............................       --          --         5          --
                                                     --------   --------   --------   --------
  Net increase (decrease)..........................       17          --        17          --
Units outstanding, beginning of year...............       --          --        --          --
                                                     --------   --------   --------   --------
Units outstanding, end of year.....................       17          --        17          --
                                                     ========   ========   ========   ========
SERIES III POLICIES
Units issued on premium payments...................       10          --         6          --
Units redeemed on surrenders.......................       --          --        --          --
Units redeemed on annuity and death benefits.......       --          --        --          --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................       14          --         8          --
Units issued (redeemed) on transfers between
  Investment Divisions.............................       --          --        --          --
                                                     --------   --------   --------   --------
  Net increase (decrease)..........................       24          --        14          --
Units outstanding, beginning of year...............       --          --        --          --
                                                     --------   --------   --------   --------
Units outstanding, end of year.....................       24          --        14          --
                                                     ========   ========   ========   ========

(a) For Series II and Series III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

        MAINSTAY VP
        EAGLE ASSET           MAINSTAY VP                                     CALVERT
        MANAGEMENT            LORD ABBETT          ALGER AMERICAN             SOCIAL
       GROWTH EQUITY       DEVELOPING GROWTH    SMALL CAPITALIZATION         BALANCED
    -------------------   -------------------   ---------------------   -------------------
    2000(a)      1999     2000(a)      1999      2000(a)      1999      2000(a)      1999
    ---------------------------------------------------------------------------------------
       (880)         --        --          --         --          --         --          --
      2,728         247       325         164      1,664         263        227          69
       (212)        (27)     (112)        (39)      (221)        (74)       (56)        (22)
 ...     (29)         (2)       (4)         --        (24)        (13)        (9)         (3)
 ...     780          76       141          55        726          90        104          22
      4,206       1,028       515         523      2,449         893        231         327
    --------   --------   --------   --------   --------    --------    --------   --------
      6,593       1,322       865         703      4,594       1,159        497         393
      2,730       1,408     2,276       1,573      3,063       1,904        987         594
    --------   --------   --------   --------   --------    --------    --------   --------
      9,323       2,730     3,141       2,276      7,657       3,063      1,484         987
    ========   ========   ========   ========   ========    ========    ========   ========
         69          --         9          --         68          --         11          --
         (7)         --        --          --         (1)         --         --          --
         --          --        --          --         --          --         --          --
         (5)         --        --          --         (2)         --         --          --
         (2)         --        --          --          4          --         --          --
    --------   --------   --------   --------   --------    --------    --------   --------
         55          --         9          --         69          --         11          --
         --          --        --          --         --          --         --          --
    --------   --------   --------   --------   --------    --------    --------   --------
         55          --         9          --         69          --         11          --
    ========   ========   ========   ========   ========    ========    ========   ========
        149          --        23          --         94          --         11          --
         (5)         --        --          --         (5)         --         --          --
         --          --        --          --         --          --         --          --
         73          --         2          --         52          --         10          --
        (10)         --       (21)         --          1          --         (2)         --
    --------   --------   --------   --------   --------    --------    --------   --------
        207          --         4          --        142          --         19          --
         --          --        --          --         --          --         --          --
    --------   --------   --------   --------   --------    --------    --------   --------
        207          --         4          --        142          --         19          --
    ========   ========   ========   ========   ========    ========    ========   ========

--------------------------------------------------------------------------------

                                                          FIDELITY              FIDELITY
                                                           VIP II                  VIP
                                                        CONTRAFUND(R)         EQUITY-INCOME
                                                     -------------------   -------------------
                                                     2000(a)      1999     2000(a)      1999
                                                     -----------------------------------------
SERIES I POLICIES
Units issued on premium payments...................    2,249       1,197     1,137         571
Units redeemed on surrenders.......................     (651)       (318)     (442)       (252)
Units redeemed on annuity and death benefits.......      (67)        (34)      (54)        (46)
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................    1,280         248       533         131
Units issued (redeemed) on transfers between
  Investment Divisions.............................    2,168       3,889       449       1,885
                                                     --------   --------   --------   --------
  Net increase (decrease)..........................    4,979       4,982     1,623       2,289
Units outstanding, beginning of year...............   12,004       7,022     8,139       5,850
                                                     --------   --------   --------   --------
Units outstanding, end of year.....................   16,983      12,004     9,762       8,139
                                                     ========   ========   ========   ========
SERIES II POLICIES
Units issued on premium payments...................       45          --        24          --
Units redeemed on surrenders.......................       (1)         --        --          --
Units redeemed on annuity and death benefits.......       --          --        --          --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................       --          --        --          --
Units issued (redeemed) on transfers between
  Investment Divisions.............................        2          --         3          --
                                                     --------   --------   --------   --------
  Net increase (decrease)..........................       46          --        27          --
Units outstanding, beginning of year...............       --          --        --          --
                                                     --------   --------   --------   --------
Units outstanding, end of year.....................       46          --        27          --
                                                     ========   ========   ========   ========
SERIES III POLICIES
Units issued on premium payments...................      101          --        18          --
Units redeemed on surrenders.......................       --          --        --          --
Units redeemed on annuity and death benefits.......       --          --        --          --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................       47          --         8          --
Units issued (redeemed) on transfers between
  Investment Divisions.............................       (1)         --        --          --
                                                     --------   --------   --------   --------
  Net increase (decrease)..........................      147          --        26          --
Units outstanding, beginning of year...............       --          --        --          --
                                                     --------   --------   --------   --------
Units outstanding, end of year.....................      147          --        26          --
                                                     ========   ========   ========   ========

(a) For Series II and Series III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                              JANUS ASPEN
        JANUS ASPEN             SERIES
          SERIES               WORLDWIDE        MFS(R) GROWTH WITH      MFS(R) RESEARCH
         BALANCED               GROWTH             INCOME SERIES            SERIES
    -------------------   -------------------   -------------------   -------------------
    2000(a)      1999     2000(a)      1999     2000(a)      1999     2000(a)      1999
    -------------------------------------------------------------------------------------
      5,644       1,688     4,553         986       457         255     1,163         252
     (1,051)       (403)     (748)       (353)      (84)        (31)      (86)        (14)
       (154)        (69)     (102)        (49)      (18)         (3)      (16)         --
      2,184         504     1,451         233       291         132       598         125
      7,227       8,437     5,702       4,144       364         897     1,396         384
    --------   --------   --------   --------   --------   --------   --------   --------
     13,850      10,157    10,856       4,961     1,010       1,250     3,055         747
     16,575       6,418    12,816       7,855     1,685         435       999         252
    --------   --------   --------   --------   --------   --------   --------   --------
     30,425      16,575    23,672      12,816     2,695       1,685     4,054         999
    ========   ========   ========   ========   ========   ========   ========   ========
        157          --       135          --        10          --        74          --
         --          --        (8)         --        --          --        (1)         --
         --          --        --          --        --          --        --          --
         --          --        (2)         --        --          --        (8)         --
          3          --         2          --         1          --         1          --
    --------   --------   --------   --------   --------   --------   --------   --------
        160          --       127          --        11          --        66          --
         --          --        --          --        --          --        --          --
    --------   --------   --------   --------   --------   --------   --------   --------
        160          --       127          --        11          --        66          --
    ========   ========   ========   ========   ========   ========   ========   ========
        189          --       229          --         7          --        96          --
         (2)         --        (6)         --        --          --        (4)         --
         --          --        --          --        --          --        --          --
        106          --       106          --        25          --        62          --
          1          --         4          --        --          --        25          --
    --------   --------   --------   --------   --------   --------   --------   --------
        294          --       333          --        32          --       179          --
         --          --        --          --        --          --        --          --
    --------   --------   --------   --------   --------   --------   --------   --------
        294          --       333          --        32          --       179          --
    ========   ========   ========   ========   ========   ========   ========   ========

--------------------------------------------------------------------------------

                                                       MORGAN STANLEY
                                                             UIF                                       VAN ECK
                                                          EMERGING            T. ROWE PRICE           WORLDWIDE
                                                       MARKETS EQUITY         EQUITY INCOME          HARD ASSETS
                                                     -------------------   -------------------   -------------------
                                                     2000(a)      1999     2000(a)      1999     2000(a)      1999
                                                     ------------------------------------------------------------
SERIES I POLICIES
Units issued on premium payments...................      721         156       583         262        66          36
Units redeemed on surrenders.......................     (118)        (61)     (143)        (71)      (17)         (3)
Units redeemed on annuity and death benefits.......      (11)         (4)      (17)         (6)       (8)         --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................      233          51       331         112        24          (8)
Units issued (redeemed) on transfers between
  Investment Divisions.............................      874         676       538       1,095       188         138
                                                     --------   --------   --------   --------   --------   --------
  Net increase (decrease)..........................    1,699         818     1,292       1,392       253         163
Units outstanding, beginning of year...............    1,659         841     2,387         995       216          53
                                                     --------   --------   --------   --------   --------   --------
Units outstanding, end of year.....................    3,358       1,659     3,679       2,387       469         216
                                                     ========   ========   ========   ========   ========   ========
SERIES II POLICIES
Units issued on premium payments...................        7          --         5          --         2          --
Units redeemed on surrenders.......................       (1)         --        --          --        --          --
Units redeemed on annuity and death benefits.......       --          --        --          --        --          --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................       --          --        --          --        --          --
Units issued (redeemed) on transfers between
  Investment Divisions.............................       --          --         8          --        --          --
                                                     --------   --------   --------   --------   --------   --------
  Net increase (decrease)..........................        6          --        13          --         2          --
Units outstanding, beginning of year...............       --          --        --          --        --          --
                                                     --------   --------   --------   --------   --------   --------
Units outstanding, end of year.....................        6          --        13          --         2          --
                                                     ========   ========   ========   ========   ========   ========

SERIES III POLICIES
Units issued on premium payments...................        4          --         6          --        --          --
Units redeemed on surrenders.......................       --          --        --          --        --          --
Units redeemed on annuity and death benefits.......       --          --        --          --        --          --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................        3          --         6          --        --          --
Units issued (redeemed) on transfers between
  Investment Divisions.............................       --          --        (3)         --         5          --
                                                     --------   --------   --------   --------   --------   --------
  Net increase (decrease)..........................        7          --         9          --         5          --
Units outstanding, beginning of year...............       --          --        --          --        --          --
                                                     --------   --------   --------   --------   --------   --------
Units outstanding, end of year.....................        7          --         9          --         5          --
                                                     ========   ========   ========   ========   ========   ========

(a) For Series II and Series III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 6--Selected Per Unit Data+:
--------------------------------------------------------------------------------

T
    he following table presents selected per accumulation unit income and capital changes (for an accumulation unit outstanding throughout each year) with respect to each Investment Division of the Separate Account:


                                                                             MAINSTAY VP
                                                                        CAPITAL APPRECIATION
                                                           -----------------------------------------------
                                                           2000(c)    1999      1998      1997      1996
                                                           -----------------------------------------------
SERIES I POLICIES
Unit value, beginning of year...........................   $28.55    $23.09    $16.95    $13.92    $11.89
Net investment income (loss)............................    (0.40)    (0.34)    (0.25)    (0.22)    (0.17)
Net realized and unrealized gains (losses) on security
 transactions and realized gain distributions
 received...............................................    (3.01)     5.80      6.39      3.25      2.20
                                                           ------    ------    ------    ------    ------
Unit value, end of year.................................   $25.14    $28.55    $23.09    $16.95    $13.92
                                                           ======    ======    ======    ======    ======
SERIES II POLICIES
Unit value, beginning of year...........................   $10.00    $   --    $   --    $   --    $   --
Net investment income (loss)............................    (0.09)       --        --        --        --
Net realized and unrealized gains (losses) on security
 transactions and realized gain distributions
 received...............................................    (0.43)       --        --        --        --
                                                           ------    ------    ------    ------    ------
Unit value, end of year.................................   $ 9.48    $   --    $   --    $   --    $   --
                                                           ======    ======    ======    ======    ======
SERIES III POLICIES
Unit value, beginning of year...........................   $10.00    $   --    $   --    $   --    $   --
Net investment income (loss)............................    (0.05)       --        --        --        --
Net realized and unrealized gains (losses) on security
 transactions and realized gain distributions
 received...............................................    (1.28)       --        --        --        --
                                                           ------    ------    ------    ------    ------
Unit value, end of year.................................   $ 8.67    $   --    $   --    $   --    $   --
                                                           ======    ======    ======    ======    ======

                                                                                 MAINSTAY VP
                                                                                 GOVERNMENT
                                                               -----------------------------------------------
                                                               2000(c)    1999      1998      1997      1996
                                                               -----------------------------------------------
SERIES I POLICIES
Unit value, beginning of year...........................       $11.98    $12.37    $11.51    $10.66    $10.57
Net investment income (loss)............................         0.70      0.53      0.70      0.69      0.86
Net realized and unrealized gains (losses) on security
 transactions and realized gain distributions
 received...............................................         0.58     (0.92)     0.16      0.16     (0.77)
                                                               ------    ------    ------    ------    ------
Unit value, end of year.................................       $13.26    $11.98    $12.37    $11.51    $10.66
                                                               ======    ======    ======    ======    ======
SERIES II POLICIES
Unit value, beginning of year...........................       $10.00    $   --    $   --    $   --    $   --
Net investment income (loss)............................         1.45        --        --        --        --
Net realized and unrealized gains (losses) on security
 transactions and realized gain distributions
 received...............................................        (0.85)       --        --        --        --
                                                               ------    ------    ------    ------    ------
Unit value, end of year.................................       $10.60    $   --    $   --    $   --    $   --
                                                               ======    ======    ======    ======    ======
SERIES III POLICIES
Unit value, beginning of year...........................       $10.00    $   --    $   --    $   --    $   --
Net investment income (loss)............................         1.13        --        --        --        --
Net realized and unrealized gains (losses) on security
 transactions and realized gain distributions
 received...............................................        (0.64)       --        --        --        --
                                                               ------    ------    ------    ------    ------
Unit value, end of year.................................       $10.49    $   --    $   --    $   --    $   --
                                                               ======    ======    ======    ======    ======

 +  Per unit data based on average monthly units outstanding during the year.
(a) For the period October 1, 1996 (Commencement of Operations) through December 31, 1996.
(b) For the period May 1, 1998 (Commencement of Operations) through December 31, 1998.
(c) For Series II and Series III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                      MAINSTAY VP                                       MAINSTAY VP
                    CASH MANAGEMENT                                     CONVERTIBLE
    -----------------------------------------------   -----------------------------------------------
    2000(c)    1999      1998      1997      1996     2000(C)    1999      1998      1997     1996(A)
    -------------------------------------------------------------------------------------------------
    $ 1.18    $ 1.14    $ 1.10    $ 1.06    $ 1.03    $17.00    $12.14    $11.78    $10.35    $10.00
      0.05      0.04      0.04      0.04      0.04      0.48      0.45      0.49      0.38      0.08
      0.01        --        --        --     (0.01)    (1.56)     4.41     (0.13)     1.05      0.27
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $ 1.24    $ 1.18    $ 1.14    $ 1.10    $ 1.06    $15.92    $17.00    $12.14    $11.78    $10.35
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $ 1.00    $   --    $   --    $   --    $   --    $10.00    $   --    $   --    $   --    $   --
      0.03        --        --        --        --      0.35        --        --        --        --
        --        --        --        --        --     (1.31)       --        --        --        --
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $ 1.03    $   --    $   --    $   --    $   --    $ 9.04    $   --    $   --    $   --    $   --
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $ 1.00    $   --    $   --    $   --    $   --    $10.00    $   --    $   --    $   --    $   --
      0.02        --        --        --        --      0.49        --        --        --        --
        --        --        --        --        --     (1.82)       --        --        --        --
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $ 1.02    $   --    $   --    $   --    $   --    $ 8.67    $   --    $   --    $   --    $   --
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======

                      MAINSTAY VP
                      HIGH YIELD                                        MAINSTAY VP
                    CORPORATE BOND                                 INTERNATIONAL EQUITY
    -----------------------------------------------   -----------------------------------------------
    2000(c)    1999      1998      1997      1996     2000(C)    1999      1998      1997      1996
    -------------------------------------------------------------------------------------------------
    $15.72    $14.12    $13.95    $12.52    $10.83    $18.88    $14.95    $12.32    $11.88    $10.90
      1.75      1.69      1.31      1.05      1.02     (0.11)    (0.16)     0.16      0.90      0.87
          )
     (2.88     (0.09)    (1.14)     0.38      0.67     (3.51)     4.09      2.47     (0.46)     0.11
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $14.59    $15.72    $14.12    $13.95    $12.52    $15.26    $18.88    $14.95    $12.32    $11.88
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $10.00    $   --    $   --    $   --    $   --    $10.00    $   --    $   --    $   --    $   --
      1.92        --        --        --        --     (0.02)       --        --        --        --
          )
     (2.63        --        --        --        --     (0.63)       --        --        --        --
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $ 9.29    $   --    $   --    $   --    $   --    $ 9.35    $   --    $   --    $   --    $   --
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $10.00    $   --    $   --    $   --    $   --    $10.00    $   --    $   --    $   --    $   --
      2.13        --        --        --        --      0.07        --        --        --        --
          )
     (2.98        --        --        --        --     (0.67)       --        --        --        --
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $ 9.15    $   --    $   --    $   --    $   --    $ 9.40    $   --    $   --    $   --    $   --
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======

--------------------------------------------------------------------------------

                                                                                 MAINSTAY VP
                                                                                TOTAL RETURN
                                                               -----------------------------------------------
                                                               2000(c)    1999      1998      1997      1996
                                                               -----------------------------------------------
SERIES I POLICIES
Unit value, beginning of year...........................       $21.09    $18.28    $14.58    $12.55    $11.36
Net investment income (loss)............................         0.16      0.11      0.17      0.17      0.27
Net realized and unrealized gains (losses) on security
 transactions and realized gain distributions
 received...............................................        (1.36)     2.70      3.53      1.86      0.92
                                                               ------    ------    ------    ------    ------
Unit value, end of year.................................       $19.89    $21.09    $18.28    $14.58    $12.55
                                                               ======    ======    ======    ======    ======
SERIES II POLICIES
Unit value, beginning of year...........................       $10.00    $   --    $   --    $   --    $   --
Net investment income (loss)............................         0.17        --        --        --        --
Net realized and unrealized gains (losses) on security
 transactions and realized gain distributions
 received...............................................        (0.97)       --        --        --        --
                                                               ------    ------    ------    ------    ------
Unit value, end of year.................................       $ 9.20    $   --    $   --    $   --    $   --
                                                               ======    ======    ======    ======    ======
SERIES III POLICIES
Unit value, beginning of year...........................       $10.00    $   --    $   --    $   --    $   --
Net investment income (loss)............................         0.34        --        --        --        --
Net realized and unrealized gains (losses) on security
 transactions
 and realized gain distributions received...............        (1.52)       --        --        --        --
                                                               ------    ------    ------    ------    ------
Unit value, end of year.................................       $ 8.82    $   --    $   --    $   --    $   --
                                                               ======    ======    ======    ======    ======

                                                                                 MAINSTAY VP
                                                                                GROWTH EQUITY
                                                               -----------------------------------------------
                                                               2000(c)    1999      1998      1997      1996
                                                               -----------------------------------------------
SERIES I POLICIES
Unit value, beginning of year...........................       $28.02    $21.87    $17.52    $14.01    $11.42
Net investment income (loss)............................        (0.22)    (0.16)    (0.07)    (0.06)     0.05
Net realized and unrealized gains (losses) on security
 transactions
 and realized gain distributions received...............        (1.09)     6.31      4.42      3.57      2.54
                                                               ------    ------    ------    ------    ------
Unit value, end of year.................................       $26.71    $28.02    $21.87    $17.52    $14.01
                                                               ======    ======    ======    ======    ======
SERIES II POLICIES
Unit value, beginning of year...........................       $10.00    $   --    $   --    $   --    $   --
Net investment income (loss)............................        (0.01)       --        --        --        --
Net realized and unrealized gains (losses) on security
 transactions
 and realized gain distributions received...............        (0.62)       --        --        --        --
                                                               ------    ------    ------    ------    ------
Unit value, end of year.................................       $ 9.37    $   --    $   --    $   --    $   --
                                                               ======    ======    ======    ======    ======
SERIES III POLICIES
Unit value, beginning of year...........................       $10.00    $   --    $   --    $   --    $   --
Net investment income (loss)............................         0.08        --        --        --        --
Net realized and unrealized gains (losses) on security
 transactions
 and realized gain distributions received...............        (0.64)       --        --        --        --
                                                               ------    ------    ------    ------    ------
Unit value, end of year.................................       $ 9.44    $   --    $   --    $   --    $   --
                                                               ======    ======    ======    ======    ======

 +  Per unit data based on average monthly units outstanding during the year.
(a) For the period October 1, 1996 (Commencement of Operations) through December 31, 1996.
(b) For the period May 1, 1998 (Commencement of Operations) through December 31, 1998.
(c) For Series II and Series III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                      MAINSTAY VP                                       MAINSTAY VP
                         VALUE                                             BOND
    -----------------------------------------------   -----------------------------------------------
    2000(c)    1999      1998      1997      1996     2000(c)    1999      1998      1997      1996
    -------------------------------------------------------------------------------------------------
    $16.91    $15.76    $16.67    $13.76    $11.32    $12.02    $12.37    $11.50    $10.64    $10.57
        --     (0.03)     0.04      0.07      0.11      0.66      0.63      0.80      0.76      0.99
      1.91      1.18     (0.95)     2.84      2.33      0.33     (0.98)     0.07      0.10     (0.92)
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $18.82    $16.91    $15.76    $16.67    $13.76    $13.01    $12.02    $12.37    $11.50    $10.64
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $10.00    $   --    $   --    $   --    $   --    $10.00    $   --    $   --    $   --    $   --
      0.11        --        --        --        --      1.15        --        --        --        --
      0.93        --        --        --        --     (0.53)       --        --        --        --
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $11.04    $   --    $   --    $   --    $   --    $10.62    $   --    $   --    $   --    $   --
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $10.00    $   --    $   --    $   --    $   --    $10.00    $   --    $   --    $   --    $   --
      0.24        --        --        --        --      1.03        --        --        --        --
      0.33        --        --        --        --     (0.60)       --        --        --        --
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $10.57    $   --    $   --    $   --    $   --    $10.43    $   --    $   --    $   --    $   --
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======

                                                              MAINSTAY VP                   MAINSTAY VP
                      MAINSTAY VP                          AMERICAN CENTURY                   DREYFUS
                    INDEXED EQUITY                          INCOME & GROWTH             LARGE COMPANY VALUE
    -----------------------------------------------   ---------------------------   ---------------------------
    2000(c)    1999      1998      1997      1996     2000(c)    1999     1998(b)   2000(c)    1999     1998(b)
    -----------------------------------------------------------------------------------------------------------
    $27.60    $23.19    $18.30    $13.97    $11.58    $12.59    $10.86    $10.00    $10.72    $10.19    $10.00
     (0.12)    (0.06)       --      0.09      0.21     (0.09)    (0.06)    (0.02)    (0.07)    (0.05)    (0.03)
          )
     (2.80      4.47      4.89      4.24      2.18     (1.42)     1.79      0.88      0.62      0.58      0.22
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $24.68    $27.60    $23.19    $18.30    $13.97    $11.08    $12.59    $10.86    $11.27    $10.72    $10.19
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $10.00    $   --    $   --    $   --    $   --    $10.00    $   --    $   --    $10.00    $   --    $   --
      0.05        --        --        --        --      0.02        --        --      0.03        --        --
          )
     (0.65        --        --        --        --     (0.81)       --        --      0.46        --        --
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $ 9.40    $   --    $   --    $   --    $   --    $ 9.21    $   --    $   --    $10.49    $   --    $   --
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $10.00    $   --    $   --    $   --    $   --    $10.00    $   --    $   --    $10.00    $   --    $   --
      0.19        --        --        --        --      0.07        --        --      0.07        --        --
          )
     (1.03        --        --        --        --     (1.02)       --        --      0.30        --        --
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $ 9.16    $   --    $   --    $   --    $   --    $ 9.05    $   --    $   --    $10.37    $   --    $   --
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======

--------------------------------------------------------------------------------

                                                                       MAINSTAY VP
                                                                       EAGLE ASSET                MAINSTAY VP LORD
                                                                       MANAGEMENT                      ABBETT
                                                                         GROWTH                      DEVELOPING
                                                                         EQUITY                        GROWTH
                                                               ---------------------------   ---------------------------
                                                               2000(c)    1999     1998(b)   2000(c)    1999     1998(b)
                                                               ---------------------------------------------------
SERIES I POLICIES
Unit value, beginning of year...........................       $19.06    $11.68    $10.00    $11.89    $ 9.12    $10.00
Net investment income (loss)............................        (0.28)    (0.19)    (0.09)    (0.15)     0.10     (0.08)
Net realized and unrealized gains (losses) on security
 transactions
 and realized gain distributions received...............        (1.86)     7.57      1.77     (2.25)     2.67     (0.80)
                                                               ------    ------    ------    ------    ------    ------
Unit value, end of year.................................       $16.92    $19.06    $11.68    $ 9.49    $11.89    $ 9.12
                                                               ======    ======    ======    ======    ======    ======
SERIES II POLICIES
Unit value, beginning of year...........................       $10.00    $   --    $   --    $10.00    $   --    $   --
Net investment income (loss)............................        (0.10)       --        --     (0.02)       --        --
Net realized and unrealized gains (losses) on security
 transactions
 and realized gain distributions received...............        (0.39)       --        --     (0.85)       --        --
                                                               ------    ------    ------    ------    ------    ------
Unit value, end of year.................................       $ 9.51    $   --    $   --    $ 9.13    $   --    $   --
                                                               ======    ======    ======    ======    ======    ======
SERIES III POLICIES
Unit value, beginning of year...........................       $10.00    $   --    $   --    $10.00    $   --    $   --
Net investment income (loss)............................        (0.05)       --        --     (0.07)       --        --
Net realized and unrealized gains (losses) on security
 transactions
 and realized gain distributions received...............        (1.82)       --        --     (0.74)       --        --
                                                               ------    ------    ------    ------    ------    ------
Unit value, end of year.................................       $ 8.13    $   --    $   --    $ 9.19    $   --    $   --
                                                               ======    ======    ======    ======    ======    ======

                                                                                  FIDELITY
                                                                                   VIP II
                                                                                CONTRAFUND(R)
                                                               -----------------------------------------------
                                                               2000(c)    1999      1998      1997     1996(a)
                                                               -----------------------------------------------
SERIES I POLICIES
Unit value, beginning of year...........................       $20.44    $16.68    $13.01    $10.63    $10.00
Net investment income (loss)............................        (0.22)    (0.19)    (0.14)    (0.14)    (0.03)
Net realized and unrealized gains (losses) on security
 transactions
 and realized gain distributions received...............        (1.40)     3.95      3.81      2.52      0.66
                                                               ------    ------    ------    ------    ------
Unit value, end of year.................................       $18.82    $20.44    $16.68    $13.01    $10.63
                                                               ======    ======    ======    ======    ======
SERIES II POLICIES
Unit value, beginning of year...........................       $10.00    $   --    $   --    $   --    $   --
Net investment income (loss)............................        (0.09)       --        --        --        --
Net realized and unrealized gains (losses) on security
 transactions
 and realized gain distributions received...............         0.02        --        --        --        --
                                                               ------    ------    ------    ------    ------
Unit value, end of year.................................       $ 9.93    $   --    $   --    $   --    $   --
                                                               ======    ======    ======    ======    ======
SERIES III POLICIES
Unit value, beginning of year...........................       $10.00    $   --    $   --    $   --    $   --
Net investment income (loss)............................        (0.05)       --        --        --        --
Net realized and unrealized gains (losses) on security
 transactions
 and realized gain distributions received...............        (0.39)       --        --        --        --
                                                               ------    ------    ------    ------    ------
Unit value, end of year.................................       $ 9.56    $   --    $   --    $   --    $   --
                                                               ======    ======    ======    ======    ======

 +  Per unit data based on average monthly units outstanding during the year.
(a) For the period October 1, 1996 (Commencement of Operations) through December 31, 1996.
(b) For the period May 1, 1998 (Commencement of Operations) through December 31, 1998.
(c) For Series II and Series III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                         ALGER
                       AMERICAN                                           CALVERT
                         SMALL                                            SOCIAL
                    CAPITALIZATION                                       BALANCED
    -----------------------------------------------   -----------------------------------------------
    2000(c)    1999      1998      1997     1996(a)   2000(c)    1999      1998      1997      1996
    -------------------------------------------------------------------------------------------------
    $16.93    $11.97    $10.51    $ 9.57    $10.00    $18.72    $16.92    $14.76    $12.46    $11.22
     (0.22)    (0.18)    (0.15)    (0.14)    (0.02)     0.10      0.27      0.29      0.31      0.35
          )
     (4.55      5.14      1.61      1.08     (0.41)    (0.93)     1.53      1.87      1.99      0.89
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $12.16    $16.93    $11.97    $10.51    $ 9.57    $17.89    $18.72    $16.92    $14.76    $12.46
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $10.00    $   --    $   --    $   --    $   --    $10.00    $   --    $   --    $   --    $   --
     (0.10)       --        --        --        --      0.24        --        --        --        --
          )
     (1.34        --        --        --        --     (0.88)       --        --        --        --
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $ 8.56    $   --    $   --    $   --    $   --    $ 9.36    $   --    $   --    $   --    $   --
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $10.00    $   --    $   --    $   --    $   --    $10.00    $   --    $   --    $   --    $   --
     (0.05)       --        --        --        --      0.21        --        --        --        --
          )
     (2.00        --        --        --        --     (1.11)       --        --        --        --
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $ 7.95    $   --    $   --    $   --    $   --    $ 9.10    $   --    $   --    $   --    $   --
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======

                       FIDELITY                                         JANUS ASPEN
                          VIP                                             SERIES
                     EQUITY-INCOME                                       BALANCED
    -----------------------------------------------   -----------------------------------------------
    2000(c)    1999      1998      1997     1996(a)   2000(c)    1999      1998      1997     1996(a)
    -------------------------------------------------------------------------------------------------
    $15.23    $14.53    $13.20    $10.45    $10.00    $20.40    $16.32    $12.32    $10.24    $10.00
      0.03     (0.03)    (0.08)    (0.13)    (0.02)     0.31      0.25      0.42      0.28      0.17
      1.03      0.73      1.41      2.88      0.47     (1.05)     3.83      3.58      1.80      0.07
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $16.29    $15.23    $14.53    $13.20    $10.45    $19.66    $20.40    $16.32    $12.32    $10.24
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $10.00    $   --    $   --    $   --    $   --    $10.00    $   --    $   --    $   --    $   --
     (0.08)       --        --        --        --      0.14        --        --        --        --
      0.73        --        --        --        --      0.10        --        --        --        --
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $10.65    $   --    $   --    $   --    $   --    $10.24    $   --    $   --    $   --    $   --
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $10.00    $   --    $   --    $   --    $   --    $10.00    $   --    $   --    $   --    $   --
     (0.05)       --        --        --        --      0.12        --        --        --        --
      0.56        --        --        --        --     (0.47)       --        --        --        --
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $10.51    $   --    $   --    $   --    $   --    $ 9.65    $   --    $   --    $   --    $   --
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======

--------------------------------------------------------------------------------

                                                                                 JANUS ASPEN
                                                                                   SERIES
                                                                                  WORLDWIDE
                                                                                   GROWTH
                                                               -----------------------------------------------
                                                               2000(C)    1999      1998      1997     1996(A)
                                                               -----------------------------------------------
SERIES I POLICIES
Unit value, beginning of year...........................       $25.73    $15.86    $12.48    $10.36    $10.00
Net investment income (loss)............................        (0.24)    (0.23)     0.20     (0.03)     0.08
Net realized and unrealized gains (losses) on security
 transactions
 and realized gain distributions received...............        (4.10)    10.10      3.18      2.15      0.28
                                                               ------    ------    ------    ------    ------
Unit value, end of year.................................       $21.39    $25.73    $15.86    $12.48    $10.36
                                                               ======    ======    ======    ======    ======
SERIES II POLICIES
Unit value, beginning of year...........................       $10.00    $   --    $   --    $   --    $   --
Net investment income (loss)............................        (0.06)       --        --        --        --
Net realized and unrealized gains (losses) on security
 transactions
 and realized gain distributions received...............        (0.78)       --        --        --        --
                                                               ------    ------    ------    ------    ------
Unit value, end of year.................................       $ 9.16    $   --    $   --    $   --    $   --
                                                               ======    ======    ======    ======    ======
SERIES III POLICIES
Unit value, beginning of year...........................       $10.00    $   --    $   --    $   --    $   --
Net investment income (loss)............................        (0.02)       --        --        --        --
Net realized and unrealized gains (losses) on security
 transactions
 and realized gain distributions received...............        (1.56)       --        --        --        --
                                                               ------    ------    ------    ------    ------
Unit value, end of year.................................       $ 8.42    $   --    $   --    $   --    $   --
                                                               ======    ======    ======    ======    ======

                                                                         T. ROWE                       VAN ECK
                                                                          PRICE                       WORLDWIDE
                                                                         EQUITY                         HARD
                                                                         INCOME                        ASSETS
                                                               ---------------------------   ---------------------------
                                                               2000(C)    1999     1998(B)   2000(C)    1999     1998(B)
                                                               ---------------------------------------------------
SERIES I POLICIES
Unit value, beginning of year...........................       $10.36    $10.13    $10.00    $ 9.57    $ 8.02    $10.00
Net investment income (loss)............................         0.07      0.07      0.08     (0.06)    (0.07)    (0.06)
Net realized and unrealized gains (losses) on security
 transactions
 and realized gain distributions received...............         1.12      0.16      0.05      1.00      1.62     (1.92)
                                                               ------    ------    ------    ------    ------    ------
Unit value, end of year.................................       $11.55    $10.36    $10.13    $10.51    $ 9.57    $ 8.02
                                                               ======    ======    ======    ======    ======    ======
SERIES II POLICIES
Unit value, beginning of year...........................       $10.00    $   --    $   --    $10.00    $   --    $   --
Net investment income (loss)............................         0.05        --        --     (0.04)       --        --
Net realized and unrealized gains (losses) on security
 transactions
 and realized gain distributions received...............         1.03        --        --      0.52        --        --
                                                               ------    ------    ------    ------    ------    ------
Unit value, end of year.................................       $11.08    $   --    $   --    $10.48    $   --    $   --
                                                               ======    ======    ======    ======    ======    ======
SERIES III POLICIES
Unit value, beginning of year...........................       $10.00    $   --    $   --    $10.00    $   --    $   --
Net investment income (loss)............................         0.05        --        --     (0.01)       --        --
Net realized and unrealized gains (losses) on security
 transactions
 and realized gain distributions received...............         0.81        --        --      0.64        --        --
                                                               ------    ------    ------    ------    ------    ------
Unit value, end of year.................................       $10.86    $   --    $   --    $10.63    $   --    $   --
                                                               ======    ======    ======    ======    ======    ======

 +  Per unit data based on average monthly units outstanding during the year.
(a) For the period October 1, 1996 (Commencement of Operations) through December 31, 1996.
(b) For the period May 1, 1998 (Commencement of Operations) through December 31, 1998.
(c) For Series II and Series III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

              MFS(R)                                                            MORGAN STANLEY
              GROWTH                                                                  UIF
               WITH                         MFS(R)                             EMERGING MARKETS
           INCOME SERIES                RESEARCH SERIES                             EQUITY
    ---------------------------   ---------------------------   -----------------------------------------------
    2000(C)    1999     1998(B)   2000(C)    1999     1998(B)   2000(C)    1999      1998      1997     1996(A)
    -----------------------------------------------------------------------------------------------------------
    $11.12    $10.57    $10.00    $13.25    $10.83    $10.00    $14.27    $ 7.40    $ 9.89    $10.00    $10.00
     (0.11)    (0.12)    (0.07)    (0.19)    (0.15)    (0.07)    (0.17)    (0.13)    (0.08)    (0.05)     0.02
     (0.06)     0.67      0.64     (0.62)     2.57      0.90     (5.55)     7.00     (2.41)    (0.06)    (0.02)
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $10.95    $11.12    $10.57    $12.44    $13.25    $10.83    $ 8.55    $14.27    $ 7.40    $ 9.89    $10.00
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $10.00    $   --    $   --    $10.00    $   --    $   --    $10.00    $   --    $   --    $   --    $   --
     (0.08)       --        --     (0.08)       --        --     (0.27)       --        --        --        --
     (0.17)       --        --     (1.06)       --        --     (3.52)       --        --        --        --
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $ 9.75    $   --    $   --    $ 8.86    $   --    $   --    $ 6.21    $   --    $   --    $   --    $   --
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $10.00    $   --    $   --    $10.00    $   --    $   --    $10.00    $   --    $   --    $   --    $   --
     (0.05)       --        --     (0.04)       --        --     (0.03)       --        --        --        --
     (0.35)       --        --     (1.47)       --        --     (2.75)       --        --        --        --
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $ 9.60    $   --    $   --    $ 8.49    $   --    $   --    $ 7.22    $   --    $   --    $   --    $   --
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
To the Board of Directors of New York Life Insurance and
Annuity Corporation and the Variable Annuity Separate Account-III Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statement of operations and of changes in total equity present fairly, in all material respects, the financial position of the MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Government, MainStay VP High Yield Corporate Bond, MainStay VP International Equity, MainStay VP Total Return, MainStay VP Value, MainStay VP Bond, MainStay VP Growth Equity, MainStay VP Indexed Equity, MainStay VP American Century Income & Growth, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity, MainStay VP Lord Abbett Developing Growth, Alger American Small Capitalization, Calvert Social Balanced, formerly known as Calvert Socially Responsible, Fidelity VIP II Contrafund, Fidelity VIP Equity-Income, Janus Aspen Series Balanced, Janus Aspen Series Worldwide Growth, MFS Growth with Income Series, MFS Research Series, Morgan Stanley UIF Emerging Markets Equity, formerly known as Morgan Stanley Dean Witter Emerging Markets Equity, T. Rowe Price Equity Income and Van Eck Worldwide Hard Assets Investment Divisions (constituting the NYLIAC Variable Annuity Separate Account-III, formerly known as Lifestages(R) Annuity Separate Account) at December 31, 2000, the results of each of their operations for the year then ended and the changes in each of their total equity for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2000 by correspondence with the funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
February 20, 2001

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                                 BALANCE SHEET

                                                                 DECEMBER 31,
                                                              ------------------
                                                               2000       1999
                                                              -------    -------
                                                                (IN MILLIONS)
                                     ASSETS
Fixed maturities
  Available for sale, at fair value                           $14,993    $13,289
  Held to maturity, at amortized cost                             627        681
Equity securities                                                 126         89
Mortgage loans                                                  1,993      1,850
Real estate                                                        34         72
Policy loans                                                      544        512
Other investments                                                 223         26
                                                              -------    -------
     Total investments                                         18,540     16,519

Cash and cash equivalents                                         767      1,087
Deferred policy acquisition costs                               1,660      1,507
Deferred taxes                                                     --         53
Other assets                                                      442        312
Separate account assets                                        10,981     10,192
                                                              -------    -------
     Total assets                                             $32,390    $29,670
                                                              =======    =======
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policyholders' account balances                               $17,454    $16,064
Future policy benefits                                            492        356
Policy claims                                                      73         69
Deferred taxes                                                     87         --
Other liabilities                                               1,147      1,115
Separate account liabilities                                   10,942     10,134
                                                              -------    -------
     Total liabilities                                         30,195     27,738
                                                              -------    -------

STOCKHOLDER'S EQUITY
Capital stock -- par value $10,000
  (20,000 shares authorized, (2,500 issued and outstanding)        25         25
Additional paid in capital                                        480        480
Accumulated other comprehensive loss                              (31)      (191)
Retained earnings                                               1,721      1,618
                                                              -------    -------
     Total stockholder's equity                                 2,195      1,932
                                                              -------    -------
     Total liabilities and stockholder's equity               $32,390    $29,670
                                                              =======    =======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                              STATEMENT OF INCOME

                                                               YEAR ENDED DECEMBER 31,
                                                              --------------------------
                                                               2000      1999      1998
                                                              ------    ------    ------
                                                                    (IN MILLIONS)
REVENUES
  Universal life and annuity fees                             $  530    $  442    $  364
  Net investment income                                        1,312     1,179     1,108
  Investment gains (losses), net                                 (39)       12        63
  Other income                                                   154        97        51
                                                              ------    ------    ------
     Total revenues                                            1,957     1,730     1,586
                                                              ------    ------    ------
EXPENSES
  Interest credited to policyholders' account balances           971       858       784
  Policyholder benefits                                          330       182       175
  Operating expenses                                             502       405       405
                                                              ------    ------    ------
     Total expenses                                            1,803     1,445     1,364
                                                              ------    ------    ------
Income before Federal income taxes                               154       285       222
                                                              ------    ------    ------
Federal income taxes:
  Current                                                         (3)       52        97
  Deferred                                                        54        57       (17)
                                                              ------    ------    ------
     Total Federal income taxes                                   51       109        80
                                                              ------    ------    ------
NET INCOME                                                    $  103    $  176    $  142
                                                              ======    ======    ======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                    STATEMENT OF COMPREHENSIVE INCOME (LOSS)

                                                              YEAR ENDED DECEMBER 31,
                                                              ------------------------
                                                              2000      1999     1998
                                                              -----    ------    -----
                                                                   (IN MILLIONS)
NET INCOME                                                    $103     $ 176     $142
                                                              ----     -----     ----
  Other comprehensive income (loss), net of tax:
     Unrealized gains (losses) on securities:
       Unrealized holding gains (losses) arising during
        period                                                 201      (391)       9
       Less: reclassification adjustment for gains (losses)
        included in net income                                  41         1      (35)
                                                              ----     -----     ----
  OTHER COMPREHENSIVE INCOME (LOSS)                            160      (392)      44
                                                              ----     -----     ----
COMPREHENSIVE INCOME (LOSS)                                   $263     $(216)    $186
                                                              ====     =====     ====

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                    STATEMENT OF STOCKHOLDER'S EQUITY YEARS
                     ENDED DECEMBER 31, 2000, 1999 AND 1998
                                 (IN MILLIONS)

                                                                        ACCUMULATED
                                                         ADDITIONAL        OTHER                        TOTAL
                                              CAPITAL     PAID IN      COMPREHENSIVE    RETAINED    STOCKHOLDER'S
                                               STOCK      CAPITAL      INCOME (LOSS)    EARNINGS       EQUITY
                                              -------    ----------    -------------    --------    -------------
BALANCE AT JANUARY 1, 1998                      $25         $480           $ 157         $1,300        $1,962
Net income for 1998                              --           --              --            142           142
Net change in unrealized gains and losses of
  available for sale securities                  --           --              44             --            44
                                                ---         ----           -----         ------        ------
BALANCE AT DECEMBER 31, 1998                     25          480             201          1,442         2,148
Net income for 1999                              --           --              --            176           176
Net change in unrealized gains and losses of
  available for sale securities                  --           --            (392)            --          (392)
                                                ---         ----           -----         ------        ------
BALANCE AT DECEMBER 31, 1999                     25          480            (191)         1,618         1,932
Net income for 2000                              --           --              --            103           103
Net change in unrealized gains and losses of
  available for sale securities                  --           --             160             --           160
                                                ---         ----           -----         ------        ------
BALANCE AT DECEMBER 31, 2000                    $25         $480           $ (31)        $1,721        $2,195
                                                ===         ====           =====         ======        ======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                            STATEMENT OF CASH FLOWS

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2000       1999       1998
                                                              --------    -------    -------
                                                                      (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income                                                  $    103    $   176    $   142
  Adjustments to reconcile net income to net cash provided
     by operating activities:
     Depreciation and amortization                                 (21)        (3)         2
     Net capitalization of deferred policy acquisition costs      (304)      (298)      (192)
     Universal life and annuity fees                              (233)      (215)      (198)
     Interest credited to policyholders' account balances          971        858        784
     Net realized investment losses(gains)                          39        (13)       (56)
     Deferred income taxes                                          54         57        (17)
     (Increase) decrease in:
       Net separate account assets                                  22          1        (42)
       Other assets and other liabilities                          (64)       (92)       (99)
     Increase in:
       Policy claims                                                 4          9          4
       Future policy benefits                                      147         41         39
                                                              --------    -------    -------
          NET CASH PROVIDED BY OPERATING ACTIVITIES                718        521        367
                                                              --------    -------    -------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from:
     Sale of available for sale fixed maturities                 8,161      3,981      5,325
     Maturity of available for sale fixed maturities             1,497      1,505      1,610
     Maturity of held to maturity fixed maturities                  73        121        102
     Sale of equity securities                                      74        170         77
     Repayment of mortgage loans                                   354        227        238
     Sale of real estate and other invested assets                  65         62         47
  Cost of:
     Available for sale fixed maturities acquired              (11,031)    (6,679)    (7,670)
     Held to maturity fixed maturities acquired                    (17)       (75)       (49)
     Equity securities acquired                                   (113)      (152)       (83)
     Mortgage loans acquired                                      (439)      (451)      (558)
     Real estate and other invested assets acquired               (216)       (13)       (20)
  Policy loans (net)                                               (33)       (21)       (10)
  Increase (decrease) in loaned securities                         422       (222)       425
  Securities sold under agreements to repurchase (net)            (488)       480        (45)
                                                              --------    -------    -------
          NET CASH USED IN INVESTING ACTIVITIES                 (1,691)    (1,067)      (611)
                                                              --------    -------    -------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
     Deposits                                                    2,000      2,016      1,502
     Withdrawals                                                (1,026)    (1,154)    (1,151)
     Net transfers from (to) the separate accounts                (318)      (181)        67
                                                              --------    -------    -------
          NET CASH PROVIDED BY FINANCING ACTIVITIES                656        681        418
                                                              --------    -------    -------
  Effect of exchange rate changes on cash and cash
     equivalents                                                    (3)         4          1
                                                              --------    -------    -------
Net (decrease)increase in cash and cash equivalents               (320)       139        175
                                                              --------    -------    -------
Cash and cash equivalents, beginning of year                     1,087        948        773
                                                              --------    -------    -------
CASH AND CASH EQUIVALENTS, END OF YEAR                        $    767    $ 1,087    $   948
                                                              ========    =======    =======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

                        DECEMBER 31, 2000, 1999 AND 1998

NOTE 1 -- NATURE OF OPERATIONS

     New York Life Insurance and Annuity Corporation ("NYLIAC") is a direct, wholly owned subsidiary of New York Life Insurance Company ("New York Life") domiciled in the State of Delaware. NYLIAC offers a wide variety of interest sensitive insurance and annuity products to a large cross section of the insurance market. NYLIAC markets its products in all 50 of the United States, the District of Columbia and Taiwan, primarily through its agency force. In addition, NYLIAC markets Corporate Owned Life Insurance through independent brokers and brokerage general agents.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

     The accompanying financial statements have been prepared in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements of life insurance enterprises requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results may differ from estimates.

     Certain reclassifications have been made to the 1999 and 1998 financial statements to conform to the current presentation.

INVESTMENTS

     Fixed maturity investments, which NYLIAC has both the ability and the intent to hold to maturity, are stated at amortized cost. Investments identified as available for sale are reported at fair value. Unrealized gains and losses on available for sale securities are reported in stockholder's equity, net of deferred taxes and related adjustments. Significant changes in future anticipated cash flows on mortgage and asset-backed securities from the original purchase assumptions are accounted for using the retrospective adjustment method. The cost basis of fixed maturity and equity securities are adjusted for impairments in value deemed to be other than temporary, with the associated realized loss reported in net income. Equity securities are carried at fair value with related unrealized gains and losses reflected in comprehensive income, net of deferred taxes and related adjustments. Mortgage loans are carried at unpaid principal balances, net of impairment reserves, and are generally secured. Investment real estate, which NYLIAC has the intent to hold for the production of income, is carried at depreciated cost net of write-downs for other than temporary declines in fair value. Properties held for sale are carried at the lower of cost or fair value less estimated selling costs. Policy loans are stated at the aggregate balance due, which approximates fair value since loans on policies have no defined maturity date and reduce amounts payable at death or surrender. Cash equivalents include investments that have maturities of 90 days or less at date of purchase and are carried at amortized cost, which approximates fair value. Short-term investments that have maturities of between 91-365 days at date of purchase are included in fixed maturities on the balance sheet and are carried at amortized cost, which approximates fair value.

     Derivative financial instruments hedging exposure to interest rate fluctuation on available for sale securities are accounted for at fair market value. Unrealized gains and losses are reported in comprehensive income, net of deferred taxes and related adjustments. Amounts payable or receivable under interest rate and commodity swap agreements and interest rate floor agreements are recognized as investment income or expense when earned. Premiums paid for interest rate floor agreements are amortized into interest expense over the life of the agreement. Realized gains and losses are recognized in net income upon termination or maturity of the contracts.

DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new and maintaining renewal business and certain costs of issuing policies that vary with and are primarily related to the production of new and renewal business have been deferred and

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

DEFERRED POLICY ACQUISITION COSTS -- (CONTINUED)

recorded as an asset in the balance sheet. These consist primarily of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses.

     Acquisition costs for universal life and annuity contracts are amortized in proportion to estimated gross profits over the effective life of the contracts, which is assumed to be 25 years for universal life contracts and 15 years for annuities. Changes in assumptions are reflected in the current year's amortization. The carrying amount of the deferred policy acquisition cost asset is adjusted at each balance sheet date as if the unrealized gains or losses on investments associated with these insurance contracts had been realized and included in the gross profits used to determine current period amortization. The increase or decrease in the deferred policy acquisition cost asset due to unrealized gains or losses is recorded in other comprehensive income.

     For certain products sold in Taiwan, including whole life, periodic endowment and endowment contracts, the deferred policy acquisition costs are amortized over the life of the contract in proportion to gross premiums.

RECOGNITION OF INCOME AND RELATED EXPENSES

     Amounts received under universal life and annuity contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period for mortality and expense risk, policy administration and surrender charges. Amounts previously assessed to compensate the insurer for services to be performed over future periods are deferred and recognized into income in the period benefited using the same assumptions and factors used to amortize capitalized policy acquisition costs. Policy benefits and claims that are charged to expenses include benefit claims incurred in the period in excess of related policyholders' account balances.

POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances on universal life and annuity contracts are equal to cumulative deposits plus interest credited less withdrawals and charges. This liability also includes a liability for amounts that have been assessed to compensate the insurer for services to be performed over future periods.

FEDERAL INCOME TAXES

     NYLIAC is a member of a group which files a consolidated Federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that NYLIAC is allocated its share of the consolidated tax provision or benefit determined generally on a separate company basis. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred income tax assets and liabilities are recognized for the future tax consequence of temporary differences between financial statement carrying amounts and income tax bases of assets and liabilities.

     Current Federal income taxes include a provision for NYLIAC's share of the equity base tax applicable to mutual life insurance companies and their insurance subsidiaries. The amount recorded is based on NYLIAC's estimate of the differential earnings rate ("DER") (the actual rate will be announced at a later date by the Internal Revenue Service ("IRS")) used to compute the equity base tax.

REINSURANCE

     NYLIAC enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. NYLIAC remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. NYLIAC evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

SEPARATE ACCOUNTS

     NYLIAC has established separate accounts with varying investment objectives, which are segregated from NYLIAC's general account, and are maintained for the benefit of separate account policyholders and NYLIAC. Separate account assets are stated at market value. The liability for separate accounts represents policyholders' interests in the separate account assets. For its registered separate accounts, these liabilities include accumulated net investment income and realized and unrealized gains and losses on those assets, and generally reflect market value. For its guaranteed, non-registered separate account, the liability includes interest credited to the policies.

FAIR VALUES OF FINANCIAL INSTRUMENTS

     Fair values of various assets and liabilities are included throughout the notes to financial statements. Specifically, fair value disclosure of fixed maturities, short-term investments, cash equivalents, equity securities and mortgage loans is reported in Note 2 -- Significant Accounting Policies and Note 3 -- Investments. Fair values for policyholders' account balances are reported in Note 5 -- Insurance Liabilities. Fair values for derivative financial instruments are included in Note 10 -- Derivative Financial Instruments and Risk Management. Fair values for repurchase agreements are included in Note
11 -- Commitments and Contingencies.

BUSINESS RISKS AND UNCERTAINTIES

     The development of policy reserves and deferred policy acquisition costs for NYLIAC's products requires management to make estimates and assumptions regarding mortality, morbidity, lapse, expense and investment experience. Such estimates are primarily based on historical experience and future expectations of mortality, morbidity, expense, persistency and investment assumptions. Actual results could differ from those estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related estimates for policy reserves and deferred policy acquisition costs.

     NYLIAC issues certain variable products with various types of guaranteed minimum death benefits features. NYLIAC currently reserves for expected payments resulting from these features. NYLIAC bears the risk that payments may be higher than expected as a result of significant, sustained downturns in the stock market.

     NYLIAC regularly invests in mortgage loans, mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on such securities, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed and asset-backed securities is based on historical experience and estimates of future payment experience on the underlying assets. Actual prepayment speeds will differ from original estimates and may result in material adjustments to asset values and amortization or accretion recorded in future periods.

     As a subsidiary of a mutual life insurance company, NYLIAC is subject to a tax on its equity base. The rates applied to NYLIAC's equity base are determined annually by the IRS after comparison of mutual life insurance company earnings for the year to the average earnings of the 50 largest stock life insurance companies for the prior three years. Due to the timing of earnings information, estimates of the current year's tax rate must be made by management. The ultimate amounts of equity base tax incurred may vary considerably from the original estimates.

RECENT ACCOUNTING PRONOUNCEMENTS

     During 1998, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use", which requires capitalization of external and certain internal costs incurred to obtain or develop internal-use computer software during the application development stage.

     NYLIAC applied the provisions of SOP 98-1 prospectively effective January 1, 1999. The adoption of SOP 98-1 resulted in net capitalization of $37 million at December 31, 1999, which is included in other assets

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

RECENT ACCOUNTING PRONOUNCEMENTS -- (CONTINUED)

in the accompanying Balance Sheet. Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software, not to exceed five years.

     During 1998, the FASB issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities". This Statement establishes new GAAP accounting and reporting standards for derivative instruments, including derivative instruments embedded in other contracts, and for hedging activities. In 1999, the FASB issued SFAS No. 137, "Accounting for Derivative Instruments and Hedging Activities -- Deferral of the Effective Date of FASB Statement No. 133", which postpones the implementation until the 2001 financial statements. In 2000, the FASB issued FASB Statement No. 138, "Accounting for Certain Hedging Activities, an amendment of FASB Statement No. 133" in order to address a limited number of implementation issues. Collectively, the implementation of these Statements is estimated to result in a reclassification of $48 million from Other Comprehensive Income to Net Income, before taxes.

     SFAS No. 133 requires that derivatives be reported in the balance sheet at their fair value, regardless of any hedging relationship that may exist. Accounting for the gains or losses resulting from changes in the values of those derivatives would depend on the use of the derivative and whether it qualifies for hedge accounting. Changes in fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria will be reported in earnings.

NOTE 3 -- INVESTMENTS

FIXED MATURITIES

     For publicly traded fixed maturities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, NYLIAC has determined an estimated fair value using either a discounted cash flow approach, including provisions for credit risk generally based upon the assumption such securities will be held to maturity, broker dealer quotations, or management's pricing model.

     At December 31, 2000 and 1999, the maturity distribution of fixed maturities was as follows (in millions):

                                                              2000                       1999
                                                     -----------------------    -----------------------
                                                     AMORTIZED    ESTIMATED     AMORTIZED    ESTIMATED
AVAILABLE FOR SALE                                     COST       FAIR VALUE      COST       FAIR VALUE
------------------                                   ---------    ----------    ---------    ----------
Due in one year or less                               $   712      $   710       $   514      $   514
Due after one year through five years                   2,942        2,939         3,196        3,153
Due after five years through ten years                  2,462        2,408         2,167        2,099
Due after ten years                                     2,822        2,682         3,138        2,938
Mortgage and asset-backed securities:
  Government or government agency                       4,030        4,117         3,114        2,996
  Other                                                 2,106        2,137         1,631        1,589
                                                      -------      -------       -------      -------
     Total Available for Sale                         $15,074      $14,993       $13,760      $13,289
                                                      =======      =======       =======      =======

                                                              2000                       1999
                                                     -----------------------    -----------------------
                                                     AMORTIZED    ESTIMATED     AMORTIZED    ESTIMATED
HELD TO MATURITY                                       COST       FAIR VALUE      COST       FAIR VALUE
----------------                                     ---------    ----------    ---------    ----------
Due in one year or less                               $    49      $    49       $    17      $    17
Due after one year through five years                     213          298           272          360
Due after five years through ten years                    171          170           165          159
Due after ten years                                       179          179           206          194
Asset-backed securities                                    15           15            21           21
                                                      -------      -------       -------      -------
     Total Held to Maturity                           $   627      $   711       $   681      $   751
                                                      =======      =======       =======      =======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

FIXED MATURITIES -- (CONTINUED)

     At December 31, 2000 and 1999, the distribution of gross unrealized gains and losses on investments in fixed maturities was as follows (in millions):

                                                                           2000
                                                    ---------------------------------------------------
                                                    AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
AVAILABLE FOR SALE                                    COST         GAINS         LOSSES      FAIR VALUE
------------------                                  ---------    ----------    ----------    ----------
U.S. Treasury and U.S. Government Corporations and
  agencies                                           $   735        $ 24          $  1        $   758
U.S. agencies, state and municipal                     3,295          74            10          3,359
Foreign Governments                                       51           1            --             52
Corporate                                              8,887         149           349          8,687
Other                                                  2,106          47            16          2,137
                                                     -------        ----          ----        -------
     Total Available for Sale                        $15,074        $295          $376        $14,993
                                                     =======        ====          ====        =======
HELD TO MATURITY
Corporate                                            $   612        $ 92          $  8        $   696
Other                                                     15          --            --             15
                                                     -------        ----          ----        -------
     Total Held to Maturity                          $   627        $ 92          $  8        $   711
                                                     =======        ====          ====        =======

                                                                           1999
                                                    ---------------------------------------------------
                                                    AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
AVAILABLE FOR SALE                                    COST         GAINS         LOSSES      FAIR VALUE
------------------                                  ---------    ----------    ----------    ----------
U.S. Treasury and U.S. Government Corporations and
  agencies                                           $   635        $  7          $ 16        $   626
U.S. agencies, state and municipal                     3,046           7           129          2,924
Foreign Governments                                       20          --            --             20
Corporate                                              8,428          61           359          8,130
Other                                                  1,631           4            46          1,589
                                                     -------        ----          ----        -------
     Total Available for Sale                        $13,760        $ 79          $550        $13,289
                                                     =======        ====          ====        =======
HELD TO MATURITY
Corporate                                            $   661        $ 91          $ 22        $   730
Other                                                     20           1            --             21
                                                     -------        ----          ----        -------
     Total Held to Maturity                          $   681        $ 92          $ 22        $   751
                                                     =======        ====          ====        =======

EQUITY SECURITIES

     Estimated fair value of equity securities has been determined using quoted market prices for publicly traded securities and a matrix pricing model for private placement securities. At December 31, 2000 and 1999, the distribution of gross unrealized gains and losses on equity securities is as follows (in millions):

                  UNREALIZED    UNREALIZED    ESTIMATED
          COST      GAINS         LOSSES      FAIR VALUE
          ----    ----------    ----------    ----------
  2000    $124       $14           $12           $126
  1999    $ 80       $13           $ 4           $ 89

MORTGAGE LOANS

     NYLIAC's mortgage loans are diversified by property type, location and borrower, and are generally collateralized by the related property.

     The fair market value of the mortgage loan portfolio at December 31, 2000 and 1999 is estimated to be $2,046 million and $1,858 million, respectively. Market values are determined by discounting the projected

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

MORTGAGE LOANS -- (CONTINUED)

cash flows for each loan to determine the current net present value. The discount rate used approximates the current rate for new mortgages with comparable characteristics and similar remaining maturities.

     At December 31, 2000 and 1999, contractual commitments to extend credit under commercial and residential mortgage loan agreements amounted to approximately $54 million and $37 million, respectively, at a fixed market rate of interest. These commitments are diversified by property type and geographic region.

     The general reserve provision for losses on mortgage loans was $4 million at December 31, 2000 and 1999, respectively. There were no specific provisions for losses as of December 31, 2000 and 1999. The activity in the general reserves as of December 31, 2000 and 1999 is summarized below (in millions):

                                                              2000    1999
                                                              ----    ----
Beginning Balance                                             $ 4      $1
Additions/(reductions) charged/(credited) to operations        --       3
                                                              ---      --
Ending Balance                                                $ 4      $4
                                                              ===      ==

     NYLIAC accrues interest income on problem loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on impaired loans is generally recognized on a cash basis. Cash payments on loans in the process of foreclosure are generally treated as a return of principal.

     At December 31, 2000 and 1999, the distribution of the mortgage loan portfolio by property type and geographic region was as follows (in millions):

                                                   2000        1999
                                                 --------    --------
Property Type:
  Office building                                 $  809      $  795
  Retail                                             396         385
  Apartments                                         167         185
  Residential                                        369         302
  Other                                              252         183
                                                  ------      ------
     Total                                        $1,993      $1,850
                                                  ======      ======
Geographic Region:
  Central                                         $  565      $  438
  Pacific                                            268         255
  Middle Atlantic                                    469         444
  South Atlantic                                     512         534
  New England                                        145         121
  Other                                               34          58
                                                  ------      ------
     Total                                        $1,993      $1,850
                                                  ======      ======

REAL ESTATE

     At December 31, 2000 and 1999, NYLIAC's real estate portfolio consisted of the following (in millions):

                                                              2000    1999
                                                              ----    ----
Investment                                                    $34     $63
Acquired through foreclosures                                  --       9
                                                              ---     ---
     Total real estate                                        $34     $72
                                                              ===     ===

     Accumulated depreciation on real estate at December 31, 2000 and 1999, was $8 million and $11 million, respectively. Depreciation expense totaled $1 million in 2000 and $3 million in 1999 and 1998.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 4 -- INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES

     The components of net investment income for the years ended December 31, 2000, 1999 and 1998, were as follows (in millions):

                                                 2000      1999      1998
                                                ------    ------    ------
Fixed Maturities                                $1,121    $1,013    $  972
Equity Securities                                    7        10         7
Mortgage Loans                                     147       134       116
Real Estate                                          9        15        15
Policy Loans                                        46        41        40
Derivative Instruments                              (1)        1         1
Other                                               15        16         1
                                                ------    ------    ------
  Gross investment income                        1,344     1,230     1,152
Investment expenses                                (32)      (51)      (44)
                                                ------    ------    ------
     Net investment income                      $1,312    $1,179    $1,108
                                                ======    ======    ======

     During 1999 a fixed maturity investment that had been classified as held to maturity was transferred to available for sale and subsequently sold due to credit deterioration. The investment had an amortized cost of $10,052,000, and the sale resulted in a realized gain of $82,000.

     For the years ended December 31, 2000, 1999 and 1998, realized investment gains (losses) computed under the specific identification method are as follows (in millions):

                                                  2000                           1999                           1998
                                        -------------------------      -------------------------      -------------------------
                                        GAINS              LOSSES      GAINS              LOSSES      GAINS              LOSSES
                                        -----              ------      -----              ------      -----              ------
Fixed Maturities                        $ 80               $(157)      $ 64                $(87)      $ 87                $(29)
Equity Securities                         17                  (7)        34                  (8)         7                  (7)
Mortgage Loans                             8                  (1)         4                  --         16                  (8)
Real Estate                               12                  (3)         5                  (2)         6                  (2)
Other                                     13                  (1)         2                  --          3                 (10)
                                        ----               -----       ----                ----       ----                ----
     Subtotal                           $130               $(169)      $109                $(97)      $119                $(56)
                                        ====               =====       ====                ====       ====                ====
Investment gains (losses), net                    $(39)                          $12                            $63
                                                  ====                           ===                            ===

NET UNREALIZED INVESTMENT GAINS (LOSSES)

     Net unrealized investment gains (losses) on fixed maturities available for sale are included in the Balance Sheet as a component of "Accumulated other comprehensive loss". Changes in these amounts include reclassification adjustments to avoid double counting in "Comprehensive income" items that are part of "Net

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NET UNREALIZED INVESTMENT GAINS (LOSSES) -- (CONTINUED)

income" for a period that also had been part of "Other comprehensive income" in earlier periods. The amounts for the years ended December 31, are as follows (in millions):

                                                              2000     1999     1998
                                                              -----    -----    ----
Net unrealized investments gains (losses), beginning of the
  year                                                        $(191)   $ 201    $157
                                                              -----    -----    ----
Changes in net unrealized investment gains (losses)
  attributable to:
  Investments:
     Net unrealized investment gains (losses) arising
       during the period                                        302     (612)     24
     Less: Reclassification adjustments for gains (losses)
       included in net income                                    41        1     (35)
                                                              -----    -----    ----
     Change in net unrealized investment gains (losses),
       net of adjustments                                       261     (613)     59
Impact of net unrealized investment gains (losses) on:
     Policyholders' account balance                              (3)      (7)     (1)
     Deferred policy acquisition costs                          (98)     228     (14)
                                                              -----    -----    ----
Change in net unrealized investment gains (losses)              160     (392)     44
                                                              -----    -----    ----
Net unrealized investment gains (losses), end of year         $ (31)   $(191)   $201
                                                              =====    =====    ====

     Net unrealized gains (losses) on investments arising during the periods reported in the above table are net of income tax expense (benefit) of $162 million, $(330) million and $31 million for the years ended December 31, 2000, 1999 and 1998, respectively.

     Reclassification adjustments reported in the above table for the years ended December 31, 2000, 1999 and 1998 are net of income tax expense (benefit) of $(22) million, $0 million and $19 million, respectively.

     Policyholders' account balance reported in the above table are net of income tax expense (benefit) of $(2) million, $(3) million and $0 million for the years ended December 31, 2000, 1999 and 1998, respectively.

     Deferred policy acquisition costs in the above table for the years ended December 31, 2000, 1999 and 1998 are net of income tax expense (benefit) of $(53) million, $122 million and $(8) million, respectively.

NOTE 5 -- INSURANCE LIABILITIES

     NYLIAC's annuity contracts are primarily deferred annuities. The carrying value, which approximates fair value, of NYLIAC's liabilities for deferred annuities at December 31, 2000 and 1999, was $7,944 million and $7,279 million, respectively.

NOTE 6 -- SEPARATE ACCOUNTS

     NYLIAC maintains eight non-guaranteed, registered separate accounts for its variable deferred annuity and variable life products. NYLIAC maintains investments in the registered separate accounts of $40 million and $71 million at December 31, 2000 and 1999, respectively. The assets of the separate accounts, which are carried at market value, represent investments in shares of the New York Life sponsored MainStay VP Series Fund and other non-proprietary funds.

     NYLIAC maintains one guaranteed separate account for universal life insurance policies. This account provides a minimum guaranteed interest rate with a market value adjustment imposed upon certain surrenders. The assets of this separate account are carried at market value.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 7 -- DEFERRED POLICY ACQUISITION COSTS

     An analysis of deferred policy acquisition costs (DAC) for the years ended December 31, 2000, 1999 and 1998 is as follows (in millions):

                                                              2000      1999      1998
                                                             ------    ------    ------
Balance at beginning of year before adjustment
  for unrealized gains (losses) on investments               $1,326    $1,028    $  836
Current year additions                                          444       372       286
Amortized during year                                          (140)      (74)      (94)
                                                             ------    ------    ------
Balance at end of year before adjustment for unrealized
  gains (losses) on investments                               1,630     1,326     1,028
Adjustment for unrealized gains (losses) on investments          30       181      (169)
                                                             ------    ------    ------
Balance at end of year                                       $1,660    $1,507    $  859
                                                             ======    ======    ======

NOTE 8 -- FEDERAL INCOME TAXES

     The components of the net deferred tax liability (asset) as of December 31, 2000 and 1999 are as follows (in millions):

                                                              2000    1999
                                                              ----    ----
Deferred tax assets:
  Future policyholder benefits                                $303    $258
  Employee and agents benefits                                  53      52
  Investments                                                   --     131
                                                              ----    ----
     Gross deferred tax assets                                 356     441
                                                              ====    ====
Deferred tax liabilities
  Deferred policy acquisition costs                            416     374
  Investments                                                    3      --
  Other                                                         24      14
                                                              ----    ----
     Gross deferred tax liabilities                            443     388
                                                              ----    ----
       Net deferred tax liability (asset)                     $ 87    $(53)
                                                              ====    ====

     Set forth below is a reconciliation of the Federal income tax rate to the effective tax rate for 2000, 1999 and 1998:

                                                            2000     1999     1998
                                                            -----    -----    ----
Statutory federal income tax rate                            35.0%    35.0%   35.0%
Equity base tax                                               4.3      5.9     1.7
Tax exempt income                                            (3.8)    (1.1)    (.5)
Other                                                        (2.4)    (1.5)    (.2)
                                                            -----    -----    ----
Effective tax rate                                           33.1%    38.3%   36.0%
                                                            =====    =====    ====

     NYLIAC's Federal income tax returns are routinely examined by the IRS and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 1995. There were no material effects on NYLIAC's results of operations as a result of these audits. NYLIAC believes that its recorded income tax liabilities are adequate for all open years.

NOTE 9 -- REINSURANCE

     NYLIAC has entered into cession reinsurance agreements on a coinsurance basis with non-affiliated companies and on a yearly renewable term basis with affiliated and non-affiliated companies.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 9 -- REINSURANCE -- (CONTINUED)

     NYLIAC has ceded yearly renewable term reinsurance with affiliated companies. Under these agreements, included in the accompanying statement of income are $2.3 million, $1.5 million and $.9 million of ceded premiums at December 31, 2000, 1999 and 1998, respectively.

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

     NYLIAC uses derivative financial instruments to manage interest rate, commodity and market risk. These derivative financial instruments include interest rate floors and interest rate and commodity swaps. NYLIAC has not engaged in derivative financial instrument transactions for speculative purposes.

     Notional or contractual amounts of derivative financial instruments provide only a measure of involvement in these types of transactions and do not represent the amounts exchanged between the parties engaged in the transaction. The amounts exchanged are determined by reference to the notional amounts and other terms of the derivative financial instruments which relate to interest rates or other financial indices.

     NYLIAC is exposed to credit-related losses in the event that a counterparty fails to perform its obligations under contractual terms. The credit exposure of derivative financial instruments is represented by the sum of fair values of contracts with each counterparty, if the net value is positive, at the reporting date.

     NYLIAC deals with highly rated counterparties and does not expect the counterparties to fail to meet their obligations. NYLIAC has controls in place to monitor credit exposures by limiting transactions with specific counterparties within specified dollar limits and assessing the future creditworthiness of counterparties. NYLIAC uses master netting agreements and adjusts transaction levels, when appropriate, to minimize risk.

INTEREST RATE RISK MANAGEMENT

     NYLIAC enters into various types of interest rate contracts primarily to minimize exposure of specific assets held by NYLIAC to fluctuations in interest rates.

     The following table summarizes the notional amounts and credit exposures of interest rate related derivative transactions (in thousands):

                                                     2000                    1999
                                             --------------------    --------------------
                                             NOTIONAL     CREDIT     NOTIONAL     CREDIT
                                              AMOUNT     EXPOSURE     AMOUNT     EXPOSURE
                                             --------    --------    --------    --------
Interest Rate Swaps                          $225,000     $1,938     $225,000      $--
Interest Rate Floors                         $150,000     $  402     $150,000      $92

     Interest rate swaps are agreements with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed upon notional amount. Swap contracts outstanding at December 31, 2000 are between three years, seven months and eighteen years four months in maturity. At December 31, 1999 such contracts were between four years, seven months and nineteen years in maturity. NYLIAC does not act as an intermediary or broker in interest rate swaps.

     The following table shows the type of swaps used by NYLIAC and the weighted average interest rates. Average variable rates are based on the rates which determine the last payment received or paid on each contract; those rates may change significantly, affecting future cash flows:

                                                                2000        1999
                                                              --------    --------
Receive -- fixed swaps -- Notional amount (in thousands)      $225,000    $225,000
  Average receive rate                                            6.64%       6.50%
  Average pay rate                                                6.26%       5.17%

     During the term of the swap, net settlement amounts are recorded as investment income or expense when earned. Fair values of interest rate swaps were $1,728,000 and ($8,420,000) at December 31, 2000 and 1999, respectively, based on broker/dealer quotations.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

INTEREST RATE RISK MANAGEMENT -- (CONTINUED)

     Interest rate floor agreements entitle NYLIAC to receive amounts from counterparties based upon the difference between a strike price and current interest rates. Such agreements serve as hedges against declining interest rates on a portfolio of assets. Amounts received during the term of interest rate floor agreements are recorded as investment income.

     At December 31, 2000 and 1999, unamortized premiums on interest rate floors amounted to $222,000 and $315,000, respectively. Fair values of such agreements were $402,000 and $92,000 at December 31, 2000 and 1999, respectively, based on broker/dealer quotations.

COMMODITY RISK MANAGEMENT

     NYLIAC has a bond investment with interest payments linked to the price of crude oil. NYLIAC has entered into a commodity swap with a total notional amount of $7,500,000 as a hedge against this commodity risk. The credit exposure of the swap was $38,000 and $0 at December 31, 2000 and 1999, respectively.

NOTE 11 -- COMMITMENTS AND CONTINGENCIES

LITIGATION

     NYLIAC is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities and/or other operations, including actions involving retail sales practices. Most of these actions seek substantial or unspecified compensatory and punitive damages. NYLIAC is also from time to time involved as a party in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC nevertheless believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

LOANED SECURITIES AND REPURCHASE AGREEMENTS

     NYLIAC participates in a securities lending program for the purpose of enhancing income on securities held. At December 31, 2000 and 1999, $755 million and $246 million, respectively, of NYLIAC's fixed maturities and equity securities were on loan to others, but were fully collateralized in an account held in trust for NYLIAC. Such assets reflect the extent of NYLIAC's involvement in securities lending, not NYLIAC's risk of loss.

     NYLIAC enters into agreements to sell and repurchase securities for the purpose of enhancing income on securities held. Under these agreements, NYLIAC obtains the use of funds from a broker for approximately one month. The liability reported in the accompanying Balance Sheet (included in other liabilities) at December 31, 2000 of $132 million ($620 million at December 31,
1999) approximates fair value. The investments acquired with the funds received from the securities sold are primarily included in cash and cash equivalents in the accompanying Balance Sheet.

NOTE 12 -- RELATED PARTY TRANSACTIONS

     New York Life provides NYLIAC with services and facilities for the sale of insurance and other activities related to the business of insurance. New York Life charges NYLIAC for the identified costs associated with these services and facilities under the terms of a Service Agreement between New York Life and NYLIAC. Such costs, amounting to $476 million for the year ended December 31, 2000 ($393 million for 1999 and $335 million for 1998) are reflected in operating expenses and net investment income in the accompanying Statement of Income.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 12 -- RELATED PARTY TRANSACTIONS -- (CONTINUED)

     In addition, NYLIAC is allocated post-retirement and post-employment benefits other than pensions, which are held by New York Life. NYLIAC was allocated $7 million for its share of the net periodic post-retirement benefits expense in 2000 ($12 million and $8 million in 1999 and 1998, respectively) and $2 million for the post-employment benefits expense in 2000 ($3 million in 1999 and $2 million in 1998) under the provisions of the Service Agreement. The expenses are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     In addition, in 1999 New York Life concluded a comprehensive expense reduction program expected to streamline processes and improve profitability. As a result of job eliminations and early retirement benefits as defined in management's termination plan, NYLIAC was allocated $16 million for its share of these restructuring costs in 1999, which are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     At December 31, 2000 and 1999, NYLIAC has a net liability of $111 million and $80 million, respectively for the above described services which are included in other liabilities in the accompanying Balance Sheet.

     In 1999 NYLIAC sold a $197 million Corporate Sponsored Variable Universal Life (CSVUL) policy and a $82 million Corporate Sponsored Universal Life (CSUL) policy to a Voluntary Employee Benefit Association (VEBA) trust. This trust was established to fund New York Life's retired employees medical and dental benefits. In addition, in 1999 and 1998, NYLIAC sold a Corporate Owned Life
(COLI) policy to New York Life for $180 million and $250 million in premiums, respectively. These policies were sold on the same basis as policies sold to unrelated customers.

NOTE 13 -- SUPPLEMENTAL CASH FLOW INFORMATION

     Federal income taxes paid were $7 million, $48 million, and $67 million during 2000, 1999 and 1998, respectively.

     Total interest paid was $12 million, $30 million and $27 million during 2000, 1999 and 1998, respectively.

NOTE 14 -- STATUTORY FINANCIAL INFORMATION

     Accounting practices used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from GAAP. The Delaware Insurance Department recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Delaware Insurance Law. No consideration is given by the Department to financial statements prepared in accordance with generally accepted accounting principles in making such determinations.

     At December 31, 2000 and 1999, statutory stockholder's equity was $1,098 million and $1,130 million, respectively. Statutory net income for the years ended December 31, 2000, 1999 and 1998 was $0.4 million, $63 million and $10 million, respectively.

     The State of Delaware Insurance Department has adopted the NAIC's Codification of Statutory Accounting Principles guidance, effective January 1, 2001. The Company has estimated the effect of adoption will be a net increase in statutory surplus of approximately $35 million (unaudited).

     NYLIAC is restricted as to the amounts it may pay as dividends to New York Life. Under Delaware Insurance Law, dividends on capital stock can be distributed only out of earned surplus. Furthermore, without prior approval of the Delaware Insurance Commissioner, dividends can not be declared or distributed which exceed the greater of ten percent of the Company's surplus or one hundred percent of net gain from operations.

     No dividends were paid or declared for the years ended December 31, 2000, 1999 and 1998.

     As of December 31, 2000, the amount of available and accumulated funds derived from earned surplus from which NYLIAC can pay dividends is $593 million. The maximum amount of dividends which may be paid in 2001 without prior approval is $109.8 million.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Stockholder of New York Life Insurance and Annuity Corporation

In our opinion, the accompanying balance sheet and the related statements of income, of comprehensive income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of New York Life Insurance and Annuity Corporation at December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, the Company changed its method of accounting in 1999 for the cost of computer software developed or obtained for internal use.

PRICEWATERHOUSECOOPERS LLP
1177 Avenue of the Americas
New York, New York 10036
March 12, 2001

                          PROSPECTUS DATED MAY 1, 2001

                                      FOR

                        MAINSTAY ACCESS VARIABLE ANNUITY
                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
                  51 MADISON AVENUE, NEW YORK, NEW YORK 10010
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

     This Prospectus describes the individual flexible premium MainStay Access Variable Annuity policies issued by New York Life Insurance and Annuity Corporation ("NYLIAC"). We designed these policies to assist individuals with their long-term retirement planning needs. You can use the policies with retirement plans that do or do not qualify for special federal income tax treatment. The policies offer flexible premium payments, access to your money through partial withdrawals (some withdrawals may be subject to a tax penalty), a choice of when income payments commence, and a guaranteed death benefit if the owner or Annuitant dies before income payments have commenced.

     Your premium payments accumulate on a tax-deferred basis. This means your earnings are not taxed until you take money out of your policy, which can be done in several ways. You can split your premium payments among a guaranteed interest option and the twenty-nine Investment Divisions listed below.

  -    MainStay VP Bond
  -    MainStay VP Capital Appreciation
  -    MainStay VP Cash Management
  -    MainStay VP Convertible
  -    MainStay VP Government
  -    MainStay VP Growth Equity
  -    MainStay VP High Yield Corporate Bond
  -    MainStay VP Indexed Equity
  -    MainStay VP International Equity
  -    MainStay VP Total Return
  -    MainStay VP Value
  -    MainStay VP American Century Income & Growth
  -    MainStay VP Dreyfus Large Company Value
  -    MainStay VP Eagle Asset Management Growth Equity
  -    MainStay VP Lord Abbett Developing Growth
  -    Alger American Small Capitalization
  -    Calvert Social Balanced
  -    Dreyfus IP Technology Growth* (Initial Class)
  -    Fidelity VIP Contrafund(R) (Initial Class)
  -    Fidelity VIP Equity-Income (Initial Class)
  -    Janus Aspen Series Balanced
  -    Janus Aspen Series Worldwide Growth
  -    MFS(R) Investors Trust Series
       (formerly known as MFS(R) Growth with Income
       Series)
  -    MFS(R) Research Series
  -    MFS(R) Utilities Series*
  -    Morgan Stanley UIF Emerging Markets Equity
  -    Neuberger Berman AMT Mid-Cap Growth*
  -    T. Rowe Price Equity Income
  -    Van Eck Worldwide Hard Assets

     You may allocate initial premiums and thereafter may maintain the accumulation value in up to 18 Investment Divisions plus the Fixed Account.

     We do not guarantee the investment performance of these Investment Divisions. Depending on market conditions, you can make or lose money in any of the Investment Divisions.

     You should read this Prospectus carefully before investing and keep it for future reference. This Prospectus is not valid unless accompanied by the current prospectuses for the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund (VIP), the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, The Universal Institutional Funds, Inc., the T. Rowe Price Equity Series, Inc. and the Van Eck Worldwide Insurance Trust (the "Funds", each individually a "Fund"). Each Investment Division invests in shares of a corresponding Fund portfolio. Please contact us at (800) 762-6212 or your registered representative if you do not have the accompanying book of underlying fund prospectuses.

     To learn more about the policy, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2001. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. The table of contents for the SAI appears at the end of this Prospectus. For a free copy of the SAI, call us at (800) 762-6212 or write to us at the address above.

     THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE POLICIES INVOLVE RISKS, INCLUDING POTENTIAL LOSS OF PRINCIPAL INVESTED. THE POLICIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.
------------
*  Expected to be available on or about July 2, 2001.

                               TABLE OF CONTENTS

                                         PAGE
                                         ----
DEFINITIONS............................    3
FEE TABLE..............................    4
QUESTIONS AND ANSWERS ABOUT MAINSTAY
  ACCESS VARIABLE ANNUITY..............    7
FINANCIAL STATEMENTS...................   12
NEW YORK LIFE INSURANCE AND ANNUITY
  CORPORATION AND THE SEPARATE
  ACCOUNT..............................   14
  New York Life Insurance and Annuity
     Corporation.......................   14
  The Separate Account.................   14
  The Portfolios.......................   14
  Additions, Deletions or Substitutions
     of Investments....................   15
  Reinvestment.........................   16
THE POLICIES...........................   16
  Selecting the Variable Annuity That's
     Right for You.....................   16
  Qualified and Non-Qualified
     Policies..........................   17
  Policy Application and Premium
     Payments..........................   18
  Payments Returned for Insufficient
     Funds.............................   18
  Your Right to Cancel ("Free Look")...   18
  Issue Ages...........................   19
  Transfers............................   19
  Procedures for Telephone
     Transactions......................   19
  Dollar Cost Averaging Program........   19
  Automatic Asset Reallocation.........   20
  Accumulation Period..................   21
     (a) Crediting of Premium
          Payments.....................   21
     (b) Valuation of Accumulation
          Units........................   21
  Third Party Investment Advisory
     Arrangements......................   21
  Policy Owner Inquiries...............   21
  Records and Reports..................   21
CHARGES AND DEDUCTIONS.................   22
  Separate Account Charge..............   22
  Policy Service Charge................   22

                                         PAGE
                                         ----
  Transfer Fees........................   22
  Group and Sponsored Arrangements.....   22
  Taxes................................   22
  Fund Charges.........................   23
DISTRIBUTIONS UNDER THE POLICY.........   23
  Surrenders and Withdrawals...........   23
     (a) Surrenders....................   23
     (b) Partial Withdrawals...........   23
     (c) Periodic Partial
          Withdrawals..................   24
     (d) Hardship Withdrawals..........   24
  Required Minimum Distribution........   24
  Our Right to Cancel..................   24
  Annuity Commencement Date............   24
  Death Before Annuity Commencement....   24
  Income Payments......................   26
     (a) Election of Income Payment
          Options......................   26
     (b) Other Methods of Payment......   26
     (c) Proof of Survivorship.........   26
  Delay of Payments....................   26
  Designation of Beneficiary...........   27
  Restrictions Under Internal Revenue
     Code Section 403(b)(11)...........   27
THE FIXED ACCOUNT......................   27
     (a) Interest Crediting............   27
     (b) Transfers to Investment
          Divisions....................   27
FEDERAL TAX MATTERS....................   28
  Introduction.........................   28
  Taxation of Annuities in General.....   28
  Qualified Plans......................   29
     (a) Section 403(a) Plans..........   29
     (b) Section 403(b) Plans..........   29
     (c) Individual Retirement
          Annuities....................   29
     (d) Roth Individual Retirement
          Annuities....................   30
     (e) Deferred Compensation Plans...   30
DISTRIBUTOR OF THE POLICIES............   30
VOTING RIGHTS..........................   30
TABLE OF CONTENTS FOR THE STATEMENT OF
  ADDITIONAL INFORMATION...............   31

     THIS PROSPECTUS IS NOT CONSIDERED AN OFFERING IN ANY STATE WHERE THE SALE OF THIS POLICY CANNOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING OTHER THAN AS DESCRIBED IN THIS PROSPECTUS OR IN ANY ATTACHED SUPPLEMENT TO THIS PROSPECTUS OR IN ANY AUTHORIZED SUPPLEMENTAL SALES MATERIAL.

                                  DEFINITIONS

ACCUMULATION UNIT--An accounting unit we use to calculate the Variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct variable Accumulation Unit value.

ACCUMULATION VALUE--The sum of the Variable Accumulation Value and the Fixed Accumulation Value of a policy.

ALLOCATION ALTERNATIVES--The Investment Divisions of the Separate Account and the Fixed Account.

ANNUITANT--The person whose life determines the Income Payments, and upon whose death prior to the Annuity Commencement Date, benefits under the policy may be paid.

ANNUITY COMMENCEMENT DATE--The date on which we are to make the first Income Payment under the policy.

BENEFICIARY--The person or entity having the right to receive the death benefit set forth in the policy and who is the "designated beneficiary" for purposes of
Section 72 of the Internal Revenue Code in the event of the Annuitant's or the policy owner's death.

BUSINESS DAY--Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the closing of regular trading on the NYSE, if earlier.

ELIGIBLE PORTFOLIOS ("PORTFOLIOS")--The mutual fund portfolios of the Funds that are available for investment through the Investment Divisions of the Separate Account.

FIXED ACCOUNT--An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Account. The Accumulation Value of the Fixed Account is supported by assets in NYLIAC's general account, which are subject to the claims of our general creditors.

FIXED ACCUMULATION VALUE--The sum of premium payments and transfers allocated to the Fixed Account, plus interest credited on those premium payments and transfers, less any transfers and partial withdrawals from the Fixed Account, and policy service charges deducted from the Fixed Account.

FUND--An open-end management investment company.

INCOME PAYMENTS--Periodic payments NYLIAC makes after the Annuity Commencement Date.

INVESTMENT DIVISION--The variable investment options available with the policy. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.

NON-QUALIFIED POLICIES--Policies that are not available for use in connection with employee retirement plans that qualify for special federal income tax treatment.

PAYMENT YEAR(S)--With respect to any premium payment, the year(s) beginning on the date such premium payment is made to the policy.

POLICY ANNIVERSARY--An anniversary of the Policy Date shown on the Policy Data Page.

POLICY DATA PAGE--Page 2 of the policy which contains the policy specifications.

POLICY DATE--The date from which we measure Policy Years, quarters, months and Policy Anniversaries. It is shown on the Policy Data Page.

POLICY YEAR--A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.

QUALIFIED POLICIES--Policies issued under employee retirement plans that qualify for special federal income tax treatment.

SEPARATE ACCOUNT--NYLIAC Variable Annuity Separate Account-III, a segregated asset account we established to receive and invest premium payments paid under the policies. The Separate Account's Investment Divisions, in turn, purchase shares of Eligible Portfolios.

VARIABLE ACCUMULATION VALUE--The sum of the products of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Division.

                                   FEE TABLE
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                              MAINSTAY VP    MAINSTAY VP
                                                                MAINSTAY VP     CAPITAL         CASH       MAINSTAY VP
                                                                   BOND       APPRECIATION   MANAGEMENT    CONVERTIBLE
                                                                -----------   ------------   -----------   -----------
OWNER TRANSACTION EXPENSES
  Transfer Fee..............................................    There is no transfer fee on the first 12 transfers in
                                                                any Policy Year. NYLIAC reserves the right to charge
                                                                up to $30 for each transfer in excess of 12 transfers
                                                                per Policy Year.
  Annual Policy Service Charge..............................    $40 per policy for policies with less than $50,000 of
                                                                Accumulation Value.
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value) (including mortality and
    expense risk and administrative fees)...................       1.55%         1.55%          1.55%         1.55%
FUND ANNUAL EXPENSES AFTER REIMBURSEMENT
  (as a % of average net assets for the fiscal year ended
    December 31, 2000)(a)
  Advisory Fees.............................................       0.25%         0.36%          0.25%         0.36%
  Administration Fees.......................................       0.20%         0.20%          0.20%         0.20%
  Other Expenses............................................       0.06%         0.07%          0.07%         0.10%
  Total Fund Annual Expenses................................       0.51%         0.63%          0.52%         0.66%

                                                                            MAINSTAY VP
                                                              MAINSTAY VP     GROWTH
                                                              GOVERNMENT      EQUITY
                                                              -----------   -----------
OWNER TRANSACTION EXPENSES
                                                              up to $30 for each
                                                              transfer in excess of 12
                                                              transfers per Policy
  Transfer Fee..............................................  Year.
  Annual Policy Service Charge..............................
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value) (including mortality and
    expense risk and administrative fees)...................     1.55%         1.55%
FUND ANNUAL EXPENSES AFTER REIMBURSEMENT
  (as a % of average net assets for the fiscal year ended
    December 31, 2000)(a)
  Advisory Fees.............................................     0.30%         0.25%
  Administration Fees.......................................     0.20%         0.20%
  Other Expenses............................................     0.10%         0.05%
  Total Fund Annual Expenses................................     0.60%         0.50%

                                                                MAINSTAY VP
                                                                HIGH YIELD    MAINSTAY VP    MAINSTAY VP    MAINSTAY VP
                                                                 CORPORATE      INDEXED     INTERNATIONAL      TOTAL
                                                                   BOND         EQUITY         EQUITY         RETURN
                                                                -----------   -----------   -------------   -----------
OWNER TRANSACTION EXPENSES
  Transfer Fee..............................................    There is no transfer fee on the first 12 transfers in
                                                                any Policy Year. NYLIAC reserves the right to charge up
                                                                to $30 for each transfer in excess of 12 transfers per
                                                                Policy Year.
  Annual Policy Service Charge..............................    $40 per policy for policies with less than $50,000 of
                                                                Accumulation Value.
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value) (including mortality and
    expense risk and administrative fees)...................       1.55%         1.55%          1.55%          1.55%
FUND ANNUAL EXPENSES AFTER REIMBURSEMENT
  (as a % of average net assets for the fiscal year ended
    December 31, 2000)(a)
  Advisory Fees.............................................       0.30%         0.10%          0.60%          0.32%
  Administration Fees.......................................       0.20%         0.20%          0.20%          0.20%
  Other Expenses............................................       0.10%         0.07%          0.21%          0.07%
  Total Fund Annual Expenses................................       0.60%         0.37%          1.01%          0.59%

                                                                            MAINSTAY VP   MAINSTAY VP
                                                                             AMERICAN       DREYFUS
                                                                              CENTURY        LARGE
                                                              MAINSTAY VP    INCOME &       COMPANY
                                                                 VALUE        GROWTH         VALUE
                                                              -----------   -----------   -----------
OWNER TRANSACTION EXPENSES
                                                              up to $30 for each transfer in excess
  Transfer Fee..............................................  of 12 transfers per Policy Year.
  Annual Policy Service Charge..............................
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value) (including mortality and
    expense risk and administrative fees)...................     1.55%         1.55%         1.55%
FUND ANNUAL EXPENSES AFTER REIMBURSEMENT
  (as a % of average net assets for the fiscal year ended
    December 31, 2000)(a)
  Advisory Fees.............................................     0.36%         0.50%         0.60%
  Administration Fees.......................................     0.20%         0.20%         0.20%
  Other Expenses............................................     0.08%         0.20%         0.21%
  Total Fund Annual Expenses................................     0.64%         0.90%         1.01%

                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                MAINSTAY VP
                                                                   EAGLE
                                                                   ASSET      MAINSTAY VP       ALGER
                                                                MANAGEMENT    LORD ABBETT      AMERICAN      CALVERT    DREYFUS IP
                                                                  GROWTH      DEVELOPING        SMALL         SOCIAL    TECHNOLOGY
                                                                  EQUITY        GROWTH      CAPITALIZATION   BALANCED     GROWTH
                                                                -----------   -----------   --------------   --------   ----------
OWNER TRANSACTION EXPENSES
  Transfer Fee..............................................    There is no transfer fee on the first 12 transfers in any Policy
                                                                Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 transfers per Policy Year.
  Annual Policy Service Charge..............................    $40 per policy for policies with less than $50,000 of Accumulation
                                                                Value.
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value) (including mortality and
    expense risk and administrative fees)...................       1.55%         1.55%          1.55%         1.55%       1.55%
FUND ANNUAL EXPENSES AFTER REIMBURSEMENT
  (as a % of average net assets for the fiscal year ended
    December 31, 2000)(a)
  Advisory Fees.............................................       0.50%         0.60%          0.85%         0.70%       0.75%
  Administration Fees.......................................       0.20%         0.20%             --            --          --
  Other Expenses............................................       0.10%         0.27%          0.05%         0.18%(b)    0.09%
  Total Fund Annual Expenses................................       0.80%         1.07%          0.90%         0.88%(b)    0.84%(c)


                                                                                              JANUS
                                                                              FIDELITY VIP    ASPEN
                                                              FIDELITY VIP      EQUITY-       SERIES
                                                              CONTRAFUND(R)      INCOME      BALANCED
                                                              -------------   ------------   --------
OWNER TRANSACTION EXPENSES
                                                              charge up to $30 for each transfer in
  Transfer Fee..............................................  excess of 12 transfers per Policy Year.
  Annual Policy Service Charge..............................
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value) (including mortality and
    expense risk and administrative fees)...................      1.55%          1.55%        1.55%
FUND ANNUAL EXPENSES AFTER REIMBURSEMENT
  (as a % of average net assets for the fiscal year ended
    December 31, 2000)(a)
  Advisory Fees.............................................      0.57%          0.48%        0.65%
  Administration Fees.......................................         --             --           --
  Other Expenses............................................      0.09%          0.08%        0.01%
  Total Fund Annual Expenses................................      0.66%(d)       0.56%(d)     0.66%(e)

                                                                                                                        MORGAN
                                                                                                                       STANLEY
                                                                JANUS ASPEN                                              UIF
                                                                  SERIES          MFS(R)         MFS(R)     MFS(R)     EMERGING
                                                                 WORLDWIDE    INVESTORS TRUST   RESEARCH   UTILITIES   MARKETS
                                                                  GROWTH          SERIES         SERIES     SERIES      EQUITY
                                                                -----------   ---------------   --------   ---------   --------
OWNER TRANSACTION EXPENSES
  Transfer Fee..............................................    There is no transfer fee on the first 12 transfers in any
                                                                Policy Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 transfers per Policy Year.
  Annual Policy Service Charge..............................    $40 per policy for policies with less than $50,000 of
                                                                Accumulation Value.
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value) (including mortality and
    expense risk and administrative fees)...................       1.55%           1.55%         1.55%       1.55%      1.55%
FUND ANNUAL EXPENSES AFTER REIMBURSEMENT
  (as a % of average net assets for the fiscal year ended
    December 31, 2000)(a)
  Advisory Fees.............................................       0.65%           0.75%         0.75%       0.75%      1.09%
  Administration Fees.......................................          --              --            --          --      0.25%
  Other Expenses............................................       0.04%           0.12%         0.10%       0.16%      0.46%
  Total Fund Annual Expenses................................       0.69%(e)        0.87%(f)      0.85%(f)    0.91%(f)   1.80%(g)


                                                              NEUBERGER
                                                              BERMAN AMT   T. ROWE PRICE     VAN ECK
                                                               MID-CAP        EQUITY        WORLDWIDE
                                                                GROWTH        INCOME       HARD ASSETS
                                                              ----------   -------------   -----------
OWNER TRANSACTION EXPENSES
                                                              charge up to $30 for each transfer in
  Transfer Fee..............................................  excess of 12 transfers per Policy Year.
  Annual Policy Service Charge..............................
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value) (including mortality and
    expense risk and administrative fees)...................    1.55%          1.55%          1.55%
FUND ANNUAL EXPENSES AFTER REIMBURSEMENT
  (as a % of average net assets for the fiscal year ended
    December 31, 2000)(a)
  Advisory Fees.............................................    0.84%          0.85%(h)       1.00%
  Administration Fees.......................................       --             --             --
  Other Expenses............................................    0.14%             --          0.14%
  Total Fund Annual Expenses................................    0.98%          0.85%          1.14%

------------
(a) The Fund or its agents provided the fees and charges, which are based on 2000 expenses and may reflect estimated charges, except for Janus. We have not verified the accuracy of the information provided by the agents.
(b) "Other Expenses" reflect an indirect fee of 0.02% relating to a fee offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolio's uninvested cash balances. Net fund operating expenses after reductions for these fees paid indirectly would be 0.86% for the Social Balanced Portfolio. Total expenses have been restated to reflect expenses expected to be incurred in 2001.
(c) The figures for the Dreyfus IP Technology Growth Portfolio are for the initial class shares for the fiscal year ended December 31, 2000. Actual expenses in future years may be higher or lower than the figures given above.
(d) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce the Fund's expenses, and/or because through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. See the accompanying Fund prospectus for details.
(e) Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for Balanced and Worldwide Growth portfolios. All expenses are shown without the effect of any expense offset arrangements.
(f) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than actual expenses of the series. Had these fee reductions been taken into account, "Total Fund Annual Expenses" would equal 0.86% for the MFS(R) Investors Trust Series, 0.84% for the MFS(R) Research Series and 0.90% for the MFS(R) Utilities Series.
(g) Morgan Stanley Asset Management has voluntarily agreed to waive its "Advisory Fees" and/or reimburse the Portfolio, if necessary, to the extent that the "Total Fund Annual Expenses" of the Portfolio exceeds 1.75% of average daily net assets. For purposes of determining the amount of the voluntary advisory fee waiver and/or reimbursement, if any, the portfolio's annual operating expenses include certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. The fee waivers and reimbursements described above may be terminated by Morgan Stanley Asset Management at any time without notice. Absent such reductions, "Advisory Fees," "Administration Fees," "Other Expenses" and "Total Fund Annual Expenses" would have been 1.25%, 0.25%, 0.46% and 1.96%, respectively.
(h) The "Advisory Fees" include the ordinary operating expenses of the Fund.

EXAMPLES(1)

     The table below will help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects charges and expenses of the Separate Account and the Funds. Charges and expenses may be higher or lower in future years. For more information on the charges reflected in this table, see "CHARGES AND DEDUCTIONS" and the Fund prospectuses which accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct premium taxes on surrender of the policy or on the Annuity Commencement Date.

     You would pay the following expenses on a $1,000 investment in one of the Investment Divisions listed, assuming a 5% annual return on assets, whether you surrender, annuitize or do not surrender your policy at the end of the stated time period:

                                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                          --------   --------   --------   --------
                MainStay VP Bond........................................   $22.77    $ 70.16    $120.18    $257.64
                MainStay VP Capital Appreciation........................   $23.99    $ 73.86    $126.35    $270.01
                MainStay VP Cash Management.............................   $22.87    $ 70.46    $120.69    $258.68
                MainStay VP Convertible.................................   $24.29    $ 74.77    $127.87    $273.08
                MainStay VP Government..................................   $23.68    $ 72.94    $124.81    $266.92
                MainStay VP Growth Equity...............................   $22.66    $ 69.86    $119.66    $256.60
                MainStay VP High Yield Corporate Bond...................   $23.68    $ 72.94    $124.81    $266.92
                MainStay VP Indexed Equity..............................   $21.33    $ 65.83    $112.93    $243.01
                MainStay VP International Equity........................   $27.88    $ 85.49    $145.69    $308.22
                MainStay VP Total Return................................   $23.58    $ 72.63    $124.30    $265.91
                MainStay VP Value.......................................   $24.09    $ 74.17    $126.88    $271.05
                MainStay VP American Century Income & Growth............   $26.75    $ 82.13    $140.13    $297.32
                MainStay VP Dreyfus Large Company Value.................   $27.88    $ 85.49    $145.69    $308.22
                MainStay VP Eagle Asset Management Growth Equity........   $25.73    $ 79.07    $135.04    $287.29
                MainStay VP Lord Abbett Developing Growth...............   $28.50    $ 87.33    $148.72    $314.14
                Alger American Small Capitalization.....................   $26.75    $ 82.13    $140.13    $297.32
                Calvert Social Balanced.................................   $26.55    $ 81.53    $139.11    $295.33
                Dreyfus IP Technology Growth(2).........................   $26.14    $ 80.30    $137.08    $291.30
                Fidelity VIP Contrafund(R)..............................   $24.29    $ 74.77    $127.87    $273.08
                Fidelity VIP Equity-Income..............................   $23.28    $ 71.71    $122.76    $262.82
                Janus Aspen Series Balanced.............................   $24.29    $ 74.77    $127.87    $273.08
                Janus Aspen Series Worldwide Growth.....................   $24.60    $ 75.70    $129.41    $276.13
                MFS(R) Investors Trust Series...........................   $26.45    $ 81.23    $138.62    $294.34
                MFS(R) Research Series..................................   $26.24    $ 80.60    $137.58    $292.31
                MFS(R) Utilities Series(2)..............................   $26.86    $ 82.45    $140.65    $298.32
                Morgan Stanley UIF Emerging Markets Equity..............   $35.97    $109.41    $184.94    $383.23
                Neuberger Berman AMT Mid-Cap Growth(2)..................   $27.57    $ 84.58    $144.18    $305.26
                T. Rowe Price Equity Income.............................   $26.24    $ 80.60    $137.58    $292.31
                Van Eck Worldwide Hard Assets...........................   $29.42    $ 90.07    $153.25    $322.95

------------
(1) For purposes of calculating these examples, we have expressed the annual policy service charge as an annual percentage of assets based on the average size of policies having an Accumulation Value of less than $50,000 as of December 31, 2000. This average size is $25,000. This calculation method reasonably reflects the annual policy service charge applicable to policies having an Accumulation Value of less than $50,000. The annual policy service charge does not apply to policies having an Accumulation Value of $50,000 or greater. The expenses shown, therefore, would be slightly lower if your policy's Accumulation Value is $50,000 or greater.

(2) The Dreyfus IP Technology Growth Portfolio, the MFS(R) Utilities Series Portfolio and the Neuberger Berman AMT Mid-Cap Growth Portfolio are expected to be available as Investment Divisions on or about July 2, 2001.

THESE EXAMPLES SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE PERFORMANCE OR EXPENSES. THE ACTUAL EXPENSES PAID OR PERFORMANCE ACHIEVED MAY BE GREATER OR LESS THAN THOSE SHOWN.

          QUESTIONS AND ANSWERS ABOUT MAINSTAY ACCESS VARIABLE ANNUITY

     NOTE: THE FOLLOWING SECTION CONTAINS BRIEF QUESTIONS AND ANSWERS ABOUT MAINSTAY ACCESS VARIABLE ANNUITY. YOU SHOULD REFER TO THE BODY OF THIS PROSPECTUS FOR MORE DETAILED INFORMATION.

1. WHAT IS MAINSTAY ACCESS VARIABLE ANNUITY?

     MainStay Access Variable Annuity is a Flexible Premium Deferred Variable Retirement Annuity policy. NYLIAC issues the policy. You may allocate premium payments to one or more of the Investment Divisions of the Separate Account, or to the Fixed Account. The Accumulation Value will fluctuate according to the performance of the Investment Divisions selected and the interest credited on amounts in the Fixed Account.

2. WHERE CAN I ALLOCATE MY PREMIUM PAYMENT?

     You can allocate your premium payments to one or more of the following Allocation Alternatives:

        SEPARATE ACCOUNT

             The Separate Account currently consists of 30 Investment Divisions, 26 of which are currently available under this product, 29 are expected to be available on or about July 2, 2001. The available Investment Divisions are listed on the first page of this Prospectus. When you allocate a premium payment to one of the Investment Divisions, the Separate Account will invest your premium payment exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund.

        FIXED ACCOUNT

             Each premium payment, or the portion of any premium payment, you allocate to the Fixed Account will reflect a guaranteed interest rate. (See "THE FIXED ACCOUNT.")

3. CAN I MAKE TRANSFERS AMONG THE INVESTMENT DIVISIONS AND THE FIXED ACCOUNT?

     You can transfer all or part of the Accumulation Value of your policy between the Investment Divisions or from the Investment Divisions to the Fixed Account at least 30 days before the Annuity Commencement Date. Generally, you can transfer a minimum amount of $500, unless we agree otherwise. You can make unlimited transfers each Policy Year. We reserve the right to charge up to $30 for each transfer after the first twelve in a given Policy Year. (See "THE POLICIES--TRANSFERS.") You may not transfer money into the Fixed Account if you transferred money out of the Fixed Account during the previous 6-month period.

     You can make transfers from the Fixed Account, but certain restrictions may apply. (See "The Fixed Account.") In addition, you can request transfers through Dollar Cost Averaging or the Automatic Asset Reallocation option (See "THE POLICIES--Dollar Cost Averaging and Automatic Asset Reallocation.")

4. WHAT CHARGES ARE ASSESSED AGAINST THE POLICY?

     Before the date we start making Income Payments to you, we will deduct a $40 policy service charge on each Policy Anniversary and upon surrender of the policy if on that date the Accumulation Value is below $50,000. In addition, we deduct a daily charge for certain mortality and expense risks NYLIAC assumes and for policy administration expenses. This charge, on an annual basis, is 1.55% of the average daily net asset value of the Separate Account. (See "CHARGES AND DEDUCTIONS--Separate Account Charge.")

     We do not impose any surrender charge on withdrawals or surrenders of the policies.

     The value of the shares of each Fund reflects advisory fees, administration fees and other expenses deducted from the assets of each Fund. (See the Fund prospectuses which accompany this Prospectus.)

5. WHAT ARE THE MINIMUM INITIAL AND MAXIMUM ADDITIONAL PREMIUM PAYMENTS?

     Unless we permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies and $15,000 for Non-Qualified Policies. You can make additional premium payments of at least $1,000 or such lower amount as we may permit at any time. You have a choice of sending premium payments directly to NYLIAC or through pre-authorized monthly deductions from banks, credit unions or similar accounts. We may agree to other methods of payment. The maximum aggregate amount of premium payments we accept is $1,000,000 without prior approval. For Qualified Policies, you may not make premium payments in excess of the amount permitted by law for the plan.

6. HOW ARE PREMIUM PAYMENTS ALLOCATED?

     We will allocate the initial premium payment to the Investment Divisions and Fixed Account you have selected within two Business Days after receipt, subject to our receipt of all information necessary to issue a policy. Subsequent premium payments will be allocated at the close of the Business Day on which they are received.

     You may allocate the initial premium payment and thereafter may maintain the Accumulation Value in a maximum of 18 Investment Divisions plus the Fixed Account at any one time. (See "THE POLICIES--Automatic Asset Reallocation.") Moreover, you may raise or lower the percentages (which must be in whole numbers) of the premium payment you place in each Allocation Alternative at the time you make a premium payment. The minimum amount which you may place in any one Allocation Alternative is $100, or such lower amount as we may permit. We reserve the right to limit the amount of a premium payment that may be placed in any one Allocation Alternative and the number of Allocation Alternatives to which you allocate your Accumulation Value.

7. WHAT HAPPENS IF PREMIUM PAYMENTS ARE NOT MADE?

     If we do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals are less than $2,000, we reserve the right to terminate your policy. We will notify you of our intention to exercise this right and give you 90 days to make a premium payment. If we terminate your policy, we will pay you the Accumulation Value of your policy in one lump sum.

8. CAN I WITHDRAW MONEY FROM THE POLICY BEFORE THE ANNUITY COMMENCEMENT DATE?

     You may make withdrawals from your policy before the Annuity Commencement Date and while the Annuitant is alive. Your withdrawal request must be in a form that is acceptable to us. Under most circumstances, you may make a minimum partial withdrawal of $500. You may have to pay income tax and a 10% penalty tax may apply if you are under age 59 1/2. (See "DISTRIBUTIONS UNDER THE POLICY" and "FEDERAL TAX MATTERS.")

9. HOW WILL NYLIAC MAKE INCOME PAYMENTS ON THE ANNUITY COMMENCEMENT DATE?

     We will make Income Payments on a fixed basis. We do not currently offer a variable income payment option. We will make payments under the Life Income Payment Option over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. Income Payments will always be the same specified amount. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments.") We may offer other options, at our discretion, where permitted by state law.

10. WHAT HAPPENS IF I DIE OR THE ANNUITANT DIES BEFORE THE ANNUITY COMMENCEMENT DATE?

     If you or the Annuitant dies before the Annuity Commencement Date, we will pay the Beneficiary under the policy an amount equal to the greater of:

        (a) the Accumulation Value,

        (b) the sum of all premium payments made, less any partial withdrawals, or

        (c) the "reset value" plus any additional premium payments made since the most recent "reset date," less any proportional withdrawals since the most recent "reset date."

     If the Beneficiary is the spouse of the Annuitant and the owner, see Question 11. (See "DISTRIBUTIONS UNDER THE POLICY--Death Before Annuity Commencement" and "FEDERAL TAX MATTERS.")

11. WHAT HAPPENS IF MY SPOUSE IS THE BENEFICIARY?

     If you are the owner and Annuitant and you die before the Annuity Commencement Date, your spouse may continue the policy as the new owner and Annuitant if he/she is also the sole Beneficiary (for Non-Qualified, IRA, Roth IRA, TSA or SEP policies only). If your spouse chooses to continue the policy, we will not pay the death benefit proceeds as a consequence of your death, or the Annuitant's death.

12. MAY I RETURN THE POLICY AFTER IT IS DELIVERED?

     You may cancel the policy by returning it to us, or to the registered representative through whom you purchased it, within 10 days of delivery of the policy or such longer period as required under state law. In states where approved, you will receive the policy's Accumulation Value on the date we receive the policy without any deduction for premium taxes. This amount may be more or less than your premium payments. Otherwise, you will receive from us the greater of (i) the initial premium payment less any prior partial withdrawals or
(ii) the Accumulation Value on the date we receive the policy, without any deduction for premium taxes. We will set forth the provision in your policy.

13. WHAT ABOUT VOTING RIGHTS?

     You can instruct NYLIAC how to vote shares of the Funds in which you have a voting interest through the Separate Account. (See "Voting Rights.")

14. HOW WILL NYLIAC CALCULATE INVESTMENT PERFORMANCE OF THE SEPARATE ACCOUNT?

     YIELDS. The yield of the MainStay VP Cash Management Investment Division refers to the annualized income generated by an investment in that Investment Division over a specified seven-day period. In calculating the yield, we assume that the income generated for that seven-day period is generated each seven-day period over a 52-week period. The current yield is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned in the MainStay VP Cash Management Investment Division is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. For the seven-day period ended December 31, 2000, the MainStay VP Cash Management Investment Division's yield and effective yield were 3.86% and 3.93%, respectively.

     The yield of the MainStay VP Government, MainStay VP High Yield Corporate Bond or MainStay VP Bond Investment Divisions refers to the annualized income generated in that Investment Division over a specified thirty-day period. In calculating the yield, we assume that the income generated by the investment during that thirty-day period is generated each thirty-day period over a 12-month period. The current yield is shown as a percentage of the investment. For the 30-day period ended December 31, 2000, the annualized yields for the MainStay VP Government, MainStay VP High Yield Corporate Bond and MainStay VP Bond Investment Divisions were 4.17%, 7.12% and 4.65%, respectively.

     Past performance is no indication of future performance. For additional information regarding the yields described above, please refer to the Statement of Additional Information.

     TOTAL RETURN CALCULATION. The following tables present performance data for each of the Investment Divisions for periods ending December 31, 2000. The average annual total return (if surrendered) data reflect all Separate Account and Fund annual expenses for the currently available Funds shown in the Fee Table. The average annual total return figures assume that the policy is surrendered at the end of the periods shown. The annual policy service charge, which is charged to policies with an Accumulation Value of less than $50,000, is not reflected. This fee, if applicable, would reduce the rates of return. All rates of return include the reinvestment of investment income, including interest and dividends.

     Certain Portfolios existed prior to the date that they were added to an Investment Division of the Separate Account. For periods prior to an Investment Division's inception date, the performance of the Investment Division was derived from the performance of the corresponding Portfolios, as modified to reflect the Separate Account and Fund annual expenses as if the policy had been available during the periods shown. The results shown are not an estimate or guarantee of future investment performance for the Investment Divisions.

                          AVERAGE ANNUAL TOTAL RETURN
                     (FOR PERIODS ENDED DECEMBER 31, 2000)


                                                                   MAINSTAY VP    MAINSTAY VP
                                                   MAINSTAY VP       CAPITAL         CASH         MAINSTAY VP       MAINSTAY VP
             INVESTMENT DIVISIONS:                     BOND        APPRECIATION   MANAGEMENT      CONVERTIBLE       GOVERNMENT
             ---------------------                     ----        ------------   -----------     -----------       -----------
           PORTFOLIO INCEPTION DATE:               1/23/84          1/29/93        1/29/93        10/1/96           1/29/93
------------------------------------------------
INVESTMENT DIVISION INCEPTION DATE:                3/13/00          3/13/00        3/13/00        3/13/00           3/13/00
------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN (NO SURRENDERS)
1 Year..........................................       8.13%         -12.09%          4.44%          -6.48%            10.49%
3 Year..........................................       4.07%          13.89%          3.77%          10.41%             4.71%
5 Year..........................................       4.10%          16.00%          3.67%              --             4.50%
10 Year.........................................       6.13%              --             --              --                --
Since Portfolio Inception.......................       7.61%          15.54%          3.22%          11.40%             4.72%
Since Investment Division Inception*............       6.25%          -5.16%          2.62%          -9.61%             5.98%


                                                                    MAINSTAY VP
                                                    MAINSTAY VP     HIGH YIELD    MAINSTAY VP     MAINSTAY VP       MAINSTAY VP
                                                       GROWTH        CORPORATE      INDEXED      INTERNATIONAL         TOTAL
              INVESTMENT DIVISIONS:                    EQUITY          BOND         EQUITY          EQUITY            RETURN
              ---------------------                    ------       -----------   -----------    -------------      -----------
PORTFOLIO INCEPTION DATE:                           1/23/84          5/1/95        1/29/93        5/1/95            1/29/93
-------------------------------------------------
INVESTMENT DIVISION INCEPTION DATE:                 3/13/00          3/13/00       3/13/00        3/13/00           3/13/00
-------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN (NO SURRENDERS)
1 Year...........................................      -4.83%          -7.32%       -10.72%         -19.33%            -5.83%
3 Year...........................................      14.95%           1.37%        10.34%           7.25%            10.77%
5 Year...........................................      18.37%           5.99%        16.19%           6.82%            11.71%
10 Year..........................................      16.78%              --            --              --                --
Since Portfolio Inception........................      12.64%           6.85%        15.01%           7.05%            11.41%
Since Investment Division Inception*.............      -6.25%          -7.06%        -5.94%          -6.44%            -8.03%

                                                                    MAINSTAY VP   MAINSTAY VP     MAINSTAY VP
                                                                     AMERICAN       DREYFUS       EAGLE ASSET       MAINSTAY VP
                                                                      CENTURY        LARGE        MANAGEMENT        LORD ABBETT
                                                    MAINSTAY VP      INCOME &       COMPANY         GROWTH          DEVELOPING
              INVESTMENT DIVISIONS:                    VALUE          GROWTH         VALUE          EQUITY            GROWTH
              ---------------------                    -----        -----------   -----------     -----------       -----------
PORTFOLIO INCEPTION DATE:                            5/1/95          5/1/98        5/1/98         5/1/98            5/1/98
-------------------------------------------------
INVESTMENT DIVISION INCEPTION DATE:                 3/13/00          3/13/00       3/13/00        3/13/00           3/13/00
-------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN (NO SURRENDERS)
1 Year...........................................      11.15%         -12.11%         4.95%         -11.35%           -20.33%
3 Year...........................................       3.99%              --            --              --                --
5 Year...........................................      10.55%              --            --              --                --
10 Year..........................................          --              --            --              --                --
Since Portfolio Inception........................      12.05%           3.78%         4.43%          21.57%            -2.07%
Since Investment Division Inception*.............      10.46%          -7.93%         4.86%          -4.88%            -8.65%


                                                              ALGER AMERICAN     CALVERT                        FIDELITY VIP
                                                                  SMALL          SOCIAL       FIDELITY VIP         EQUITY-
                   INVESTMENT DIVISIONS:                      CAPITALIZATION    BALANCED      CONTRAFUND(R)        INCOME
                   ---------------------                      --------------    --------      -------------     ------------
PORTFOLIO INCEPTION DATE:                                      9/21/88          9/2/86         1/3/85            10/9/86
------------------------------------------------------------
INVESTMENT DIVISION INCEPTION DATE:                            3/13/00          3/13/00        3/13/00           3/13/00
------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN (NO SURRENDERS)
1 Year......................................................     -28.32%          -4.63%          -8.06%             6.75%
3 Year......................................................       4.83%           6.48%          12.94%             7.12%
5 Year......................................................       5.33%           9.62%          16.01%            11.77%
10 Year.....................................................      11.82%           9.54%              --            15.55%
Since Portfolio Inception...................................      14.18%           8.86%          19.37%            11.54%
Since Investment Division Inception*........................     -14.42%          -6.42%          -0.68%             6.53%

------------
* Performance is calculated as of the initial date a deposit was received in the Investment Division.


                                                                            JANUS ASPEN    MFS(R)
                                                              JANUS ASPEN     SERIES      INVESTORS    MFS(R)
                                                                SERIES       WORLDWIDE      TRUST     RESEARCH
                   INVESTMENT DIVISIONS:                       BALANCED       GROWTH       SERIES      SERIES
                   ---------------------                       --------     -----------   ---------   --------
PORTFOLIO INCEPTION DATE:                                     9/13/93        9/13/93      10/9/95     7/26/95
------------------------------------------------------------
INVESTMENT DIVISION INCEPTION DATE:                           3/13/00        3/13/00      3/13/00     3/13/00
------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN (NO SURRENDERS)
1 Year......................................................    -3.78%        -16.97%      -1.69%      -6.32%
3 Year......................................................    16.69%         19.53%       7.57%      10.79%
5 Year......................................................    16.92%         21.15%      14.28%      14.17%
10 Year.....................................................        --             --          --          --
Since Portfolio Inception...................................    15.39%         20.39%      14.93%      14.93%
Since Investment Division Inception*........................     2.39%         -8.38%      -2.48%     -11.40%


                                                                MORGAN
                                                              STANLEY UIF    T. ROWE
                                                               EMERGING       PRICE        VAN ECK
                                                                MARKETS       EQUITY      WORLDWIDE
                   INVESTMENT DIVISIONS:                        EQUITY        INCOME     HARD ASSETS
                   ---------------------                        ------       -------     -----------
PORTFOLIO INCEPTION DATE:                                      10/1/96      3/31/94       9/1/89
------------------------------------------------------------
INVESTMENT DIVISION INCEPTION DATE:                            3/13/00      3/13/00      3/13/00
------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN (NO SURRENDERS)
1 Year......................................................    -40.15%       11.31%        9.68%
3 Year......................................................     -4.85%        6.65%       -3.84%
5 Year......................................................         --       12.60%        0.01%
10 Year.....................................................         --           --        4.15%
Since Portfolio Inception...................................     -4.27%       14.81%        2.84%
Since Investment Division Inception*........................    -37.90%       10.79%        4.76%

     For additional information regarding the total return calculations described above, you should refer to the Statement of Additional Information.

15. ARE POLICY LOANS AVAILABLE?

     Policy loans are not available.

16. HOW DO I CONTACT MAINSTAY ANNUITIES OR NYLIAC?

                  GENERAL INQUIRIES AND WRITTEN       PREMIUM PAYMENTS
                  REQUESTS                            ------------------------------
                  ----------------------------------
REGULAR MAIL      MainStay Annuities--Client          MainStay Annuities
                  Services                            P.O. Box 13886
                  51 Madison Avenue                   Newark, NJ 07188-0886
                  Room 2700
                  New York, NY 10010
EXPRESS MAIL      MainStay Annuities--Client          MainStay Annuities (Box 13886)
                  Services                            300 Harmon Meadow Boulevard
                  51 Madison Avenue                   3rd Floor
                  Room 2700                           Secaucus, NJ 07094
                  New York, NY 10010
CUSTOMER SERVICE  (800) 762-6212
AND UNIT VALUES

                              FINANCIAL STATEMENTS

     The audited financial statements of NYLIAC (including the auditor's report) for the fiscal years ended December 31, 2000, 1999 and 1998 and of the Separate Account (including the auditor's report) for the period ended December 31, 2000 are included in the Statement of Additional Information.

                        CONDENSED FINANCIAL INFORMATION

     The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division for the fiscal year ended December 31, 2000 presented below have been audited by PricewaterhouseCoopers LLP, independent accountants. Values and units shown are for the full year period.

                                                     MAINSTAY VP    MAINSTAY VP
                                     MAINSTAY VP       CAPITAL          CASH       MAINSTAY VP     MAINSTAY VP      MAINSTAY VP
                                         BOND       APPRECIATION     MANAGEMENT    CONVERTIBLE      GOVERNMENT     GROWTH EQUITY
                                     ------------   -------------   ------------   ------------   --------------   --------------
                                         2000           2000            2000           2000            2000             2000
                                     ------------   -------------   ------------   ------------   --------------   --------------
Accumulation Unit value
  (beginning of period)............     $10.00         $10.00          $ 1.00         $10.00          $10.00           $10.00
Accumulation Unit value
  (end of period)..................     $10.62         $ 9.48          $ 1.03         $ 9.04          $10.60           $ 9.37
Number of units outstanding
  (in 000s) (end of period)........         16            123           4,074            150              27             1.39

                                                                                                                    MAINSTAY VP
                                    MAINSTAY VP                                                                       AMERICAN
                                     HIGH YIELD     MAINSTAY VP     MAINSTAY VP                                       CENTURY
                                     CORPORATE        INDEXED      INTERNATIONAL   MAINSTAY VP     MAINSTAY VP       INCOME AND
                                        BOND          EQUITY          EQUITY       TOTAL RETURN       VALUE            GROWTH
                                    ------------   -------------   -------------   ------------   --------------   --------------
                                        2000           2000            2000            2000            2000             2000
                                    ------------   -------------   -------------   ------------   --------------   --------------
Accumulation Unit value
  (beginning of period)...........     $10.00         $10.00          $10.00          $10.00          $10.00           $10.00
Accumulation Unit value
  (end of period).................     $ 9.29         $ 9.40          $ 9.35          $ 9.20          $11.04           $ 9.21
Number of units outstanding
  (in 000s) (end of period).......         85            135              18             247              22               17

                                   MAINSTAY VP
                                     DREYFUS       MAINSTAY VP    MAINSTAY VP        ALGER
                                      LARGE        EAGLE ASSET    LORD ABBOTT       AMERICAN
                                     COMPANY       MANAGEMENT      DEVELOPING        SMALL        CALVERT SOCIAL    FIDELITY VIP
                                      VALUE       GROWTH EQUITY      GROWTH      CAPITALIZATION      BALANCE       CONTRAFUND(R)
                                   ------------   -------------   ------------   --------------   --------------   --------------
                                       2000           2000            2000            2000             2000             2000
                                   ------------   -------------   ------------   --------------   --------------   --------------
Accumulation Unit value
  (beginning of period)..........     $10.00         $10.00          $10.00          $10.00           $10.00           $10.00
Accumulation Unit value
  (end of period)................     $10.49         $ 9.51          $ 9.13          $ 8.56           $ 9.36           $ 9.93
Number of units outstanding
  (in 000s) (end of period)......         17             55               9              69               11               46

                                                                       JANUS
                                                                       ASPEN                                           MORGAN
                                     FIDELITY VIP    JANUS ASPEN       SERIES         MFS(R)          MFS(R)        STANLEY UIF
                                       EQUITY-         SERIES        WORLDWIDE      INVESTORS        RESEARCH         EMERGING
                                        INCOME        BALANCED         GROWTH      TRUST SERIES       SERIES       MARKETS EQUITY
                                     ------------   -------------   ------------   ------------   --------------   --------------
                                         2000           2000            2000           2000            2000             2000
                                     ------------   -------------   ------------   ------------   --------------   --------------
Accumulation Unit value
  (beginning of period)............     $10.00         $10.00          $10.00         $10.00          $10.00           $10.00
Accumulation Unit value
  (end of period)..................     $10.65         $10.24          $ 9.16         $ 9.75          $ 8.86           $ 6.21
Number of units outstanding
  (in 000s) (end of period)........         27            160             127             11              66                6

                                       T. ROWE         VAN ECK
                                     PRICE EQUITY     WORLDWIDE
                                        INCOME       HARD ASSETS
                                     ------------   -------------
                                         2000           2000
                                     ------------   -------------
Accumulation Unit value
  (beginning of period)............     $10.00         $10.00
Accumulation Unit value
  (end of period)..................     $11.08         $10.48
Number of units outstanding
  (in 000s) (end of period)........         13              2

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            AND THE SEPARATE ACCOUNT

     NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     New York Life Insurance and Annuity Corporation ("NYLIAC") is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident and health insurance and annuities in the District of Columbia and all states. In addition to the policies we describe in this Prospectus, NYLIAC offers other life insurance policies and annuities.

     NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), a mutual life insurance company doing business in New York since 1845. NYLIAC held assets of $32.39 billion at the end of 2000. New York Life has invested in NYLIAC, and will occasionally make additional contributions to NYLIAC in order to maintain capital and surplus in accordance with state requirements.

     THE SEPARATE ACCOUNT

     The Separate Account was established on November 30, 1994, pursuant to resolutions of the NYLIAC Board of Directors. The Separate Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940. The Securities and Exchange Commission, however, does not supervise the management, or the investment practices or policies, of the Separate Account.

     Although the assets of the Separate Account belong to NYLIAC, these assets are held separately from our other assets. The Separate Account assets are not chargeable with liabilities incurred in any of NYLIAC's other business operations (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of that Separate Account). The income, capital gains and capital losses incurred on the assets of the Separate Account are credited to or charged against the assets of the Separate Account, without regard to the income, capital gains or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Fixed Account and any other separate account of NYLIAC.

     The Separate Account currently has 30 Investment Divisions, 26 of which are currently available under this product, 29 are expected to be available on or about July 2, 2001. Premium payments allocated to the Investment Divisions are invested solely in the corresponding Eligible Portfolios of the relevant Fund.

     THE PORTFOLIOS

     The assets of each Eligible Portfolio are separate from the others and each Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment Fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. Portfolios described in this prospectus are different from portfolios available directly to the general public. Investment results may differ.

     WE OFFER NO ASSURANCE THAT ANY OF THE ELIGIBLE PORTFOLIOS WILL ATTAIN THEIR RESPECTIVE STATED OBJECTIVES.

     The Funds also make their shares available to certain other separate accounts funding variable life insurance policies offered by NYLIAC. This is called "mixed funding." Except for the MainStay VP Series Fund, all other Funds also make their shares available to separate accounts of insurance companies unaffiliated with NYLIAC. This is called "shared funding." Although we do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various contracts participating in a certain Fund might at some time be in conflict. The Board of Directors/Trustees of each Fund, each Fund's investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed and shared funding, please refer to the relevant Fund prospectus.

     We provide certain services to you in connection with the investment of premium payments in the Investment Divisions, which, in turn, invest in the Eligible Portfolios. These services include, among others, providing information about the Eligible Portfolios. We receive a service fee from the Funds, or from the investment advisers or other service providers of the Funds in return for providing services of this type. Currently, we receive service fees at annual rates ranging from .10% to .35% of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions.

     The Eligible Portfolios of the relevant Funds, along with their investment advisers, are listed in the following table:
--------------------------------------------------------------------------------


FUND                                INVESTMENT ADVISERS                 ELIGIBLE PORTFOLIOS
                                    -                                   -
MainStay VP Series Fund, Inc.       New York Life Investment            MainStay VP Bond;
                                    Management LLC                      MainStay VP Capital Appreciation; MainStay VP Cash
                                                                        Management; MainStay VP Convertible; MainStay VP
                                                                        Government; MainStay VP Growth Equity;
                                                                        MainStay VP High Yield Corporate Bond; MainStay VP
                                                                        Indexed Equity; MainStay VP International Equity;
                                                                        MainStay VP Total Return; MainStay VP Value;
                                                                        MainStay VP American Century Income & Growth;
                                                                        MainStay VP Dreyfus Large Company Value;
                                                                        MainStay VP Eagle Asset Management Growth Equity;
                                                                        MainStay VP Lord Abbett Developing Growth
The Alger American Fund             Fred Alger Management, Inc.         Alger American Small Capitalization
Calvert Variable Series, Inc.       Calvert Asset Management Company,   Calvert Social Balanced
                                    Inc.
Dreyfus Investment Portfolios       The Dreyfus Corporation             Dreyfus IP Technology Growth*
Fidelity Variable Insurance         Fidelity Management and Research    Fidelity VIP Contrafund(R)
Products Fund                       Company                             Fidelity VIP Equity-Income
Janus Aspen Series                  Janus Capital Corporation           Janus Aspen Series Balanced;
                                                                        Janus Aspen Series Worldwide Growth
MFS(R) Variable Insurance           MFS(R) Investment Management        MFS(R) Investors Trust Series;
Trust(SM)                                                               MFS(R) Research Series;
                                                                        MFS(R) Utilities Series*
The Universal Institutional Funds,  Morgan Stanley Asset Management     Morgan Stanley UIF Emerging Markets Equity
Inc.
Neuberger Berman Advisers           Neuberger Berman Management Inc.    Neuberger Berman AMT Mid-Cap Growth*
Management Trust
T. Rowe Price Equity Series, Inc.   T. Rowe Price Associates, Inc.      T. Rowe Price Equity Income
Van Eck Worldwide Insurance Trust   Van Eck Associates Corporation      Van Eck Worldwide Hard Assets

---------------

* These Portfolios are expected to be available on or about July 2, 2001.

Please refer to the accompanying prospectuses of the respective Funds for a complete description of the Funds, the investment advisers, subadvisers and the Portfolios. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of premium payments to an Investment Division corresponding to a particular Eligible Portfolio.

     ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

     NYLIAC retains the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Eligible Portfolio shares held by any Investment Division. NYLIAC reserves the right to eliminate the shares of any of the Eligible Portfolios and to substitute shares of another portfolio of a Fund, or of another registered open-end management investment company. We may do this if the shares of the Eligible Portfolios are no longer available for investment or if we believe investment in any Eligible Portfolio would become inappropriate in view of the purposes of the Separate Account. To the extent required by law, we will not make substitutions of shares attributable to your interest in an Investment Division until you have been notified of the change. This does not prevent the Separate Account from purchasing other securities for other series or classes of policies, or from processing a conversion between series or classes of policies on the basis of requests made by policy owners.

     We may establish new Investment Divisions when we determine, in our sole discretion, that marketing, tax, investment or other conditions so warrant. We will make any new Investment Divisions available to existing policy owners on a basis we determine. We may also eliminate one or more Investment Divisions, if we determine, in our sole discretion, that marketing, tax, investment or other conditions warrant.

     In the event of any substitution or change, NYLIAC may, by appropriate endorsement, change the policies to reflect such substitution or change. We also reserve the right to: (a) operate the Separate Account as a management company under the Investment Company Act of 1940, (b) deregister it under such Act in the event such registration is no longer required, (c) combine the Separate Account with one or more other separate accounts, and (d) restrict or eliminate the voting rights of persons having voting rights as to the Separate Accounts, as permitted by law.

     REINVESTMENT

     We automatically reinvest all dividends and capital gain distributions from Eligible Portfolios in shares of the distributing Portfolio at their net asset value on the payable date.

                                  THE POLICIES

     This is a flexible premium deferred policy which means additional premium payments can be made. It is issued on the lives of individual Annuitants.

     The policies are variable. This means that the Accumulation Value will fluctuate based on the investment experience of the Investment Divisions you select. The interest credited on the Fixed Accumulation Value also will vary. NYLIAC does not guarantee the investment performance of the Separate Account or of the Funds. You bear the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Account. We offer no assurance that the investment objectives of the Investment Divisions will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Account are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Funds' investments.

     As the owner of the policy, you have the right to (a) change the Beneficiary, (b) name a new owner (on Non-Qualified Policies only), (c) receive Income Payments, and (d) name a payee to receive Income Payments. You cannot lose these rights. However, all rights of ownership cease upon your death.

     SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU

     In addition to the policy described in this prospectus, we offer other variable annuities, with different features, fees and charges. Your registered representative can help you decide which is best for you based on your individual circumstances, time horizon and liquidity preferences. The MainStay Plus Variable Annuity is designed generally for purchasers with an intermediate time horizon. The MainStay Access Variable Annuity is designed generally for purchasers with a shorter time horizon. Although there is no surrender charge under a MainStay Access Variable Annuity, other charges are somewhat higher than those in other policies.

     The MainStay Premium Plus Variable Annuity is designed generally for purchasers who prefer an annuity with a credit. Fees and charges for the MainStay Premium Plus Variable Annuity are somewhat higher than those in other MainStay variable annuity policies, and over time, the amount of the credit may be more than offset by those higher charges. Furthermore, there may be circumstances in which the purchase of a MainStay Premium Plus Variable Annuity is less advantageous than the purchase of another MainStay variable annuity which might have lower fees but no credit. This may be the case, for example, if you anticipate retaining the policy for a significant time beyond the surrender charge period.

     The chart below outlines some of the different features for each variable annuity we offer. Your registered representative can provide you with a prospectus for one or more of these annuities, which contains more complete information.


                                                                                                MAINSTAY
                                   MAINSTAY ACCESS               MAINSTAY PLUS                PREMIUM PLUS
                                  VARIABLE ANNUITY             VARIABLE ANNUITY             VARIABLE ANNUITY
DCA Advantage Plan                       No                  Yes (6, 12, 18 month            Yes (6 months)
                                                            accounts are available)
Surrender Charge Period                  N/A               6 years (7%, 7%, 7%, 6%,     8 years (8%, 8%, 8%, 8%,
                                                            5%, 4%) (Based on each      7%, 6%, 5%, 4%) (Based on
                                                             premium payment date)     each premium payment date)
Death Benefit Guarantee        Annual Reset to age 80       Annual Reset to age 85       Annual Reset to age 80
Total Separate Account                  1.55%                        1.40%                        1.60%
Charges (mortality and
expense risk charge and
administration fee)
Annual Policy Fee                       $40*                          $30                          $30
Minimum Cash Value Required            $50,000                      $20,000                     $100,000
to Waive Policy Fee

All policies and features may not be available in all states.

* May be lower in some states

     QUALIFIED AND NON-QUALIFIED POLICIES

     We designed the policies primarily for the accumulation of retirement savings, and to provide income at a future date. We issue both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. You may purchase a Non-Qualified Policy with after-tax dollars to provide for retirement income other than through a tax-qualified plan. You may purchase a Qualified Policy with pre-tax dollars for use with any one of the tax-qualified plans listed below.

     (1) Section 403(b) Tax Sheltered Annuities purchased by employees of certain tax-exempt organizations and certain state-supported educational institutions;

     (2) Section 408 or 408A Individual Retirement Annuities ("IRAs"), including Roth IRAs;

     (3) Section 457 Deferred Compensation Plans; and

     (4) Section 403(a) annuities.

     Please see "Federal Tax Matters" for a detailed description of these plans.

     If you are considering a Qualified Policy, you should be aware that this annuity will fund a retirement plan that already provides tax deferral under the Internal Revenue Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments which may be more or less costly. However, the fees and charges under the policies are designed to provide for certain payment guarantees and features other than tax deferral that may not be available in these other types of investments. They include:

     (1) a Fixed Account option, which features a guaranteed fixed interest rate;

     (2) a death benefit that is payable should you die while the policy is in force, which is reset every year (or longer if required by state law) and is guaranteed to be at least the amount of your premium payments, less any partial withdrawals;

     (3) the option for your Beneficiary to receive a guaranteed amount of monthly income for his or her lifetime should you die prior to the Annuity Commencement Date; and

     (4) the option to receive a guaranteed amount of monthly income for life.

These features are explained in detail in this Prospectus. You should consult with your tax or legal advisor to determine if the policy is suitable for your tax qualified plan.

     POLICY APPLICATION AND PREMIUM PAYMENTS

     You can purchase a policy by completing an application. The application is sent to us with your initial premium payment. In addition, in states where permitted, you can also instruct a broker-dealer with whom NYLIAC has entered into an agreement to forward the initial premium payment along with our "Policy Request" form to us. If the application or Policy Request supplied by a broker-dealer is complete and accurate, and we have received all other information necessary to process the application, we will credit the initial premium payment within two Business Days after receipt to the Allocation Alternatives you have selected. If we cannot credit the initial premium payment within five Business Days after we receive it because the application or Policy Request is incomplete or inaccurate, we will contact you or the broker-dealer providing the application or Policy Request and explain the reason for the delay. Unless you consent to NYLIAC's retaining the initial premium payment and crediting it as soon as the necessary requirements are fulfilled, we will offer to refund the initial premium payment immediately. Acceptance of applications is subject to NYLIAC's rules. We reserve the right to reject any application or initial premium payment.

     If we issue your policy based on a Policy Request, we will require you to provide to us either a signed acknowledgement of the information contained in the Policy Request in a form acceptable to us, or, where required by applicable state law or regulation, a signed application form. Also policy transactions may not be made unless the Beneficiary designation or transaction request is signature guaranteed. Upon receipt of the signed acknowledgement or application form, the Beneficiary will be specified under the policy and we will process transactions requested with respect to the policy without requiring a signature guarantee.

     You may allocate the initial premium payments and thereafter may maintain the Accumulation Value in up to 18 Investment Divisions plus the Fixed Account. We will credit subsequent premium payments to the policy at the close of the Business Day on which they are received at MainStay Annuities--Client Services. Moreover, you may increase or decrease the percentages of the premium payments (which must be in whole number percentages) allocated to each Allocation Alternative at the time a premium payment is made. However, any change to the policy's allocations may not result in the Accumulation Value being allocated to more than 18 Investment Divisions plus the Fixed Account.

     Unless we permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies and $15,000 for Non-Qualified Policies. You may make additional premium payments of at least $1,000 or such lower amount as we may permit at any time or by any method NYLIAC makes available. The currently available methods of payment are direct payments to NYLIAC, pre-authorized monthly deductions from your bank, a credit union or similar accounts and any other method agreed to by us. You may make additional premium payments at any time before the Annuity Commencement Date and while you and the Annuitant are living. The maximum aggregate amount of premium payments we accept is $1,000,000 without prior approval. NYLIAC reserves the right to limit the dollar amount of any premium payment.

     For Qualified Policies, you may not make premium payments in any Policy Year that exceed the amount permitted by the plan or by law.

     PAYMENTS RETURNED FOR INSUFFICIENT FUNDS

     If your premium payment is returned for insufficient funds, we reserve the right to reverse the investment options chosen and charge you a $20.00 fee for each returned payment. In addition, the Fund may also redeem shares to cover any losses it incurs as a result of a returned payment. If a payment is returned for insufficient funds for two consecutive periods, the privilege to pay by check or electronically will be suspended until you notify us to reinstate it, and we agree.

     YOUR RIGHT TO CANCEL ("FREE LOOK")

     You may cancel the policy by returning it to us, or to the registered representative through whom you purchased it, within 10 days of delivery of the policy or such longer period as required under state law. In states where approved, you will receive the policy's Accumulation Value on the date we receive the policy, without any deduction for premium taxes. This amount may be more or less than your premium payments. Otherwise, you will receive from us the greater of (i) the initial premium payment less any prior partial withdrawals or
(ii) the Accumulation Value on the date we receive the policy, without any deduction for premium taxes or a surrender charge. We will set forth the provision in your policy.

     ISSUE AGES

     We can issue Non-Qualified Policies if both you and the Annuitant are not older than age 90 (some states may have lower age limits). We will accept additional premium payments if neither you nor the Annuitant is older than age 90, unless we agree otherwise. For IRA, Roth IRA, TSA and SEP plans, you must also be the Annuitant. We can issue Qualified Policies if you are at least age 18 and not older than age 80. We will accept additional premium payments if you are not older than age 80, unless otherwise limited by the terms of a particular plan or unless we agree otherwise.

     TRANSFERS

     You may transfer amounts between Investment Divisions of the Separate Account or to the Fixed Account at least 30 days before the Annuity Commencement Date. Except in connection with transfers made pursuant to Dollar Cost Averaging and Automatic Asset Reallocation, the minimum amount that you may transfer from an Investment Division is $500. Except for the Dollar Cost Averaging and Automatic Asset Reallocation options, if the value of the remaining Accumulation Units in an Investment Division or Fixed Account would be less than $500 after you make a transfer, we will transfer the entire value unless NYLIAC in its discretion determines otherwise. The amount(s) transferred to other Investment Divisions must be a minimum of $100 for each Investment Division. Transfers into the Fixed Account may be subject to restrictions. (See "THE FIXED ACCOUNT.")

     There is no charge for the first twelve transfers in any one Policy Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of twelve, subject to any applicable state insurance law requirements. Any transfer made in connection with Dollar Cost Averaging or Automatic Asset Reallocation will not count as a transfer toward the twelve transfer limit. You may make transfers from the Fixed Account to the Investment Divisions in certain situations. (See "THE FIXED ACCOUNT.")

     Your transfer requests must be in writing on a form approved by NYLIAC or by telephone in accordance with established procedures. (See "THE POLICIES--Procedures for Telephone Transactions" below.) We will make transfers from Investment Divisions based on the Accumulation Unit values at the end of the Business Day on which we receive the transfer request. (See "DISTRIBUTIONS UNDER THE POLICY--Delay of Payments.") Transfers may be limited in connection with third party investment advisory arrangements. (See "THE POLICIES--Third Party Investment Advisory Arrangements.")

     PROCEDURES FOR TELEPHONE TRANSACTIONS

     You may authorize us to accept telephone instructions from you or other persons you designate for the following types of transactions: premium allocations, transfers among Allocation Alternatives, partial withdrawals, periodic partial withdrawals, Dollar Cost Averaging, or Automatic Asset Reallocation. You can elect this feature by completing and signing a Telephone Authorization form. Telephone Authorization may be elected, changed or canceled at any time. You, or other persons you designate, may effect telephone transactions by speaking with a service representative at (800) 762-6212. Furthermore, we will confirm all telephone transactions in writing.

     NYLIAC is not liable for any loss, cost or expense for action on telephone instructions which are believed to be genuine in accordance with these procedures. We must receive telephone transfer requests no later than 4:00 p.m. Eastern Time in order to assure same day processing. We will process requests received after 4:00 p.m. Eastern Time on the next Business Day.

     DOLLAR COST AVERAGING PROGRAM

     The main objective of dollar cost averaging is to achieve an average cost per share that is lower than the average price per share during volatile market conditions. Since you transfer the same dollar amount to an Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar cost averaging does not assure a profit or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue to make purchases during periods of low price levels. We do not count transfers under dollar cost averaging as part of your 12 free transfers each Policy Year.

     We have set forth below an example of how dollar cost averaging works. In the example, we have assumed that you want to move $100 from the MainStay VP Cash Management Investment Division to the MainStay VP

Growth Equity Investment Division each month. Assuming the Accumulation Unit values below, you would purchase the following number of Accumulation Units:


                AMOUNT            ACCUMULATION         ACCUMULATION UNITS
              TRANSFERRED         MUNIT VALUE              PURCHASED
  1              $100                $10.00                  10.00
  2              $100                $ 8.00                  12.50
  3              $100                $12.50                   8.00
  4              $100                $ 7.50                  13.33
Total            $400                $38.00                  43.83

                  The average unit price is calculated as follows:

   Total share price           $38.00
-----------------------     =  ------    =  $9.50
    Number of months             4

                   The average unit cost is calculated as follows:

  Total amount transferred         $400.00
----------------------------    =  -------    =  $9.13
   Total units purchased            43.83

     In this example, you would have paid an average cost of $9.13 per unit while the average price per unit is $9.50.

     The Dollar Cost Averaging option permits systematic investing to be made in equal installments over various market cycles to help reduce risk. You may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Divisions to any combination of Investment Divisions and/or the Fixed Account. You will specify the Investment Divisions to transfer money from, the Investment Divisions and/ or Fixed Account to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to our rules, and the frequency of the transfers (either monthly, quarterly, semi-annually or annually). You may not make transfers from the Fixed Account, but you may make transfers into the Fixed Account. Each transfer from an Investment Division must be at least $100. You must have a minimum Accumulation Value of $5,000 to elect this option. NYLIAC may reduce the minimum transfer amount and minimum Accumulation Value at its discretion.

     NYLIAC will make all dollar cost averaging transfers on the day of each calendar month that you specify or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month). You may specify any day of the month. In order to process a transfer under our Dollar Cost Averaging option, NYLIAC must have received a request in writing on a form acceptable by us or by telephone (see "THE POLICIES--Procedures for Telephone Transactions") no later than one week prior to the date the transfers are to begin.

     You may cancel the Dollar Cost Averaging option at any time in a written request or by telephone (see "THE POLICIES--Procedures for Telephone Transactions.") NYLIAC may also cancel this option if the Accumulation Value is less than $5,000, or such lower amount as we may determine. You may not elect the Dollar Cost Averaging option if you have selected the Automatic Asset Reallocation option.

     AUTOMATIC ASSET REALLOCATION

     This option allows you to maintain the percentage allocated to each Investment Division at a pre-set level. For example, you might specify that 50% of the Variable Accumulation Value of your policy be allocated to the MainStay VP Convertible Investment Division and 50% of the Variable Accumulation Value be allocated to the MainStay VP International Equity Investment Division. Over time, the fluctuations in each of these Investment Division's investment results will shift the percentages. If you elect this Automatic Asset Reallocation option, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. You may choose to have reallocations made quarterly, semi-annually or annually. You must also specify the day of the month that reallocations are to occur. The minimum Variable Accumulation Value required to elect this option is $5,000. There is no minimum amount which you must allocate among the Investment Divisions under this option. You may elect Automatic Asset Reallocation by submitting the request in writing on a form acceptable to us. You may not elect the Automatic Asset Reallocation option if you have selected the Dollar Cost Averaging option.

     You can cancel the Automatic Asset Reallocation option at any time in a written request or by telephone (see "THE POLICIES--Procedures for Telephone Transactions.") NYLIAC may also cancel this option if the Accumulation Value is less than $5,000, or such a lower amount as we may determine.

     ACCUMULATION PERIOD

     (a) Crediting of Premium Payments

     You can allocate a portion of each premium payment to one or more Investment Divisions or the Fixed Account. The minimum amount that you may allocate to any one Investment Division or the Fixed Account is $100 (or such lower amount as we may permit). We will allocate the initial premium payment to the Allocation Alternative you have specified within two Business Days after receipt. We will allocate additional premium payments to the Allocation Alternatives at the close of the Business Day on which they are received at MainStay Annuities--Client Services.

     We will credit that portion of each premium payment you allocate to an Investment Division in the form of Accumulation Units. We determine the number of Accumulation Units we credit to a policy by dividing the amount allocated to each Investment Division by the Accumulation Unit value for that Investment Division on the day we are making this calculation. The value of an Accumulation Unit will vary depending on the investment experience of the Portfolio in which the Investment Division invests. The number of Accumulation Units we credit to a policy will not, however, change as a result of any fluctuations in the value of an Accumulation Unit. (See "THE FIXED ACCOUNT" for a description of interest crediting.)

     (b) Valuation of Accumulation Units

     The value of Accumulation Units in each Investment Division will change daily to reflect the investment experience of the corresponding Portfolio as well as the daily deduction of the Separate Account charges. The Statement of Additional Information contains a detailed description of how we value the Accumulation Units.

     THIRD PARTY INVESTMENT ADVISORY ARRANGEMENTS

     In some cases, the policy may be sold to policy owners who independently utilize the services of a third party advisor offering asset allocation and/or market timing services. NYLIAC may honor transfer and withdrawal instructions from such asset allocation and market timing services if it has received authorization to do so from the policy owner participating in the service. We do not endorse, approve or recommend such services in any way and you should be aware that fees paid for such services are separate from and in addition to fees paid under the policy.

     Because the amounts associated with some of these transactions may be unusually large, the investment advisers may have difficulty processing the transactions. In addition, execution of such transactions may possibly adversely affect the Variable Accumulation Values of policy owners who are not utilizing asset allocation or market timing services. Accordingly, NYLIAC reserves the right to not accept transfer instructions which are submitted by any person, asset allocation and/or market timing services on behalf of policy owners. We will exercise this right only in accordance with uniform procedures that we may establish from time to time and that will not unfairly discriminate against similarly situated policy owners.

     POLICY OWNER INQUIRIES

     Your inquiries should be addressed to MainStay Annuities, 51 Madison Avenue, Room 2700, New York, NY 10010 or call (800)762-6212.

     RECORDS AND REPORTS

     NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. Please review this report carefully. If you believe it contains an error, please notify us immediately. To correct an error, you must call it to our attention within 10 days of the date of the statement.

                             CHARGES AND DEDUCTIONS

     THERE ARE NO SURRENDER OR WITHDRAWAL CHARGES UNDER THE POLICIES.

     SEPARATE ACCOUNT CHARGE

     Prior to the Annuity Commencement Date, we deduct a daily charge from the assets of the Separate Account to compensate us for certain mortality and expense risks we assume under the policies and for providing policy administration services. On an annual basis, the charge equals 1.55% of the average net asset value of the Separate Account. We guarantee that this charge will not increase. If the charge is insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. If the charge is more than sufficient, we will add any excess to our general funds. We may use these funds for any corporate purpose, including expenses relating to the sale of the policies, to the extent that surrender charges do not adequately cover sales expenses.

     The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than our actuarial tables predict. As a result, we would be paying more Income Payments than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each policy, will differ from actual mortality experience. Lastly, we assume a mortality risk that, at the time of death, the guaranteed minimum death benefit will exceed the policy's Accumulation Value. The expense risk assumed is the risk that the cost of issuing and administering the policies will exceed the amount we charge for these services.

     POLICY SERVICE CHARGE

     We deduct an annual $40 policy service charge each Policy Year on the Policy Anniversary and upon surrender of the policy if on the Policy Anniversary or date of surrender the Accumulation Value is less than $50,000. We deduct the annual policy service charge from each Allocation Alternative in proportion to its percentage of the Accumulation Value on the Policy Anniversary or date of surrender. This charge is designed to cover the costs for providing services under the policy such as collecting, processing and confirming premium payments and establishing and maintaining the available methods of payment.

     TRANSFER FEES

     We do not impose any fee on the first 12 transfers in any Policy Year. However, NYLIAC reserves the right to charge $30 for each transfer in excess of 12 transfers per Policy Year. Transfers made under Dollar Cost Averaging or Automatic Asset Reallocation do not count toward this transfer limit.

     GROUP AND SPONSORED ARRANGEMENTS

     For certain group or sponsored arrangements, we may reduce the policy service charge or change the minimum initial and additional premium payment requirements. Group arrangements include those in which a trustee or an employer, for example, purchases policies covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows us to sell policies to its employees or retirees on an individual basis.

     Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy policies or that have been in existence less than six months will not qualify for reduced charges.

     We will make any reductions according to our rules in effect when a request for a policy is approved. We may change these rules from time to time. Any variation in the policy service charge will reflect differences in costs or services and will not be unfairly discriminatory.

     TAXES

     NYLIAC may, where premium taxes are imposed by state law, deduct such taxes from your policy either (i) when a surrender or cancellation occurs, or (ii) at the Annuity Commencement Date. Applicable premium tax rates depend upon such factors as your current state of residency, and the insurance laws and NYLIAC's status in states where premium taxes are incurred. Current premium tax rates range from 0% to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts.

     Under present laws, NYLIAC will also incur state and local taxes (in addition to the premium taxes described above) in several states. At present, these taxes are not significant. If they increase, however, NYLIAC may make charges for such taxes.

     NYLIAC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the policies. (See "FEDERAL TAX MATTERS.") Based upon these expectations, no charge is being made currently for corporate federal income taxes which may be attributable to the Separate Account. Such a charge may be made in future years for any federal income taxes NYLIAC incurs.

     FUND CHARGES

     The value of the assets of the Separate Account will indirectly reflect the Funds' total fees and expenses. The Funds' total fees and expenses are not part of the policy. They may vary in amount from year to year. These fees and expenses are described in detail in the relevant Fund's prospectus and/or statement of additional information.

                         DISTRIBUTIONS UNDER THE POLICY

     SURRENDERS AND WITHDRAWALS

     You can make partial withdrawals, periodic partial withdrawals, hardship withdrawals or surrender the policy to receive part or all of the Accumulation Value at any time before the Annuity Commencement Date and while the Annuitant is living, by sending a written request on a form acceptable to MainStay Annuities. In addition, you may request partial withdrawals and periodic partial withdrawals by telephone. (See "THE POLICIES--Procedures for Telephone Transactions.") The amount available for withdrawal is the Accumulation Value at the end of the Business Day during which we receive the written or telephonic surrender or withdrawal request, less any outstanding premium taxes which we may deduct, and policy service charge, if applicable. If you have not provided us with a written election not to withhold federal income taxes at the time you make a withdrawal or surrender request, NYLIAC must by law withhold such taxes from the taxable portion of any surrender or withdrawal. We will remit that amount to the federal government. In addition, some states have enacted legislation requiring withholding. We will pay all surrenders or withdrawals within seven days of receipt of all documents (including documents necessary to comply with federal and state tax law), subject to postponement in certain circumstances. (See "DISTRIBUTIONS UNDER THE POLICY--Delay of Payments.")

     Since you assume the investment risk with respect to amounts allocated to the Separate Account and because certain surrenders or withdrawals are subject to premium tax deduction, the total amount paid upon surrender of the policy (taking into account any prior withdrawals) may be more or less than the total premium payments made.

     Surrenders and withdrawals may be taxable transactions, and the Internal Revenue Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     (a) Surrenders

     We may deduct any state premium tax, if applicable, and the annual policy service charge, if applicable, from the amount paid. We will pay the proceeds in a lump sum to you unless you elect an Income Payment method. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments.") Surrenders may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     (b) Partial Withdrawals

     The minimum amount that can be withdrawn is $500, unless we agree otherwise. We will withdraw the amount from the Allocation Alternatives in accordance with your request. If you do not specify how to allocate a partial withdrawal among the Allocation Alternatives, we will allocate the partial withdrawal on a pro-rata basis. Partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     If the requested partial withdrawal is greater than the value in any of the Allocation Alternatives from which the partial withdrawal is being made, we will pay the entire value of that Allocation Alternative to you. We will not process partial withdrawal requests if honoring such requests would result in an Accumulation Value of less than $2,000.

     (c) Periodic Partial Withdrawals

     You may elect to receive regularly scheduled partial withdrawals from the policy. These periodic partial withdrawals may be paid on a monthly, quarterly, semi-annual, or annual basis. You will elect the frequency of the withdrawals and the day of the month for the withdrawals to be made. We will make all withdrawals on the day of each calendar month you specify, or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month). You must specify the Investment Divisions and/or the Fixed Account from which the periodic partial withdrawals will be made. The minimum amount under this feature is $100, or such lower amount as we may permit. Periodic partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.") If you do not specify otherwise, we will withdraw money on a pro-rata basis from each Investment Division and/or the Fixed Account.

     (d) Hardship Withdrawals

     Under certain Qualified Policies, the Plan Administrator may allow, in its sole discretion, certain withdrawals it determines to be "Hardship Withdrawals." The 10% penalty tax, if applicable, and provisions applicable to partial withdrawals apply to Hardship Withdrawals.

     REQUIRED MINIMUM DISTRIBUTION

     For IRAs and IRA SEPs, the policy owner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2. For TSAs, the policy owner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2 or until April 1st of the year following the calendar year he or she retires, whichever occurs later.

     OUR RIGHT TO CANCEL

     If we do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals are less than $2,000, we reserve the right to terminate your policy subject to any applicable state insurance law or regulation. We will notify you of our intention to exercise this right and give you 90 days to make a premium payment. If we terminate your policy, we will pay you the Accumulation Value of your policy in one lump sum.

     ANNUITY COMMENCEMENT DATE

     The Annuity Commencement Date is the date specified on the Policy Data Page. The Annuity Commencement Date is the day that Income Payments are scheduled to commence unless the policy has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date. If we agree, you may change the Annuity Commencement Date to an earlier date by providing written notice to NYLIAC. You may defer the Annuity Commencement Date to a later date if we agree to it, provided that we receive a written notice of the request at least one month before the last selected Annuity Commencement Date. The Annuity Commencement Date and Income Payment method for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

     DEATH BEFORE ANNUITY COMMENCEMENT

     If you or the Annuitant dies prior to the Annuity Commencement Date, we will pay an amount as proceeds to the designated Beneficiary, as of the date we receive proof of death and all requirements necessary to make the payment. That amount will be the greater of:

     (a) the Accumulation Value;

     (b) the sum of all premium payments made, less any partial withdrawals; or

     (c) the "reset value" as calculated on the most recent Policy Anniversary, plus any additional premium payments made, less any "proportional withdrawals" made, since that Policy Anniversary.

     The reset value is the greater of (a) the current Policy Anniversary's Accumulation Value, and (b) the prior Policy Anniversary's Accumulation Value, plus any premium payments since the prior Policy Anniversary, less any proportional withdrawals since the prior Policy Anniversary.

     A proportional withdrawal is an amount equal to the amount withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by the reset value immediately preceding the withdrawal.

     We recalculate the reset value every Policy Anniversary until you or the Annuitant reaches age 80.

     We have set forth below an example of how the death benefit is calculated. In this example, we have assumed the following:

     (1) you purchase a policy with a $210,000 Premium Payment;

     (2) the reset value on the second Policy Anniversary is $220,000;

     (3) the Accumulation Value is $250,000 immediately before a $20,000 partial withdrawal is taken during the third Policy Year;

     (4) the proportional withdrawal is ($20,000/$250,000) X $220,000 = $17,600;

     (5) the Accumulation Value is $195,000 on the third Policy Anniversary;

     (6) The reset value is the greater of:

                       (a)  The current Policy Anniversary's Accumulation Value of $195,000; and
                       (b)  The prior Policy Anniversary's Accumulation Value, plus any premium payments since the prior
                            Policy Anniversary, less any proportional withdrawals since the last Policy Anniversary is:
                            $220,000 - $17,600 = $202,400.

        The greater is $202,400 (new reset value).

     (7) If you die during the fourth Policy Year and the Accumulation Value of the policy on the date of death has decreased to $175,000.

              The death benefit is the greater of:

                       (a)  Accumulation Value                               =  $175,000
                       (b)  Premium Payments less any partial                =  $190,000 ($210,000 - $20,000)
                            withdrawals; or
                       (c)  reset value on last Policy Anniversary)          =  $202,400

     The formula guarantees that the amount we pay will at least equal the sum of all premium payments (less any partial withdrawals), independent of the investment experience of the Separate Account. The Beneficiary may receive the amount payable in a lump sum or under any life income payment option which is then available. If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Allocation Alternative in which the policy is invested as of the date we receive proof of death and all requirements necessary to make the payment to that Beneficiary. We will keep the remaining balance in the policy to pay the other Beneficiaries. Due to market fluctuations, the remaining Accumulation Value may increase or decrease and we may pay subsequent Beneficiaries a different amount.

     We will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice which gives us the information that we need. If such an election is properly made, we will apply all or part of these proceeds:

          (i) under the Life Income Payment Option to provide an immediate annuity for the Beneficiary who will be the policy owner and Annuitant; or

          (ii) under another Income Payment option we may offer at the time. Payments under the annuity or under any other method of payment we make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policy owner's death (as determined for federal tax purposes), and must begin within one year after the policy owner's death. (See "DISTRIBUTIONS UNDER THE POLICIES--Income Payments.")

     If your spouse is the sole primary Beneficiary, we can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policy owner and,
(b) if you were the Annuitant, as the Annuitant. If a policy is jointly owned, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     If the Annuitant and, where applicable under another Income Payment option, the Joint Annuitant, if any, die after the Annuity Commencement Date, NYLIAC will pay the sum required by the Income Payment option in effect.

     We will make any distribution or application of policy proceeds within 7 days after NYLIAC receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place, subject to postponement in certain circumstances. (See "DISTRIBUTIONS UNDER THE POLICIES--Delay of Payments.")

     INCOME PAYMENTS

     (a) Election of Income Payment Options

     We will make Income Payments under the Life Income Payment Option or under such other option we may offer at that time where permitted by state laws. We will require that a lump sum payment be made if the Accumulation Value is less than $2,000. If the Life Income Option is not chosen, you may change the Income Payment option or request any other method of payment we agree to at any time before the Annuity Commencement Date. If the Life Income Payment Option is chosen, we may require proof of birth date before Income Payments begin. For Income Payment options involving life income, the actual age of the Annuitant will affect the amount of each payment. Since payments based on older Annuitants are expected to be fewer in number, the amount of each annuity payment should be greater. We will make payments under the Life Income Payment Option in the same specified amount and over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. NYLIAC does not currently offer variable Income Payment options.

     Under Income Payment options involving life income, the payee may not receive Income Payments equal to the total premium payments if the Annuitant dies before the actuarially predicted date of death. We base Income Payment options involving life income on annuity tables that vary on the basis of sex, unless the policy was issued under an employer sponsored plan or in a state which requires unisex rates.

     (b) Other Methods of Payment

     If NYLIAC agrees, you (or the Beneficiary upon the death of you or the Annuitant prior to the Annuity Commencement Date) may choose to have Income Payments made under some other method of payment or in a lump sum.

     (c) Proof of Survivorship

     We may require satisfactory proof of survival from time to time before we pay any Income Payments or other benefits. We will request the proof at least 30 days prior to the next scheduled payment date.

     DELAY OF PAYMENTS

     We will pay any amounts due from the Separate Account under the policy within seven days of the date NYLIAC receives all documents (including documents necessary to comply with federal and state tax law) in connection with a request unless:

          1. The New York Stock Exchange ("NYSE") is closed for other than usual weekends or holidays, or trading on the NYSE is otherwise restricted;

          2. An emergency exists as defined by the Securities and Exchange Commission ("SEC");

          3. The SEC permits a delay for the protection of security holders; or

          4. The check used to pay the premium has not cleared through the banking system. This may take up to 15 days.

     For the same reasons, we will delay transfers from the Separate Account to the Fixed Account.

     We may also delay payments of any amount due from the Fixed Account. When permitted by law, we may defer payment of any partial withdrawal or full surrender request for up to six months from the date of surrender from the Fixed Account. We will pay interest of at least 3.5% per year on any partial withdrawal or full surrender request deferred for 30 days or more.

     DESIGNATION OF BENEFICIARY

     You may name, in a written form acceptable to us, one or more Beneficiaries. Thereafter, before the Annuity Commencement Date and while the Annuitant is living, you may change the Beneficiary by written notice in a form acceptable to NYLIAC. If before the Annuity Commencement Date, the Annuitant dies before you and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to you. If you are the Annuitant, the proceeds pass to your estate. However, if the policy owner who is not the Annuitant dies before the Annuity Commencement Date, and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to the policy owner's estate.

     RESTRICTIONS UNDER INTERNAL REVENUE CODE SECTION 403(B)(11)

     Under 403(b) Tax Sheltered Annuities, distributions attributable to salary reduction contributions made in years beginning after December 31, 1988 (including the earnings on these contributions), as well as to earnings in such years on salary reduction accumulations held as of the end of the last year beginning before January 1, 1989, may not begin before the employee attains age 59 1/2, separates from service, dies or becomes disabled. The plan may also provide for distribution in the case of hardship. However, hardship distributions are limited to amounts contributed by salary reduction. The earnings on such amounts may not be withdrawn. Even though a distribution may be permitted under these rules (e.g. for hardship or after separation from service), it may still be subject to a 10% additional income tax as a premature distribution.

     Under the terms of your plan, you may have the option to invest in other 403(b) funding vehicles, including 403(b)(7) custodial accounts. You should consult your plan document to make this determination.

                               THE FIXED ACCOUNT

     The Fixed Account is supported by the assets in NYLIAC's general account, which includes all of NYLIAC's assets except those assets specifically allocated to NYLIAC's separate accounts. NYLIAC has sole discretion to invest the assets of the Fixed Account subject to applicable law. The Fixed Account is not registered under the federal securities laws and is generally not subject to their provisions. Furthermore, the staff of the Securities and Exchange Commission has not reviewed the disclosures in this Prospectus relating to the Fixed Account. These disclosures regarding the Fixed Account may be subject to certain applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     (a) Interest Crediting

     NYLIAC guarantees that it will credit interest at an annual effective rate of at least 3% to amounts allocated or transferred to the Fixed Account under the policies. We credit interest on a daily basis. We will set an interest rate in advance periodically. All premium payments allocated to, or amounts transferred to, the Fixed Account will receive the rate in effect for the period during which the allocation or transfer is made, until the end of the Policy Year. Thereafter, the rate applicable to those amounts will change on each Policy Anniversary. The new rate will be the rate in effect on the date on which the Policy Anniversary occurs.

     (b) Transfers to Investment Divisions

     You may transfer amounts from the Fixed Account to the Investment Divisions up to 30 days prior to the Annuity Commencement Date. The minimum amount that you may transfer from the Fixed Account to the Investment Divisions is the lesser of (i) $500 or (ii) the Fixed Accumulation Value, unless we agree otherwise. Additionally, the remaining value in the Fixed Account must be at least $500. If, after a contemplated transfer, the remaining values in the Fixed Account would be less than $500, that amount must be included in the transfer, unless NYLIAC in its discretion permits otherwise. We determine amounts transferred from the Fixed Account on a first-in, first-out ("FIFO") basis, for purposes of determining the rate at which we credit interest on monies remaining in the Fixed Account.

     You may not transfer money into the Fixed Account if you made a transfer out of the Fixed Account during the previous six-month period.

     You must make transfer requests in writing on a form approved by NYLIAC or by telephone in accordance with established procedures. (See "THE
POLICIES--Procedures for Telephone Transactions.")

     We will deduct partial withdrawals from the Fixed Account on a FIFO basis (i.e., from any value in the Fixed Account attributable to premium payments or transfers from Investment Divisions in the same order in which you allocated such payments or transfers to the Fixed Account during the life of the policy).

                              FEDERAL TAX MATTERS

     INTRODUCTION

     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. The Qualified Policies are designed for use by individuals in retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 219, 403, 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the Accumulation Value, on Income Payments and on the economic benefit to you, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Qualified Policy is purchased, on the tax and employment status of the individual concerned and on NYLIAC's tax status. The following discussion assumes that Qualified Policies are used in retirement plans that qualify for the special federal income tax treatment described above. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a competent tax adviser before making a premium payment. This discussion is based upon NYLIAC's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We cannot predict the likelihood of continuation of the present federal income tax laws or of the current interpretations by the Internal Revenue Service, which may change from time to time without notice. Any such change could have retroactive effects regardless of the date of enactment. Moreover, this discussion does not take into consideration any applicable state or other tax laws except with respect to the imposition of any state premium taxes. We suggest you consult with your tax adviser.

     TAXATION OF ANNUITIES IN GENERAL

     The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information discusses such qualifications.

     Section 72 of the Code governs taxation of annuities in general. NYLIAC believes that an annuity policy owner generally is not taxed on increases in the value of a policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Accumulation Value (i.e., surrenders or partial withdrawals) or as Income Payments under the Income Payment option elected. The exception to this rule is that generally, a policy owner of any deferred annuity policy who is not a natural person must include in income any increase in the excess of the policy owner's Accumulation Value over the policy owner's investment in the contract during the taxable year. However, there are some exceptions to this exception. You may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment) is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value generally will be treated as a distribution.

     In the case of a withdrawal or surrender distributed to a participant or Beneficiary under a Qualified Policy (other than a Qualified Policy used in a retirement plan that qualifies for special federal income tax treatment under
Section 457 of the Code as to which there are special rules), a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the total policy value. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a policy which is not excluded from the individual's gross income. For policies issued in connection with qualified plans, the "investment in the contract" can be zero. The law requires the use of special simplified methods to determine the taxable amount of payments that are based in whole or in part on the Annuitant's life and that are paid from qualified retirement plans under Section 401(a) and from qualified annuities and Tax Sheltered Annuities under Sections 403(a) and 403(b).

     Generally, in the case of a withdrawal under a Non-Qualified Policy before the Annuity Commencement Date, amounts received are first treated as taxable income to the extent that the Accumulation Value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable.

     Although the tax consequences may vary depending on the Income Payment option elected under the policy, in general, only the portion of the Income Payment that represents the amount by which the Accumulation Value exceeds the "investment in the contract" will be taxed. After the investment in the policy is recovered, the full amount of any additional Income Payments is taxable. For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Income Payments for the term of the payments. However, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the annuitant's final tax return.

     In the case of a distribution, a penalty tax equal to 10% of the amount treated as taxable income may be imposed. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the taxpayer attains age 59 1/2, (2) made as a result of the policy owner's or Annuitant's death or disability, or (3) received in substantially equal installments paid at least annually as a life annuity. Other tax penalties may apply to certain distributions pursuant to a Qualified Policy.

     All non-qualified, deferred annuity contracts issued by NYLIAC (or its affiliates) to the same policy owner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includable in an individual's gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations) that it would be appropriate to aggregate two or more annuity contracts purchased by the same policy owner. Accordingly, a policy owner should consult a competent tax adviser before purchasing more than one policy or other annuity contract.

     A transfer of ownership of a policy, or designation of an Annuitant or other Beneficiary who is not also the policy owner, may result in certain income or gift tax consequences to the policy owner. A policy owner contemplating any transfer or assignment of a policy should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

     QUALIFIED PLANS

     The Qualified Policies are designed for use with several types of tax qualified plans. The tax rules applicable to participants and beneficiaries in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1, 1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, this discussion only provides general information about use of the policies with the various types of qualified plans. Policy owners and participants under qualified plans as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy issued in connection with the plan. Purchasers of policies for use with any qualified plan should seek competent legal and tax advice regarding the suitability of the policy.

          (a) Section 403(a) Plans. Under Section 403(a) of the Code, payments made by employers to purchase annuity contracts, which meet certain requirements, for their employees are excludible from the gross income of the employee. Any amounts distributed to the employees under such annuity contracts are taxable to them in the years in which distributions are made.

          (b) Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes.

          (c) Individual Retirement Annuities. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA", including an employer-sponsored Simplified Employee Pension or "SEP". Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into Individual Retirement Annuities on a tax-deferred basis.

          (d) Roth Individual Retirement Annuities. Section 408A of the Code permits individuals with incomes below a certain level to contribute to an individual retirement program known as a "Roth Individual Retirement Annuity" or "Roth IRA." Roth IRAs are subject to limitations on the amount that may be contributed. Contributions to Roth IRAs are not deductible, but distributions from Roth IRAs that meet certain requirements are not included in gross income. Certain individuals are eligible to convert their existing non-Roth IRAs into Roth IRAs. They will be subject to income tax at the time of conversion.

          (e) Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities and tax exempt organizations which enjoy special treatment. The policies can be used with such plans. Under such plans, a participant may specify the form of investment in which his or her participation will be made. Such investments are generally owned by, and are subject to, the claims of the general creditors of the sponsoring employer, except that Section 457 plans of state and local government must be held and used for the exclusive benefit of participants and beneficiaries in a trust or annuity contract.

                          DISTRIBUTOR OF THE POLICIES

     NYLIFE Distributors Inc. ("NYLIFE Distributors"), 51 Madison Avenue, New York, New York 10010, is the principal underwriter and the distributor of the policies. It is an indirect wholly-owned subsidiary of New York Life. The maximum commission paid to broker-dealers who have entered into dealer agreements with NYLIFE Distributors is not expected to exceed 7%. A portion of this amount is paid as commissions to registered representatives.

                                 VOTING RIGHTS

     The Funds are not required to and typically do not hold routine annual stockholder meetings. Special stockholder meetings will be called when necessary. To the extent required by law, NYLIAC will vote the Eligible Portfolio shares held in the Investment Divisions at special shareholder meetings of the Funds in accordance with instructions we receive from persons having voting interests in the corresponding Investment Division. If, however, the federal securities laws are amended, or if NYLIAC's present interpretation should change, and as a result, NYLIAC determines that it is allowed to vote the Eligible Portfolio shares in its own right, we may elect to do so.

     Prior to the Annuity Commencement Date, you hold a voting interest in each Investment Division to which you have money allocated. We will determine the number of votes which are available to you by dividing the Accumulation Value attributable to an Investment Division by the net asset value per share of the applicable Eligible Portfolios. We will calculate the number of votes which are available to you separately for each Investment Division. We will determine that number by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to the Investment Division.

     We will determine the number of votes of the Eligible Portfolio which are available as of the date established by the Portfolio of the relevant Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the relevant Fund.

     If we do not receive timely instructions, we will vote those shares in proportion to the voting instructions which are received with respect to all policies participating in that Investment Division. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Eligible Portfolio.

                           TABLE OF CONTENTS FOR THE
                  STATEMENT OF ADDITIONAL INFORMATION ("SAI")

     The SAI contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for that SAI:

                                                              PAGE
                                                              ----
THE POLICIES................................................    2
  Valuation of Accumulation Units...........................    2
INVESTMENT PERFORMANCE CALCULATIONS.........................    2
  MainStay VP Cash Management Investment Division...........    2
  MainStay VP Government, MainStay VP High Yield Corporate
     Bond and MainStay VP Bond Investment Division Yields...    3
  Annual Average Total Return...............................    3
ANNUITY PAYMENTS............................................    4
GENERAL MATTERS.............................................    4
FEDERAL TAX MATTERS.........................................    5
  Taxation of New York Life Insurance and Annuity
     Corporation............................................    5
  Tax Status of the Policies................................    5
DISTRIBUTOR OF THE POLICIES.................................    6
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................    6
STATE REGULATION............................................    6
RECORDS AND REPORTS.........................................    6
LEGAL PROCEEDINGS...........................................    6
EXPERTS.....................................................    7
OTHER INFORMATION...........................................    7
FINANCIAL STATEMENTS........................................  F-1

    How to obtain a MainStay Access Variable Annuity Statement of Additional
                                  Information.

               Call (800) 762-6212 or send this request form to:

                            MainStay Annuities--Client Services
                            51 Madison Avenue
                            Room 2700
                            New York, NY 10010
                            ATTN: CLIENT SERVICES

--------------------------------------------------------------------------------

   Please send me a MainStay Access Variable Annuity Statement of Additional
                         Information dated May 1, 2001:

--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City                                 State                       Zip

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                                             LOGO

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                         INDIVIDUAL RETIREMENT ANNUITY

                              DISCLOSURE STATEMENT

     The following information is being provided to you, the policyowner, in accordance with the requirements of the Internal Revenue Service. This Disclosure Statement is not part of the Prospectus. It includes non-technical explanation of some of the changes made by the Taxpayer Relief Act of 1997 applicable to Individual Retirement Accounts or Annuities (IRAs). You should consult your tax adviser about the specifics of these rules, and remember that the terms of your actual contract and any endorsements will control your rights and obligations.

     1. REVOCATION OF YOUR IRA

     If you have not received this Disclosure Statement at least seven calendar days before the establishment of your Individual Retirement Annuity, you have the right to revoke your Individual Retirement Annuity during the seven calendar day period following its establishment. In order to revoke your Individual Retirement Annuity, you must notify us in writing and you must mail or deliver your revocation to MainStay Annuities, 51 Madison Avenue, Room 2700, New York, NY 10010. If your revocation is mailed, the date of the postmark (or the date of certification or registration if sent by certified or registered mail) will be considered your revocation date. If you revoke your Individual Retirement Annuity during the seven day period, the entire amount of your account, without any adjustments (for items such as administrative expenses, fees, or fluctuation in market value) will be returned to you.

     2. CONTRIBUTIONS

     (a) Regular IRA. The policyowner may make periodic contributions to a regular IRA in any amount up to the combined tax deductible and non-tax deductible contribution limit described in Section 3 of this Disclosure Statement. All such contributions shall be in cash and shall be invested in accordance with this Disclosure Statement. This IRA cannot be issued as a SIMPLE IRA.

     (b) Spousal IRA. If the policyowner and the spouse file a joint federal income tax return for the taxable year and if the spouse's compensation, if any, includable in gross income for the year is less than the compensation includable in the gross income of the policyowner for the year, the policyowner and the spouse may each establish his or her own individual IRA and may make periodic contributions to their own IRA in accordance with the rules and limits for tax deductible and non-tax deductible contributions contained in Sections 219(c) and 408(o) of the Internal Revenue Code. Such contributions shall be in cash and shall be invested in accordance with this Disclosure Statement.

     (c) Rollover IRA. A rollover contribution by the policyowner shall be a nonperiodic deposit in cash to be invested in accordance with this Disclosure Statement, with respect to which contribution the policyowner warrants that (1) the entire amount rolled over is attributable to a distribution from an employee's trust, an employee's annuity, an annuity contract or another individual retirement account or annuity, which meets the requirements of Internal Revenue Code section 402(c), 403(a)(4), 403(b)(8), or 408(d)(3); (2)
within one (1) year of receiving such distribution, the policyowner did not receive another distribution which constituted a "rollover" referred to in Internal Revenue Code Section 408(d)(3)(B); and (3) the contribution as made satisfies all the requirements for rollover contributions as set forth under the Internal Revenue Code. A rollover contribution attributable to contributions made by an employer to an individual's SIMPLE IRA cannot be made prior to the expiration of the 2-year period beginning on the date the individual first participated in that employer's SIMPLE plan.

     Strict limitations apply to rollovers, and you should seek competent tax advice in order to comply with all the rules governing rollovers.

     (d) Transfers. The policyowner may make an initial or subsequent contribution hereunder by directing a Custodian or Trustee of an existing individual retirement account or individual retirement annuity to transfer an amount in cash to the Individual Retirement Annuity.

     (e) Time to Make Contributions. You may make contributions to your IRA at any time for a taxable year beginning on the first day of that year and ending on the date that your income tax return for that year is due (without regard to any extensions).

                                      IRA-1

     (f) Simplified Employee Pension. If an IRA is established that meets the requirements of a Simplified Employee Pension Plan, your employer may contribute an amount not to exceed the lesser of 15% of your includable compensation ($170,000 for 2001, adjusted for inflation thereafter) or $35,000 for 2001 (adjusted for inflation thereafter). The amount of such contribution is not includable in your income as wages (for federal income tax purposes). Within that overall limit you may elect to defer up to $10,500 for 2001 (as adjusted for inflation in accordance with the Internal Revenue Code) of your includable compensation if your employer's SEP plan permits salary reduction contributions and was established on or before December 31, 1996. The amount of such elective deferral is excludable from your income as wages (for federal income tax purposes). For further details, see your employer.

     (g) Responsibility of the Policyowner. If the policyowner contemplates future periodic contributions, rollovers, or transfers to the IRA, such contributions, rollovers or transfers must be made in accordance with the appropriate sections of the Code. It is the policyowner's full and sole responsibility to determine the tax deductibility of all contributions, and to make such contributions in accordance with the Code. Neither the Custodian nor New York Life Insurance and Annuity Corporation are permitted to provide tax advice, and will assume no liability for the tax consequences of any contribution to the IRA.

     3. DEDUCTIBILITY OF CONTRIBUTIONS

     (a) Eligibility. Under the Internal Revenue Code, if neither you nor your spouse is an active participant (see (b) below), you and your spouse may contribute up to $4,000 together (but no more than $2,000 to each individual account) if your combined compensation is at least equal to that amount and take a deduction for the entire amount contributed. If you are an active participant, but have an adjusted gross income (AGI) below a certain level (see (c) below), you may make a deductible contribution. If you are an active participant and you have AGI above that level (see (c) below), the amount of the deductible contribution you may make is phased down and eventually eliminated. If you are not an active participant, but your spouse is an active participant, you may make a $2,000 deductible contribution provided that if your combined AGI is above the specified level (see (c) below), the amount of the deductible contribution you may make to an IRA is phased down and eventually eliminated.

     (b) Active Participant. You are an "active participant" for a year if you are covered by a retirement plan. You are covered by a "retirement plan" for a year if your employer or union has a retirement plan under which money is added to your annuity or you are eligible to earn retirement credits. For example, if you are covered under a profit-sharing plan, a 403(b) annuity, certain government plans, a salary reduction arrangement (such as a Tax Sheltered Annuity 403(b) arrangement or a 401(k) plan), a Simplified Employee Pension Plan
(SEP), a SIMPLE retirement account or a plan which promises you a retirement benefit which is based upon the number of years of service you have with the employer, you are likely to be an active participant. Your Form W-2 for the year should indicate your participation status.

     (c) Adjusted Gross Income (AGI). If you or your spouse is an active participant, you must look at your Adjusted Gross Income for the year (if you and your spouse file a joint tax return, you use your combined AGI) to determine whether you can make a deductible IRA contribution. Your tax return will show you how to calculate your AGI for this purpose. If you are at or below a certain AGI level, called the threshold level, you are treated as if you were not an active participant and can make a deductible contribution under the same rules as a person who is not an active participant.

     If you are single, your threshold AGI level is $33,000 (for 2001). The threshold level if you are married and file a joint tax return is $53,000 (for
2001), and if you are married, but file a separate tax return, the threshold level is $0. However, if only your spouse is an active participant and you file a joint tax return, the threshold level is $150,000 phased out at $160,000.

                                      IRA-2

     The $33,000 and $53,000 threshold levels are to increase in future years as shown below:

                       JOINT RETURNS
                       -------------
FOR TAXABLE YEARS BEGINNING IN:      THE THRESHOLD LEVEL IS:
-------------------------------      -----------------------
2001                                         $53,000
2002                                         $54,000
2003                                         $60,000
2004                                         $65,000
2005                                         $70,000
2006                                         $75,000
2007 and thereafter                          $80,000

                      SINGLE TAXPAYERS
                      ----------------
FOR TAXABLE YEARS BEGINNING IN:      THE THRESHOLD LEVEL IS:
-------------------------------      -----------------------
2001                                         $33,000
2002                                         $34,000
2003                                         $40,000
2004                                         $45,000
2005 and thereafter                          $50,000

     If your AGI is less than $10,000 above your threshold level, you will still be able to make a deductible contribution, but it will be limited in amount. The amount by which your AGI exceeds your threshold level (AGI-threshold level) is called your Excess AGI. The Maximum Allowable Deduction is $2,000 (and an additional $2,000 for a Spousal IRA). You can calculate your Deduction Limit as follows:

         10,000 - Excess AGI X Maximum Allowable Deduction = Deduction Limit
               10,000

     You must round up the result to the next highest $10 level (the next highest number which ends in zero). For example, if the result is $1,525, you must round it up to $1,530. If the final result is below $200 but above zero, your Deduction Limit is $200. Your Deduction Limit cannot, in any event, exceed 100% of your compensation.

     (d) Restrictions. No deduction is allowed for (a) contributions other than in cash; (b) contributions (other than those by an employer to a Simplified Employee Pension Plan) made during your calendar year in which you attain age
70 1/2 or thereafter; or (c) for any amount you contribute which was a distribution from another retirement plan ("rollover" contribution). However, the limitations in paragraphs (a) and (b) do not apply to rollover contributions.

     (e) Compensation. For purposes of determining allowable contributions, the term "Compensation" includes all earned income, including net earnings from self employment and alimony or separate maintenance payments received and includable in your gross income, but does not include deferred compensation or any amount received as a pension or annuity.

     4. NONDEDUCTIBLE CONTRIBUTIONS TO IRAS

     Even if you are above the threshold level and, thus, may not make a deductible contribution of $2,000 (and an additional $2,000 for a Spousal IRA), you may still contribute up to the lesser of 100% of compensation or $2,000 to an IRA (and an additional $2,000 for a Spousal IRA). The amount of your contribution which is not deductible will be a nondeductible contribution to the IRA. You may also choose to make a contribution nondeductible even if you could have deducted part or all of the contribution. Interest or other earnings on your IRA contribution, whether from deductible or nondeductible contributions, will not be taxed until taken out of your IRA and distributed to you.

     If you make a nondeductible contribution to an IRA you must report the amount of the nondeductible contribution to the IRS as a part of your tax return for the year.

     5. DISTRIBUTIONS

     (a) Required Distributions. Distribution of your IRA must be made or begin no later than April 1 of the calendar year following the calendar year in which you attain age 70 1/2. A distribution may be made at once in a lump sum, or it may be made in installments. Installment payments must be made over a period not exceeding

                                      IRA-3
your life expectancy (as determined annually), or the joint life and last survivor expectancy of you and the beneficiary you designate (as redetermined annually, if that beneficiary is your spouse).

     If you die before the entire interest is distributed to you, but after distribution to you has begun, your entire annuity must be distributed to your beneficiary at least as rapidly as your annuity was being distributed prior to your death. If you die before you begin to receive distributions from your annuity and if you have a designated beneficiary, distribution to your beneficiary must be made over a period not exceeding the greater of the beneficiary's life expectancy or five years after your death; if you have no designated beneficiary, distribution must be completed within five years of your death. Distributions upon your death must begin within one year following your death or, if your beneficiary is your spouse, no later than the date on which you would have attained age 70 1/2 (if later). If following your death before distributions have begun, your spouse also dies, immediate distribution must begin to be made to your spouse's beneficiary, if any, over a period no longer than that person's life expectancy, or if your spouse has not designated a beneficiary, full payment must be made to your spouse's estate within five years.

     On January 12, 2001 the IRS issued new proposed regulations that simplify the required distribution rules described above. Please consult your tax advisor as to their applicability to your particular circumstances.

     (b) IRA Distributions. Because nondeductible IRA contributions are made using income which has already been taxed (that is, they are not deductible contributions), the portion of the IRA distributions consisting of nondeductible contributions will not be taxed again when received by you. If you make any nondeductible IRA contributions, each distribution from your IRAs will consist of a nontaxable portion (return of nondeductible contributions) and a taxable portion (return of deductible contributions, if any, and account earnings).

     Thus, you may not take a distribution which is entirely tax-free. The following formula is used to determine the nontaxable portion of your distributions for a taxable year.

Remaining Nondeductible contributions
---------------------------------------------       Total distributions          Nontaxable distributions
Year-end total IRA balances                     X   (for the year)           =   (for the year)

     To figure the year-end total IRA balance, you must treat all of your IRAs as a single IRA (other than Roth IRAs). This includes all regular IRAs, as well as Simplified Employee Pension (SEP) IRAs, SIMPLE IRAs, and Rollover IRAs. You also add back the distributions taken during the year.

     Even if you withdrew all of the money in your IRA in a lump sum, you will not be entitled to use any form of income averaging to reduce the federal income tax on your distribution. Also, no portion of your distribution is taxable as a capital gain.

     (c) Withholding. Unless you elect not to have withholding apply, a 10% federal income tax will be withheld from your IRA distributions. If payments are delivered to foreign countries, however, tax will, generally, be withheld at a 10% rate unless you certify to the Custodian that you are not a U.S. citizen residing abroad or a "tax avoidance expatriate" as defined in the Internal Revenue Code (Section 877).

     6. PENALTIES

     (a) Excess Contributions. If at the end of any taxable year your IRA contributions (other than rollovers or transfers) exceed the maximum allowable (deductible and nondeductible) amount for that year, this excess contribution amount will be subject to a nondeductible 6% excise (penalty) tax. However, if you withdraw the excess contribution, plus any earnings on it, before the due date for filing your federal income tax return for the year (including extensions), the excess contribution will not be subject to the 6% penalty tax. The amount of the excess contribution withdrawn will not be considered a premature distribution, but the earnings withdrawn will be taxable income to you and may be subject to an additional 10% tax on premature distributions. Alternatively, excess contributions for one year may be carried forward as IRA contributions in the next year to the extent that the excess, when aggregated with your IRA contribution (if any) for the subsequent year, does not exceed the maximum allowable (deductible and nondeductible) amount for that year. The 6% excise tax will be imposed on excess contributions in each year they are neither returned nor applied as contributions.

     (b) Early Distributions. Since the purpose of an IRA is to accumulate funds for retirement, your receipt or use of any portion of your IRA before you attain age 59 1/2 constitutes an early distribution unless the distribution occurs in the event of your death or disability or is part of a series of substantially equal periodic payments made over your life expectancy (as determined from tables in the income tax regulations) or the joint life

                                      IRA-4
expectancies of you and your beneficiary or is used to pay certain medical expenses or is used for certain qualified first-time homebuyer expenses or certain qualified higher education expenses. The amount of an early distribution (excluding the nondeductible contribution included therein) is includable in your gross income and is subject to a 10% penalty tax on the amount of the early distribution unless you transfer it to another IRA as a qualifying rollover contribution. If you transfer, rollover or convert a regular IRA into a Roth IRA, the 10% penalty tax will not apply, but the distribution is taxable income.

     (c) Minimum Distributions. If the minimum distribution rules described in 5a apply to a recipient of distributions and if the amount distributed during a calendar year is less than the minimum amount required to be distributed, the recipient will be subject to a penalty tax equal to 50% of the difference between the amount required to be distributed and the amount actually distributed.

     (d) Excess Distributions. The 15% excise tax on excess distributions has been repealed for excess distributions received after December 31, 1996. The 15% excise tax on excess retirement accumulations has been repealed for estates of decedents dying after December 31, 1996.

     (e) Prohibited Transactions. If the policyowner or the beneficiary engage in any prohibited transaction (such as any sale, exchange or leasing of any property between the policyowner and the annuity, or any interference with the independent status of the annuity), the annuity will lose its tax exemption and be treated as having been distributed to the policyowner. The value of the entire annuity (excluding the non-deductible contribution included therein) will be includable in your gross income; if at the time of the prohibited transaction the policyowner is under age 59 1/2, the policyowner will also be subject to the 10% penalty tax on early distributions.

     (f) Overstatement of Non-deductible Contributions. If you overstate your non-deductible IRA contributions on your federal income tax return (without reasonable cause) you may be subject to a $100 penalty and a $50 penalty for failure to file any form required by the IRS to report non-deductible contributions (in addition to any generally applicable tax, interest, and penalties to which you may be liable if you understate income upon receiving a distribution from your account. See paragraph 5(b) of this Disclosure Statement and IRS Form 8606.)

     7. FEDERAL ESTATE AND GIFT TAXES

     Any amount distributed from your IRA upon your death may be subject to federal estate and gift taxes.

     8. OTHER INFORMATION

     (a) Tax Reporting. You need not file Treasury Form 5329 with the Internal Revenue Service unless during the taxable year there is an excess contribution to, premature distribution from, or insufficient distribution from your IRA. You must report contributions to, and distributions from your IRA (including the year end aggregate account balance of all IRAs) on your federal income tax return for the year. You must designate on the return how much of your annual contribution is deductible and how much is nondeductible.

     (b) IRS Approval. This Individual Retirement Annuity has been approved as to form by the Internal Revenue Service. Such approval is a determination only as to the form of the annuity and does not represent a determination of the merits of such annuity.

     (c) Custodian. The Trustee or Custodian of an IRA must be either a bank or such other person who has been approved by the Secretary of the Treasury.

     (d) Vesting. Your interest in your IRA must be nonforfeitable at all times.

     (e) State Tax Law. You should consult your tax adviser about any state tax consequences of your IRA; you should be aware that some of these laws may differ from Federal tax law governing IRAs.

                                      IRA-5

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                                                            LOGO
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                       ROTH INDIVIDUAL RETIREMENT ANNUITY

                              DISCLOSURE STATEMENT

     The following information is being provided to you, the policyowner, in accordance with the requirements of the Internal Revenue Service. This disclosure includes non-technical explanation of some of the requirements applicable to Roth Individual Retirement Annuities (Roth IRAs). The information provided applies to contributions made and distributions received on and after January 1, 1998.

     1. REVOCATION OF YOUR ROTH IRA

     You may revoke your Roth IRA at anytime within seven days after it is established by mailing or delivering a written notice of revocation to MainStay Annuities, 51 Madison Avenue, Room 2700, New York, New York 10010. Any notice of revocation will be deemed mailed on the date of postmark (or if sent be certified or registered mail, the date of certification or registration) if it is deposited in the U.S. Postal Service in an envelope, or other appropriate wrapper, first-class postage prepaid, properly addressed. Upon revocation, you will be entitled to a full refund of your entire Roth IRA without any adjustments (for items such as administrative expenses, fees, or fluctuation in market value).

     2. CONTRIBUTIONS

     (a) Regular Roth IRA. The policyowner may make periodic contributions to a Roth IRA in any amount up to the contribution limit described in Section 3 (Deductibility of Contributions). All contributions to your Roth IRA must be made in cash. Contributions for a taxable year must be made no later than April 15 of the following year.

     (b) Rollover Roth IRA. A rollover contribution by the policyowner shall be a nonperiodic deposit in cash, with respect to which contribution the policyowner warrants that 1) the entire amount rolled over is attributable to a distribution from a regular Individual Retirement Annuity (a "regular IRA") or another Roth IRA which meets the requirements of Code Section 408(d)(3); 2) within one (1) year of receiving such distribution, the policyowner did not receive another distribution which constituted a "rollover" of a Roth IRA to another Roth IRA; and 3) the contribution as made satisfies all the requirements for Roth IRA rollover contributions as set forth under the Internal Revenue Code "Code".

     Strict limitations apply to rollovers, and you should seek competent tax advice in order to comply with all the rules governing rollovers.

     (c) Transfers and Conversions. The policyowner may make an initial or subsequent contribution hereunder, provided that your Modified Adjusted Gross Income (MAGI) does not exceed $100,000 during the year of such transfer and you do not file your income tax return as married filing separately, by directing a Trustee of an existing regular IRA to directly transfer an amount in cash from or, if permitted by the Trustee, to convert, such regular IRA into this Roth IRA. The policyowner may also direct a Trustee of an existing Roth IRA to directly transfer an amount in cash from an existing Roth IRA to the Trustee of this Roth IRA without regard to such income or return filing limitations.

     (d) Tax Consequences of Rollovers and Transfers. A rollover, transfer, or conversion of a regular IRA to a Roth IRA is permitted if your MAGI does not exceed $100,000 and you do not file your income tax return as married filing separately. Such a rollover, transfer, or conversion will be treated as a taxable distribution of the regular IRA, but the 10% excise tax on early distributions will not apply. For such rollovers, transfers, and conversions of regular IRAs into Roth IRAs during 1998, a special rule applies and any amount required to be so included in taxable income will be included ratably over 1998, 1999, 2000, and 2001.

     (e) Responsibility of the policyowner. If the policyowner contemplates future periodic contributions, rollovers, or transfers to the Roth IRA, such contributions, rollovers, or transfers must be made in accordance with the appropriate sections of the Code. It is the policyowner's full and sole responsibility to determine the tax deductibility of all contributions, and to make such contributions in accordance with the Code. New York Life Insurance and Annuity Corporation (NYLIAC) and its employees are not permitted to provide tax advice, and assume no liability for the tax consequences of any contribution to, or distribution from, the Roth IRA.

                                    ROTH IRA-1

     3. DEDUCTIBILITY OF CONTRIBUTIONS

     (a) Eligibility. Under the law, you may make a contribution of up to the lesser of $2,000 or 100% of compensation, reduced by the amount of contributions you make to any other regular IRA (except Education IRAs) or Roth IRA for the taxable year, provided that if your MAGI is above the specified level, the amount of the contribution you may make to a Roth IRA is phased down and eventually eliminated. Contributions to a Roth IRA are not deductible for income tax purposes.

     (b) Modified Adjusted Gross Income (MAGI). You must look at your Modified Adjusted Gross Income for the year (if you and your spouse file a joint tax return, use your combined MAGI) to determine whether you can make a Roth IRA contribution. Your tax return will show you how to calculate your MAGI for this purpose, except that you should disregard any income resulting from a taxable rollover, transfer, or conversion of a regular IRA to a Roth IRA. Only if you are at or below a certain MAGI level, called the Threshold Level, can you make a contribution to a Roth IRA.

     If you are single, your MAGI Threshold Level is $95,000. The Threshold Level if you are married and file a joint tax return is $150,000, and if you are married but file a separate tax return, the Threshold Level is $0.

     If your MAGI is less than $15,000 ($10,000 in the case of a joint return) above your Threshold Level, you will still be able to make a Roth IRA contribution, but it will be limited in amount. The amount by which your MAGI exceeds your Threshold Level (MAGI minus the Threshold Level) is called your Excess MAGI. The maximum allowable contribution is $2,000. You can calculate your contribution limit as follows:

     $15,000 ($10,000 in the case) - Excess
            (of a joint return) MAGI                   Maximum
-----------------------------------------------    X   Allowable          =   Contribution Limit
         $15,000 ($10,000 in the case)                 Contribution
              (of a joint return)

     You must round up the result to the next highest $10 level (the next highest number which ends in zero). For example, if the result is $1,525, you must round it up to $1,530. If the final result is below $200 but above zero, your contribution limit is $200. Your contribution limit cannot, in any event, exceed 100% of your compensation.

     The maximum contribution you and your spouse may make to all your IRAs in the aggregate, including Roth IRAs, is the lesser of 100% of your combined compensation or $4,000 annually ($2,000 individually).

     (c) Deductions.  No deduction is allowed for Roth IRA contributions.

     (d) Compensation. For purposes of determining allowable contributions, the term "Compensation" includes all earned income, including net earnings from self employment and alimony or separate maintenance payments received and includible in your gross income, but does not include deferred compensation or any amount received as a pension or annuity.

     4. DISTRIBUTIONS

     (a) Required Distributions After Death. If you die before the entire interest is distributed to you, but after distribution to you from your Roth IRA has begun, your entire annuity must be distributed to your beneficiary at least as rapidly as your annuity was being distributed prior to your death. If you die before you begin to receive distributions from your annuity and if you have a designated beneficiary, distribution to your beneficiary must be made over a period not exceeding the greater of the beneficiary's life expectancy or five years after your death; if you have no designated beneficiary, distribution must be completed within five years of your death. Distributions upon your death must begin within one year following your death or, if your beneficiary is your spouse, no later than the date on which you would have attained age 70 1/2 (if later). If following your death before distributions have begun, your spouse also dies, immediate distribution must begin to be made to your spouse's beneficiary, if any, over a period no longer than that person's life expectancy, or if your spouse has not designated a beneficiary, full payment must be made to your spouse's estate within five years.

     On January 12, 2001 the IRS issued new proposed regulations that simplify the required distribution rules described above. Please consult your tax advisor as to their applicability to your particular circumstances.

                                    ROTH IRA-2

     (b) Roth IRA Distributions

          (i) Qualified nontaxable distributions.

     A distribution from your Roth IRA will not be includible in your gross income if it is:

          (a) made on or after the date you attain age 59 1/2

          (b) made after you die or become disabled, or

          (c) made as a qualified first time homebuyer distribution

     and is made after the five taxable year period beginning with the first taxable year in which you or your spouse made a contribution to a Roth IRA, or, in the case of a rollover from a regular IRA to a Roth IRA, after the five taxable year period beginning with the taxable year of the rollover.

     Distributions meeting these requirements are known as "qualified distributions."

          (ii) Other distributions partly taxable.

          If a distribution from your Roth IRA does not meet the requirements of a qualified distribution as described in (i), then the distribution will be treated first as a return of nontaxable Roth IRA contributions, and second, after all such contributions have been returned, as distributions of taxable earnings, which in addition to income tax may be subject to the 10% penalty tax on early distributions, as discussed below.

          In addition, you will not be entitled to use any form of income averaging to reduce the federal income tax on the taxable portion of your distribution. Also, no portion of your distribution is taxable as a capital gain.

     (c) Withholding. Unless you elect not to have withholding apply, federal income tax will be withheld from any taxable portion of your Roth IRA distributions. If payments are delivered to foreign countries, however, tax will, generally, be withheld at a 10% rate unless you certify to the Trustee that you are not a U.S. citizen residing abroad or a "tax avoidance expatriate" as defined in the Internal Revenue Code Section 877.

     5. PENALTIES

     (a) Excess Contributions. If at the end of any taxable year your Roth IRA contributions (other than rollovers or transfers) exceed the maximum allowable annuity for that year, this excess contribution amount will be subject to a nondeductible 6% excise (penalty) tax. However, if you withdraw the excess contribution, plus any earnings on it, before the due date for filing your federal income tax return for the year (including extensions), the excess contribution will not be subject to the 6% penalty tax. The amount of the excess contribution withdrawn will not be considered a premature distribution, but the earnings withdrawn will be taxable income to you. Alternatively, excess contributions for one year may be carried forward as Roth IRA contributions in the next year to the extent that the excess, when aggregated with your Roth IRA contributions (if any) for the subsequent year, does not exceed the maximum allowable amount for that year. The 6% excise tax will be imposed on excess contributions in each year they are neither returned nor applied as contributions.

     (b) Early Distributions. Since the purpose of a Roth IRA is to accumulate funds for retirement, your receipt or use of any portion of your Roth IRA account (for example, as collateral for a loan) which is not a qualified distribution before you attain age 59 1/2, to the extent it is taxable to you as described above, constitutes an early distribution unless the distribution is a result of death or disability, or is part of a series of substantially equal periodic payments made over your life expectancy (as determined from tables in the income tax regulations) or the joint life expectancies of you and your beneficiary, is used to pay certain medical expenses, or is used for certain qualified first-time homebuyer expenses, or certain qualified higher education expenses. The amount of an early distribution which is not a qualified distribution and is not a return of previous Roth IRA contributions is includible in your gross income and is subject to a 10% penalty tax on the amount of the early distribution unless you transfer it to another Roth IRA as a qualifying rollover contribution.

     (c) Minimum Distributions. If the minimum distribution rules described in 4(a) apply to a recipient of distributions and if the amount distributed during a calendar year is less than the minimum amount required to be distributed, the recipient will be subject to a penalty tax equal to 50% of the difference between the amount required to be distributed and the amount actually distributed.

     (d) Prohibited Transactions. If you or your beneficiary engage in any prohibited transaction (such as any sale, exchange or leasing of any property between you and the annuity, or any interference with the independent

                                    ROTH IRA-3
status of the annuity), the annuity will lose its tax exemption and be treated as having been distributed to you. The value of the entire annuity (excluding the nondeductible contributions included therein) will be includible in your gross income; if at the time of the prohibited transaction you are under age 59 1/2 you will also be subject to the 10% penalty tax on early distributions.

     6. FEDERAL ESTATE GIFT TAXES

     Any amount distributed from your Roth IRA upon your death may be subject to federal estate and gift taxes.

     7. OTHER INFORMATION

     (a) Tax Reporting. You need not file Treasury Form 5329 with the Internal Revenue Service unless during the taxable year there is an excess contribution to, or premature distribution from, your Roth IRA. You must report distributions from your Roth IRA on your federal income tax return for the year.

     (b) IRS Approval. This Roth IRA plan has not been approved as to form by the Internal Revenue Service. Approval by the IRS of the Roth IRA plan is a determination only as to the form of the annuity and does not represent a determination of the merits of such annuity.

     (c) Vesting. Your interest in your Roth IRA must be nonforfeitable at all times.

                                    ROTH IRA-4

                      STATEMENT OF ADDITIONAL INFORMATION

                                  MAY 1, 2001
                                      FOR

                        MAINSTAY ACCESS VARIABLE ANNUITY
                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

     This Statement of Additional Information ("SAI") is not a prospectus. This SAI contains information that expands upon subjects discussed in the current MainStay Access Variable Annuity Prospectus. You should read the SAI in conjunction with the current MainStay Access Variable Annuity Prospectus dated May 1, 2001. You may obtain a copy of the Prospectus by calling MainStay Annuities at 800-762-6212 or writing to MainStay Annuities, 51 Madison Avenue, Room 2700, New York, NY 10010, ATTN: CLIENT SERVICES. Terms used but not defined in this SAI have the same meaning as in the current MainStay Access Variable Annuity Prospectus.

                               TABLE OF CONTENTS*

                                                              PAGE
                                                              ----
THE POLICIES (16)...........................................    2
     Valuation of Accumulation Units (21)...................    2
INVESTMENT PERFORMANCE CALCULATIONS.........................    2
     MainStay VP Cash Management Investment Division........    2
     MainStay VP Government, MainStay VP High Yield
       Corporate Bond and MainStay VP Bond Investment
       Division Yields......................................    3
     Average Annual Total Return............................    3
ANNUITY PAYMENTS............................................    4
GENERAL MATTERS.............................................    4
FEDERAL TAX MATTERS (28)....................................    5
     Taxation of New York Life Insurance and Annuity
       Corporation..........................................    5
     Tax Status of the Policies.............................    5
DISTRIBUTOR OF THE POLICIES (30)............................    6
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................    6
STATE REGULATION............................................    6
RECORDS AND REPORTS.........................................    6
LEGAL PROCEEDINGS...........................................    6
EXPERTS.....................................................    7
OTHER INFORMATION...........................................    7
FINANCIAL STATEMENTS........................................  F-1

------------
* (Numbers in parentheses refer to page numbers of corresponding sections of the current MainStay Access Variable Annuity Prospectus.)

                                  THE POLICIES

     The following provides additional information about the policies and supplements the description in the Prospectus.

     VALUATION OF ACCUMULATION UNITS

     Accumulation Units are valued separately for each Investment Division of the Separate Account. The method used for valuing Accumulation Units in each Investment Division is the same. We arbitrarily set the value of each Accumulation Unit as of the date operations began for the Investment Division. Thereafter, the value of an Accumulation Unit of an Investment Division for any Business Day equals the value of an Accumulation Unit in that Investment Division as of the immediately preceding Business Day multiplied by the "Net Investment Factor" for that Investment Division for the current Business Day.

     We determine the Net Investment Factor for each Investment Division for any period from the close of the preceding Business Day to the close of the current Business Day (the "Valuation Period") by the following formula:

                                   (a/b) - c

Where: a = the result of:

          (1) the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined at the end of the current Valuation Period, plus

          (2) the per share amount of any dividend or capital gain distribution made by the Eligible Portfolio for shares held in the Investment Division if the "ex-dividend" date occurs during the current Valuation Period;

         b = the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined as of the end of the immediately preceding Valuation Period; and

         c = a factor representing the charge deducted from the applicable
             Investment Division on a daily basis. Such factor is equal, on an annual basis, to 1.55% of the daily net asset value of the Separate Account. (See "Separate Account Charge" at page 22 of the Prospectus.)

     The Net Investment Factor may be greater or less than one. Therefore, the value of an Accumulation Unit in an Investment Division may increase or decrease from Valuation Period to Valuation Period.

                      INVESTMENT PERFORMANCE CALCULATIONS

     MAINSTAY VP CASH MANAGEMENT INVESTMENT DIVISION

     NYLIAC calculates the MainStay VP Cash Management Investment Division's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the MainStay VP Cash Management Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one unit of the MainStay VP Cash Management Investment Division at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for the administration fee and the mortality and expense risk charge, and income and expenses accrued during the period. Because of these deductions, the yield for the MainStay VP Cash Management Division will be lower than the yield for the MainStay VP Cash Management Portfolio.

     NYLIAC also calculates the effective yield of the MainStay VP Cash Management Investment Division for the same seven-day period on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

     The yield on amounts held in the MainStay VP Cash Management Investment Division normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The MainStay VP Cash Management Investment Division's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the MainStay VP Cash

Management Portfolio, the types and quality of portfolio securities held by the MainStay VP Cash Management Portfolio, and its operating expenses.

    MAINSTAY VP GOVERNMENT, MAINSTAY VP HIGH YIELD CORPORATE BOND AND MAINSTAY VP BOND INVESTMENT DIVISION YIELDS

     The current annualized yield of the MainStay VP Government, MainStay VP High Yield Corporate Bond and MainStay VP Bond Investment Divisions refers to the income generated by these Investment Divisions over a specified 30-day period. Because the yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. We compute the yield by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

----                        YIELD = 2[(a-b+1)(6)-1]
                                                                  cd

Where: a = net investment income earned during the period by the Portfolio attributable to shares owned by the MainStay VP Government, MainStay VP High Yield Corporate Bond or MainStay VP Bond Investment Division.

         b = expenses accrued for the period (net of reimbursements).

         c = the average daily number of accumulation units outstanding during the period.

         d = the maximum offering price per accumulation unit on the last day of the period.

     Accrued expenses will include all recurring fees that are charged to all policy owner accounts.

     Because of the charges and deductions imposed by the Separate Account the yield for the Investment Divisions will be lower than the yield for the corresponding Portfolio of the Fund. The yield on amounts held in the Investment Divisions normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The MainStay VP Government, MainStay VP High Yield Corporate Bond or MainStay VP Bond Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the MainStay VP Government, MainStay VP High Yield Corporate Bond and MainStay VP Bond Portfolios of the Fund and their operating expenses.

     AVERAGE ANNUAL TOTAL RETURN. Average annual total return quotations for the Investment Divisions are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                P(1+T)(n) = ERV

Where: P = a hypothetical initial payment of $1,000.

         T = average annual total return.

         n = number of years.

     ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten-year period or the inception date, at the end of the one, five or ten-year period (or fractional portion thereof).

     All total return figures are prepared under methods the SEC requires when advertising performance information. For periods beginning on or after the dates when the Investment Divisions started operations, the average annual total return figures may be referred to as "standardized" performance. For periods before the dates when the Investment Divisions started operations, the figures are considered "non-standardized". The average annual total return figures are all considered "non-standardized."

     Performance data for the Investment Divisions may be compared, in advertisements, sales literature and reports to shareholders, to: (i) the investment returns on various mutual funds, stocks, bonds, certificates of deposit, tax free bonds, or common stock and bond indexes; and (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria.

     Reports and promotional literature may also contain the ratings New York Life and NYLIAC have received from independent rating agencies. New York Life and NYLIAC are among only a few companies that have consistently received among the highest possible ratings from the four major independent rating companies for financial strength and stability: A.M. Best, Fitch, Moody's and Standard and Poor's. However, neither New York Life nor NYLIAC guarantees the investment performance of the Investment Divisions.

                                ANNUITY PAYMENTS

     We will make equal annuity payments each month under the Life Income Payment Option during the lifetime of the Annuitant. Once payments begin, they do not change and are guaranteed for 10 years even if the Annuitant dies sooner. If the Annuitant dies before all guaranteed payments have been made, the rest will be made to the Beneficiary. We may require that the payee submit proof of the Annuitant's survivorship as a condition for future payments beyond the 10-year guaranteed payment period.

     On the Annuity Commencement Date, we will determine the Accumulation Value of your policy and use that value to calculate the amount of each annuity payment. We determine each annuity payment by applying the Accumulation Value, less any premium taxes, to the annuity factors specified in the annuity table set forth in the policy. Those factors are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Policies and other employer-sponsored retirement plans, such classification is not permitted), date of application and age of the Annuitant. The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor from the table to compute the amount of the each monthly annuity payment.

                                GENERAL MATTERS

     NON-PARTICIPATING. The policies are non-participating. Dividends are not paid.

     MISSTATEMENT OF AGE OR SEX. If the Annuitant's stated age and/or sex in the policy are incorrect, NYLIAC will change the benefits payable to those which the premium payments would have purchased for the correct age and sex. Sex is not a factor when annuity benefits are based on unisex annuity payment rate tables. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments--Election of Income Payment Options" at page 26 of the Prospectus.) If we made payments based on incorrect age or sex, we will increase or reduce a later payment or payments to adjust for the error. Any adjustment will include interest, at 3.5% per year, from the date of the wrong payment to the date the adjustment is made, unless required otherwise by state law.

     ASSIGNMENTS. If permitted by the plan or by law for the plan indicated in the application for the policy, you may assign a Non-Qualified Policy or any interest in it prior to the Annuity Commencement Date and during the Annuitant's lifetime. NYLIAC will not be deemed to know of an assignment unless it receives a copy of a duly executed instrument evidencing such assignment. Further, NYLIAC assumes no responsibility for the validity of any assignment. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General" at page 28 of the Prospectus.)

     MODIFICATION. NYLIAC may not modify the policy without your consent except to make the policy meet the requirements of the Investment Company Act of 1940, or to make the policy comply with any changes in the Internal Revenue Code or as required by the Code in order to continue treatment of the policy as an annuity, or by any other applicable law.

     INCONTESTABILITY. We rely on statements made in the application or a Policy Request. They are representations, not warranties. We will not contest the policy after it has been in force during the lifetime of the Annuitant for two years from the Policy Date.

                              FEDERAL TAX MATTERS

     TAXATION OF NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     NYLIAC is taxed as a life insurance company. Because the Separate Account is not an entity separate from NYLIAC, and its operations form a part of NYLIAC, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized net capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the Accumulation Value. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the policy. Under existing federal income tax law, NYLIAC believes that Separate Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the reserves under the policy.

     TAX STATUS OF THE POLICIES

     Section 817(h) of the Code requires that the investments of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the policies to qualify as annuity contracts under Section 72 of the Code. The Separate Account intends to comply with the diversification requirements prescribed by the Treasury under Treasury Regulation Section 1.817-5.

     To comply with regulations under Section 817(h) of the Code, the Separate Account is required to diversify its investments, so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

     Although the Treasury Department has issued regulations on the diversification requirements, such regulations do not provide guidance concerning the extent to which policy owners may direct their investments to particular subaccounts of a separate account, or the permitted number of such subaccounts. It is unclear whether additional guidance in this regard will be issued in the future. It is possible that if such guidance is issued, the policy may need to be modified to comply with such additional guidance. For these reasons, NYLIAC reserves the right to modify the policy as necessary to attempt to prevent the policy owner from being considered the owner of the assets of the Separate Account or otherwise to qualify the policy for favorable tax treatment.

     The Code also requires that non-qualified annuity contracts contain specific provisions for distribution of the policy proceeds upon the death of any policy owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that (a) if any policy owner dies on or after the Annuity Commencement Date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the policy owner's death; and (b) if any policy owner dies before the Annuity Commencement Date, the entire interest in the policy must generally be distributed within 5 years after the policy owner's date of death. These requirements will be considered satisfied if the entire interest of the policy is used to purchase an immediate annuity under which payments will begin within one year of the policy owner's death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is the policy owner's surviving spouse, the Policy may be continued with the surviving spouse as the new policy owner. If the policy owner is not a natural person, these "death of Owner" rules apply when the primary Annuitant is changed. Non-Qualified Policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in these policies satisfy all such Code requirements. The provisions contained in these policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

     Withholding of federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies NYLIAC of that election. Different rules may apply to United States citizens or expatriates living abroad. In addition, some states have enacted legislation requiring withholding.

     Even if a recipient elects no withholding, special rules may require NYLIAC to disregard the recipient's election if the recipient fails to supply NYLIAC with a "TIN" or taxpayer identification number (social security number for individuals) or if the Internal Revenue Service notifies NYLIAC that the TIN provided by the recipient is incorrect.

                          DISTRIBUTOR OF THE POLICIES

     NYLIFE Distributors Inc. ("NYLIFE Distributors") is the principal underwriter and the distributor of the policies. It is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. NYLIFE Distributors is an indirect wholly-owned subsidiary of New York Life. The maximum commission paid to broker-dealers who have entered into dealer agreements with NYLIFE Distributors is not expected to exceed 7%. A portion of this amount is paid as commissions to registered representatives.

     For the year ending December 31, 2000, NYLIAC paid commissions of $81,796, none of which was retained by NYLIFE Distributors.

     The policies are sold and premium payments are accepted on a continuous basis.

                     SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

     NYLIAC holds title to the assets of the Separate Account. The assets are kept physically segregated and held separate and apart from NYLIAC's general corporate assets. Records are maintained of all purchases and redemptions of Eligible Portfolio shares held by each of the Investment Divisions.

                                STATE REGULATION

     NYLIAC is a stock life insurance company organized under the laws of Delaware, and is subject to regulation by the Delaware State Insurance Department. We file an annual statement with the Delaware Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of NYLIAC as of December 31 of the preceding calendar year. Periodically, the Delaware Commissioner of Insurance examines the financial condition of NYLIAC, including the liabilities and reserves of the Separate Account.

     In addition, NYLIAC is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the policies will be modified accordingly.

                              RECORDS AND REPORTS

     NYLIAC maintains all records and accounts relating to the Separate Account. As presently required by the federal securities laws, NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation.

                               LEGAL PROCEEDINGS

     NYLIAC is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities, employment and benefits and/or other operations, including actions involving retail sales practices. Most of these actions seek substantial or unspecified compensatory and punitive damages. NYLIAC is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

                                    EXPERTS

     The financial statements of NYLIAC as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 included in this Statement of Additional Information have been so included in reliance on the report (which includes an explanatory paragraph relating to a change in its method of accounting for the cost of computer software developed or obtained for internal use as described in Note 2 to the financial statements) of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

     The financial statements of the Separate Account as of December 31, 2000 and for the year then ended included in this Statement of Additional Information have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                               OTHER INFORMATION

     NYLIAC filed a registration statement with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in the Prospectus and this Statement of Additional Information. We have not included all of the information set forth in the registration statement, amendments and exhibits to the registration statement in the Prospectus and this Statement of Additional Information. We intend the statements contained in the Prospectus and this Statement of Additional Information concerning the content of the policies and other legal instruments to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission. The omitted information may be obtained at the principal offices of the Securities and Exchange Commission in Washington, D.C., upon payment of prescribed fees, or through the Commission's website at www.sec.gov.

                              FINANCIAL STATEMENTS

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                              FINANCIAL STATEMENTS

            SERIES I POLICIES:               LifeStages(R) Variable Annuity
                                             LifeStages(R) Flexible Premium Variable
                                             Annuity
                                             MainStay Plus Variable Annuity

            SERIES II POLICIES:              LifeStages(R) Access Variable Annuity
                                             MainStay Access Variable Annuity

            SERIES III POLICIES:             LifeStages(R) Premium Plus Variable
                                             Annuity
                                             MainStay Premium Plus Variable Annuity

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2000

                                                               MAINSTAY VP      MAINSTAY VP
                                                                 CAPITAL            CASH         MAINSTAY VP
                                                               APPRECIATION      MANAGEMENT      CONVERTIBLE
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $754,263,816     $172,033,903     $127,835,632

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation
    for mortality and expense risk and administrative
    charges.................................................      2,388,805          575,883          439,507
                                                               ------------     ------------     ------------
      Total equity..........................................   $751,875,011     $171,458,020     $127,396,125
                                                               ============     ============     ============
TOTAL EQUITY REPRESENTED BY:
  Equity of Policyowners:
    Series I Policies.......................................   $748,886,857     $164,642,541     $119,425,904
    Series II Policies......................................      1,170,968        4,180,424        1,356,259
    Series III Policies.....................................      1,817,186        2,635,055          703,258
  Equity of New York Life Insurance and
    Annuity Corporation.....................................             --               --        5,910,704
                                                               ------------     ------------     ------------
      Total equity..........................................   $751,875,011     $171,458,020     $127,396,125
                                                               ============     ============     ============
    Series I accumulation unit value........................   $      25.14     $       1.24     $      15.92
                                                               ============     ============     ============
    Series II accumulation unit value.......................   $       9.48     $       1.03     $       9.04
                                                               ============     ============     ============
    Series III accumulation unit value......................   $       8.67     $       1.02     $       8.67
                                                               ============     ============     ============
Identified Cost of Investment...............................   $737,705,549     $172,034,163     $145,245,405
                                                               ============     ============     ============

                                                                                MAINSTAY VP      MAINSTAY VP
                                                                                  AMERICAN         DREYFUS
                                                               MAINSTAY VP        CENTURY           LARGE
                                                                 INDEXED           INCOME          COMPANY
                                                                  EQUITY          & GROWTH          VALUE
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $760,983,980     $ 61,019,562     $ 38,273,413

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation
    for mortality and expense risk and administrative
    charges.................................................      2,562,472          202,787          126,380
                                                               ------------     ------------     ------------
      Total equity..........................................   $758,421,508     $ 60,816,775     $ 38,147,033
                                                               ============     ============     ============
TOTAL EQUITY REPRESENTED BY:
  Equity of Policyowners:
    Series I Policies.......................................   $755,167,344     $ 49,361,705     $ 26,553,331
    Series II Policies......................................      1,266,489          154,311          177,674
    Series III Policies.....................................      1,987,675          217,889          147,014
  Equity of New York Life Insurance and
    Annuity Corporation.....................................             --       11,082,870       11,269,014
                                                               ------------     ------------     ------------
      Total equity..........................................   $758,421,508     $ 60,816,775     $ 38,147,033
                                                               ============     ============     ============
    Series I accumulation unit value........................   $      24.68     $      11.08     $      11.27
                                                               ============     ============     ============
    Series II accumulation unit value.......................   $       9.40     $       9.21     $      10.49
                                                               ============     ============     ============
    Series III accumulation unit value......................   $       9.16     $       9.05     $      10.37
                                                               ============     ============     ============
Identified Cost of Investment...............................   $717,139,693     $ 60,310,668     $ 35,137,604
                                                               ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                                        MAINSTAY VP
     MAINSTAY VP       HIGH YIELD     INTERNATIONAL        TOTAL         MAINSTAY VP      MAINSTAY VP         GROWTH
      GOVERNMENT     CORPORATE BOND       EQUITY           RETURN           VALUE             BOND            EQUITY
    -----------------------------------------------------------------------------------------------------------------
     $ 60,294,532     $377,347,073     $ 24,098,260     $343,014,236     $169,613,329     $ 86,387,815     $423,988,971

          190,975        1,293,005           80,995        1,128,348          594,181          305,099        1,386,992
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $ 60,103,557     $376,054,068     $ 24,017,265     $341,885,888     $169,019,148     $ 86,082,716     $422,601,979
     ============     ============     ============     ============     ============     ============     ============
     $ 59,775,310     $374,763,656     $ 23,737,146     $338,660,623     $168,710,892     $ 85,727,933     $419,759,357
          280,832          792,794          168,911        2,730,297          238,832          166,629        1,300,233
           47,415          497,618          111,208          494,968           69,424          188,154        1,542,389
               --               --               --               --               --               --               --
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $ 60,103,557     $376,054,068     $ 24,017,265     $341,885,888     $169,019,148     $ 86,082,716     $422,601,979
     ============     ============     ============     ============     ============     ============     ============
     $      13.26     $      14.59     $      15.26     $      19.89     $      18.82     $      13.01     $      26.71
     ============     ============     ============     ============     ============     ============     ============
     $      10.60     $       9.29     $       9.35     $       9.20     $      11.04     $      10.62     $       9.37
     ============     ============     ============     ============     ============     ============     ============
     $      10.49     $       9.15     $       9.40     $       8.82     $      10.57     $      10.43     $       9.44
     ============     ============     ============     ============     ============     ============     ============
     $ 61,129,376     $490,580,407     $ 26,353,437     $327,729,694     $164,681,293     $ 91,205,869     $432,551,246
     ============     ============     ============     ============     ============     ============     ============

     MAINSTAY VP      MAINSTAY VP
     EAGLE ASSET          LORD            ALGER
      MANAGEMENT         ABBETT          AMERICAN         CALVERT          FIDELITY         FIDELITY       JANUS ASPEN
        GROWTH         DEVELOPING         SMALL            SOCIAL           VIP II            VIP             SERIES
        EQUITY           GROWTH       CAPITALIZATION      BALANCED      CONTRAFUND(R)    EQUITY-INCOME       BALANCED
    -----------------------------------------------------------------------------------------------------------------
     $160,463,163     $ 30,032,768     $ 95,093,239     $ 26,907,954     $322,490,370     $160,092,305     $604,578,156

          530,454           99,813          296,731           88,569        1,064,695          544,465        2,010,071
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $159,932,709     $ 29,932,955     $ 94,796,508     $ 26,819,385     $321,425,675     $159,547,840     $602,568,085
     ============     ============     ============     ============     ============     ============     ============
     $155,694,029     $ 20,317,276     $ 93,083,217     $ 26,539,717     $319,563,908     $158,987,227     $598,090,234
          527,800           85,092          588,128          102,673          451,969          285,965        1,635,801
        1,685,795           40,351        1,125,163          176,995        1,409,798          274,648        2,842,050
        2,025,085        9,490,236               --               --               --               --               --
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $159,932,709     $ 29,932,955     $ 94,796,508     $ 26,819,385     $321,425,675     $159,547,840     $602,568,085
     ============     ============     ============     ============     ============     ============     ============
     $      16.92     $       9.49     $      12.16     $      17.89     $      18.82     $      16.29     $      19.66
     ============     ============     ============     ============     ============     ============     ============
     $       9.51     $       9.13     $       8.56     $       9.36     $       9.93     $      10.65     $      10.24
     ============     ============     ============     ============     ============     ============     ============
     $       8.13     $       9.19     $       7.95     $       9.10     $       9.56     $      10.51     $       9.65
     ============     ============     ============     ============     ============     ============     ============
     $198,212,630     $ 33,532,378     $112,305,173     $ 29,088,620     $323,631,473     $152,530,396     $614,222,844
     ============     ============     ============     ============     ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2000

                                                          JANUS ASPEN          MFS(R)
                                                             SERIES            GROWTH
                                                           WORLDWIDE            WITH            MFS(R)
                                                             GROWTH        INCOME SERIES    RESEARCH SERIES
                                                        ---------------------------------------------------
ASSETS:
  Investment at net asset value.......................    $512,028,581      $ 30,009,657     $ 52,678,062

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for mortality and expense risk and
    administrative charges............................       1,667,480            99,388          158,581
                                                          ------------      ------------     ------------
      Total equity....................................    $510,361,101      $ 29,910,269     $ 52,519,481
                                                          ============      ============     ============
TOTAL EQUITY REPRESENTED BY:
  Equity of Policyowners:
    Series I Policies.................................    $506,390,447      $ 29,503,282     $ 50,417,325
    Series II Policies................................       1,164,682           102,479          586,281
    Series III Policies...............................       2,805,972           304,508        1,515,875
                                                          ------------      ------------     ------------
      Total equity....................................    $510,361,101      $ 29,910,269     $ 52,519,481
                                                          ============      ============     ============
    Series I accumulation unit value..................    $      21.39      $      10.95     $      12.44
                                                          ============      ============     ============
    Series II accumulation unit value.................    $       9.16      $       9.75     $       8.86
                                                          ============      ============     ============
    Series III accumulation unit value................    $       8.42      $       9.60     $       8.49
                                                          ============      ============     ============
Identified Cost of Investment.........................    $539,684,404      $ 29,261,696     $ 56,854,220
                                                          ============      ============     ============

                                                         MORGAN STANLEY       T. ROWE          VAN ECK
                                                              UIF              PRICE          WORLDWIDE
                                                        EMERGING MARKETS       EQUITY            HARD
                                                             EQUITY            INCOME           ASSETS
                                                        --------------------------------------------------
ASSETS:
  Investment at net asset value.......................    $ 28,902,908      $ 42,867,402     $  5,024,181

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for mortality and expense risk and
    administrative charges............................          89,791           139,554           16,285
                                                          ------------      ------------     ------------
      Total equity....................................  28$,813,117....     $ 42,727,848     $  5,007,896
                                                          ============      ============     ============
TOTAL EQUITY REPRESENTED BY:
  Equity of Policyowners:
    Series I Policies.................................    $ 28,721,047      $ 42,483,914     $  4,929,460
    Series II Policies................................          38,163           145,618           25,053
    Series III Policies...............................          53,907            98,316           53,383
                                                          ------------      ------------     ------------
      Total equity....................................    $ 28,813,117      $ 42,727,848     $  5,007,896
                                                          ============      ============     ============
    Series I accumulation unit value..................    $       8.55      $      11.55     $      10.51
                                                          ============      ============     ============
    Series II accumulation unit value.................    $       6.21      $      11.08     $      10.48
                                                          ============      ============     ============
    Series III accumulation unit value................    $       7.22      $      10.86     $      10.63
                                                          ============      ============     ============
Identified Cost of Investment.........................    $ 46,368,864      $ 41,935,110     $  4,700,999
                                                          ============      ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF OPERATIONS
For the year ended December 31, 2000

                                                               MAINSTAY VP     MAINSTAY VP
                                                                 CAPITAL          CASH         MAINSTAY VP
                                                              APPRECIATION     MANAGEMENT      CONVERTIBLE
                                                              ---------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................  $         --    $ 11,049,758    $   4,603,216
  Mortality and expense risk and administrative charges.....   (10,602,340)     (2,629,245)      (1,505,618)
                                                              -------------   -------------   -------------
      Net investment income (loss)..........................   (10,602,340)      8,420,513        3,097,598
                                                              -------------   -------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................    48,748,940     457,903,194       10,777,040
  Cost of investments sold..................................   (23,648,510)   (457,902,193)      (9,605,411)
                                                              -------------   -------------   -------------
      Net realized gain (loss) on investments...............    25,100,430           1,001        1,171,629
  Realized gain distribution received.......................    50,255,513              --        8,506,734
  Change in unrealized appreciation (depreciation) on
    investments.............................................  (165,613,796)           (249)     (24,166,144)
                                                              -------------   -------------   -------------
      Net gain (loss) on investments........................   (90,257,853)            752      (14,487,781)
                                                              -------------   -------------   -------------
  Increase (decrease) attributable to New York Life
    Insurance and Annuity Corporation charges retained by
    the Separate Account....................................       496,733         (31,510)          33,834
                                                              -------------   -------------   -------------
      Net increase (decrease) in total equity resulting from
        operations..........................................  $(100,363,460)  $  8,389,755    $ (11,356,349)
                                                              =============   =============   =============

                                                                               MAINSTAY VP     MAINSTAY VP
                                                                                AMERICAN         DREYFUS
                                                               MAINSTAY VP       CENTURY          LARGE
                                                                 INDEXED         INCOME          COMPANY
                                                                 EQUITY         & GROWTH          VALUE
                                                              ---------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................  $  7,397,705    $    397,482    $     246,666
  Mortality and expense risk and administrative charges.....   (10,635,683)       (817,957)        (431,956)
                                                              -------------   -------------   -------------
      Net investment income (loss)..........................    (3,237,978)       (420,475)        (185,290)
                                                              -------------   -------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................    20,675,645       1,568,980        1,888,410
  Cost of investments sold..................................   (10,926,328)     (1,309,860)      (1,765,571)
                                                              -------------   -------------   -------------
      Net realized gain (loss) on investments...............     9,749,317         259,120          122,839
  Realized gain distribution received.......................    14,116,026          88,249          615,857
  Change in unrealized appreciation (depreciation) on
    investments.............................................  (106,168,978)     (7,348,735)       1,282,595
                                                              -------------   -------------   -------------
      Net gain (loss) on investments........................   (82,303,635)     (7,001,366)       2,021,291
                                                              -------------   -------------   -------------
  Increase (decrease) attributable to New York Life
    Insurance and Annuity Corporation charges retained by
    the Separate Account....................................       361,322          29,647           (1,064)
                                                              -------------   -------------   -------------
      Net increase (decrease) in total equity resulting from
        operations..........................................  $(85,180,291)   $ (7,392,194)   $   1,834,937
                                                              =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                                        MAINSTAY VP
     MAINSTAY VP       HIGH YIELD     INTERNATIONAL        TOTAL         MAINSTAY VP      MAINSTAY VP         GROWTH
      GOVERNMENT     CORPORATE BOND       EQUITY           RETURN           VALUE             BOND            EQUITY
    -----------------------------------------------------------------------------------------------------------------
    $   3,491,498    $  50,653,864    $     171,066    $   7,248,091    $   2,120,248    $   5,467,009    $   2,414,918
         (680,331)      (5,586,299)        (330,584)      (4,674,893)      (2,104,902)      (1,128,463)      (5,411,614)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
        2,811,167       45,067,565         (159,518)       2,573,198           15,346        4,338,546       (2,996,696)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
       20,935,980       32,701,002       15,014,786        6,098,788       25,303,086       11,535,725       11,631,050
      (22,294,514)     (35,506,146)     (13,581,952)      (3,862,467)     (23,331,083)     (12,164,650)      (8,095,504)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
       (1,358,534)      (2,805,144)       1,432,834        2,236,321        1,972,003         (628,925)       3,535,546
               --           18,304        1,319,785       27,774,424        5,072,294               --       38,589,711
        3,457,642      (71,659,164)      (7,570,836)     (53,020,104)       8,725,818        2,831,475      (59,601,372)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
        2,099,108      (74,446,004)      (4,818,217)     (23,009,359)      15,770,115        2,202,550      (17,476,115)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
          (16,752)          65,335           15,804          117,458          (18,755)         (23,092)         157,041
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
    $   4,893,523    $ (29,313,104)   $  (4,961,931)   $ (20,318,703)   $  15,766,706    $   6,518,004    $ (20,315,770)
    =============    =============    =============    =============    =============    =============    =============

     MAINSTAY VP      MAINSTAY VP
     EAGLE ASSET          LORD            ALGER
      MANAGEMENT         ABBETT          AMERICAN         CALVERT          FIDELITY         FIDELITY       JANUS ASPEN
        GROWTH         DEVELOPING         SMALL            SOCIAL           VIP II            VIP             SERIES
        EQUITY           GROWTH       CAPITALIZATION      BALANCED      CONTRAFUND(R)    EQUITY-INCOME       BALANCED
    -----------------------------------------------------------------------------------------------------------------
    $          --    $          --    $          --    $     460,743    $     887,194    $   2,145,377    $  14,639,538
       (1,824,284)        (478,118)      (1,296,468)        (324,763)      (4,171,038)      (1,898,899)      (7,004,084)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
       (1,824,284)        (478,118)      (1,296,468)         135,980       (3,283,844)         246,478        7,635,454
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
       20,135,095        7,705,734       82,133,287        1,324,736        7,480,632       17,687,376        2,544,015
      (12,446,116)      (7,139,516)    (124,122,035)      (1,269,173)      (4,953,065)     (16,656,740)      (1,604,149)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
        7,688,979          566,218      (41,988,748)          55,563        2,527,567        1,030,636          939,866
       15,711,265          943,627       34,726,123          813,413       32,205,119        8,082,585       44,689,221
      (53,995,450)      (8,512,850)     (27,682,001)      (2,265,814)     (56,999,558)       1,267,673      (74,511,518)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
      (30,595,206)      (7,003,005)     (34,944,626)      (1,396,838)     (22,266,872)      10,380,894      (28,882,431)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
           96,937           29,293          106,785            6,423          130,531          (10,400)          94,957
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
    $ (32,322,553)   $  (7,451,830)   $ (36,134,309)   $  (1,254,435)   $ (25,420,185)   $  10,616,972    $ (21,152,020)
    =============    =============    =============    =============    =============    =============    =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2000

                                                      JANUS ASPEN          MFS(R)
                                                         SERIES            GROWTH              MFS(R)
                                                       WORLDWIDE            WITH              RESEARCH
                                                         GROWTH         INCOME SERIES          SERIES
                                                    -------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.................................   $   2,289,494      $     100,777      $       8,185
  Mortality and expense risk and administrative
    charges.......................................      (6,872,815)          (342,015)          (451,540)
                                                     -------------      -------------      -------------
      Net investment income (loss)................      (4,583,321)          (241,238)          (443,355)
                                                     -------------      -------------      -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments...............      19,411,282          1,156,967            963,207
  Cost of investments sold........................     (16,491,984)          (982,219)          (815,431)
                                                     -------------      -------------      -------------
      Net realized gain (loss) on investments.....       2,919,298            174,748            147,776
  Realized gain distribution received.............      41,057,453            182,991          1,404,903
  Change in unrealized appreciation (depreciation)
    on investments................................    (147,911,692)          (483,943)        (6,283,009)
                                                     -------------      -------------      -------------
      Net gain (loss) on investments..............    (103,934,941)          (126,204)        (4,730,330)
                                                     -------------      -------------      -------------
  Increase (decrease) attributable to New York
    Life Insurance and Annuity Corporation charges
    retained by the Separate Account..............         367,196              5,342             18,827
                                                     -------------      -------------      -------------
      Net increase (decrease) in total equity
        resulting
        from operations...........................   $(108,151,066)     $    (362,100)     $  (5,154,858)
                                                     =============      =============      =============

                                                     MORGAN STANLEY        T. ROWE            VAN ECK
                                                          UIF               PRICE            WORLDWIDE
                                                    EMERGING MARKETS       EQUITY               HARD
                                                         EQUITY            INCOME              ASSETS
                                                    -------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.................................   $          --      $     647,829      $      22,999
  Mortality and expense risk and administrative
    charges.......................................        (490,056)          (434,711)           (42,481)
                                                     -------------      -------------      -------------
      Net investment income (loss)................        (490,056)           213,118            (19,482)
                                                     -------------      -------------      -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments...............      12,928,070          2,330,473          1,087,547
  Cost of investments sold........................     (12,079,445)        (2,376,112)        (1,015,667)
                                                     -------------      -------------      -------------
      Net realized gain (loss) on investments.....         848,625            (45,639)            71,880
  Realized gain distribution received.............       4,991,556          2,070,066                 --
  Change in unrealized appreciation (depreciation)
    on investments................................     (23,965,687)         2,057,980            230,672
                                                     -------------      -------------      -------------
      Net gain (loss) on investments..............     (18,125,506)         4,082,407            302,552
                                                     -------------      -------------      -------------
  Increase (decrease) attributable to New York
    Life Insurance and Annuity Corporation charges
    retained by the Separate Account..............          54,600             (7,068)               (20)
                                                     -------------      -------------      -------------
      Net increase (decrease) in total equity
        resulting
        from operations...........................   $ (18,560,962)     $   4,288,457      $     283,050
                                                     =============      =============      =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF CHANGES IN TOTAL EQUITY
For the years ended December 31, 2000
and December 31, 1999

                                                                 MAINSTAY VP                       MAINSTAY VP
                                                            CAPITAL APPRECIATION                 CASH MANAGEMENT
                                                       -------------------------------   -------------------------------
                                                            2000             1999             2000             1999
                                                       -------------------------------------------------------
INCREASE (DECREASE) IN TOTAL EQUITY:
  Operations:
    Net investment income (loss).....................  $  (10,602,340)  $   (6,801,527)  $    8,420,513   $    6,317,777
    Net realized gain (loss) on investments..........      25,100,430       31,662,959            1,001             (610)
    Realized gain distribution received..............      50,255,513       24,098,794               --               77
    Change in unrealized appreciation (depreciation)
      on investments.................................    (165,613,796)      68,925,559             (249)             453
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         496,733         (300,890)         (31,510)         (20,754)
                                                       --------------   --------------   --------------   --------------
      Net increase (decrease) in total equity
        resulting from operations....................    (100,363,460)     117,584,895        8,389,755        6,296,943
                                                       --------------   --------------   --------------   --------------
  Contributions and (Withdrawals):
    Policyowners' premium payments...................     111,319,611       34,382,497      733,667,989    1,155,909,385
    Policyowners' surrenders.........................     (34,544,718)     (18,700,983)     (20,222,444)     (11,574,989)
    Policyowners' annuity and death benefits.........      (4,586,371)      (2,652,375)      (2,226,423)      (1,882,423)
    Net transfers from (to) Fixed Account............      18,702,189        1,385,445       (3,940,505)      (7,387,762)
    Transfers between Investment Divisions...........     104,018,850      157,351,663     (838,452,951)    (968,197,144)
    Withdrawal of seed money by NYLIAC...............              --               --               --               --
                                                       --------------   --------------   --------------   --------------
      Net contributions and (withdrawals)............     194,909,561      171,766,247     (131,174,334)     166,867,067
                                                       --------------   --------------   --------------   --------------
        Increase (decrease) in total equity..........      94,546,101      289,351,142     (122,784,579)     173,164,010
TOTAL EQUITY:
    Beginning of year................................     657,328,910      367,977,768      294,242,599      121,078,589
                                                       --------------   --------------   --------------   --------------
    End of year......................................  $  751,875,011   $  657,328,910   $  171,458,020   $  294,242,599
                                                       ==============   ==============   ==============   ==============


                                                                 MAINSTAY VP                       MAINSTAY VP
                                                            INTERNATIONAL EQUITY                  TOTAL RETURN
                                                       -------------------------------   -------------------------------
                                                            2000             1999             2000             1999
                                                       -------------------------------------------------------
INCREASE (DECREASE) IN TOTAL EQUITY:
  Operations:
    Net investment income (loss).....................  $     (159,518)  $     (175,102)  $    2,573,198   $    1,528,260
    Net realized gain (loss) on investments..........       1,432,834          804,225        2,236,321        2,683,778
    Realized gain distribution received..............       1,319,785          462,134       27,774,424        8,277,954
    Change in unrealized appreciation (depreciation)
      on investments.................................      (7,570,836)       3,535,130      (53,020,104)      26,859,289
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............          15,804          (11,646)         117,458         (106,692)
                                                       --------------   --------------   --------------   --------------
      Net increase (decrease) in total equity
        resulting from operations....................      (4,961,931)       4,614,741      (20,318,703)      39,242,589
                                                       --------------   --------------   --------------   --------------
  Contributions and (Withdrawals):
    Policyowners' premium payments...................       2,723,634        1,111,621       39,597,773       14,574,035
    Policyowners' surrenders.........................      (1,153,047)        (487,657)     (16,123,878)      (9,356,112)
    Policyowners' annuity and death benefits.........        (176,519)        (112,067)      (2,585,778)      (1,640,052)
    Net transfers from (to) Fixed Account............       1,119,482          179,080        6,784,878         (207,261)
    Transfers between Investment Divisions...........       3,737,007        2,287,180       28,553,657       59,847,100
                                                       --------------   --------------   --------------   --------------
      Net contributions and (withdrawals)............       6,250,557        2,978,157       56,226,652       63,217,710
                                                       --------------   --------------   --------------   --------------
        Increase (decrease) in total equity..........       1,288,626        7,592,898       35,907,949      102,460,299
TOTAL EQUITY:
    Beginning of year................................      22,728,639       15,135,741      305,977,939      203,517,640
                                                       --------------   --------------   --------------   --------------
    End of year......................................  $   24,017,265   $   22,728,639   $  341,885,888   $  305,977,939
                                                       ==============   ==============   ==============   ==============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                  MAINSTAY VP
              MAINSTAY VP                       MAINSTAY VP                       HIGH YIELD
              CONVERTIBLE                       GOVERNMENT                      CORPORATE BOND
    -------------------------------   -------------------------------   -------------------------------
         2000             1999             2000             1999             2000             1999
    ---------------------------------------------------------------------------------------------------
    $    3,097,598   $    1,509,545   $    2,811,167   $    2,376,269   $   45,067,565   $   40,092,949
         1,171,629          480,348       (1,358,534)         170,114       (2,805,144)         701,768
         8,506,734        6,416,144               --               --           18,304        7,725,965
       (24,166,144)       8,269,879        3,457,642       (4,154,780)     (71,659,164)     (12,128,579)
            33,834          (41,855)         (16,752)           1,610           65,335         (117,590)
    --------------   --------------   --------------   --------------   --------------   --------------
       (11,356,349)      16,634,061        4,893,523       (1,606,787)     (29,313,104)      36,274,513
    --------------   --------------   --------------   --------------   --------------   --------------
        35,826,218        2,620,934        7,725,487        3,472,181       34,654,297       20,962,012
        (3,786,921)      (1,292,532)      (3,508,145)      (2,236,959)     (23,653,886)     (17,095,230)
        (1,014,467)        (166,083)        (368,014)        (239,141)      (4,519,386)      (3,256,960)
        10,625,948          366,068        2,374,856         (223,529)       4,296,836         (606,163)
        42,067,416        8,760,834      (11,015,259)      21,161,456       (6,403,431)      54,594,175
       (10,000,000)              --               --               --               --               --
    --------------   --------------   --------------   --------------   --------------   --------------
        73,718,194       10,289,221       (4,791,075)      21,934,008        4,374,430       54,597,834
    --------------   --------------   --------------   --------------   --------------   --------------
        62,361,845       26,923,282          102,448       20,327,221      (24,938,674)      90,872,347
        65,034,280       38,110,998       60,001,109       39,673,888      400,992,742      310,120,395
    --------------   --------------   --------------   --------------   --------------   --------------
    $  127,396,125   $   65,034,280   $   60,103,557   $   60,001,109   $  376,054,068   $  400,992,742
    ==============   ==============   ==============   ==============   ==============   ==============


              MAINSTAY VP                       MAINSTAY VP                       MAINSTAY VP
                 VALUE                             BOND                          GROWTH EQUITY
    -------------------------------   -------------------------------   -------------------------------
         2000             1999             2000             1999             2000             1999
    ---------------------------------------------------------------------------------------------------
    $       15,346   $     (267,183)  $    4,338,546   $    3,927,240   $   (2,996,696)  $   (1,602,606)
         1,972,003        3,098,267         (628,925)           1,261        3,535,546        2,567,721
         5,072,294               --               --            6,418       38,589,711       27,931,332
         8,725,818        7,362,393        2,831,475       (6,083,539)     (59,601,372)      34,621,533
           (18,755)         (20,443)         (23,092)           1,926          157,041         (173,616)
    --------------   --------------   --------------   --------------   --------------   --------------
        15,766,706       10,173,034        6,518,004       (2,146,694)     (20,315,770)      63,344,364
    --------------   --------------   --------------   --------------   --------------   --------------
        10,319,353        6,471,643        5,472,326        5,568,019       64,316,841       16,960,756
        (9,385,090)      (6,675,519)      (4,394,982)      (3,545,674)     (16,395,828)      (7,639,866)
        (1,272,666)        (912,254)        (784,749)        (681,286)      (1,798,646)      (1,074,648)
         1,380,397          (65,568)       2,564,107          325,965       14,515,024        1,537,864
       (13,186,883)      (1,237,019)      (5,852,549)      21,251,994       65,007,661       63,978,954
    --------------   --------------   --------------   --------------   --------------   --------------
       (12,144,889)      (2,418,717)      (2,995,847)      22,919,018      125,645,052       73,763,060
    --------------   --------------   --------------   --------------   --------------   --------------
         3,621,817        7,754,317        3,522,157       20,772,324      105,329,282      137,107,424
       165,397,331      157,643,014       82,560,559       61,788,235      317,272,697      180,165,273
    --------------   --------------   --------------   --------------   --------------   --------------
    $  169,019,148   $  165,397,331   $   86,082,716   $   82,560,559   $  422,601,979   $  317,272,697
    ==============   ==============   ==============   ==============   ==============   ==============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2000
and December 31, 1999

                                                                                                MAINSTAY VP
                                                                MAINSTAY VP                  AMERICAN CENTURY
                                                              INDEXED EQUITY                  INCOME & GROWTH
                                                       -----------------------------   -----------------------------
                                                           2000            1999            2000            1999
                                                       -------------------------------------------------------------
INCREASE (DECREASE) IN TOTAL EQUITY:
  Operations:
    Net investment income (loss).....................  $  (3,237,978)  $  (1,261,919)  $    (420,475)  $    (180,410)
    Net realized gain (loss) on investments..........      9,749,317      26,734,785         259,120         250,616
    Realized gain distribution received..............     14,116,026       9,223,306          88,249              --
    Change in unrealized appreciation (depreciation)
      on investments.................................   (106,168,978)     61,187,782      (7,348,735)      5,818,304
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        361,322        (248,381)         29,647         (16,085)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in total equity
        resulting from operations....................    (85,180,291)     95,635,573      (7,392,194)      5,872,425
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Policyowners' premium payments...................     87,989,207      39,131,214       7,574,559       4,260,261
    Policyowners' surrenders.........................    (33,770,454)    (19,102,715)     (1,866,785)       (868,297)
    Policyowners' annuity and death benefits.........     (5,347,452)     (2,992,825)       (185,365)       (152,200)
    Net transfers from (to) Fixed Account............     28,159,875       4,837,916       4,727,285       1,482,006
    Transfers between Investment Divisions...........     81,869,947     159,603,918       7,631,772      15,165,095
    Withdrawal of seed money by NYLIAC...............             --              --              --              --
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............    158,901,123     181,477,508      17,881,466      19,886,865
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in total equity..........     73,720,832     277,113,081      10,489,272      25,759,290
TOTAL EQUITY:
    Beginning of year................................    684,700,676     407,587,595      50,327,503      24,568,213
                                                       -------------   -------------   -------------   -------------
    End of year......................................  $ 758,421,508   $ 684,700,676   $  60,816,775   $  50,327,503
                                                       =============   =============   =============   =============


                                                                  CALVERT                        FIDELITY
                                                                  SOCIAL                          VIP II
                                                                 BALANCED                      CONTRAFUND(R)
                                                       -----------------------------   -----------------------------
                                                           2000            1999            2000            1999
                                                       -------------------------------------------------------------
INCREASE (DECREASE) IN TOTAL EQUITY:
  Operations:
    Net investment income (loss).....................  $     135,980   $     210,667   $  (3,283,844)  $  (1,828,463)
    Net realized gain (loss) on investments..........         55,563         204,424       2,527,567       2,493,353
    Realized gain distribution received..............        813,413       1,370,648      32,205,119       4,369,968
    Change in unrealized appreciation (depreciation)
      on investments.................................     (2,265,814)       (239,125)    (56,999,558)     33,698,949
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............          6,423          (3,911)        130,531         (98,601)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in total equity
        resulting from operations....................     (1,254,435)      1,542,703     (25,420,185)     38,635,206
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Policyowners' premium payments...................      4,494,907       1,218,283      46,270,381      21,562,788
    Policyowners' surrenders.........................     (1,057,669)       (389,555)    (12,902,569)     (5,721,665)
    Policyowners' annuity and death benefits.........       (173,038)        (44,732)     (1,334,398)       (603,445)
    Net transfers from (to) Fixed Account............      2,043,766         383,374      25,809,383       4,530,876
    Transfers between Investment Divisions...........      4,278,613       5,730,352      43,697,704      69,788,898
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............      9,586,579       6,897,722     101,540,501      89,557,452
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in total equity..........      8,332,144       8,440,425      76,120,316     128,192,658
TOTAL EQUITY:
    Beginning of year................................     18,487,241      10,046,816     245,305,359     117,112,701
                                                       -------------   -------------   -------------   -------------
    End of year......................................  $  26,819,385   $  18,487,241   $ 321,425,675   $ 245,305,359
                                                       =============   =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

             MainStay VP                     MainStay VP                     MainStay VP
               Dreyfus                       Eagle Asset                        Lord                            Alger
                Large                        Management                        Abbett                         American
               Company                         Growth                        Developing                         Small
                Value                          Equity                          Growth                      Capitalization
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2000            1999            2000            1999            2000            1999            2000            1999
    -----------------------------------------------------------------------------------------------------------------------------
    $    (185,290)  $    (102,852)  $  (1,824,284)  $    (351,819)  $    (478,118)  $     198,772   $  (1,296,468)  $    (431,695)
          122,839          77,286       7,688,979         324,711         566,218         (33,340)    (41,988,748)      2,334,162
          615,857              --      15,711,265       2,447,031         943,627              --      34,726,123       3,276,996
        1,282,595       1,098,415     (53,995,450)     13,826,296      (8,512,850)      5,050,045     (27,682,001)      8,718,638
           (1,064)         (3,398)         96,937         (39,596)         29,293         (16,473)        106,785         (35,455)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        1,834,937       1,069,451     (32,322,553)     16,206,623      (7,451,830)      5,199,004     (36,134,309)     13,862,646
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        4,230,310       1,282,654      56,917,203       3,625,755       3,736,916       1,634,924      27,374,775       3,509,225
         (925,689)       (439,054)     (4,319,692)       (382,671)     (1,173,756)       (385,998)     (3,433,805)       (977,668)
         (319,276)        (36,081)       (578,460)        (28,061)        (45,347)            (50)       (373,087)       (159,596)
        2,556,929         835,237      15,876,356       1,113,574       1,523,807         566,892      11,298,510       1,235,110
        5,068,496       6,389,989      87,344,821      15,046,226       6,271,420       5,707,840      44,204,440      11,588,412
               --              --     (15,000,000)             --              --              --              --              --
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       10,610,770       8,032,745     140,240,228      19,374,823      10,313,040       7,523,608      79,070,833      15,195,483
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       12,445,707       9,102,196     107,917,675      35,581,446       2,861,210      12,722,612      42,936,524      29,058,129
       25,701,326      16,599,130      52,015,034      16,433,588      27,071,745      14,349,133      51,859,984      22,801,855
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $  38,147,033   $  25,701,326   $ 159,932,709   $  52,015,034   $  29,932,955   $  27,071,745   $  94,796,508   $  51,859,984
    =============   =============   =============   =============   =============   =============   =============   =============

                                                                             JANUS ASPEN                       MFS(R)
              FIDELITY                       JANUS ASPEN                       SERIES                          GROWTH
                 VIP                           SERIES                         WORLDWIDE                         WITH
            EQUITY-INCOME                     BALANCED                         GROWTH                       INCOME SERIES
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2000            1999            2000            1999            2000            1999            2000            1999
    -----------------------------------------------------------------------------------------------------------------------------
    $     246,478   $    (175,571)  $   7,635,454   $   2,832,210   $  (4,583,321)  $  (2,256,400)  $    (241,238)  $    (130,173)
        1,030,636         580,522         939,866         805,452       2,919,298      11,604,159         174,748          15,261
        8,082,585       2,866,449      44,689,221              --      41,057,453              --         182,991          32,955
        1,267,673         473,073     (74,511,518)     46,892,559    (147,911,692)    102,746,265        (483,943)        812,574
          (10,400)        (11,677)         94,957        (137,780)        367,196        (268,363)          5,342          (1,900)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       10,616,972       3,732,796     (21,152,020)     50,392,441    (108,151,066)    111,825,661        (362,100)        728,717
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       17,665,558       8,723,485     117,758,343      30,725,045     119,333,550      18,445,442       5,227,254       2,753,891
       (6,681,888)     (3,848,099)    (21,229,768)     (7,304,738)    (19,051,964)     (6,629,373)       (931,527)       (336,762)
         (816,611)       (702,180)     (3,092,621)     (1,244,078)     (2,596,140)       (866,431)       (197,218)        (33,617)
        8,090,642       2,023,538      45,061,269       9,244,304      36,925,717       4,588,132       3,457,791       1,403,061
        6,691,225      29,068,136     147,098,302     151,576,991     154,207,110      77,716,412       3,983,700       9,619,218
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       24,948,926      35,264,880     285,595,525     182,997,524     288,818,273      93,254,182      11,540,000      13,405,791
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       35,565,898      38,997,676     264,443,505     233,389,965     180,667,207     205,079,843      11,177,900      14,134,508
      123,981,942      84,984,266     338,124,580     104,734,615     329,693,894     124,614,051      18,732,369       4,597,861
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $ 159,547,840   $ 123,981,942   $ 602,568,085   $ 338,124,580   $ 510,361,101   $ 329,693,894   $  29,910,269   $  18,732,369
    =============   =============   =============   =============   =============   =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2000
and December 31, 1999

                                                                                              MORGAN STANLEY
                                                                                                    UIF
                                                                  MFS(R)                     EMERGING MARKETS
                                                              RESEARCH SERIES                     EQUITY
                                                       -----------------------------   -----------------------------
                                                           2000            1999            2000            1999
                                                       -------------------------------------------------------
INCREASE (DECREASE) IN TOTAL EQUITY:
  Operations:
    Net investment income (loss).....................  $    (443,355)  $     (83,450)  $    (490,056)  $    (155,055)
    Net realized gain (loss) on investments..........        147,776         179,884         848,625        (312,006)
    Realized gain distribution received..............      1,404,903          47,348       4,991,556              --
    Change in unrealized appreciation (depreciation)
      on investments.................................     (6,283,009)      1,849,509     (23,965,687)      9,467,305
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         18,827          (4,115)         54,600         (19,162)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in total equity
        resulting from operations....................     (5,154,858)      1,989,176     (18,560,962)      8,981,082
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Policyowners' premium payments...................     17,653,674       2,836,575       9,211,505       1,600,831
    Policyowners' surrenders.........................     (1,225,528)       (170,420)     (1,431,130)       (638,716)
    Policyowners' annuity and death benefits.........       (217,255)         (1,713)       (139,645)        (42,089)
    Net transfers from (to) Fixed Account............      8,587,290       1,448,410       2,708,654         537,872
    Transfers between Investment Divisions...........     19,640,292       4,404,982      13,347,824       7,021,890
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............     44,438,473       8,517,834      23,697,208       8,479,788
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in total equity..........     39,283,615      10,507,010       5,136,246      17,460,870
TOTAL EQUITY:
    Beginning of year................................     13,235,866       2,728,856      23,676,871       6,216,001
                                                       -------------   -------------   -------------   -------------
    End of year......................................  $  52,519,481   $  13,235,866   $  28,813,117   $  23,676,871
                                                       =============   =============   =============   =============

                                                                  T. ROWE                         VAN ECK
                                                                   PRICE                         WORLDWIDE
                                                                  EQUITY                           HARD
                                                                  INCOME                          ASSETS
                                                       -----------------------------   -----------------------------
                                                           2000            1999            2000            1999
                                                       -------------------------------------------------------
INCREASE (DECREASE) IN TOTAL EQUITY:
  Operations:
    Net investment income (loss).....................  $     213,118   $     124,598   $     (19,482)  $      (9,489)
    Net realized gain (loss) on investments..........        (45,639)        256,614          71,880         104,879
    Realized gain distribution received..............      2,070,066         998,267              --              --
    Change in unrealized appreciation (depreciation)
      on investments.................................      2,057,980      (1,375,827)        230,672          90,024
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         (7,068)           (251)            (20)           (472)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in total equity
        resulting from operations....................      4,288,457           3,401         283,050         184,942
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Policyowners' premium payments...................      6,188,074       2,744,823         679,098         320,055
    Policyowners' surrenders.........................     (1,453,153)       (751,362)       (169,224)        (25,725)
    Policyowners' annuity and death benefits.........       (175,568)        (66,820)        (79,360)             --
    Net transfers from (to) Fixed Account............      3,456,556       1,185,381         245,403         (76,098)
    Transfers between Investment Divisions...........      5,699,471      11,526,859       1,983,406       1,238,541
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............     13,715,380      14,638,881       2,659,323       1,456,773
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in total equity..........     18,003,837      14,642,282       2,942,373       1,641,715
TOTAL EQUITY:
    Beginning of year................................     24,724,011      10,081,729       2,065,523         423,808
                                                       -------------   -------------   -------------   -------------
    End of year......................................  $  42,727,848   $  24,724,011   $   5,007,896   $   2,065,523
                                                       =============   =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTES TO FINANCIAL STATEMENTS

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------
N
    YLIAC Variable Annuity Separate Account-III ("Separate Account" formerly, "LifeStages Annuity Separate Account") was established on November 30, 1994, under Delaware law by New York Life Insurance and Annuity Corporation
("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account funds Series I policies (LifeStages()(R) Variable Annuity, LifeStages()(R) Flexible Premium Variable Annuity and MainStay Plus Variable Annuity), Series II policies (LifeStages()(R) Access Variable Annuity and MainStay Access Variable Annuity), and Series III policies (LifeStages()(R) Premium Plus Variable Annuity and MainStay Premium Plus Variable Annuity). This account was established to receive and invest premium payments under Non-Qualified and Tax Qualified Flexible Premium Variable Retirement Annuity Policies issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Qualified policies are designed to establish retirement benefits for individuals who participate in qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors Inc. and sold by registered representatives of NYLIFE Securities Inc., certain banking and financial institutions which have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors Inc. is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"), both of which are wholly-owned subsidiaries of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

  The assets of the Separate Account are invested in the shares of the MainStay VP Series Fund, Inc. (formerly, "New York Life MFA Series Fund, Inc."), the Alger American Fund, the Calvert Variable Series, Inc. (formerly, "Acacia Capital Corporation"), the Fidelity Variable Insurance Products Fund II, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Universal Institutional Funds, Inc. (formerly, "Morgan Stanley Dean Witter Universal Funds, Inc."), the T. Rowe Price Equity Series, Inc., and the Van Eck Worldwide Insurance Trust (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

  New York Life Insurance Company, MacKay Shields LLC, Madison Square Advisors LLC and Monitor Capital Advisors LLC provide investment advisory services to the MainStay VP Series Funds for a fee. MacKay Shields LLC, Madison Square Advisors LLC and Monitor Capital Advisors LLC are wholly-owned subsidiaries of NYLIM Holdings. Effective January 2, 2001, New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, was substituted for Madison Square Advisors as investment adviser for the Bond and Growth Equity Portfolios and for Monitor Capital Advisors as investment adviser for the Indexed Equity Portfolio. NYLIM has assumed all of the interests, rights and responsibilities of Madison Square Advisors and Monitor Capital Advisors under the Advisory Agreements to which it is a party. The terms and conditions of these agreements, including fees paid, have not changed in any other respect. The substitution has not resulted in any change of the advisory and other personnel servicing the Portfolios.

  The Separate Account offers twenty-six variable Investment Divisions, with their respective fund portfolios, for Policyowners to invest premium payments. The following Investment Divisions are available for all Series I, Series II and Series III policies: MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Government, MainStay VP High Yield Corporate Bond, MainStay VP International Equity, MainStay VP Total Return, MainStay VP Value, MainStay VP Bond, MainStay VP Growth Equity, MainStay VP Indexed Equity, MainStay VP American Century Income & Growth, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity, MainStay VP Lord Abbett Developing Growth, Alger American Small Capitalization, Calvert Social Balanced (formerly, "Calvert Socially Responsible"), Fidelity VIP II Contrafund(R), Fidelity VIP Equity-Income, Janus Aspen Series Balanced, Janus Aspen Series Worldwide Growth, MFS(R) Growth With Income Series, MFS(R) Research Series, Morgan Stanley UIF Emerging Markets Equity (formerly, "Morgan Stanley Dean Witter Emerging Markets Equity"), T. Rowe Price Equity Income, and Van Eck Worldwide Hard Assets. Each Investment Division of the Separate Account will invest exclusively in the corresponding eligible portfolio.

  For all policies within Series I, II, & III, initial premium payments are allocated to the Investment Divisions, Fixed Account and/or Dollar Cost Averaging Advantage Plan Accounts (where approved) within two Business Days after receipt. (For LifeStages(R) Variable Annuity policies issued in the state of New York, initial premium payments are allocated to the Cash Management Investment Division for 15 days before being allocated to the specific Investment Divisions selected by the policyowner; initial premium payments designated for the Fixed Account are allocated as requested by the policyowner within two Business Days after receipt.) For all policies, subsequent premium payments are allocated to the Investment Divisions, Fixed Account and/or Dollar Cost Averaging Advantage Plan Accounts (where approved) at the close of the

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

Business Day they are received. In addition, for all policies, the Policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the Fixed Account of NYLIAC.

  No Federal income tax is payable on investment income or capital gains of the Separate Account under current Federal income tax law.

  Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

  Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

  Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

  The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

A

    t December 31, 2000, the investments of the Separate Account are as follows:

                                                           MAINSTAY VP          MAINSTAY VP
                                                             CAPITAL               CASH             MAINSTAY VP
                                                           APPRECIATION         MANAGEMENT          CONVERTIBLE
                                                           ----------------------------------------------------
Number of shares.........................................      24,478             172,035              11,933
Identified cost*.........................................    $737,706            $172,034            $145,245

                                                                               MAINSTAY VP         MAINSTAY VP
                                                                                AMERICAN             DREYFUS
                                                           MAINSTAY VP           CENTURY              LARGE
                                                             INDEXED             INCOME              COMPANY
                                                             EQUITY             & GROWTH              VALUE
                                                           ---------------------------------------------------
Number of shares.........................................     28,309               5,407               3,389
Identified cost*.........................................   $717,140            $ 60,311            $ 35,138

* The cost stated also represents the aggregate cost for Federal income tax purposes.

  Investment activity for the year ended December 31, 2000, was as follows:

                                                           MAINSTAY VP          MAINSTAY VP
                                                             CAPITAL               CASH             MAINSTAY VP
                                                           APPRECIATION         MANAGEMENT          CONVERTIBLE
                                                           ----------------------------------------------------
Purchases................................................    $283,922            $334,794            $ 96,358
Proceeds from sales......................................      48,749             457,903              10,777

                                                                               MAINSTAY VP         MAINSTAY VP
                                                                                AMERICAN             DREYFUS
                                                           MAINSTAY VP           CENTURY              LARGE
                                                             INDEXED             INCOME              COMPANY
                                                             EQUITY             & GROWTH              VALUE
                                                           ---------------------------------------------------
Purchases................................................   $191,020            $ 19,181            $ 12,967
Proceeds from sales......................................     20,676               1,569               1,888

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                                        MAINSTAY VP
     MAINSTAY VP       HIGH YIELD     INTERNATIONAL        TOTAL         MAINSTAY VP      MAINSTAY VP         GROWTH
      GOVERNMENT     CORPORATE BOND       EQUITY           RETURN           VALUE             BOND            EQUITY
    --------------------------------------------------------------------------------------------------------------------
          5,965           43,300            2,025           17,858           10,463            6,860           17,465
       $ 61,129         $490,580         $ 26,353         $327,730         $164,681         $ 91,206         $432,551

     MAINSTAY VP      MAINSTAY VP
     EAGLE ASSET          LORD            ALGER
      MANAGEMENT         ABBETT          AMERICAN         CALVERT          FIDELITY         FIDELITY       JANUS ASPEN
        GROWTH         DEVELOPING         SMALL            SOCIAL           VIP II            VIP             SERIES
        EQUITY           GROWTH       CAPITALIZATION      BALANCED      CONTRAFUND(R)    EQUITY-INCOME       BALANCED
    --------------------------------------------------------------------------------------------------------------------
         10,791            3,194            4,048           13,441           13,584            6,273           24,870
       $198,213         $ 33,532         $112,305         $ 29,089         $323,631         $152,530         $614,223

                      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                                        MAINSTAY VP
     MAINSTAY VP       HIGH YIELD     INTERNATIONAL        TOTAL         MAINSTAY VP      MAINSTAY VP         GROWTH
      GOVERNMENT     CORPORATE BOND       EQUITY           RETURN           VALUE             BOND            EQUITY
    --------------------------------------------------------------------------------------------------------------------
       $ 18,921         $ 82,132         $ 22,442         $ 92,842         $ 18,230         $ 12,871         $173,310
         20,936           32,701           15,015            6,099           25,303           11,536           11,631

     MAINSTAY VP      MAINSTAY VP
     EAGLE ASSET          LORD            ALGER
      MANAGEMENT         ABBETT          AMERICAN         CALVERT          FIDELITY         FIDELITY       JANUS ASPEN
        GROWTH         DEVELOPING         SMALL            SOCIAL           VIP II            VIP             SERIES
        EQUITY           GROWTH       CAPITALIZATION      BALANCED      CONTRAFUND(R)    EQUITY-INCOME       BALANCED
    --------------------------------------------------------------------------------------------------------------------
       $174,728         $ 18,531         $194,869         $ 11,894         $138,305         $ 51,081         $341,472
         20,135            7,706           82,133            1,325            7,481           17,687            2,544

--------------------------------------------------------------------------------

                                                   JANUS ASPEN              MFS(R)
                                                      SERIES                GROWTH
                                                    WORLDWIDE                WITH                    MFS(R)
                                                      GROWTH             INCOME SERIES          RESEARCH SERIES
                                                  ---------------------------------------------------------------
Number of shares................................       13,846                 1,428                    2,533
Identified cost*................................     $539,684              $ 29,262                 $ 56,854

                                                  MORGAN STANLEY
                                                       UIF                  T. ROWE                 VAN ECK
                                                     EMERGING                PRICE                 WORLDWIDE
                                                     MARKETS                EQUITY                    HARD
                                                      EQUITY                INCOME                   ASSETS
                                                  ---------------------------------------------------------------
Number of shares................................        4,077                 2,193                      416
Identified cost*................................     $ 46,369              $ 41,935                 $  4,701

* The cost stated also represents the aggregate cost for Federal income tax purposes.

                                                   JANUS ASPEN              MFS(R)
                                                      SERIES                GROWTH
                                                    WORLDWIDE                WITH                    MFS(R)
                                                      GROWTH             INCOME SERIES          RESEARCH SERIES
                                                  ---------------------------------------------------------------
Purchases.......................................     $345,649              $ 12,683                 $ 46,499
Proceeds from sales.............................       19,411                 1,157                      963

                                                  MORGAN STANLEY
                                                       UIF                  T. ROWE                 VAN ECK
                                                     EMERGING                PRICE                 WORLDWIDE
                                                     MARKETS                EQUITY                    HARD
                                                      EQUITY                INCOME                   ASSETS
                                                  ---------------------------------------------------------------
Purchases.......................................     $ 41,196              $ 18,380                 $  3,737
Proceeds from sales.............................       12,928                 2,330                    1,088

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

NOTE 3--Mortality and Expense Risk and Administrative Charges:
--------------------------------------------------------------------------------

T
    he Separate Account is charged for administrative services provided and the mortality and expense risks assumed by NYLIAC. For Series I, Series II, and Series III policies these charges are made daily at an annual rate of 1.40%, 1.55%, and 1.60%, respectively of the daily net asset value of each
Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the Policyowners.

--------------------------------------------------------------------------------
NOTE 4 --Distribution of Net Income:
--------------------------------------------------------------------------------

T
    he Separate Account does not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

T

    ransactions in accumulation units for the years ended December 31, 2000 and December 31, 1999, were as follows:

                                                                   MAINSTAY VP                           MAINSTAY VP
                                                              CAPITAL APPRECIATION                     CASH MANAGEMENT
                                                           ---------------------------           ---------------------------
                                                           2000(a)              1999             2000(a)              1999
                                                           --------------------------------------------------------
SERIES I POLICIES
Units redeemed on contributions by NYLIAC..............         --                  --                --                  --
Units issued on premium payments.......................      3,837               1,403           604,129             994,277
Units redeemed on surrenders...........................     (1,216)               (761)          (14,313)             (9,939)
Units redeemed on annuity and death benefits...........       (163)               (109)           (1,838)             (1,624)
Units issued (redeemed) on net transfers from (to)
  Fixed Account........................................        648                  51            (3,589)             (6,353)
Units issued (redeemed) on transfers between Investment
  Divisions............................................      3,663               6,500           (700,084)          (833,417)
                                                           --------           --------           --------           --------
  Net increase (decrease)..............................      6,769               7,084           (115,695)           142,944
Units outstanding, beginning of year...................     23,024              15,940           248,786             105,842
                                                           --------           --------           --------           --------
Units outstanding, end of year.........................     29,793              23,024           133,091             248,786
                                                           ========           ========           ========           ========
SERIES II POLICIES
Units issued on premium payments.......................        117                  --             7,189                  --
Units redeemed on surrenders...........................         (5)                 --            (2,874)                 --
Units redeemed on annuity and death benefits...........         --                  --                --                  --
Units issued (redeemed) on net transfers from (to)
  Fixed Account........................................         --                  --               245                  --
Units issued (redeemed) on transfers between Investment
  Divisions............................................         11                  --              (486)                 --
                                                           --------           --------           --------           --------
  Net increase (decrease)..............................        123                  --             4,074                  --
Units outstanding, beginning of year...................         --                  --                --                  --
                                                           --------           --------           --------           --------
Units outstanding, end of year.........................        123                  --             4,074                  --
                                                           ========           ========           ========           ========
SERIES III POLICIES
Units issued on premium payments.......................        130                  --             2,624                  --
Units redeemed on surrenders...........................         (1)                 --               (58)                 --
Units redeemed on annuity and death benefits...........         --                  --                --                  --
Units issued (redeemed) on net transfers from (to)
  Fixed Account........................................         70                  --               122                  --
Units issued (redeemed) on transfers between Investment
  Divisions............................................         11                  --              (102)                 --
                                                           --------           --------           --------           --------
  Net increase (decrease)..............................        210                  --             2,586                  --
Units outstanding, beginning of year...................         --                  --                --                  --
                                                           --------           --------           --------           --------
Units outstanding, end of year.........................        210                  --             2,586                  --
                                                           ========           ========           ========           ========

(a) For Series II and Series III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                    MAINSTAY VP
        MAINSTAY VP           MAINSTAY VP           HIGH YIELD
        CONVERTIBLE           GOVERNMENT          CORPORATE BOND
    -------------------   -------------------   -------------------
    2000(a)      1999     2000(a)      1999     2000(a)      1999
    ---------------------------------------------------------------
       (629)         --        --          --        --          --
      1,955         178       579         287     2,139       1,369
       (220)        (92)     (283)       (184)   (1,512)     (1,120)
        (60)        (11)      (30)        (20)     (289)       (213)
        625          22       187         (19)      266         (40)
      2,376         590      (953)      1,736      (420)      3,553
    --------   --------   --------   --------   --------   --------
      4,047         687      (500)      1,800       184       3,549
      3,826       3,139     5,008       3,208    25,509      21,960
    --------   --------   --------   --------   --------   --------
      7,873       3,826     4,508       5,008    25,693      25,509
    ========   ========   ========   ========   ========   ========
        163          --        21          --        89          --
         (2)         --        --          --        (3)         --
         --          --        --          --        --          --
         (8)         --        --          --        --          --
         (3)         --         6          --        (1)         --
    --------   --------   --------   --------   --------   --------
        150          --        27          --        85          --
         --          --        --          --        --          --
    --------   --------   --------   --------   --------   --------
        150          --        27          --        85          --
    ========   ========   ========   ========   ========   ========
         59          --         4          --        45          --
         --          --        --          --        --          --
         --          --        --          --        --          --
         16          --         1          --        17          --
          6          --        --          --        (8)         --
    --------   --------   --------   --------   --------   --------
         81          --         5          --        54          --
         --          --        --          --        --          --
    --------   --------   --------   --------   --------   --------
         81          --         5          --        54          --
    ========   ========   ========   ========   ========   ========

--------------------------------------------------------------------------------

                                                                   MAINSTAY VP                           MAINSTAY VP
                                                              INTERNATIONAL EQUITY                      TOTAL RETURN
                                                           ---------------------------           ---------------------------
                                                           2000(a)              1999             2000(a)              1999
                                                           --------------------------------------------------------
SERIES I POLICIES
Units issued on premium payments.......................        155                  71             1,727                 771
Units redeemed on surrenders...........................        (68)                (31)             (765)               (492)
Units redeemed on annuity and death benefits...........        (11)                 (7)             (123)                (86)
Units issued (redeemed) on net transfers from (to)
  Fixed Account........................................         65                  11               316                 (15)
Units issued (redeemed) on transfers between Investment
  Divisions............................................        211                 148             1,363               3,195
                                                           --------           --------           --------           --------
  Net increase (decrease)..............................        352                 192             2,518               3,373
Units outstanding, beginning of year...................      1,204               1,012            14,509              11,136
                                                           --------           --------           --------           --------
Units outstanding, end of year.........................      1,556               1,204            17,027              14,509
                                                           ========           ========           ========           ========
SERIES II POLICIES
Units issued on premium payments.......................         13                  --               295                  --
Units redeemed on surrenders...........................         --                  --                --                  --
Units redeemed on annuity and death benefits...........         --                  --                --                  --
Units issued (redeemed) on net transfers from (to)
  Fixed Account........................................         --                  --                --                  --
Units issued (redeemed) on transfers between Investment
  Divisions............................................          5                  --                 2                  --
                                                           --------           --------           --------           --------
  Net increase (decrease)..............................         18                  --               297                  --
Units outstanding, beginning of year...................         --                  --                --                  --
                                                           --------           --------           --------           --------
Units outstanding, end of year.........................         18                  --               297                  --
                                                           ========           ========           ========           ========
SERIES III POLICIES
Units issued on premium payments.......................          4                  --                39                  --
Units redeemed on surrenders...........................         --                  --                --                  --
Units redeemed on annuity and death benefits...........         --                  --                --                  --
Units issued (redeemed) on net transfers from (to)
  Fixed Account........................................          8                  --                17                  --
Units issued (redeemed) on transfers between Investment
  Divisions............................................         --                  --                --                  --
                                                           --------           --------           --------           --------
  Net increase (decrease)..............................         12                  --                56                  --
Units outstanding, beginning of year...................         --                  --                --                  --
                                                           --------           --------           --------           --------
Units outstanding, end of year.........................         12                  --                56                  --
                                                           ========           ========           ========           ========

(a) For Series II and Series III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

        MAINSTAY VP           MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
           VALUE                 BOND              GROWTH EQUITY        INDEXED EQUITY
    -------------------   -------------------   -------------------   -------------------
    2000(a)      1999     2000(a)      1999     2000(a)      1999     2000(a)      1999
    -------------------------------------------------------------------------------------
        591         385       418         458     2,211         711     3,173       1,556
       (564)       (400)     (356)       (292)     (586)       (319)   (1,266)       (763)
        (76)        (54)      (64)        (56)      (64)        (45)     (201)       (120)
         80          (5)      202          28       501          63     1,047         188
       (850)       (148)     (483)      1,740     2,331       2,672     3,037       6,369
    --------   --------   --------   --------   --------   --------   --------   --------
       (819)       (222)     (283)      1,878     4,393       3,082     5,790       7,230
      9,782      10,004     6,871       4,993    11,321       8,239    24,805      17,575
    --------   --------   --------   --------   --------   --------   --------   --------
      8,963       9,782     6,588       6,871    15,714      11,321    30,595      24,805
    ========   ========   ========   ========   ========   ========   ========   ========
         22          --        17          --       141          --       142          --
         --          --        --          --        (2)         --        (4)         --
         --          --        --          --        --          --        --          --
         --          --        --          --        (3)         --        (4)         --
         --          --        (1)         --         3          --         1          --
    --------   --------   --------   --------   --------   --------   --------   --------
         22          --        16          --       139          --       135          --
         --          --        --          --        --          --        --          --
    --------   --------   --------   --------   --------   --------   --------   --------
         22          --        16          --       139          --       135          --
    ========   ========   ========   ========   ========   ========   ========   ========
          6          --        13          --        86          --       176          --
         --          --        --          --        (2)         --        --          --
         --          --        --          --        --          --        --          --
          1          --         5          --        76          --        38          --
         --          --        --          --         3          --         3          --
    --------   --------   --------   --------   --------   --------   --------   --------
          7          --        18          --       163          --       217          --
         --          --        --          --        --          --        --          --
    --------   --------   --------   --------   --------   --------   --------   --------
          7          --        18          --       163          --       217          --
    ========   ========   ========   ========   ========   ========   ========   ========

--------------------------------------------------------------------------------

                                                         MAINSTAY VP           MAINSTAY VP
                                                      AMERICAN CENTURY        DREYFUS LARGE
                                                       INCOME & GROWTH        COMPANY VALUE
                                                     -------------------   -------------------
                                                     2000(a)      1999     2000(a)      1999
                                                     -----------------------------------------
SERIES I POLICIES
Units redeemed on contributions by NYLIAC..........       --          --        --          --
Units issued on premium payments...................      611         370       371         123
Units redeemed on surrenders.......................     (157)        (75)      (87)        (43)
Units redeemed on annuity and death benefits.......      (16)        (14)      (29)         (3)
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................      386         127       231          80
Units issued (redeemed) on transfers between
  Investment Divisions.............................      633       1,326       473         611
                                                     --------   --------   --------   --------
  Net increase (decrease)..........................    1,457       1,734       959         768
Units outstanding, beginning of year...............    3,997       2,263     2,397       1,629
                                                     --------   --------   --------   --------
Units outstanding, end of year.....................    5,454       3,997     3,356       2,397
                                                     ========   ========   ========   ========
SERIES II POLICIES
Units issued on premium payments...................       17          --        13          --
Units redeemed on surrenders.......................       --          --        (1)         --
Units redeemed on annuity and death benefits.......       --          --        --          --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................       --          --        --          --
Units issued (redeemed) on transfers between
  Investment Divisions.............................       --          --         5          --
                                                     --------   --------   --------   --------
  Net increase (decrease)..........................       17          --        17          --
Units outstanding, beginning of year...............       --          --        --          --
                                                     --------   --------   --------   --------
Units outstanding, end of year.....................       17          --        17          --
                                                     ========   ========   ========   ========
SERIES III POLICIES
Units issued on premium payments...................       10          --         6          --
Units redeemed on surrenders.......................       --          --        --          --
Units redeemed on annuity and death benefits.......       --          --        --          --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................       14          --         8          --
Units issued (redeemed) on transfers between
  Investment Divisions.............................       --          --        --          --
                                                     --------   --------   --------   --------
  Net increase (decrease)..........................       24          --        14          --
Units outstanding, beginning of year...............       --          --        --          --
                                                     --------   --------   --------   --------
Units outstanding, end of year.....................       24          --        14          --
                                                     ========   ========   ========   ========

(a) For Series II and Series III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

        MAINSTAY VP
        EAGLE ASSET           MAINSTAY VP                                     CALVERT
        MANAGEMENT            LORD ABBETT          ALGER AMERICAN             SOCIAL
       GROWTH EQUITY       DEVELOPING GROWTH    SMALL CAPITALIZATION         BALANCED
    -------------------   -------------------   ---------------------   -------------------
    2000(a)      1999     2000(a)      1999      2000(a)      1999      2000(a)      1999
    ---------------------------------------------------------------------------------------
       (880)         --        --          --         --          --         --          --
      2,728         247       325         164      1,664         263        227          69
       (212)        (27)     (112)        (39)      (221)        (74)       (56)        (22)
 ...     (29)         (2)       (4)         --        (24)        (13)        (9)         (3)
 ...     780          76       141          55        726          90        104          22
      4,206       1,028       515         523      2,449         893        231         327
    --------   --------   --------   --------   --------    --------    --------   --------
      6,593       1,322       865         703      4,594       1,159        497         393
      2,730       1,408     2,276       1,573      3,063       1,904        987         594
    --------   --------   --------   --------   --------    --------    --------   --------
      9,323       2,730     3,141       2,276      7,657       3,063      1,484         987
    ========   ========   ========   ========   ========    ========    ========   ========
         69          --         9          --         68          --         11          --
         (7)         --        --          --         (1)         --         --          --
         --          --        --          --         --          --         --          --
         (5)         --        --          --         (2)         --         --          --
         (2)         --        --          --          4          --         --          --
    --------   --------   --------   --------   --------    --------    --------   --------
         55          --         9          --         69          --         11          --
         --          --        --          --         --          --         --          --
    --------   --------   --------   --------   --------    --------    --------   --------
         55          --         9          --         69          --         11          --
    ========   ========   ========   ========   ========    ========    ========   ========
        149          --        23          --         94          --         11          --
         (5)         --        --          --         (5)         --         --          --
         --          --        --          --         --          --         --          --
         73          --         2          --         52          --         10          --
        (10)         --       (21)         --          1          --         (2)         --
    --------   --------   --------   --------   --------    --------    --------   --------
        207          --         4          --        142          --         19          --
         --          --        --          --         --          --         --          --
    --------   --------   --------   --------   --------    --------    --------   --------
        207          --         4          --        142          --         19          --
    ========   ========   ========   ========   ========    ========    ========   ========

--------------------------------------------------------------------------------

                                                          FIDELITY              FIDELITY
                                                           VIP II                  VIP
                                                        CONTRAFUND(R)         EQUITY-INCOME
                                                     -------------------   -------------------
                                                     2000(a)      1999     2000(a)      1999
                                                     -----------------------------------------
SERIES I POLICIES
Units issued on premium payments...................    2,249       1,197     1,137         571
Units redeemed on surrenders.......................     (651)       (318)     (442)       (252)
Units redeemed on annuity and death benefits.......      (67)        (34)      (54)        (46)
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................    1,280         248       533         131
Units issued (redeemed) on transfers between
  Investment Divisions.............................    2,168       3,889       449       1,885
                                                     --------   --------   --------   --------
  Net increase (decrease)..........................    4,979       4,982     1,623       2,289
Units outstanding, beginning of year...............   12,004       7,022     8,139       5,850
                                                     --------   --------   --------   --------
Units outstanding, end of year.....................   16,983      12,004     9,762       8,139
                                                     ========   ========   ========   ========
SERIES II POLICIES
Units issued on premium payments...................       45          --        24          --
Units redeemed on surrenders.......................       (1)         --        --          --
Units redeemed on annuity and death benefits.......       --          --        --          --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................       --          --        --          --
Units issued (redeemed) on transfers between
  Investment Divisions.............................        2          --         3          --
                                                     --------   --------   --------   --------
  Net increase (decrease)..........................       46          --        27          --
Units outstanding, beginning of year...............       --          --        --          --
                                                     --------   --------   --------   --------
Units outstanding, end of year.....................       46          --        27          --
                                                     ========   ========   ========   ========
SERIES III POLICIES
Units issued on premium payments...................      101          --        18          --
Units redeemed on surrenders.......................       --          --        --          --
Units redeemed on annuity and death benefits.......       --          --        --          --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................       47          --         8          --
Units issued (redeemed) on transfers between
  Investment Divisions.............................       (1)         --        --          --
                                                     --------   --------   --------   --------
  Net increase (decrease)..........................      147          --        26          --
Units outstanding, beginning of year...............       --          --        --          --
                                                     --------   --------   --------   --------
Units outstanding, end of year.....................      147          --        26          --
                                                     ========   ========   ========   ========

(a) For Series II and Series III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                              JANUS ASPEN
        JANUS ASPEN             SERIES
          SERIES               WORLDWIDE        MFS(R) GROWTH WITH      MFS(R) RESEARCH
         BALANCED               GROWTH             INCOME SERIES            SERIES
    -------------------   -------------------   -------------------   -------------------
    2000(a)      1999     2000(a)      1999     2000(a)      1999     2000(a)      1999
    -------------------------------------------------------------------------------------
      5,644       1,688     4,553         986       457         255     1,163         252
     (1,051)       (403)     (748)       (353)      (84)        (31)      (86)        (14)
       (154)        (69)     (102)        (49)      (18)         (3)      (16)         --
      2,184         504     1,451         233       291         132       598         125
      7,227       8,437     5,702       4,144       364         897     1,396         384
    --------   --------   --------   --------   --------   --------   --------   --------
     13,850      10,157    10,856       4,961     1,010       1,250     3,055         747
     16,575       6,418    12,816       7,855     1,685         435       999         252
    --------   --------   --------   --------   --------   --------   --------   --------
     30,425      16,575    23,672      12,816     2,695       1,685     4,054         999
    ========   ========   ========   ========   ========   ========   ========   ========
        157          --       135          --        10          --        74          --
         --          --        (8)         --        --          --        (1)         --
         --          --        --          --        --          --        --          --
         --          --        (2)         --        --          --        (8)         --
          3          --         2          --         1          --         1          --
    --------   --------   --------   --------   --------   --------   --------   --------
        160          --       127          --        11          --        66          --
         --          --        --          --        --          --        --          --
    --------   --------   --------   --------   --------   --------   --------   --------
        160          --       127          --        11          --        66          --
    ========   ========   ========   ========   ========   ========   ========   ========
        189          --       229          --         7          --        96          --
         (2)         --        (6)         --        --          --        (4)         --
         --          --        --          --        --          --        --          --
        106          --       106          --        25          --        62          --
          1          --         4          --        --          --        25          --
    --------   --------   --------   --------   --------   --------   --------   --------
        294          --       333          --        32          --       179          --
         --          --        --          --        --          --        --          --
    --------   --------   --------   --------   --------   --------   --------   --------
        294          --       333          --        32          --       179          --
    ========   ========   ========   ========   ========   ========   ========   ========

--------------------------------------------------------------------------------

                                                       MORGAN STANLEY
                                                             UIF                                       VAN ECK
                                                          EMERGING            T. ROWE PRICE           WORLDWIDE
                                                       MARKETS EQUITY         EQUITY INCOME          HARD ASSETS
                                                     -------------------   -------------------   -------------------
                                                     2000(a)      1999     2000(a)      1999     2000(a)      1999
                                                     ------------------------------------------------------------
SERIES I POLICIES
Units issued on premium payments...................      721         156       583         262        66          36
Units redeemed on surrenders.......................     (118)        (61)     (143)        (71)      (17)         (3)
Units redeemed on annuity and death benefits.......      (11)         (4)      (17)         (6)       (8)         --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................      233          51       331         112        24          (8)
Units issued (redeemed) on transfers between
  Investment Divisions.............................      874         676       538       1,095       188         138
                                                     --------   --------   --------   --------   --------   --------
  Net increase (decrease)..........................    1,699         818     1,292       1,392       253         163
Units outstanding, beginning of year...............    1,659         841     2,387         995       216          53
                                                     --------   --------   --------   --------   --------   --------
Units outstanding, end of year.....................    3,358       1,659     3,679       2,387       469         216
                                                     ========   ========   ========   ========   ========   ========
SERIES II POLICIES
Units issued on premium payments...................        7          --         5          --         2          --
Units redeemed on surrenders.......................       (1)         --        --          --        --          --
Units redeemed on annuity and death benefits.......       --          --        --          --        --          --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................       --          --        --          --        --          --
Units issued (redeemed) on transfers between
  Investment Divisions.............................       --          --         8          --        --          --
                                                     --------   --------   --------   --------   --------   --------
  Net increase (decrease)..........................        6          --        13          --         2          --
Units outstanding, beginning of year...............       --          --        --          --        --          --
                                                     --------   --------   --------   --------   --------   --------
Units outstanding, end of year.....................        6          --        13          --         2          --
                                                     ========   ========   ========   ========   ========   ========

SERIES III POLICIES
Units issued on premium payments...................        4          --         6          --        --          --
Units redeemed on surrenders.......................       --          --        --          --        --          --
Units redeemed on annuity and death benefits.......       --          --        --          --        --          --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................        3          --         6          --        --          --
Units issued (redeemed) on transfers between
  Investment Divisions.............................       --          --        (3)         --         5          --
                                                     --------   --------   --------   --------   --------   --------
  Net increase (decrease)..........................        7          --         9          --         5          --
Units outstanding, beginning of year...............       --          --        --          --        --          --
                                                     --------   --------   --------   --------   --------   --------
Units outstanding, end of year.....................        7          --         9          --         5          --
                                                     ========   ========   ========   ========   ========   ========

(a) For Series II and Series III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 6--Selected Per Unit Data+:
--------------------------------------------------------------------------------

T
    he following table presents selected per accumulation unit income and capital changes (for an accumulation unit outstanding throughout each year) with respect to each Investment Division of the Separate Account:


                                                                             MAINSTAY VP
                                                                        CAPITAL APPRECIATION
                                                           -----------------------------------------------
                                                           2000(c)    1999      1998      1997      1996
                                                           -----------------------------------------------
SERIES I POLICIES
Unit value, beginning of year...........................   $28.55    $23.09    $16.95    $13.92    $11.89
Net investment income (loss)............................    (0.40)    (0.34)    (0.25)    (0.22)    (0.17)
Net realized and unrealized gains (losses) on security
 transactions and realized gain distributions
 received...............................................    (3.01)     5.80      6.39      3.25      2.20
                                                           ------    ------    ------    ------    ------
Unit value, end of year.................................   $25.14    $28.55    $23.09    $16.95    $13.92
                                                           ======    ======    ======    ======    ======
SERIES II POLICIES
Unit value, beginning of year...........................   $10.00    $   --    $   --    $   --    $   --
Net investment income (loss)............................    (0.09)       --        --        --        --
Net realized and unrealized gains (losses) on security
 transactions and realized gain distributions
 received...............................................    (0.43)       --        --        --        --
                                                           ------    ------    ------    ------    ------
Unit value, end of year.................................   $ 9.48    $   --    $   --    $   --    $   --
                                                           ======    ======    ======    ======    ======
SERIES III POLICIES
Unit value, beginning of year...........................   $10.00    $   --    $   --    $   --    $   --
Net investment income (loss)............................    (0.05)       --        --        --        --
Net realized and unrealized gains (losses) on security
 transactions and realized gain distributions
 received...............................................    (1.28)       --        --        --        --
                                                           ------    ------    ------    ------    ------
Unit value, end of year.................................   $ 8.67    $   --    $   --    $   --    $   --
                                                           ======    ======    ======    ======    ======

                                                                                 MAINSTAY VP
                                                                                 GOVERNMENT
                                                               -----------------------------------------------
                                                               2000(c)    1999      1998      1997      1996
                                                               -----------------------------------------------
SERIES I POLICIES
Unit value, beginning of year...........................       $11.98    $12.37    $11.51    $10.66    $10.57
Net investment income (loss)............................         0.70      0.53      0.70      0.69      0.86
Net realized and unrealized gains (losses) on security
 transactions and realized gain distributions
 received...............................................         0.58     (0.92)     0.16      0.16     (0.77)
                                                               ------    ------    ------    ------    ------
Unit value, end of year.................................       $13.26    $11.98    $12.37    $11.51    $10.66
                                                               ======    ======    ======    ======    ======
SERIES II POLICIES
Unit value, beginning of year...........................       $10.00    $   --    $   --    $   --    $   --
Net investment income (loss)............................         1.45        --        --        --        --
Net realized and unrealized gains (losses) on security
 transactions and realized gain distributions
 received...............................................        (0.85)       --        --        --        --
                                                               ------    ------    ------    ------    ------
Unit value, end of year.................................       $10.60    $   --    $   --    $   --    $   --
                                                               ======    ======    ======    ======    ======
SERIES III POLICIES
Unit value, beginning of year...........................       $10.00    $   --    $   --    $   --    $   --
Net investment income (loss)............................         1.13        --        --        --        --
Net realized and unrealized gains (losses) on security
 transactions and realized gain distributions
 received...............................................        (0.64)       --        --        --        --
                                                               ------    ------    ------    ------    ------
Unit value, end of year.................................       $10.49    $   --    $   --    $   --    $   --
                                                               ======    ======    ======    ======    ======

 +  Per unit data based on average monthly units outstanding during the year.
(a) For the period October 1, 1996 (Commencement of Operations) through December 31, 1996.
(b) For the period May 1, 1998 (Commencement of Operations) through December 31, 1998.
(c) For Series II and Series III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                      MAINSTAY VP                                       MAINSTAY VP
                    CASH MANAGEMENT                                     CONVERTIBLE
    -----------------------------------------------   -----------------------------------------------
    2000(c)    1999      1998      1997      1996     2000(C)    1999      1998      1997     1996(A)
    -------------------------------------------------------------------------------------------------
    $ 1.18    $ 1.14    $ 1.10    $ 1.06    $ 1.03    $17.00    $12.14    $11.78    $10.35    $10.00
      0.05      0.04      0.04      0.04      0.04      0.48      0.45      0.49      0.38      0.08
      0.01        --        --        --     (0.01)    (1.56)     4.41     (0.13)     1.05      0.27
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $ 1.24    $ 1.18    $ 1.14    $ 1.10    $ 1.06    $15.92    $17.00    $12.14    $11.78    $10.35
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $ 1.00    $   --    $   --    $   --    $   --    $10.00    $   --    $   --    $   --    $   --
      0.03        --        --        --        --      0.35        --        --        --        --
        --        --        --        --        --     (1.31)       --        --        --        --
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $ 1.03    $   --    $   --    $   --    $   --    $ 9.04    $   --    $   --    $   --    $   --
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $ 1.00    $   --    $   --    $   --    $   --    $10.00    $   --    $   --    $   --    $   --
      0.02        --        --        --        --      0.49        --        --        --        --
        --        --        --        --        --     (1.82)       --        --        --        --
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $ 1.02    $   --    $   --    $   --    $   --    $ 8.67    $   --    $   --    $   --    $   --
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======

                      MAINSTAY VP
                      HIGH YIELD                                        MAINSTAY VP
                    CORPORATE BOND                                 INTERNATIONAL EQUITY
    -----------------------------------------------   -----------------------------------------------
    2000(c)    1999      1998      1997      1996     2000(C)    1999      1998      1997      1996
    -------------------------------------------------------------------------------------------------
    $15.72    $14.12    $13.95    $12.52    $10.83    $18.88    $14.95    $12.32    $11.88    $10.90
      1.75      1.69      1.31      1.05      1.02     (0.11)    (0.16)     0.16      0.90      0.87
          )
     (2.88     (0.09)    (1.14)     0.38      0.67     (3.51)     4.09      2.47     (0.46)     0.11
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $14.59    $15.72    $14.12    $13.95    $12.52    $15.26    $18.88    $14.95    $12.32    $11.88
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $10.00    $   --    $   --    $   --    $   --    $10.00    $   --    $   --    $   --    $   --
      1.92        --        --        --        --     (0.02)       --        --        --        --
          )
     (2.63        --        --        --        --     (0.63)       --        --        --        --
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $ 9.29    $   --    $   --    $   --    $   --    $ 9.35    $   --    $   --    $   --    $   --
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $10.00    $   --    $   --    $   --    $   --    $10.00    $   --    $   --    $   --    $   --
      2.13        --        --        --        --      0.07        --        --        --        --
          )
     (2.98        --        --        --        --     (0.67)       --        --        --        --
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $ 9.15    $   --    $   --    $   --    $   --    $ 9.40    $   --    $   --    $   --    $   --
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======

--------------------------------------------------------------------------------

                                                                                 MAINSTAY VP
                                                                                TOTAL RETURN
                                                               -----------------------------------------------
                                                               2000(c)    1999      1998      1997      1996
                                                               -----------------------------------------------
SERIES I POLICIES
Unit value, beginning of year...........................       $21.09    $18.28    $14.58    $12.55    $11.36
Net investment income (loss)............................         0.16      0.11      0.17      0.17      0.27
Net realized and unrealized gains (losses) on security
 transactions and realized gain distributions
 received...............................................        (1.36)     2.70      3.53      1.86      0.92
                                                               ------    ------    ------    ------    ------
Unit value, end of year.................................       $19.89    $21.09    $18.28    $14.58    $12.55
                                                               ======    ======    ======    ======    ======
SERIES II POLICIES
Unit value, beginning of year...........................       $10.00    $   --    $   --    $   --    $   --
Net investment income (loss)............................         0.17        --        --        --        --
Net realized and unrealized gains (losses) on security
 transactions and realized gain distributions
 received...............................................        (0.97)       --        --        --        --
                                                               ------    ------    ------    ------    ------
Unit value, end of year.................................       $ 9.20    $   --    $   --    $   --    $   --
                                                               ======    ======    ======    ======    ======
SERIES III POLICIES
Unit value, beginning of year...........................       $10.00    $   --    $   --    $   --    $   --
Net investment income (loss)............................         0.34        --        --        --        --
Net realized and unrealized gains (losses) on security
 transactions
 and realized gain distributions received...............        (1.52)       --        --        --        --
                                                               ------    ------    ------    ------    ------
Unit value, end of year.................................       $ 8.82    $   --    $   --    $   --    $   --
                                                               ======    ======    ======    ======    ======

                                                                                 MAINSTAY VP
                                                                                GROWTH EQUITY
                                                               -----------------------------------------------
                                                               2000(c)    1999      1998      1997      1996
                                                               -----------------------------------------------
SERIES I POLICIES
Unit value, beginning of year...........................       $28.02    $21.87    $17.52    $14.01    $11.42
Net investment income (loss)............................        (0.22)    (0.16)    (0.07)    (0.06)     0.05
Net realized and unrealized gains (losses) on security
 transactions
 and realized gain distributions received...............        (1.09)     6.31      4.42      3.57      2.54
                                                               ------    ------    ------    ------    ------
Unit value, end of year.................................       $26.71    $28.02    $21.87    $17.52    $14.01
                                                               ======    ======    ======    ======    ======
SERIES II POLICIES
Unit value, beginning of year...........................       $10.00    $   --    $   --    $   --    $   --
Net investment income (loss)............................        (0.01)       --        --        --        --
Net realized and unrealized gains (losses) on security
 transactions
 and realized gain distributions received...............        (0.62)       --        --        --        --
                                                               ------    ------    ------    ------    ------
Unit value, end of year.................................       $ 9.37    $   --    $   --    $   --    $   --
                                                               ======    ======    ======    ======    ======
SERIES III POLICIES
Unit value, beginning of year...........................       $10.00    $   --    $   --    $   --    $   --
Net investment income (loss)............................         0.08        --        --        --        --
Net realized and unrealized gains (losses) on security
 transactions
 and realized gain distributions received...............        (0.64)       --        --        --        --
                                                               ------    ------    ------    ------    ------
Unit value, end of year.................................       $ 9.44    $   --    $   --    $   --    $   --
                                                               ======    ======    ======    ======    ======

 +  Per unit data based on average monthly units outstanding during the year.
(a) For the period October 1, 1996 (Commencement of Operations) through December 31, 1996.
(b) For the period May 1, 1998 (Commencement of Operations) through December 31, 1998.
(c) For Series II and Series III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                      MAINSTAY VP                                       MAINSTAY VP
                         VALUE                                             BOND
    -----------------------------------------------   -----------------------------------------------
    2000(c)    1999      1998      1997      1996     2000(c)    1999      1998      1997      1996
    -------------------------------------------------------------------------------------------------
    $16.91    $15.76    $16.67    $13.76    $11.32    $12.02    $12.37    $11.50    $10.64    $10.57
        --     (0.03)     0.04      0.07      0.11      0.66      0.63      0.80      0.76      0.99
      1.91      1.18     (0.95)     2.84      2.33      0.33     (0.98)     0.07      0.10     (0.92)
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $18.82    $16.91    $15.76    $16.67    $13.76    $13.01    $12.02    $12.37    $11.50    $10.64
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $10.00    $   --    $   --    $   --    $   --    $10.00    $   --    $   --    $   --    $   --
      0.11        --        --        --        --      1.15        --        --        --        --
      0.93        --        --        --        --     (0.53)       --        --        --        --
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $11.04    $   --    $   --    $   --    $   --    $10.62    $   --    $   --    $   --    $   --
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $10.00    $   --    $   --    $   --    $   --    $10.00    $   --    $   --    $   --    $   --
      0.24        --        --        --        --      1.03        --        --        --        --
      0.33        --        --        --        --     (0.60)       --        --        --        --
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $10.57    $   --    $   --    $   --    $   --    $10.43    $   --    $   --    $   --    $   --
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======

                                                              MAINSTAY VP                   MAINSTAY VP
                      MAINSTAY VP                          AMERICAN CENTURY                   DREYFUS
                    INDEXED EQUITY                          INCOME & GROWTH             LARGE COMPANY VALUE
    -----------------------------------------------   ---------------------------   ---------------------------
    2000(c)    1999      1998      1997      1996     2000(c)    1999     1998(b)   2000(c)    1999     1998(b)
    -----------------------------------------------------------------------------------------------------------
    $27.60    $23.19    $18.30    $13.97    $11.58    $12.59    $10.86    $10.00    $10.72    $10.19    $10.00
     (0.12)    (0.06)       --      0.09      0.21     (0.09)    (0.06)    (0.02)    (0.07)    (0.05)    (0.03)
          )
     (2.80      4.47      4.89      4.24      2.18     (1.42)     1.79      0.88      0.62      0.58      0.22
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $24.68    $27.60    $23.19    $18.30    $13.97    $11.08    $12.59    $10.86    $11.27    $10.72    $10.19
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $10.00    $   --    $   --    $   --    $   --    $10.00    $   --    $   --    $10.00    $   --    $   --
      0.05        --        --        --        --      0.02        --        --      0.03        --        --
          )
     (0.65        --        --        --        --     (0.81)       --        --      0.46        --        --
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $ 9.40    $   --    $   --    $   --    $   --    $ 9.21    $   --    $   --    $10.49    $   --    $   --
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $10.00    $   --    $   --    $   --    $   --    $10.00    $   --    $   --    $10.00    $   --    $   --
      0.19        --        --        --        --      0.07        --        --      0.07        --        --
          )
     (1.03        --        --        --        --     (1.02)       --        --      0.30        --        --
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $ 9.16    $   --    $   --    $   --    $   --    $ 9.05    $   --    $   --    $10.37    $   --    $   --
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======

--------------------------------------------------------------------------------

                                                                       MAINSTAY VP
                                                                       EAGLE ASSET                MAINSTAY VP LORD
                                                                       MANAGEMENT                      ABBETT
                                                                         GROWTH                      DEVELOPING
                                                                         EQUITY                        GROWTH
                                                               ---------------------------   ---------------------------
                                                               2000(c)    1999     1998(b)   2000(c)    1999     1998(b)
                                                               ---------------------------------------------------
SERIES I POLICIES
Unit value, beginning of year...........................       $19.06    $11.68    $10.00    $11.89    $ 9.12    $10.00
Net investment income (loss)............................        (0.28)    (0.19)    (0.09)    (0.15)     0.10     (0.08)
Net realized and unrealized gains (losses) on security
 transactions
 and realized gain distributions received...............        (1.86)     7.57      1.77     (2.25)     2.67     (0.80)
                                                               ------    ------    ------    ------    ------    ------
Unit value, end of year.................................       $16.92    $19.06    $11.68    $ 9.49    $11.89    $ 9.12
                                                               ======    ======    ======    ======    ======    ======
SERIES II POLICIES
Unit value, beginning of year...........................       $10.00    $   --    $   --    $10.00    $   --    $   --
Net investment income (loss)............................        (0.10)       --        --     (0.02)       --        --
Net realized and unrealized gains (losses) on security
 transactions
 and realized gain distributions received...............        (0.39)       --        --     (0.85)       --        --
                                                               ------    ------    ------    ------    ------    ------
Unit value, end of year.................................       $ 9.51    $   --    $   --    $ 9.13    $   --    $   --
                                                               ======    ======    ======    ======    ======    ======
SERIES III POLICIES
Unit value, beginning of year...........................       $10.00    $   --    $   --    $10.00    $   --    $   --
Net investment income (loss)............................        (0.05)       --        --     (0.07)       --        --
Net realized and unrealized gains (losses) on security
 transactions
 and realized gain distributions received...............        (1.82)       --        --     (0.74)       --        --
                                                               ------    ------    ------    ------    ------    ------
Unit value, end of year.................................       $ 8.13    $   --    $   --    $ 9.19    $   --    $   --
                                                               ======    ======    ======    ======    ======    ======

                                                                                  FIDELITY
                                                                                   VIP II
                                                                                CONTRAFUND(R)
                                                               -----------------------------------------------
                                                               2000(c)    1999      1998      1997     1996(a)
                                                               -----------------------------------------------
SERIES I POLICIES
Unit value, beginning of year...........................       $20.44    $16.68    $13.01    $10.63    $10.00
Net investment income (loss)............................        (0.22)    (0.19)    (0.14)    (0.14)    (0.03)
Net realized and unrealized gains (losses) on security
 transactions
 and realized gain distributions received...............        (1.40)     3.95      3.81      2.52      0.66
                                                               ------    ------    ------    ------    ------
Unit value, end of year.................................       $18.82    $20.44    $16.68    $13.01    $10.63
                                                               ======    ======    ======    ======    ======
SERIES II POLICIES
Unit value, beginning of year...........................       $10.00    $   --    $   --    $   --    $   --
Net investment income (loss)............................        (0.09)       --        --        --        --
Net realized and unrealized gains (losses) on security
 transactions
 and realized gain distributions received...............         0.02        --        --        --        --
                                                               ------    ------    ------    ------    ------
Unit value, end of year.................................       $ 9.93    $   --    $   --    $   --    $   --
                                                               ======    ======    ======    ======    ======
SERIES III POLICIES
Unit value, beginning of year...........................       $10.00    $   --    $   --    $   --    $   --
Net investment income (loss)............................        (0.05)       --        --        --        --
Net realized and unrealized gains (losses) on security
 transactions
 and realized gain distributions received...............        (0.39)       --        --        --        --
                                                               ------    ------    ------    ------    ------
Unit value, end of year.................................       $ 9.56    $   --    $   --    $   --    $   --
                                                               ======    ======    ======    ======    ======

 +  Per unit data based on average monthly units outstanding during the year.
(a) For the period October 1, 1996 (Commencement of Operations) through December 31, 1996.
(b) For the period May 1, 1998 (Commencement of Operations) through December 31, 1998.
(c) For Series II and Series III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                         ALGER
                       AMERICAN                                           CALVERT
                         SMALL                                            SOCIAL
                    CAPITALIZATION                                       BALANCED
    -----------------------------------------------   -----------------------------------------------
    2000(c)    1999      1998      1997     1996(a)   2000(c)    1999      1998      1997      1996
    -------------------------------------------------------------------------------------------------
    $16.93    $11.97    $10.51    $ 9.57    $10.00    $18.72    $16.92    $14.76    $12.46    $11.22
     (0.22)    (0.18)    (0.15)    (0.14)    (0.02)     0.10      0.27      0.29      0.31      0.35
          )
     (4.55      5.14      1.61      1.08     (0.41)    (0.93)     1.53      1.87      1.99      0.89
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $12.16    $16.93    $11.97    $10.51    $ 9.57    $17.89    $18.72    $16.92    $14.76    $12.46
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $10.00    $   --    $   --    $   --    $   --    $10.00    $   --    $   --    $   --    $   --
     (0.10)       --        --        --        --      0.24        --        --        --        --
          )
     (1.34        --        --        --        --     (0.88)       --        --        --        --
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $ 8.56    $   --    $   --    $   --    $   --    $ 9.36    $   --    $   --    $   --    $   --
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $10.00    $   --    $   --    $   --    $   --    $10.00    $   --    $   --    $   --    $   --
     (0.05)       --        --        --        --      0.21        --        --        --        --
          )
     (2.00        --        --        --        --     (1.11)       --        --        --        --
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $ 7.95    $   --    $   --    $   --    $   --    $ 9.10    $   --    $   --    $   --    $   --
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======

                       FIDELITY                                         JANUS ASPEN
                          VIP                                             SERIES
                     EQUITY-INCOME                                       BALANCED
    -----------------------------------------------   -----------------------------------------------
    2000(c)    1999      1998      1997     1996(a)   2000(c)    1999      1998      1997     1996(a)
    -------------------------------------------------------------------------------------------------
    $15.23    $14.53    $13.20    $10.45    $10.00    $20.40    $16.32    $12.32    $10.24    $10.00
      0.03     (0.03)    (0.08)    (0.13)    (0.02)     0.31      0.25      0.42      0.28      0.17
      1.03      0.73      1.41      2.88      0.47     (1.05)     3.83      3.58      1.80      0.07
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $16.29    $15.23    $14.53    $13.20    $10.45    $19.66    $20.40    $16.32    $12.32    $10.24
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $10.00    $   --    $   --    $   --    $   --    $10.00    $   --    $   --    $   --    $   --
     (0.08)       --        --        --        --      0.14        --        --        --        --
      0.73        --        --        --        --      0.10        --        --        --        --
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $10.65    $   --    $   --    $   --    $   --    $10.24    $   --    $   --    $   --    $   --
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $10.00    $   --    $   --    $   --    $   --    $10.00    $   --    $   --    $   --    $   --
     (0.05)       --        --        --        --      0.12        --        --        --        --
      0.56        --        --        --        --     (0.47)       --        --        --        --
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $10.51    $   --    $   --    $   --    $   --    $ 9.65    $   --    $   --    $   --    $   --
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======

--------------------------------------------------------------------------------

                                                                                 JANUS ASPEN
                                                                                   SERIES
                                                                                  WORLDWIDE
                                                                                   GROWTH
                                                               -----------------------------------------------
                                                               2000(C)    1999      1998      1997     1996(A)
                                                               -----------------------------------------------
SERIES I POLICIES
Unit value, beginning of year...........................       $25.73    $15.86    $12.48    $10.36    $10.00
Net investment income (loss)............................        (0.24)    (0.23)     0.20     (0.03)     0.08
Net realized and unrealized gains (losses) on security
 transactions
 and realized gain distributions received...............        (4.10)    10.10      3.18      2.15      0.28
                                                               ------    ------    ------    ------    ------
Unit value, end of year.................................       $21.39    $25.73    $15.86    $12.48    $10.36
                                                               ======    ======    ======    ======    ======
SERIES II POLICIES
Unit value, beginning of year...........................       $10.00    $   --    $   --    $   --    $   --
Net investment income (loss)............................        (0.06)       --        --        --        --
Net realized and unrealized gains (losses) on security
 transactions
 and realized gain distributions received...............        (0.78)       --        --        --        --
                                                               ------    ------    ------    ------    ------
Unit value, end of year.................................       $ 9.16    $   --    $   --    $   --    $   --
                                                               ======    ======    ======    ======    ======
SERIES III POLICIES
Unit value, beginning of year...........................       $10.00    $   --    $   --    $   --    $   --
Net investment income (loss)............................        (0.02)       --        --        --        --
Net realized and unrealized gains (losses) on security
 transactions
 and realized gain distributions received...............        (1.56)       --        --        --        --
                                                               ------    ------    ------    ------    ------
Unit value, end of year.................................       $ 8.42    $   --    $   --    $   --    $   --
                                                               ======    ======    ======    ======    ======

                                                                         T. ROWE                       VAN ECK
                                                                          PRICE                       WORLDWIDE
                                                                         EQUITY                         HARD
                                                                         INCOME                        ASSETS
                                                               ---------------------------   ---------------------------
                                                               2000(C)    1999     1998(B)   2000(C)    1999     1998(B)
                                                               ---------------------------------------------------
SERIES I POLICIES
Unit value, beginning of year...........................       $10.36    $10.13    $10.00    $ 9.57    $ 8.02    $10.00
Net investment income (loss)............................         0.07      0.07      0.08     (0.06)    (0.07)    (0.06)
Net realized and unrealized gains (losses) on security
 transactions
 and realized gain distributions received...............         1.12      0.16      0.05      1.00      1.62     (1.92)
                                                               ------    ------    ------    ------    ------    ------
Unit value, end of year.................................       $11.55    $10.36    $10.13    $10.51    $ 9.57    $ 8.02
                                                               ======    ======    ======    ======    ======    ======
SERIES II POLICIES
Unit value, beginning of year...........................       $10.00    $   --    $   --    $10.00    $   --    $   --
Net investment income (loss)............................         0.05        --        --     (0.04)       --        --
Net realized and unrealized gains (losses) on security
 transactions
 and realized gain distributions received...............         1.03        --        --      0.52        --        --
                                                               ------    ------    ------    ------    ------    ------
Unit value, end of year.................................       $11.08    $   --    $   --    $10.48    $   --    $   --
                                                               ======    ======    ======    ======    ======    ======
SERIES III POLICIES
Unit value, beginning of year...........................       $10.00    $   --    $   --    $10.00    $   --    $   --
Net investment income (loss)............................         0.05        --        --     (0.01)       --        --
Net realized and unrealized gains (losses) on security
 transactions
 and realized gain distributions received...............         0.81        --        --      0.64        --        --
                                                               ------    ------    ------    ------    ------    ------
Unit value, end of year.................................       $10.86    $   --    $   --    $10.63    $   --    $   --
                                                               ======    ======    ======    ======    ======    ======

 +  Per unit data based on average monthly units outstanding during the year.
(a) For the period October 1, 1996 (Commencement of Operations) through December 31, 1996.
(b) For the period May 1, 1998 (Commencement of Operations) through December 31, 1998.
(c) For Series II and Series III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

              MFS(R)                                                            MORGAN STANLEY
              GROWTH                                                                  UIF
               WITH                         MFS(R)                             EMERGING MARKETS
           INCOME SERIES                RESEARCH SERIES                             EQUITY
    ---------------------------   ---------------------------   -----------------------------------------------
    2000(C)    1999     1998(B)   2000(C)    1999     1998(B)   2000(C)    1999      1998      1997     1996(A)
    -----------------------------------------------------------------------------------------------------------
    $11.12    $10.57    $10.00    $13.25    $10.83    $10.00    $14.27    $ 7.40    $ 9.89    $10.00    $10.00
     (0.11)    (0.12)    (0.07)    (0.19)    (0.15)    (0.07)    (0.17)    (0.13)    (0.08)    (0.05)     0.02
     (0.06)     0.67      0.64     (0.62)     2.57      0.90     (5.55)     7.00     (2.41)    (0.06)    (0.02)
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $10.95    $11.12    $10.57    $12.44    $13.25    $10.83    $ 8.55    $14.27    $ 7.40    $ 9.89    $10.00
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $10.00    $   --    $   --    $10.00    $   --    $   --    $10.00    $   --    $   --    $   --    $   --
     (0.08)       --        --     (0.08)       --        --     (0.27)       --        --        --        --
     (0.17)       --        --     (1.06)       --        --     (3.52)       --        --        --        --
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $ 9.75    $   --    $   --    $ 8.86    $   --    $   --    $ 6.21    $   --    $   --    $   --    $   --
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $10.00    $   --    $   --    $10.00    $   --    $   --    $10.00    $   --    $   --    $   --    $   --
     (0.05)       --        --     (0.04)       --        --     (0.03)       --        --        --        --
     (0.35)       --        --     (1.47)       --        --     (2.75)       --        --        --        --
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $ 9.60    $   --    $   --    $ 8.49    $   --    $   --    $ 7.22    $   --    $   --    $   --    $   --
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
To the Board of Directors of New York Life Insurance and
Annuity Corporation and the Variable Annuity Separate Account-III Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statement of operations and of changes in total equity present fairly, in all material respects, the financial position of the MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Government, MainStay VP High Yield Corporate Bond, MainStay VP International Equity, MainStay VP Total Return, MainStay VP Value, MainStay VP Bond, MainStay VP Growth Equity, MainStay VP Indexed Equity, MainStay VP American Century Income & Growth, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity, MainStay VP Lord Abbett Developing Growth, Alger American Small Capitalization, Calvert Social Balanced, formerly known as Calvert Socially Responsible, Fidelity VIP II Contrafund, Fidelity VIP Equity-Income, Janus Aspen Series Balanced, Janus Aspen Series Worldwide Growth, MFS Growth with Income Series, MFS Research Series, Morgan Stanley UIF Emerging Markets Equity, formerly known as Morgan Stanley Dean Witter Emerging Markets Equity, T. Rowe Price Equity Income and Van Eck Worldwide Hard Assets Investment Divisions (constituting the NYLIAC Variable Annuity Separate Account-III, formerly known as Lifestages(R) Annuity Separate Account) at December 31, 2000, the results of each of their operations for the year then ended and the changes in each of their total equity for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2000 by correspondence with the funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
February 20, 2001

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                                 BALANCE SHEET

                                                                 DECEMBER 31,
                                                              ------------------
                                                               2000       1999
                                                              -------    -------
                                                                (IN MILLIONS)
                                     ASSETS
Fixed maturities
  Available for sale, at fair value                           $14,993    $13,289
  Held to maturity, at amortized cost                             627        681
Equity securities                                                 126         89
Mortgage loans                                                  1,993      1,850
Real estate                                                        34         72
Policy loans                                                      544        512
Other investments                                                 223         26
                                                              -------    -------
     Total investments                                         18,540     16,519

Cash and cash equivalents                                         767      1,087
Deferred policy acquisition costs                               1,660      1,507
Deferred taxes                                                     --         53
Other assets                                                      442        312
Separate account assets                                        10,981     10,192
                                                              -------    -------
     Total assets                                             $32,390    $29,670
                                                              =======    =======
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policyholders' account balances                               $17,454    $16,064
Future policy benefits                                            492        356
Policy claims                                                      73         69
Deferred taxes                                                     87         --
Other liabilities                                               1,147      1,115
Separate account liabilities                                   10,942     10,134
                                                              -------    -------
     Total liabilities                                         30,195     27,738
                                                              -------    -------

STOCKHOLDER'S EQUITY
Capital stock -- par value $10,000
  (20,000 shares authorized, (2,500 issued and outstanding)        25         25
Additional paid in capital                                        480        480
Accumulated other comprehensive loss                              (31)      (191)
Retained earnings                                               1,721      1,618
                                                              -------    -------
     Total stockholder's equity                                 2,195      1,932
                                                              -------    -------
     Total liabilities and stockholder's equity               $32,390    $29,670
                                                              =======    =======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                              STATEMENT OF INCOME

                                                               YEAR ENDED DECEMBER 31,
                                                              --------------------------
                                                               2000      1999      1998
                                                              ------    ------    ------
                                                                    (IN MILLIONS)
REVENUES
  Universal life and annuity fees                             $  530    $  442    $  364
  Net investment income                                        1,312     1,179     1,108
  Investment gains (losses), net                                 (39)       12        63
  Other income                                                   154        97        51
                                                              ------    ------    ------
     Total revenues                                            1,957     1,730     1,586
                                                              ------    ------    ------
EXPENSES
  Interest credited to policyholders' account balances           971       858       784
  Policyholder benefits                                          330       182       175
  Operating expenses                                             502       405       405
                                                              ------    ------    ------
     Total expenses                                            1,803     1,445     1,364
                                                              ------    ------    ------
Income before Federal income taxes                               154       285       222
                                                              ------    ------    ------
Federal income taxes:
  Current                                                         (3)       52        97
  Deferred                                                        54        57       (17)
                                                              ------    ------    ------
     Total Federal income taxes                                   51       109        80
                                                              ------    ------    ------
NET INCOME                                                    $  103    $  176    $  142
                                                              ======    ======    ======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                    STATEMENT OF COMPREHENSIVE INCOME (LOSS)

                                                              YEAR ENDED DECEMBER 31,
                                                              ------------------------
                                                              2000      1999     1998
                                                              -----    ------    -----
                                                                   (IN MILLIONS)
NET INCOME                                                    $103     $ 176     $142
                                                              ----     -----     ----
  Other comprehensive income (loss), net of tax:
     Unrealized gains (losses) on securities:
       Unrealized holding gains (losses) arising during
        period                                                 201      (391)       9
       Less: reclassification adjustment for gains (losses)
        included in net income                                  41         1      (35)
                                                              ----     -----     ----
  OTHER COMPREHENSIVE INCOME (LOSS)                            160      (392)      44
                                                              ----     -----     ----
COMPREHENSIVE INCOME (LOSS)                                   $263     $(216)    $186
                                                              ====     =====     ====

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                       STATEMENT OF STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                 (IN MILLIONS)

                                                                        ACCUMULATED
                                                         ADDITIONAL        OTHER                        TOTAL
                                              CAPITAL     PAID IN      COMPREHENSIVE    RETAINED    STOCKHOLDER'S
                                               STOCK      CAPITAL      INCOME (LOSS)    EARNINGS       EQUITY
                                              -------    ----------    -------------    --------    -------------
BALANCE AT JANUARY 1, 1998                      $25         $480           $ 157         $1,300        $1,962
Net income for 1998                              --           --              --            142           142
Net change in unrealized gains and losses of
  available for sale securities                  --           --              44             --            44
                                                ---         ----           -----         ------        ------
BALANCE AT DECEMBER 31, 1998                     25          480             201          1,442         2,148
Net income for 1999                              --           --              --            176           176
Net change in unrealized gains and losses of
  available for sale securities                  --           --            (392)            --          (392)
                                                ---         ----           -----         ------        ------
BALANCE AT DECEMBER 31, 1999                     25          480            (191)         1,618         1,932
Net income for 2000                              --           --              --            103           103
Net change in unrealized gains and losses of
  available for sale securities                  --           --             160             --           160
                                                ---         ----           -----         ------        ------
BALANCE AT DECEMBER 31, 2000                    $25         $480           $ (31)        $1,721        $2,195
                                                ===         ====           =====         ======        ======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                            STATEMENT OF CASH FLOWS

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2000       1999       1998
                                                              --------    -------    -------
                                                                      (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income                                                  $    103    $   176    $   142
  Adjustments to reconcile net income to net cash provided
     by operating activities:
     Depreciation and amortization                                 (21)        (3)         2
     Net capitalization of deferred policy acquisition costs      (304)      (298)      (192)
     Universal life and annuity fees                              (233)      (215)      (198)
     Interest credited to policyholders' account balances          971        858        784
     Net realized investment losses(gains)                          39        (13)       (56)
     Deferred income taxes                                          54         57        (17)
     (Increase) decrease in:
       Net separate account assets                                  22          1        (42)
       Other assets and other liabilities                          (64)       (92)       (99)
     Increase in:
       Policy claims                                                 4          9          4
       Future policy benefits                                      147         41         39
                                                              --------    -------    -------
          NET CASH PROVIDED BY OPERATING ACTIVITIES                718        521        367
                                                              --------    -------    -------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from:
     Sale of available for sale fixed maturities                 8,161      3,981      5,325
     Maturity of available for sale fixed maturities             1,497      1,505      1,610
     Maturity of held to maturity fixed maturities                  73        121        102
     Sale of equity securities                                      74        170         77
     Repayment of mortgage loans                                   354        227        238
     Sale of real estate and other invested assets                  65         62         47
  Cost of:
     Available for sale fixed maturities acquired              (11,031)    (6,679)    (7,670)
     Held to maturity fixed maturities acquired                    (17)       (75)       (49)
     Equity securities acquired                                   (113)      (152)       (83)
     Mortgage loans acquired                                      (439)      (451)      (558)
     Real estate and other invested assets acquired               (216)       (13)       (20)
  Policy loans (net)                                               (33)       (21)       (10)
  Increase (decrease) in loaned securities                         422       (222)       425
  Securities sold under agreements to repurchase (net)            (488)       480        (45)
                                                              --------    -------    -------
          NET CASH USED IN INVESTING ACTIVITIES                 (1,691)    (1,067)      (611)
                                                              --------    -------    -------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
     Deposits                                                    2,000      2,016      1,502
     Withdrawals                                                (1,026)    (1,154)    (1,151)
     Net transfers from (to) the separate accounts                (318)      (181)        67
                                                              --------    -------    -------
          NET CASH PROVIDED BY FINANCING ACTIVITIES                656        681        418
                                                              --------    -------    -------
  Effect of exchange rate changes on cash and cash
     equivalents                                                    (3)         4          1
                                                              --------    -------    -------
Net (decrease)increase in cash and cash equivalents               (320)       139        175
                                                              --------    -------    -------
Cash and cash equivalents, beginning of year                     1,087        948        773
                                                              --------    -------    -------
CASH AND CASH EQUIVALENTS, END OF YEAR                        $    767    $ 1,087    $   948
                                                              ========    =======    =======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

                        DECEMBER 31, 2000, 1999 AND 1998

NOTE 1 -- NATURE OF OPERATIONS

     New York Life Insurance and Annuity Corporation ("NYLIAC") is a direct, wholly owned subsidiary of New York Life Insurance Company ("New York Life") domiciled in the State of Delaware. NYLIAC offers a wide variety of interest sensitive insurance and annuity products to a large cross section of the insurance market. NYLIAC markets its products in all 50 of the United States, the District of Columbia and Taiwan, primarily through its agency force. In addition, NYLIAC markets Corporate Owned Life Insurance through independent brokers and brokerage general agents.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

     The accompanying financial statements have been prepared in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements of life insurance enterprises requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results may differ from estimates.

     Certain reclassifications have been made to the 1999 and 1998 financial statements to conform to the current presentation.

INVESTMENTS

     Fixed maturity investments, which NYLIAC has both the ability and the intent to hold to maturity, are stated at amortized cost. Investments identified as available for sale are reported at fair value. Unrealized gains and losses on available for sale securities are reported in stockholder's equity, net of deferred taxes and related adjustments. Significant changes in future anticipated cash flows on mortgage and asset-backed securities from the original purchase assumptions are accounted for using the retrospective adjustment method. The cost basis of fixed maturity and equity securities are adjusted for impairments in value deemed to be other than temporary, with the associated realized loss reported in net income. Equity securities are carried at fair value with related unrealized gains and losses reflected in comprehensive income, net of deferred taxes and related adjustments. Mortgage loans are carried at unpaid principal balances, net of impairment reserves, and are generally secured. Investment real estate, which NYLIAC has the intent to hold for the production of income, is carried at depreciated cost net of write-downs for other than temporary declines in fair value. Properties held for sale are carried at the lower of cost or fair value less estimated selling costs. Policy loans are stated at the aggregate balance due, which approximates fair value since loans on policies have no defined maturity date and reduce amounts payable at death or surrender. Cash equivalents include investments that have maturities of 90 days or less at date of purchase and are carried at amortized cost, which approximates fair value. Short-term investments that have maturities of between 91-365 days at date of purchase are included in fixed maturities on the balance sheet and are carried at amortized cost, which approximates fair value.

     Derivative financial instruments hedging exposure to interest rate fluctuation on available for sale securities are accounted for at fair market value. Unrealized gains and losses are reported in comprehensive income, net of deferred taxes and related adjustments. Amounts payable or receivable under interest rate and commodity swap agreements and interest rate floor agreements are recognized as investment income or expense when earned. Premiums paid for interest rate floor agreements are amortized into interest expense over the life of the agreement. Realized gains and losses are recognized in net income upon termination or maturity of the contracts.

DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new and maintaining renewal business and certain costs of issuing policies that vary with and are primarily related to the production of new and renewal business have been deferred and

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

DEFERRED POLICY ACQUISITION COSTS -- (CONTINUED)

recorded as an asset in the balance sheet. These consist primarily of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses.

     Acquisition costs for universal life and annuity contracts are amortized in proportion to estimated gross profits over the effective life of the contracts, which is assumed to be 25 years for universal life contracts and 15 years for annuities. Changes in assumptions are reflected in the current year's amortization. The carrying amount of the deferred policy acquisition cost asset is adjusted at each balance sheet date as if the unrealized gains or losses on investments associated with these insurance contracts had been realized and included in the gross profits used to determine current period amortization. The increase or decrease in the deferred policy acquisition cost asset due to unrealized gains or losses is recorded in other comprehensive income.

     For certain products sold in Taiwan, including whole life, periodic endowment and endowment contracts, the deferred policy acquisition costs are amortized over the life of the contract in proportion to gross premiums.

RECOGNITION OF INCOME AND RELATED EXPENSES

     Amounts received under universal life and annuity contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period for mortality and expense risk, policy administration and surrender charges. Amounts previously assessed to compensate the insurer for services to be performed over future periods are deferred and recognized into income in the period benefited using the same assumptions and factors used to amortize capitalized policy acquisition costs. Policy benefits and claims that are charged to expenses include benefit claims incurred in the period in excess of related policyholders' account balances.

POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances on universal life and annuity contracts are equal to cumulative deposits plus interest credited less withdrawals and charges. This liability also includes a liability for amounts that have been assessed to compensate the insurer for services to be performed over future periods.

FEDERAL INCOME TAXES

     NYLIAC is a member of a group which files a consolidated Federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that NYLIAC is allocated its share of the consolidated tax provision or benefit determined generally on a separate company basis. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred income tax assets and liabilities are recognized for the future tax consequence of temporary differences between financial statement carrying amounts and income tax bases of assets and liabilities.

     Current Federal income taxes include a provision for NYLIAC's share of the equity base tax applicable to mutual life insurance companies and their insurance subsidiaries. The amount recorded is based on NYLIAC's estimate of the differential earnings rate ("DER") (the actual rate will be announced at a later date by the Internal Revenue Service ("IRS")) used to compute the equity base tax.

REINSURANCE

     NYLIAC enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. NYLIAC remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. NYLIAC evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

SEPARATE ACCOUNTS

     NYLIAC has established separate accounts with varying investment objectives, which are segregated from NYLIAC's general account, and are maintained for the benefit of separate account policyholders and NYLIAC. Separate account assets are stated at market value. The liability for separate accounts represents policyholders' interests in the separate account assets. For its registered separate accounts, these liabilities include accumulated net investment income and realized and unrealized gains and losses on those assets, and generally reflect market value. For its guaranteed, non-registered separate account, the liability includes interest credited to the policies.

FAIR VALUES OF FINANCIAL INSTRUMENTS

     Fair values of various assets and liabilities are included throughout the notes to financial statements. Specifically, fair value disclosure of fixed maturities, short-term investments, cash equivalents, equity securities and mortgage loans is reported in Note 2 -- Significant Accounting Policies and Note 3 -- Investments. Fair values for policyholders' account balances are reported in Note 5 -- Insurance Liabilities. Fair values for derivative financial instruments are included in Note 10 -- Derivative Financial Instruments and Risk Management. Fair values for repurchase agreements are included in Note
11 -- Commitments and Contingencies.

BUSINESS RISKS AND UNCERTAINTIES

     The development of policy reserves and deferred policy acquisition costs for NYLIAC's products requires management to make estimates and assumptions regarding mortality, morbidity, lapse, expense and investment experience. Such estimates are primarily based on historical experience and future expectations of mortality, morbidity, expense, persistency and investment assumptions. Actual results could differ from those estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related estimates for policy reserves and deferred policy acquisition costs.

     NYLIAC issues certain variable products with various types of guaranteed minimum death benefits features. NYLIAC currently reserves for expected payments resulting from these features. NYLIAC bears the risk that payments may be higher than expected as a result of significant, sustained downturns in the stock market.

     NYLIAC regularly invests in mortgage loans, mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on such securities, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed and asset-backed securities is based on historical experience and estimates of future payment experience on the underlying assets. Actual prepayment speeds will differ from original estimates and may result in material adjustments to asset values and amortization or accretion recorded in future periods.

     As a subsidiary of a mutual life insurance company, NYLIAC is subject to a tax on its equity base. The rates applied to NYLIAC's equity base are determined annually by the IRS after comparison of mutual life insurance company earnings for the year to the average earnings of the 50 largest stock life insurance companies for the prior three years. Due to the timing of earnings information, estimates of the current year's tax rate must be made by management. The ultimate amounts of equity base tax incurred may vary considerably from the original estimates.

RECENT ACCOUNTING PRONOUNCEMENTS

     During 1998, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use", which requires capitalization of external and certain internal costs incurred to obtain or develop internal-use computer software during the application development stage.

     NYLIAC applied the provisions of SOP 98-1 prospectively effective January 1, 1999. The adoption of SOP 98-1 resulted in net capitalization of $37 million at December 31, 1999, which is included in other assets

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

RECENT ACCOUNTING PRONOUNCEMENTS -- (CONTINUED)

in the accompanying Balance Sheet. Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software, not to exceed five years.

     During 1998, the FASB issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities". This Statement establishes new GAAP accounting and reporting standards for derivative instruments, including derivative instruments embedded in other contracts, and for hedging activities. In 1999, the FASB issued SFAS No. 137, "Accounting for Derivative Instruments and Hedging Activities -- Deferral of the Effective Date of FASB Statement No. 133", which postpones the implementation until the 2001 financial statements. In 2000, the FASB issued FASB Statement No. 138, "Accounting for Certain Hedging Activities, an amendment of FASB Statement No. 133" in order to address a limited number of implementation issues. Collectively, the implementation of these Statements is estimated to result in a reclassification of $48 million from Other Comprehensive Income to Net Income, before taxes.

     SFAS No. 133 requires that derivatives be reported in the balance sheet at their fair value, regardless of any hedging relationship that may exist. Accounting for the gains or losses resulting from changes in the values of those derivatives would depend on the use of the derivative and whether it qualifies for hedge accounting. Changes in fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria will be reported in earnings.

NOTE 3 -- INVESTMENTS

FIXED MATURITIES

     For publicly traded fixed maturities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, NYLIAC has determined an estimated fair value using either a discounted cash flow approach, including provisions for credit risk generally based upon the assumption such securities will be held to maturity, broker dealer quotations, or management's pricing model.

     At December 31, 2000 and 1999, the maturity distribution of fixed maturities was as follows (in millions):

                                                              2000                       1999
                                                     -----------------------    -----------------------
                                                     AMORTIZED    ESTIMATED     AMORTIZED    ESTIMATED
AVAILABLE FOR SALE                                     COST       FAIR VALUE      COST       FAIR VALUE
------------------                                   ---------    ----------    ---------    ----------
Due in one year or less                               $   712      $   710       $   514      $   514
Due after one year through five years                   2,942        2,939         3,196        3,153
Due after five years through ten years                  2,462        2,408         2,167        2,099
Due after ten years                                     2,822        2,682         3,138        2,938
Mortgage and asset-backed securities:
  Government or government agency                       4,030        4,117         3,114        2,996
  Other                                                 2,106        2,137         1,631        1,589
                                                      -------      -------       -------      -------
     Total Available for Sale                         $15,074      $14,993       $13,760      $13,289
                                                      =======      =======       =======      =======

                                                              2000                       1999
                                                     -----------------------    -----------------------
                                                     AMORTIZED    ESTIMATED     AMORTIZED    ESTIMATED
HELD TO MATURITY                                       COST       FAIR VALUE      COST       FAIR VALUE
----------------                                     ---------    ----------    ---------    ----------
Due in one year or less                               $    49      $    49       $    17      $    17
Due after one year through five years                     213          298           272          360
Due after five years through ten years                    171          170           165          159
Due after ten years                                       179          179           206          194
Asset-backed securities                                    15           15            21           21
                                                      -------      -------       -------      -------
     Total Held to Maturity                           $   627      $   711       $   681      $   751
                                                      =======      =======       =======      =======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

FIXED MATURITIES -- (CONTINUED)

     At December 31, 2000 and 1999, the distribution of gross unrealized gains and losses on investments in fixed maturities was as follows (in millions):

                                                                           2000
                                                    ---------------------------------------------------
                                                    AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
AVAILABLE FOR SALE                                    COST         GAINS         LOSSES      FAIR VALUE
------------------                                  ---------    ----------    ----------    ----------
U.S. Treasury and U.S. Government Corporations and
  agencies                                           $   735        $ 24          $  1        $   758
U.S. agencies, state and municipal                     3,295          74            10          3,359
Foreign Governments                                       51           1            --             52
Corporate                                              8,887         149           349          8,687
Other                                                  2,106          47            16          2,137
                                                     -------        ----          ----        -------
     Total Available for Sale                        $15,074        $295          $376        $14,993
                                                     =======        ====          ====        =======
HELD TO MATURITY
Corporate                                            $   612        $ 92          $  8        $   696
Other                                                     15          --            --             15
                                                     -------        ----          ----        -------
     Total Held to Maturity                          $   627        $ 92          $  8        $   711
                                                     =======        ====          ====        =======

                                                                           1999
                                                    ---------------------------------------------------
                                                    AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
AVAILABLE FOR SALE                                    COST         GAINS         LOSSES      FAIR VALUE
------------------                                  ---------    ----------    ----------    ----------
U.S. Treasury and U.S. Government Corporations and
  agencies                                           $   635        $  7          $ 16        $   626
U.S. agencies, state and municipal                     3,046           7           129          2,924
Foreign Governments                                       20          --            --             20
Corporate                                              8,428          61           359          8,130
Other                                                  1,631           4            46          1,589
                                                     -------        ----          ----        -------
     Total Available for Sale                        $13,760        $ 79          $550        $13,289
                                                     =======        ====          ====        =======
HELD TO MATURITY
Corporate                                            $   661        $ 91          $ 22        $   730
Other                                                     20           1            --             21
                                                     -------        ----          ----        -------
     Total Held to Maturity                          $   681        $ 92          $ 22        $   751
                                                     =======        ====          ====        =======

EQUITY SECURITIES

     Estimated fair value of equity securities has been determined using quoted market prices for publicly traded securities and a matrix pricing model for private placement securities. At December 31, 2000 and 1999, the distribution of gross unrealized gains and losses on equity securities is as follows (in millions):

                  UNREALIZED    UNREALIZED    ESTIMATED
          COST      GAINS         LOSSES      FAIR VALUE
          ----    ----------    ----------    ----------
  2000    $124       $14           $12           $126
  1999    $ 80       $13           $ 4           $ 89

MORTGAGE LOANS

     NYLIAC's mortgage loans are diversified by property type, location and borrower, and are generally collateralized by the related property.

     The fair market value of the mortgage loan portfolio at December 31, 2000 and 1999 is estimated to be $2,046 million and $1,858 million, respectively. Market values are determined by discounting the projected

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

MORTGAGE LOANS -- (CONTINUED)

cash flows for each loan to determine the current net present value. The discount rate used approximates the current rate for new mortgages with comparable characteristics and similar remaining maturities.

     At December 31, 2000 and 1999, contractual commitments to extend credit under commercial and residential mortgage loan agreements amounted to approximately $54 million and $37 million, respectively, at a fixed market rate of interest. These commitments are diversified by property type and geographic region.

     The general reserve provision for losses on mortgage loans was $4 million at December 31, 2000 and 1999, respectively. There were no specific provisions for losses as of December 31, 2000 and 1999. The activity in the general reserves as of December 31, 2000 and 1999 is summarized below (in millions):

                                                              2000    1999
                                                              ----    ----
Beginning Balance                                             $ 4      $1
Additions/(reductions) charged/(credited) to operations        --       3
                                                              ---      --
Ending Balance                                                $ 4      $4
                                                              ===      ==

     NYLIAC accrues interest income on problem loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on impaired loans is generally recognized on a cash basis. Cash payments on loans in the process of foreclosure are generally treated as a return of principal.

     At December 31, 2000 and 1999, the distribution of the mortgage loan portfolio by property type and geographic region was as follows (in millions):

                                                   2000        1999
                                                 --------    --------
Property Type:
  Office building                                 $  809      $  795
  Retail                                             396         385
  Apartments                                         167         185
  Residential                                        369         302
  Other                                              252         183
                                                  ------      ------
     Total                                        $1,993      $1,850
                                                  ======      ======
Geographic Region:
  Central                                         $  565      $  438
  Pacific                                            268         255
  Middle Atlantic                                    469         444
  South Atlantic                                     512         534
  New England                                        145         121
  Other                                               34          58
                                                  ------      ------
     Total                                        $1,993      $1,850
                                                  ======      ======

REAL ESTATE

     At December 31, 2000 and 1999, NYLIAC's real estate portfolio consisted of the following (in millions):

                                                              2000    1999
                                                              ----    ----
Investment                                                    $34     $63
Acquired through foreclosures                                  --       9
                                                              ---     ---
     Total real estate                                        $34     $72
                                                              ===     ===

     Accumulated depreciation on real estate at December 31, 2000 and 1999, was $8 million and $11 million, respectively. Depreciation expense totaled $1 million in 2000 and $3 million in 1999 and 1998.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 4 -- INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES

     The components of net investment income for the years ended December 31, 2000, 1999 and 1998, were as follows (in millions):

                                                 2000      1999      1998
                                                ------    ------    ------
Fixed Maturities                                $1,121    $1,013    $  972
Equity Securities                                    7        10         7
Mortgage Loans                                     147       134       116
Real Estate                                          9        15        15
Policy Loans                                        46        41        40
Derivative Instruments                              (1)        1         1
Other                                               15        16         1
                                                ------    ------    ------
  Gross investment income                        1,344     1,230     1,152
Investment expenses                                (32)      (51)      (44)
                                                ------    ------    ------
     Net investment income                      $1,312    $1,179    $1,108
                                                ======    ======    ======

     During 1999 a fixed maturity investment that had been classified as held to maturity was transferred to available for sale and subsequently sold due to credit deterioration. The investment had an amortized cost of $10,052,000, and the sale resulted in a realized gain of $82,000.

     For the years ended December 31, 2000, 1999 and 1998, realized investment gains (losses) computed under the specific identification method are as follows (in millions):

                                                  2000                           1999                           1998
                                        -------------------------      -------------------------      -------------------------
                                        GAINS              LOSSES      GAINS              LOSSES      GAINS              LOSSES
                                        -----              ------      -----              ------      -----              ------
Fixed Maturities                        $ 80               $(157)      $ 64                $(87)      $ 87                $(29)
Equity Securities                         17                  (7)        34                  (8)         7                  (7)
Mortgage Loans                             8                  (1)         4                  --         16                  (8)
Real Estate                               12                  (3)         5                  (2)         6                  (2)
Other                                     13                  (1)         2                  --          3                 (10)
                                        ----               -----       ----                ----       ----                ----
     Subtotal                           $130               $(169)      $109                $(97)      $119                $(56)
                                        ====               =====       ====                ====       ====                ====
Investment gains (losses), net                    $(39)                          $12                            $63
                                                  ====                           ===                            ===

NET UNREALIZED INVESTMENT GAINS (LOSSES)

     Net unrealized investment gains (losses) on fixed maturities available for sale are included in the Balance Sheet as a component of "Accumulated other comprehensive loss". Changes in these amounts include reclassification adjustments to avoid double counting in "Comprehensive income" items that are part of "Net

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NET UNREALIZED INVESTMENT GAINS (LOSSES) -- (CONTINUED)

income" for a period that also had been part of "Other comprehensive income" in earlier periods. The amounts for the years ended December 31, are as follows (in millions):

                                                              2000     1999     1998
                                                              -----    -----    ----
Net unrealized investments gains (losses), beginning of the
  year                                                        $(191)   $ 201    $157
                                                              -----    -----    ----
Changes in net unrealized investment gains (losses)
  attributable to:
  Investments:
     Net unrealized investment gains (losses) arising
       during the period                                        302     (612)     24
     Less: Reclassification adjustments for gains (losses)
       included in net income                                    41        1     (35)
                                                              -----    -----    ----
     Change in net unrealized investment gains (losses),
       net of adjustments                                       261     (613)     59
Impact of net unrealized investment gains (losses) on:
     Policyholders' account balance                              (3)      (7)     (1)
     Deferred policy acquisition costs                          (98)     228     (14)
                                                              -----    -----    ----
Change in net unrealized investment gains (losses)              160     (392)     44
                                                              -----    -----    ----
Net unrealized investment gains (losses), end of year         $ (31)   $(191)   $201
                                                              =====    =====    ====

     Net unrealized gains (losses) on investments arising during the periods reported in the above table are net of income tax expense (benefit) of $162 million, $(330) million and $31 million for the years ended December 31, 2000, 1999 and 1998, respectively.

     Reclassification adjustments reported in the above table for the years ended December 31, 2000, 1999 and 1998 are net of income tax expense (benefit) of $(22) million, $0 million and $19 million, respectively.

     Policyholders' account balance reported in the above table are net of income tax expense (benefit) of $(2) million, $(3) million and $0 million for the years ended December 31, 2000, 1999 and 1998, respectively.

     Deferred policy acquisition costs in the above table for the years ended December 31, 2000, 1999 and 1998 are net of income tax expense (benefit) of $(53) million, $122 million and $(8) million, respectively.

NOTE 5 -- INSURANCE LIABILITIES

     NYLIAC's annuity contracts are primarily deferred annuities. The carrying value, which approximates fair value, of NYLIAC's liabilities for deferred annuities at December 31, 2000 and 1999, was $7,944 million and $7,279 million, respectively.

NOTE 6 -- SEPARATE ACCOUNTS

     NYLIAC maintains eight non-guaranteed, registered separate accounts for its variable deferred annuity and variable life products. NYLIAC maintains investments in the registered separate accounts of $40 million and $71 million at December 31, 2000 and 1999, respectively. The assets of the separate accounts, which are carried at market value, represent investments in shares of the New York Life sponsored MainStay VP Series Fund and other non-proprietary funds.

     NYLIAC maintains one guaranteed separate account for universal life insurance policies. This account provides a minimum guaranteed interest rate with a market value adjustment imposed upon certain surrenders. The assets of this separate account are carried at market value.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 7 -- DEFERRED POLICY ACQUISITION COSTS

     An analysis of deferred policy acquisition costs (DAC) for the years ended December 31, 2000, 1999 and 1998 is as follows (in millions):

                                                              2000      1999      1998
                                                             ------    ------    ------
Balance at beginning of year before adjustment
  for unrealized gains (losses) on investments               $1,326    $1,028    $  836
Current year additions                                          444       372       286
Amortized during year                                          (140)      (74)      (94)
                                                             ------    ------    ------
Balance at end of year before adjustment for unrealized
  gains (losses) on investments                               1,630     1,326     1,028
Adjustment for unrealized gains (losses) on investments          30       181      (169)
                                                             ------    ------    ------
Balance at end of year                                       $1,660    $1,507    $  859
                                                             ======    ======    ======

NOTE 8 -- FEDERAL INCOME TAXES

     The components of the net deferred tax liability (asset) as of December 31, 2000 and 1999 are as follows (in millions):

                                                              2000    1999
                                                              ----    ----
Deferred tax assets:
  Future policyholder benefits                                $303    $258
  Employee and agents benefits                                  53      52
  Investments                                                   --     131
                                                              ----    ----
     Gross deferred tax assets                                 356     441
                                                              ====    ====
Deferred tax liabilities
  Deferred policy acquisition costs                            416     374
  Investments                                                    3      --
  Other                                                         24      14
                                                              ----    ----
     Gross deferred tax liabilities                            443     388
                                                              ----    ----
       Net deferred tax liability (asset)                     $ 87    $(53)
                                                              ====    ====

     Set forth below is a reconciliation of the Federal income tax rate to the effective tax rate for 2000, 1999 and 1998:

                                                            2000     1999     1998
                                                            -----    -----    ----
Statutory federal income tax rate                            35.0%    35.0%   35.0%
Equity base tax                                               4.3      5.9     1.7
Tax exempt income                                            (3.8)    (1.1)    (.5)
Other                                                        (2.4)    (1.5)    (.2)
                                                            -----    -----    ----
Effective tax rate                                           33.1%    38.3%   36.0%
                                                            =====    =====    ====

     NYLIAC's Federal income tax returns are routinely examined by the IRS and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 1995. There were no material effects on NYLIAC's results of operations as a result of these audits. NYLIAC believes that its recorded income tax liabilities are adequate for all open years.

NOTE 9 -- REINSURANCE

     NYLIAC has entered into cession reinsurance agreements on a coinsurance basis with non-affiliated companies and on a yearly renewable term basis with affiliated and non-affiliated companies.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 9 -- REINSURANCE -- (CONTINUED)

     NYLIAC has ceded yearly renewable term reinsurance with affiliated companies. Under these agreements, included in the accompanying statement of income are $2.3 million, $1.5 million and $.9 million of ceded premiums at December 31, 2000, 1999 and 1998, respectively.

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

     NYLIAC uses derivative financial instruments to manage interest rate, commodity and market risk. These derivative financial instruments include interest rate floors and interest rate and commodity swaps. NYLIAC has not engaged in derivative financial instrument transactions for speculative purposes.

     Notional or contractual amounts of derivative financial instruments provide only a measure of involvement in these types of transactions and do not represent the amounts exchanged between the parties engaged in the transaction. The amounts exchanged are determined by reference to the notional amounts and other terms of the derivative financial instruments which relate to interest rates or other financial indices.

     NYLIAC is exposed to credit-related losses in the event that a counterparty fails to perform its obligations under contractual terms. The credit exposure of derivative financial instruments is represented by the sum of fair values of contracts with each counterparty, if the net value is positive, at the reporting date.

     NYLIAC deals with highly rated counterparties and does not expect the counterparties to fail to meet their obligations. NYLIAC has controls in place to monitor credit exposures by limiting transactions with specific counterparties within specified dollar limits and assessing the future creditworthiness of counterparties. NYLIAC uses master netting agreements and adjusts transaction levels, when appropriate, to minimize risk.

INTEREST RATE RISK MANAGEMENT

     NYLIAC enters into various types of interest rate contracts primarily to minimize exposure of specific assets held by NYLIAC to fluctuations in interest rates.

     The following table summarizes the notional amounts and credit exposures of interest rate related derivative transactions (in thousands):

                                                     2000                    1999
                                             --------------------    --------------------
                                             NOTIONAL     CREDIT     NOTIONAL     CREDIT
                                              AMOUNT     EXPOSURE     AMOUNT     EXPOSURE
                                             --------    --------    --------    --------
Interest Rate Swaps                          $225,000     $1,938     $225,000      $--
Interest Rate Floors                         $150,000     $  402     $150,000      $92

     Interest rate swaps are agreements with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed upon notional amount. Swap contracts outstanding at December 31, 2000 are between three years, seven months and eighteen years four months in maturity. At December 31, 1999 such contracts were between four years, seven months and nineteen years in maturity. NYLIAC does not act as an intermediary or broker in interest rate swaps.

     The following table shows the type of swaps used by NYLIAC and the weighted average interest rates. Average variable rates are based on the rates which determine the last payment received or paid on each contract; those rates may change significantly, affecting future cash flows:

                                                                2000        1999
                                                              --------    --------
Receive -- fixed swaps -- Notional amount (in thousands)      $225,000    $225,000
  Average receive rate                                            6.64%       6.50%
  Average pay rate                                                6.26%       5.17%

     During the term of the swap, net settlement amounts are recorded as investment income or expense when earned. Fair values of interest rate swaps were $1,728,000 and ($8,420,000) at December 31, 2000 and 1999, respectively, based on broker/dealer quotations.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

INTEREST RATE RISK MANAGEMENT -- (CONTINUED)

     Interest rate floor agreements entitle NYLIAC to receive amounts from counterparties based upon the difference between a strike price and current interest rates. Such agreements serve as hedges against declining interest rates on a portfolio of assets. Amounts received during the term of interest rate floor agreements are recorded as investment income.

     At December 31, 2000 and 1999, unamortized premiums on interest rate floors amounted to $222,000 and $315,000, respectively. Fair values of such agreements were $402,000 and $92,000 at December 31, 2000 and 1999, respectively, based on broker/dealer quotations.

COMMODITY RISK MANAGEMENT

     NYLIAC has a bond investment with interest payments linked to the price of crude oil. NYLIAC has entered into a commodity swap with a total notional amount of $7,500,000 as a hedge against this commodity risk. The credit exposure of the swap was $38,000 and $0 at December 31, 2000 and 1999, respectively.

NOTE 11 -- COMMITMENTS AND CONTINGENCIES

LITIGATION

     NYLIAC is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities and/or other operations, including actions involving retail sales practices. Most of these actions seek substantial or unspecified compensatory and punitive damages. NYLIAC is also from time to time involved as a party in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC nevertheless believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

LOANED SECURITIES AND REPURCHASE AGREEMENTS

     NYLIAC participates in a securities lending program for the purpose of enhancing income on securities held. At December 31, 2000 and 1999, $755 million and $246 million, respectively, of NYLIAC's fixed maturities and equity securities were on loan to others, but were fully collateralized in an account held in trust for NYLIAC. Such assets reflect the extent of NYLIAC's involvement in securities lending, not NYLIAC's risk of loss.

     NYLIAC enters into agreements to sell and repurchase securities for the purpose of enhancing income on securities held. Under these agreements, NYLIAC obtains the use of funds from a broker for approximately one month. The liability reported in the accompanying Balance Sheet (included in other liabilities) at December 31, 2000 of $132 million ($620 million at December 31,
1999) approximates fair value. The investments acquired with the funds received from the securities sold are primarily included in cash and cash equivalents in the accompanying Balance Sheet.

NOTE 12 -- RELATED PARTY TRANSACTIONS

     New York Life provides NYLIAC with services and facilities for the sale of insurance and other activities related to the business of insurance. New York Life charges NYLIAC for the identified costs associated with these services and facilities under the terms of a Service Agreement between New York Life and NYLIAC. Such costs, amounting to $476 million for the year ended December 31, 2000 ($393 million for 1999 and $335 million for 1998) are reflected in operating expenses and net investment income in the accompanying Statement of Income.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 12 -- RELATED PARTY TRANSACTIONS -- (CONTINUED)

     In addition, NYLIAC is allocated post-retirement and post-employment benefits other than pensions, which are held by New York Life. NYLIAC was allocated $7 million for its share of the net periodic post-retirement benefits expense in 2000 ($12 million and $8 million in 1999 and 1998, respectively) and $2 million for the post-employment benefits expense in 2000 ($3 million in 1999 and $2 million in 1998) under the provisions of the Service Agreement. The expenses are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     In addition, in 1999 New York Life concluded a comprehensive expense reduction program expected to streamline processes and improve profitability. As a result of job eliminations and early retirement benefits as defined in management's termination plan, NYLIAC was allocated $16 million for its share of these restructuring costs in 1999, which are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     At December 31, 2000 and 1999, NYLIAC has a net liability of $111 million and $80 million, respectively for the above described services which are included in other liabilities in the accompanying Balance Sheet.

     In 1999 NYLIAC sold a $197 million Corporate Sponsored Variable Universal Life (CSVUL) policy and a $82 million Corporate Sponsored Universal Life (CSUL) policy to a Voluntary Employee Benefit Association (VEBA) trust. This trust was established to fund New York Life's retired employees medical and dental benefits. In addition, in 1999 and 1998, NYLIAC sold a Corporate Owned Life
(COLI) policy to New York Life for $180 million and $250 million in premiums, respectively. These policies were sold on the same basis as policies sold to unrelated customers.

NOTE 13 -- SUPPLEMENTAL CASH FLOW INFORMATION

     Federal income taxes paid were $7 million, $48 million, and $67 million during 2000, 1999 and 1998, respectively.

     Total interest paid was $12 million, $30 million and $27 million during 2000, 1999 and 1998, respectively.

NOTE 14 -- STATUTORY FINANCIAL INFORMATION

     Accounting practices used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from GAAP. The Delaware Insurance Department recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Delaware Insurance Law. No consideration is given by the Department to financial statements prepared in accordance with generally accepted accounting principles in making such determinations.

     At December 31, 2000 and 1999, statutory stockholder's equity was $1,098 million and $1,130 million, respectively. Statutory net income for the years ended December 31, 2000, 1999 and 1998 was $0.4 million, $63 million and $10 million, respectively.

     The State of Delaware Insurance Department has adopted the NAIC's Codification of Statutory Accounting Principles guidance, effective January 1, 2001. The Company has estimated the effect of adoption will be a net increase in statutory surplus of approximately $35 million (unaudited).

     NYLIAC is restricted as to the amounts it may pay as dividends to New York Life. Under Delaware Insurance Law, dividends on capital stock can be distributed only out of earned surplus. Furthermore, without prior approval of the Delaware Insurance Commissioner, dividends can not be declared or distributed which exceed the greater of ten percent of the Company's surplus or one hundred percent of net gain from operations.

     No dividends were paid or declared for the years ended December 31, 2000, 1999 and 1998.

     As of December 31, 2000, the amount of available and accumulated funds derived from earned surplus from which NYLIAC can pay dividends is $593 million. The maximum amount of dividends which may be paid in 2001 without prior approval is $109.8 million.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Stockholder of New York Life Insurance and Annuity Corporation

In our opinion, the accompanying balance sheet and the related statements of income, of comprehensive income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of New York Life Insurance and Annuity Corporation at December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, the Company changed its method of accounting in 1999 for the cost of computer software developed or obtained for internal use.

PRICEWATERHOUSECOOPERS LLP
1177 Avenue of the Americas
New York, New York 10036
March 12, 2001

                          PROSPECTUS DATED MAY 1, 2001

                                      FOR

                         MAINSTAY PLUS VARIABLE ANNUITY
                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
                  51 MADISON AVENUE, NEW YORK, NEW YORK 10010
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

     This Prospectus describes the individual flexible premium MainStay Plus Variable Annuity policies. New York Life Insurance and Annuity Corporation ("NYLIAC") issues these policies. We designed these policies to assist individuals with their long-term retirement planning needs. You can use these policies with retirement plans that do or do not qualify for special federal income tax treatment. The policies offer flexible premium payments, access to your money through partial withdrawals (some withdrawals may be subject to a surrender charge and/or tax penalty), a choice of when income payments commence, and a guaranteed death benefit if the owner or Annuitant dies before income payments have commenced.

     Your premium payments accumulate on a tax-deferred basis. This means your earnings are not taxed until you take the money out of your policy which can be done in several ways. You can split your premium payments among a guaranteed interest option, three general account options specifically for the dollar cost averaging program and the twenty-nine Investment Divisions listed below.

  -    MainStay VP Bond
  -    MainStay VP Capital Appreciation
  -    MainStay VP Cash Management
  -    MainStay VP Convertible
  -    MainStay VP Government
  -    MainStay VP Growth Equity
  -    MainStay VP High Yield Corporate Bond
  -    MainStay VP Indexed Equity
  -    MainStay VP International Equity
  -    MainStay VP Total Return
  -    MainStay VP Value
  -    MainStay VP American Century Income & Growth
  -    MainStay VP Dreyfus Large Company Value
  -    MainStay VP Eagle Asset Management Growth Equity
  -    MainStay VP Lord Abbett Developing Growth
  -    Alger American Small Capitalization
  -    Calvert Social Balanced
  -    Dreyfus IP Technology Growth* (Initial Class)
  -    Fidelity VIP Contrafund(R) (Initial Class)
  -    Fidelity VIP Equity-Income (Initial Class)
  -    Janus Aspen Series Balanced
  -    Janus Aspen Series Worldwide Growth
  -    MFS(R) Investors Trust Series
       (formerly known as MFS(R) Growth
       with Income Series)
  -    MFS(R) Research Series
  -    MFS(R) Utilities Series*
  -    Morgan Stanley UIF Emerging Markets Equity
  -    Neuberger Berman AMT Mid-Cap Growth*
  -    T. Rowe Price Equity Income
  -    Van Eck Worldwide Hard Assets

    You may allocate initial premiums, and thereafter may maintain the Accumulation Value in up to 18 Investment Divisions and the DCA Advantage Plan Accounts inclusively, plus the Fixed Account.

    We do not guarantee the investment performance of these variable Investment Divisions. Depending on current market conditions, you can make or lose money in any of the investment divisions.

    You should read this Prospectus carefully before investing and keep it for future reference. This Prospectus is not valid unless accompanied by the current prospectuses for the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund (VIP), the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the Universal Institutional Funds, Inc., the T. Rowe Price Equity Series, Inc. and the Van Eck Worldwide Insurance Trust (the "Funds," each individually a "Fund"). Each Investment Division invests in shares of a corresponding Fund portfolio. Please contact us at (800) 762-6212 or your registered representative if you do not have the accompanying book of underlying fund prospectuses.

    To learn more about the policy, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2001. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. The table of contents for the SAI appears at the end of this Prospectus. For a free copy of the SAI, call us at (800) 762-6212 or write to us at the address above.

    THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    THE POLICIES INVOLVE RISKS, INCLUDING POTENTIAL LOSS OF PRINCIPAL INVESTED. THE POLICIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

---------------
* Expected to be available on or about July 2, 2001.

                               TABLE OF CONTENTS

                                         PAGE
                                         ----
DEFINITIONS............................    3
FEE TABLE..............................    5
QUESTIONS AND ANSWERS ABOUT MAINSTAY
  PLUS VARIABLE ANNUITY................   10
FINANCIAL STATEMENTS...................   17
CONDENSED FINANCIAL INFORMATION........   18
NEW YORK LIFE INSURANCE AND ANNUITY
  CORPORATION AND THE SEPARATE
  ACCOUNT..............................   20
  New York Life Insurance and Annuity
     Corporation.......................   20
  The Separate Account.................   20
  The Portfolios.......................   20
  Additions, Deletions or Substitutions
     of Investments....................   21
  Reinvestment.........................   22
THE POLICIES...........................   22
  Selecting the Variable Annuity That's
     Right for You.....................   22
  Qualified and Non-Qualified
     Policies..........................   23
  Policy Application and Premium
     Payments..........................   24
  Payments Returned for Insufficient
     Funds.............................   24
  Your Right to Cancel ("Free Look")...   25
  Issue Ages...........................   25
  Transfers............................   25
  Procedures for Telephone
     Transactions......................   25
  Dollar Cost Averaging Programs.......   26
     (a) Traditional Dollar Cost
          Averaging....................   26
     (b) The DCA Advantage Plan........   27
  Automatic Asset Reallocation.........   28
  Interest Sweep.......................   28
  Accumulation Period..................   28
     (a) Crediting of Premium
          Payments.....................   28
     (b) Valuation of Accumulation
          Units........................   29
  Third Party Investment Advisory
     Arrangements......................   29
  Riders...............................   29
     (a) Living Needs Benefit Rider....   29
     (b) Unemployment Benefit  Rider...   29
     (c) Investment Protection Plan
          Rider........................   30
  Policy Owner Inquiries...............   31
  Records and Reports..................   31
CHARGES AND DEDUCTIONS.................   31
  Surrender Charges....................   31
  Amount of Surrender Charge...........   32
  Exceptions to Surrender Charges......   32

                                         PAGE
                                         ----
  Other Charges........................   32
     (a) Mortality and Expense Risk
          Charges......................   32
     (b) Administration Fee............   32
     (c) Policy Service Charge.........   33
     (d) Investment Protection Plan
          Rider Charge.................   33
     (e) Rider Risk Charge
       Adjustment......................   33
     (f)  Fund Charges.................   33
     (g) Transfer Fees.................   33
  Group and Sponsored Arrangements.....   34
  Taxes................................   34
DISTRIBUTIONS UNDER THE POLICY.........   34
  Surrenders and Withdrawals...........   34
     (a) Surrenders....................   35
     (b) Partial Withdrawals...........   35
     (c) Periodic Partial
         Withdrawals...................   35
     (d) Hardship Withdrawals..........   35
  Required Minimum Distribution........   35
  Our Right to Cancel..................   35
  Annuity Commencement Date............   36
  Death Before Annuity Commencement....   36
  Income Payments......................   37
     (a) Election of Income Payment
          Options......................   37
     (b) Other Methods of Payment......   37
     (c) Proof of Survivorship.........   37
  Delay of Payments....................   37
  Designation of Beneficiary...........   38
  Restrictions Under Internal Revenue
     Code Section 403(b)(11)...........   38
  Loans................................   38
THE FIXED ACCOUNT......................   39
     (a) Interest Crediting............   39
     (b) Transfers to Investment
          Divisions....................   39
     (c) Fixed Account Initial  Premium
         Guarantee.....................   40
THE DCA ADVANTAGE PLAN ACCOUNTS........   40
FEDERAL TAX MATTERS....................   40
  Introduction.........................   40
  Taxation of Annuities in General.....   40
  Qualified Plans......................   41
     (a) Section 403(a) Plans..........   42
     (b) Section 403(b) Plans..........   42
     (c) Individual Retirement
          Annuities....................   42
     (d) Roth Individual Retirement
          Annuities....................   42
     (e) Deferred Compensation Plans...   42
DISTRIBUTOR OF THE POLICIES............   42
VOTING RIGHTS..........................   42
TABLE OF CONTENTS FOR THE STATEMENT OF
  ADDITIONAL INFORMATION...............   44

     THIS PROSPECTUS IS NOT CONSIDERED AN OFFERING IN ANY STATE WHERE THE SALE OF THIS POLICY CANNOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING OTHER THAN AS DESCRIBED IN THIS PROSPECTUS OR IN ANY ATTACHED SUPPLEMENT TO THIS PROSPECTUS OR IN ANY AUTHORIZED SUPPLEMENTAL SALES MATERIAL.

                                  DEFINITIONS

ACCUMULATION UNIT--An accounting unit we use to calculate the Variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct variable Accumulation Unit value.

ACCUMULATION VALUE--The sum of the Variable Accumulation Value, the Fixed Accumulation Value, and the DCA Accumulation Value of a policy.

ALLOCATION ALTERNATIVES--The Investment Divisions of the Separate Account and the Fixed Account.

ANNUITANT--The person whose life determines the Income Payments, and upon whose death prior to the Annuity Commencement Date, benefits under the policy may be paid.

ANNUITY COMMENCEMENT DATE--The date on which we are to make the first Income Payment under the policy.

BENEFICIARY--The person or entity having the right to receive the death benefit set forth in the policy and who is the "designated beneficiary" for purposes of
Section 72 of the Internal Revenue Code in the event of the Annuitant's or the policy owner's death.

BUSINESS DAY--Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the closing of regular trading on the NYSE, if earlier.

DOLLAR COST AVERAGING ("DCA") ADVANTAGE PLAN ACCOUNTS--The 6-month, 12-month and 18-month DCA accounts used specifically for the DCA Advantage Plan.

DOLLAR COST AVERAGING ("DCA") ADVANTAGE PLAN--A feature which permits automatic dollar cost averaging using the DCA Advantage Plan Accounts.

DOLLAR COST AVERAGING ("DCA") ACCUMULATION VALUE--The sum of premium payments allocated to the DCA Advantage Plan Accounts, plus interest credited on those premium payments, less any transfers and partial withdrawals from the DCA Advantage Plan, and less any surrender charges and any policy service charges that may already have been assessed from the DCA Advantage Plan. The DCA Accumulation Value is supported by assets in NYLIAC's general account. These assets are subject to the claims of our general creditors.

ELIGIBLE PORTFOLIOS ("PORTFOLIOS")--The mutual fund portfolios of the Funds that are available for investment through the Investment Divisions of the Separate Account. Portfolios described in this prospectus are different from portfolios available to the general public. Investment results will differ.

FIXED ACCOUNT--An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Account. The Accumulation Value of the Fixed Account is supported by assets in NYLIAC's general account, which are subject to the claims of our general creditors.

FIXED ACCUMULATION VALUE--The sum of premium payments and transfers allocated to the Fixed Account, plus interest credited on those premium payments and transfers, less any transfers and partial withdrawals from the Fixed Account, and less any surrender charges and policy service charges deducted from the Fixed Account.

FUND--A diversified, open-end management investment company.

INCOME PAYMENTS--Periodic payments NYLIAC makes after the Annuity Commencement Date.

INVESTMENT DIVISION--The variable investment options available with the policy. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.

NON-QUALIFIED POLICIES--Policies that are not available for use in connection with employee retirement plans that qualify for special federal income tax treatment.

PAYMENT YEAR(S)--With respect to any premium payment, the year(s) beginning on the date such premium payment is made to the policy.

POLICY ANNIVERSARY--An anniversary of the Policy Date shown on the Policy Data Page.

POLICY DATA PAGE--Page 2 of the policy which contains the policy specifications.

POLICY DATE--The date from which we measure Policy Years, quarters, months and Policy Anniversaries. It is shown on the Policy Data Page.

POLICY YEAR--A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.

QUALIFIED POLICIES--Policies issued under employee retirement plans that qualify for special federal income tax treatment.

SEPARATE ACCOUNT--NYLIAC Variable Annuity Separate Account-III, a segregated asset account we established to receive and invest premium payments paid under the policies. The Separate Account's Investment Divisions, in turn, purchase shares of Eligible Portfolios.

VARIABLE ACCUMULATION VALUE--The sum of the products of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Division.

                                   FEE TABLE
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                              MAINSTAY VP    MAINSTAY VP
                                                                MAINSTAY VP     CAPITAL         CASH       MAINSTAY VP
                                                                   BOND       APPRECIATION   MANAGEMENT    CONVERTIBLE
                                                                -----------   ------------   -----------   -----------
OWNER TRANSACTION EXPENSES
  Surrender Charge (as a % of amount withdrawn).............    7% during Payment Years 1-3; 6% during Payment Year 4;
                                                                5% during Payment Year 5; 4% during Payment Year 6;
                                                                and 0% thereafter.
  Transfer Fee..............................................    There is no transfer fee on the first 12 transfers in
                                                                any Policy Year. However, NYLIAC reserves the right to
                                                                charge up to $30 for each transfer in excess of 12
                                                                transfers per Policy Year.
  Annual Policy Service Charge..............................    Lesser of $30 per policy or 2% of the Accumulation
                                                                Value, for policies with less than $20,000 of
                                                                Accumulation Value.
  Investment Protection Plan Rider Charge (optional)........    Maximum annual charge of 1% of the amount that is
                                                                guaranteed.
  Rider Risk Charge Adjustment (optional)...................    Maximum charge of 2% of the amount that is guaranteed
                                                                for cancellation of the Investment Protection Plan.
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value)
  Mortality and Expense Risk Fees...........................       1.25%         1.25%          1.25%         1.25%
  Administration Fees.......................................       0.15%         0.15%          0.15%         0.15%
  Total Separate Account Annual Expenses....................       1.40%         1.40%          1.40%         1.40%
FUND ANNUAL EXPENSES AFTER REIMBURSEMENT
  (as a % of average net assets for the fiscal year ended
    December 31, 2000)(a)
  Advisory Fees.............................................       0.25%         0.36%          0.25%         0.36%
  Administration Fees.......................................       0.20%         0.20%          0.20%         0.20%
  Other Expenses............................................       0.06%         0.07%          0.07%         0.10%
  Total Fund Annual Expenses................................       0.51%         0.63%          0.52%         0.66%

                                                                                          MAINSTAY VP
                                                                            MAINSTAY VP   HIGH YIELD
                                                              MAINSTAY VP     GROWTH       CORPORATE
                                                              GOVERNMENT      EQUITY         BOND
                                                              -----------   -----------   -----------
OWNER TRANSACTION EXPENSES
  Surrender Charge (as a % of amount withdrawn).............  Year 6; and 0% thereafter.
                                                              charge up to $30 for each transfer in
  Transfer Fee..............................................  excess of 12 transfers per Policy Year.
  Annual Policy Service Charge..............................  Accumulation Value.
  Investment Protection Plan Rider Charge (optional)........
  Rider Risk Charge Adjustment (optional)...................  Plan.
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value)
  Mortality and Expense Risk Fees...........................     1.25%         1.25%         1.25%
  Administration Fees.......................................     0.15%         0.15%         0.15%
  Total Separate Account Annual Expenses....................     1.40%         1.40%         1.40%
FUND ANNUAL EXPENSES AFTER REIMBURSEMENT
  (as a % of average net assets for the fiscal year ended
    December 31, 2000)(a)
  Advisory Fees.............................................     0.30%         0.25%         0.30%
  Administration Fees.......................................     0.20%         0.20%         0.20%
  Other Expenses............................................     0.10%         0.05%         0.10%
  Total Fund Annual Expenses................................     0.60%         0.50%         0.60%

                                                                  MAINSTAY VP    MAINSTAY VP    MAINSTAY VP
                                                                    INDEXED     INTERNATIONAL      TOTAL      MAINSTAY VP
                                                                    EQUITY         EQUITY         RETURN         VALUE
                                                                  -----------   -------------   -----------   -----------
OWNER TRANSACTION EXPENSES
  Surrender Charge (as a % of amount withdrawn).............      7% during Payment Years 1-3; 6% during Payment Year 4;
                                                                  5% during Payment Year 5; 4% during Payment Year 6; and
                                                                  0% thereafter.
  Transfer Fee..............................................      There is no transfer fee on the first 12 transfers in
                                                                  any Policy Year. However, NYLIAC reserves the right to
                                                                  charge up to $30 for each transfer in excess of 12
                                                                  transfers per Policy Year.
  Annual Policy Service Charge..............................      Lesser of $30 per policy or 2% of the Accumulation
                                                                  Value, for policies with less than $20,000 of
                                                                  Accumulation Value.
  Investment Protection Plan Rider Charge (optional)........      Maximum annual charge of 1% of the amount that is
                                                                  guaranteed.
  Rider Risk Charge Adjustment (optional)...................      Maximum charge of 2% of the amount that is guaranteed
                                                                  for cancellation of the Investment Protection Plan.
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value)
  Mortality and Expense Risk Fees...........................         1.25%          1.25%          1.25%         1.25%
  Administration Fees.......................................         0.15%          0.15%          0.15%         0.15%
  Total Separate Account Annual Expenses....................         1.40%          1.40%          1.40%         1.40%
FUND ANNUAL EXPENSES AFTER REIMBURSEMENT
  (as a % of average net assets for the fiscal year ended
    December 31, 2000)(a)
  Advisory Fees.............................................         0.10%          0.60%          0.32%         0.36%
  Administration Fees.......................................         0.20%          0.20%          0.20%         0.20%
  Other Expenses............................................         0.07%          0.21%          0.07%         0.08%
  Total Fund Annual Expenses................................         0.37%          1.01%          0.59%         0.64%

                                                              MAINSTAY VP   MAINSTAY VP
                                                               AMERICAN       DREYFUS
                                                                CENTURY        LARGE
                                                               INCOME &       COMPANY
                                                                GROWTH         VALUE
                                                              -----------   -----------
OWNER TRANSACTION EXPENSES
                                                              Payment Year 6; and 0%
  Surrender Charge (as a % of amount withdrawn).............  thereafter.
                                                              to charge up to $30 for
                                                              each transfer in excess
                                                              of 12 transfers per
  Transfer Fee..............................................  Policy Year.
  Annual Policy Service Charge..............................  Accumulation Value.
  Investment Protection Plan Rider Charge (optional)........
  Rider Risk Charge Adjustment (optional)...................  Plan.
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value)
  Mortality and Expense Risk Fees...........................     1.25%         1.25%
  Administration Fees.......................................     0.15%         0.15%
  Total Separate Account Annual Expenses....................     1.40%         1.40%
FUND ANNUAL EXPENSES AFTER REIMBURSEMENT
  (as a % of average net assets for the fiscal year ended
    December 31, 2000)(a)
  Advisory Fees.............................................     0.50%         0.60%
  Administration Fees.......................................     0.20%         0.20%
  Other Expenses............................................     0.20%         0.21%
  Total Fund Annual Expenses................................     0.90%         1.01%

                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                       MAINSTAY VP
                                       EAGLE ASSET   MAINSTAY VP       ALGER
                                       MANAGEMENT    LORD ABBETT      AMERICAN      CALVERT      DREYFUS IP
                                         GROWTH      DEVELOPING        SMALL         SOCIAL      TECHNOLOGY      FIDELITY VIP
                                         EQUITY        GROWTH      CAPITALIZATION   BALANCED       GROWTH        CONTRAFUND(R)
                                       -----------   -----------   --------------   --------     ----------      -------------
OWNER TRANSACTION EXPENSES
  Surrender Charge (as a % of          7% during Payment Years 1-3; 6% during Payment Year 4; 5% during Payment Year 5; 4%
    amount withdrawn)..............    during Payment Year 6; and 0% thereafter.
  Transfer Fee.....................    There is no transfer fee on the first 12 transfers in any Policy Year. However, NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 transfers per
                                       Policy Year.
  Annual Policy Service Charge.....    Lesser of $30 per policy or 2% of the Accumulation Value, for policies with less than
                                       $20,000 of Accumulation Value.
  Investment Protection Plan Rider     Maximum annual charge of 1% of the amount that is guaranteed.
    Charge (optional)..............
  Rider Risk Charge Adjustment         Maximum charge of 2% of the amount that is guaranteed for cancellation of the Investment
    (optional).....................    Protection Plan.
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value)
  Mortality and Expense Risk
    Fees...........................       1.25%         1.25%          1.25%         1.25%         1.25%             1.25%
  Administration Fees..............       0.15%         0.15%          0.15%         0.15%         0.15%             0.15%
  Total Separate Account Annual
    Expenses.......................       1.40%         1.40%          1.40%         1.40%         1.40%             1.40%
FUND ANNUAL EXPENSES AFTER
  REIMBURSEMENT
  (as a % of average net assets for
    the fiscal year ended
    December 31, 2000)(a)
  Advisory Fees....................       0.50%         0.60%          0.85%         0.70%         0.75%             0.57%
  Administration Fees..............       0.20%         0.20%             --            --            --                --
  Other Expenses...................       0.10%         0.27%          0.05%         0.18%(b)      0.09%             0.09%
  Total Fund Annual Expenses.......       0.80%         1.07%          0.90%         0.88%(b)      0.84%(c)          0.66%(d)


                                                       JANUS
                                     FIDELITY VIP      ASPEN
                                       EQUITY-        SERIES
                                        INCOME       BALANCED
                                     ------------    --------
OWNER TRANSACTION EXPENSES
                                     Payment Year
  Surrender Charge (as a % of        6; and 0%
    amount withdrawn)..............  thereafter.
                                     charge up to $30 for each
                                     transfer in excess of 12
  Transfer Fee.....................  transfers per Policy Year.
  Annual Policy Service Charge.....  Value.
  Investment Protection Plan Rider
    Charge (optional)..............
  Rider Risk Charge Adjustment
    (optional).....................
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value)
  Mortality and Expense Risk
    Fees...........................     1.25%          1.25%
  Administration Fees..............     0.15%          0.15%
  Total Separate Account Annual
    Expenses.......................     1.40%          1.40%
FUND ANNUAL EXPENSES AFTER
  REIMBURSEMENT
  (as a % of average net assets for
    the fiscal year ended
    December 31, 2000)(a)
  Advisory Fees....................     0.48%          0.65%
  Administration Fees..............        --             --
  Other Expenses...................     0.08%          0.01%
  Total Fund Annual Expenses.......     0.58%(d)       0.66%(e)

                                       JANUS ASPEN     MFS(R)                                                    NEUBERGER
                                         SERIES       INVESTORS        MFS(R)        MFS(R)     MORGAN STANLEY   BERMAN AMT
                                        WORLDWIDE       TRUST         RESEARCH      UTILITIES    UIF EMERGING     MID-CAP
                                         GROWTH        SERIES          SERIES        SERIES     MARKETS EQUITY     GROWTH
                                       -----------    ---------       --------      ---------   --------------   ----------
OWNER TRANSACTION EXPENSES
  Surrender Charge (as a % of          7% during Payment Years 1-3; 6% during Payment Year 4; 5% during Payment Year 5; 4%
    amount withdrawn)..............    during Payment Year 6; and 0% thereafter.
  Transfer Fee.....................    There is no transfer fee on the first 12 transfers in any Policy Year. However,
                                       NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 transfers per Policy Year.
  Annual Policy Service Charge.....    Lesser of $30 per policy or 2% of the Accumulation Value, for policies with less than $20,000 of Accumulation Value.
  Investment Protection Plan Rider     Maximum annual charge of 1% of the amount that is guaranteed.
    Charge (optional)..............
  Rider Risk Charge Adjustment         Maximum charge of 2% of the amount that is guaranteed for cancellation of the
    (optional).....................    Investment Protection Plan.
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value)
  Mortality and Expense Risk
    Fees...........................       1.25%         1.25%          1.25%          1.25%         1.25%          1.25%
  Administration Fees..............       0.15%         0.15%          0.15%          0.15%         0.15%          0.15%
  Total Separate Account Annual
    Expenses.......................       1.40%         1.40%          1.40%          1.40%         1.40%          1.40%
FUND ANNUAL EXPENSES AFTER
  REIMBURSEMENT
  (as a % of average net assets for
    the fiscal year ended
    December 31, 2000)(a)
  Advisory Fees....................       0.65%         0.75%          0.75%          0.75%         1.09%          0.84%
  Administration Fees..............          --            --             --             --         0.25%             --
  Other Expenses...................       0.04%         0.12%          0.10%          0.16%         0.46%          0.14%
  Total Fund Annual Expenses.......       0.69%(e)      0.87%(f)       0.85%(f)       0.91%(f)      1.80%(g)       0.98%


                                      T. ROWE PRICE      VAN ECK
                                         EQUITY         WORLDWIDE
                                         INCOME        HARD ASSETS
                                      -------------    -----------
OWNER TRANSACTION EXPENSES
                                     Payment Year 6;
  Surrender Charge (as a % of        and 0%
    amount withdrawn)..............  thereafter.
                                     right to charge
                                     up to $30 for
                                     each transfer
                                     in excess of 12
                                     transfers per
  Transfer Fee.....................  Policy Year.
                                     Accumulation
  Annual Policy Service Charge.....  Value.
  Investment Protection Plan Rider
    Charge (optional)..............
  Rider Risk Charge Adjustment       Protection
    (optional).....................  Plan.
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value)
  Mortality and Expense Risk
    Fees...........................       1.25%           1.25%
  Administration Fees..............       0.15%           0.15%
  Total Separate Account Annual
    Expenses.......................       1.40%           1.40%
FUND ANNUAL EXPENSES AFTER
  REIMBURSEMENT
  (as a % of average net assets for
    the fiscal year ended
    December 31, 2000)(a)
  Advisory Fees....................       0.85%(h)        1.00%
  Administration Fees..............          --              --
  Other Expenses...................          --           0.14%
  Total Fund Annual Expenses.......       0.85%           1.14%

------------
(a) The Fund or its agents provided the fees and charges, which are based on 2000 expenses and may reflect estimated charges, except for Janus. We have not verified the accuracy of the information provided by the agents.
(b) "Other Expenses" reflect an indirect fee of 0.02% relating to a fee offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolio's uninvested cash balances. Net fund operating expenses after reductions for these fees paid indirectly would be 0.86% for the Social Balanced Portfolio. Total expenses have been restated to reflect expenses expected to be incurred in 2001.
(c) The figures for the Dreyfus IP Technology Growth Portfolio are for the initial class shares for the fiscal years ended December 31, 2000. Actual expenses in future years may be higher or lower than the figures given above.

(d) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce the Fund's expenses, and/or because through arrangements with the Funds' custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. See the accompanying Fund prospectus for details.
(e) Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for Balanced and Worldwide Growth portfolios. All expenses are shown without the effect of any expense offset arrangements.
(f) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than actual expenses of the series. Had these fee reductions been taken into account, "Total Fund Annual Expenses" would equal 0.86% for the MFS(R) Investors Trust Series, 0.84% for the MFS(R) Research Series and 0.90% for the MFS(R) Utilities Series.
(g) Morgan Stanley Asset Management has voluntarily agreed to waive its "Advisory Fees" and/or reimburse the Portfolio, if necessary, to the extent that the "Total Fund Annual Expenses" of the Portfolio exceeds 1.75% of average daily net assets. For purposes of determining the amount of the voluntary advisory fee waiver and/or reimbursement, if any, the portfolio's annual operating expenses include certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. The fee waivers and reimbursements described above may be terminated by Morgan Stanley Asset Management at any time without notice. Absent such reductions, "Advisory Fees," "Administration Fees," "Other Expenses" and "Total Fund Annual Expenses" would have been 1.25%, 0.25%, 0.46% and 1.96% respectively.
(h)   The "Advisory Fees" include the ordinary operating expenses of the Fund.

EXAMPLES(1)

     This table below will help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects charges and expenses of the Separate Account and the Funds. However, the table does not reflect any optional charges under the policy. Charges and expenses may be higher or lower in future years. For more information on the charges reflected in this table, see "Charges and Deductions" and the Fund prospectuses which accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct premium taxes on surrender of the policy or on the Annuity Commencement Date.

     You would pay the following expenses on a $1,000 investment in one of the Investment Divisions listed, assuming a 5% annual return on assets:

        1. If you surrender your policy at the end of the stated time period:

                                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                         --------   --------   --------   --------
                MainStay VP Bond.......................................  $ 87.39    $138.19    $171.21    $256.70
                MainStay VP Capital Appreciation.......................  $ 88.54    $141.64    $177.07    $269.08
                MainStay VP Cash Management............................  $ 87.49    $138.48    $171.70    $257.74
                MainStay VP Convertible................................  $ 88.83    $142.50    $178.53    $272.14
                MainStay VP Government.................................  $ 88.25    $140.78    $175.60    $265.98
                MainStay VP Growth Equity..............................  $ 87.30    $137.91    $170.72    $255.68
                MainStay VP High Yield Corporate Bond..................  $ 88.25    $140.78    $175.60    $265.98
                MainStay VP Indexed Equity.............................  $ 86.05    $134.15    $164.32    $242.09
                MainStay VP International Equity.......................  $ 92.18    $152.49    $195.43    $307.26
                MainStay VP Total Return...............................  $ 88.16    $140.49    $175.12    $264.97
                MainStay VP Value......................................  $ 88.64    $141.92    $177.54    $270.08
                MainStay VP American Century Income & Growth...........  $ 91.13    $149.37    $190.15    $296.37
                MainStay VP Dreyfus Large Company Value................  $ 92.18    $152.49    $195.43    $307.26
                MainStay VP Eagle Asset Management Growth Equity.......  $ 90.17    $146.50    $185.32    $286.33
                MainStay VP Lord Abbett Developing Growth..............  $ 92.76    $154.20    $198.30    $313.16
                Alger American Small Capitalization....................  $ 91.13    $149.37    $190.15    $296.37
                Calvert Social Balanced................................  $ 90.93    $148.79    $189.18    $294.36
                Dreyfus IP Technology Growth(2)........................  $ 90.55    $147.64    $187.25    $290.35
                Fidelity VIP Contrafund(R).............................  $ 88.83    $142.50    $178.53    $272.14
                Fidelity VIP Equity-Income.............................  $ 87.87    $139.63    $173.65    $261.87
                Janus Aspen Series Balanced............................  $ 88.83    $142.50    $178.53    $272.14
                Janus Aspen Series Worldwide Growth....................  $ 89.11    $143.36    $179.98    $275.20
                MFS(R) Investors Trust Series..........................  $ 90.84    $148.51    $188.71    $293.37
                MFS(R) Research Series.................................  $ 90.64    $147.93    $187.73    $291.36
                MFS(R) Utilities Series(2).............................  $ 91.22    $149.65    $190.64    $297.38
                Morgan Stanley UIF Emerging Markets Equity.............  $ 99.74    $174.79    $232.67    $382.21
                Neuberger Berman AMT Mid-Cap Growth(2).................  $ 91.90    $151.64    $194.00    $304.30
                T. Rowe Price Equity Income............................  $ 90.64    $147.93    $187.73    $291.36
                Van Eck Worldwide Hard Assets..........................  $ 93.61    $156.76    $202.60    $321.96

        2. If you annuitize your policy at the end of the stated time period:

                MainStay VP Bond.......................................  $ 87.39    $ 69.88    $119.71    $256.70
                MainStay VP Capital Appreciation.......................  $ 88.54    $ 73.58    $125.89    $269.08
                MainStay VP Cash Management............................  $ 87.49    $ 70.20    $120.23    $257.74
                MainStay VP Convertible................................  $ 88.83    $ 74.50    $127.42    $272.14
                MainStay VP Government.................................  $ 88.25    $ 72.65    $124.34    $265.98
                MainStay VP Growth Equity..............................  $ 87.30    $ 69.58    $119.20    $255.68
                MainStay VP High Yield Corporate Bond..................  $ 88.25    $ 72.65    $124.34    $265.98
                MainStay VP Indexed Equity.............................  $ 86.05    $ 65.56    $112.46    $242.09
                MainStay VP International Equity.......................  $ 92.18    $ 85.19    $145.20    $307.26

------------
(1) For purposes of calculating these examples, we have expressed the annual policy service charge as an annual percentage of assets based on the average size of policies having an Accumulation Value of less than $20,000 on December 31, 2000. The average size is $10,000. This calculation method reasonably reflects the annual policy service charges applicable to policies having an Accumulation Value of less than $20,000. The annual policy service charge does not apply to policies having an Accumulation Value of $20,000 or greater. The expenses shown, therefore, would be slightly lower if your policy's Accumulation Value is $20,000 or greater.
(2) The Dreyfus IP Technology Growth Portfolio, the MFS(R) Utilities Series Portfolio and the Neuberger Berman AMT Mid-Cap Growth Portfolio are expected to be available as Investment Divisions on or about July 2, 2001.

                                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                         --------   --------   --------   --------
                MainStay VP Total Return...............................  $ 88.16    $ 72.34    $123.82    $264.97
                MainStay VP Value......................................  $ 88.64    $ 73.87    $126.38    $270.08
                MainStay VP American Century Income & Growth...........  $ 91.13    $ 81.86    $139.64    $296.37
                MainStay VP Dreyfus Large Company Value................  $ 92.18    $ 85.19    $145.20    $307.26
                MainStay VP Eagle Asset Management Growth Equity.......  $ 90.17    $ 78.78    $134.56    $286.33
                MainStay VP Lord Abbett Developing Growth..............  $ 92.76    $ 87.02    $148.22    $313.16
                Alger American Small Capitalization....................  $ 91.13    $ 81.86    $139.64    $296.37
                Calvert Social Balanced................................  $ 90.93    $ 81.23    $138.62    $294.36
                Dreyfus IP Technology Growth(2)........................  $ 90.55    $ 80.01    $136.59    $290.35
                Fidelity VIP Contrafund(R).............................  $ 88.83    $ 74.50    $127.42    $272.14
                Fidelity VIP Equity-Income.............................  $ 87.87    $ 71.42    $122.28    $261.87
                Janus Aspen Series Balanced............................  $ 88.83    $ 74.50    $127.42    $272.14
                Janus Aspen Series Worldwide Growth....................  $ 89.11    $ 75.42    $128.95    $275.20
                MFS(R) Investors Trust Series..........................  $ 90.84    $ 80.93    $138.13    $293.37
                MFS(R) Research Series.................................  $ 90.64    $ 80.31    $137.10    $291.36
                MFS(R) Utilities Series(2).............................  $ 91.22    $ 82.15    $140.16    $297.38
                Morgan Stanley UIF Emerging Markets Equity.............  $ 99.74    $109.07    $184.40    $382.21
                Neuberger Berman AMT Mid-Cap Growth(2).................  $ 91.90    $ 84.29    $143.69    $304.30
                T. Rowe Price Equity Income............................  $ 90.64    $ 80.31    $137.10    $291.36
                Van Eck Worldwide Hard Assets..........................  $ 93.61    $ 89.77    $152.75    $321.96

        3. If you do not surrender your policy:

                MainStay VP Bond.......................................  $ 22.67    $ 69.88    $119.71    $256.70
                MainStay VP Capital Appreciation.......................  $ 23.90    $ 73.58    $125.89    $269.08
                MainStay VP Cash Management............................  $ 22.77    $ 70.20    $120.23    $257.74
                MainStay VP Convertible................................  $ 24.21    $ 74.50    $127.42    $272.14
                MainStay VP Government.................................  $ 23.59    $ 72.65    $124.34    $265.98
                MainStay VP Growth Equity..............................  $ 22.57    $ 69.58    $119.20    $255.68
                MainStay VP High Yield Corporate Bond..................  $ 23.59    $ 72.65    $124.34    $265.98
                MainStay VP Indexed Equity.............................  $ 21.24    $ 65.56    $112.46    $242.09
                MainStay VP International Equity.......................  $ 27.78    $ 85.19    $145.20    $307.26
                MainStay VP Total Return...............................  $ 23.49    $ 72.34    $123.82    $264.97
                MainStay VP Value......................................  $ 24.00    $ 73.87    $126.38    $270.08
                MainStay VP American Century Income & Growth...........  $ 26.66    $ 81.86    $139.64    $296.37
                MainStay VP Dreyfus Large Company Value................  $ 27.78    $ 85.19    $145.20    $307.26
                MainStay VP Eagle Asset Management Growth Equity.......  $ 25.63    $ 78.78    $134.56    $286.33
                MainStay VP Lord Abbett Developing Growth..............  $ 28.39    $ 87.02    $148.22    $313.16
                Alger American Small Capitalization....................  $ 26.66    $ 81.86    $139.64    $296.37
                Calvert Social Balanced................................  $ 26.45    $ 81.23    $138.62    $294.36
                Dreyfus IP Technology Growth(2)........................  $ 26.04    $ 80.01    $136.59    $290.35
                Fidelity VIP Contrafund(R).............................  $ 24.21    $ 74.50    $127.42    $272.14
                Fidelity VIP Equity-Income.............................  $ 23.18    $ 71.42    $122.28    $261.87
                Janus Aspen Series Balanced............................  $ 24.21    $ 74.50    $127.42    $272.14
                Janus Aspen Series Worldwide Growth....................  $ 24.51    $ 75.42    $128.95    $275.20
                MFS(R) Investors Trust Series..........................  $ 26.35    $ 80.93    $138.13    $293.37
                MFS(R) Research Series.................................  $ 26.14    $ 80.31    $137.10    $291.36
                MFS(R) Utilities Series(2).............................  $ 26.76    $ 82.15    $140.16    $297.38
                Morgan Stanley UIF Emerging Markets Equity.............  $ 35.85    $109.07    $184.40    $382.21
                Neuberger Berman AMT Mid-Cap Growth(2).................  $ 27.48    $ 84.29    $143.69    $304.30
                T. Rowe Price Equity Income............................  $ 26.14    $ 80.31    $137.10    $291.36
                Van Eck Worldwide Hard Assets..........................  $ 29.31    $ 89.77    $152.75    $321.96

THESE EXAMPLES SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE PERFORMANCE OR EXPENSES. THE ACTUAL EXPENSES PAID OR PERFORMANCE ACHIEVED MAY BE GREATER OR LESS THAN THOSE SHOWN.

           QUESTIONS AND ANSWERS ABOUT MAINSTAY PLUS VARIABLE ANNUITY

     NOTE: THE FOLLOWING SECTION CONTAINS BRIEF QUESTIONS AND ANSWERS ABOUT MAINSTAY PLUS VARIABLE ANNUITY. YOU SHOULD REFER TO THE BODY OF THIS PROSPECTUS FOR MORE DETAILED INFORMATION.

1. WHAT IS MAINSTAY PLUS VARIABLE ANNUITY?

     MainStay Plus Variable Annuity is a Flexible Premium Deferred Variable Retirement Annuity policy. NYLIAC issues the policy. You may allocate premium payments to one or more of the Investment Divisions of the Separate Account, or to the Fixed Account. In addition, you may also allocate premium payments to one or more DCA Advantage Plan Accounts. The Accumulation Value will fluctuate according to the performance of the Investment Divisions selected and the interest credited on amounts in the Fixed Account and the DCA Accounts.

2. WHERE CAN I ALLOCATE MY PREMIUM PAYMENT?

     (a) You can allocate your premium payments to one or more of the following Allocation Alternatives:

        (i) SEPARATE ACCOUNT

             The Separate Account has 30 Investment Divisions, 26 of which are currently available under this product, 29 are expected to be available on or about July 2, 2001. They are listed as the currently available investment divisions on the first page of this Prospectus. When you allocate a premium payment to one of the Investment Divisions, the Separate Account will invest your premium payment exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund.

        (ii) FIXED ACCOUNT

             Each premium payment, or the portion of any premium payment, you allocate to the Fixed Account will reflect a guaranteed interest rate. (See "The Fixed Account.")

     (b) You can also allocate your premium payments to the DCA Advantage Plan. The DCA Advantage Plan consists of three DCA Advantage Plan Accounts: a 6-month, 12-month and an 18-month account. NYLIAC will credit interest to amounts held in the DCA Advantage Plan Accounts at rates we have set in advance. The DCA Advantage Plan allows you to set up automatic dollar cost averaging from the DCA Advantage Plan Accounts into the Investment Divisions and/or the Fixed Account. (See "DCA Advantage Plan Accounts.")

3. CAN I MAKE TRANSFERS AMONG THE INVESTMENT DIVISIONS AND THE FIXED ACCOUNT?

     You can transfer all or part of the Accumulation Value of your policy between the Investment Divisions or from the Investment Divisions to the Fixed Account at least 30 days before the Annuity Commencement Date, although certain restrictions may apply. Generally, you can transfer a minimum amount of $500, unless we agree otherwise. You can make unlimited transfers each Policy Year. We currently do not charge for transfers. However, we reserve the right to charge up to $30 for each transfer after the first twelve in a given Policy Year. (See "Transfers.") You may not transfer money into the Fixed Account if you transferred money out of the Fixed Account during the previous six-month period.

     You can make transfers from the Fixed Account and the DCA Advantage Plan Accounts, although certain restrictions may apply. (See "The Fixed Account" and "The DCA Advantage Plan Accounts.") In addition, you can request transfers through the traditional Dollar Cost Averaging, Automatic Asset Reallocation, or Interest Sweep options described in this Prospectus.

4. WHAT CHARGES ARE ASSESSED AGAINST THE POLICY?

     Before the date we start making Income Payments to you, we will deduct a policy service charge on each Policy Anniversary and upon surrender of the policy if on that date the Accumulation Value is below $20,000. This charge will be the lesser of $30 or 2% of the Accumulation Value at the end of the Policy Year and on the date of surrender. In addition, we deduct on a daily basis a charge for policy administration expenses. This charge is equal, on an annual basis, to .15% of the net asset value of the Separate Account. (See "Other Charges.")

     The policies are also subject to a charge for certain mortality and expense risks NYLIAC assumes. We also deduct this charge on a daily basis. This charge is equal, on an annual basis, to 1.25% of the average daily net asset value of the Separate Account. (See "Other Charges.")

     We impose a surrender charge on certain partial withdrawals or surrenders of the policies based on the amount of premium payments made. This charge is assessed as a percentage of the amount withdrawn during the first six Payment Years following each premium payment. We keep track of each premium payment and assess a charge based on the length of time a premium payment is in your policy before it is withdrawn. The percentage declines after the first three Payment Years as follows:

                                                              SURRENDER
                        PAYMENT YEAR                           CHARGE
                        ------------                          ---------
1...........................................................     7%
2...........................................................     7%
3...........................................................     7%
4...........................................................     6%
5...........................................................     5%
6...........................................................     4%
7+..........................................................     0%

     For purposes of calculating the surrender charge, we treat withdrawals as coming from the oldest premium payment first (on a first-in, first-out basis).

     You can make withdrawals from the policy free of surrender charges based on certain limitations. In any one Policy Year, you may withdraw free of a surrender charge the greater of (a) up to 10% of the Accumulation Value at the time of withdrawal or (b) the Accumulation Value of the policy less the accumulated premium payments. (See "Surrender Charges" and "Exceptions to Surrender Charges".)

     If you selected the Investment Protection Plan (in states where available), we will deduct a charge on each policy quarter, based on the amount that is guaranteed. (See "Other Charges--Investment Protection Plan Rider Charge"). The maximum annual charge for this feature is 1% of the amount that is guaranteed. We may deduct a charge from your Accumulation Value if you cancel the Investment Protection Plan. We call this charge a Rider Risk Charge Adjustment. (See "Other Charges--Rider Risk Charge Adjustment"). The maximum Rider Risk Charge Adjustment is 2% of the amount that is guaranteed. We set both of these charges at our sole discretion, subject to the stated maximums. You should consult with your registered representative to determine the percentages we are currently charging before you select the Investment Protection Plan. We will not increase either of these charges after the date the rider becomes effective for the Investment Protection Plan.

     Finally, the value of the shares of each Fund reflects advisory fees, administration fees and other expenses deducted from the assets of each Fund. (See the Fund prospectuses which accompany this Prospectus.)

5. WHAT ARE THE MINIMUM INITIAL AND MAXIMUM ADDITIONAL PREMIUM PAYMENTS?

     Unless we permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies and $5,000 for Non-Qualified Policies. You can make additional premium payments of at least $100 or such lower amount as we may permit at any time. You have a choice of sending premium payments directly to NYLIAC or through pre-authorized monthly deductions from banks, credit unions or similar accounts. We may agree to other methods of payment. The maximum aggregate amount of premium payments we accept is $1,000,000 without prior approval. For Qualified Policies, you may not make premium payments in excess of the amount permitted by law for the plan.

6. HOW ARE PREMIUM PAYMENTS ALLOCATED?

     We will allocate the initial premium payment to the Investment Divisions, Fixed Account and/or DCA Advantage Plan Accounts which you selected within two Business Days after receipt, subject to our receipt of all information necessary to issue a policy. Subsequent premium payments will be allocated at the close of the Business Day on which they are received.

     Currently, you may allocate the initial premium payment and thereafter may maintain the Accumulation Value in up to 18 Investment Divisions and the DCA Advantage Plan Accounts inclusively, plus the Fixed Account. (See "Automatic Asset Reallocation".) Moreover, you may raise or lower the percentages (which must be in whole numbers) of the premium payment you place in each Allocation Alternative at the time you make a premium payment. The minimum amount which you may place in any one Allocation Alternative is $25, or such lower amount as we may permit. The minimum amount which you may place in any DCA Advantage Plan Account is $5,000. We reserve the right to limit the amount of a premium payment that may be placed in any one Allocation

Alternative and/or any DCA Advantage Plan Account and the number of Allocation Alternatives and DCA Advantage Plan Accounts to which you allocate your Accumulation Value.

7. WHAT HAPPENS IF PREMIUM PAYMENTS ARE NOT MADE?

     If we do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, we reserve the right to terminate your policy. We will notify you of our intention to exercise this right and give you 90 days to make a premium payment. If we terminate your policy, we will pay you the Accumulation Value of your policy in one lump sum.

8. CAN I WITHDRAW MONEY FROM THE POLICY BEFORE THE ANNUITY COMMENCEMENT DATE?

     You may make withdrawals from your policy before the Annuity Commencement Date and while the Annuitant is alive. Your withdrawal request must be in a form that is acceptable to us. Under most circumstances, you may make a minimum partial withdrawal of $500. Withdrawals may be subject to a surrender charge. In addition, you may have to pay income tax and a 10% penalty tax may apply if you are under age 59 1/2. (See "Distributions Under the Policy" and "Federal Tax Matters".)

9. HOW WILL NYLIAC MAKE INCOME PAYMENTS ON THE ANNUITY COMMENCEMENT DATE?

     We will make Income Payments on a fixed basis. We do not currently offer a variable income payment option. We will make payments under the Life Income Payment Option over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. Income Payments will always be the same specified amount. (See "Income Payments".) We may offer other options, at our discretion, where permitted by state law.

10. WHAT HAPPENS IF I DIE OR THE ANNUITANT DIES BEFORE THE ANNUITY COMMENCEMENT DATE?

     If you or the Annuitant dies before the Annuity Commencement Date, we will pay the Beneficiary under the policy an amount equal to the greater of:

        (a) the Accumulation Value, less any outstanding loan balance,

        (b) the sum of all premium payments made, less any outstanding loan balance, partial withdrawals and surrender charges previously imposed, or

        (c) the "reset value" (as described under "Death Before Annuity Commencement" in this Prospectus) plus any additional premium payments made since the most recent "reset date," less any outstanding loan balance, partial withdrawals (proportional withdrawals in New York) and applicable surrender charges since the most recent "reset date."

     If the Beneficiary is the spouse of the Annuitant and the owner, see Question 11. (Also see "Death Before Annuity Commencement" and "Federal Tax Matters".)

11. WHAT HAPPENS IF MY SPOUSE IS THE BENEFICIARY?

     If you are the owner and Annuitant and you die before the Annuity Commencement Date, your spouse may continue the policy as the new owner and Annuitant if he/she is also the sole Beneficiary (for Non-Qualified, IRA, Roth IRA, TSA or SEP policies only). If your spouse chooses to continue the policy, we will not pay the death benefit proceeds as a consequence of your death, or the Annuitant's death.

12. MAY I RETURN THE POLICY AFTER IT IS DELIVERED?

     You may cancel the policy by returning it to us, or to the registered representative through whom you purchased it, within 10 days of delivery of the policy or such longer period as required under state law. In states where approved, you will receive the policy's Accumulation Value on the date we receive the policy without any deduction for premium taxes or a surrender charge. This amount may be more or less than your premium payments. Otherwise, you will receive from us the greater of (i) the initial premium payment less any prior partial withdrawals or (ii) the Accumulation Value on the date we receive the policy, without any deduction for premium taxes or a surrender charge. We will set forth the provision in your policy.

13. WHAT ABOUT VOTING RIGHTS?

     You can instruct NYLIAC how to vote shares of the Funds in which you have a voting interest through the Separate Account. (See "Voting Rights".)

14. HOW WILL NYLIAC CALCULATE INVESTMENT PERFORMANCE OF THE SEPARATE ACCOUNT?

     YIELDS. The yield of the MainStay VP Cash Management Investment Division refers to the annualized income generated by an investment in that Investment Division over a specified seven-day period. In calculating the yield, we assume that the income generated for that seven-day period is generated each seven-day period over a 52-week period. The current yield is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned in the MainStay VP Cash Management Investment Division is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. For the seven-day period ended December 31, 2000, the MainStay VP Cash Management Investment Division's yield and effective yield were 4.00% and 4.08%, respectively.

     The yield of the MainStay VP Government, MainStay VP High Yield Corporate Bond or MainStay VP Bond Investment Divisions refers to the annualized income generated in that Investment Division over a specified thirty-day period. In calculating the yield, we assume that the income generated by the investment during that thirty-day period is generated each thirty-day period over a 12-month period. The current yield is shown as a percentage of the investment. For the 30-day period ended December 31, 2000, the annualized yields for the MainStay VP Government, MainStay VP High Yield Corporate Bond and MainStay VP Bond Investment Divisions were 4.32%, 7.27% and 4.80%, respectively.

     The yield calculations do not reflect the effect of any surrender charge that may be applicable to a particular policy. To the extent that the surrender charge is applicable to a particular policy, the yield of that policy will be reduced. Past performance is no indication of future performance. For additional information regarding the yields described above, please refer to the Statement of Additional Information.

     TOTAL RETURN CALCULATIONS. The following tables present performance data for each of the Investment Divisions for periods ending December 31, 2000. The average annual total return (if surrendered) data reflect all Separate Account and Fund annual expenses for the currently available Funds shown in the Fee Table. The average annual total return (if surrendered) figures assume that the policy is surrendered at the end of the periods shown. The annual policy service charge, which is charged to policies with an Accumulation Value of less than $20,000, is not reflected. This fee, if applicable, would reduce the rates of return. The average annual total return (no surrenders) does not reflect the deduction of any surrender charges. All rates of return include the reinvestment of investment income, including interest and dividends.

     Certain Portfolios existed prior to the date that they were added to an Investment Division of the Separate Account. For periods prior to an Investment Division's inception date, the performance of the Investment Division was derived from the performance of the corresponding Portfolios, as modified to reflect the Separate Account and Fund annual expenses as if the policy had been available during the periods shown. The results shown are not an estimate or guarantee of future investment performance for the Investment Divisions.

                          AVERAGE ANNUAL TOTAL RETURN
                     (FOR PERIODS ENDED DECEMBER 31, 2000)


                                                  MAINSTAY VP     MAINSTAY VP                                       MAINSTAY VP
                                   MAINSTAY VP      CAPITAL          CASH        MAINSTAY VP     MAINSTAY VP          GROWTH
      INVESTMENT DIVISIONS:           BOND        APPRECIATION    MANAGEMENT     CONVERTIBLE      GOVERNMENT          EQUITY
      ---------------------           ----        ------------    -----------    -----------     -----------        -----------
    PORTFOLIO INCEPTION DATE:      1/23/84         1/29/93        1/29/93        10/1/96         1/29/93           1/23/84
---------------------------------
INVESTMENT DIVISION INCEPTION DATE:
-----------------------------------    5/1/95          5/1/95         5/1/95         10/1/96          5/1/95            5/1/95
AVERAGE ANNUAL TOTAL RETURN (IF
SURRENDERED)
1 Year......................             1.47%         -17.51%         -1.99%        -12.23%            3.68%           -10.69%
3 Year......................             2.03%          12.24%          1.72%          8.61%            2.70%            13.34%
5 Year......................             3.40%          15.62%          2.95%            --             3.81%            18.04%
10 Year.....................             6.29%             --             --             --               --             16.96%
Since Portfolio Inception...             7.77%          15.71%          3.38%         10.72%            4.87%            12.81%
Since Investment Division
  Inception*................             4.24%          17.50%          3.23%         10.72%            4.60%            18.94%
AVERAGE ANNUAL TOTAL RETURN (NO
SURRENDERS)
1 Year......................             8.29%         -11.96%          4.60%         -6.33%           10.66%            -4.69%
3 Year......................             4.22%          14.06%          3.92%         10.55%            4.86%            15.12%
5 Year......................             4.26%          16.17%          3.83%            --             4.66%            18.55%
10 Year.....................             6.29%             --             --             --               --             16.96%
Since Portfolio Inception...             7.77%          15.71%          3.38%         11.55%            4.87%            12.81%
Since Investment Division
  Inception*................             4.83%          17.84%          3.83%         11.55%            5.18%            19.26%

                                                                                                                    MAINSTAY VP
                                  MAINSTAY VP                                                                        AMERICAN
                                  HIGH YIELD     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP                          CENTURY
                                   CORPORATE       INDEXED      INTERNATIONAL       TOTAL        MAINSTAY VP         INCOME &
     INVESTMENT DIVISIONS:           BOND          EQUITY          EQUITY          RETURN           VALUE             GROWTH
     ---------------------           ----        -----------    -------------    -----------     -----------        -----------
   PORTFOLIO INCEPTION DATE:       5/1/95        1/29/93          5/1/95         1/29/93          5/1/95            5/1/98
--------------------------------
INVESTMENT DIVISION INCEPTION DATE:
-----------------------------------    5/1/95         5/1/95          5/1/95          5/1/95           5/1/95            5/1/98
AVERAGE ANNUAL TOTAL RETURN (IF
SURRENDERED)
1 Year.......................          -13.03%        -16.22%          -24.30%        -11.63%            4.32%           -17.51%
3 Year.......................           -0.66%          8.56%            5.35%          9.00%            1.95%               --
5 Year.......................            5.35%         15.82%            6.20%         11.23%           10.04%               --
10 Year......................              --             --               --             --               --                --
Since Portfolio Inception....            6.49%         15.18%            6.69%         11.58%           11.81%             1.42%
Since Investment Division
  Inception*.................            6.46%         17.20%            7.34%         12.68%           11.55%             1.42%
AVERAGE ANNUAL TOTAL RETURN (NO
SURRENDERS)
1 Year.......................           -7.18%        -10.58%          -19.21%         -5.69%           11.32%           -11.97%
3 Year.......................            1.52%         10.50%            7.41%         10.93%            4.15%               --
5 Year.......................            6.15%         16.37%            6.98%         11.88%           10.71%               --
10 Year......................              --             --               --             --               --                --
Since Portfolio Inception....            7.01%         15.18%            7.21%         11.58%           12.22%             3.92%
Since Investment Division
  Inception*.................            6.99%         17.55%            7.85%         13.09%           11.98%             3.92%

---------------
*Performance is calculated as of the initial date a deposit was received in the Investment Division.

    MAINSTAY VP    MAINSTAY VP
      DREYFUS      EAGLE ASSET    MAINSTAY VP        ALGER
       LARGE       MANAGEMENT     LORD ABBETT       AMERICAN         CALVERT
      COMPANY        GROWTH       DEVELOPING         SMALL           SOCIAL       FIDELITY VIP
       VALUE         EQUITY         GROWTH       CAPITALIZATION     BALANCED      CONTRAFUND(R)
    -----------    -----------    -----------    --------------     --------      -------------
      5/1/98         5/1/98         5/1/98          9/21/88          9/2/86          1/3/95
      5/1/98         5/1/98         5/1/98          10/1/96          5/1/95          10/1/96
       -1.51%        -16.80%        -25.23%          -32.74          -10.50%         -13.73%
          --             --             --             2.83%           4.55%          11.25%
          --             --             --             4.66%           9.09%          15.63%
          --             --             --            11.99%           9.70%             --
        2.09%         19.82%         -4.29%           14.35%           9.02%          19.27%
        2.09%         19.82%         -4.29%            3.69%          10.52%          15.38%
        5.12%        -11.21%        -20.21%          -28.21%          -4.48%          -7.93%
          --             --             --             4.99%           6.64%          13.10%
          --             --             --             5.48%           9.78%          16.18%
          --             --             --            11.99%           9.70%             --
        4.57%         21.73%         -1.93%           14.35%           9.02%          19.55%
        4.57%         21.73%         -1.93%            4.73%          10.96%          16.12%

                                      JANUS                                       MORGAN
                       JANUS          ASPEN         MFS(R)                      STANLEY UIF
    FIDELITY VIP       ASPEN         SERIES        INVESTORS       MFS(R)        EMERGING
      EQUITY-         SERIES        WORLDWIDE        TRUST        RESEARCH        MARKETS
       INCOME        BALANCED        GROWTH         SERIES         SERIES         EQUITY
       ------        --------       ---------      ---------      --------      -----------
     10/9/86        9/13/93        9/13/93        10/9/95        7/26/95        10/1/96
      10/1/96         10/1/96        10/1/96        5/1/98         5/1/98         10/1/96
         0.17%         -9.71%        -22.09%         -7.74%        -12.09%        -43.83%
         5.21%         15.13%         18.05%          5.68%          9.03%         -6.77%
        11.30%         16.56%         20.86%         13.86%         13.75%            --
        15.73%            --             --             --             --             --
        11.70%         15.56%         20.57%         14.68%         14.71%         -4.64%
        11.45%         16.62%         18.99%          0.99%          6.49%         -4.70%
         6.91%         -3.64%        -16.85%         -1.54%         -6.18%        -40.05%
         7.28%         16.86%         19.71%          7.73%         10.96%         -4.72%
        11.94%         17.10%         21.33%         14.45%         14.34%            --
        15.73%            --             --             --             --             --
        11.70%         15.56%         20.57%         15.10%         15.10%         -3.60%
        12.27%         17.33%         19.65%          3.58%          8.94%         -3.65%

                          AVERAGE ANNUAL TOTAL RETURN
                     (FOR PERIODS ENDED DECEMBER 31, 2000)

                                                                  T. ROWE
                                                                   PRICE         VAN ECK
                                                                  EQUITY        WORLDWIDE
                   INVESTMENT DIVISIONS:                          INCOME       HARD ASSETS
                   ---------------------                          -------      -----------
                 PORTFOLIO INCEPTION DATE:                      3/31/94         9/1/89
------------------------------------------------------------
            INVESTMENT DIVISION INCEPTION DATE:
            -----------------------------------                   5/1/98         5/1/98
AVERAGE ANNUAL TOTAL RETURN (IF SURRENDERED)
1 Year......................................................        4.47%          2.93%
3 Year......................................................        4.72%         -5.76%
5 Year......................................................       12.14%         -0.76%
10 Year.....................................................          --           4.30%
Since Portfolio Inception...................................       14.98%          2.99%
Since Investment Division Inception*........................        3.20%         -0.60%
AVERAGE ANNUAL TOTAL RETURN (NO SURRENDERS)
1 Year......................................................       11.47%          9.85%
3 Year......................................................        6.80%         -3.70%
5 Year......................................................       12.77%          0.16%
10 Year.....................................................          --           4.30%
Since Portfolio Inception...................................       14.98%          2.99%
Since Investment Division Inception*........................        5.72%          2.00%

---------------
*Performance is calculated as of the initial date a deposit was received in the Investment Division.

     For additional information regarding the total return calculations described above, you should refer to the Statement of Additional Information.

15. ARE POLICY LOANS AVAILABLE?

     If you have purchased your policy in connection with a tax-sheltered annuity "TSA" (Section 403(b)) plan, you may be able to borrow some of your Accumulation Value subject to certain conditions. (See "Loans".)

16. HOW DO I CONTACT MAINSTAY ANNUITIES OR NYLIAC?


                  GENERAL INQUIRIES AND WRITTEN REQUESTS  PREMIUM PAYMENTS AND LOAN PAYMENTS
                  --------------------------------------  --------------------------------------
REGULAR MAIL      MainStay Annuities-Client Services      MainStay Annuities
                  51 Madison Avenue                       P.O. Box 13886
                  Room 2700                               Newark, New Jersey 07188-0886
                  New York, New York 10010
EXPRESS MAIL      MainStay Annuities-Client Services      MainStay Annuities (Box 13886)
                  51 Madison Avenue                       300 Harmon Meadow Boulevard
                  Room 2700                               3rd Floor
                  New York, New York 10010                Secaucus, New Jersey 07904
CUSTOMER SERVICE  (800) 762-6212
AND UNIT VALUES

                              FINANCIAL STATEMENTS

     The audited financial statements of NYLIAC (including the auditor's report) for the fiscal years ended December 31, 2000, 1999 and 1998, and of the Separate Account (including the auditor's report) for the period ended December 31, 2000 are included in the Statement of Additional Information.

                        CONDENSED FINANCIAL INFORMATION

     The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division for each fiscal year ended December 31 presented below have been audited by PricewaterhouseCoopers LLP, independent accountants. Values and units shown are for full year periods, except where indicated.

                                              MAINSTAY VP                                       MAINSTAY VP             MAI
                                                  BOND                                      CAPITAL APPRECIATION       CAPI
                          ----------------------------------------------------   ------------------------------------------
                           2000     1999     1998     1997     1996    1995(A)    2000     1999     1998     1997     1996
                           -----    -----    -----    -----    -----    -----     -----    -----    -----    -----    -----
Accumulation Unit value
 (beginning of
 period)................  $12.02   $12.37   $11.50   $10.64   $10.57   $10.00    $28.55   $23.09   $16.95   $13.92   $11.89
Accumulation Unit value
 (end of period)........  $13.01   $12.02   $12.37   $11.50   $10.64   $10.57    $25.14   $28.55   $23.09   $16.95   $13.92
Number of units
 outstanding
 (in 000s) (end of
 period)................   6,588    6,871    4,993    1,981    1,193      173    29,793   23,024   15,940   11,001    6,949

                                  MAINSTAY VP                           MAINSTAY VP
                                 CAPITAL APPRECIATION                 CASH MANAGEMENT
                                 --------------   -------------------------------------------------------
                                 996    1995(A)    2000      1999      1998      1997     1996    1995(A)
                                         -----      -----     -----     -----    -----    -----    -----
Accumulation Unit value
 (beginning of
 period)................                $10.00    $  1.18   $  1.14   $  1.10   $ 1.06   $ 1.03   $ 1.00
Accumulation Unit value
 (end of period)........                $11.89    $   .24   $  1.18   $  1.14   $ 1.10   $ 1.06   $ 1.03
Number of units
 outstanding
 (in 000s) (end of
 period)................                   951    133,091   248,786   105,842   43,157   32,709   13,190

                                          MAINSTAY VP
                                          CONVERTIBLE
                          -------------------------------------------
                           2000     1999     1998     1997    1996(B)
                           -----    -----    -----    -----    -----
Accumulation Unit value
 (beginning of
 period)................  $17.00   $12.14   $11.78   $10.35   $10.00
Accumulation Unit value
 (end of period)........  $15.92   $17.00   $12.14   $11.78   $10.35
Number of units
 outstanding
 (in 000s) (end of
 period)................   7,873    3,826    3,139    2,205    1,250

                                              MAINSTAY VP                                       MAINSTAY VP
                                               GOVERNMENT                                      GROWTH EQUITY
                          ----------------------------------------------------   ------------------------------------------
                           2000     1999     1998     1997     1996    1995(A)    2000     1999     1998     1997     1996
                          -----    -----    -----    -----    -----    ------    -----    -----    -----    -----    -----
Accumulation Unit value
 (beginning of
 period)................  $11.98   $12.37   $11.51   $10.66   $10.57   $10.00    $28.02   $21.87   $17.52   $14.01   $11.42
Accumulation Unit value
 (end of period)........  $13.26   $11.98   $12.37   $11.51   $10.66   $10.57    $26.71   $28.02   $21.87   $17.52   $14.01
Number of units
 outstanding
 (in 000s) (end of
 period)................   4,508    5,008    3,208    1,103      855      178    15,714   11,321    8,239    4,979    2,276

                                                               MAINSTAY VP
                              MAINSTAY VP                       HIGH YIELD
                              GROWTH EQUITY                   CORPORATE BOND
                              ----------   ----------------------------------------------------
                                 1995(A)    2000     1999     1998     1997     1996    1995(A)
                                 ------    -----    -----    -----    -----    -----    ------
Accumulation Unit value
 (beginning of
 period)................         $10.00    $15.72   $14.12   $13.95   $12.52   $10.83   $10.00
Accumulation Unit value
 (end of period)........         $11.42    $14.59   $15.72   $14.12   $13.95   $12.52   $10.83
Number of units
 outstanding
 (in 000s) (end of
 period)................            241    25,693   25,509   21,960   14,577    6,539      648


                                              MAINSTAY VP
                                             INDEXED EQUITY
                          ----------------------------------------------------
                           2000     1999     1998     1997     1996    1995(A)
                          -----    -----    -----    -----    -----    ------
Accumulation Unit value
 (beginning of
 period)................  $27.60   $23.19   $18.30   $13.97   $11.58   $10.00
Accumulation Unit value
 (end of period)........  $24.68   $27.60   $23.19   $18.30   $13.97   $11.58
Number of units
 outstanding
 (in 000s) (end of
 period)................  30,595   24,805   17,575    9,982    4,327      358

                                              MAINSTAY VP                                       MAINSTAY VP
                                          INTERNATIONAL EQUITY                                  TOTAL RETURN
                          ----------------------------------------------------   ------------------------------------------
                           2000     1999     1998     1997     1996    1995(A)    2000     1999     1998     1997     1996
                           -----    -----    -----    -----    -----    -----     -----    -----    -----    -----    -----
Accumulation Unit value
 (beginning of
 period)................  $18.88   $14.95   $12.32   $11.88   $10.90   $10.00    $21.09   $18.28   $14.58   $12.55   $11.36
Accumulation Unit value
 (end of period)........  $15.26   $18.88   $14.95   $12.32   $11.88   $10.90    $19.89   $21.09   $18.28   $14.58   $12.55
Number of units
 outstanding
 (in 000s) (end of
 period)................   1,556    1,204    1,012      932      692       67    17,027   14,509   11,136    7,629    5,154

                                                                                                        MAINSTAY VP
                                                                                                     AMERICAN CENTURY
                             MAINSTAY VP                      MAINSTAY VP                               INCOME AND
                             TOTAL RETURN                        VALUE                                    GROWTH
                             ----------   ----------------------------------------------------   -------------------------
                                1995(A)    2000     1999     1998     1997     1996    1995(A)    2000     1999    1998(C)
                                 -----     -----    -----    -----    -----    -----    -----     -----    -----    -----
Accumulation Unit value
 (beginning of
 period)................        $10.00    $16.91   $15.76   $16.67   $13.76   $11.32   $10.00    $12.59   $10.86   $10.00
Accumulation Unit value
 (end of period)........        $11.36    $18.82   $16.91   $15.76   $16.67   $13.76   $11.32    $11.08   $12.59   $10.86
Number of units
 outstanding
 (in 000s) (end of
 period)................           665     8,963    9,782   10,004    7,236    3,377      432     5,454    3,997    2,263

                                 MAINSTAY VP
                                   DREYFUS
                                LARGE COMPANY
                                    VALUE
                          -------------------------
                           2000     1999    1998(C)
                           -----    -----    -----
Accumulation Unit value
 (beginning of
 period)................  $10.72   $10.19   $10.00
Accumulation Unit value
 (end of period)........  $11.27   $10.72   $10.19
Number of units
 outstanding
 (in 000s) (end of
 period)................   3,356    2,397    1,629

------------
(a) For the period May 1, 1995 (commencement of operations) through December 31, 1995.
(b) For the period October 1, 1996 (commencement of operations) through December 31, 1996.
(c) For the period May 1, 1998 (commencement of operations) through December 31, 1998.

                                 MAINSTAY VP                 MAINSTAY VP
                                 EAGLE ASSET                 LORD ABBETT                        ALGER AMERICAN
                                 MANAGEMENT                  DEVELOPING                              SMALL
                                GROWTH EQUITY                  GROWTH                           CAPITALIZATION
                          -------------------------   -------------------------   -------------------------------------------
                           2000     1999    1998(C)    2000     1999    1998(C)    2000     1999     1998     1997    1996(B)
                          ------   ------   ------    ------   ------   ------    ------   ------   ------   ------   ------
Accumulation Unit value
 (beginning of
 period)................  $19.06   $11.68   $10.00    $11.89   $ 9.12   $10.00    $16.93   $11.97   $10.51   $ 9.57   $10.00
Accumulation Unit value
 (end of period)........  $16.92   $19.06   $11.68    $ 9.49   $11.89   $ 9.12    $12.16   $16.93   $11.97   $10.51   $ 9.57
Number of units
 outstanding
 (in 000s) (end of
 period)................   9,323    2,730    1,408     3,141    2,276    1,573     7,657    3,063    1,904    1,060      125


                                                CALVERT                                         FIDELITY VIP
                                            SOCIAL BALANCED                                     CONTRAFUND(R)
                          ----------------------------------------------------   -------------------------------------------
                           2000     1999     1998     1997     1996    1995(A)    2000     1999     1998     1997    1996(B)
                          ------   ------   ------    ------   ------   ------    ------   ------   ------   ------   ------ ------
------ ------ ------ ------ ------ ------ ------ ------ ------ ------
Accumulation Unit value
 (beginning of
 period)................  $18.72   $16.92   $14.76   $12.46   $11.22   $10.00    $20.44   $16.68   $13.01   $10.63   $10.00
Accumulation Unit value
 (end of period)........  $17.89   $18.72   $16.92   $14.76   $12.46   $11.22    $18.82   $20.44   $16.68   $13.01   $10.63
Number of units
 outstanding
 (in 000s) (end of
 period)................   1,484      987      594      282      123       17    16,983   12,004    7,022    3,079      241

                                                                                                                      JANUS
                                                                                           JANUS                      ASPEN SERIES
                                         FIDELITY VIP                                  ASPEN SERIES                   WORLDWIDE
                                         EQUITY-INCOME                                   BALANCED                     GROWTH
                          -------------------------------------------   -------------------------------------------   ------
                           2000     1999     1998     1997    1996(B)    2000     1999     1998     1997    1996(B)    2000
                          ------   ------   ------   ------   ------    ------   ------   ------   ------   ------    ------
Accumulation Unit value
 (beginning of
 period)................  $15.23   $14.53   $13.20   $10.24   $10.00    $20.40   $16.32   $12.32   $10.24   $10.00    $25.73
Accumulation Unit value
 (end of period)........  $16.29   $15.23   $14.53   $13.20   $10.45    $19.66   $20.40   $16.32   $12.32   $10.24    $21.39
Number of units
 outstanding
 (in 000s) (end of
 period)................   9,762    8,139    5,850    2,267      149    30,425   16,575    6,418    2,043      125    23,672

                                        JANUS                           MFS(R)
                                   ASPEN SERIES
                                    WORLDWIDE
                                      GROWTH
                          ----------------------------------   -------------------------   -------------------------
                           1999     1998     1997    1996(B)    2000     1999    1998(C)    2000     1999    1998(C)
                          ------   ------   ------   ------   ------    ------   ------   ------   ------   ------    ------  ------
 ------ ------ ------ ------ ------ ------ ------ ------ ------
Accumulation Unit value
 (beginning of
 period)................  $15.86   $12.48   $10.36   $10.00    $11.12   $10.57   $10.00    $13.25   $10.83   $10.00
Accumulation Unit value
 (end of period)........  $25.73   $15.86   $12.48   $10.36    $10.95   $11.12   $10.57    $12.44   $13.25   $10.83
Number of units
 outstanding
 (in 000s) (end of
 period)................  12,816    7,855    4,392      269     2,695    1,685      435     4,054      999      252


                                      MORGAN STANLEY UIF
                                           EMERGING
                                        MARKETS EQUITY
                          ------------------------------------------
                           2000     1999    1998     1997    1996(B)
                          ------   ------   ------   ------   ------    ------   ------   ------   ------   ------    ------  ------
 ------ ------ ------ ------ ------ ------ ------ ------ ------   ------ ------ ----- ------ ------
Accumulation Unit value
 (beginning of
 period)................  $14.27   $ 7.40   $9.89   $10.00   $10.00
Accumulation Unit value
 (end of period)........  $ 8.55   $14.27   $7.40   $ 9.89   $10.00
Number of units
 outstanding
 (in 000s) (end of
 period)................   3,358    1,659    841       827       80

                                  T. ROWE PRICE                   VAN ECK
                                     EQUITY                    WORLDWIDE HARD
                                     INCOME                        ASSETS
                          -----------------------------   ------------------------
                           2000       1999      1998(C)    2000    1999    1998(C)
                          ------     ------     ------    ------   -----   ------
Accumulation Unit value
 (beginning of
 period)................  $10.36     $10.13     $10.00    $ 9.57   $8.02   $10.00
Accumulation Unit value
 (end of period)........  $11.55     $10.36     $10.13    $10.51   $9.57   $ 8.02
Number of units
 outstanding
 (in 000s) (end of
 period)................   3,679      2,387        995       469     216       53

------------
(a) For the period May 1, 1995 (commencement of operations) through December 31, 1995.
(b) For the period October 1, 1996 (commencement of operations) through December 31, 1996.
(c) For the period May 1, 1998 (commencement of operations) through December 31, 1998.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            AND THE SEPARATE ACCOUNT

     NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     New York Life Insurance and Annuity Corporation ("NYLIAC") is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident and health insurance and annuities in the District of Columbia and all states. In addition to the policies we describe in this Prospectus, NYLIAC offers other life insurance policies and annuities.

     NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), a mutual life insurance company doing business in New York since 1845. NYLIAC held assets of $32.39 billion at the end of 2000. New York Life has invested in NYLIAC, and will occasionally make additional contributions to NYLIAC in order to maintain capital and surplus in accordance with state requirements.

     THE SEPARATE ACCOUNT

     The Separate Account was established on November 30, 1994, pursuant to resolutions of the NYLIAC Board of Directors. The Separate Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940. The Securities and Exchange Commission, however, does not supervise the management, or the investment practices or policies, of the Separate Account.

     Although the assets of the Separate Account belong to NYLIAC, these assets are held separately from our other assets. The Separate Account assets are not chargeable with liabilities incurred in any of NYLIAC's other business operations (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of that Separate Account). The income, capital gains and capital losses incurred on the assets of the Separate Account are credited to or charged against the assets of the Separate Account, without regard to the income, capital gains or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Fixed Account, the DCA Accounts and any other separate account of NYLIAC.

     The Separate Account has 30 Investment Divisions, 26 of which are currently available under the product, 29 are expected to be available on or about July 2, 2001. Premium payments allocated to the Investment Divisions are invested solely in the corresponding Eligible Portfolios of the relevant Fund.

     THE PORTFOLIOS

     The assets of each Eligible Portfolio are separate from the others and each Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment Fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. Portfolios described in this prospectus are different from portfolios available directly to the general public. Investment results may differ.

     WE OFFER NO ASSURANCE THAT ANY OF THE ELIGIBLE PORTFOLIOS WILL ATTAIN THEIR RESPECTIVE STATED OBJECTIVES.

     The Funds also make their shares available to certain other separate accounts funding variable life insurance policies offered by NYLIAC. This is called "mixed funding." Except for the MainStay VP Series Fund, all other Funds also make their shares available to separate accounts of insurance companies unaffiliated with NYLIAC. This is called "shared funding." Although we do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various contracts participating in a certain Fund might at some time be in conflict. The Board of Directors/Trustees of each Fund, each Fund's investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed and shared funding, please refer to the relevant Fund prospectus.

     We provide certain services to you in connection with the investment of premium payments in the Investment Divisions, which, in turn, invest in the Eligible Portfolios. These services include, among others, providing information about the Eligible Portfolios. We receive a service fee from the Funds, or from the investment advisers or other service providers of the Funds in return for providing services of this type. Currently, we receive service fees at annual rates ranging from .10% to .35% of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions.

     The Eligible Portfolios of the relevant Funds, along with their investment advisers, are listed in the following table:
--------------------------------------------------------------------------------


FUND                                INVESTMENT ADVISERS                 ELIGIBLE PORTFOLIOS
                                    -                                   -
MainStay VP Series Fund, Inc.       New York Life Investment            MainStay VP Bond; MainStay VP Capital
                                    Management LLC                      Appreciation; MainStay VP Cash Management;
                                                                        MainStay VP Convertible; MainStay VP Government;
                                                                        MainStay VP Growth Equity; MainStay VP High Yield
                                                                        Corporate Bond; MainStay VP Indexed Equity;
                                                                        MainStay VP International Equity; MainStay VP
                                                                        Total Return; MainStay VP Value; MainStay VP
                                                                        American Century Income & Growth;
                                                                        MainStay VP Dreyfus Large Company Value;
                                                                        MainStay VP Eagle Asset Management Growth Equity;
                                                                        MainStay VP Lord Abbett Developing Growth
The Alger American Fund             Fred Alger Management, Inc.         Alger American Small Capitalization
Calvert Variable Series, Inc.       Calvert Asset Management Company,   Calvert Social Balanced
                                    Inc.
Dreyfus Investment Portfolios       The Dreyfus Corporation             Dreyfus IP Technology Growth*
Fidelity Variable Insurance         Fidelity Management and Research    Fidelity VIP Contrafund(R)
Products Fund                       Company                             Fidelity VIP Equity-Income
Janus Aspen Series                  Janus Capital Corporation           Janus Aspen Series Balanced;
                                                                        Janus Aspen Series Worldwide Growth
MFS(R) Variable Insurance           MFS(R) Investment Management        MFS(R) Investors Trust Series;
Trust(SM)                                                               MFS(R) Research Series; MFS(R) Utilities Series*
Neuberger Berman Advisers           Neuberger Berman Management Inc.    Neuberger Berman AMT Mid-Cap Growth*
Management Trust
The Universal Institutional Funds,  Morgan Stanley Asset Management     Morgan Stanley UIF Emerging Markets Equity
Inc.
T. Rowe Price Equity Series, Inc.   T. Rowe Price Associates, Inc.      T. Rowe Price Equity Income
Van Eck Worldwide Insurance Trust   Van Eck Associates Corporation      Van Eck Worldwide Hard Assets

---------------
* The Portfolios are expected to be available on or about July 2, 2001.

Please refer to the accompanying prospectuses of the respective Funds for a complete description of the Funds, the investment advisers, subadvisers and the Portfolios. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of premium payments to an Investment Division corresponding to a particular Eligible Portfolio.

     ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

     NYLIAC retains the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Eligible Portfolio shares held by any Investment Division. NYLIAC reserves the right to eliminate the shares of any of the Eligible Portfolios and to substitute shares of another portfolio of a Fund, or of another registered open-end management investment company. We may do this if the shares of the Eligible Portfolios are no longer available for investment or if we believe investment in any Eligible Portfolio would become inappropriate in view of the purposes of the Separate Account. To the extent required by law, we will not make substitutions of shares attributable to your interest in an Investment Division until you have been notified of the change. This does not prevent the Separate Account from purchasing other securities for other series or classes of policies, or from processing a conversion between series or classes of policies on the basis of requests made by policy owners.

     We may establish new Investment Divisions when we determine, in our sole discretion, that marketing, tax, investment or other conditions so warrant. We will make any new Investment Divisions available to existing policy owners on a basis we determine. We may also eliminate one or more Investment Divisions, if we determine, in our sole discretion, that marketing, tax, investment or other conditions warrant.

     In the event of any substitution or change, NYLIAC may, by appropriate endorsement, change the policies to reflect such substitution or change. We also reserve the right to (a) operate the Separate Account as a management company under the Investment Company Act of 1940, (b) deregister it under such Act in the event such registration is no longer required, (c) combine the Separate Account with one or more other separate accounts, and (d) restrict or eliminate the voting rights of persons having voting rights as to the Separate Accounts, as permitted by law.

     REINVESTMENT

     We automatically reinvest all dividends and capital gain distributions from Eligible Portfolios in shares of the distributing Portfolio at their net asset value on the payable date.

                                  THE POLICIES

     This is a flexible premium policy which means additional premium payments can be made. It is issued on the lives of individual Annuitants.

     The policies are variable. This means that the Accumulation Value will fluctuate based on the investment experience of the Investment Divisions you select. The interest credited on the Fixed Accumulation Value and, in states where approved, the DCA Accumulation Value will also vary. NYLIAC does not guarantee the investment performance of the Separate Account or of the Funds. You bear the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Account. We offer no assurance that the investment objectives of the Investment Divisions will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Account are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Funds' investments.

     As the owner of the policy, you have the right to (a) change the Beneficiary, (b) name a new owner (on Non-Qualified Policies only), (c) receive Income Payments, and (d) name a payee to receive Income Payments. You cannot lose these rights. However, all rights of ownership cease upon your death.

     SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU

     In addition to the policy described in this prospectus, we offer other variable annuities, with different features, fees and charges. Your registered representative can help you decide which is best for you based on your individual circumstances, time horizon and liquidity preferences. The MainStay Plus Variable Annuity is designed generally for purchasers with an intermediate time horizon.

     The MainStay Access Variable Annuity is designed generally for purchasers with a shorter time horizon. Although there is no surrender charge under a MainStay Access Variable Annuity, other charges are somewhat higher than those in other policies.

     The MainStay Premium Plus Variable Annuity is designed generally for purchasers who prefer an annuity with a premium credit. Fees and charges for the MainStay Premium Plus Variable Annuity are somewhat higher than those in other MainStay variable annuity policies, and over time, the amount of the credit may be more than offset by those higher charges. Furthermore, there may be circumstances in which the purchase of a MainStay Premium Plus Variable Annuity is less advantageous than the purchase of another MainStay variable annuity which might have lower fees but no credit. This may be the case, for example, if you anticipate retaining the policy for a significant time beyond the surrender change period.

     The chart below outlines some of the different features for each variable annuity we offer. Your registered representative can provide you with a prospectus for one or more of these annuities, which contains more complete information.


                                                                                            MAINSTAY PREMIUM
                                    MAINSTAY PLUS               MAINSTAY ACCESS                   PLUS
                                  VARIABLE ANNUITY             VARIABLE ANNUITY             VARIABLE ANNUITY
DCA Advantage Plan              Yes (6, 12, 18 month                  No                     Yes (6 months)
                               accounts are available)
Surrender Charge Period       6 years (7%, 7%, 7%, 6%,                N/A               8 years (8%, 8%, 8%, 8%,
                               5%, 4%) (Based on each                                   7%, 6%, 5%, 4%) (Based on
                                premium payment date)                                  each premium payment date)
Death Benefit Guarantee        Annual Reset to age 85       Annual Reset to age 80       Annual Reset to age 80
Total Separate Account                  1.40%                        1.55%                        1.60%
Charges (mortality and
expense risk charge and
administration fee)
Annual Policy Fee                        $30                         $40*                          $30
Minimum Cash Value Required            $20,000                      $50,000                     $100,000
to Waive Policy Fee

      All policies and features may not be available in all states.

    * May be lower in some states.

     QUALIFIED AND NON-QUALIFIED POLICIES

     We designed the policies primarily for the accumulation of retirement savings, and to provide income at a future date. We issue both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. You may purchase a Non-Qualified Policy with after-tax dollars to provide for retirement income other than through a tax-qualified plan. You may purchase a Qualified Policy with pre-tax dollars for use with any one of the tax-qualified plans listed below.

     (1) Section 403(b) Tax Sheltered Annuities purchased by employees of certain tax-exempt organizations and certain state-supported educational institutions;

     (2) Section 408 or 408A Individual Retirement Annuities ("IRAs"), including Roth IRAs;

     (3) Section 457 Deferred Compensation Plans; and

     (4) Section 403(a) annuities.

     Please see "Federal Tax Matters" for a detailed description of these plans.

     If you are considering a Qualified Policy, you should be aware that this annuity will fund a retirement plan that already provides tax deferral under the Internal Revenue Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments which may be more or less costly. However, the fees and charges under the policies are designed to provide for certain payment guarantees and features other than tax deferral that may not be available in other investments. They include:

     (1) a Fixed Account option, which features a guaranteed fixed interest rate;

     (2) a death benefit that is payable should you die while the policy is in force, which is reset every year and is guaranteed to be at least the amount of your premium payments, less any outstanding loan balance, partial withdrawals and surrender charges;

     (3) the option for your Beneficiary to receive a guaranteed amount of monthly income for his or her lifetime should you die prior to the Annuity Commencement Date;

     (4) the option to receive (without surrender charges) a guaranteed amount of monthly income for life after the first Policy Year;

     (5) an Unemployment Benefit Rider and a Living Needs Benefit Rider, which allow you to withdraw money from your policy without the imposition of surrender charges, subject to the terms of each rider; and

     (6) an optional Investment Protection Plan Rider which allows you to surrender the policy and receive an amount equal to the greater of the policy's Accumulation Value or the amount guaranteed under the rider.

These features are explained in detail in this Prospectus. You should consult with your tax or legal advisor to determine if the policy is suitable for your tax qualified plan.

     POLICY APPLICATION AND PREMIUM PAYMENTS

     You can purchase a policy by completing an application with a registered representative. The application is sent to us with your initial premium payment. In addition, in states where permitted, you can also instruct a broker-dealer with whom NYLIAC has entered into an agreement to forward the initial premium payment along with our "Policy Request" form to us. If the application or Policy Request supplied by a broker-dealer is complete and accurate, and we have received all other information necessary to process the application, we will credit the initial premium payment within two Business Days after receipt. If we cannot credit the initial premium payment within five Business Days after we receive it because the application or Policy Request is incomplete or inaccurate, we will contact you or the broker-dealer providing the application or Policy Request and explain the reason for the delay. Unless you consent to NYLIAC's retaining the initial premium payment and crediting it as soon as the necessary requirements are fulfilled, we will offer to refund the initial premium payment immediately. Acceptance of applications is subject to NYLIAC's rules. We reserve the right to reject any application or initial premium payment. YOU ARE ENCOURAGED TO SEND SUBSEQUENT PREMIUM PAYMENTS DIRECTLY AS INDICATED IN THE RESPONSE TO QUESTION 16.

     If we issue your policy based on a Policy Request, we will require you to provide to us either a signed acknowledgement of the information contained in the Policy Request in a form acceptable to us, or, where required by applicable state law or regulation, a signed application form. Also policy transactions may not be made unless the Beneficiary designation or transaction request is signature guaranteed. Upon receipt of the signed acknowledgement or application form, the Beneficiary will be specified under the policy and we will process transactions requested with respect to the policy without requiring a signature guarantee.

     We will allocate the initial premium payments designated to the Investment Divisions, Fixed Account or the DCA Advantage Plan Accounts immediately.

     You may allocate initial premiums and thereafter may maintain the Accumulation Value in 18 Investment Divisions and the DCA Advantage Plan Accounts inclusively, plus the Fixed Account. We will credit subsequent premium payments to the policy at the close of the Business Day on which they are received at MainStay Annuities. Moreover, you may increase or decrease the percentages of the premium payments (which must be in whole number percentages) allocated to each Allocation Alternative at the time a premium payment is made. However, any change to the policy's allocations may not result in the Accumulation Value being allocated to more than 18 Investment Divisions (including the DCA Advantage Plan Accounts) plus the Fixed Account.

     Unless we permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies and $5,000 for Non-Qualified Policies. You may make additional premium payments of at least $100 or such lower amount as we may permit at any time or by any method NYLIAC makes available. For residents of the states of Massachusetts, Maryland, New Jersey and Washington, however, additional premium payments may only be made until either the Annuitant reaches age 64 or the fourth Policy Year, whichever is later. The currently available methods of payment are direct payments to NYLIAC, pre-authorized monthly deductions from your bank, a credit union or similar accounts and any other method agreed to by us. You may make additional premium payments at any time before the Annuity Commencement Date and while you and the Annuitant are living. The maximum aggregate amount of premium payments we accept is $1,000,000 without prior approval. NYLIAC reserves the right to limit the dollar amount of any premium payment.

     For Qualified Policies, you may not make premium payments in any Policy Year that exceed the amount permitted by the plan or by law.

     PAYMENTS RETURNED FOR INSUFFICIENT FUNDS

     If your premium payment is returned for insufficient funds, we reserve the right to reverse the investment options chosen and charge you a $20.00 fee for each returned payment. In addition, the Fund may also redeem shares to cover any losses it incurs as a result of a returned payment. If a payment is returned for insufficient funds for two consecutive periods, the privileges to pay by check or electronically will be suspended until you notify us to reinstate it, and we agree.

     YOUR RIGHT TO CANCEL ("FREE LOOK")

     You may cancel the policy by returning it to us, or to the registered representative through whom you purchased it, within 10 days of delivery of the policy or such longer period as required under state law. In states where approved, you will receive the policy's Accumulation Value on the date we receive the policy, without any deduction for premium taxes. This amount may be more or less than your premium payments. Otherwise, you will receive from us the greater of (i) the initial premium payment less any prior partial withdrawals or
(ii) the Accumulation Value on the date we receive the policy, without any deduction for premium taxes or a surrender charge. We will set forth the provision in your policy.

     ISSUE AGES

     We can issue Non-Qualified Policies if both you and the Annuitant are not older than age 85 (age 78 in Pennsylvania and age 80 in New York). We will accept additional premium payments if neither you nor the Annuitant is older than age 85 (age 80 in New York), unless we agree otherwise. For IRA, Roth IRA, TSA and SEP plans, you must also be the Annuitant. We can issue Qualified Policies if you are at least age 18 and not older than age 80. We will accept additional premium payments if you are not older than age 80, unless otherwise limited by the terms of a particular plan or unless we agree otherwise.

     TRANSFERS

     You may transfer amounts between Investment Divisions of the Separate Account or to the Fixed Account at least 30 days before the Annuity Commencement Date. You may not make transfers into the DCA Advantage Plan Accounts. Transfers made from the DCA Advantage Plan Accounts to the Investment Divisions are subject to different limitations (See "The DCA Advantage Plan".) Except in connection with transfers made pursuant to traditional Dollar Cost Averaging, Automatic Asset Reallocation, Interest Sweep, and the DCA Advantage Plan, the minimum amount that you may transfer from an Investment Division is $500. Except for the traditional Dollar Cost Averaging, Automatic Asset Reallocation and Interest Sweep options, and the DCA Advantage Plan, if the value of the remaining Accumulation Units in an Investment Division or Fixed Account would be less than $500 after you make a transfer, we will transfer the entire value unless NYLIAC in its discretion determines otherwise. The amount(s) transferred to other Investment Divisions must be a minimum of $25 for each Investment Division. Transfers into the Fixed Account may be subject to restrictions. (See "The Fixed Account".)

     Money may not be transferred into the Fixed Account if a transfer was made out of the Fixed Account during the previous six-month period.

     There is no charge for the first twelve transfers in any one Policy Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of twelve, subject to any applicable state insurance law requirements. Any transfer made in connection with traditional Dollar Cost Averaging, Automatic Asset Reallocation, Interest Sweep and the DCA Advantage Plan will not count as a transfer toward the twelve transfer limit. You may make transfers from the Fixed Account to the Investment Divisions in connection with the Interest Sweep option and in certain other situations. (See "The Fixed Account".)

     Your transfer requests must be in writing on a form approved by NYLIAC or by telephone in accordance with established procedures. (See "Procedures for Telephone Transactions" below.) We will make transfers from Investment Divisions based on the Accumulation Unit values at the end of the Business Day on which we receive the transfer request. (See "Delay of Payments".) Transfers may be limited in connection with Third Party Investment Advisory Arrangements.

     PROCEDURES FOR TELEPHONE TRANSACTIONS

     You may authorize us to accept telephone instructions from you or other persons you designate for the following types of transactions: premium allocations, transfers among Allocation Alternatives and/or the DCA Advantage Plan, partial withdrawals, periodic partial withdrawals, traditional Dollar Cost Averaging, Automatic Asset Reallocation, Interest Sweep, or to reset or cancel the Investment Protection Plan. You can elect this feature by completing and signing a Telephone Authorization form. Telephone Authorization may be elected, changed or canceled at any time. You, or other persons you designate, may effect telephone transactions by speaking with a service representative at (800) 762-6212. Furthermore, we will confirm all telephone transactions in writing.

     NYLIAC is not liable for any loss, cost or expense for action on telephone instructions which are believed to be genuine in accordance with these procedures. We must receive telephone transfer requests no later than 4:00 p.m. Eastern Time in order to assure same day processing. We will process requests received after 4:00 p.m. Eastern Time on the next Business Day.

     DOLLAR COST AVERAGING PROGRAMS

     The main objective of dollar cost averaging is to achieve an average cost per share that is lower than the average price per share during volatile market conditions. Since you transfer the same dollar amount to an Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar cost averaging does not assure a profit or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue to make purchases during periods of low price levels. NYLIAC will also offer the DCA Advantage Plan under which you may utilize the 6-month, 12-month or 18-month DCA Advantage Plan Accounts. (See "The DCA Advantage Plan Accounts".) We do not count transfers under dollar cost averaging as part of your 12 free transfers each Policy Year.

     We have set forth below an example of how dollar cost averaging works. In the example, we have assumed that you want to move $100 from the MainStay VP Cash Management Investment Division to the MainStay VP Growth Equity Investment Division each month. Assuming the Accumulation Unit values below, you would purchase the following number of Accumulation Units:


                AMOUNT            ACCUMULATION         ACCUMULATION UNITS
              TRANSFERRED         MUNIT VALUE              PURCHASED
  1              $100                $10.00                  10.00
  2              $100                $ 8.00                  12.50
  3              $100                $12.50                   8.00
  4              $100                $ 7.50                  13.33
Total            $400                $38.00                  43.83

                  The average unit price is calculated as follows:

   Total share price           $38.00
-----------------------     =  ------    =  $9.50
    Number of months             4

                   The average unit cost is calculated as follows:

  Total amount transferred         $400.00
----------------------------    =  -------    =  $9.13
   Total units purchased            43.83

     In this example, you would have paid an average cost of $9.13 per unit while the average price per unit is $9.50.

     (a) Traditional Dollar Cost Averaging

     This option permits systematic investing to be made in equal installments over various market cycles to help reduce risk. You may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Divisions to any combination of Investment Divisions and/or the Fixed Account. You specify the Investment Divisions to transfer money from, the Investment Divisions and/or Fixed Account to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to our rules, and the frequency of the transfers (either monthly, quarterly, semi-annually or annually). You may not make transfers from the Fixed Account, but you may make transfers into the Fixed Account. Each transfer from an

Investment Division must be at least $100. You must have a minimum Accumulation Value of $5,000 to elect this option. NYLIAC may reduce the minimum transfer amount and minimum Accumulation Value at its discretion.

     NYLIAC will make all dollar cost averaging transfers on the day of each calendar month that you specify or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month). You may specify any day of the month. In order to process a transfer under our traditional Dollar Cost Averaging option, NYLIAC must have received a request in writing on a form acceptable by us, or by telephone (see "Procedures for Telephone Transactions") no later than one week prior to the date the transfers are to begin.

     You may cancel the traditional Dollar Cost Averaging option at any time in a written request or by telephone (see "Procedures for Telephone Transactions"). NYLIAC may also cancel this option if the Accumulation Value is less than $5,000, or such lower amount as we may determine. You may not elect the traditional Dollar Cost Averaging option if you have selected the Automatic Asset Reallocation option.

     (b) The DCA Advantage Plan

     This feature permits you to set up automatic dollar cost averaging using the 6-month, 12-month and/or 18-month DCA Advantage Plan Accounts when an initial premium payment or a subsequent premium payment is made. You can request the DCA Advantage Plan in addition to the traditional Dollar Cost Averaging, Automatic Asset Reallocation, or Interest Sweep options.

     You can enroll in any one, two or all three DCA Advantage Plan Accounts. You must allocate a minimum of $5,000 in each DCA Advantage Plan Account that is selected. You must specify the Investment Divisions into which transfers from the DCA Advantage Plan Accounts are to be made. However, you may not select a DCA Advantage Plan Account with a duration which would extend beyond the Annuity Commencement Date. Amounts in the DCA Advantage Plan Accounts will be transferred to the Investment Divisions in 6 monthly transfers if the 6-month DCA Advantage Plan Account is selected, in 12-monthly or 4-quarterly transfers if the 12-month DCA Advantage Plan Account is selected or in 18-monthly or 6-quarterly transfers if the 18-month DCA Advantage Plan Account is selected. For monthly transfers, dollar cost averaging will begin one month from the date NYLIAC receives the premium payment and transfers will be made on the same day or on the next Business Day (if the day is not a Business Day or does not exist in that month) each subsequent month for the duration of the DCA Advantage Plan Account. For quarterly transfers, dollar cost averaging will begin three months from the date NYLIAC receives the premium payment and transfers will be made on the same day or on the next Business Day (if the day is not a Business Day or does not exist in that month) every subsequent three month period for the duration of the DCA Advantage Plan Account. The amount of each transfer will be calculated at the time of the transfer based on the number of remaining monthly or quarterly transfers and the remaining value in a DCA Advantage Plan Account. For example, the amount of the first monthly transfer out of a 6-month DCA Advantage Plan Account will equal 1/6 of the value of the DCA Advantage Plan Account on the date of the transfer. The amount of each of the five remaining transfers will equal 1/5, 1/4, 1/3, 1/2 and the balance, respectively, of the value of the DCA Advantage Plan Account on the date of each transfer.

     You may have a 6-month, a 12-month and an 18-month DCA Advantage Plan Account open simultaneously in accordance with established procedures. However, you may not have more than one DCA Advantage Plan Account with the same duration open at the same time. Accordingly, any subsequent premium payment we receive for a duration that is already open will be allocated to that same DCA Advantage Plan Account already opened. The entire value of the DCA Advantage Plan Account will be completely transferred to the Investment Divisions within the duration specified. For example, if you allocate an initial premium payment to the 12-month DCA Advantage Plan Account under which the 12-month term will end on December 31, 2001 and you make a subsequent premium payment to the 12-month DCA Advantage Plan Account before December 31, 2001, we will allocate the subsequent premium payment to the same 12-month DCA Advantage Plan Account already opened and transfer the entire value of the 12-month DCA Advantage Plan Account to the Investment Divisions by December 31, 2001 even though a portion of the money was not in that DCA Advantage Plan Account for the entire 12-month period.

     You can make partial withdrawals and transfers (in addition to the automatic transfers described above) from the DCA Advantage Plan Accounts. We will make partial withdrawals and transfers first from the DCA Accumulation Value attributed to the initial premium payment and then from the DCA Accumulation Value attributed to subsequent allocations in the order received.

     You cannot make transfers into the DCA Advantage Plan Accounts from any Allocation Alternative.

     AUTOMATIC ASSET REALLOCATION

     This option allows you to maintain the percentage allocated to each Investment Division at a pre-set level. For example, you might specify that 50% of the Variable Accumulation Value of your policy be allocated to the MainStay VP Convertible Investment Division and 50% of the Variable Accumulation Value be allocated to the MainStay VP International Equity Investment Division. Over time, the fluctuations in each of these Investment Division's investment results will shift the percentages. If you elect this Automatic Asset Reallocation option, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. You may choose to have reallocations made quarterly, semi-annually or annually. You must also specify the day of the month that reallocations are to occur. The minimum Variable Accumulation Value required to elect this option is $5,000. There is no minimum amount which you must allocate among the Investment Divisions under this option. You may elect Automatic Asset Reallocation by submitting the request in writing on a form acceptable to us. You may not elect the Automatic Asset Reallocation option if you have selected the Dollar Cost Averaging option.

     You can cancel the Automatic Asset Reallocation option at any time in a written request or by telephone (see "Procedures for Telephone Transactions"). NYLIAC may also cancel this option if the Accumulation Value is less than $5,000, or such a lower amount as we may determine. You may not elect the Automatic Asset Reallocation option if you have selected the traditional Dollar Cost Averaging option.

     INTEREST SWEEP

     You can request, prior to the Annuity Commencement Date, that the interest earned on monies allocated to the Fixed Account be transferred from the Fixed Account to any combination of Investment Divisions. You will specify the Investment Divisions, the frequency of the transfers (either monthly, quarterly, semi-annually or annually), and the day of each calendar month to make the transfers. The minimum Fixed Accumulation Value required to elect this option is $5,000, but this amount may be reduced at our discretion. NYLIAC will make all Interest Sweep transfers on the day of each calendar month you have specified or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month).

     You may request the Interest Sweep option in addition to either traditional Dollar Cost Averaging, Automatic Asset Reallocation or the DCA Advantage Plan. If an Interest Sweep transfer is scheduled for the same day as a transfer related to the traditional Dollar Cost Averaging option, the Automatic Asset Reallocation option or the DCA Advantage Plan, we will process the Interest Sweep transfer first.

     YOU MAY NOT TRANSFER MORE THAN 20% of the Fixed Accumulation Value at the beginning of the Policy Year from the Fixed Account to the Investment Divisions during a Policy Year. (See "The Fixed Account--Transfers to Investment Divisions".) If an Interest Sweep option transfer would cause more than 20% of the Fixed Accumulation Value at the beginning of the Policy Year to be transferred from the Fixed Account, we will not process the transfer and the Interest Sweep option will be automatically suspended. Participation in the Interest Sweep option will not affect the applicability of the Fixed Account Initial Premium Guarantee. (See "The Fixed Account -- Fixed Account Initial Premium Guarantee).

     You can cancel the Interest Sweep option at any time in a written request on a form acceptable to us or by telephone (see "Procedures for Telephone Transactions"). We may also cancel this option if the Fixed Accumulation Value is less than $5,000, or such a lower amount as we may determine.

     ACCUMULATION PERIOD

     (a) Crediting of Premium Payments

     You can allocate a portion of each premium payment to one or more Investment Divisions or the Fixed Account. The minimum amount that you may allocate to any one Investment Division or the Fixed Account is $25 (or such lower amount as we may permit). You may also allocate all or a portion of each premium payment to one or more DCA Advantage Plan Accounts. The minimum amount that you may allocate to a DCA Account is $5,000. (See "The DCA Advantage Plan".) We will allocate the initial premium payment to the Allocation Alternatives and/or the DCA Advantage Plan Accounts you have specified within two Business Days after receipt. We will also allocate additional premium payments to the Allocation Alternatives and/or the DCA Advantage Plan Accounts at the close of the Business Day on which they are received at MainStay Annuities Client Services.

     We will credit that portion of each premium payment you allocate to an Investment Division in the form of Accumulation Units. We determine the number of Accumulation Units we credit to a policy by dividing the amount allocated to each Investment Division by the Accumulation Unit value for that Investment Division on the day we are making this calculation. The value of an Accumulation Unit will vary depending on the investment experience of the Portfolio in which the Investment Division invests. The number of Accumulation Units we credit to a policy will not, however, change as a result of any fluctuations in the value of an Accumulation Unit. (See "The Fixed Account" for a description of interest crediting.)

     (b) Valuation of Accumulation Units

     The value of Accumulation Units in each Investment Division will change daily to reflect the investment experience of the corresponding Portfolio as well as the daily deduction of the Separate Account charges. The Statement of Additional Information contains a detailed description of how we value the Accumulation Units.

     THIRD PARTY INVESTMENT ADVISORY ARRANGEMENTS

     In some cases, the policy may be sold to policy owners who independently utilize the services of a third party advisor offering asset allocation and/or market timing services. NYLIAC may honor transfer and withdrawal instructions from such asset allocation and market timing services if it has received authorization to do so from the policy owner participating in the service. We do not endorse, approve or recommend such services in any way and you should be aware that fees paid for such services are separate from and in addition to fees paid under the policy.

     Because the amounts associated with some of these transactions may be unusually large, the investment advisers may have difficulty processing the transactions. In addition, execution of such transactions may possibly adversely affect the Variable Accumulation Values of policy owners who are not utilizing asset allocation or market timing services. Accordingly, NYLIAC reserves the right to not accept transfer instructions which are submitted by any person, asset allocation and/or market timing services on behalf of policy owners. We will exercise this right only in accordance with uniform procedures that we may establish from time to time and that will not unfairly discriminate against similarly situated policy owners.

     RIDERS

     At no additional charge, we include two riders under the policy: an Unemployment Benefit Rider, for Non-Qualified, IRA and Roth IRA policies, and a Living Needs Benefit Rider, for all types of policies. The first two riders described below provide for an increase in the amount that can be withdrawn from your policy which will not be subject to a surrender charge upon the happening of certain qualifying events. The Investment Protection Plan Rider* is available at an additional cost. The riders are only available in those states where they have been approved. Please consult with your registered representative regarding the availability of these riders in your state.

     (a) Living Needs Benefit Rider

     If the Annuitant enters a nursing home, becomes terminally ill or disabled, you may be eligible to receive all or a portion of the Accumulation Value without paying a surrender charge. The policy must have been inforce for at least one year and have a minimum Accumulation Value of $5,000. You must also provide us with proof that the Annuitant has spent 60 or more consecutive days in a nursing home. Withdrawals will be taxable to the extent of gain and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all states where approved.

     (b) Unemployment Benefit Rider

     For all Non-Qualified, IRA and Roth IRA policies, if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy up to 50% without paying surrender charges. This rider can only be used once. The policy must have been inforce for at least one year and have a minimum Accumulation Value of $5,000. You also must have been unemployed for at least 60 consecutive days. Withdrawals may be taxable transactions and, prior to age
59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all states where approved.

---------------

* In Oregon, this rider is called the Accumulation Value Protection Plan.

     (c) Investment Protection Plan Rider (optional)

     THE INVESTMENT PROTECTION PLAN RIDER IS AVAILABLE ONLY IN STATES WHERE APPROVED. If you select this rider, you will be able to surrender the policy and receive the greater of the policy Accumulation Value or the amount that is guaranteed under the rider. While this rider is in effect, we will deduct a charge from your Accumulation Value on each policy quarter. (See "Other Charges--Investment Protection Plan Rider Charge"). When you make a partial withdrawal, we will reduce the amount that is guaranteed under the rider by the amount of the proportional withdrawal. The proportional withdrawal is equal to the amount withdrawn from the policy (including any amount withdrawn for the surrender charge) divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the amount that is guaranteed immediately preceding the withdrawal.

     The amount that is guaranteed under the rider will depend on when you select or reset it:

          (i) At the time of application: The amount that is guaranteed will equal the initial premium payment plus any additional premium payments we receive in the first Policy Year, less all proportional withdrawals. Premium payments made on or after the first Policy Year will not be included in the amount that is guaranteed. The rider will take effect on the Policy Date.

          (ii) While the policy is in force: The amount that is guaranteed will equal the Accumulation Value on the date the rider takes effect, less all proportional withdrawals. The rider will take effect on the next Policy Anniversary following the date we receive your application for the rider.

          (iii) Resetting the guaranteed amount: You may request to reset the amount that is guaranteed at any time while the rider is in effect. The reset will take effect on the Policy Anniversary immediately following the date we receive your request to reset. The amount that is guaranteed will equal the Accumulation Value on the next Policy Anniversary, less all proportional withdrawals. We will also reset a new charge for the rider and the Rider Risk Charge Adjustment on that Policy Anniversary. (See "Other Charges--Investment Protection Plan Rider Charge" and "Other Charges--Rider Risk Charge Adjustment").

     You will be eligible to receive the benefit under this rider beginning on the tenth Policy Anniversary after the later of (1) the effective date of the rider or (2) the effective date of any reset. You may also exercise this benefit on any Policy Anniversary subsequent to the tenth. To exercise this benefit, you must send us a written request to surrender the policy no later than ten Business Days after the applicable Policy Anniversary. Amounts paid to you under the terms of this rider may be taxable and you may be subject to a 10% tax penalty if paid before you reach age 59 1/2.

     You may cancel this rider within 30 days after delivery of the rider or, if you selected this feature at the time of application, within 30 days after delivery of the policy. You must return the rider to us or to the registered representative through whom it was purchased, with a written request for cancellation. Upon receipt of this request, we will promptly cancel the rider and refund any Investment Protection Plan Rider charge which may have been deducted. After this 30-day period, you still have the right to discontinue the rider. However, to the extent permitted by state law, we will deduct a Rider Risk Charge Adjustment from your Accumulation Value and we will not refund any Investment Protection Plan Rider charge which may have been deducted. (See "Other Charges--Rider Risk Charge Adjustment"). The cancellation will be effective on the date we receive your request.

     This rider is available on all Non-Qualified and Roth IRA policies so long as the first date that you can exercise and receive benefits under the rider is before the Annuity Commencement Date. The rider is also available on IRA and SEP-IRA policies if the policy owner is younger than age 66 on the date the rider takes effect.

     Because this rider generally provides protection against decreases in the policy's Accumulation Value due to negative investment performance, this rider may not be a benefit to you if all or most of your Accumulation Value is allocated to the Fixed Account. You should select this rider only if you have or intend to have most or all of your Accumulation Value allocated to the Investment Divisions.

     This rider will provide no benefit if you surrender the policy before the Policy Anniversary on which you are eligible to exercise the rider. Therefore, you should select this rider only if you intend to keep the policy for at least ten years.

     We have set forth below an example of how the benefit of this rider may be realized and how partial withdrawals will impact the guaranteed amount. In this example, we have assumed the following:

          (1) the rider is selected at the time of application;

          (2) an initial premium payment of $100,000 is made;

          (3) no additional premium payments are made;

          (4) a withdrawal of $20,000 is made in the eighth Policy Year;

          (5) the Accumulation Value immediately preceding the withdrawal has decreased to $80,000; and

          (6) the Accumulation Value on the tenth Policy Year has decreased to $50,000.

     The guaranteed amount at time of application was $100,000. When the partial withdrawal was made in the eighth Policy Year, we reduced the guaranteed amount by the amount of the proportional withdrawal. We calculated the amount of the proportional withdrawal by taking the requested withdrawal amount, dividing it by the Accumulation Value immediately preceding the withdrawal, and then multiplying that number by the guaranteed amount immediately preceding the withdrawal.

        Proportional withdrawal = ($20,000/$80,000) x $100,000 = $25,000

     To determine the new guaranteed amount after the withdrawal, we subtracted the amount of the proportional withdrawal from the initial guaranteed amount:
($100,000 - $25,000) = $75,000. If this policy is surrendered in the tenth Policy Year, the policy owner receives $75,000 even though the Accumulation Value has decreased to $50,000.

     POLICY OWNER INQUIRIES

     Your inquiries should be addressed to MainStay Annuities, 51 Madison Avenue, Room 2700, New York, NY 10010 or call 1-800-762-6212.

     RECORDS AND REPORTS

     NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. Please review this report carefully. If you believe it contains an error, please notify us immediately. To correct an error, you must call it to our attention within 10 days of the date of the statement.

                             CHARGES AND DEDUCTIONS

     SURRENDER CHARGES

     Since no deduction for a sales charge is made from premium payments, we impose a surrender charge on certain partial withdrawals and surrenders of the policies. The surrender charge covers certain expenses relating to the sale of the policies, including commissions to registered representatives and other promotional expenses. We measure the surrender charge as a percentage of the amount withdrawn or surrendered. The surrender charge may apply to amounts applied under certain Income Payment options.

     If you surrender your policy, we deduct the surrender charge from the amount paid to you. In the case of a partial withdrawal, you can direct NYLIAC to take surrender charges either from the remaining value of the Allocation Alternatives and/or the DCA Advantage Plan Accounts from which the partial withdrawals are made, or from the amount paid to you. If the remaining value in an Allocation Alternative and/or the DCA Advantage Plan Accounts is less than the necessary surrender charge, we will deduct the remainder of the charge from the amount withdrawn from that Allocation Alternative and/or the DCA Advantage Plan Accounts.

     The maximum surrender charge will be 7% of the amount withdrawn. The percentage of the surrender charge varies, depending upon the length of time a premium payment is in your policy before it is withdrawn. For purposes of calculating the applicable surrender charge, we deem premium payments to be withdrawn on a first-in, first-out basis. Unless required otherwise by state law, the surrender charge for amounts withdrawn or surrendered during the first three Payment Years following the premium payment to which such withdrawal or surrender is attributable is 7% of the amount withdrawn or surrendered. This charge then declines by 1% per year for each additional Payment Year, until the sixth Payment Year, after which no charge is made, as shown in the following chart:

     AMOUNT OF SURRENDER CHARGE

                                                              SURRENDER CHARGE
                                                              ----------------
1...........................................................         7%
2...........................................................         7%
3...........................................................         7%
4...........................................................         6%
5...........................................................         5%
6...........................................................         4%
7+..........................................................         0%

     In no event will the aggregate surrender charge applied under the policy exceed 8.5% of the total premiums paid.

     EXCEPTIONS TO SURRENDER CHARGES

     We will not assess a surrender charge:

          (a) on amounts you withdraw in any Policy Year which are less than or equal to the greater of (i) 10% of the Accumulation Value at the time of surrender or withdrawal or (ii) the Accumulation Value less accumulated premium payments

          (b) if NYLIAC cancels the policy;

          (c) when we pay proceeds upon the death of the policy owner or the Annuitant;

          (d) when you select an Income Payment Option in any Policy Year after the first Policy Year;

          (e) when a required minimum distribution is made under a Qualified Policy (this amount will, however, count against the first exception described above); and

          (f) on withdrawals you make under the Living Needs Benefit Rider or Unemployment Benefit Rider.

     OTHER CHARGES

     (a) Mortality and Expense Risk Charges

     Prior to the Annuity Commencement Date, NYLIAC imposes risk charges to compensate it for bearing certain mortality and expense risks under the policies. This charge is equal, on an annual basis, to 1.25% of the average net asset value of the Separate Account and is deducted daily. We guarantee that these charges will not increase. If these charges are insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. If the charges are more than sufficient, we will add any excess to our general funds. We may use these funds for any corporate purpose, including expenses relating to the sale of the policies, to the extent that surrender charges do not adequately cover sales expenses.

     The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than our actuarial tables predict. As a result, we would be paying more Income Payments than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each policy, will differ from actual mortality experience. Lastly, we assume a mortality risk that, at the time of death, the guaranteed minimum death benefit will exceed the policy's Accumulation Value. The expense risk assumed is the risk that the cost of issuing and administering the policies will exceed the amount we charge for these services.

     (b) Administration Fee

     Prior to the Annuity Commencement Date, we also impose an administration fee intended to cover the cost of providing policy administration services. This charge is equal, on an annual basis, to .15% of the average daily net asset value of the Separate Account and is deducted daily.

     (c) Policy Service Charge

     We deduct an annual policy service charge equal to the lesser of $30 or 2% of the Accumulation Value of the Policy each Policy Year on the Policy Anniversary and upon surrender of the policy if on the Policy Anniversary or date of surrender the Accumulation Value is less than $20,000. We deduct the annual policy service charge from each Allocation Alternative and each DCA Account, if applicable, in proportion to its percentage of the Accumulation Value on the Policy Anniversary or date of surrender. This charge is designed to cover the costs for providing services under the policy such as collecting, processing and confirming premium payments and establishing and maintaining the available methods of payment.

     (d) Investment Protection Plan Rider Charge (optional)

     If you selected the Investment Protection Plan (in states where available), we will deduct a charge on the first Business Day on each policy quarter that the rider is in effect based on the amount that is guaranteed. We will deduct this charge beginning with the first policy quarter after the effective date of the rider. (See "Riders--Investment Protection Plan Rider"). We will deduct the charge from each Allocation Alternative and each DCA Advantage Plan Account in proportion to its percentage of the Accumulation Value on the first Business Day of the applicable policy quarter.

     The maximum annual charge is 1% of the amount that is guaranteed. We may set a lower charge at our sole discretion. You should check with your registered representative to determine the percentage we are currently charging before you select this feature.

     If you reset the amount that is guaranteed, a new charge for the rider will apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The charge in effect on the effective date of the rider or on the effective date of any reset will not change after the date the rider becomes effective. We will continue to deduct the current charge until the first policy quarter following the effective date of the reset.

     (e) Rider Risk Charge Adjustment* (optional)

     If you cancel the Investment Protection Plan, we will deduct a Rider Risk Charge Adjustment from your Accumulation Value. The cancellation will be effective on the date we receive your request. (See "Riders--Investment Protection Plan Rider"). We will deduct the Rider Risk Charge Adjustment from each Allocation Alternative and each DCA Advantage Plan Account in proportion to its percentage of the Accumulation Value on that day. We will not deduct this charge if you surrender your policy. However, surrender charges may apply.

     We will not change the adjustment for a particular policy once it is set on the date the rider takes effect. The maximum Rider Risk Charge Adjustment is 2% of the amount that is guaranteed. We may set a lower charge at our sole discretion. You should check with your registered representative to determine the percentage we are currently charging before you select this feature.

     If you reset the amount that is guaranteed, a new Rider Risk Charge Adjustment may apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The adjustment charge in effect on the effective date of the rider or on the effective date of any reset will not increase after the rider is issued.

     (f) Fund Charges

     The value of the assets of the Separate Account will indirectly reflect the Funds' total fees and expenses. The Funds' total fees and expenses are not part of the policy. They may vary in amount from year to year. These fees and expenses are described in detail in the relevant Fund's prospectus and/or Statement of Additional Information.

     (g) Transfer Fees

     There is no charge for the first 12 transfers in any one Policy Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12, subject to any applicable state insurance law requirements. Transfers made under dollar cost averaging and automatic asset reallocation do not count toward this transfer limit.

---------------
* The Rider Risk Charge does not apply to policies issued in Oregon. For Oregon policies, please disregard all references to the Rider Risk Charge Adjustment throughout this prospectus.

     GROUP AND SPONSORED ARRANGEMENTS

     For certain group or sponsored arrangements, we may reduce the surrender charge and the policy service charge or change the minimum initial and additional premium payment requirements. Group arrangements include those in which a trustee or an employer, for example, purchases policies covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows us to sell policies to its employees or retirees on an individual basis.

     Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy policies or that have been in existence less than six months will not qualify for reduced charges.

     We will make any reductions according to our rules in effect when a request for a policy is approved. We may change these rules from time to time. Any variation in the surrender charge or policy service charge will reflect differences in costs or services and will not be unfairly discriminatory.

     TAXES

     NYLIAC may, where premium taxes are imposed by state law, deduct such taxes from your policy either (i) when a surrender or cancellation occurs, or (ii) at the Annuity Commencement Date. Applicable premium tax rates depend upon such factors as your current state of residency, and the insurance laws and NYLIAC's status in states where premium taxes are incurred. Current premium tax rates range from 0% to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts.

     Under present laws, NYLIAC will also incur state and local taxes (in addition to the premium taxes described above) in several states. At present, these taxes are not significant. If they increase, however, NYLIAC may make charges for such taxes.

     NYLIAC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the policies. (See "Federal Tax Matters".) Based upon these expectations, no charge is being made currently for corporate federal income taxes which may be attributable to the Separate Account. Such a charge may be made in future years for any federal income taxes NYLIAC incurs.

                         DISTRIBUTIONS UNDER THE POLICY

     SURRENDERS AND WITHDRAWALS

     You can make partial withdrawals, periodic partial withdrawals, hardship withdrawals or surrender the policy to receive part or all of the Accumulation Value at any time before the Annuity Commencement Date and while the Annuitant is living, by sending a written request on a form acceptable to MainStay Annuities. In addition, you may request partial withdrawals and periodic partial withdrawals by telephone. (See "Procedures for Telephone Transactions".) The amount available for withdrawal is the Accumulation Value at the end of the Business Day during which we receive the written or telephonic surrender or withdrawal request, less any outstanding loan balance, surrender charges, premium taxes which we may deduct, and policy service charge, if applicable. If you have not provided us with a written election not to withhold federal income taxes at the time you make a withdrawal or surrender request, NYLIAC must by law withhold such taxes from the taxable portion of any surrender or withdrawal. We will remit that amount to the federal government. In addition, some states have enacted legislation requiring withholding. We will pay all surrenders or withdrawals within seven days of receipt of all documents (including documents necessary to comply with federal and state tax law), subject to postponement in certain circumstances. (See "Delay of Payments".)

     Since you assume the investment risk with respect to amounts allocated to the Separate Account and because certain surrenders or withdrawals are subject to a surrender charge and premium tax deduction, the total amount paid upon surrender of the policy (taking into account any prior withdrawals) may be more or less than the total premium payments made.

     Surrenders and withdrawals may be taxable transactions, and the Internal Revenue Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals. (See "Federal Tax Matters--Taxation of Annuities in General".)

     (a) Surrenders

     We may deduct a surrender charge and any state premium tax, if applicable, less any outstanding loan balance, and less the annual policy service charge, if applicable, from the amount paid. We will pay the proceeds in a lump sum to you unless you elect an Income Payment method. (See "Income Payments".) Surrenders may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "Federal Tax Matters--Taxation of Annuities in General".)

     (b) Partial Withdrawals

     The minimum amount that can be withdrawn is $500, unless we agree otherwise. We will withdraw the amount from the Allocation Alternatives and/or the DCA Advantage Plan Accounts in accordance with your request. If you do not specify how to allocate a partial withdrawal among the Allocation Alternatives and/or the DCA Advantage Plan Accounts, we will allocate the partial withdrawal on a pro-rata basis. Partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "Federal Tax Matters--Taxation of Annuities in General".)

     If the requested partial withdrawal is greater than the value in any of the Allocation Alternatives and/or the DCA Advantage Plan Accounts from which the partial withdrawal is being made, we will pay the entire value of that Allocation Alternative and/or the DCA Advantage Plan Accounts, less any surrender charge that may apply, to you. We will not process partial withdrawal requests if honoring such requests would result in an Accumulation Value of less than $2,000.

     (c) Periodic Partial Withdrawals

     You may elect to receive regularly scheduled partial withdrawals from the policy. These periodic partial withdrawals may be paid on a monthly, quarterly, semi-annual, or annual basis. You will elect the frequency of the withdrawals and the day of the month for the withdrawals to be made. We will make all withdrawals on the day of each calendar month you specify, or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month). You must specify the Investment Divisions and/or the Fixed Account from which the periodic partial withdrawals will be made. The minimum amount under this feature is $100, or such lower amount as we may permit. Periodic partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "Federal Tax Matters--Taxation of Annuities in General".) If you do not specify otherwise, we will withdraw money on a pro-rata basis from each Investment Division and/ or the Fixed Account. You may not make periodic partial withdrawals from the DCA Advantage Plan Accounts.

     You can elect to receive "Interest Only" periodic partial withdrawals for the interest earned on monies allocated to the Fixed Account. If this option is chosen, the $100 minimum for periodic partial withdrawals will be waived. However, you must have at least $5,000 in the Fixed Account at the time of each periodic partial withdrawal, unless we agree otherwise. This option will void the Fixed Account Initial Premium Guarantee. (See "The Fixed Account--Fixed Account Initial Premium Guarantee".)

     (d) Hardship Withdrawals

     Under certain Qualified Policies, the Plan Administrator may allow, in its sole discretion, certain withdrawals it determines to be "Hardship Withdrawals." The surrender charge and 10% penalty tax, if applicable, and provisions applicable to partial withdrawals apply to Hardship Withdrawals.

     REQUIRED MINIMUM DISTRIBUTION

     For IRAs and IRA SEPs, the policy owner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2. For TSAs, the policy owner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2 or until April 1st of the year following the calendar year he or she retires, whichever occurs later.

     OUR RIGHT TO CANCEL

     If we do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, we reserve the right to terminate your policy subject to any applicable state insurance law or regulation. We will notify you of our intention to exercise this right and give you 90 days to make a premium payment. If we terminate your policy, we will pay you the Accumulation Value of your policy in one lump sum.

     ANNUITY COMMENCEMENT DATE

     The Annuity Commencement Date is the date specified on the Policy Data Page. The Annuity Commencement Date is the day that Income Payments are scheduled to commence unless the policy has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date. If we agree, you may change the Annuity Commencement Date to an earlier date by providing written notice to NYLIAC. You may defer the Annuity Commencement Date to a later date if we agree to it, provided that we receive a written notice of the request at least one month before the last selected Annuity Commencement Date. The Annuity Commencement Date and Income Payment method for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

     DEATH BEFORE ANNUITY COMMENCEMENT

     If you or the Annuitant dies prior to the Annuity Commencement Date, we will pay an amount as proceeds to the designated Beneficiary, as of the date we receive proof of death and all requirements necessary to make the payment. That amount will be the greater of:

     (a) the Accumulation Value, less any outstanding loan balance;

     (b) the sum of all premium payments made, less any outstanding loan balance, partial withdrawals and surrender charges on those partial withdrawals; or

     (c) the "reset value" plus any additional premium payments made since the most recent "Reset Anniversary," less any outstanding loan balance, partial withdrawals (proportional withdrawals in New York) made since the most recent Reset Anniversary and any surrender charges applicable to such partial withdrawals.

     We recalculate the reset value, with respect to any policy, every year from the date of the initial premium payment ("Reset Anniversary") until you or the Annuitant reaches age 85. We calculate the reset value on the Reset Anniversary based on a comparison between (a) the current Reset Anniversary's Accumulation Value, and (b) the prior Reset Anniversary's value, plus any premiums since the prior Reset Anniversary date, less any partial withdrawals (proportional withdrawals in NY) and surrender charges on those partial withdrawals (proportional withdrawals in New York) since the last Reset Anniversary date. The greater of the compared values will be the new reset value. Please consult with your registered representative regarding the reset value that is available under your particular policy.

     We have set forth below an example of how the death benefit is calculated annually. In this example, we have assumed the following:

     (1) you purchase a policy with a $200,000 premium payment;

     (2) $20,000 withdrawal is made prior to the policy's first Policy Anniversary;

     (3) the Accumulation Value is $220,000 on the first Policy Anniversary (Reset Anniversary); and

     (4) you die in the second Policy Year and the Accumulation Value of the policy has decreased to $175,000.

              The death benefit is the greater of:

                       (a)  Accumulation Value                               =  $175,000
                       (b)  Premium payments less any partial                =  $180,000 ($200,000 - $20,000)
                            withdrawals; or
                       (c)  Reset value (Accumulation Value on first         =  $220,000
                            Policy Anniversary)

     In this example, your Beneficiary(ies) would receive $220,000.

     The formula guarantees that the amount we pay will at least equal the sum of all premium payments (less any outstanding loan balance, partial withdrawals and surrender charges on such partial withdrawals), independent of the investment experience of the Separate Account. The Beneficiary may receive the amount payable in a lump sum or under any life income payment option which is then available. If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Allocation Alternative and the DCA Advantage Plan Account in which the policy is invested as of the date we receive proof of death and all requirements necessary to make the payment to that Beneficiary. We will keep the remaining balance in the policy to pay the other Beneficiaries. Due to market fluctuations, the remaining Accumulation Value may increase or decrease and we may pay subsequent Beneficiaries a different amount.

     We will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice which gives us the information that we need. If such an election is properly made, we will apply all or part of these proceeds:

          (i) under the Life Income Payment Option to provide an immediate annuity for the Beneficiary who will be the policy owner and Annuitant; or

          (ii) under another Income Payment option we may offer at the time. Payments under the annuity or under any other method of payment we make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policy owner's death (as determined for federal tax purposes), and must begin within one year after the policy owner's death. (See "Income Payments".)

     If your spouse is the sole primary Beneficiary, we can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policy owner and,
(b) if you were the Annuitant, as the Annuitant. If a policy is jointly owned, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. (See "Federal Tax Matters--Taxation of Annuities in General".)

     If the Annuitant and, where applicable under another Income Payment option, the Joint Annuitant, if any, die after the Annuity Commencement Date, NYLIAC will pay the sum required by the Income Payment option in effect.

     We will make any distribution or application of policy proceeds within 7 days after NYLIAC receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place, subject to postponement in certain circumstances. (See "Delay of Payments".)

     INCOME PAYMENTS

     (a) Election of Income Payment Options

     We will make Income Payments under the Life Income Payment Option or under such other option we may offer at that time where permitted by state laws. We will require that a lump sum payment be made if the Accumulation Value is less than $2,000. At any time before the Annuity Commencement Date, you may change the Income Payment option or request any other method of payment we agree to. If the Life Income Payment Option is chosen, we may require proof of birth date before Income Payments begin. For Income Payment options involving life income, the actual age of the Annuitant will affect the amount of each payment. Since payments based on older Annuitants are expected to be fewer in number, the amount of each annuity payment should be greater. We will make payments under the Life Income Payment Option in the same specified amount and over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. NYLIAC does not currently offer variable Income Payment options.

     Under Income Payment options involving life income, the payee may not receive Income Payments equal to the total premium payments if the Annuitant dies before the actuarially predicted date of death. We base Income Payment Options involving life income on annuity tables that vary on the basis of sex, unless the policy was issued under an employer sponsored plan or in a state which requires unisex rates.

     (b) Other Methods of Payment

     If NYLIAC agrees, you (or the Beneficiary upon the death of you or the Annuitant prior to the Annuity Commencement Date) may choose to have Income Payments made under some other method of payment or in a lump sum.

     (c) Proof of Survivorship

     We may require satisfactory proof of survival from time to time before we pay any Income Payments or other benefits. We will request the proof at least 30 days prior to the next scheduled payment date.

     DELAY OF PAYMENTS

     We will pay any amounts due from the Separate Account under the policy within seven days of the date NYLIAC receives all documents (including documents necessary to comply with federal and state tax law) in connection with a request unless:

          1. The New York Stock Exchange ("NYSE") is closed for other than usual weekends or holidays, or trading on the NYSE is otherwise restricted;

        2. An emergency exists as defined by the Securities and Exchange Commission ("SEC");

        3. The SEC permits a delay for the protection of security holders; or

        4. The check used to pay the premium has not cleared through the banking system. This may take up to 15 days.

     For the same reasons, we will delay transfers from the Separate Account to the Fixed Account.

     We may also delay payments of any amount due from the Fixed Account and/or the DCA Program. When permitted by law, we may defer payment of any partial withdrawal or full surrender request for up to six months from the date of surrender from the Fixed Account and/or the DCA Program. We will pay interest of at least 3.5% per year on any partial withdrawal or full surrender request deferred for 30 days or more.

     DESIGNATION OF BENEFICIARY

     You may name, in a written form acceptable to us, one or more Beneficiaries. Thereafter, before the Annuity Commencement Date and while the Annuitant is living, you may change the Beneficiary by written notice in a form acceptable to NYLIAC. If before the Annuity Commencement Date, the Annuitant dies before you and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to you. If you are the Annuitant, the proceeds pass to your estate. However, if the policy owner who is not the Annuitant dies before the Annuity Commencement Date, and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to the policy owner's estate.

     RESTRICTIONS UNDER INTERNAL REVENUE CODE SECTION 403(b)(11)

     Under 403(b) Tax Sheltered Annuities, distributions attributable to salary reduction contributions made in years beginning after December 31, 1988 (including the earnings on these contributions), as well as to earnings in such years on salary reduction accumulations held as of the end of the last year beginning before January 1, 1989, may not begin before the employee attains age 59 1/2, separates from service, dies or becomes disabled. The plan may also provide for distribution in the case of hardship. However, hardship distributions are limited to amounts contributed by salary reduction. The earnings on such amounts may not be withdrawn. Even though a distribution may be permitted under these rules (e.g. for hardship or after separation from service), it may still be subject to a 10% additional income tax as a premature distribution.

     Under the terms of your plan, you may have the option to invest in other 403(b) funding vehicles, including 403(b)(7) custodial accounts. You should consult your plan document to make this determination.

     LOANS

     Loans are available only if you have purchased your policy in connection with a 403(b) plan and may not be available in all states for plans subject to the Employment Retirement Income Security Act of 1974 ("ERISA"). Under your 403(b) policy, you may borrow against your policy's Accumulation Value after the first Policy Year and prior to the Annuity Commencement Date. Unless we agree otherwise, only one loan may be outstanding at a time. A minimum Accumulation Value of $5,000 must remain in the policy. The minimum loan amount is $500. The maximum loan that you may take is the lesser of: (a) 50% of the policy's Accumulation Value on the date of the loan or (b) $50,000. We withdraw a loan processing fee of $25 from the Accumulation Value on a pro rata basis, unless prohibited by applicable state law or regulation. If on the date of the loan you do not have a Fixed Accumulation Value equal to at least 125% (110% in New York) of the loan amount, we will transfer sufficient Accumulation Value from the Investment Divisions and/or DCA Advantage Plan Accounts on a pro rata basis so that the Fixed Accumulation Value equals 125% (110% in New York) of the loan amount. While a loan is outstanding, you may not make partial withdrawals or transfers which would reduce the Fixed Accumulation Value to an amount less than 125% (110% in New York) of the outstanding loan balance.

     For plans not subject to ERISA, the interest rate paid by the policy owner of the loan will equal 5%. We will credit the assets being held in the Fixed Account to secure the loan with the minimum guaranteed interest rate of 3%. For plans subject to ERISA, we will apply the interest charged on the loan at the then current prime rate plus 1%. We will credit the money being held in the Fixed Account to secure the loan with a rate of interest that is the prime rate less 1%, but it will always be at least equal to the minimum guaranteed interest rate of 3%. For all plans, we will assess interest in arrears as part of the periodic loan repayments.

     You must repay the loan on a periodic basis at a frequency not less frequently than quarterly and over a period no greater than five years from the date it is taken. If a loan repayment is in default we will withdraw the amount in default from the Fixed Accumulation Value to the extent permitted by federal income tax rules. We will take such a repayment on a first-in, first-out (FIFO) basis from amounts allocated to the Fixed Account.

     We permit loans to acquire a principal residence under the same terms described above, except that:

        (a) the minimum loan amount is $5,000; and

        (b) repayment of the loan amount may be extended to a maximum of twenty-five years.

     We deduct any outstanding loan balance including any accrued interest from the Fixed Accumulation Value prior to payment of a surrender or the commencement of the annuity benefits. On death of the policy owner or Annuitant, we deduct any outstanding loan balance from the Fixed Accumulation Value as a partial withdrawal as of the date we receive the notice of death.

     Loans are subject to the terms of the policy, your 403(b) plan and the Internal Revenue Code, which may impose restrictions upon them. We reserve the right to suspend, modify, or terminate the availability of loans under this policy at any time. However, any action taken by us will not affect already outstanding loans.

                               THE FIXED ACCOUNT

     The Fixed Account is supported by the assets in NYLIAC's general account, which includes all of NYLIAC's assets except those assets specifically allocated to NYLIAC's separate accounts. NYLIAC has sole discretion to invest the assets of the Fixed Account subject to applicable law. The Fixed Account is not registered under the federal securities laws and is generally not subject to their provisions. Furthermore, the staff of the Securities and Exchange Commission has not reviewed the disclosures in this Prospectus relating to the Fixed Account. These disclosures regarding the Fixed Account may be subject to certain applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     (a) Interest Crediting

     NYLIAC guarantees that it will credit interest at an annual effective rate of at least 3% to amounts allocated or transferred to the Fixed Account under the policies. We credit interest on a daily basis. NYLIAC may, at its sole discretion, credit a higher rate or rates of interest to amounts allocated or transferred to the Fixed Account. Interest rates will be set on the anniversary of each premium payment or transfer. All premium payments and additional amounts (including transfers from other Investment Divisions) allocated to the Fixed Account, plus prior interest earned on such amounts, will receive their applicable interest rate for one-year periods from the anniversary on which the allocation or transfer was made.

     (b) Transfers to Investment Divisions

     You may transfer amounts from the Fixed Account to the Investment Divisions up to 30 days prior to the Annuity Commencement Date, subject to the following conditions.

          1. The maximum amount you are allowed to transfer from the Fixed Account to the Investment Divisions during any Policy Year is 20% of the Fixed Accumulation Value at the beginning of the Policy Year.

          2. The minimum amount that you may transfer from the Fixed Account to the Investment Divisions is the lesser of (i) $500 or (ii) the Fixed Accumulation Value, unless we agree otherwise. Additionally, the remaining value in the Fixed Account must be at least $500. If, after a contemplated transfer, the remaining values in the Fixed Account would be less than $500, that amount must be included in the transfer, unless NYLIAC in its discretion permits otherwise. We determine amounts transferred from the Fixed Account on a first-in, first-out ("FIFO") basis, for purposes of determining the rate at which we credit interest on monies remaining in the Fixed Account.

     Except as part of an existing request relating to the traditional Dollar Cost Averaging option, the Interest Sweep option or the DCA Advantage Plan (where available), you may not transfer money into the Fixed Account if you made a transfer out of the Fixed Account during the previous six-month period.

     You must make transfer requests in writing on a form approved by NYLIAC or by telephone in accordance with established procedures. (See "Procedures for Telephone Transactions".)

     We will deduct partial withdrawals and apply any surrender charges to the Fixed Account on a FIFO basis (i.e., from any value in the Fixed Account attributable to premium payments or transfers from Investment Divisions in the same order in which you allocated such payments or transfers to the Fixed Account during the life of the policy).

     (c) Fixed Account Initial Premium Guarantee

     NYLIAC guarantees that upon any surrender of a policy, you will receive an amount equal to at least that portion of the initial premium payment which was initially allocated to the Fixed Account. However, this guarantee will not apply if you transfer any amount out of the Fixed Account (except transfers made under the Interest Sweep option) or make any partial withdrawals from the Fixed Account, a DCA Account or the Separate Account.

                        THE DCA ADVANTAGE PLAN ACCOUNTS

     Like the Fixed Account, the DCA Advantage Plan Accounts are also supported by the assets in NYLIAC's general account. The DCA Advantage Plan Accounts are not registered under the federal securities laws. The information contained in the first paragraph under "The Fixed Account" above, equally applies to the DCA Advantage Plan Accounts.

     NYLIAC will set interest rates in advance for each date on which we may receive a premium payment to a DCA Advantage Plan Account. We will never declare less than a 3% annual effective rate. Premium payments into a DCA Advantage Plan Account will receive the applicable interest rate in effect on the Business Day we receive the premium payment. Interest rates for subsequent premium payments made into the same DCA Advantage Plan Account may be different from the rate applied to prior premium payments made into the DCA Advantage Plan Account.

     The annual effective rate that we declare is credited only to amounts remaining in a DCA Advantage Plan Account. We credit the interest on a daily basis. Because money is periodically transferred out of the DCA Advantage Plan Account, amounts in the DCA Advantage Plan Account will not achieve the declared annual effective rate.

                              FEDERAL TAX MATTERS

     INTRODUCTION

     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. The Qualified Policies are designed for use by individuals in retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 219, 403, 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the Accumulation Value, on Income Payments and on the economic benefit to you, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Qualified Policy is purchased, on the tax and employment status of the individual concerned and on NYLIAC's tax status. The following discussion assumes that Qualified Policies are used in retirement plans that qualify for the special federal income tax treatment described above. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a competent tax adviser before making a premium payment. This discussion is based upon NYLIAC's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We cannot predict the likelihood of continuation of the present federal income tax laws or of the current interpretations by the Internal Revenue Service, which may change from time to time without notice. Any such change could have retroactive effects regardless of the date of enactment. Moreover, this discussion does not take into consideration any applicable state or other tax laws except with respect to the imposition of any state premium taxes. We suggest you consult with your tax adviser.

     TAXATION OF ANNUITIES IN GENERAL

     The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information discusses such qualifications.

     Section 72 of the Code governs taxation of annuities in general. NYLIAC believes that an annuity policy owner generally is not taxed on increases in the value of a policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Accumulation Value (i.e., surrenders or partial withdrawals) or as Income Payments under the Income Payment option elected. The exception to this rule is that generally, a policy owner of any deferred annuity policy who is not a natural person must include in income any increase in the excess of the policy owner's Accumulation Value over the policy owner's investment in the contract during the taxable year. However, there are some exceptions to this exception. You may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment) is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value generally will be treated as a distribution.

     In the case of a withdrawal or surrender distributed to a participant or Beneficiary under a Qualified Policy (other than a Qualified Policy used in a retirement plan that qualifies for special federal income tax treatment under
Section 457 of the Code as to which there are special rules), a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the total policy value. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a policy which is not excluded from the individual's gross income. For policies issued in connection with qualified plans, the "investment in the contract" can be zero. The law requires the use of special simplified methods to determine the taxable amount of payments that are based in whole or in part on the Annuitant's life and that are paid from qualified retirement plans under Section 401(a) and from qualified annuities and Tax Sheltered Annuities under Sections 403(a) and 403(b).

     Generally, in the case of a withdrawal under a Non-Qualified Policy before the Annuity Commencement Date, amounts received are first treated as taxable income to the extent that the Accumulation Value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable.

     Although the tax consequences may vary depending on the Income Payment option elected under the policy, in general, only the portion of the Income Payment that represents the amount by which the Accumulation Value exceeds the "investment in the contract" will be taxed. After the investment in the policy is recovered, the full amount of any additional Income Payments is taxable. For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Income Payments for the term of the payments. However, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the annuitant's final tax return.

     In the case of a distribution, a penalty tax equal to 10% of the amount treated as taxable income may be imposed. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the taxpayer attains age 59 1/2, (2) made as a result of the policy owner's or Annuitant's death or disability, or (3) received in substantially equal installments paid at least annually as a life annuity. Other tax penalties may apply to certain distributions pursuant to a Qualified Policy.

     All non-qualified, deferred annuity contracts issued by NYLIAC (or its affiliates) to the same policy owner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includable in an individual's gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations) that it would be appropriate to aggregate two or more annuity contracts purchased by the same policy owner. Accordingly, a policy owner should consult a competent tax adviser before purchasing more than one policy or other annuity contract.

     A transfer of ownership of a policy, or designation of an Annuitant or other Beneficiary who is not also the policy owner, may result in certain income or gift tax consequences to the policy owner. A policy owner contemplating any transfer or assignment of a policy should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

     QUALIFIED PLANS

     The Qualified Policies are designed for use with several types of tax qualified plans. The tax rules applicable to participants and beneficiaries in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1, 1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, this discussion only provides general information about use of the policies with the various types of qualified plans. Policy owners and participants under qualified plans as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy issued in connection with the plan. Purchasers of policies for use with any qualified plan should seek competent legal and tax advice regarding the suitability of the policy.

          (a) Section 403(a) Plans. Under Section 403(a) of the Code, payments made by employers to purchase annuity contracts, which meet certain requirements, for their employees are excludible from the gross income of the employee. Any amounts distributed to the employees under such annuity contracts are taxable to them in the years in which distributions are made.

          (b) Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes.

          (c) Individual Retirement Annuities. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA", including an employer-sponsored Simplified Employee Pension or "SEP". Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into Individual Retirement Annuities on a tax-deferred basis.

          (d) Roth Individual Retirement Annuities. Section 408A of the Code permits individuals with incomes below a certain level to contribute to an individual retirement program known as a "Roth Individual Retirement Annuity" or "Roth IRA." Roth IRAs are subject to limitations on the amount that may be contributed. Contributions to Roth IRAs are not deductible, but distributions from Roth IRAs that meet certain requirements are not included in gross income. Certain individuals are eligible to convert their existing non-Roth IRAs into Roth IRAs. They will be subject to income tax at the time of conversion.

          (e) Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities and tax exempt organizations which enjoy special treatment. The policies can be used with such plans. Under such plans, a participant may specify the form of investment in which his or her participation will be made. Such investments are generally owned by, and are subject to, the claims of the general creditors of the sponsoring employer, except that Section 457 plans of state and local government must be held and used for the exclusive benefit of participants and beneficiaries in a trust or annuity contract.

                          DISTRIBUTOR OF THE POLICIES

     NYLIFE Distributors Inc. ("NYLIFE Distributors"), 51 Madison Avenue, New York, New York 10010, is the principal underwriter and the distributor of the policies. It is an indirect wholly-owned subsidiary of New York Life. The maximum commission paid to broker-dealers who have entered into dealer agreements with NYLIFE Distributors is not expected to exceed 7%. A portion of this amount is paid as commissions to registered representatives.

                                 VOTING RIGHTS

     The Funds are not required to and typically do not hold routine annual stockholder meetings. Special stockholder meetings will be called when necessary. To the extent required by law, NYLIAC will vote the Eligible Portfolio shares held in the Investment Divisions at special shareholder meetings of the Funds in accordance with instructions we receive from persons having voting interests in the corresponding Investment Division. If, however, the federal securities laws are amended, or if NYLIAC's present interpretation should change, and as a result, NYLIAC determines that it is allowed to vote the Eligible Portfolio shares in its own right, we may elect to do so.

     Prior to the Annuity Commencement Date, you hold a voting interest in each Investment Division to which you have money allocated. We will determine the number of votes which are available to you by dividing the Accumulation Value attributable to an Investment Division by the net asset value per share of the applicable Eligible Portfolios. We will calculate the number of votes which are available to you separately for each Investment Division. We will determine that number by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to the Investment Division.

     We will determine the number of votes of the Eligible Portfolio which are available as of the date established by the Portfolio of the relevant Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the relevant Fund.

     If we do not receive timely instructions, we will vote those shares in proportion to the voting instructions which are received with respect to all policies participating in that Investment Division. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Eligible Portfolio.

                           TABLE OF CONTENTS FOR THE
                  STATEMENT OF ADDITIONAL INFORMATION ("SAI")

     The SAI contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for that SAI:

                                                              PAGE
                                                              ----
THE POLICIES................................................    2
  Valuation of Accumulation Units...........................    2
INVESTMENT PERFORMANCE CALCULATIONS.........................    2
  MainStay VP Cash Management Investment Division...........    2
  MainStay VP Government, MainStay VP High Yield Corporate
     Bond and MainStay VP Bond Investment Division Yields...    3
  Annual Average Total Return...............................    3
ANNUITY PAYMENTS............................................    4
GENERAL MATTERS.............................................    4
FEDERAL TAX MATTERS.........................................    5
  Taxation of New York Life Insurance and Annuity
     Corporation............................................    5
  Tax Status of Policies....................................    5
DISTRIBUTOR OF THE POLICIES.................................    6
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................    6
STATE REGULATION............................................    6
RECORDS AND REPORTS.........................................    6
LEGAL PROCEEDINGS...........................................    6
EXPERTS.....................................................    7
OTHER INFORMATION...........................................    7
FINANCIAL STATEMENTS........................................  F-1

     How to obtain a MainStay Plus Variable Annuity Statement of Additional
                                  Information.

               Call (800) 762-6212 or send this request form to:

                            MainStay Annuities--Client Services
                            51 Madison Avenue
                            Room 2700
                            New York, NY 10010

--------------------------------------------------------------------------------

    Please send me a MainStay Plus Variable Annuity Statement of Additional
                         Information dated May 1, 2001:

--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City                                 State                       Zip

                                                             LOGO

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                         INDIVIDUAL RETIREMENT ANNUITY

                              DISCLOSURE STATEMENT

     The following information is being provided to you, the policyowner, in accordance with the requirements of the Internal Revenue Service. This Disclosure Statement is not part of the Prospectus. It includes non-technical explanation of some of the changes made by the Taxpayer Relief Act of 1997 applicable to Individual Retirement Accounts or Annuities (IRAs). You should consult your tax adviser about the specifics of these rules, and remember that the terms of your actual contract and any endorsements will control your rights and obligations.

     1. REVOCATION OF YOUR IRA

     If you have not received this Disclosure Statement at least seven calendar days before the establishment of your Individual Retirement Annuity, you have the right to revoke your Individual Retirement Annuity during the seven calendar day period following the establishment of it. In order to revoke your Individual Retirement Annuity, you must notify us in writing and you must mail or deliver your revocation to MainStay Annuities, 51 Madison Avenue, Room 2700, New York, NY 10010. If your revocation is mailed, the date of the postmark (or the date of certification or registration if sent by certified or registered mail) will be considered your revocation date. If you revoke your Individual Retirement Annuity during the seven day period, the entire amount of your account, without any adjustments (for items such as administrative expenses, fees, or fluctuation in market value) will be returned to you.

     2. CONTRIBUTIONS

     (a) Regular IRA. The policyowner may make periodic contributions to a regular IRA in any amount up to the combined tax deductible and non-tax deductible contribution limit described in Section 3 of this Disclosure Statement. All such contributions shall be in cash and shall be invested in accordance with this Disclosure Statement. This IRA cannot be issued as a SIMPLE IRA.

     (b) Spousal IRA. If the policyowner and the spouse file a joint federal income tax return for the taxable year and if the spouse's compensation, if any, includable in gross income for the year is less than the compensation includable in the gross income of the policyowner for the year, the policyowner and the spouse may each establish his or her own individual IRA and may make periodic contributions to their own IRA in accordance with the rules and limits for tax deductible and non-tax deductible contributions contained in Sections 219(c) and 408(o) of the Internal Revenue Code. Such contributions shall be in cash and shall be invested in accordance with this Disclosure Statement.

     (c) Rollover IRA. A rollover contribution by the policyowner shall be a nonperiodic deposit in cash to be invested in accordance with this Disclosure Statement, with respect to which contribution the policyowner warrants that (1) the entire amount rolled over is attributable to a distribution from an employee's trust, an employee's annuity, an annuity contract or another individual retirement account or annuity, which meets the requirements of Internal Revenue Code section 402(c), 403(a)(4), 403(b)(8), or 408(d)(3); (2)
within one (1) year of receiving such distribution, the policyowner did not receive another distribution which constituted a "rollover" referred to in Internal Revenue Code Section 408(d)(3)(B); and (3) the contribution as made satisfies all the requirements for rollover contributions as set forth under the Internal Revenue Code. A rollover contribution attributable to contributions made by an employer to an individual's SIMPLE IRA cannot be made prior to the expiration of the 2-year period beginning on the date the individual first participated in that employer's SIMPLE plan.

     Strict limitations apply to rollovers, and you should seek competent tax advice in order to comply with all the rules governing rollovers.

     (d) Transfers. The policyowner may make an initial or subsequent contribution hereunder by directing a Custodian or Trustee of an existing individual retirement account or individual retirement annuity to transfer an amount in cash to the Individual Retirement Annuity.

     (e) Time to Make Contributions. You may make contributions to your IRA at any time for a taxable year beginning on the first day of that year and ending on the date that your income tax return for that year is due (without regard to any extensions).

                                      IRA-1

     (f) Simplified Employee Pension. If an IRA is established that meets the requirements of a Simplified Employee Pension Plan, your employer may contribute an amount not to exceed the lesser of 15% of your includable compensation ($170,000 for 2001, adjusted for inflation thereafter) or $35,000 for 2001 (adjusted for inflation thereafter). The amount of such contribution is not includable in your income as wages (for federal income tax purposes). Within that overall limit you may elect to defer up to $10,500 for 2001 (as adjusted for inflation in accordance with the Internal Revenue Code) of your includable compensation if your employer's SEP plan permits salary reduction contributions and was established on or before December 31, 1996. The amount of such elective deferral is excludable from your income as wages (for federal income tax purposes). For further details, see your employer.

     (g) Responsibility of the Policyowner. If the policyowner contemplates future periodic contributions, rollovers, or transfers to the IRA, such contributions, rollovers or transfers must be made in accordance with the appropriate sections of the Code. It is the policyowner's full and sole responsibility to determine the tax deductibility of all contributions, and to make such contributions in accordance with the Code. Neither the Custodian nor New York Life Insurance and Annuity Corporation are permitted to provide tax advice, and will assume no liability for the tax consequences of any contribution to the IRA.

     3. DEDUCTIBILITY OF CONTRIBUTIONS

     (a) Eligibility. Under the Internal Revenue Code, if neither you nor your spouse is an active participant (see (b) below), you and your spouse may contribute up to $4,000 together (but no more than $2,000 to each individual account) if your combined compensation is at least equal to that amount and take a deduction for the entire amount contributed. If you are an active participant, but have an adjusted gross income (AGI) below a certain level (see (c) below), you may make a deductible contribution. If you are an active participant and you have AGI above that level (see (c) below), the amount of the deductible contribution you may make is phased down and eventually eliminated. If you are not an active participant, but your spouse is an active participant, you may make a $2,000 deductible contribution provided that if your combined AGI is above the specified level (see (c) below), the amount of the deductible contribution you may make to an IRA is phased down and eventually eliminated.

     (b) Active Participant. You are an "active participant" for a year if you are covered by a retirement plan. You are covered by a "retirement plan" for a year if your employer or union has a retirement plan under which money is added to your annuity or you are eligible to earn retirement credits. For example, if you are covered under a profit-sharing plan, a 403(b) annuity, certain government plans, a salary reduction arrangement (such as a Tax Sheltered Annuity 403(b) arrangement or a 401(k) plan), a Simplified Employee Pension Plan
(SEP), a SIMPLE retirement account or a plan which promises you a retirement benefit which is based upon the number of years of service you have with the employer, you are likely to be an active participant. Your Form W-2 for the year should indicate your participation status.

     (c) Adjusted Gross Income (AGI). If you or your spouse is an active participant, you must look at your Adjusted Gross Income for the year (if you and your spouse file a joint tax return, you use your combined AGI) to determine whether you can make a deductible IRA contribution. Your tax return will show you how to calculate your AGI for this purpose. If you are at or below a certain AGI level, called the threshold level, you are treated as if you were not an active participant and can make a deductible contribution under the same rules as a person who is not an active participant.

     If you are single, your threshold AGI level is $33,000 (for 2001). The threshold level if you are married and file a joint tax return is $53,000 (for
2001), and if you are married, but file a separate tax return, the threshold level is $0. However, if only your spouse is an active participant and you file a joint tax return, the threshold level is $150,000 phased out at $160,000 (beginning in 1998).

                                      IRA-2

     The $33,000 and $53,000 threshold levels are to increase in future years as shown below:

                       JOINT RETURNS
                       -------------
FOR TAXABLE YEARS BEGINNING IN:      THE THRESHOLD LEVEL IS:
-------------------------------      -----------------------
2001                                         $53,000
2002                                         $54,000
2003                                         $60,000
2004                                         $65,000
2005                                         $70,000
2006                                         $75,000
2007 and thereafter                          $80,000

                      SINGLE TAXPAYERS
                      ----------------
FOR TAXABLE YEARS BEGINNING IN:      THE THRESHOLD LEVEL IS:
-------------------------------      -----------------------
2001                                         $33,000
2002                                         $34,000
2003                                         $40,000
2004                                         $45,000
2005 and thereafter                          $50,000

     If your AGI is less than $10,000 above your threshold level, you will still be able to make a deductible contribution, but it will be limited in amount. The amount by which your AGI exceeds your threshold level (AGI-threshold level) is called your Excess AGI. The Maximum Allowable Deduction is $2,000 (and an additional $2,000 for a Spousal IRA). You can calculate your Deduction Limit as follows:

         10,000 - Excess AGI X Maximum Allowable Deduction = Deduction Limit
               10,000

     You must round up the result to the next highest $10 level (the next highest number which ends in zero). For example, if the result is $1,525, you must round it up to $1,530. If the final result is below $200 but above zero, your Deduction Limit is $200. Your Deduction Limit cannot, in any event, exceed 100% of your compensation.

     (d) Restrictions. No deduction is allowed for (a) contributions other than in cash; (b) contributions (other than those by an employer to a Simplified Employee Pension Plan) made during your calendar year in which you attain age
70 1/2 or thereafter; or (c) for any amount you contribute which was a distribution from another retirement plan ("rollover" contribution). However, the limitations in paragraphs (a) and (b) do not apply to rollover contributions.

     (e) Compensation. For purposes of determining allowable contributions, the term "Compensation" includes all earned income, including net earnings from self employment and alimony or separate maintenance payments received and includable in your gross income, but does not include deferred compensation or any amount received as a pension or annuity.

     4. NONDEDUCTIBLE CONTRIBUTIONS TO IRAS

     Even if you are above the threshold level and, thus, may not make a deductible contribution of $2,000 (and an additional $2,000 for a Spousal IRA), you may still contribute up to the lesser of 100% of compensation or $2,000 to an IRA (and an additional $2,000 for a Spousal IRA). The amount of your contribution which is not deductible will be a nondeductible contribution to the IRA. You may also choose to make a contribution nondeductible even if you could have deducted part or all of the contribution. Interest or other earnings on your IRA contribution, whether from deductible or nondeductible contributions, will not be taxed until taken out of your IRA and distributed to you.

     If you make a nondeductible contribution to an IRA you must report the amount of the nondeductible contribution to the IRS as a part of your tax return for the year.

                                      IRA-3

     5. DISTRIBUTIONS

     (a) Required Distributions. Distribution of your IRA must be made or begin no later than April 1 of the calendar year following the calendar year in which you attain age 70 1/2. A distribution may be made at once in a lump sum, or it may be made in installments. Installment payments must be made over a period not exceeding your life expectancy (as determined annually), or the joint life and last survivor expectancy of you and the beneficiary you designate (as redetermined annually, if that beneficiary is your spouse).

     If you die before the entire interest is distributed to you, but after distribution to you has begun, your entire annuity must be distributed to your beneficiary at least as rapidly as your annuity was being distributed prior to your death. If you die before you begin to receive distributions from your annuity and if you have a designated beneficiary, distribution to your beneficiary must be made over a period not exceeding the greater of the beneficiary's life expectancy or five years after your death; if you have no designated beneficiary, distribution must be completed within five years of your death. Distributions upon your death must begin within one year following your death or, if your beneficiary is your spouse, no later than the date on which you would have attained age 70 1/2 (if later). If following your death before distributions have begun, your spouse also dies, immediate distribution must begin to be made to your spouse's beneficiary, if any, over a period no longer than that person's life expectancy, or if your spouse has not designated a beneficiary, full payment must be made to your spouse's estate within five years.

     On January 12, 2001, the IRS issued new proposed regulations that simplify the required distribution rules described above. Please consult your tax advisor as to their applicability to your particular circumstances.

     (b) IRA Distributions. Because nondeductible IRA contributions are made using income which has already been taxed (that is, they are not deductible contributions), the portion of the IRA distributions consisting of nondeductible contributions will not be taxed again when received by you. If you make any nondeductible IRA contributions, each distribution from your IRAs will consist of a nontaxable portion (return of nondeductible contributions) and a taxable portion (return of deductible contributions, if any, and account earnings).

     Thus, you may not take a distribution which is entirely tax-free. The following formula is used to determine the nontaxable portion of your distributions for a taxable year.

Remaining Nondeductible contributions
---------------------------------------------       Total distributions          Nontaxable distributions
Year-end total IRA balances                     X   (for the year)           =   (for the year)

     To figure the year-end total IRA balance, you must treat all of your IRAs as a single IRA (other than Roth IRAs). This includes all regular IRAs, as well as Simplified Employee Pension (SEP) IRAs, SIMPLE IRAs, and Rollover IRAs. You also add back the distributions taken during the year.

     Even if you withdrew all of the money in your IRA in a lump sum, you will not be entitled to use any form of income averaging to reduce the federal income tax on your distribution. Also, no portion of your distribution is taxable as a capital gain.

     (c) Withholding. Unless you elect not to have withholding apply, a 10% federal income tax will be withheld from your IRA distributions. If payments are delivered to foreign countries, however, tax will, generally, be withheld at a 10% rate unless you certify to the Custodian that you are not a U.S. citizen residing abroad or a "tax avoidance expatriate" as defined in the Internal Revenue Code (Section 877).

     6. PENALTIES

     (a) Excess Contributions. If at the end of any taxable year your IRA contributions (other than rollovers or transfers) exceed the maximum allowable (deductible and nondeductible) amount for that year, this excess contribution amount will be subject to a nondeductible 6% excise (penalty) tax. However, if you withdraw the excess contribution, plus any earnings on it, before the due date for filing your federal income tax return for the year (including extensions), the excess contribution will not be subject to the 6% penalty tax. The amount of the excess contribution withdrawn will not be considered a premature distribution, but the earnings withdrawn will be taxable income to you and may be subject to an additional 10% tax on premature distributions. Alternatively, excess contributions for one year may be carried forward as IRA contributions in the next year to the extent that the excess, when aggregated with your IRA contribution (if any) for the subsequent year, does not exceed the

                                      IRA-4
maximum allowable (deductible and nondeductible) amount for that year. The 6% excise tax will be imposed on excess contributions in each year they are neither returned nor applied as contributions.

     (b) Early Distributions. Since the purpose of an IRA is to accumulate funds for retirement, your receipt or use of any portion of your IRA before you attain age 59 1/2 constitutes an early distribution unless the distribution occurs in the event of your death or disability or is part of a series of substantially equal periodic payments made over your life expectancy (as determined from tables in the income tax regulations) or the joint life expectancies of you and your beneficiary or is used to pay certain medical expenses or is used for certain qualified first-time homebuyer expenses or certain qualified higher education expenses. The amount of an early distribution (excluding the nondeductible contribution included therein) is includable in your gross income and is subject to a 10% penalty tax on the amount of the early distribution unless you transfer it to another IRA as a qualifying rollover contribution. If you transfer, rollover or convert a regular IRA into a Roth IRA, the 10% penalty tax will not apply, but the distribution is taxable income. (If you converted a regular IRA into a Roth IRA in 1998, the additional tax liability will be spread over four years (1998, 1999, 2000, and 2001), unless you elected to pay the entire amount when you filed your 1998 federal income tax return.

     (c) Minimum Distributions. If the minimum distribution rules described in 5a apply to a recipient of distributions and if the amount distributed during a calendar year is less than the minimum amount required to be distributed, the recipient will be subject to a penalty tax equal to 50% of the difference between the amount required to be distributed and the amount actually distributed.

     (d) Excess Distributions. The 15% excise tax on excess distributions has been repealed for excess distributions received after December 31, 1996. The 15% excise tax on excess retirement accumulations has been repealed for estates of decedents dying after December 31, 1996.

     (e) Prohibited Transactions. If the policyowner or the beneficiary engage in any prohibited transaction (such as any sale, exchange or leasing of any property between the policyowner and the annuity, or any interference with the independent status of the annuity), the annuity will lose its tax exemption and be treated as having been distributed to the policyowner. The value of the entire annuity (excluding the non-deductible contribution included therein) will be includable in your gross income; if at the time of the prohibited transaction the policyowner is under age 59 1/2, the policyowner will also be subject to the 10% penalty tax on early distributions.

     (f) Overstatement of Non-deductible Contributions. If you overstate your non-deductible IRA contributions on your federal income tax return (without reasonable cause) you may be subject to a $100 penalty and a $50 penalty for failure to file any form required by the IRS to report non-deductible contributions (in addition to any generally applicable tax, interest, and penalties to which you may be liable if you understate income upon receiving a distribution from your account. See paragraph 5(b) of this Disclosure Statement and IRS Form 8606.)

     7. FEDERAL ESTATE AND GIFT TAXES

     Any amount distributed from your IRA upon your death may be subject to federal estate and gift taxes.

     8. OTHER INFORMATION

     (a) Tax Reporting. You need not file Treasury Form 5329 with the Internal Revenue Service unless during the taxable year there is an excess contribution to, premature distribution from, or insufficient distribution from your IRA. You must report contributions to, and distributions from your IRA (including the year end aggregate account balance of all IRAs) on your federal income tax return for the year. You must designate on the return how much of your annual contribution is deductible and how much is nondeductible.

     (b) IRS Approval. This Individual Retirement Annuity has been approved as to form by the Internal Revenue Service. Such approval is a determination only as to the form of the annuity and does not represent a determination of the merits of such annuity.

     (c) Custodian. The Trustee or Custodian of an IRA must be either a bank or such other person who has been approved by the Secretary of the Treasury.

     (d) Vesting. Your interest in your IRA must be nonforfeitable at all times.

     (e) State Tax Law. You should consult your tax adviser about any state tax consequences of your IRA; you should be aware that some of these laws may differ from Federal tax law governing IRAs.

                                      IRA-5

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                                                            LOGO
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                       ROTH INDIVIDUAL RETIREMENT ANNUITY

                              DISCLOSURE STATEMENT

     The following information is being provided to you, the policyowner, in accordance with the requirements of the Internal Revenue Service. This disclosure includes non-technical explanation of some of the requirements applicable to Roth Individual Retirement Annuities (Roth IRAs). The information provided applies to contributions made and distributions received on and after January 1, 1998.

     1. REVOCATION OF YOUR ROTH IRA

     You may revoke your Roth IRA at anytime within seven days after it is established by mailing or delivering a written notice of revocation to MainStay Annuities, 51 Madison Avenue, Room 2700, New York, NY 10010. Any notice of revocation will be deemed mailed on the date of postmark (or if sent be certified or registered mail, the date of certification or registration) if it is deposited in the U.S. Postal Service in an envelope, or other appropriate wrapper, first-class postage prepaid, properly addressed. Upon revocation, you will be entitled to a full refund of your entire Roth IRA without any adjustments (for items such as administrative expenses, fees, or fluctuation in market value).

     2. CONTRIBUTIONS

     (a) Regular Roth IRA. The policyowner may make periodic contributions to a Roth IRA in any amount up to the contribution limit described in Section 3 (Deductibility of Contributions). All contributions to your Roth IRA must be made in cash. Contributions for a taxable year must be made no later than April 15 of the following year.

     (b) Rollover Roth IRA. A rollover contribution by the policyowner shall be a nonperiodic deposit in cash, with respect to which contribution the policyowner warrants that 1) the entire amount rolled over is attributable to a distribution from a regular Individual Retirement Annuity (a "regular IRA") or another Roth IRA which meets the requirements of Code Section 408(d)(3); 2) within one (1) year of receiving such distribution, the policyowner did not receive another distribution which constituted a "rollover" of a Roth IRA to another Roth IRA; and 3) the contribution as made satisfies all the requirements for Roth IRA rollover contributions as set forth under the Internal Revenue Code "Code".

     Strict limitations apply to rollovers, and you should seek competent tax advice in order to comply with all the rules governing rollovers.

     (c) Transfers and Conversions. The policyowner may make an initial or subsequent contribution hereunder, provided that your Modified Adjusted Gross Income (MAGI) does not exceed $100,000 during the year of such transfer and you do not file your income tax return as married filing separately, by directing a Trustee of an existing regular IRA to directly transfer an amount in cash from or, if permitted by the Trustee, to convert, such regular IRA into this Roth IRA. The policyowner may also direct a Trustee of an existing Roth IRA to directly transfer an amount in cash from an existing Roth IRA to the Trustee of this Roth IRA without regard to such income or return filing limitations.

     (d) Tax Consequences of Rollovers and Transfers. A rollover, transfer, or conversion of a regular IRA to a Roth IRA is permitted if your MAGI does not exceed $100,000 and you do not file your income tax return as married filing separately. Such a rollover, transfer, or conversion will be treated as a taxable distribution of the regular IRA, but the 10% excise tax on early distributions will not apply. For such rollovers, transfers, and conversions of regular IRAs into Roth IRAs during 1998, a special rule applies and any amount required to be so included in taxable income will be included ratably over 1998, 1999, 2000, and 2001.

     (e) Responsibility of the policyowner. If the policyowner contemplates future periodic contributions, rollovers, or transfers to the Roth IRA, such contributions, rollovers, or transfers must be made in accordance with the appropriate sections of the Code. It is the policyowner's full and sole responsibility to determine the tax deductibility of all contributions, and to make such contributions in accordance with the Code. New York Life Insurance and Annuity Corporation (NYLIAC) and its employees are not permitted to provide tax advice, and assume no liability for the tax consequences of any contribution to, or distribution from, the Roth IRA.

                                    ROTH IRA-1

     3. DEDUCTIBILITY OF CONTRIBUTIONS

     (a) Eligibility. Under the law, you may make a contribution of up to the lesser of $2,000 or 100% of compensation, reduced by the amount of contributions you make to any other regular IRA (except Education IRAs) or Roth IRA for the taxable year, provided that if your MAGI is above the specified level, the amount of the contribution you may make to a Roth IRA is phased down and eventually eliminated. Contributions to a Roth IRA are not deductible for income tax purposes.

     (b) Modified Adjusted Gross Income (MAGI). You must look at your Modified Adjusted Gross Income for the year (if you and your spouse file a joint tax return, use your combined MAGI) to determine whether you can make a Roth IRA contribution. Your tax return will show you how to calculate your MAGI for this purpose, except that you should disregard any income resulting from a taxable rollover, transfer, or conversion of a regular IRA to a Roth IRA. Only if you are at or below a certain MAGI level, called the Threshold Level, can you make a contribution to a Roth IRA.

     If you are single, your MAGI Threshold Level is $95,000. The Threshold Level if you are married and file a joint tax return is $150,000, and if you are married but file a separate tax return, the Threshold Level is $0.

     If your MAGI is less than $15,000 ($10,000 in the case of a joint return) above your Threshold Level, you will still be able to make a Roth IRA contribution, but it will be limited in amount. The amount by which your MAGI exceeds your Threshold Level (MAGI minus the Threshold Level) is called your Excess MAGI. The maximum allowable contribution is $2,000. You can calculate your contribution limit as follows:

     $15,000 ($10,000 in the case) - Excess
            (of a joint return) MAGI                   Maximum
-----------------------------------------------    X   Allowable          =   Contribution Limit
         $15,000 ($10,000 in the case)                 Contribution
              (of a joint return)

     You must round up the result to the next highest $10 level (the next highest number which ends in zero). For example, if the result is $1,525, you must round it up to $1,530. If the final result is below $200 but above zero, your contribution limit is $200. Your contribution limit cannot, in any event, exceed 100% of your compensation.

     The maximum contribution you and your spouse may make to all your IRAs in the aggregate, including Roth IRAs, is the lesser of 100% of your combined compensation or $4,000 annually ($2,000 individually).

     (c) Deductions.  No deduction is allowed for Roth IRA contributions.

     (d) Compensation. For purposes of determining allowable contributions, the term "Compensation" includes all earned income, including net earnings from self employment and alimony or separate maintenance payments received and includible in your gross income, but does not include deferred compensation or any amount received as a pension or annuity.

     4. DISTRIBUTIONS

     (a) Required Distributions After Death. If you die before the entire interest is distributed to you, but after distribution to you from your Roth IRA has begun, your entire annuity must be distributed to your beneficiary at least as rapidly as your annuity was being distributed prior to your death. If you die before you begin to receive distributions from your annuity and if you have a designated beneficiary, distribution to your beneficiary must be made over a period not exceeding the greater of the beneficiary's life expectancy or five years after your death; if you have no designated beneficiary, distribution must be completed within five years of your death. Distributions upon your death must begin within one year following your death or, if your beneficiary is your spouse, no later than the date on which you would have attained age 70 1/2 (if later). If following your death before distributions have begun, your spouse also dies, immediate distribution must begin to be made to your spouse's beneficiary, if any, over a period no longer than that person's life expectancy, or if your spouse has not designated a beneficiary, full payment must be made to your spouse's estate within five years.

     On January 12, 2001, the IRS issued new proposed regulations that simplify the required distribution rules described above. Please consult your tax advisor as to their applicability to your particular circumstances.

                                    ROTH IRA-2

     (b) Roth IRA Distributions

          (i) Qualified nontaxable distributions.

     A distribution from your Roth IRA will not be includible in your gross income if it is:

          (a) made on or after the date you attain age 59 1/2

          (b) made after you die or become disabled, or

          (c) made as a qualified first time homebuyer distribution

     and is made after the five taxable year period beginning with the first taxable year in which you or your spouse made a contribution to a Roth IRA, or, in the case of a rollover from a regular IRA to a Roth IRA, after the five taxable year period beginning with the taxable year of the rollover.

     Distributions meeting these requirements are known as "qualified distributions".

          (ii) Other distributions partly taxable.

          If a distribution from your Roth IRA does not meet the requirements of a qualified distribution as described in (i), then the distribution will be treated first as a return of nontaxable Roth IRA contributions, and second, after all such contributions have been returned, as distributions of taxable earnings, which in addition to income tax may be subject to the 10% penalty tax on early distributions, as discussed below.

          In addition, you will not be entitled to use any form of income averaging to reduce the federal income tax on the taxable portion of your distribution. Also, no portion of your distribution is taxable as a capital gain.

     (c) Withholding. Unless you elect not to have withholding apply, federal income tax will be withheld from any taxable portion of your Roth IRA distributions. If payments are delivered to foreign countries, however, tax will, generally, be withheld at a 10% rate unless you certify to the Trustee that you are not a U.S. citizen residing abroad or a "tax avoidance expatriate" as defined in the Internal Revenue Code Section 877.

     5. PENALTIES

     (a) Excess Contributions. If at the end of any taxable year your Roth IRA contributions (other than rollovers or transfers) exceed the maximum allowable annuity for that year, this excess contribution amount will be subject to a nondeductible 6% excise (penalty) tax. However, if you withdraw the excess contribution, plus any earnings on it, before the due date for filing your federal income tax return for the year (including extensions), the excess contribution will not be subject to the 6% penalty tax. The amount of the excess contribution withdrawn will not be considered a premature distribution, but the earnings withdrawn will be taxable income to you. Alternatively, excess contributions for one year may be carried forward as Roth IRA contributions in the next year to the extent that the excess, when aggregated with your Roth IRA contributions (if any) for the subsequent year, does not exceed the maximum allowable amount for that year. The 6% excise tax will be imposed on excess contributions in each year they are neither returned nor applied as contributions.

     (b) Early Distributions. Since the purpose of a Roth IRA is to accumulate funds for retirement, your receipt or use of any portion of your Roth IRA account (for example, as collateral for a loan) which is not a qualified distribution before you attain age 59 1/2, to the extent it is taxable to you as described above, constitutes an early distribution unless the distribution is a result of death or disability, or is part of a series of substantially equal periodic payments made over your life expectancy (as determined from tables in the income tax regulations) or the joint life expectancies of you and your beneficiary, is used to pay certain medical expenses, or is used for certain qualified first-time homebuyer expenses, or certain qualified higher education expenses. The amount of an early distribution which is not a qualified distribution and is not a return of previous Roth IRA contributions is includible in your gross income and is subject to a 10% penalty tax on the amount of the early distribution unless you transfer it to another Roth IRA as a qualifying rollover contribution.

     (c) Minimum Distributions. If the minimum distribution rules described in 4(a) apply to a recipient of distributions and if the amount distributed during a calendar year is less than the minimum amount required to be distributed, the recipient will be subject to a penalty tax equal to 50% of the difference between the amount required to be distributed and the amount actually distributed.

     (d) Prohibited Transactions. If you or your beneficiary engage in any prohibited transaction (such as any sale, exchange or leasing of any property between you and the annuity, or any interference with the independent

                                    ROTH IRA-3
status of the annuity), the annuity will lose its tax exemption and be treated as having been distributed to you. The value of the entire annuity (excluding the nondeductible contributions included therein) will be includible in your gross income; if at the time of the prohibited transaction you are under age 59 1/2 you will also be subject to the 10% penalty tax on early distributions.

     6. FEDERAL ESTATE GIFT TAXES

     Any amount distributed from your Roth IRA upon your death may be subject to federal estate and gift taxes.

     7. OTHER INFORMATION

     (a) Tax Reporting. You need not file Treasury Form 5329 with the Internal Revenue Service unless during the taxable year there is an excess contribution to, or premature distribution from, your Roth IRA. You must report distributions from your Roth IRA on your federal income tax return for the year.

     (b) IRS Approval. This Roth IRA plan has not been approved as to form by the Internal Revenue Service. Approval by the IRS of the Roth IRA plan is a determination only as to the form of the annuity and does not represent a determination of the merits of such annuity.

     (c) Vesting. Your interest in your Roth IRA must be nonforfeitable at all times.

                                    ROTH IRA-4

                      STATEMENT OF ADDITIONAL INFORMATION

                                  MAY 1, 2001
                                      FOR

                         MAINSTAY PLUS VARIABLE ANNUITY
                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

     This Statement of Additional Information ("SAI") is not a prospectus. This SAI contains information that expands upon subjects discussed in the current MainStay Plus Variable Annuity Prospectus. You should read the SAI in conjunction with the current MainStay Plus Variable Annuity Prospectus dated May 1, 2001. You may obtain a copy of the Prospectus by calling MainStay Annuities at (800) 762-6212 or writing to MainStay Annuities, 51 Madison Avenue, Room 2700, New York, NY 10010, ATTN: CLIENT SERVICES. Terms used but not defined in this SAI have the same meaning as in the current MainStay Plus Variable Annuity Prospectus.

                               TABLE OF CONTENTS*

                                                              PAGE
                                                              ----
THE POLICIES (22)...........................................    2
     Valuation of Accumulation Units (29)...................    2
INVESTMENT PERFORMANCE CALCULATIONS.........................    2
     MainStay VP Cash Management Investment Division........    2
     MainStay VP Government, MainStay VP High Yield
       Corporate Bond and MainStay VP Bond Investment
       Division Yields......................................    3
     Average Annual Total Return............................    3
ANNUITY PAYMENTS............................................    4
GENERAL MATTERS.............................................    4
FEDERAL TAX MATTERS (40)....................................    5
     Taxation of New York Life Insurance and Annuity
       Corporation..........................................    5
     Tax Status of the Policies.............................    5
DISTRIBUTOR OF THE POLICIES (42)............................    6
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................    6
STATE REGULATION............................................    6
RECORDS AND REPORTS.........................................    6
LEGAL PROCEEDINGS...........................................    6
EXPERTS.....................................................    7
OTHER INFORMATION...........................................    7
FINANCIAL STATEMENTS........................................  F-1

------------
* (Numbers in parentheses refer to page numbers of corresponding sections of the current MainStay Plus Variable Annuity Prospectus.)

                                  THE POLICIES

     The following provides additional information about the policies and supplements the description in the Prospectus.

     VALUATION OF ACCUMULATION UNITS

     Accumulation Units are valued separately for each Investment Division of the Separate Account. The method used for valuing Accumulation Units in each Investment Division is the same. We arbitrarily set the value of each Accumulation Unit as of the date operations began for the Investment Division. Thereafter, the value of an Accumulation Unit of an Investment Division for any Business Day equals the value of an Accumulation Unit in that Investment Division as of the immediately preceding Business Day multiplied by the "Net Investment Factor" for that Investment Division for the current Business Day.

     We determine the Net Investment Factor for each Investment Division for any period from the close of the preceding Business Day to the close of the current Business Day (the "Valuation Period") by the following formula:

                                   (a/b) - c

Where: a = the result of:

           (1) the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined at the end of the current Valuation Period, plus

           (2) the per share amount of any dividend or capital gain distribution made by the Eligible Portfolio for shares held in the Investment Division if the "ex-dividend" date occurs during the current Valuation Period;

         b = the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined as of the end of the immediately preceding Valuation Period; and

         c = a factor representing the charges deducted from the applicable
             Investment Division on a daily basis. Such factor is equal, on an annual basis, to 1.40% of the average daily net asset value of the Separate Account. (See "CHARGES AND DEDUCTIONS--Other Charges" at page 31 of the Prospectus.)

     The Net Investment Factor may be greater or less than one. Therefore, the value of an Accumulation Unit in an Investment Division may increase or decrease from Valuation Period to Valuation Period.

                      INVESTMENT PERFORMANCE CALCULATIONS

     MAINSTAY VP CASH MANAGEMENT INVESTMENT DIVISION

     NYLIAC calculates the MainStay VP Cash Management Investment Division's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the MainStay VP Cash Management Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one unit of the MainStay VP Cash Management Investment Division at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for the administration fee and the mortality and expense risk charge, and income and expenses accrued during the period. Because of these deductions, the yield for the MainStay VP Cash Management Division will be lower than the yield for the MainStay VP Cash Management Portfolio.

     NYLIAC also calculates the effective yield of the MainStay VP Cash Management Investment Division for the same seven-day period on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

     The yield on amounts held in the MainStay VP Cash Management Investment Division normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The MainStay VP Cash Management Investment Division's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the MainStay VP Cash

Management Portfolio, the types and quality of portfolio securities held by the MainStay VP Cash Management Portfolio, and its operating expenses.

    MAINSTAY VP GOVERNMENT, MAINSTAY VP HIGH YIELD CORPORATE BOND AND MAINSTAY VP BOND INVESTMENT DIVISION YIELDS

     The current annualized yield of the MainStay VP Government, MainStay VP High Yield Corporate Bond and MainStay VP Bond Investment Divisions refers to the income generated by these Investment Divisions over a specified 30-day period. Because the yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. We compute the yield by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

----                        YIELD = 2[(a-b+1)(6)-1]
                                                                  cd

Where: a = net investment income earned during the period by the Portfolio attributable to shares owned by the MainStay VP Government, MainStay VP High Yield Corporate Bond or MainStay VP Bond Investment Division.

         b = expenses accrued for the period (net of reimbursements).

         c = the average daily number of accumulation units outstanding during the period.

         d = the maximum offering price per accumulation unit on the last day of the period.

     Accrued expenses will include all recurring fees that are charged to all policy owner accounts. The yield calculations do not reflect the effect of any surrender charges that may be applicable to a particular policy. Surrender charges range from 7% to 0% of the premium payments withdrawn depending on the elapsed time since the relevant premium payment was made.

     Because of the charges and deductions imposed by the Separate Account the yield for the Investment Divisions will be lower than the yield for the corresponding Portfolio of the Fund. The yield on amounts held in the Investment Divisions normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The MainStay VP Government, MainStay VP High Yield Corporate Bond or MainStay VP Bond Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the MainStay VP Government, MainStay VP High Yield Corporate Bond and MainStay VP Bond Portfolios of the Fund and their operating expenses.

     AVERAGE ANNUAL TOTAL RETURN. Average annual total return quotations for the Investment Divisions are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                P(1+T)(n) = ERV

Where: P = a hypothetical initial payment of $1,000.

         T = average annual total return.

         n = number of years.

     ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten-year period or the inception date, at the end of the one, five or ten-year period (or fractional portion thereof).

     All total return figures are prepared under methods the SEC requires when advertising performance information. For periods beginning on or after the dates when the Investment Divisions started operations, the average annual total return (if surrendered) figures may be referred to as "standardized" performance. For periods before the dates when the Investment Divisions started operations, the figures are considered "non-standardized". The average annual total return (no surrender) figures are all considered "non-standardized".

     Performance data for the Investment Divisions may be compared, in advertisements, sales literature and reports to shareholders, to: (i) the investment returns on various mutual funds, stocks, bonds, certificates of deposit, tax free bonds, or common stock and bond indexes; and (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria.

     Reports and promotional literature may also contain the ratings New York Life and NYLIAC have received from independent rating agencies. New York Life and NYLIAC are among only a few companies that have consistently received among the highest possible ratings from the four major independent rating companies for financial strength and stability: A.M. Best, Fitch, Moody's and Standard and Poor's. However, neither New York Life nor NYLIAC guarantees the investment performance of the Investment Divisions.

                                ANNUITY PAYMENTS

     We will make equal annuity payments each month under the Life Income Payment Option during the lifetime of the Annuitant. Once payments begin, they do not change and are guaranteed for 10 years even if the Annuitant dies sooner. If the Annuitant dies before all guaranteed payments have been made, the rest will be made to the Beneficiary. We may require that the payee submit proof of the Annuitant's survivorship as a condition for future payments beyond the 10-year guaranteed payment period.

     On the Annuity Commencement Date, we will determine the Accumulation Value of your policy and use that value to calculate the amount of each annuity payment. We determine each annuity payment by applying the Accumulation Value, less any premium taxes, to the annuity factors specified in the annuity table set forth in the policy. Those factors are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Policies and other employer-sponsored retirement plans, such classification is not permitted), date of application and age of the Annuitant. The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor from the table to compute the amount of the each monthly annuity payment.

                                GENERAL MATTERS

     NON-PARTICIPATING. The policies are non-participating. Dividends are not paid.

     MISSTATEMENT OF AGE OR SEX. If the Annuitant's stated age and/or sex in the policy are incorrect, NYLIAC will change the benefits payable to those which the premium payments would have purchased for the correct age and sex. Sex is not a factor when annuity benefits are based on unisex annuity payment rate tables. (See "Income Payments--Election of Income Payment Options" at page 31 of the Prospectus.) If we made payments based on incorrect age or sex, we will increase or reduce a later payment or payments to adjust for the error. Any adjustment will include interest, at 3.5% per year, from the date of the wrong payment to the date the adjustment is made.

     ASSIGNMENTS. If permitted by the plan or by law for the plan indicated in the application for the policy, you may assign a Non-Qualified Policy or any interest in it prior to the Annuity Commencement Date and during the Annuitant's lifetime. NYLIAC will not be deemed to know of an assignment unless it receives a copy of a duly executed instrument evidencing such assignment. Further, NYLIAC assumes no responsibility for the validity of any assignment. (See "Federal Tax Matters--Taxation of Annuities in General" at page 40 of the Prospectus.)

     MODIFICATION. NYLIAC may not modify the policy without your consent except to make the policy meet the requirements of the Investment Company Act of 1940, or to make the policy comply with any changes in the Internal Revenue Code or as required by the Code in order to continue treatment of the policy as an annuity, or by any other applicable law.

     INCONTESTABILITY. We rely on statements made in the application or a Policy Request. They are representations, not warranties. We will not contest the policy after it has been in force during the lifetime of the Annuitant for two years from the Policy Date.

                              FEDERAL TAX MATTERS

     TAXATION OF NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     NYLIAC is taxed as a life insurance company. Because the Separate Account is not an entity separate from NYLIAC, and its operations form a part of NYLIAC, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized net capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the Accumulation Value. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the policy. Under existing federal income tax law, NYLIAC believes that Separate Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the reserves under the policy.

     TAX STATUS OF THE POLICIES

     Section 817(h) of the Code requires that the investments of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the policies to qualify as annuity contracts under Section 72 of the Code. The Separate Account intends to comply with the diversification requirements prescribed by the Treasury under Treasury Regulation Section 1.817-5.

     To comply with regulations under Section 817(h) of the Code, the Separate Account is required to diversify its investments, so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

     Although the Treasury Department has issued regulations on the diversification requirements, such regulations do not provide guidance concerning the extent to which policy owners may direct their investments to particular subaccounts of a separate account, or the permitted number of such subaccounts. It is unclear whether additional guidance in this regard will be issued in the future. It is possible that if such guidance is issued, the policy may need to be modified to comply with such additional guidance. For these reasons, NYLIAC reserves the right to modify the policy as necessary to attempt to prevent the policy owner from being considered the owner of the assets of the Separate Account or otherwise to qualify the policy for favorable tax treatment.

     The Code also requires that non-qualified annuity contracts contain specific provisions for distribution of the policy proceeds upon the death of any policy owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that (a) if any policy owner dies on or after the Annuity Commencement Date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the policy owner's death; and (b) if any policy owner dies before the Annuity Commencement Date, the entire interest in the policy must generally be distributed within 5 years after the policy owner's date of death. These requirements will be considered satisfied if the entire interest of the policy is used to purchase an immediate annuity under which payments will begin within one year of the policy owner's death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is the policy owner's surviving spouse, the Policy may be continued with the surviving spouse as the new policy owner. If the policy owner is not a natural person, these "death of Owner" rules apply when the primary Annuitant is changed. Non-Qualified Policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in these policies satisfy all such Code requirements. The provisions contained in these policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

     Withholding of federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies NYLIAC of that election. Different rules may apply to United States citizens or expatriates living abroad. In addition, some states have enacted legislation requiring withholding.

     Even if a recipient elects no withholding, special rules may require NYLIAC to disregard the recipient's election if the recipient fails to supply NYLIAC with a "TIN" or taxpayer identification number (social security number for individuals) or if the Internal Revenue Service notifies NYLIAC that the TIN provided by the recipient is incorrect.

                          DISTRIBUTOR OF THE POLICIES

     NYLIFE Distributors Inc. ("NYLIFE Distributors") is the principal underwriter and distributor of the policies. NYLIFE Distributors is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. NYLIFE Distributors is an indirect wholly-owned subsidiary of New York Life. The maximum commission paid to broker-dealers who have entered into dealer agreements with NYLIFE Distributors is not expected to exceed 7%. A portion of this amount is paid as commissions to registered representatives.

     For the years ended December 31, 1998, 1999 and 2000, NYLIAC paid commissions of $2,049,138, $12,809,165 and $14,961,661, respectively, none of which was retained by NYLIFE Distributors.

     The policies are sold and premium payments are accepted on a continuous basis.

                     SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

     NYLIAC holds title to assets of the Separate Account. The assets are kept physically segregated and held separate and apart from NYLIAC's general corporate assets. Records are maintained of all purchases and redemptions of Eligible Portfolio shares held by each of the Investment Divisions.

                                STATE REGULATION

     NYLIAC is a stock life insurance company organized under the laws of Delaware, and is subject to regulation by the Delaware State Insurance Department. We file an annual statement with the Delaware Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of NYLIAC as of December 31 of the preceding calendar year. Periodically, the Delaware Commissioner of Insurance examines the financial condition of NYLIAC, including the liabilities and reserves of the Separate Account.

     In addition, NYLIAC is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the policies will be modified accordingly.

                              RECORDS AND REPORTS

     NYLIAC maintains all records and accounts relating to the Separate Account. As presently required by the federal securities laws, NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation.

                               LEGAL PROCEEDINGS

     NYLIAC is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities, employment and benefits and/or other operations, including actions involving retail sales practices. Most of these actions also seek substantial or unspecified compensatory and punitive damages. NYLIAC is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

                                    EXPERTS

     The financial statements of NYLIAC as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 included in this Statement of Additional Information have been so included in reliance on the report (which includes an explanatory paragraph relating to a change in its method of accounting for the cost of computer software developed or obtained for internal use as described in Note 2 to the financial statements) of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

     The financial statements of the Separate Account as of December 31, 2000 and for the year then ended included in this Statement of Additional Information have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                               OTHER INFORMATION

     NYLIAC filed a registration statement with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in the Prospectus and this Statement of Additional Information. We have not included all of the information set forth in the registration statement, amendments and exhibits to the registration statement in the Prospectus and this Statement of Additional Information. We intend the statements contained in the Prospectus and this Statement of Additional Information concerning the content of the policies and other legal instruments to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission. The omitted information may be obtained at the principal offices of the Securities and Exchange Commission in Washington, D.C., upon payment of prescribed fees, or thorough the Commission's website at www.sec.gov.

                              FINANCIAL STATEMENTS

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                              FINANCIAL STATEMENTS

            SERIES I POLICIES:               LifeStages(R) Variable Annuity
                                             LifeStages(R) Flexible Premium Variable
                                             Annuity
                                             MainStay Plus Variable Annuity

            SERIES II POLICIES:              LifeStages(R) Access Variable Annuity
                                             MainStay Access Variable Annuity

            SERIES III POLICIES:             LifeStages(R) Premium Plus Variable
                                             Annuity
                                             MainStay Premium Plus Variable Annuity

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2000

                                                               MAINSTAY VP      MAINSTAY VP
                                                                 CAPITAL            CASH         MAINSTAY VP
                                                               APPRECIATION      MANAGEMENT      CONVERTIBLE
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $754,263,816     $172,033,903     $127,835,632

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation
    for mortality and expense risk and administrative
    charges.................................................      2,388,805          575,883          439,507
                                                               ------------     ------------     ------------
      Total equity..........................................   $751,875,011     $171,458,020     $127,396,125
                                                               ============     ============     ============
TOTAL EQUITY REPRESENTED BY:
  Equity of Policyowners:
    Series I Policies.......................................   $748,886,857     $164,642,541     $119,425,904
    Series II Policies......................................      1,170,968        4,180,424        1,356,259
    Series III Policies.....................................      1,817,186        2,635,055          703,258
  Equity of New York Life Insurance and
    Annuity Corporation.....................................             --               --        5,910,704
                                                               ------------     ------------     ------------
      Total equity..........................................   $751,875,011     $171,458,020     $127,396,125
                                                               ============     ============     ============
    Series I accumulation unit value........................   $      25.14     $       1.24     $      15.92
                                                               ============     ============     ============
    Series II accumulation unit value.......................   $       9.48     $       1.03     $       9.04
                                                               ============     ============     ============
    Series III accumulation unit value......................   $       8.67     $       1.02     $       8.67
                                                               ============     ============     ============
Identified Cost of Investment...............................   $737,705,549     $172,034,163     $145,245,405
                                                               ============     ============     ============

                                                                                MAINSTAY VP      MAINSTAY VP
                                                                                  AMERICAN         DREYFUS
                                                               MAINSTAY VP        CENTURY           LARGE
                                                                 INDEXED           INCOME          COMPANY
                                                                  EQUITY          & GROWTH          VALUE
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $760,983,980     $ 61,019,562     $ 38,273,413

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation
    for mortality and expense risk and administrative
    charges.................................................      2,562,472          202,787          126,380
                                                               ------------     ------------     ------------
      Total equity..........................................   $758,421,508     $ 60,816,775     $ 38,147,033
                                                               ============     ============     ============
TOTAL EQUITY REPRESENTED BY:
  Equity of Policyowners:
    Series I Policies.......................................   $755,167,344     $ 49,361,705     $ 26,553,331
    Series II Policies......................................      1,266,489          154,311          177,674
    Series III Policies.....................................      1,987,675          217,889          147,014
  Equity of New York Life Insurance and
    Annuity Corporation.....................................             --       11,082,870       11,269,014
                                                               ------------     ------------     ------------
      Total equity..........................................   $758,421,508     $ 60,816,775     $ 38,147,033
                                                               ============     ============     ============
    Series I accumulation unit value........................   $      24.68     $      11.08     $      11.27
                                                               ============     ============     ============
    Series II accumulation unit value.......................   $       9.40     $       9.21     $      10.49
                                                               ============     ============     ============
    Series III accumulation unit value......................   $       9.16     $       9.05     $      10.37
                                                               ============     ============     ============
Identified Cost of Investment...............................   $717,139,693     $ 60,310,668     $ 35,137,604
                                                               ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                                        MAINSTAY VP
     MAINSTAY VP       HIGH YIELD     INTERNATIONAL        TOTAL         MAINSTAY VP      MAINSTAY VP         GROWTH
      GOVERNMENT     CORPORATE BOND       EQUITY           RETURN           VALUE             BOND            EQUITY
    -----------------------------------------------------------------------------------------------------------------
     $ 60,294,532     $377,347,073     $ 24,098,260     $343,014,236     $169,613,329     $ 86,387,815     $423,988,971

          190,975        1,293,005           80,995        1,128,348          594,181          305,099        1,386,992
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $ 60,103,557     $376,054,068     $ 24,017,265     $341,885,888     $169,019,148     $ 86,082,716     $422,601,979
     ============     ============     ============     ============     ============     ============     ============
     $ 59,775,310     $374,763,656     $ 23,737,146     $338,660,623     $168,710,892     $ 85,727,933     $419,759,357
          280,832          792,794          168,911        2,730,297          238,832          166,629        1,300,233
           47,415          497,618          111,208          494,968           69,424          188,154        1,542,389
               --               --               --               --               --               --               --
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $ 60,103,557     $376,054,068     $ 24,017,265     $341,885,888     $169,019,148     $ 86,082,716     $422,601,979
     ============     ============     ============     ============     ============     ============     ============
     $      13.26     $      14.59     $      15.26     $      19.89     $      18.82     $      13.01     $      26.71
     ============     ============     ============     ============     ============     ============     ============
     $      10.60     $       9.29     $       9.35     $       9.20     $      11.04     $      10.62     $       9.37
     ============     ============     ============     ============     ============     ============     ============
     $      10.49     $       9.15     $       9.40     $       8.82     $      10.57     $      10.43     $       9.44
     ============     ============     ============     ============     ============     ============     ============
     $ 61,129,376     $490,580,407     $ 26,353,437     $327,729,694     $164,681,293     $ 91,205,869     $432,551,246
     ============     ============     ============     ============     ============     ============     ============

     MAINSTAY VP      MAINSTAY VP
     EAGLE ASSET          LORD            ALGER
      MANAGEMENT         ABBETT          AMERICAN         CALVERT          FIDELITY         FIDELITY       JANUS ASPEN
        GROWTH         DEVELOPING         SMALL            SOCIAL           VIP II            VIP             SERIES
        EQUITY           GROWTH       CAPITALIZATION      BALANCED      CONTRAFUND(R)    EQUITY-INCOME       BALANCED
    -----------------------------------------------------------------------------------------------------------------
     $160,463,163     $ 30,032,768     $ 95,093,239     $ 26,907,954     $322,490,370     $160,092,305     $604,578,156

          530,454           99,813          296,731           88,569        1,064,695          544,465        2,010,071
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $159,932,709     $ 29,932,955     $ 94,796,508     $ 26,819,385     $321,425,675     $159,547,840     $602,568,085
     ============     ============     ============     ============     ============     ============     ============
     $155,694,029     $ 20,317,276     $ 93,083,217     $ 26,539,717     $319,563,908     $158,987,227     $598,090,234
          527,800           85,092          588,128          102,673          451,969          285,965        1,635,801
        1,685,795           40,351        1,125,163          176,995        1,409,798          274,648        2,842,050
        2,025,085        9,490,236               --               --               --               --               --
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $159,932,709     $ 29,932,955     $ 94,796,508     $ 26,819,385     $321,425,675     $159,547,840     $602,568,085
     ============     ============     ============     ============     ============     ============     ============
     $      16.92     $       9.49     $      12.16     $      17.89     $      18.82     $      16.29     $      19.66
     ============     ============     ============     ============     ============     ============     ============
     $       9.51     $       9.13     $       8.56     $       9.36     $       9.93     $      10.65     $      10.24
     ============     ============     ============     ============     ============     ============     ============
     $       8.13     $       9.19     $       7.95     $       9.10     $       9.56     $      10.51     $       9.65
     ============     ============     ============     ============     ============     ============     ============
     $198,212,630     $ 33,532,378     $112,305,173     $ 29,088,620     $323,631,473     $152,530,396     $614,222,844
     ============     ============     ============     ============     ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2000

                                                          JANUS ASPEN          MFS(R)
                                                             SERIES            GROWTH
                                                           WORLDWIDE            WITH            MFS(R)
                                                             GROWTH        INCOME SERIES    RESEARCH SERIES
                                                        ---------------------------------------------------
ASSETS:
  Investment at net asset value.......................    $512,028,581      $ 30,009,657     $ 52,678,062

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for mortality and expense risk and
    administrative charges............................       1,667,480            99,388          158,581
                                                          ------------      ------------     ------------
      Total equity....................................    $510,361,101      $ 29,910,269     $ 52,519,481
                                                          ============      ============     ============
TOTAL EQUITY REPRESENTED BY:
  Equity of Policyowners:
    Series I Policies.................................    $506,390,447      $ 29,503,282     $ 50,417,325
    Series II Policies................................       1,164,682           102,479          586,281
    Series III Policies...............................       2,805,972           304,508        1,515,875
                                                          ------------      ------------     ------------
      Total equity....................................    $510,361,101      $ 29,910,269     $ 52,519,481
                                                          ============      ============     ============
    Series I accumulation unit value..................    $      21.39      $      10.95     $      12.44
                                                          ============      ============     ============
    Series II accumulation unit value.................    $       9.16      $       9.75     $       8.86
                                                          ============      ============     ============
    Series III accumulation unit value................    $       8.42      $       9.60     $       8.49
                                                          ============      ============     ============
Identified Cost of Investment.........................    $539,684,404      $ 29,261,696     $ 56,854,220
                                                          ============      ============     ============

                                                         MORGAN STANLEY       T. ROWE          VAN ECK
                                                              UIF              PRICE          WORLDWIDE
                                                        EMERGING MARKETS       EQUITY            HARD
                                                             EQUITY            INCOME           ASSETS
                                                        --------------------------------------------------
ASSETS:
  Investment at net asset value.......................    $ 28,902,908      $ 42,867,402     $  5,024,181

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for mortality and expense risk and
    administrative charges............................          89,791           139,554           16,285
                                                          ------------      ------------     ------------
      Total equity....................................  28$,813,117....     $ 42,727,848     $  5,007,896
                                                          ============      ============     ============
TOTAL EQUITY REPRESENTED BY:
  Equity of Policyowners:
    Series I Policies.................................    $ 28,721,047      $ 42,483,914     $  4,929,460
    Series II Policies................................          38,163           145,618           25,053
    Series III Policies...............................          53,907            98,316           53,383
                                                          ------------      ------------     ------------
      Total equity....................................    $ 28,813,117      $ 42,727,848     $  5,007,896
                                                          ============      ============     ============
    Series I accumulation unit value..................    $       8.55      $      11.55     $      10.51
                                                          ============      ============     ============
    Series II accumulation unit value.................    $       6.21      $      11.08     $      10.48
                                                          ============      ============     ============
    Series III accumulation unit value................    $       7.22      $      10.86     $      10.63
                                                          ============      ============     ============
Identified Cost of Investment.........................    $ 46,368,864      $ 41,935,110     $  4,700,999
                                                          ============      ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF OPERATIONS
For the year ended December 31, 2000

                                                               MAINSTAY VP     MAINSTAY VP
                                                                 CAPITAL          CASH         MAINSTAY VP
                                                              APPRECIATION     MANAGEMENT      CONVERTIBLE
                                                              ---------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................  $         --    $ 11,049,758    $   4,603,216
  Mortality and expense risk and administrative charges.....   (10,602,340)     (2,629,245)      (1,505,618)
                                                              -------------   -------------   -------------
      Net investment income (loss)..........................   (10,602,340)      8,420,513        3,097,598
                                                              -------------   -------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................    48,748,940     457,903,194       10,777,040
  Cost of investments sold..................................   (23,648,510)   (457,902,193)      (9,605,411)
                                                              -------------   -------------   -------------
      Net realized gain (loss) on investments...............    25,100,430           1,001        1,171,629
  Realized gain distribution received.......................    50,255,513              --        8,506,734
  Change in unrealized appreciation (depreciation) on
    investments.............................................  (165,613,796)           (249)     (24,166,144)
                                                              -------------   -------------   -------------
      Net gain (loss) on investments........................   (90,257,853)            752      (14,487,781)
                                                              -------------   -------------   -------------
  Increase (decrease) attributable to New York Life
    Insurance and Annuity Corporation charges retained by
    the Separate Account....................................       496,733         (31,510)          33,834
                                                              -------------   -------------   -------------
      Net increase (decrease) in total equity resulting from
        operations..........................................  $(100,363,460)  $  8,389,755    $ (11,356,349)
                                                              =============   =============   =============

                                                                               MAINSTAY VP     MAINSTAY VP
                                                                                AMERICAN         DREYFUS
                                                               MAINSTAY VP       CENTURY          LARGE
                                                                 INDEXED         INCOME          COMPANY
                                                                 EQUITY         & GROWTH          VALUE
                                                              ---------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................  $  7,397,705    $    397,482    $     246,666
  Mortality and expense risk and administrative charges.....   (10,635,683)       (817,957)        (431,956)
                                                              -------------   -------------   -------------
      Net investment income (loss)..........................    (3,237,978)       (420,475)        (185,290)
                                                              -------------   -------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................    20,675,645       1,568,980        1,888,410
  Cost of investments sold..................................   (10,926,328)     (1,309,860)      (1,765,571)
                                                              -------------   -------------   -------------
      Net realized gain (loss) on investments...............     9,749,317         259,120          122,839
  Realized gain distribution received.......................    14,116,026          88,249          615,857
  Change in unrealized appreciation (depreciation) on
    investments.............................................  (106,168,978)     (7,348,735)       1,282,595
                                                              -------------   -------------   -------------
      Net gain (loss) on investments........................   (82,303,635)     (7,001,366)       2,021,291
                                                              -------------   -------------   -------------
  Increase (decrease) attributable to New York Life
    Insurance and Annuity Corporation charges retained by
    the Separate Account....................................       361,322          29,647           (1,064)
                                                              -------------   -------------   -------------
      Net increase (decrease) in total equity resulting from
        operations..........................................  $(85,180,291)   $ (7,392,194)   $   1,834,937
                                                              =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                                        MAINSTAY VP
     MAINSTAY VP       HIGH YIELD     INTERNATIONAL        TOTAL         MAINSTAY VP      MAINSTAY VP         GROWTH
      GOVERNMENT     CORPORATE BOND       EQUITY           RETURN           VALUE             BOND            EQUITY
    -----------------------------------------------------------------------------------------------------------------
    $   3,491,498    $  50,653,864    $     171,066    $   7,248,091    $   2,120,248    $   5,467,009    $   2,414,918
         (680,331)      (5,586,299)        (330,584)      (4,674,893)      (2,104,902)      (1,128,463)      (5,411,614)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
        2,811,167       45,067,565         (159,518)       2,573,198           15,346        4,338,546       (2,996,696)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
       20,935,980       32,701,002       15,014,786        6,098,788       25,303,086       11,535,725       11,631,050
      (22,294,514)     (35,506,146)     (13,581,952)      (3,862,467)     (23,331,083)     (12,164,650)      (8,095,504)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
       (1,358,534)      (2,805,144)       1,432,834        2,236,321        1,972,003         (628,925)       3,535,546
               --           18,304        1,319,785       27,774,424        5,072,294               --       38,589,711
        3,457,642      (71,659,164)      (7,570,836)     (53,020,104)       8,725,818        2,831,475      (59,601,372)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
        2,099,108      (74,446,004)      (4,818,217)     (23,009,359)      15,770,115        2,202,550      (17,476,115)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
          (16,752)          65,335           15,804          117,458          (18,755)         (23,092)         157,041
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
    $   4,893,523    $ (29,313,104)   $  (4,961,931)   $ (20,318,703)   $  15,766,706    $   6,518,004    $ (20,315,770)
    =============    =============    =============    =============    =============    =============    =============

     MAINSTAY VP      MAINSTAY VP
     EAGLE ASSET          LORD            ALGER
      MANAGEMENT         ABBETT          AMERICAN         CALVERT          FIDELITY         FIDELITY       JANUS ASPEN
        GROWTH         DEVELOPING         SMALL            SOCIAL           VIP II            VIP             SERIES
        EQUITY           GROWTH       CAPITALIZATION      BALANCED      CONTRAFUND(R)    EQUITY-INCOME       BALANCED
    -----------------------------------------------------------------------------------------------------------------
    $          --    $          --    $          --    $     460,743    $     887,194    $   2,145,377    $  14,639,538
       (1,824,284)        (478,118)      (1,296,468)        (324,763)      (4,171,038)      (1,898,899)      (7,004,084)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
       (1,824,284)        (478,118)      (1,296,468)         135,980       (3,283,844)         246,478        7,635,454
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
       20,135,095        7,705,734       82,133,287        1,324,736        7,480,632       17,687,376        2,544,015
      (12,446,116)      (7,139,516)    (124,122,035)      (1,269,173)      (4,953,065)     (16,656,740)      (1,604,149)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
        7,688,979          566,218      (41,988,748)          55,563        2,527,567        1,030,636          939,866
       15,711,265          943,627       34,726,123          813,413       32,205,119        8,082,585       44,689,221
      (53,995,450)      (8,512,850)     (27,682,001)      (2,265,814)     (56,999,558)       1,267,673      (74,511,518)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
      (30,595,206)      (7,003,005)     (34,944,626)      (1,396,838)     (22,266,872)      10,380,894      (28,882,431)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
           96,937           29,293          106,785            6,423          130,531          (10,400)          94,957
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
    $ (32,322,553)   $  (7,451,830)   $ (36,134,309)   $  (1,254,435)   $ (25,420,185)   $  10,616,972    $ (21,152,020)
    =============    =============    =============    =============    =============    =============    =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2000

                                                      JANUS ASPEN          MFS(R)
                                                         SERIES            GROWTH              MFS(R)
                                                       WORLDWIDE            WITH              RESEARCH
                                                         GROWTH         INCOME SERIES          SERIES
                                                    -------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.................................   $   2,289,494      $     100,777      $       8,185
  Mortality and expense risk and administrative
    charges.......................................      (6,872,815)          (342,015)          (451,540)
                                                     -------------      -------------      -------------
      Net investment income (loss)................      (4,583,321)          (241,238)          (443,355)
                                                     -------------      -------------      -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments...............      19,411,282          1,156,967            963,207
  Cost of investments sold........................     (16,491,984)          (982,219)          (815,431)
                                                     -------------      -------------      -------------
      Net realized gain (loss) on investments.....       2,919,298            174,748            147,776
  Realized gain distribution received.............      41,057,453            182,991          1,404,903
  Change in unrealized appreciation (depreciation)
    on investments................................    (147,911,692)          (483,943)        (6,283,009)
                                                     -------------      -------------      -------------
      Net gain (loss) on investments..............    (103,934,941)          (126,204)        (4,730,330)
                                                     -------------      -------------      -------------
  Increase (decrease) attributable to New York
    Life Insurance and Annuity Corporation charges
    retained by the Separate Account..............         367,196              5,342             18,827
                                                     -------------      -------------      -------------
      Net increase (decrease) in total equity
        resulting
        from operations...........................   $(108,151,066)     $    (362,100)     $  (5,154,858)
                                                     =============      =============      =============

                                                     MORGAN STANLEY        T. ROWE            VAN ECK
                                                          UIF               PRICE            WORLDWIDE
                                                    EMERGING MARKETS       EQUITY               HARD
                                                         EQUITY            INCOME              ASSETS
                                                    -------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.................................   $          --      $     647,829      $      22,999
  Mortality and expense risk and administrative
    charges.......................................        (490,056)          (434,711)           (42,481)
                                                     -------------      -------------      -------------
      Net investment income (loss)................        (490,056)           213,118            (19,482)
                                                     -------------      -------------      -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments...............      12,928,070          2,330,473          1,087,547
  Cost of investments sold........................     (12,079,445)        (2,376,112)        (1,015,667)
                                                     -------------      -------------      -------------
      Net realized gain (loss) on investments.....         848,625            (45,639)            71,880
  Realized gain distribution received.............       4,991,556          2,070,066                 --
  Change in unrealized appreciation (depreciation)
    on investments................................     (23,965,687)         2,057,980            230,672
                                                     -------------      -------------      -------------
      Net gain (loss) on investments..............     (18,125,506)         4,082,407            302,552
                                                     -------------      -------------      -------------
  Increase (decrease) attributable to New York
    Life Insurance and Annuity Corporation charges
    retained by the Separate Account..............          54,600             (7,068)               (20)
                                                     -------------      -------------      -------------
      Net increase (decrease) in total equity
        resulting
        from operations...........................   $ (18,560,962)     $   4,288,457      $     283,050
                                                     =============      =============      =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF CHANGES IN TOTAL EQUITY
For the years ended December 31, 2000
and December 31, 1999

                                                                 MAINSTAY VP                       MAINSTAY VP
                                                            CAPITAL APPRECIATION                 CASH MANAGEMENT
                                                       -------------------------------   -------------------------------
                                                            2000             1999             2000             1999
                                                       -------------------------------------------------------
INCREASE (DECREASE) IN TOTAL EQUITY:
  Operations:
    Net investment income (loss).....................  $  (10,602,340)  $   (6,801,527)  $    8,420,513   $    6,317,777
    Net realized gain (loss) on investments..........      25,100,430       31,662,959            1,001             (610)
    Realized gain distribution received..............      50,255,513       24,098,794               --               77
    Change in unrealized appreciation (depreciation)
      on investments.................................    (165,613,796)      68,925,559             (249)             453
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         496,733         (300,890)         (31,510)         (20,754)
                                                       --------------   --------------   --------------   --------------
      Net increase (decrease) in total equity
        resulting from operations....................    (100,363,460)     117,584,895        8,389,755        6,296,943
                                                       --------------   --------------   --------------   --------------
  Contributions and (Withdrawals):
    Policyowners' premium payments...................     111,319,611       34,382,497      733,667,989    1,155,909,385
    Policyowners' surrenders.........................     (34,544,718)     (18,700,983)     (20,222,444)     (11,574,989)
    Policyowners' annuity and death benefits.........      (4,586,371)      (2,652,375)      (2,226,423)      (1,882,423)
    Net transfers from (to) Fixed Account............      18,702,189        1,385,445       (3,940,505)      (7,387,762)
    Transfers between Investment Divisions...........     104,018,850      157,351,663     (838,452,951)    (968,197,144)
    Withdrawal of seed money by NYLIAC...............              --               --               --               --
                                                       --------------   --------------   --------------   --------------
      Net contributions and (withdrawals)............     194,909,561      171,766,247     (131,174,334)     166,867,067
                                                       --------------   --------------   --------------   --------------
        Increase (decrease) in total equity..........      94,546,101      289,351,142     (122,784,579)     173,164,010
TOTAL EQUITY:
    Beginning of year................................     657,328,910      367,977,768      294,242,599      121,078,589
                                                       --------------   --------------   --------------   --------------
    End of year......................................  $  751,875,011   $  657,328,910   $  171,458,020   $  294,242,599
                                                       ==============   ==============   ==============   ==============


                                                                 MAINSTAY VP                       MAINSTAY VP
                                                            INTERNATIONAL EQUITY                  TOTAL RETURN
                                                       -------------------------------   -------------------------------
                                                            2000             1999             2000             1999
                                                       -------------------------------------------------------
INCREASE (DECREASE) IN TOTAL EQUITY:
  Operations:
    Net investment income (loss).....................  $     (159,518)  $     (175,102)  $    2,573,198   $    1,528,260
    Net realized gain (loss) on investments..........       1,432,834          804,225        2,236,321        2,683,778
    Realized gain distribution received..............       1,319,785          462,134       27,774,424        8,277,954
    Change in unrealized appreciation (depreciation)
      on investments.................................      (7,570,836)       3,535,130      (53,020,104)      26,859,289
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............          15,804          (11,646)         117,458         (106,692)
                                                       --------------   --------------   --------------   --------------
      Net increase (decrease) in total equity
        resulting from operations....................      (4,961,931)       4,614,741      (20,318,703)      39,242,589
                                                       --------------   --------------   --------------   --------------
  Contributions and (Withdrawals):
    Policyowners' premium payments...................       2,723,634        1,111,621       39,597,773       14,574,035
    Policyowners' surrenders.........................      (1,153,047)        (487,657)     (16,123,878)      (9,356,112)
    Policyowners' annuity and death benefits.........        (176,519)        (112,067)      (2,585,778)      (1,640,052)
    Net transfers from (to) Fixed Account............       1,119,482          179,080        6,784,878         (207,261)
    Transfers between Investment Divisions...........       3,737,007        2,287,180       28,553,657       59,847,100
                                                       --------------   --------------   --------------   --------------
      Net contributions and (withdrawals)............       6,250,557        2,978,157       56,226,652       63,217,710
                                                       --------------   --------------   --------------   --------------
        Increase (decrease) in total equity..........       1,288,626        7,592,898       35,907,949      102,460,299
TOTAL EQUITY:
    Beginning of year................................      22,728,639       15,135,741      305,977,939      203,517,640
                                                       --------------   --------------   --------------   --------------
    End of year......................................  $   24,017,265   $   22,728,639   $  341,885,888   $  305,977,939
                                                       ==============   ==============   ==============   ==============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                  MAINSTAY VP
              MAINSTAY VP                       MAINSTAY VP                       HIGH YIELD
              CONVERTIBLE                       GOVERNMENT                      CORPORATE BOND
    -------------------------------   -------------------------------   -------------------------------
         2000             1999             2000             1999             2000             1999
    ---------------------------------------------------------------------------------------------------
    $    3,097,598   $    1,509,545   $    2,811,167   $    2,376,269   $   45,067,565   $   40,092,949
         1,171,629          480,348       (1,358,534)         170,114       (2,805,144)         701,768
         8,506,734        6,416,144               --               --           18,304        7,725,965
       (24,166,144)       8,269,879        3,457,642       (4,154,780)     (71,659,164)     (12,128,579)
            33,834          (41,855)         (16,752)           1,610           65,335         (117,590)
    --------------   --------------   --------------   --------------   --------------   --------------
       (11,356,349)      16,634,061        4,893,523       (1,606,787)     (29,313,104)      36,274,513
    --------------   --------------   --------------   --------------   --------------   --------------
        35,826,218        2,620,934        7,725,487        3,472,181       34,654,297       20,962,012
        (3,786,921)      (1,292,532)      (3,508,145)      (2,236,959)     (23,653,886)     (17,095,230)
        (1,014,467)        (166,083)        (368,014)        (239,141)      (4,519,386)      (3,256,960)
        10,625,948          366,068        2,374,856         (223,529)       4,296,836         (606,163)
        42,067,416        8,760,834      (11,015,259)      21,161,456       (6,403,431)      54,594,175
       (10,000,000)              --               --               --               --               --
    --------------   --------------   --------------   --------------   --------------   --------------
        73,718,194       10,289,221       (4,791,075)      21,934,008        4,374,430       54,597,834
    --------------   --------------   --------------   --------------   --------------   --------------
        62,361,845       26,923,282          102,448       20,327,221      (24,938,674)      90,872,347
        65,034,280       38,110,998       60,001,109       39,673,888      400,992,742      310,120,395
    --------------   --------------   --------------   --------------   --------------   --------------
    $  127,396,125   $   65,034,280   $   60,103,557   $   60,001,109   $  376,054,068   $  400,992,742
    ==============   ==============   ==============   ==============   ==============   ==============


              MAINSTAY VP                       MAINSTAY VP                       MAINSTAY VP
                 VALUE                             BOND                          GROWTH EQUITY
    -------------------------------   -------------------------------   -------------------------------
         2000             1999             2000             1999             2000             1999
    ---------------------------------------------------------------------------------------------------
    $       15,346   $     (267,183)  $    4,338,546   $    3,927,240   $   (2,996,696)  $   (1,602,606)
         1,972,003        3,098,267         (628,925)           1,261        3,535,546        2,567,721
         5,072,294               --               --            6,418       38,589,711       27,931,332
         8,725,818        7,362,393        2,831,475       (6,083,539)     (59,601,372)      34,621,533
           (18,755)         (20,443)         (23,092)           1,926          157,041         (173,616)
    --------------   --------------   --------------   --------------   --------------   --------------
        15,766,706       10,173,034        6,518,004       (2,146,694)     (20,315,770)      63,344,364
    --------------   --------------   --------------   --------------   --------------   --------------
        10,319,353        6,471,643        5,472,326        5,568,019       64,316,841       16,960,756
        (9,385,090)      (6,675,519)      (4,394,982)      (3,545,674)     (16,395,828)      (7,639,866)
        (1,272,666)        (912,254)        (784,749)        (681,286)      (1,798,646)      (1,074,648)
         1,380,397          (65,568)       2,564,107          325,965       14,515,024        1,537,864
       (13,186,883)      (1,237,019)      (5,852,549)      21,251,994       65,007,661       63,978,954
    --------------   --------------   --------------   --------------   --------------   --------------
       (12,144,889)      (2,418,717)      (2,995,847)      22,919,018      125,645,052       73,763,060
    --------------   --------------   --------------   --------------   --------------   --------------
         3,621,817        7,754,317        3,522,157       20,772,324      105,329,282      137,107,424
       165,397,331      157,643,014       82,560,559       61,788,235      317,272,697      180,165,273
    --------------   --------------   --------------   --------------   --------------   --------------
    $  169,019,148   $  165,397,331   $   86,082,716   $   82,560,559   $  422,601,979   $  317,272,697
    ==============   ==============   ==============   ==============   ==============   ==============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2000
and December 31, 1999

                                                                                                MAINSTAY VP
                                                                MAINSTAY VP                  AMERICAN CENTURY
                                                              INDEXED EQUITY                  INCOME & GROWTH
                                                       -----------------------------   -----------------------------
                                                           2000            1999            2000            1999
                                                       -------------------------------------------------------------
INCREASE (DECREASE) IN TOTAL EQUITY:
  Operations:
    Net investment income (loss).....................  $  (3,237,978)  $  (1,261,919)  $    (420,475)  $    (180,410)
    Net realized gain (loss) on investments..........      9,749,317      26,734,785         259,120         250,616
    Realized gain distribution received..............     14,116,026       9,223,306          88,249              --
    Change in unrealized appreciation (depreciation)
      on investments.................................   (106,168,978)     61,187,782      (7,348,735)      5,818,304
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        361,322        (248,381)         29,647         (16,085)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in total equity
        resulting from operations....................    (85,180,291)     95,635,573      (7,392,194)      5,872,425
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Policyowners' premium payments...................     87,989,207      39,131,214       7,574,559       4,260,261
    Policyowners' surrenders.........................    (33,770,454)    (19,102,715)     (1,866,785)       (868,297)
    Policyowners' annuity and death benefits.........     (5,347,452)     (2,992,825)       (185,365)       (152,200)
    Net transfers from (to) Fixed Account............     28,159,875       4,837,916       4,727,285       1,482,006
    Transfers between Investment Divisions...........     81,869,947     159,603,918       7,631,772      15,165,095
    Withdrawal of seed money by NYLIAC...............             --              --              --              --
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............    158,901,123     181,477,508      17,881,466      19,886,865
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in total equity..........     73,720,832     277,113,081      10,489,272      25,759,290
TOTAL EQUITY:
    Beginning of year................................    684,700,676     407,587,595      50,327,503      24,568,213
                                                       -------------   -------------   -------------   -------------
    End of year......................................  $ 758,421,508   $ 684,700,676   $  60,816,775   $  50,327,503
                                                       =============   =============   =============   =============


                                                                  CALVERT                        FIDELITY
                                                                  SOCIAL                          VIP II
                                                                 BALANCED                      CONTRAFUND(R)
                                                       -----------------------------   -----------------------------
                                                           2000            1999            2000            1999
                                                       -------------------------------------------------------------
INCREASE (DECREASE) IN TOTAL EQUITY:
  Operations:
    Net investment income (loss).....................  $     135,980   $     210,667   $  (3,283,844)  $  (1,828,463)
    Net realized gain (loss) on investments..........         55,563         204,424       2,527,567       2,493,353
    Realized gain distribution received..............        813,413       1,370,648      32,205,119       4,369,968
    Change in unrealized appreciation (depreciation)
      on investments.................................     (2,265,814)       (239,125)    (56,999,558)     33,698,949
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............          6,423          (3,911)        130,531         (98,601)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in total equity
        resulting from operations....................     (1,254,435)      1,542,703     (25,420,185)     38,635,206
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Policyowners' premium payments...................      4,494,907       1,218,283      46,270,381      21,562,788
    Policyowners' surrenders.........................     (1,057,669)       (389,555)    (12,902,569)     (5,721,665)
    Policyowners' annuity and death benefits.........       (173,038)        (44,732)     (1,334,398)       (603,445)
    Net transfers from (to) Fixed Account............      2,043,766         383,374      25,809,383       4,530,876
    Transfers between Investment Divisions...........      4,278,613       5,730,352      43,697,704      69,788,898
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............      9,586,579       6,897,722     101,540,501      89,557,452
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in total equity..........      8,332,144       8,440,425      76,120,316     128,192,658
TOTAL EQUITY:
    Beginning of year................................     18,487,241      10,046,816     245,305,359     117,112,701
                                                       -------------   -------------   -------------   -------------
    End of year......................................  $  26,819,385   $  18,487,241   $ 321,425,675   $ 245,305,359
                                                       =============   =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

             MainStay VP                     MainStay VP                     MainStay VP
               Dreyfus                       Eagle Asset                        Lord                            Alger
                Large                        Management                        Abbett                         American
               Company                         Growth                        Developing                         Small
                Value                          Equity                          Growth                      Capitalization
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2000            1999            2000            1999            2000            1999            2000            1999
    -----------------------------------------------------------------------------------------------------------------------------
    $    (185,290)  $    (102,852)  $  (1,824,284)  $    (351,819)  $    (478,118)  $     198,772   $  (1,296,468)  $    (431,695)
          122,839          77,286       7,688,979         324,711         566,218         (33,340)    (41,988,748)      2,334,162
          615,857              --      15,711,265       2,447,031         943,627              --      34,726,123       3,276,996
        1,282,595       1,098,415     (53,995,450)     13,826,296      (8,512,850)      5,050,045     (27,682,001)      8,718,638
           (1,064)         (3,398)         96,937         (39,596)         29,293         (16,473)        106,785         (35,455)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        1,834,937       1,069,451     (32,322,553)     16,206,623      (7,451,830)      5,199,004     (36,134,309)     13,862,646
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        4,230,310       1,282,654      56,917,203       3,625,755       3,736,916       1,634,924      27,374,775       3,509,225
         (925,689)       (439,054)     (4,319,692)       (382,671)     (1,173,756)       (385,998)     (3,433,805)       (977,668)
         (319,276)        (36,081)       (578,460)        (28,061)        (45,347)            (50)       (373,087)       (159,596)
        2,556,929         835,237      15,876,356       1,113,574       1,523,807         566,892      11,298,510       1,235,110
        5,068,496       6,389,989      87,344,821      15,046,226       6,271,420       5,707,840      44,204,440      11,588,412
               --              --     (15,000,000)             --              --              --              --              --
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       10,610,770       8,032,745     140,240,228      19,374,823      10,313,040       7,523,608      79,070,833      15,195,483
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       12,445,707       9,102,196     107,917,675      35,581,446       2,861,210      12,722,612      42,936,524      29,058,129
       25,701,326      16,599,130      52,015,034      16,433,588      27,071,745      14,349,133      51,859,984      22,801,855
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $  38,147,033   $  25,701,326   $ 159,932,709   $  52,015,034   $  29,932,955   $  27,071,745   $  94,796,508   $  51,859,984
    =============   =============   =============   =============   =============   =============   =============   =============

                                                                             JANUS ASPEN                       MFS(R)
              FIDELITY                       JANUS ASPEN                       SERIES                          GROWTH
                 VIP                           SERIES                         WORLDWIDE                         WITH
            EQUITY-INCOME                     BALANCED                         GROWTH                       INCOME SERIES
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2000            1999            2000            1999            2000            1999            2000            1999
    -----------------------------------------------------------------------------------------------------------------------------
    $     246,478   $    (175,571)  $   7,635,454   $   2,832,210   $  (4,583,321)  $  (2,256,400)  $    (241,238)  $    (130,173)
        1,030,636         580,522         939,866         805,452       2,919,298      11,604,159         174,748          15,261
        8,082,585       2,866,449      44,689,221              --      41,057,453              --         182,991          32,955
        1,267,673         473,073     (74,511,518)     46,892,559    (147,911,692)    102,746,265        (483,943)        812,574
          (10,400)        (11,677)         94,957        (137,780)        367,196        (268,363)          5,342          (1,900)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       10,616,972       3,732,796     (21,152,020)     50,392,441    (108,151,066)    111,825,661        (362,100)        728,717
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       17,665,558       8,723,485     117,758,343      30,725,045     119,333,550      18,445,442       5,227,254       2,753,891
       (6,681,888)     (3,848,099)    (21,229,768)     (7,304,738)    (19,051,964)     (6,629,373)       (931,527)       (336,762)
         (816,611)       (702,180)     (3,092,621)     (1,244,078)     (2,596,140)       (866,431)       (197,218)        (33,617)
        8,090,642       2,023,538      45,061,269       9,244,304      36,925,717       4,588,132       3,457,791       1,403,061
        6,691,225      29,068,136     147,098,302     151,576,991     154,207,110      77,716,412       3,983,700       9,619,218
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       24,948,926      35,264,880     285,595,525     182,997,524     288,818,273      93,254,182      11,540,000      13,405,791
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       35,565,898      38,997,676     264,443,505     233,389,965     180,667,207     205,079,843      11,177,900      14,134,508
      123,981,942      84,984,266     338,124,580     104,734,615     329,693,894     124,614,051      18,732,369       4,597,861
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $ 159,547,840   $ 123,981,942   $ 602,568,085   $ 338,124,580   $ 510,361,101   $ 329,693,894   $  29,910,269   $  18,732,369
    =============   =============   =============   =============   =============   =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2000
and December 31, 1999

                                                                                              MORGAN STANLEY
                                                                                                    UIF
                                                                  MFS(R)                     EMERGING MARKETS
                                                              RESEARCH SERIES                     EQUITY
                                                       -----------------------------   -----------------------------
                                                           2000            1999            2000            1999
                                                       -------------------------------------------------------
INCREASE (DECREASE) IN TOTAL EQUITY:
  Operations:
    Net investment income (loss).....................  $    (443,355)  $     (83,450)  $    (490,056)  $    (155,055)
    Net realized gain (loss) on investments..........        147,776         179,884         848,625        (312,006)
    Realized gain distribution received..............      1,404,903          47,348       4,991,556              --
    Change in unrealized appreciation (depreciation)
      on investments.................................     (6,283,009)      1,849,509     (23,965,687)      9,467,305
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         18,827          (4,115)         54,600         (19,162)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in total equity
        resulting from operations....................     (5,154,858)      1,989,176     (18,560,962)      8,981,082
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Policyowners' premium payments...................     17,653,674       2,836,575       9,211,505       1,600,831
    Policyowners' surrenders.........................     (1,225,528)       (170,420)     (1,431,130)       (638,716)
    Policyowners' annuity and death benefits.........       (217,255)         (1,713)       (139,645)        (42,089)
    Net transfers from (to) Fixed Account............      8,587,290       1,448,410       2,708,654         537,872
    Transfers between Investment Divisions...........     19,640,292       4,404,982      13,347,824       7,021,890
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............     44,438,473       8,517,834      23,697,208       8,479,788
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in total equity..........     39,283,615      10,507,010       5,136,246      17,460,870
TOTAL EQUITY:
    Beginning of year................................     13,235,866       2,728,856      23,676,871       6,216,001
                                                       -------------   -------------   -------------   -------------
    End of year......................................  $  52,519,481   $  13,235,866   $  28,813,117   $  23,676,871
                                                       =============   =============   =============   =============

                                                                  T. ROWE                         VAN ECK
                                                                   PRICE                         WORLDWIDE
                                                                  EQUITY                           HARD
                                                                  INCOME                          ASSETS
                                                       -----------------------------   -----------------------------
                                                           2000            1999            2000            1999
                                                       -------------------------------------------------------
INCREASE (DECREASE) IN TOTAL EQUITY:
  Operations:
    Net investment income (loss).....................  $     213,118   $     124,598   $     (19,482)  $      (9,489)
    Net realized gain (loss) on investments..........        (45,639)        256,614          71,880         104,879
    Realized gain distribution received..............      2,070,066         998,267              --              --
    Change in unrealized appreciation (depreciation)
      on investments.................................      2,057,980      (1,375,827)        230,672          90,024
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         (7,068)           (251)            (20)           (472)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in total equity
        resulting from operations....................      4,288,457           3,401         283,050         184,942
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Policyowners' premium payments...................      6,188,074       2,744,823         679,098         320,055
    Policyowners' surrenders.........................     (1,453,153)       (751,362)       (169,224)        (25,725)
    Policyowners' annuity and death benefits.........       (175,568)        (66,820)        (79,360)             --
    Net transfers from (to) Fixed Account............      3,456,556       1,185,381         245,403         (76,098)
    Transfers between Investment Divisions...........      5,699,471      11,526,859       1,983,406       1,238,541
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............     13,715,380      14,638,881       2,659,323       1,456,773
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in total equity..........     18,003,837      14,642,282       2,942,373       1,641,715
TOTAL EQUITY:
    Beginning of year................................     24,724,011      10,081,729       2,065,523         423,808
                                                       -------------   -------------   -------------   -------------
    End of year......................................  $  42,727,848   $  24,724,011   $   5,007,896   $   2,065,523
                                                       =============   =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTES TO FINANCIAL STATEMENTS

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------
N
    YLIAC Variable Annuity Separate Account-III ("Separate Account" formerly, "LifeStages Annuity Separate Account") was established on November 30, 1994, under Delaware law by New York Life Insurance and Annuity Corporation
("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account funds Series I policies (LifeStages()(R) Variable Annuity, LifeStages()(R) Flexible Premium Variable Annuity and MainStay Plus Variable Annuity), Series II policies (LifeStages()(R) Access Variable Annuity and MainStay Access Variable Annuity), and Series III policies (LifeStages()(R) Premium Plus Variable Annuity and MainStay Premium Plus Variable Annuity). This account was established to receive and invest premium payments under Non-Qualified and Tax Qualified Flexible Premium Variable Retirement Annuity Policies issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Qualified policies are designed to establish retirement benefits for individuals who participate in qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors Inc. and sold by registered representatives of NYLIFE Securities Inc., certain banking and financial institutions which have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors Inc. is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"), both of which are wholly-owned subsidiaries of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

  The assets of the Separate Account are invested in the shares of the MainStay VP Series Fund, Inc. (formerly, "New York Life MFA Series Fund, Inc."), the Alger American Fund, the Calvert Variable Series, Inc. (formerly, "Acacia Capital Corporation"), the Fidelity Variable Insurance Products Fund II, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Universal Institutional Funds, Inc. (formerly, "Morgan Stanley Dean Witter Universal Funds, Inc."), the T. Rowe Price Equity Series, Inc., and the Van Eck Worldwide Insurance Trust (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

  New York Life Insurance Company, MacKay Shields LLC, Madison Square Advisors LLC and Monitor Capital Advisors LLC provide investment advisory services to the MainStay VP Series Funds for a fee. MacKay Shields LLC, Madison Square Advisors LLC and Monitor Capital Advisors LLC are wholly-owned subsidiaries of NYLIM Holdings. Effective January 2, 2001, New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, was substituted for Madison Square Advisors as investment adviser for the Bond and Growth Equity Portfolios and for Monitor Capital Advisors as investment adviser for the Indexed Equity Portfolio. NYLIM has assumed all of the interests, rights and responsibilities of Madison Square Advisors and Monitor Capital Advisors under the Advisory Agreements to which it is a party. The terms and conditions of these agreements, including fees paid, have not changed in any other respect. The substitution has not resulted in any change of the advisory and other personnel servicing the Portfolios.

  The Separate Account offers twenty-six variable Investment Divisions, with their respective fund portfolios, for Policyowners to invest premium payments. The following Investment Divisions are available for all Series I, Series II and Series III policies: MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Government, MainStay VP High Yield Corporate Bond, MainStay VP International Equity, MainStay VP Total Return, MainStay VP Value, MainStay VP Bond, MainStay VP Growth Equity, MainStay VP Indexed Equity, MainStay VP American Century Income & Growth, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity, MainStay VP Lord Abbett Developing Growth, Alger American Small Capitalization, Calvert Social Balanced (formerly, "Calvert Socially Responsible"), Fidelity VIP II Contrafund(R), Fidelity VIP Equity-Income, Janus Aspen Series Balanced, Janus Aspen Series Worldwide Growth, MFS(R) Growth With Income Series, MFS(R) Research Series, Morgan Stanley UIF Emerging Markets Equity (formerly, "Morgan Stanley Dean Witter Emerging Markets Equity"), T. Rowe Price Equity Income, and Van Eck Worldwide Hard Assets. Each Investment Division of the Separate Account will invest exclusively in the corresponding eligible portfolio.

  For all policies within Series I, II, & III, initial premium payments are allocated to the Investment Divisions, Fixed Account and/or Dollar Cost Averaging Advantage Plan Accounts (where approved) within two Business Days after receipt. (For LifeStages(R) Variable Annuity policies issued in the state of New York, initial premium payments are allocated to the Cash Management Investment Division for 15 days before being allocated to the specific Investment Divisions selected by the policyowner; initial premium payments designated for the Fixed Account are allocated as requested by the policyowner within two Business Days after receipt.) For all policies, subsequent premium payments are allocated to the Investment Divisions, Fixed Account and/or Dollar Cost Averaging Advantage Plan Accounts (where approved) at the close of the

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

Business Day they are received. In addition, for all policies, the Policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the Fixed Account of NYLIAC.

  No Federal income tax is payable on investment income or capital gains of the Separate Account under current Federal income tax law.

  Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

  Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

  Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

  The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

A

    t December 31, 2000, the investments of the Separate Account are as follows:

                                                           MAINSTAY VP          MAINSTAY VP
                                                             CAPITAL               CASH             MAINSTAY VP
                                                           APPRECIATION         MANAGEMENT          CONVERTIBLE
                                                           ----------------------------------------------------
Number of shares.........................................      24,478             172,035              11,933
Identified cost*.........................................    $737,706            $172,034            $145,245

                                                                               MAINSTAY VP         MAINSTAY VP
                                                                                AMERICAN             DREYFUS
                                                           MAINSTAY VP           CENTURY              LARGE
                                                             INDEXED             INCOME              COMPANY
                                                             EQUITY             & GROWTH              VALUE
                                                           ---------------------------------------------------
Number of shares.........................................     28,309               5,407               3,389
Identified cost*.........................................   $717,140            $ 60,311            $ 35,138

* The cost stated also represents the aggregate cost for Federal income tax purposes.

  Investment activity for the year ended December 31, 2000, was as follows:

                                                           MAINSTAY VP          MAINSTAY VP
                                                             CAPITAL               CASH             MAINSTAY VP
                                                           APPRECIATION         MANAGEMENT          CONVERTIBLE
                                                           ----------------------------------------------------
Purchases................................................    $283,922            $334,794            $ 96,358
Proceeds from sales......................................      48,749             457,903              10,777

                                                                               MAINSTAY VP         MAINSTAY VP
                                                                                AMERICAN             DREYFUS
                                                           MAINSTAY VP           CENTURY              LARGE
                                                             INDEXED             INCOME              COMPANY
                                                             EQUITY             & GROWTH              VALUE
                                                           ---------------------------------------------------
Purchases................................................   $191,020            $ 19,181            $ 12,967
Proceeds from sales......................................     20,676               1,569               1,888

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                                        MAINSTAY VP
     MAINSTAY VP       HIGH YIELD     INTERNATIONAL        TOTAL         MAINSTAY VP      MAINSTAY VP         GROWTH
      GOVERNMENT     CORPORATE BOND       EQUITY           RETURN           VALUE             BOND            EQUITY
    --------------------------------------------------------------------------------------------------------------------
          5,965           43,300            2,025           17,858           10,463            6,860           17,465
       $ 61,129         $490,580         $ 26,353         $327,730         $164,681         $ 91,206         $432,551

     MAINSTAY VP      MAINSTAY VP
     EAGLE ASSET          LORD            ALGER
      MANAGEMENT         ABBETT          AMERICAN         CALVERT          FIDELITY         FIDELITY       JANUS ASPEN
        GROWTH         DEVELOPING         SMALL            SOCIAL           VIP II            VIP             SERIES
        EQUITY           GROWTH       CAPITALIZATION      BALANCED      CONTRAFUND(R)    EQUITY-INCOME       BALANCED
    --------------------------------------------------------------------------------------------------------------------
         10,791            3,194            4,048           13,441           13,584            6,273           24,870
       $198,213         $ 33,532         $112,305         $ 29,089         $323,631         $152,530         $614,223

                      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                                        MAINSTAY VP
     MAINSTAY VP       HIGH YIELD     INTERNATIONAL        TOTAL         MAINSTAY VP      MAINSTAY VP         GROWTH
      GOVERNMENT     CORPORATE BOND       EQUITY           RETURN           VALUE             BOND            EQUITY
    --------------------------------------------------------------------------------------------------------------------
       $ 18,921         $ 82,132         $ 22,442         $ 92,842         $ 18,230         $ 12,871         $173,310
         20,936           32,701           15,015            6,099           25,303           11,536           11,631

     MAINSTAY VP      MAINSTAY VP
     EAGLE ASSET          LORD            ALGER
      MANAGEMENT         ABBETT          AMERICAN         CALVERT          FIDELITY         FIDELITY       JANUS ASPEN
        GROWTH         DEVELOPING         SMALL            SOCIAL           VIP II            VIP             SERIES
        EQUITY           GROWTH       CAPITALIZATION      BALANCED      CONTRAFUND(R)    EQUITY-INCOME       BALANCED
    --------------------------------------------------------------------------------------------------------------------
       $174,728         $ 18,531         $194,869         $ 11,894         $138,305         $ 51,081         $341,472
         20,135            7,706           82,133            1,325            7,481           17,687            2,544

--------------------------------------------------------------------------------

                                                   JANUS ASPEN              MFS(R)
                                                      SERIES                GROWTH
                                                    WORLDWIDE                WITH                    MFS(R)
                                                      GROWTH             INCOME SERIES          RESEARCH SERIES
                                                  ---------------------------------------------------------------
Number of shares................................       13,846                 1,428                    2,533
Identified cost*................................     $539,684              $ 29,262                 $ 56,854

                                                  MORGAN STANLEY
                                                       UIF                  T. ROWE                 VAN ECK
                                                     EMERGING                PRICE                 WORLDWIDE
                                                     MARKETS                EQUITY                    HARD
                                                      EQUITY                INCOME                   ASSETS
                                                  ---------------------------------------------------------------
Number of shares................................        4,077                 2,193                      416
Identified cost*................................     $ 46,369              $ 41,935                 $  4,701

* The cost stated also represents the aggregate cost for Federal income tax purposes.

                                                   JANUS ASPEN              MFS(R)
                                                      SERIES                GROWTH
                                                    WORLDWIDE                WITH                    MFS(R)
                                                      GROWTH             INCOME SERIES          RESEARCH SERIES
                                                  ---------------------------------------------------------------
Purchases.......................................     $345,649              $ 12,683                 $ 46,499
Proceeds from sales.............................       19,411                 1,157                      963

                                                  MORGAN STANLEY
                                                       UIF                  T. ROWE                 VAN ECK
                                                     EMERGING                PRICE                 WORLDWIDE
                                                     MARKETS                EQUITY                    HARD
                                                      EQUITY                INCOME                   ASSETS
                                                  ---------------------------------------------------------------
Purchases.......................................     $ 41,196              $ 18,380                 $  3,737
Proceeds from sales.............................       12,928                 2,330                    1,088

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

NOTE 3--Mortality and Expense Risk and Administrative Charges:
--------------------------------------------------------------------------------

T
    he Separate Account is charged for administrative services provided and the mortality and expense risks assumed by NYLIAC. For Series I, Series II, and Series III policies these charges are made daily at an annual rate of 1.40%, 1.55%, and 1.60%, respectively of the daily net asset value of each
Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the Policyowners.

--------------------------------------------------------------------------------
NOTE 4 --Distribution of Net Income:
--------------------------------------------------------------------------------

T
    he Separate Account does not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

T

    ransactions in accumulation units for the years ended December 31, 2000 and December 31, 1999, were as follows:

                                                                   MAINSTAY VP                           MAINSTAY VP
                                                              CAPITAL APPRECIATION                     CASH MANAGEMENT
                                                           ---------------------------           ---------------------------
                                                           2000(a)              1999             2000(a)              1999
                                                           --------------------------------------------------------
SERIES I POLICIES
Units redeemed on contributions by NYLIAC..............         --                  --                --                  --
Units issued on premium payments.......................      3,837               1,403           604,129             994,277
Units redeemed on surrenders...........................     (1,216)               (761)          (14,313)             (9,939)
Units redeemed on annuity and death benefits...........       (163)               (109)           (1,838)             (1,624)
Units issued (redeemed) on net transfers from (to)
  Fixed Account........................................        648                  51            (3,589)             (6,353)
Units issued (redeemed) on transfers between Investment
  Divisions............................................      3,663               6,500           (700,084)          (833,417)
                                                           --------           --------           --------           --------
  Net increase (decrease)..............................      6,769               7,084           (115,695)           142,944
Units outstanding, beginning of year...................     23,024              15,940           248,786             105,842
                                                           --------           --------           --------           --------
Units outstanding, end of year.........................     29,793              23,024           133,091             248,786
                                                           ========           ========           ========           ========
SERIES II POLICIES
Units issued on premium payments.......................        117                  --             7,189                  --
Units redeemed on surrenders...........................         (5)                 --            (2,874)                 --
Units redeemed on annuity and death benefits...........         --                  --                --                  --
Units issued (redeemed) on net transfers from (to)
  Fixed Account........................................         --                  --               245                  --
Units issued (redeemed) on transfers between Investment
  Divisions............................................         11                  --              (486)                 --
                                                           --------           --------           --------           --------
  Net increase (decrease)..............................        123                  --             4,074                  --
Units outstanding, beginning of year...................         --                  --                --                  --
                                                           --------           --------           --------           --------
Units outstanding, end of year.........................        123                  --             4,074                  --
                                                           ========           ========           ========           ========
SERIES III POLICIES
Units issued on premium payments.......................        130                  --             2,624                  --
Units redeemed on surrenders...........................         (1)                 --               (58)                 --
Units redeemed on annuity and death benefits...........         --                  --                --                  --
Units issued (redeemed) on net transfers from (to)
  Fixed Account........................................         70                  --               122                  --
Units issued (redeemed) on transfers between Investment
  Divisions............................................         11                  --              (102)                 --
                                                           --------           --------           --------           --------
  Net increase (decrease)..............................        210                  --             2,586                  --
Units outstanding, beginning of year...................         --                  --                --                  --
                                                           --------           --------           --------           --------
Units outstanding, end of year.........................        210                  --             2,586                  --
                                                           ========           ========           ========           ========

(a) For Series II and Series III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                    MAINSTAY VP
        MAINSTAY VP           MAINSTAY VP           HIGH YIELD
        CONVERTIBLE           GOVERNMENT          CORPORATE BOND
    -------------------   -------------------   -------------------
    2000(a)      1999     2000(a)      1999     2000(a)      1999
    ---------------------------------------------------------------
       (629)         --        --          --        --          --
      1,955         178       579         287     2,139       1,369
       (220)        (92)     (283)       (184)   (1,512)     (1,120)
        (60)        (11)      (30)        (20)     (289)       (213)
        625          22       187         (19)      266         (40)
      2,376         590      (953)      1,736      (420)      3,553
    --------   --------   --------   --------   --------   --------
      4,047         687      (500)      1,800       184       3,549
      3,826       3,139     5,008       3,208    25,509      21,960
    --------   --------   --------   --------   --------   --------
      7,873       3,826     4,508       5,008    25,693      25,509
    ========   ========   ========   ========   ========   ========
        163          --        21          --        89          --
         (2)         --        --          --        (3)         --
         --          --        --          --        --          --
         (8)         --        --          --        --          --
         (3)         --         6          --        (1)         --
    --------   --------   --------   --------   --------   --------
        150          --        27          --        85          --
         --          --        --          --        --          --
    --------   --------   --------   --------   --------   --------
        150          --        27          --        85          --
    ========   ========   ========   ========   ========   ========
         59          --         4          --        45          --
         --          --        --          --        --          --
         --          --        --          --        --          --
         16          --         1          --        17          --
          6          --        --          --        (8)         --
    --------   --------   --------   --------   --------   --------
         81          --         5          --        54          --
         --          --        --          --        --          --
    --------   --------   --------   --------   --------   --------
         81          --         5          --        54          --
    ========   ========   ========   ========   ========   ========

--------------------------------------------------------------------------------

                                                                   MAINSTAY VP                           MAINSTAY VP
                                                              INTERNATIONAL EQUITY                      TOTAL RETURN
                                                           ---------------------------           ---------------------------
                                                           2000(a)              1999             2000(a)              1999
                                                           --------------------------------------------------------
SERIES I POLICIES
Units issued on premium payments.......................        155                  71             1,727                 771
Units redeemed on surrenders...........................        (68)                (31)             (765)               (492)
Units redeemed on annuity and death benefits...........        (11)                 (7)             (123)                (86)
Units issued (redeemed) on net transfers from (to)
  Fixed Account........................................         65                  11               316                 (15)
Units issued (redeemed) on transfers between Investment
  Divisions............................................        211                 148             1,363               3,195
                                                           --------           --------           --------           --------
  Net increase (decrease)..............................        352                 192             2,518               3,373
Units outstanding, beginning of year...................      1,204               1,012            14,509              11,136
                                                           --------           --------           --------           --------
Units outstanding, end of year.........................      1,556               1,204            17,027              14,509
                                                           ========           ========           ========           ========
SERIES II POLICIES
Units issued on premium payments.......................         13                  --               295                  --
Units redeemed on surrenders...........................         --                  --                --                  --
Units redeemed on annuity and death benefits...........         --                  --                --                  --
Units issued (redeemed) on net transfers from (to)
  Fixed Account........................................         --                  --                --                  --
Units issued (redeemed) on transfers between Investment
  Divisions............................................          5                  --                 2                  --
                                                           --------           --------           --------           --------
  Net increase (decrease)..............................         18                  --               297                  --
Units outstanding, beginning of year...................         --                  --                --                  --
                                                           --------           --------           --------           --------
Units outstanding, end of year.........................         18                  --               297                  --
                                                           ========           ========           ========           ========
SERIES III POLICIES
Units issued on premium payments.......................          4                  --                39                  --
Units redeemed on surrenders...........................         --                  --                --                  --
Units redeemed on annuity and death benefits...........         --                  --                --                  --
Units issued (redeemed) on net transfers from (to)
  Fixed Account........................................          8                  --                17                  --
Units issued (redeemed) on transfers between Investment
  Divisions............................................         --                  --                --                  --
                                                           --------           --------           --------           --------
  Net increase (decrease)..............................         12                  --                56                  --
Units outstanding, beginning of year...................         --                  --                --                  --
                                                           --------           --------           --------           --------
Units outstanding, end of year.........................         12                  --                56                  --
                                                           ========           ========           ========           ========

(a) For Series II and Series III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

        MAINSTAY VP           MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
           VALUE                 BOND              GROWTH EQUITY        INDEXED EQUITY
    -------------------   -------------------   -------------------   -------------------
    2000(a)      1999     2000(a)      1999     2000(a)      1999     2000(a)      1999
    -------------------------------------------------------------------------------------
        591         385       418         458     2,211         711     3,173       1,556
       (564)       (400)     (356)       (292)     (586)       (319)   (1,266)       (763)
        (76)        (54)      (64)        (56)      (64)        (45)     (201)       (120)
         80          (5)      202          28       501          63     1,047         188
       (850)       (148)     (483)      1,740     2,331       2,672     3,037       6,369
    --------   --------   --------   --------   --------   --------   --------   --------
       (819)       (222)     (283)      1,878     4,393       3,082     5,790       7,230
      9,782      10,004     6,871       4,993    11,321       8,239    24,805      17,575
    --------   --------   --------   --------   --------   --------   --------   --------
      8,963       9,782     6,588       6,871    15,714      11,321    30,595      24,805
    ========   ========   ========   ========   ========   ========   ========   ========
         22          --        17          --       141          --       142          --
         --          --        --          --        (2)         --        (4)         --
         --          --        --          --        --          --        --          --
         --          --        --          --        (3)         --        (4)         --
         --          --        (1)         --         3          --         1          --
    --------   --------   --------   --------   --------   --------   --------   --------
         22          --        16          --       139          --       135          --
         --          --        --          --        --          --        --          --
    --------   --------   --------   --------   --------   --------   --------   --------
         22          --        16          --       139          --       135          --
    ========   ========   ========   ========   ========   ========   ========   ========
          6          --        13          --        86          --       176          --
         --          --        --          --        (2)         --        --          --
         --          --        --          --        --          --        --          --
          1          --         5          --        76          --        38          --
         --          --        --          --         3          --         3          --
    --------   --------   --------   --------   --------   --------   --------   --------
          7          --        18          --       163          --       217          --
         --          --        --          --        --          --        --          --
    --------   --------   --------   --------   --------   --------   --------   --------
          7          --        18          --       163          --       217          --
    ========   ========   ========   ========   ========   ========   ========   ========

--------------------------------------------------------------------------------

                                                         MAINSTAY VP           MAINSTAY VP
                                                      AMERICAN CENTURY        DREYFUS LARGE
                                                       INCOME & GROWTH        COMPANY VALUE
                                                     -------------------   -------------------
                                                     2000(a)      1999     2000(a)      1999
                                                     -----------------------------------------
SERIES I POLICIES
Units redeemed on contributions by NYLIAC..........       --          --        --          --
Units issued on premium payments...................      611         370       371         123
Units redeemed on surrenders.......................     (157)        (75)      (87)        (43)
Units redeemed on annuity and death benefits.......      (16)        (14)      (29)         (3)
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................      386         127       231          80
Units issued (redeemed) on transfers between
  Investment Divisions.............................      633       1,326       473         611
                                                     --------   --------   --------   --------
  Net increase (decrease)..........................    1,457       1,734       959         768
Units outstanding, beginning of year...............    3,997       2,263     2,397       1,629
                                                     --------   --------   --------   --------
Units outstanding, end of year.....................    5,454       3,997     3,356       2,397
                                                     ========   ========   ========   ========
SERIES II POLICIES
Units issued on premium payments...................       17          --        13          --
Units redeemed on surrenders.......................       --          --        (1)         --
Units redeemed on annuity and death benefits.......       --          --        --          --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................       --          --        --          --
Units issued (redeemed) on transfers between
  Investment Divisions.............................       --          --         5          --
                                                     --------   --------   --------   --------
  Net increase (decrease)..........................       17          --        17          --
Units outstanding, beginning of year...............       --          --        --          --
                                                     --------   --------   --------   --------
Units outstanding, end of year.....................       17          --        17          --
                                                     ========   ========   ========   ========
SERIES III POLICIES
Units issued on premium payments...................       10          --         6          --
Units redeemed on surrenders.......................       --          --        --          --
Units redeemed on annuity and death benefits.......       --          --        --          --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................       14          --         8          --
Units issued (redeemed) on transfers between
  Investment Divisions.............................       --          --        --          --
                                                     --------   --------   --------   --------
  Net increase (decrease)..........................       24          --        14          --
Units outstanding, beginning of year...............       --          --        --          --
                                                     --------   --------   --------   --------
Units outstanding, end of year.....................       24          --        14          --
                                                     ========   ========   ========   ========

(a) For Series II and Series III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

        MAINSTAY VP
        EAGLE ASSET           MAINSTAY VP                                     CALVERT
        MANAGEMENT            LORD ABBETT          ALGER AMERICAN             SOCIAL
       GROWTH EQUITY       DEVELOPING GROWTH    SMALL CAPITALIZATION         BALANCED
    -------------------   -------------------   ---------------------   -------------------
    2000(a)      1999     2000(a)      1999      2000(a)      1999      2000(a)      1999
    ---------------------------------------------------------------------------------------
       (880)         --        --          --         --          --         --          --
      2,728         247       325         164      1,664         263        227          69
       (212)        (27)     (112)        (39)      (221)        (74)       (56)        (22)
 ...     (29)         (2)       (4)         --        (24)        (13)        (9)         (3)
 ...     780          76       141          55        726          90        104          22
      4,206       1,028       515         523      2,449         893        231         327
    --------   --------   --------   --------   --------    --------    --------   --------
      6,593       1,322       865         703      4,594       1,159        497         393
      2,730       1,408     2,276       1,573      3,063       1,904        987         594
    --------   --------   --------   --------   --------    --------    --------   --------
      9,323       2,730     3,141       2,276      7,657       3,063      1,484         987
    ========   ========   ========   ========   ========    ========    ========   ========
         69          --         9          --         68          --         11          --
         (7)         --        --          --         (1)         --         --          --
         --          --        --          --         --          --         --          --
         (5)         --        --          --         (2)         --         --          --
         (2)         --        --          --          4          --         --          --
    --------   --------   --------   --------   --------    --------    --------   --------
         55          --         9          --         69          --         11          --
         --          --        --          --         --          --         --          --
    --------   --------   --------   --------   --------    --------    --------   --------
         55          --         9          --         69          --         11          --
    ========   ========   ========   ========   ========    ========    ========   ========
        149          --        23          --         94          --         11          --
         (5)         --        --          --         (5)         --         --          --
         --          --        --          --         --          --         --          --
         73          --         2          --         52          --         10          --
        (10)         --       (21)         --          1          --         (2)         --
    --------   --------   --------   --------   --------    --------    --------   --------
        207          --         4          --        142          --         19          --
         --          --        --          --         --          --         --          --
    --------   --------   --------   --------   --------    --------    --------   --------
        207          --         4          --        142          --         19          --
    ========   ========   ========   ========   ========    ========    ========   ========

--------------------------------------------------------------------------------

                                                          FIDELITY              FIDELITY
                                                           VIP II                  VIP
                                                        CONTRAFUND(R)         EQUITY-INCOME
                                                     -------------------   -------------------
                                                     2000(a)      1999     2000(a)      1999
                                                     -----------------------------------------
SERIES I POLICIES
Units issued on premium payments...................    2,249       1,197     1,137         571
Units redeemed on surrenders.......................     (651)       (318)     (442)       (252)
Units redeemed on annuity and death benefits.......      (67)        (34)      (54)        (46)
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................    1,280         248       533         131
Units issued (redeemed) on transfers between
  Investment Divisions.............................    2,168       3,889       449       1,885
                                                     --------   --------   --------   --------
  Net increase (decrease)..........................    4,979       4,982     1,623       2,289
Units outstanding, beginning of year...............   12,004       7,022     8,139       5,850
                                                     --------   --------   --------   --------
Units outstanding, end of year.....................   16,983      12,004     9,762       8,139
                                                     ========   ========   ========   ========
SERIES II POLICIES
Units issued on premium payments...................       45          --        24          --
Units redeemed on surrenders.......................       (1)         --        --          --
Units redeemed on annuity and death benefits.......       --          --        --          --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................       --          --        --          --
Units issued (redeemed) on transfers between
  Investment Divisions.............................        2          --         3          --
                                                     --------   --------   --------   --------
  Net increase (decrease)..........................       46          --        27          --
Units outstanding, beginning of year...............       --          --        --          --
                                                     --------   --------   --------   --------
Units outstanding, end of year.....................       46          --        27          --
                                                     ========   ========   ========   ========
SERIES III POLICIES
Units issued on premium payments...................      101          --        18          --
Units redeemed on surrenders.......................       --          --        --          --
Units redeemed on annuity and death benefits.......       --          --        --          --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................       47          --         8          --
Units issued (redeemed) on transfers between
  Investment Divisions.............................       (1)         --        --          --
                                                     --------   --------   --------   --------
  Net increase (decrease)..........................      147          --        26          --
Units outstanding, beginning of year...............       --          --        --          --
                                                     --------   --------   --------   --------
Units outstanding, end of year.....................      147          --        26          --
                                                     ========   ========   ========   ========

(a) For Series II and Series III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                              JANUS ASPEN
        JANUS ASPEN             SERIES
          SERIES               WORLDWIDE        MFS(R) GROWTH WITH      MFS(R) RESEARCH
         BALANCED               GROWTH             INCOME SERIES            SERIES
    -------------------   -------------------   -------------------   -------------------
    2000(a)      1999     2000(a)      1999     2000(a)      1999     2000(a)      1999
    -------------------------------------------------------------------------------------
      5,644       1,688     4,553         986       457         255     1,163         252
     (1,051)       (403)     (748)       (353)      (84)        (31)      (86)        (14)
       (154)        (69)     (102)        (49)      (18)         (3)      (16)         --
      2,184         504     1,451         233       291         132       598         125
      7,227       8,437     5,702       4,144       364         897     1,396         384
    --------   --------   --------   --------   --------   --------   --------   --------
     13,850      10,157    10,856       4,961     1,010       1,250     3,055         747
     16,575       6,418    12,816       7,855     1,685         435       999         252
    --------   --------   --------   --------   --------   --------   --------   --------
     30,425      16,575    23,672      12,816     2,695       1,685     4,054         999
    ========   ========   ========   ========   ========   ========   ========   ========
        157          --       135          --        10          --        74          --
         --          --        (8)         --        --          --        (1)         --
         --          --        --          --        --          --        --          --
         --          --        (2)         --        --          --        (8)         --
          3          --         2          --         1          --         1          --
    --------   --------   --------   --------   --------   --------   --------   --------
        160          --       127          --        11          --        66          --
         --          --        --          --        --          --        --          --
    --------   --------   --------   --------   --------   --------   --------   --------
        160          --       127          --        11          --        66          --
    ========   ========   ========   ========   ========   ========   ========   ========
        189          --       229          --         7          --        96          --
         (2)         --        (6)         --        --          --        (4)         --
         --          --        --          --        --          --        --          --
        106          --       106          --        25          --        62          --
          1          --         4          --        --          --        25          --
    --------   --------   --------   --------   --------   --------   --------   --------
        294          --       333          --        32          --       179          --
         --          --        --          --        --          --        --          --
    --------   --------   --------   --------   --------   --------   --------   --------
        294          --       333          --        32          --       179          --
    ========   ========   ========   ========   ========   ========   ========   ========

--------------------------------------------------------------------------------

                                                       MORGAN STANLEY
                                                             UIF                                       VAN ECK
                                                          EMERGING            T. ROWE PRICE           WORLDWIDE
                                                       MARKETS EQUITY         EQUITY INCOME          HARD ASSETS
                                                     -------------------   -------------------   -------------------
                                                     2000(a)      1999     2000(a)      1999     2000(a)      1999
                                                     ------------------------------------------------------------
SERIES I POLICIES
Units issued on premium payments...................      721         156       583         262        66          36
Units redeemed on surrenders.......................     (118)        (61)     (143)        (71)      (17)         (3)
Units redeemed on annuity and death benefits.......      (11)         (4)      (17)         (6)       (8)         --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................      233          51       331         112        24          (8)
Units issued (redeemed) on transfers between
  Investment Divisions.............................      874         676       538       1,095       188         138
                                                     --------   --------   --------   --------   --------   --------
  Net increase (decrease)..........................    1,699         818     1,292       1,392       253         163
Units outstanding, beginning of year...............    1,659         841     2,387         995       216          53
                                                     --------   --------   --------   --------   --------   --------
Units outstanding, end of year.....................    3,358       1,659     3,679       2,387       469         216
                                                     ========   ========   ========   ========   ========   ========
SERIES II POLICIES
Units issued on premium payments...................        7          --         5          --         2          --
Units redeemed on surrenders.......................       (1)         --        --          --        --          --
Units redeemed on annuity and death benefits.......       --          --        --          --        --          --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................       --          --        --          --        --          --
Units issued (redeemed) on transfers between
  Investment Divisions.............................       --          --         8          --        --          --
                                                     --------   --------   --------   --------   --------   --------
  Net increase (decrease)..........................        6          --        13          --         2          --
Units outstanding, beginning of year...............       --          --        --          --        --          --
                                                     --------   --------   --------   --------   --------   --------
Units outstanding, end of year.....................        6          --        13          --         2          --
                                                     ========   ========   ========   ========   ========   ========

SERIES III POLICIES
Units issued on premium payments...................        4          --         6          --        --          --
Units redeemed on surrenders.......................       --          --        --          --        --          --
Units redeemed on annuity and death benefits.......       --          --        --          --        --          --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................        3          --         6          --        --          --
Units issued (redeemed) on transfers between
  Investment Divisions.............................       --          --        (3)         --         5          --
                                                     --------   --------   --------   --------   --------   --------
  Net increase (decrease)..........................        7          --         9          --         5          --
Units outstanding, beginning of year...............       --          --        --          --        --          --
                                                     --------   --------   --------   --------   --------   --------
Units outstanding, end of year.....................        7          --         9          --         5          --
                                                     ========   ========   ========   ========   ========   ========

(a) For Series II and Series III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 6--Selected Per Unit Data+:
--------------------------------------------------------------------------------

T
    he following table presents selected per accumulation unit income and capital changes (for an accumulation unit outstanding throughout each year) with respect to each Investment Division of the Separate Account:


                                                                             MAINSTAY VP
                                                                        CAPITAL APPRECIATION
                                                           -----------------------------------------------
                                                           2000(c)    1999      1998      1997      1996
                                                           -----------------------------------------------
SERIES I POLICIES
Unit value, beginning of year...........................   $28.55    $23.09    $16.95    $13.92    $11.89
Net investment income (loss)............................    (0.40)    (0.34)    (0.25)    (0.22)    (0.17)
Net realized and unrealized gains (losses) on security
 transactions and realized gain distributions
 received...............................................    (3.01)     5.80      6.39      3.25      2.20
                                                           ------    ------    ------    ------    ------
Unit value, end of year.................................   $25.14    $28.55    $23.09    $16.95    $13.92
                                                           ======    ======    ======    ======    ======
SERIES II POLICIES
Unit value, beginning of year...........................   $10.00    $   --    $   --    $   --    $   --
Net investment income (loss)............................    (0.09)       --        --        --        --
Net realized and unrealized gains (losses) on security
 transactions and realized gain distributions
 received...............................................    (0.43)       --        --        --        --
                                                           ------    ------    ------    ------    ------
Unit value, end of year.................................   $ 9.48    $   --    $   --    $   --    $   --
                                                           ======    ======    ======    ======    ======
SERIES III POLICIES
Unit value, beginning of year...........................   $10.00    $   --    $   --    $   --    $   --
Net investment income (loss)............................    (0.05)       --        --        --        --
Net realized and unrealized gains (losses) on security
 transactions and realized gain distributions
 received...............................................    (1.28)       --        --        --        --
                                                           ------    ------    ------    ------    ------
Unit value, end of year.................................   $ 8.67    $   --    $   --    $   --    $   --
                                                           ======    ======    ======    ======    ======

                                                                                 MAINSTAY VP
                                                                                 GOVERNMENT
                                                               -----------------------------------------------
                                                               2000(c)    1999      1998      1997      1996
                                                               -----------------------------------------------
SERIES I POLICIES
Unit value, beginning of year...........................       $11.98    $12.37    $11.51    $10.66    $10.57
Net investment income (loss)............................         0.70      0.53      0.70      0.69      0.86
Net realized and unrealized gains (losses) on security
 transactions and realized gain distributions
 received...............................................         0.58     (0.92)     0.16      0.16     (0.77)
                                                               ------    ------    ------    ------    ------
Unit value, end of year.................................       $13.26    $11.98    $12.37    $11.51    $10.66
                                                               ======    ======    ======    ======    ======
SERIES II POLICIES
Unit value, beginning of year...........................       $10.00    $   --    $   --    $   --    $   --
Net investment income (loss)............................         1.45        --        --        --        --
Net realized and unrealized gains (losses) on security
 transactions and realized gain distributions
 received...............................................        (0.85)       --        --        --        --
                                                               ------    ------    ------    ------    ------
Unit value, end of year.................................       $10.60    $   --    $   --    $   --    $   --
                                                               ======    ======    ======    ======    ======
SERIES III POLICIES
Unit value, beginning of year...........................       $10.00    $   --    $   --    $   --    $   --
Net investment income (loss)............................         1.13        --        --        --        --
Net realized and unrealized gains (losses) on security
 transactions and realized gain distributions
 received...............................................        (0.64)       --        --        --        --
                                                               ------    ------    ------    ------    ------
Unit value, end of year.................................       $10.49    $   --    $   --    $   --    $   --
                                                               ======    ======    ======    ======    ======

 +  Per unit data based on average monthly units outstanding during the year.
(a) For the period October 1, 1996 (Commencement of Operations) through December 31, 1996.
(b) For the period May 1, 1998 (Commencement of Operations) through December 31, 1998.
(c) For Series II and Series III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                      MAINSTAY VP                                       MAINSTAY VP
                    CASH MANAGEMENT                                     CONVERTIBLE
    -----------------------------------------------   -----------------------------------------------
    2000(c)    1999      1998      1997      1996     2000(C)    1999      1998      1997     1996(A)
    -------------------------------------------------------------------------------------------------
    $ 1.18    $ 1.14    $ 1.10    $ 1.06    $ 1.03    $17.00    $12.14    $11.78    $10.35    $10.00
      0.05      0.04      0.04      0.04      0.04      0.48      0.45      0.49      0.38      0.08
      0.01        --        --        --     (0.01)    (1.56)     4.41     (0.13)     1.05      0.27
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $ 1.24    $ 1.18    $ 1.14    $ 1.10    $ 1.06    $15.92    $17.00    $12.14    $11.78    $10.35
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $ 1.00    $   --    $   --    $   --    $   --    $10.00    $   --    $   --    $   --    $   --
      0.03        --        --        --        --      0.35        --        --        --        --
        --        --        --        --        --     (1.31)       --        --        --        --
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $ 1.03    $   --    $   --    $   --    $   --    $ 9.04    $   --    $   --    $   --    $   --
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $ 1.00    $   --    $   --    $   --    $   --    $10.00    $   --    $   --    $   --    $   --
      0.02        --        --        --        --      0.49        --        --        --        --
        --        --        --        --        --     (1.82)       --        --        --        --
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $ 1.02    $   --    $   --    $   --    $   --    $ 8.67    $   --    $   --    $   --    $   --
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======

                      MAINSTAY VP
                      HIGH YIELD                                        MAINSTAY VP
                    CORPORATE BOND                                 INTERNATIONAL EQUITY
    -----------------------------------------------   -----------------------------------------------
    2000(c)    1999      1998      1997      1996     2000(C)    1999      1998      1997      1996
    -------------------------------------------------------------------------------------------------
    $15.72    $14.12    $13.95    $12.52    $10.83    $18.88    $14.95    $12.32    $11.88    $10.90
      1.75      1.69      1.31      1.05      1.02     (0.11)    (0.16)     0.16      0.90      0.87
          )
     (2.88     (0.09)    (1.14)     0.38      0.67     (3.51)     4.09      2.47     (0.46)     0.11
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $14.59    $15.72    $14.12    $13.95    $12.52    $15.26    $18.88    $14.95    $12.32    $11.88
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $10.00    $   --    $   --    $   --    $   --    $10.00    $   --    $   --    $   --    $   --
      1.92        --        --        --        --     (0.02)       --        --        --        --
          )
     (2.63        --        --        --        --     (0.63)       --        --        --        --
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $ 9.29    $   --    $   --    $   --    $   --    $ 9.35    $   --    $   --    $   --    $   --
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $10.00    $   --    $   --    $   --    $   --    $10.00    $   --    $   --    $   --    $   --
      2.13        --        --        --        --      0.07        --        --        --        --
          )
     (2.98        --        --        --        --     (0.67)       --        --        --        --
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $ 9.15    $   --    $   --    $   --    $   --    $ 9.40    $   --    $   --    $   --    $   --
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======

--------------------------------------------------------------------------------

                                                                                 MAINSTAY VP
                                                                                TOTAL RETURN
                                                               -----------------------------------------------
                                                               2000(c)    1999      1998      1997      1996
                                                               -----------------------------------------------
SERIES I POLICIES
Unit value, beginning of year...........................       $21.09    $18.28    $14.58    $12.55    $11.36
Net investment income (loss)............................         0.16      0.11      0.17      0.17      0.27
Net realized and unrealized gains (losses) on security
 transactions and realized gain distributions
 received...............................................        (1.36)     2.70      3.53      1.86      0.92
                                                               ------    ------    ------    ------    ------
Unit value, end of year.................................       $19.89    $21.09    $18.28    $14.58    $12.55
                                                               ======    ======    ======    ======    ======
SERIES II POLICIES
Unit value, beginning of year...........................       $10.00    $   --    $   --    $   --    $   --
Net investment income (loss)............................         0.17        --        --        --        --
Net realized and unrealized gains (losses) on security
 transactions and realized gain distributions
 received...............................................        (0.97)       --        --        --        --
                                                               ------    ------    ------    ------    ------
Unit value, end of year.................................       $ 9.20    $   --    $   --    $   --    $   --
                                                               ======    ======    ======    ======    ======
SERIES III POLICIES
Unit value, beginning of year...........................       $10.00    $   --    $   --    $   --    $   --
Net investment income (loss)............................         0.34        --        --        --        --
Net realized and unrealized gains (losses) on security
 transactions
 and realized gain distributions received...............        (1.52)       --        --        --        --
                                                               ------    ------    ------    ------    ------
Unit value, end of year.................................       $ 8.82    $   --    $   --    $   --    $   --
                                                               ======    ======    ======    ======    ======

                                                                                 MAINSTAY VP
                                                                                GROWTH EQUITY
                                                               -----------------------------------------------
                                                               2000(c)    1999      1998      1997      1996
                                                               -----------------------------------------------
SERIES I POLICIES
Unit value, beginning of year...........................       $28.02    $21.87    $17.52    $14.01    $11.42
Net investment income (loss)............................        (0.22)    (0.16)    (0.07)    (0.06)     0.05
Net realized and unrealized gains (losses) on security
 transactions
 and realized gain distributions received...............        (1.09)     6.31      4.42      3.57      2.54
                                                               ------    ------    ------    ------    ------
Unit value, end of year.................................       $26.71    $28.02    $21.87    $17.52    $14.01
                                                               ======    ======    ======    ======    ======
SERIES II POLICIES
Unit value, beginning of year...........................       $10.00    $   --    $   --    $   --    $   --
Net investment income (loss)............................        (0.01)       --        --        --        --
Net realized and unrealized gains (losses) on security
 transactions
 and realized gain distributions received...............        (0.62)       --        --        --        --
                                                               ------    ------    ------    ------    ------
Unit value, end of year.................................       $ 9.37    $   --    $   --    $   --    $   --
                                                               ======    ======    ======    ======    ======
SERIES III POLICIES
Unit value, beginning of year...........................       $10.00    $   --    $   --    $   --    $   --
Net investment income (loss)............................         0.08        --        --        --        --
Net realized and unrealized gains (losses) on security
 transactions
 and realized gain distributions received...............        (0.64)       --        --        --        --
                                                               ------    ------    ------    ------    ------
Unit value, end of year.................................       $ 9.44    $   --    $   --    $   --    $   --
                                                               ======    ======    ======    ======    ======

 +  Per unit data based on average monthly units outstanding during the year.
(a) For the period October 1, 1996 (Commencement of Operations) through December 31, 1996.
(b) For the period May 1, 1998 (Commencement of Operations) through December 31, 1998.
(c) For Series II and Series III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                      MAINSTAY VP                                       MAINSTAY VP
                         VALUE                                             BOND
    -----------------------------------------------   -----------------------------------------------
    2000(c)    1999      1998      1997      1996     2000(c)    1999      1998      1997      1996
    -------------------------------------------------------------------------------------------------
    $16.91    $15.76    $16.67    $13.76    $11.32    $12.02    $12.37    $11.50    $10.64    $10.57
        --     (0.03)     0.04      0.07      0.11      0.66      0.63      0.80      0.76      0.99
      1.91      1.18     (0.95)     2.84      2.33      0.33     (0.98)     0.07      0.10     (0.92)
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $18.82    $16.91    $15.76    $16.67    $13.76    $13.01    $12.02    $12.37    $11.50    $10.64
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $10.00    $   --    $   --    $   --    $   --    $10.00    $   --    $   --    $   --    $   --
      0.11        --        --        --        --      1.15        --        --        --        --
      0.93        --        --        --        --     (0.53)       --        --        --        --
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $11.04    $   --    $   --    $   --    $   --    $10.62    $   --    $   --    $   --    $   --
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $10.00    $   --    $   --    $   --    $   --    $10.00    $   --    $   --    $   --    $   --
      0.24        --        --        --        --      1.03        --        --        --        --
      0.33        --        --        --        --     (0.60)       --        --        --        --
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $10.57    $   --    $   --    $   --    $   --    $10.43    $   --    $   --    $   --    $   --
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======

                                                              MAINSTAY VP                   MAINSTAY VP
                      MAINSTAY VP                          AMERICAN CENTURY                   DREYFUS
                    INDEXED EQUITY                          INCOME & GROWTH             LARGE COMPANY VALUE
    -----------------------------------------------   ---------------------------   ---------------------------
    2000(c)    1999      1998      1997      1996     2000(c)    1999     1998(b)   2000(c)    1999     1998(b)
    -----------------------------------------------------------------------------------------------------------
    $27.60    $23.19    $18.30    $13.97    $11.58    $12.59    $10.86    $10.00    $10.72    $10.19    $10.00
     (0.12)    (0.06)       --      0.09      0.21     (0.09)    (0.06)    (0.02)    (0.07)    (0.05)    (0.03)
          )
     (2.80      4.47      4.89      4.24      2.18     (1.42)     1.79      0.88      0.62      0.58      0.22
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $24.68    $27.60    $23.19    $18.30    $13.97    $11.08    $12.59    $10.86    $11.27    $10.72    $10.19
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $10.00    $   --    $   --    $   --    $   --    $10.00    $   --    $   --    $10.00    $   --    $   --
      0.05        --        --        --        --      0.02        --        --      0.03        --        --
          )
     (0.65        --        --        --        --     (0.81)       --        --      0.46        --        --
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $ 9.40    $   --    $   --    $   --    $   --    $ 9.21    $   --    $   --    $10.49    $   --    $   --
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $10.00    $   --    $   --    $   --    $   --    $10.00    $   --    $   --    $10.00    $   --    $   --
      0.19        --        --        --        --      0.07        --        --      0.07        --        --
          )
     (1.03        --        --        --        --     (1.02)       --        --      0.30        --        --
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $ 9.16    $   --    $   --    $   --    $   --    $ 9.05    $   --    $   --    $10.37    $   --    $   --
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======

--------------------------------------------------------------------------------

                                                                       MAINSTAY VP
                                                                       EAGLE ASSET                MAINSTAY VP LORD
                                                                       MANAGEMENT                      ABBETT
                                                                         GROWTH                      DEVELOPING
                                                                         EQUITY                        GROWTH
                                                               ---------------------------   ---------------------------
                                                               2000(c)    1999     1998(b)   2000(c)    1999     1998(b)
                                                               ---------------------------------------------------
SERIES I POLICIES
Unit value, beginning of year...........................       $19.06    $11.68    $10.00    $11.89    $ 9.12    $10.00
Net investment income (loss)............................        (0.28)    (0.19)    (0.09)    (0.15)     0.10     (0.08)
Net realized and unrealized gains (losses) on security
 transactions
 and realized gain distributions received...............        (1.86)     7.57      1.77     (2.25)     2.67     (0.80)
                                                               ------    ------    ------    ------    ------    ------
Unit value, end of year.................................       $16.92    $19.06    $11.68    $ 9.49    $11.89    $ 9.12
                                                               ======    ======    ======    ======    ======    ======
SERIES II POLICIES
Unit value, beginning of year...........................       $10.00    $   --    $   --    $10.00    $   --    $   --
Net investment income (loss)............................        (0.10)       --        --     (0.02)       --        --
Net realized and unrealized gains (losses) on security
 transactions
 and realized gain distributions received...............        (0.39)       --        --     (0.85)       --        --
                                                               ------    ------    ------    ------    ------    ------
Unit value, end of year.................................       $ 9.51    $   --    $   --    $ 9.13    $   --    $   --
                                                               ======    ======    ======    ======    ======    ======
SERIES III POLICIES
Unit value, beginning of year...........................       $10.00    $   --    $   --    $10.00    $   --    $   --
Net investment income (loss)............................        (0.05)       --        --     (0.07)       --        --
Net realized and unrealized gains (losses) on security
 transactions
 and realized gain distributions received...............        (1.82)       --        --     (0.74)       --        --
                                                               ------    ------    ------    ------    ------    ------
Unit value, end of year.................................       $ 8.13    $   --    $   --    $ 9.19    $   --    $   --
                                                               ======    ======    ======    ======    ======    ======

                                                                                  FIDELITY
                                                                                   VIP II
                                                                                CONTRAFUND(R)
                                                               -----------------------------------------------
                                                               2000(c)    1999      1998      1997     1996(a)
                                                               -----------------------------------------------
SERIES I POLICIES
Unit value, beginning of year...........................       $20.44    $16.68    $13.01    $10.63    $10.00
Net investment income (loss)............................        (0.22)    (0.19)    (0.14)    (0.14)    (0.03)
Net realized and unrealized gains (losses) on security
 transactions
 and realized gain distributions received...............        (1.40)     3.95      3.81      2.52      0.66
                                                               ------    ------    ------    ------    ------
Unit value, end of year.................................       $18.82    $20.44    $16.68    $13.01    $10.63
                                                               ======    ======    ======    ======    ======
SERIES II POLICIES
Unit value, beginning of year...........................       $10.00    $   --    $   --    $   --    $   --
Net investment income (loss)............................        (0.09)       --        --        --        --
Net realized and unrealized gains (losses) on security
 transactions
 and realized gain distributions received...............         0.02        --        --        --        --
                                                               ------    ------    ------    ------    ------
Unit value, end of year.................................       $ 9.93    $   --    $   --    $   --    $   --
                                                               ======    ======    ======    ======    ======
SERIES III POLICIES
Unit value, beginning of year...........................       $10.00    $   --    $   --    $   --    $   --
Net investment income (loss)............................        (0.05)       --        --        --        --
Net realized and unrealized gains (losses) on security
 transactions
 and realized gain distributions received...............        (0.39)       --        --        --        --
                                                               ------    ------    ------    ------    ------
Unit value, end of year.................................       $ 9.56    $   --    $   --    $   --    $   --
                                                               ======    ======    ======    ======    ======

 +  Per unit data based on average monthly units outstanding during the year.
(a) For the period October 1, 1996 (Commencement of Operations) through December 31, 1996.
(b) For the period May 1, 1998 (Commencement of Operations) through December 31, 1998.
(c) For Series II and Series III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                         ALGER
                       AMERICAN                                           CALVERT
                         SMALL                                            SOCIAL
                    CAPITALIZATION                                       BALANCED
    -----------------------------------------------   -----------------------------------------------
    2000(c)    1999      1998      1997     1996(a)   2000(c)    1999      1998      1997      1996
    -------------------------------------------------------------------------------------------------
    $16.93    $11.97    $10.51    $ 9.57    $10.00    $18.72    $16.92    $14.76    $12.46    $11.22
     (0.22)    (0.18)    (0.15)    (0.14)    (0.02)     0.10      0.27      0.29      0.31      0.35
          )
     (4.55      5.14      1.61      1.08     (0.41)    (0.93)     1.53      1.87      1.99      0.89
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $12.16    $16.93    $11.97    $10.51    $ 9.57    $17.89    $18.72    $16.92    $14.76    $12.46
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $10.00    $   --    $   --    $   --    $   --    $10.00    $   --    $   --    $   --    $   --
     (0.10)       --        --        --        --      0.24        --        --        --        --
          )
     (1.34        --        --        --        --     (0.88)       --        --        --        --
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $ 8.56    $   --    $   --    $   --    $   --    $ 9.36    $   --    $   --    $   --    $   --
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $10.00    $   --    $   --    $   --    $   --    $10.00    $   --    $   --    $   --    $   --
     (0.05)       --        --        --        --      0.21        --        --        --        --
          )
     (2.00        --        --        --        --     (1.11)       --        --        --        --
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $ 7.95    $   --    $   --    $   --    $   --    $ 9.10    $   --    $   --    $   --    $   --
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======

                       FIDELITY                                         JANUS ASPEN
                          VIP                                             SERIES
                     EQUITY-INCOME                                       BALANCED
    -----------------------------------------------   -----------------------------------------------
    2000(c)    1999      1998      1997     1996(a)   2000(c)    1999      1998      1997     1996(a)
    -------------------------------------------------------------------------------------------------
    $15.23    $14.53    $13.20    $10.45    $10.00    $20.40    $16.32    $12.32    $10.24    $10.00
      0.03     (0.03)    (0.08)    (0.13)    (0.02)     0.31      0.25      0.42      0.28      0.17
      1.03      0.73      1.41      2.88      0.47     (1.05)     3.83      3.58      1.80      0.07
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $16.29    $15.23    $14.53    $13.20    $10.45    $19.66    $20.40    $16.32    $12.32    $10.24
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $10.00    $   --    $   --    $   --    $   --    $10.00    $   --    $   --    $   --    $   --
     (0.08)       --        --        --        --      0.14        --        --        --        --
      0.73        --        --        --        --      0.10        --        --        --        --
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $10.65    $   --    $   --    $   --    $   --    $10.24    $   --    $   --    $   --    $   --
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $10.00    $   --    $   --    $   --    $   --    $10.00    $   --    $   --    $   --    $   --
     (0.05)       --        --        --        --      0.12        --        --        --        --
      0.56        --        --        --        --     (0.47)       --        --        --        --
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $10.51    $   --    $   --    $   --    $   --    $ 9.65    $   --    $   --    $   --    $   --
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======

--------------------------------------------------------------------------------

                                                                                 JANUS ASPEN
                                                                                   SERIES
                                                                                  WORLDWIDE
                                                                                   GROWTH
                                                               -----------------------------------------------
                                                               2000(C)    1999      1998      1997     1996(A)
                                                               -----------------------------------------------
SERIES I POLICIES
Unit value, beginning of year...........................       $25.73    $15.86    $12.48    $10.36    $10.00
Net investment income (loss)............................        (0.24)    (0.23)     0.20     (0.03)     0.08
Net realized and unrealized gains (losses) on security
 transactions
 and realized gain distributions received...............        (4.10)    10.10      3.18      2.15      0.28
                                                               ------    ------    ------    ------    ------
Unit value, end of year.................................       $21.39    $25.73    $15.86    $12.48    $10.36
                                                               ======    ======    ======    ======    ======
SERIES II POLICIES
Unit value, beginning of year...........................       $10.00    $   --    $   --    $   --    $   --
Net investment income (loss)............................        (0.06)       --        --        --        --
Net realized and unrealized gains (losses) on security
 transactions
 and realized gain distributions received...............        (0.78)       --        --        --        --
                                                               ------    ------    ------    ------    ------
Unit value, end of year.................................       $ 9.16    $   --    $   --    $   --    $   --
                                                               ======    ======    ======    ======    ======
SERIES III POLICIES
Unit value, beginning of year...........................       $10.00    $   --    $   --    $   --    $   --
Net investment income (loss)............................        (0.02)       --        --        --        --
Net realized and unrealized gains (losses) on security
 transactions
 and realized gain distributions received...............        (1.56)       --        --        --        --
                                                               ------    ------    ------    ------    ------
Unit value, end of year.................................       $ 8.42    $   --    $   --    $   --    $   --
                                                               ======    ======    ======    ======    ======

                                                                         T. ROWE                       VAN ECK
                                                                          PRICE                       WORLDWIDE
                                                                         EQUITY                         HARD
                                                                         INCOME                        ASSETS
                                                               ---------------------------   ---------------------------
                                                               2000(C)    1999     1998(B)   2000(C)    1999     1998(B)
                                                               ---------------------------------------------------
SERIES I POLICIES
Unit value, beginning of year...........................       $10.36    $10.13    $10.00    $ 9.57    $ 8.02    $10.00
Net investment income (loss)............................         0.07      0.07      0.08     (0.06)    (0.07)    (0.06)
Net realized and unrealized gains (losses) on security
 transactions
 and realized gain distributions received...............         1.12      0.16      0.05      1.00      1.62     (1.92)
                                                               ------    ------    ------    ------    ------    ------
Unit value, end of year.................................       $11.55    $10.36    $10.13    $10.51    $ 9.57    $ 8.02
                                                               ======    ======    ======    ======    ======    ======
SERIES II POLICIES
Unit value, beginning of year...........................       $10.00    $   --    $   --    $10.00    $   --    $   --
Net investment income (loss)............................         0.05        --        --     (0.04)       --        --
Net realized and unrealized gains (losses) on security
 transactions
 and realized gain distributions received...............         1.03        --        --      0.52        --        --
                                                               ------    ------    ------    ------    ------    ------
Unit value, end of year.................................       $11.08    $   --    $   --    $10.48    $   --    $   --
                                                               ======    ======    ======    ======    ======    ======
SERIES III POLICIES
Unit value, beginning of year...........................       $10.00    $   --    $   --    $10.00    $   --    $   --
Net investment income (loss)............................         0.05        --        --     (0.01)       --        --
Net realized and unrealized gains (losses) on security
 transactions
 and realized gain distributions received...............         0.81        --        --      0.64        --        --
                                                               ------    ------    ------    ------    ------    ------
Unit value, end of year.................................       $10.86    $   --    $   --    $10.63    $   --    $   --
                                                               ======    ======    ======    ======    ======    ======

 +  Per unit data based on average monthly units outstanding during the year.
(a) For the period October 1, 1996 (Commencement of Operations) through December 31, 1996.
(b) For the period May 1, 1998 (Commencement of Operations) through December 31, 1998.
(c) For Series II and Series III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

              MFS(R)                                                            MORGAN STANLEY
              GROWTH                                                                  UIF
               WITH                         MFS(R)                             EMERGING MARKETS
           INCOME SERIES                RESEARCH SERIES                             EQUITY
    ---------------------------   ---------------------------   -----------------------------------------------
    2000(C)    1999     1998(B)   2000(C)    1999     1998(B)   2000(C)    1999      1998      1997     1996(A)
    -----------------------------------------------------------------------------------------------------------
    $11.12    $10.57    $10.00    $13.25    $10.83    $10.00    $14.27    $ 7.40    $ 9.89    $10.00    $10.00
     (0.11)    (0.12)    (0.07)    (0.19)    (0.15)    (0.07)    (0.17)    (0.13)    (0.08)    (0.05)     0.02
     (0.06)     0.67      0.64     (0.62)     2.57      0.90     (5.55)     7.00     (2.41)    (0.06)    (0.02)
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $10.95    $11.12    $10.57    $12.44    $13.25    $10.83    $ 8.55    $14.27    $ 7.40    $ 9.89    $10.00
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $10.00    $   --    $   --    $10.00    $   --    $   --    $10.00    $   --    $   --    $   --    $   --
     (0.08)       --        --     (0.08)       --        --     (0.27)       --        --        --        --
     (0.17)       --        --     (1.06)       --        --     (3.52)       --        --        --        --
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $ 9.75    $   --    $   --    $ 8.86    $   --    $   --    $ 6.21    $   --    $   --    $   --    $   --
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $10.00    $   --    $   --    $10.00    $   --    $   --    $10.00    $   --    $   --    $   --    $   --
     (0.05)       --        --     (0.04)       --        --     (0.03)       --        --        --        --
     (0.35)       --        --     (1.47)       --        --     (2.75)       --        --        --        --
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $ 9.60    $   --    $   --    $ 8.49    $   --    $   --    $ 7.22    $   --    $   --    $   --    $   --
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
To the Board of Directors of New York Life Insurance and
Annuity Corporation and the Variable Annuity Separate Account-III Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statement of operations and of changes in total equity present fairly, in all material respects, the financial position of the MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Government, MainStay VP High Yield Corporate Bond, MainStay VP International Equity, MainStay VP Total Return, MainStay VP Value, MainStay VP Bond, MainStay VP Growth Equity, MainStay VP Indexed Equity, MainStay VP American Century Income & Growth, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity, MainStay VP Lord Abbett Developing Growth, Alger American Small Capitalization, Calvert Social Balanced, formerly known as Calvert Socially Responsible, Fidelity VIP II Contrafund, Fidelity VIP Equity-Income, Janus Aspen Series Balanced, Janus Aspen Series Worldwide Growth, MFS Growth with Income Series, MFS Research Series, Morgan Stanley UIF Emerging Markets Equity, formerly known as Morgan Stanley Dean Witter Emerging Markets Equity, T. Rowe Price Equity Income and Van Eck Worldwide Hard Assets Investment Divisions (constituting the NYLIAC Variable Annuity Separate Account-III, formerly known as Lifestages(R) Annuity Separate Account) at December 31, 2000, the results of each of their operations for the year then ended and the changes in each of their total equity for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2000 by correspondence with the funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
February 20, 2001

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                                 BALANCE SHEET

                                                                 DECEMBER 31,
                                                              ------------------
                                                               2000       1999
                                                              -------    -------
                                                                (IN MILLIONS)
                                     ASSETS
Fixed maturities
  Available for sale, at fair value                           $14,993    $13,289
  Held to maturity, at amortized cost                             627        681
Equity securities                                                 126         89
Mortgage loans                                                  1,993      1,850
Real estate                                                        34         72
Policy loans                                                      544        512
Other investments                                                 223         26
                                                              -------    -------
     Total investments                                         18,540     16,519

Cash and cash equivalents                                         767      1,087
Deferred policy acquisition costs                               1,660      1,507
Deferred taxes                                                     --         53
Other assets                                                      442        312
Separate account assets                                        10,981     10,192
                                                              -------    -------
     Total assets                                             $32,390    $29,670
                                                              =======    =======
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policyholders' account balances                               $17,454    $16,064
Future policy benefits                                            492        356
Policy claims                                                      73         69
Deferred taxes                                                     87         --
Other liabilities                                               1,147      1,115
Separate account liabilities                                   10,942     10,134
                                                              -------    -------
     Total liabilities                                         30,195     27,738
                                                              -------    -------

STOCKHOLDER'S EQUITY
Capital stock -- par value $10,000
  (20,000 shares authorized, (2,500 issued and outstanding)        25         25
Additional paid in capital                                        480        480
Accumulated other comprehensive loss                              (31)      (191)
Retained earnings                                               1,721      1,618
                                                              -------    -------
     Total stockholder's equity                                 2,195      1,932
                                                              -------    -------
     Total liabilities and stockholder's equity               $32,390    $29,670
                                                              =======    =======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                              STATEMENT OF INCOME

                                                               YEAR ENDED DECEMBER 31,
                                                              --------------------------
                                                               2000      1999      1998
                                                              ------    ------    ------
                                                                    (IN MILLIONS)
REVENUES
  Universal life and annuity fees                             $  530    $  442    $  364
  Net investment income                                        1,312     1,179     1,108
  Investment gains (losses), net                                 (39)       12        63
  Other income                                                   154        97        51
                                                              ------    ------    ------
     Total revenues                                            1,957     1,730     1,586
                                                              ------    ------    ------
EXPENSES
  Interest credited to policyholders' account balances           971       858       784
  Policyholder benefits                                          330       182       175
  Operating expenses                                             502       405       405
                                                              ------    ------    ------
     Total expenses                                            1,803     1,445     1,364
                                                              ------    ------    ------
Income before Federal income taxes                               154       285       222
                                                              ------    ------    ------
Federal income taxes:
  Current                                                         (3)       52        97
  Deferred                                                        54        57       (17)
                                                              ------    ------    ------
     Total Federal income taxes                                   51       109        80
                                                              ------    ------    ------
NET INCOME                                                    $  103    $  176    $  142
                                                              ======    ======    ======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                    STATEMENT OF COMPREHENSIVE INCOME (LOSS)

                                                              YEAR ENDED DECEMBER 31,
                                                              ------------------------
                                                              2000      1999     1998
                                                              -----    ------    -----
                                                                   (IN MILLIONS)
NET INCOME                                                    $103     $ 176     $142
                                                              ----     -----     ----
  Other comprehensive income (loss), net of tax:
     Unrealized gains (losses) on securities:
       Unrealized holding gains (losses) arising during
        period                                                 201      (391)       9
       Less: reclassification adjustment for gains (losses)
        included in net income                                  41         1      (35)
                                                              ----     -----     ----
  OTHER COMPREHENSIVE INCOME (LOSS)                            160      (392)      44
                                                              ----     -----     ----
COMPREHENSIVE INCOME (LOSS)                                   $263     $(216)    $186
                                                              ====     =====     ====

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                    STATEMENT OF STOCKHOLDER'S EQUITY YEARS
                     ENDED DECEMBER 31, 2000, 1999 AND 1998
                                 (IN MILLIONS)

                                                                        ACCUMULATED
                                                         ADDITIONAL        OTHER                        TOTAL
                                              CAPITAL     PAID IN      COMPREHENSIVE    RETAINED    STOCKHOLDER'S
                                               STOCK      CAPITAL      INCOME (LOSS)    EARNINGS       EQUITY
                                              -------    ----------    -------------    --------    -------------
BALANCE AT JANUARY 1, 1998                      $25         $480           $ 157         $1,300        $1,962
Net income for 1998                              --           --              --            142           142
Net change in unrealized gains and losses of
  available for sale securities                  --           --              44             --            44
                                                ---         ----           -----         ------        ------
BALANCE AT DECEMBER 31, 1998                     25          480             201          1,442         2,148
Net income for 1999                              --           --              --            176           176
Net change in unrealized gains and losses of
  available for sale securities                  --           --            (392)            --          (392)
                                                ---         ----           -----         ------        ------
BALANCE AT DECEMBER 31, 1999                     25          480            (191)         1,618         1,932
Net income for 2000                              --           --              --            103           103
Net change in unrealized gains and losses of
  available for sale securities                  --           --             160             --           160
                                                ---         ----           -----         ------        ------
BALANCE AT DECEMBER 31, 2000                    $25         $480           $ (31)        $1,721        $2,195
                                                ===         ====           =====         ======        ======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                            STATEMENT OF CASH FLOWS

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2000       1999       1998
                                                              --------    -------    -------
                                                                      (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income                                                  $    103    $   176    $   142
  Adjustments to reconcile net income to net cash provided
     by operating activities:
     Depreciation and amortization                                 (21)        (3)         2
     Net capitalization of deferred policy acquisition costs      (304)      (298)      (192)
     Universal life and annuity fees                              (233)      (215)      (198)
     Interest credited to policyholders' account balances          971        858        784
     Net realized investment losses(gains)                          39        (13)       (56)
     Deferred income taxes                                          54         57        (17)
     (Increase) decrease in:
       Net separate account assets                                  22          1        (42)
       Other assets and other liabilities                          (64)       (92)       (99)
     Increase in:
       Policy claims                                                 4          9          4
       Future policy benefits                                      147         41         39
                                                              --------    -------    -------
          NET CASH PROVIDED BY OPERATING ACTIVITIES                718        521        367
                                                              --------    -------    -------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from:
     Sale of available for sale fixed maturities                 8,161      3,981      5,325
     Maturity of available for sale fixed maturities             1,497      1,505      1,610
     Maturity of held to maturity fixed maturities                  73        121        102
     Sale of equity securities                                      74        170         77
     Repayment of mortgage loans                                   354        227        238
     Sale of real estate and other invested assets                  65         62         47
  Cost of:
     Available for sale fixed maturities acquired              (11,031)    (6,679)    (7,670)
     Held to maturity fixed maturities acquired                    (17)       (75)       (49)
     Equity securities acquired                                   (113)      (152)       (83)
     Mortgage loans acquired                                      (439)      (451)      (558)
     Real estate and other invested assets acquired               (216)       (13)       (20)
  Policy loans (net)                                               (33)       (21)       (10)
  Increase (decrease) in loaned securities                         422       (222)       425
  Securities sold under agreements to repurchase (net)            (488)       480        (45)
                                                              --------    -------    -------
          NET CASH USED IN INVESTING ACTIVITIES                 (1,691)    (1,067)      (611)
                                                              --------    -------    -------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
     Deposits                                                    2,000      2,016      1,502
     Withdrawals                                                (1,026)    (1,154)    (1,151)
     Net transfers from (to) the separate accounts                (318)      (181)        67
                                                              --------    -------    -------
          NET CASH PROVIDED BY FINANCING ACTIVITIES                656        681        418
                                                              --------    -------    -------
  Effect of exchange rate changes on cash and cash
     equivalents                                                    (3)         4          1
                                                              --------    -------    -------
Net (decrease)increase in cash and cash equivalents               (320)       139        175
                                                              --------    -------    -------
Cash and cash equivalents, beginning of year                     1,087        948        773
                                                              --------    -------    -------
CASH AND CASH EQUIVALENTS, END OF YEAR                        $    767    $ 1,087    $   948
                                                              ========    =======    =======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

                        DECEMBER 31, 2000, 1999 AND 1998

NOTE 1 -- NATURE OF OPERATIONS

     New York Life Insurance and Annuity Corporation ("NYLIAC") is a direct, wholly owned subsidiary of New York Life Insurance Company ("New York Life") domiciled in the State of Delaware. NYLIAC offers a wide variety of interest sensitive insurance and annuity products to a large cross section of the insurance market. NYLIAC markets its products in all 50 of the United States, the District of Columbia and Taiwan, primarily through its agency force. In addition, NYLIAC markets Corporate Owned Life Insurance through independent brokers and brokerage general agents.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

     The accompanying financial statements have been prepared in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements of life insurance enterprises requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results may differ from estimates.

     Certain reclassifications have been made to the 1999 and 1998 financial statements to conform to the current presentation.

INVESTMENTS

     Fixed maturity investments, which NYLIAC has both the ability and the intent to hold to maturity, are stated at amortized cost. Investments identified as available for sale are reported at fair value. Unrealized gains and losses on available for sale securities are reported in stockholder's equity, net of deferred taxes and related adjustments. Significant changes in future anticipated cash flows on mortgage and asset-backed securities from the original purchase assumptions are accounted for using the retrospective adjustment method. The cost basis of fixed maturity and equity securities are adjusted for impairments in value deemed to be other than temporary, with the associated realized loss reported in net income. Equity securities are carried at fair value with related unrealized gains and losses reflected in comprehensive income, net of deferred taxes and related adjustments. Mortgage loans are carried at unpaid principal balances, net of impairment reserves, and are generally secured. Investment real estate, which NYLIAC has the intent to hold for the production of income, is carried at depreciated cost net of write-downs for other than temporary declines in fair value. Properties held for sale are carried at the lower of cost or fair value less estimated selling costs. Policy loans are stated at the aggregate balance due, which approximates fair value since loans on policies have no defined maturity date and reduce amounts payable at death or surrender. Cash equivalents include investments that have maturities of 90 days or less at date of purchase and are carried at amortized cost, which approximates fair value. Short-term investments that have maturities of between 91-365 days at date of purchase are included in fixed maturities on the balance sheet and are carried at amortized cost, which approximates fair value.

     Derivative financial instruments hedging exposure to interest rate fluctuation on available for sale securities are accounted for at fair market value. Unrealized gains and losses are reported in comprehensive income, net of deferred taxes and related adjustments. Amounts payable or receivable under interest rate and commodity swap agreements and interest rate floor agreements are recognized as investment income or expense when earned. Premiums paid for interest rate floor agreements are amortized into interest expense over the life of the agreement. Realized gains and losses are recognized in net income upon termination or maturity of the contracts.

DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new and maintaining renewal business and certain costs of issuing policies that vary with and are primarily related to the production of new and renewal business have been deferred and

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

DEFERRED POLICY ACQUISITION COSTS -- (CONTINUED)

recorded as an asset in the balance sheet. These consist primarily of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses.

     Acquisition costs for universal life and annuity contracts are amortized in proportion to estimated gross profits over the effective life of the contracts, which is assumed to be 25 years for universal life contracts and 15 years for annuities. Changes in assumptions are reflected in the current year's amortization. The carrying amount of the deferred policy acquisition cost asset is adjusted at each balance sheet date as if the unrealized gains or losses on investments associated with these insurance contracts had been realized and included in the gross profits used to determine current period amortization. The increase or decrease in the deferred policy acquisition cost asset due to unrealized gains or losses is recorded in other comprehensive income.

     For certain products sold in Taiwan, including whole life, periodic endowment and endowment contracts, the deferred policy acquisition costs are amortized over the life of the contract in proportion to gross premiums.

RECOGNITION OF INCOME AND RELATED EXPENSES

     Amounts received under universal life and annuity contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period for mortality and expense risk, policy administration and surrender charges. Amounts previously assessed to compensate the insurer for services to be performed over future periods are deferred and recognized into income in the period benefited using the same assumptions and factors used to amortize capitalized policy acquisition costs. Policy benefits and claims that are charged to expenses include benefit claims incurred in the period in excess of related policyholders' account balances.

POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances on universal life and annuity contracts are equal to cumulative deposits plus interest credited less withdrawals and charges. This liability also includes a liability for amounts that have been assessed to compensate the insurer for services to be performed over future periods.

FEDERAL INCOME TAXES

     NYLIAC is a member of a group which files a consolidated Federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that NYLIAC is allocated its share of the consolidated tax provision or benefit determined generally on a separate company basis. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred income tax assets and liabilities are recognized for the future tax consequence of temporary differences between financial statement carrying amounts and income tax bases of assets and liabilities.

     Current Federal income taxes include a provision for NYLIAC's share of the equity base tax applicable to mutual life insurance companies and their insurance subsidiaries. The amount recorded is based on NYLIAC's estimate of the differential earnings rate ("DER") (the actual rate will be announced at a later date by the Internal Revenue Service ("IRS")) used to compute the equity base tax.

REINSURANCE

     NYLIAC enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. NYLIAC remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. NYLIAC evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

SEPARATE ACCOUNTS

     NYLIAC has established separate accounts with varying investment objectives, which are segregated from NYLIAC's general account, and are maintained for the benefit of separate account policyholders and NYLIAC. Separate account assets are stated at market value. The liability for separate accounts represents policyholders' interests in the separate account assets. For its registered separate accounts, these liabilities include accumulated net investment income and realized and unrealized gains and losses on those assets, and generally reflect market value. For its guaranteed, non-registered separate account, the liability includes interest credited to the policies.

FAIR VALUES OF FINANCIAL INSTRUMENTS

     Fair values of various assets and liabilities are included throughout the notes to financial statements. Specifically, fair value disclosure of fixed maturities, short-term investments, cash equivalents, equity securities and mortgage loans is reported in Note 2 -- Significant Accounting Policies and Note 3 -- Investments. Fair values for policyholders' account balances are reported in Note 5 -- Insurance Liabilities. Fair values for derivative financial instruments are included in Note 10 -- Derivative Financial Instruments and Risk Management. Fair values for repurchase agreements are included in Note
11 -- Commitments and Contingencies.

BUSINESS RISKS AND UNCERTAINTIES

     The development of policy reserves and deferred policy acquisition costs for NYLIAC's products requires management to make estimates and assumptions regarding mortality, morbidity, lapse, expense and investment experience. Such estimates are primarily based on historical experience and future expectations of mortality, morbidity, expense, persistency and investment assumptions. Actual results could differ from those estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related estimates for policy reserves and deferred policy acquisition costs.

     NYLIAC issues certain variable products with various types of guaranteed minimum death benefits features. NYLIAC currently reserves for expected payments resulting from these features. NYLIAC bears the risk that payments may be higher than expected as a result of significant, sustained downturns in the stock market.

     NYLIAC regularly invests in mortgage loans, mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on such securities, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed and asset-backed securities is based on historical experience and estimates of future payment experience on the underlying assets. Actual prepayment speeds will differ from original estimates and may result in material adjustments to asset values and amortization or accretion recorded in future periods.

     As a subsidiary of a mutual life insurance company, NYLIAC is subject to a tax on its equity base. The rates applied to NYLIAC's equity base are determined annually by the IRS after comparison of mutual life insurance company earnings for the year to the average earnings of the 50 largest stock life insurance companies for the prior three years. Due to the timing of earnings information, estimates of the current year's tax rate must be made by management. The ultimate amounts of equity base tax incurred may vary considerably from the original estimates.

RECENT ACCOUNTING PRONOUNCEMENTS

     During 1998, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use", which requires capitalization of external and certain internal costs incurred to obtain or develop internal-use computer software during the application development stage.

     NYLIAC applied the provisions of SOP 98-1 prospectively effective January 1, 1999. The adoption of SOP 98-1 resulted in net capitalization of $37 million at December 31, 1999, which is included in other assets

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

RECENT ACCOUNTING PRONOUNCEMENTS -- (CONTINUED)

in the accompanying Balance Sheet. Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software, not to exceed five years.

     During 1998, the FASB issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities". This Statement establishes new GAAP accounting and reporting standards for derivative instruments, including derivative instruments embedded in other contracts, and for hedging activities. In 1999, the FASB issued SFAS No. 137, "Accounting for Derivative Instruments and Hedging Activities -- Deferral of the Effective Date of FASB Statement No. 133", which postpones the implementation until the 2001 financial statements. In 2000, the FASB issued FASB Statement No. 138, "Accounting for Certain Hedging Activities, an amendment of FASB Statement No. 133" in order to address a limited number of implementation issues. Collectively, the implementation of these Statements is estimated to result in a reclassification of $48 million from Other Comprehensive Income to Net Income, before taxes.

     SFAS No. 133 requires that derivatives be reported in the balance sheet at their fair value, regardless of any hedging relationship that may exist. Accounting for the gains or losses resulting from changes in the values of those derivatives would depend on the use of the derivative and whether it qualifies for hedge accounting. Changes in fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria will be reported in earnings.

NOTE 3 -- INVESTMENTS

FIXED MATURITIES

     For publicly traded fixed maturities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, NYLIAC has determined an estimated fair value using either a discounted cash flow approach, including provisions for credit risk generally based upon the assumption such securities will be held to maturity, broker dealer quotations, or management's pricing model.

     At December 31, 2000 and 1999, the maturity distribution of fixed maturities was as follows (in millions):

                                                              2000                       1999
                                                     -----------------------    -----------------------
                                                     AMORTIZED    ESTIMATED     AMORTIZED    ESTIMATED
AVAILABLE FOR SALE                                     COST       FAIR VALUE      COST       FAIR VALUE
------------------                                   ---------    ----------    ---------    ----------
Due in one year or less                               $   712      $   710       $   514      $   514
Due after one year through five years                   2,942        2,939         3,196        3,153
Due after five years through ten years                  2,462        2,408         2,167        2,099
Due after ten years                                     2,822        2,682         3,138        2,938
Mortgage and asset-backed securities:
  Government or government agency                       4,030        4,117         3,114        2,996
  Other                                                 2,106        2,137         1,631        1,589
                                                      -------      -------       -------      -------
     Total Available for Sale                         $15,074      $14,993       $13,760      $13,289
                                                      =======      =======       =======      =======

                                                              2000                       1999
                                                     -----------------------    -----------------------
                                                     AMORTIZED    ESTIMATED     AMORTIZED    ESTIMATED
HELD TO MATURITY                                       COST       FAIR VALUE      COST       FAIR VALUE
----------------                                     ---------    ----------    ---------    ----------
Due in one year or less                               $    49      $    49       $    17      $    17
Due after one year through five years                     213          298           272          360
Due after five years through ten years                    171          170           165          159
Due after ten years                                       179          179           206          194
Asset-backed securities                                    15           15            21           21
                                                      -------      -------       -------      -------
     Total Held to Maturity                           $   627      $   711       $   681      $   751
                                                      =======      =======       =======      =======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

FIXED MATURITIES -- (CONTINUED)

     At December 31, 2000 and 1999, the distribution of gross unrealized gains and losses on investments in fixed maturities was as follows (in millions):

                                                                           2000
                                                    ---------------------------------------------------
                                                    AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
AVAILABLE FOR SALE                                    COST         GAINS         LOSSES      FAIR VALUE
------------------                                  ---------    ----------    ----------    ----------
U.S. Treasury and U.S. Government Corporations and
  agencies                                           $   735        $ 24          $  1        $   758
U.S. agencies, state and municipal                     3,295          74            10          3,359
Foreign Governments                                       51           1            --             52
Corporate                                              8,887         149           349          8,687
Other                                                  2,106          47            16          2,137
                                                     -------        ----          ----        -------
     Total Available for Sale                        $15,074        $295          $376        $14,993
                                                     =======        ====          ====        =======
HELD TO MATURITY
Corporate                                            $   612        $ 92          $  8        $   696
Other                                                     15          --            --             15
                                                     -------        ----          ----        -------
     Total Held to Maturity                          $   627        $ 92          $  8        $   711
                                                     =======        ====          ====        =======

                                                                           1999
                                                    ---------------------------------------------------
                                                    AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
AVAILABLE FOR SALE                                    COST         GAINS         LOSSES      FAIR VALUE
------------------                                  ---------    ----------    ----------    ----------
U.S. Treasury and U.S. Government Corporations and
  agencies                                           $   635        $  7          $ 16        $   626
U.S. agencies, state and municipal                     3,046           7           129          2,924
Foreign Governments                                       20          --            --             20
Corporate                                              8,428          61           359          8,130
Other                                                  1,631           4            46          1,589
                                                     -------        ----          ----        -------
     Total Available for Sale                        $13,760        $ 79          $550        $13,289
                                                     =======        ====          ====        =======
HELD TO MATURITY
Corporate                                            $   661        $ 91          $ 22        $   730
Other                                                     20           1            --             21
                                                     -------        ----          ----        -------
     Total Held to Maturity                          $   681        $ 92          $ 22        $   751
                                                     =======        ====          ====        =======

EQUITY SECURITIES

     Estimated fair value of equity securities has been determined using quoted market prices for publicly traded securities and a matrix pricing model for private placement securities. At December 31, 2000 and 1999, the distribution of gross unrealized gains and losses on equity securities is as follows (in millions):

                  UNREALIZED    UNREALIZED    ESTIMATED
          COST      GAINS         LOSSES      FAIR VALUE
          ----    ----------    ----------    ----------
  2000    $124       $14           $12           $126
  1999    $ 80       $13           $ 4           $ 89

MORTGAGE LOANS

     NYLIAC's mortgage loans are diversified by property type, location and borrower, and are generally collateralized by the related property.

     The fair market value of the mortgage loan portfolio at December 31, 2000 and 1999 is estimated to be $2,046 million and $1,858 million, respectively. Market values are determined by discounting the projected

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

MORTGAGE LOANS -- (CONTINUED)

cash flows for each loan to determine the current net present value. The discount rate used approximates the current rate for new mortgages with comparable characteristics and similar remaining maturities.

     At December 31, 2000 and 1999, contractual commitments to extend credit under commercial and residential mortgage loan agreements amounted to approximately $54 million and $37 million, respectively, at a fixed market rate of interest. These commitments are diversified by property type and geographic region.

     The general reserve provision for losses on mortgage loans was $4 million at December 31, 2000 and 1999, respectively. There were no specific provisions for losses as of December 31, 2000 and 1999. The activity in the general reserves as of December 31, 2000 and 1999 is summarized below (in millions):

                                                              2000    1999
                                                              ----    ----
Beginning Balance                                             $ 4      $1
Additions/(reductions) charged/(credited) to operations        --       3
                                                              ---      --
Ending Balance                                                $ 4      $4
                                                              ===      ==

     NYLIAC accrues interest income on problem loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on impaired loans is generally recognized on a cash basis. Cash payments on loans in the process of foreclosure are generally treated as a return of principal.

     At December 31, 2000 and 1999, the distribution of the mortgage loan portfolio by property type and geographic region was as follows (in millions):

                                                   2000        1999
                                                 --------    --------
Property Type:
  Office building                                 $  809      $  795
  Retail                                             396         385
  Apartments                                         167         185
  Residential                                        369         302
  Other                                              252         183
                                                  ------      ------
     Total                                        $1,993      $1,850
                                                  ======      ======
Geographic Region:
  Central                                         $  565      $  438
  Pacific                                            268         255
  Middle Atlantic                                    469         444
  South Atlantic                                     512         534
  New England                                        145         121
  Other                                               34          58
                                                  ------      ------
     Total                                        $1,993      $1,850
                                                  ======      ======

REAL ESTATE

     At December 31, 2000 and 1999, NYLIAC's real estate portfolio consisted of the following (in millions):

                                                              2000    1999
                                                              ----    ----
Investment                                                    $34     $63
Acquired through foreclosures                                  --       9
                                                              ---     ---
     Total real estate                                        $34     $72
                                                              ===     ===

     Accumulated depreciation on real estate at December 31, 2000 and 1999, was $8 million and $11 million, respectively. Depreciation expense totaled $1 million in 2000 and $3 million in 1999 and 1998.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 4 -- INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES

     The components of net investment income for the years ended December 31, 2000, 1999 and 1998, were as follows (in millions):

                                                 2000      1999      1998
                                                ------    ------    ------
Fixed Maturities                                $1,121    $1,013    $  972
Equity Securities                                    7        10         7
Mortgage Loans                                     147       134       116
Real Estate                                          9        15        15
Policy Loans                                        46        41        40
Derivative Instruments                              (1)        1         1
Other                                               15        16         1
                                                ------    ------    ------
  Gross investment income                        1,344     1,230     1,152
Investment expenses                                (32)      (51)      (44)
                                                ------    ------    ------
     Net investment income                      $1,312    $1,179    $1,108
                                                ======    ======    ======

     During 1999 a fixed maturity investment that had been classified as held to maturity was transferred to available for sale and subsequently sold due to credit deterioration. The investment had an amortized cost of $10,052,000, and the sale resulted in a realized gain of $82,000.

     For the years ended December 31, 2000, 1999 and 1998, realized investment gains (losses) computed under the specific identification method are as follows (in millions):

                                                  2000                           1999                           1998
                                        -------------------------      -------------------------      -------------------------
                                        GAINS              LOSSES      GAINS              LOSSES      GAINS              LOSSES
                                        -----              ------      -----              ------      -----              ------
Fixed Maturities                        $ 80               $(157)      $ 64                $(87)      $ 87                $(29)
Equity Securities                         17                  (7)        34                  (8)         7                  (7)
Mortgage Loans                             8                  (1)         4                  --         16                  (8)
Real Estate                               12                  (3)         5                  (2)         6                  (2)
Other                                     13                  (1)         2                  --          3                 (10)
                                        ----               -----       ----                ----       ----                ----
     Subtotal                           $130               $(169)      $109                $(97)      $119                $(56)
                                        ====               =====       ====                ====       ====                ====
Investment gains (losses), net                    $(39)                          $12                            $63
                                                  ====                           ===                            ===

NET UNREALIZED INVESTMENT GAINS (LOSSES)

     Net unrealized investment gains (losses) on fixed maturities available for sale are included in the Balance Sheet as a component of "Accumulated other comprehensive loss". Changes in these amounts include reclassification adjustments to avoid double counting in "Comprehensive income" items that are part of "Net

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NET UNREALIZED INVESTMENT GAINS (LOSSES) -- (CONTINUED)

income" for a period that also had been part of "Other comprehensive income" in earlier periods. The amounts for the years ended December 31, are as follows (in millions):

                                                              2000     1999     1998
                                                              -----    -----    ----
Net unrealized investments gains (losses), beginning of the
  year                                                        $(191)   $ 201    $157
                                                              -----    -----    ----
Changes in net unrealized investment gains (losses)
  attributable to:
  Investments:
     Net unrealized investment gains (losses) arising
       during the period                                        302     (612)     24
     Less: Reclassification adjustments for gains (losses)
       included in net income                                    41        1     (35)
                                                              -----    -----    ----
     Change in net unrealized investment gains (losses),
       net of adjustments                                       261     (613)     59
Impact of net unrealized investment gains (losses) on:
     Policyholders' account balance                              (3)      (7)     (1)
     Deferred policy acquisition costs                          (98)     228     (14)
                                                              -----    -----    ----
Change in net unrealized investment gains (losses)              160     (392)     44
                                                              -----    -----    ----
Net unrealized investment gains (losses), end of year         $ (31)   $(191)   $201
                                                              =====    =====    ====

     Net unrealized gains (losses) on investments arising during the periods reported in the above table are net of income tax expense (benefit) of $162 million, $(330) million and $31 million for the years ended December 31, 2000, 1999 and 1998, respectively.

     Reclassification adjustments reported in the above table for the years ended December 31, 2000, 1999 and 1998 are net of income tax expense (benefit) of $(22) million, $0 million and $19 million, respectively.

     Policyholders' account balance reported in the above table are net of income tax expense (benefit) of $(2) million, $(3) million and $0 million for the years ended December 31, 2000, 1999 and 1998, respectively.

     Deferred policy acquisition costs in the above table for the years ended December 31, 2000, 1999 and 1998 are net of income tax expense (benefit) of $(53) million, $122 million and $(8) million, respectively.

NOTE 5 -- INSURANCE LIABILITIES

     NYLIAC's annuity contracts are primarily deferred annuities. The carrying value, which approximates fair value, of NYLIAC's liabilities for deferred annuities at December 31, 2000 and 1999, was $7,944 million and $7,279 million, respectively.

NOTE 6 -- SEPARATE ACCOUNTS

     NYLIAC maintains eight non-guaranteed, registered separate accounts for its variable deferred annuity and variable life products. NYLIAC maintains investments in the registered separate accounts of $40 million and $71 million at December 31, 2000 and 1999, respectively. The assets of the separate accounts, which are carried at market value, represent investments in shares of the New York Life sponsored MainStay VP Series Fund and other non-proprietary funds.

     NYLIAC maintains one guaranteed separate account for universal life insurance policies. This account provides a minimum guaranteed interest rate with a market value adjustment imposed upon certain surrenders. The assets of this separate account are carried at market value.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 7 -- DEFERRED POLICY ACQUISITION COSTS

     An analysis of deferred policy acquisition costs (DAC) for the years ended December 31, 2000, 1999 and 1998 is as follows (in millions):

                                                              2000      1999      1998
                                                             ------    ------    ------
Balance at beginning of year before adjustment
  for unrealized gains (losses) on investments               $1,326    $1,028    $  836
Current year additions                                          444       372       286
Amortized during year                                          (140)      (74)      (94)
                                                             ------    ------    ------
Balance at end of year before adjustment for unrealized
  gains (losses) on investments                               1,630     1,326     1,028
Adjustment for unrealized gains (losses) on investments          30       181      (169)
                                                             ------    ------    ------
Balance at end of year                                       $1,660    $1,507    $  859
                                                             ======    ======    ======

NOTE 8 -- FEDERAL INCOME TAXES

     The components of the net deferred tax liability (asset) as of December 31, 2000 and 1999 are as follows (in millions):

                                                              2000    1999
                                                              ----    ----
Deferred tax assets:
  Future policyholder benefits                                $303    $258
  Employee and agents benefits                                  53      52
  Investments                                                   --     131
                                                              ----    ----
     Gross deferred tax assets                                 356     441
                                                              ====    ====
Deferred tax liabilities
  Deferred policy acquisition costs                            416     374
  Investments                                                    3      --
  Other                                                         24      14
                                                              ----    ----
     Gross deferred tax liabilities                            443     388
                                                              ----    ----
       Net deferred tax liability (asset)                     $ 87    $(53)
                                                              ====    ====

     Set forth below is a reconciliation of the Federal income tax rate to the effective tax rate for 2000, 1999 and 1998:

                                                            2000     1999     1998
                                                            -----    -----    ----
Statutory federal income tax rate                            35.0%    35.0%   35.0%
Equity base tax                                               4.3      5.9     1.7
Tax exempt income                                            (3.8)    (1.1)    (.5)
Other                                                        (2.4)    (1.5)    (.2)
                                                            -----    -----    ----
Effective tax rate                                           33.1%    38.3%   36.0%
                                                            =====    =====    ====

     NYLIAC's Federal income tax returns are routinely examined by the IRS and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 1995. There were no material effects on NYLIAC's results of operations as a result of these audits. NYLIAC believes that its recorded income tax liabilities are adequate for all open years.

NOTE 9 -- REINSURANCE

     NYLIAC has entered into cession reinsurance agreements on a coinsurance basis with non-affiliated companies and on a yearly renewable term basis with affiliated and non-affiliated companies.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 9 -- REINSURANCE -- (CONTINUED)

     NYLIAC has ceded yearly renewable term reinsurance with affiliated companies. Under these agreements, included in the accompanying statement of income are $2.3 million, $1.5 million and $.9 million of ceded premiums at December 31, 2000, 1999 and 1998, respectively.

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

     NYLIAC uses derivative financial instruments to manage interest rate, commodity and market risk. These derivative financial instruments include interest rate floors and interest rate and commodity swaps. NYLIAC has not engaged in derivative financial instrument transactions for speculative purposes.

     Notional or contractual amounts of derivative financial instruments provide only a measure of involvement in these types of transactions and do not represent the amounts exchanged between the parties engaged in the transaction. The amounts exchanged are determined by reference to the notional amounts and other terms of the derivative financial instruments which relate to interest rates or other financial indices.

     NYLIAC is exposed to credit-related losses in the event that a counterparty fails to perform its obligations under contractual terms. The credit exposure of derivative financial instruments is represented by the sum of fair values of contracts with each counterparty, if the net value is positive, at the reporting date.

     NYLIAC deals with highly rated counterparties and does not expect the counterparties to fail to meet their obligations. NYLIAC has controls in place to monitor credit exposures by limiting transactions with specific counterparties within specified dollar limits and assessing the future creditworthiness of counterparties. NYLIAC uses master netting agreements and adjusts transaction levels, when appropriate, to minimize risk.

INTEREST RATE RISK MANAGEMENT

     NYLIAC enters into various types of interest rate contracts primarily to minimize exposure of specific assets held by NYLIAC to fluctuations in interest rates.

     The following table summarizes the notional amounts and credit exposures of interest rate related derivative transactions (in thousands):

                                                     2000                    1999
                                             --------------------    --------------------
                                             NOTIONAL     CREDIT     NOTIONAL     CREDIT
                                              AMOUNT     EXPOSURE     AMOUNT     EXPOSURE
                                             --------    --------    --------    --------
Interest Rate Swaps                          $225,000     $1,938     $225,000      $--
Interest Rate Floors                         $150,000     $  402     $150,000      $92

     Interest rate swaps are agreements with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed upon notional amount. Swap contracts outstanding at December 31, 2000 are between three years, seven months and eighteen years four months in maturity. At December 31, 1999 such contracts were between four years, seven months and nineteen years in maturity. NYLIAC does not act as an intermediary or broker in interest rate swaps.

     The following table shows the type of swaps used by NYLIAC and the weighted average interest rates. Average variable rates are based on the rates which determine the last payment received or paid on each contract; those rates may change significantly, affecting future cash flows:

                                                                2000        1999
                                                              --------    --------
Receive -- fixed swaps -- Notional amount (in thousands)      $225,000    $225,000
  Average receive rate                                            6.64%       6.50%
  Average pay rate                                                6.26%       5.17%

     During the term of the swap, net settlement amounts are recorded as investment income or expense when earned. Fair values of interest rate swaps were $1,728,000 and ($8,420,000) at December 31, 2000 and 1999, respectively, based on broker/dealer quotations.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

INTEREST RATE RISK MANAGEMENT -- (CONTINUED)

     Interest rate floor agreements entitle NYLIAC to receive amounts from counterparties based upon the difference between a strike price and current interest rates. Such agreements serve as hedges against declining interest rates on a portfolio of assets. Amounts received during the term of interest rate floor agreements are recorded as investment income.

     At December 31, 2000 and 1999, unamortized premiums on interest rate floors amounted to $222,000 and $315,000, respectively. Fair values of such agreements were $402,000 and $92,000 at December 31, 2000 and 1999, respectively, based on broker/dealer quotations.

COMMODITY RISK MANAGEMENT

     NYLIAC has a bond investment with interest payments linked to the price of crude oil. NYLIAC has entered into a commodity swap with a total notional amount of $7,500,000 as a hedge against this commodity risk. The credit exposure of the swap was $38,000 and $0 at December 31, 2000 and 1999, respectively.

NOTE 11 -- COMMITMENTS AND CONTINGENCIES

LITIGATION

     NYLIAC is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities and/or other operations, including actions involving retail sales practices. Most of these actions seek substantial or unspecified compensatory and punitive damages. NYLIAC is also from time to time involved as a party in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC nevertheless believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

LOANED SECURITIES AND REPURCHASE AGREEMENTS

     NYLIAC participates in a securities lending program for the purpose of enhancing income on securities held. At December 31, 2000 and 1999, $755 million and $246 million, respectively, of NYLIAC's fixed maturities and equity securities were on loan to others, but were fully collateralized in an account held in trust for NYLIAC. Such assets reflect the extent of NYLIAC's involvement in securities lending, not NYLIAC's risk of loss.

     NYLIAC enters into agreements to sell and repurchase securities for the purpose of enhancing income on securities held. Under these agreements, NYLIAC obtains the use of funds from a broker for approximately one month. The liability reported in the accompanying Balance Sheet (included in other liabilities) at December 31, 2000 of $132 million ($620 million at December 31,
1999) approximates fair value. The investments acquired with the funds received from the securities sold are primarily included in cash and cash equivalents in the accompanying Balance Sheet.

NOTE 12 -- RELATED PARTY TRANSACTIONS

     New York Life provides NYLIAC with services and facilities for the sale of insurance and other activities related to the business of insurance. New York Life charges NYLIAC for the identified costs associated with these services and facilities under the terms of a Service Agreement between New York Life and NYLIAC. Such costs, amounting to $476 million for the year ended December 31, 2000 ($393 million for 1999 and $335 million for 1998) are reflected in operating expenses and net investment income in the accompanying Statement of Income.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 12 -- RELATED PARTY TRANSACTIONS -- (CONTINUED)

     In addition, NYLIAC is allocated post-retirement and post-employment benefits other than pensions, which are held by New York Life. NYLIAC was allocated $7 million for its share of the net periodic post-retirement benefits expense in 2000 ($12 million and $8 million in 1999 and 1998, respectively) and $2 million for the post-employment benefits expense in 2000 ($3 million in 1999 and $2 million in 1998) under the provisions of the Service Agreement. The expenses are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     In addition, in 1999 New York Life concluded a comprehensive expense reduction program expected to streamline processes and improve profitability. As a result of job eliminations and early retirement benefits as defined in management's termination plan, NYLIAC was allocated $16 million for its share of these restructuring costs in 1999, which are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     At December 31, 2000 and 1999, NYLIAC has a net liability of $111 million and $80 million, respectively for the above described services which are included in other liabilities in the accompanying Balance Sheet.

     In 1999 NYLIAC sold a $197 million Corporate Sponsored Variable Universal Life (CSVUL) policy and a $82 million Corporate Sponsored Universal Life (CSUL) policy to a Voluntary Employee Benefit Association (VEBA) trust. This trust was established to fund New York Life's retired employees medical and dental benefits. In addition, in 1999 and 1998, NYLIAC sold a Corporate Owned Life
(COLI) policy to New York Life for $180 million and $250 million in premiums, respectively. These policies were sold on the same basis as policies sold to unrelated customers.

NOTE 13 -- SUPPLEMENTAL CASH FLOW INFORMATION

     Federal income taxes paid were $7 million, $48 million, and $67 million during 2000, 1999 and 1998, respectively.

     Total interest paid was $12 million, $30 million and $27 million during 2000, 1999 and 1998, respectively.

NOTE 14 -- STATUTORY FINANCIAL INFORMATION

     Accounting practices used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from GAAP. The Delaware Insurance Department recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Delaware Insurance Law. No consideration is given by the Department to financial statements prepared in accordance with generally accepted accounting principles in making such determinations.

     At December 31, 2000 and 1999, statutory stockholder's equity was $1,098 million and $1,130 million, respectively. Statutory net income for the years ended December 31, 2000, 1999 and 1998 was $0.4 million, $63 million and $10 million, respectively.

     The State of Delaware Insurance Department has adopted the NAIC's Codification of Statutory Accounting Principles guidance, effective January 1, 2001. The Company has estimated the effect of adoption will be a net increase in statutory surplus of approximately $35 million (unaudited).

     NYLIAC is restricted as to the amounts it may pay as dividends to New York Life. Under Delaware Insurance Law, dividends on capital stock can be distributed only out of earned surplus. Furthermore, without prior approval of the Delaware Insurance Commissioner, dividends can not be declared or distributed which exceed the greater of ten percent of the Company's surplus or one hundred percent of net gain from operations.

     No dividends were paid or declared for the years ended December 31, 2000, 1999 and 1998.

     As of December 31, 2000, the amount of available and accumulated funds derived from earned surplus from which NYLIAC can pay dividends is $593 million. The maximum amount of dividends which may be paid in 2001 without prior approval is $109.8 million.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Stockholder of New York Life Insurance and Annuity Corporation

In our opinion, the accompanying balance sheet and the related statements of income, of comprehensive income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of New York Life Insurance and Annuity Corporation at December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, the Company changed its method of accounting in 1999 for the cost of computer software developed or obtained for internal use.

PRICEWATERHOUSECOOPERS LLP
1177 Avenue of the Americas
New York, New York 10036
March 12, 2001